     As filed with the Securities and Exchange Commission on April 5, 2017



                                          Registration Statement Nos. 333-152232
                                                                       811-21262
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4



           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                      POST-EFFECTIVE AMENDMENT NO. 9                       [X]
                                    AND
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 194                             [X]


                       (Check Appropriate box or boxes.)



           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

                           (Exact name of Registrant)




                       BRIGHTHOUSE LIFE INSURANCE COMPANY

                              (Name of Depositor)



                        11225 NORTH COMMUNITY HOUSE ROAD
                              CHARLOTTE, NC 28277
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including area code: (212) 578-9500


                              ERIC T. STEIGERWALT

                       BRIGHTHOUSE LIFE INSURANCE COMPANY

                        11225 NORTH COMMUNITY HOUSE ROAD
                              CHARLOTTE, NC 28277
                    (Name and Address of Agent for Service)


                                 ------------

Approximate Date of Proposed Public Offering: On May 1, 2017 or as soon thereafter as practicable

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2017 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
This registration statement incorporates by reference the four prospectuses dated May 1, 2010 (the "Prospectuses") filed in Post-Effective Amendment No. 2/Amendment No. 119 to the registration statement on Form N-4 (File Nos. 333-152232/811-21262) filed on April 6, 2010.

This registration statement also incorporates by reference the four Supplements dated May 1, 2011 to the Prospectuses filed in Post-Effective Amendment No. 3/Amendment No. 133 to the registration statement on Form N-4 (File Nos. 333-152232/811-21262) filed on April 5, 2011.

This registration statement also incorporates by reference the four Supplements dated April 30, 2012 to the Prospectuses filed in Post-Effective Amendment No. 4/Amendment No. 145 to the registration statement on Form N-4 (File Nos. 333-152232/811-21262) filed on April 4, 2012.

This registration statement also incorporates by reference the four Supplements dated April 29, 2013 to the Prospectuses filed in Post-Effective Amendment No. 5/Amendment No. 153 to the registration statement on Form N-4 (File Nos. 333-152232/811-21262) filed on April 3, 2013.

This registration statement also incorporates by reference the four Supplements dated April 28, 2014 to the Prospectuses filed in Post-Effective Amendment No. 6/Amendment No. 161 to the registration statement on Form N-4 (File Nos. 333-152232/811-21262) filed on April 4, 2014.

This registration statement also incorporates by reference the four Supplements dated May 1, 2015 to the Prospectuses filed in Post-Effective Amendment No. 7/Amendment No. 172 to the registration statement on Form N-4 (File Nos. 333-152232/811-21262) filed on April 8, 2015.


This registration statement also incorporates by reference the four Supplements dated May 1, 2016 to the Prospectuses filed in Post-Effective Amendment No. 8/Amendment No. 184 to the registration statement on Form N-4 (File Nos. 333-152232/811-21262) filed on April 6, 2016.

                          PORTFOLIO ARCHITECT ANNUITY
                                   ISSUED BY


                       BRIGHTHOUSE LIFE INSURANCE COMPANY
           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2017

                      TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund

     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     BlackRock High Yield Portfolio -- Class A
     Brighthouse Small Cap Value Portfolio -- Class B
     Brighthouse/Wellington Large Cap Research Portfolio -- Class E

     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B

     Invesco Mid Cap Value Portfolio -- Class B

     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II

     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A

     BlackRock Ultra-Short Term Bond Portfolio -- Class A
     Brighthouse/Wellington Balanced Portfolio -- Class A
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A

     Frontier Mid Cap Growth Portfolio -- Class D

     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class A
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A
     Western Asset Management U.S. Government Portfolio -- Class A

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio

TRUST FOR ADVISED PORTFOLIOS

     1919 Variable Socially Responsive Balanced Fund

Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2017. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................   6%(2)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(3)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for over seven years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7 + years                                     0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7 + years                                     0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.25% and an administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge for GMWB I (maximum of 1.00% upon reset), a 0.50% current charge for GMWB II (maximum of 1.00% upon reset), and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


Mortality and Expense Risk Charge*.............................................   1.25%
Administrative Expense Charge..................................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.......   1.40%
Optional E.S.P. Charge.........................................................   0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED................   1.60%
Optional GMWB I Charge.........................................................   1.00%(5)
Optional GMWB II Charge........................................................   1.00%(5)
Optional GMWB III Charge.......................................................   0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED................   2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...............   2.40%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..............   1.65%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..........   2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.........   2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED........   1.85%

------------
(5) The current charges for the available GMWB riders with a reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A; 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in Harris Oakmark International Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio -- Class B; and an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio -- Class B.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2016 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.37%       1.28%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.



                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.53%     0.25%            0.03%
 American Funds Growth Fund.....................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%            0.02%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A......    0.60%       --             0.07%
 Brighthouse Small Cap Value Portfolio --
  Class B.......................................    0.75%     0.25%            0.04%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A++.................    0.89%       --             0.11%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................    0.56%     0.15%            0.03%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.61%       --             0.04%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.56%       --             0.01%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --             0.04%
 Invesco Comstock Portfolio -- Class B..........    0.57%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.65%     0.25%            0.03%
 MFS(R) Research International Portfolio --
  Class B++.....................................    0.70%     0.25%            0.04%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++........................    0.65%     0.25%            0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................    0.66%     0.25%            0.05%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................    0.47%       --             0.28%
 PIMCO Total Return Portfolio -- Class B........    0.48%     0.25%            0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................    0.57%     0.25%            0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................    0.57%     0.15%            0.02%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A.......................................    0.33%       --             0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................    0.70%       --             0.02%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A..........................    0.35%       --             0.03%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A..........................    0.46%       --             0.09%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A............    0.70%       --             0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D.......................................    0.72%     0.10%            0.03%
 MetLife Stock Index Portfolio -- Class B.......    0.25%     0.25%            0.02%
 MFS(R) Total Return Portfolio -- Class F.......    0.56%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class A..............    0.70%       --             0.02%
 Neuberger Berman Genesis Portfolio --
  Class A.......................................    0.81%       --             0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B..........................    0.60%     0.25%            0.02%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............   --             0.81%       --              0.81%
 American Funds Growth Fund.....................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund..............   --             0.54%       --              0.54%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A...... 0.08%            0.75%       --              0.75%
 Brighthouse Small Cap Value Portfolio --
  Class B....................................... 0.06%            1.10%     0.01%             1.09%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A++.................   --             1.00%     0.06%             0.94%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................   --             0.74%     0.04%             0.70%
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.65%       --              0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.57%     0.02%             0.55%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.81%     0.02%             0.79%
 Invesco Comstock Portfolio -- Class B..........   --             0.84%     0.02%             0.82%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.05%            0.98%     0.02%             0.96%
 MFS(R) Research International Portfolio --
  Class B++.....................................   --             0.99%     0.06%             0.93%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++........................   --             0.95%     0.01%             0.94%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................   --             0.96%     0.10%             0.86%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................   --             0.75%     0.01%             0.74%
 PIMCO Total Return Portfolio -- Class B........   --             0.78%     0.03%             0.75%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................   --             0.84%     0.03%             0.81%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................   --             0.74%     0.03%             0.71%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A.......................................   --             0.37%       --              0.37%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................   --             0.72%     0.09%             0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A..........................   --             0.38%     0.02%             0.36%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A..........................   --             0.55%       --              0.55%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A............   --             0.72%     0.11%             0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D.......................................   --             0.85%     0.02%             0.83%
 MetLife Stock Index Portfolio -- Class B.......   --             0.52%     0.01%             0.51%
 MFS(R) Total Return Portfolio -- Class F.......   --             0.81%       --              0.81%
 MFS(R) Value Portfolio -- Class A..............   --             0.72%     0.14%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class A.......................................   --             0.85%     0.01%             0.84%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B..........................   --             0.87%     0.02%             0.85%

                                                             DISTRIBUTION
                                                                AND/OR
                                                MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                     FEE      (12B-1) FEES   EXPENSES
---------------------------------------------- ------------ -------------- ----------
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B........................    0.47%     0.25%            0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A..........    0.57%       --             0.03%
 Western Asset Management
  U.S. Government Portfolio -- Class A........    0.47%       --             0.03%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio......................    0.55%     0.25%            0.08%
 Dynamic Capital Appreciation Portfolio++.....    0.55%     0.25%            0.16%
 Mid Cap Portfolio............................    0.55%     0.25%            0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund...................    0.78%     0.25%            0.04%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio...................................    0.75%       --             0.05%
 ClearBridge Variable Appreciation
  Portfolio...................................    0.70%       --             0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio...................................    0.75%       --             0.11%
 ClearBridge Variable Large Cap Value
  Portfolio...................................    0.65%       --             0.07%
 ClearBridge Variable Small Cap Growth
  Portfolio...................................    0.75%       --             0.08%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund...............................    0.65%       --           0.63%



                                                                 TOTAL       FEE WAIVER    NET TOTAL
                                                  ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                  FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                 AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------------------- -------------- ----------- --------------- -----------
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B........................   --             0.75%       --              0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A.......... 0.01%            0.61%     0.05%             0.56%
 Western Asset Management
  U.S. Government Portfolio -- Class A........   --             0.50%     0.01%             0.49%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio......................   --             0.88%       --              0.88%
 Dynamic Capital Appreciation Portfolio++.....   --             0.96%       --              0.96%
 Mid Cap Portfolio............................   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund................... 0.01%            1.08%     0.02%             1.06%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio...................................   --             0.80%       --              0.80%
 ClearBridge Variable Appreciation
  Portfolio...................................   --             0.75%       --              0.75%
 ClearBridge Variable Large Cap Growth
  Portfolio...................................   --             0.86%     0.06%             0.80%
 ClearBridge Variable Large Cap Value
  Portfolio...................................   --             0.72%       --              0.72%
 ClearBridge Variable Small Cap Growth
  Portfolio...................................   --             0.83%       --              0.83%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund...............................   --             1.28%     0.39%             0.89%


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.




                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS



PAYMENTS WE RECEIVE. Effective March 6, 2017, MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC.

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:



            UNDERLYING FUND                        INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.        Capital Research and Management
                                                                                  Company
American Funds Growth Fund              Seeks growth of capital.                  Capital Research and Management
                                                                                  Company
American Funds Growth-Income            Seeks long-term growth of capital and     Capital Research and Management
 Fund                                   income.                                   Company
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --       Seeks to maximize total return,           Brighthouse Investment Advisers, LLC
 Class A                                consistent with income generation         Subadviser: BlackRock Financial
                                        and prudent investment management.        Management, Inc.
Brighthouse Small Cap Value             Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                             Subadvisers: Delaware Investments
                                                                                  Fund Advisers; Wells Capital
                                                                                  Management Incorporated
Brighthouse/Aberdeen Emerging           Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio --                                                      Subadviser: Aberdeen Asset Managers
 Class A++                                                                        Limited
Brighthouse/Wellington Large Cap        Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                    Subadviser: Wellington Management
                                                                                  Company LLP
Clarion Global Real Estate              Seeks total return through investment     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                   in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                        both capital appreciation and current     LLC
                                        income.
ClearBridge Aggressive Growth           Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: ClearBridge Investments,
                                                                                  LLC
Harris Oakmark International            Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --           Seeks capital growth and income.          Brighthouse Investment Advisers, LLC
 Class B                                                                          Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --      Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Class B                                equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                        companies.
MFS(R) Research International           Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Massachusetts Financial
                                                                                  Services Company
Morgan Stanley Mid Cap Growth           Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                           Subadviser: Morgan Stanley
                                                                                  Investment Management Inc.
Oppenheimer Global Equity               Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
PIMCO Total Return Portfolio --            Seeks maximum total return,              Brighthouse Investment Advisers, LLC
 Class B                                   consistent with the preservation of      Subadviser: Pacific Investment
                                           capital and prudent investment           Management Company LLC
                                           management.
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income       Inc.
                                           is a secondary objective.
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++                    by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income       Inc.
                                           is a secondary objective.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --         Seeks a competitive total return         Brighthouse Investment Advisers, LLC
 Class A                                   primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond            Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
Brighthouse/Wellington Balanced            Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      with some current income.                Subadviser: Wellington Management
                                                                                    Company LLP
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A        income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company LLP
                                           current income.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
Western Asset Management Strategic     Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --       consistent with preservation of           Subadviser: Western Asset
 Class A                               capital.                                  Management Company
Western Asset Management               Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio --          consistent with preservation of capital   Subadviser: Western Asset
 Class A                               and maintenance of liquidity.             Management Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                Seeks long-term capital appreciation.     Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation           Seeks capital appreciation.               Fidelity Management & Research
 Portfolio++                                                                     Company
                                                                                 Subadviser: FMR Co., Inc.
Mid Cap Portfolio                      Seeks long-term growth of capital.        Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Foreign VIP Fund             Seeks long-term capital growth.           Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.     Legg Mason Partners Fund Advisor,
 Portfolio                                                                       LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary             LLC
                                       objective.                                Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive      Seeks capital appreciation and            1919 Investment Counsel, LLC
 Balanced Fund                         retention of net investment income.


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix B - Additional Information Regarding Underlying Funds" for more information.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2017, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $54,000 or 25% of pay for each participant in 2017.



ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly [and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.


You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


GUARANTEED MINIMUM WITHDRAWAL BENEFITS

If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider or the Guaranteed Minimum Withdrawal Benefit for Life Rider, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments or the Lifetime Withdrawal Benefit is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS


The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.




                                   TRANSFERS

--------------------------------------------------------------------------------

The following paragraphs in RESTRICTIONS ON FREQUENT TRANSFERS section have been modified:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for deterring frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria restrictions (the "Alternative Frequent Transfer Criteria Restrictions") when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits. Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria Restrictions, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:
reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

For the Contracts to which we apply the Alternative Frequent Transfer Restrictions, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria Restrictions will be subject to the above-described restrictions applicable to such Contracts. For those Contracts, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.




                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY



Brighthouse Life Insurance Company (the Company) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. The Company will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the the Company's financial strength and claims-paying ability.


THE SEPARATE ACCOUNT

Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account Eleven for Variable Annuities.


DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.

All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.)

These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.



FINANCIAL STATEMENTS

The financial statements of the Company and the financial statements of the Separate Account have been included in the SAI.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION




         FOR BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
          FORMERLY METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES AND

               METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                                      PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40%
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)....................... 2007   1.081           1.159                      --
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/03)................ 2016   3.032           3.009                 403,373
                                                                          2015   2.876           3.032                 441,670
                                                                          2014   2.850           2.876                 506,650
                                                                          2013   2.237           2.850                 562,311
                                                                          2012   1.851           2.237                 630,044
                                                                          2011   2.061           1.851                 709,023
                                                                          2010   1.870           2.061                 767,416
                                                                          2009   1.333           1.870                 900,985
                                                                          2008   2.194           1.333                 968,606
                                                                          2007   1.937           2.194               1,094,791
 American Funds Growth Subaccount (Class 2) (5/03)....................... 2016   2.695           2.910                 316,158
                                                                          2015   2.558           2.695                 547,730
                                                                          2014   2.390           2.558                 583,614
                                                                          2013   1.863           2.390                 684,259
                                                                          2012   1.603           1.863                 780,465
                                                                          2011   1.698           1.603                 885,657
                                                                          2010   1.451           1.698               1,081,840
                                                                          2009   1.055           1.451               1,285,378
                                                                          2008   1.910           1.055               1,277,607
                                                                          2007   1.724           1.910               1,539,042
 American Funds Growth-Income Subaccount (Class 2) (5/03)................ 2016   2.352           2.586                 627,084
                                                                          2015   2.351           2.352                 761,641
                                                                          2014   2.155           2.351                 867,523
                                                                          2013   1.637           2.155               1,031,616
                                                                          2012   1.413           1.637               1,175,001
                                                                          2011   1.460           1.413               1,404,054
                                                                          2010   1.328           1.460               1,743,133
                                                                          2009   1.026           1.328               2,135,670
                                                                          2008   1.675           1.026               2,766,491
                                                                          2007   1.617           1.675               4,587,642
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/98).................. 2007   1.970           2.065                      --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (4/98)............. 2008   1.360           1.302                      --
                                                                          2007   1.287           1.360               9,186,984
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/98)....... 2008   1.165           1.100                      --
                                                                          2007   1.328           1.165              17,387,978
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00).......... 2016   2.004           2.129               4,899,626

                      PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
                                                                                       2015   2.024
                                                                                       2014   1.838
                                                                                       2013   1.423
                                                                                       2012   1.243
                                                                                       2011   1.297
                                                                                       2010   1.125
                                                                                       2009   0.842
                                                                                       2008   1.490
                                                                                       2007   1.288
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (12/00)....... 2016   1.638
                                                                                       2015   1.645
                                                                                       2014   1.507
                                                                                       2013   1.105
                                                                                       2012   0.917
                                                                                       2011   0.957
                                                                                       2010   0.822
                                                                                       2009   0.614
                                                                                       2008   1.062
                                                                                       2007   1.009
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)............................ 2016   3.061
                                                                                       2015   3.156
                                                                                       2014   3.018
                                                                                       2013   2.253
                                                                                       2012   1.994
                                                                                       2011   2.268
                                                                                       2010   1.789
                                                                                       2009   1.298
                                                                                       2008   2.180
                                                                                       2007   1.917
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).................. 2008   3.589
                                                                                       2007   2.826
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)............................. 2016   1.459
                                                                                       2015   1.582
                                                                                       2014   1.805
                                                                                       2013   1.489
                                                                                       2012   1.277
                                                                                       2011   1.449
                                                                                       2010   1.355
                                                                                       2009   1.003
                                                                                       2008   1.706
                                                                                       2007   1.499
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00).................. 2010   1.096
                                                                                       2009   0.885
                                                                                       2008   1.264
                                                                                       2007   1.053
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)....................... 2008   0.732
                                                                                       2007   0.679
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)..................... 2011   0.510
                                                                                       2010   0.415
                                                                                       2009   0.269
                                                                                       2008   0.486
                                                                                       2007   0.405
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)............ 2016   2.034
                                                                                       2015   2.099
                                                                                       2014   1.768
                                                                                       2013   1.213
                                                                                       2012   1.036
                                                                                       2011   1.026
                                                                                       2010   0.832
                                                                                       2009   0.627
                                                                                       2008   1.067
                                                                                       2007   1.105
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)................ 2014   2.146



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
                                                                                       2.004               5,296,613
                                                                                       2.024               5,988,717
                                                                                       1.838               6,855,805
                                                                                       1.423               8,366,973
                                                                                       1.243              10,638,336
                                                                                       1.297              12,061,335
                                                                                       1.125              14,627,602
                                                                                       0.842              18,718,821
                                                                                       1.490              26,589,742
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (12/00)....... 1.659                 128,240
                                                                                       1.638                 132,390
                                                                                       1.645                 136,360
                                                                                       1.507                 141,771
                                                                                       1.105                 157,353
                                                                                       0.917                 109,920
                                                                                       0.957                 124,203
                                                                                       0.822                 186,416
                                                                                       0.614                 214,463
                                                                                       1.062                 392,127
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)............................ 3.378               2,056,014
                                                                                       3.061               2,428,424
                                                                                       3.156               2,818,159
                                                                                       3.018               3,455,681
                                                                                       2.253               4,104,465
                                                                                       1.994               5,065,373
                                                                                       2.268               6,039,695
                                                                                       1.789               7,239,853
                                                                                       1.298               8,989,430
                                                                                       2.180              12,919,618
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).................. 1.674                 158,180
                                                                                       3.589                 453,353
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)............................. 1.542                 158,814
                                                                                       1.459                 174,085
                                                                                       1.582                 192,906
                                                                                       1.805                 260,059
                                                                                       1.489                 280,615
                                                                                       1.277                 303,689
                                                                                       1.449                 267,945
                                                                                       1.355                 322,729
                                                                                       1.003                 375,927
                                                                                       1.706                 601,350
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00).................. 1.112                      --
                                                                                       1.096               2,226,603
                                                                                       0.885               2,841,896
                                                                                       1.264               3,693,004
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)....................... 0.690                      --
                                                                                       0.732              18,217,150
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)..................... 0.546                      --
                                                                                       0.510               5,683,647
                                                                                       0.415               6,693,004
                                                                                       0.269               7,562,482
                                                                                       0.486              10,138,567
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)............ 2.030               5,155,909
                                                                                       2.034               5,842,702
                                                                                       2.099               6,923,425
                                                                                       1.768               8,032,803
                                                                                       1.213               9,247,629
                                                                                       1.036              11,742,340
                                                                                       1.026              14,114,288
                                                                                       0.832              17,888,303
                                                                                       0.627              24,826,899
                                                                                       1.067              33,477,665
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)................ 2.158                      --

                   PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
                                                                                 2013   1.646
                                                                                 2012   1.452
                                                                                 2011   1.570
                                                                                 2010   1.365
                                                                                 2009   1.070
                                                                                 2008   1.711
                                                                                 2007   1.785
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2016   2.690
                                                                                 2015   2.685
                                                                                 2014   2.453
                                                                                 2013   1.914
                                                                                 2012   1.674
                                                                                 2011   1.654
                                                                                 2010   1.490
                                                                                 2009   1.237
                                                                                 2008   1.775
                                                                                 2007   1.712
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2016   1.949
                                                                                 2015   1.800
                                                                                 2014   1.601
                                                                                 2013   1.178
                                                                                 2012   0.993
                                                                                 2011   1.013
                                                                                 2010   0.935
                                                                                 2009   0.666
                                                                                 2008   1.077
                                                                                 2007   1.075
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)........ 2016   2.266
                                                                                 2015   2.366
                                                                                 2014   2.148
                                                                                 2013   1.646
                                                                                 2012   1.433
                                                                                 2011   1.384
                                                                                 2010   1.282
                                                                                 2009   1.045
                                                                                 2008   1.645
                                                                                 2007   1.606
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00)....... 2016   2.030
                                                                                 2015   2.152
                                                                                 2014   2.097
                                                                                 2013   1.446
                                                                                 2012   1.228
                                                                                 2011   1.228
                                                                                 2010   0.995
                                                                                 2009   0.707
                                                                                 2008   1.209
                                                                                 2007   1.114
 LMPVET Equity Index Subaccount (Class II) (5/99)............................... 2009   0.662
                                                                                 2008   1.073
                                                                                 2007   1.038
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 2011   1.001
                                                                                 2010   0.929
                                                                                 2009   0.803
                                                                                 2008   1.033
                                                                                 2007   1.033
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98)..................................... 2007   1.977
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................ 2007   1.206
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02).......................... 2007   1.337
 LMPVPII Growth and Income Subaccount (Class I) (5/02).......................... 2007   1.243
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)..................... 2007   1.628
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)......................... 2007   1.820
Met Investors Series Trust



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
                                                                                 2.146              11,744,952
                                                                                 1.646              14,121,268
                                                                                 1.452              16,661,552
                                                                                 1.570              21,352,828
                                                                                 1.365              26,763,019
                                                                                 1.070              35,047,749
                                                                                 1.711              48,365,342
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2.912               4,054,282
                                                                                 2.690               4,599,300
                                                                                 2.685               5,188,406
                                                                                 2.453               5,957,131
                                                                                 1.914               8,036,577
                                                                                 1.674               9,367,475
                                                                                 1.654              11,742,523
                                                                                 1.490              13,490,341
                                                                                 1.237              16,720,090
                                                                                 1.775              22,507,632
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2.064               1,156,543
                                                                                 1.949               1,329,477
                                                                                 1.800               1,411,162
                                                                                 1.601               1,719,136
                                                                                 1.178               2,121,086
                                                                                 0.993               2,329,067
                                                                                 1.013               3,142,899
                                                                                 0.935               3,984,824
                                                                                 0.666               4,976,021
                                                                                 1.077               7,440,935
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)........ 2.525               3,595,572
                                                                                 2.266               3,938,141
                                                                                 2.366               4,630,384
                                                                                 2.148               5,218,387
                                                                                 1.646               6,437,230
                                                                                 1.433               7,565,687
                                                                                 1.384               8,986,778
                                                                                 1.282              11,267,175
                                                                                 1.045              14,368,536
                                                                                 1.645              19,996,736
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00)....... 2.117                 765,771
                                                                                 2.030                 924,672
                                                                                 2.152               1,165,493
                                                                                 2.097               1,382,509
                                                                                 1.446               1,653,672
                                                                                 1.228               2,023,984
                                                                                 1.228               2,407,957
                                                                                 0.995               2,725,034
                                                                                 0.707               3,158,558
                                                                                 1.209               4,188,379
 LMPVET Equity Index Subaccount (Class II) (5/99)............................... 0.644                      --
                                                                                 0.662              12,571,305
                                                                                 1.073              16,997,479
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 0.989                      --
                                                                                 1.001                 153,364
                                                                                 0.929                 181,987
                                                                                 0.803                 186,585
                                                                                 1.033                 240,254
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98)..................................... 2.076                      --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................ 1.257                      --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02).......................... 1.385                      --
 LMPVPII Growth and Income Subaccount (Class I) (5/02).......................... 1.300                      --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)..................... 1.693                      --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)......................... 2.007                      --
Met Investors Series Trust

                PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............... 2008   2.593
                                                                            2007   2.480
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................... 2016   2.483
                                                                            2015   2.612
                                                                            2014   2.559
                                                                            2013   2.362
                                                                            2012   2.048
                                                                            2011   2.024
                                                                            2010   1.766
                                                                            2009   1.215
                                                                            2008   1.624
                                                                            2007   1.603
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............... 2016   1.174
                                                                            2015   1.206
                                                                            2014   1.076
                                                                            2013   1.051
                                                                            2012   0.844
                                                                            2011   0.904
                                                                            2010   0.788
                                                                            2009   0.592
                                                                            2008   1.026
                                                                            2007   1.222
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2014   3.509
                                                                            2013   2.756
                                                                            2012   2.276
                                                                            2011   2.490
                                                                            2010   2.302
                                                                            2009   1.630
                                                                            2008   2.843
                                                                            2007   2.210
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2016   3.896
                                                                            2015   4.108
                                                                            2014   3.646
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2016   1.954
                                                                            2015   2.071
                                                                            2014   2.223
                                                                            2013   1.723
                                                                            2012   1.350
                                                                            2011   1.591
                                                                            2010   1.383
                                                                            2009   0.902
                                                                            2008   1.543
                                                                            2007   1.579
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2016   1.873
                                                                            2015   2.020
                                                                            2014   1.874
                                                                            2013   1.403
                                                                            2012   1.201
                                                                            2011   1.236
                                                                            2010   1.091
                                                                            2009   0.873
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2016   1.330
                                                                            2015   1.481
                                                                            2014   1.370
                                                                            2013   1.066
                                                                            2012   0.943
                                                                            2011   0.993
                                                                            2010   0.802
                                                                            2009   0.643
                                                                            2008   1.065
                                                                            2007   1.073
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.933
                                                                            2008   1.265
                                                                            2007   1.206
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2016   2.659



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............... 2.501                      --
                                                                            2.593               6,467,216
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................... 2.800               2,395,915
                                                                            2.483               2,766,123
                                                                            2.612               3,223,929
                                                                            2.559               4,039,159
                                                                            2.362               4,809,877
                                                                            2.048               5,574,915
                                                                            2.024               6,835,617
                                                                            1.766               8,153,966
                                                                            1.215               9,846,367
                                                                            1.624              13,202,391
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............... 1.171               2,478,691
                                                                            1.174               2,961,155
                                                                            1.206               3,593,141
                                                                            1.076               3,996,279
                                                                            1.051               5,312,104
                                                                            0.844               6,240,641
                                                                            0.904               7,342,272
                                                                            0.788               9,322,885
                                                                            0.592              11,831,373
                                                                            1.026              17,519,536
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 3.657                      --
                                                                            3.509              10,085,107
                                                                            2.756              12,606,105
                                                                            2.276              15,053,166
                                                                            2.490              17,535,819
                                                                            2.302              20,443,280
                                                                            1.630              23,638,458
                                                                            2.843              29,053,459
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 3.957               6,451,053
                                                                            3.896               7,464,976
                                                                            4.108               8,611,190
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2.089               4,422,265
                                                                            1.954               5,127,705
                                                                            2.071               5,635,099
                                                                            2.223               6,488,307
                                                                            1.723               8,071,113
                                                                            1.350               9,662,879
                                                                            1.591              11,799,966
                                                                            1.383              13,845,148
                                                                            0.902              15,655,965
                                                                            1.543              20,171,016
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2.166               3,638,639
                                                                            1.873               3,931,706
                                                                            2.020               4,487,825
                                                                            1.874               3,438,293
                                                                            1.403               4,223,807
                                                                            1.201               5,128,633
                                                                            1.236               6,265,151
                                                                            1.091               7,934,328
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 1.514                 303,900
                                                                            1.330                 360,861
                                                                            1.481                 371,077
                                                                            1.370                 491,196
                                                                            1.066                 559,744
                                                                            0.943                 440,334
                                                                            0.993                 555,727
                                                                            0.802                 564,167
                                                                            0.643                 714,075
                                                                            1.065                 960,546
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 0.923                      --
                                                                            0.933                 193,784
                                                                            1.265                 200,406
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2.741                      --

                 PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
                                                                              2015   2.748
                                                                              2014   2.651
                                                                              2013   2.485
                                                                              2012   2.227
                                                                              2011   2.154
                                                                              2010   1.930
                                                                              2009   1.427
                                                                              2008   1.774
                                                                              2007   1.684
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016   1.622
                                                                              2015   1.906
                                                                              2014   2.061
                                                                              2013   2.195
                                                                              2012   1.869
                                                                              2011   2.324
                                                                              2010   1.901
                                                                              2009   1.139
                                                                              2008   2.589
                                                                              2007   2.052
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2009   1.501
                                                                              2008   3.272
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.417
                                                                              2008   0.737
                                                                              2007   0.668
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.148
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   1.642
                                                                              2015   1.594
                                                                              2014   1.423
                                                                              2013   1.075
                                                                              2012   0.961
                                                                              2011   0.972
                                                                              2010   0.876
                                                                              2009   0.745
                                                                              2008   1.205
                                                                              2007   1.195
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.................. 2016   1.282
                                                                              2015   1.375
                                                                              2014   1.371
                                                                              2013   1.049
                                                                              2012   0.902
                                                                              2011   1.005
                                                                              2010   0.850
                                                                              2009   0.682
                                                                              2008   0.985
                                                                              2007   1.030
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *............ 2016   1.369
                                                                              2015   1.413
                                                                              2014   1.540
                                                                              2013   1.310
                                                                              2012   1.138
                                                                              2011   1.293
                                                                              2010   1.177
                                                                              2009   0.907
                                                                              2008   1.596
                                                                              2007   1.518
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................ 2013   2.531
                                                                              2012   2.431
                                                                              2011   2.598
                                                                              2010   2.138
                                                                              2009   1.581
                                                                              2008   2.496
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............ 2016   1.279



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
                                                                              2.659               2,128,942
                                                                              2.748               2,540,788
                                                                              2.651               2,992,810
                                                                              2.485               3,597,987
                                                                              2.227               4,731,927
                                                                              2.154               5,397,682
                                                                              1.930               6,853,644
                                                                              1.427               8,538,724
                                                                              1.774              12,836,351
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 1.789                 987,345
                                                                              1.622               1,101,074
                                                                              1.906               1,351,111
                                                                              2.061               1,604,363
                                                                              2.195               2,165,796
                                                                              1.869               2,939,080
                                                                              2.324               3,566,576
                                                                              1.901               4,056,913
                                                                              1.139               4,890,900
                                                                              2.589               6,465,639
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2.501                      --
                                                                              1.501                  94,356
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 0.397                      --
                                                                              0.417               2,639,880
                                                                              0.737               4,361,004
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 1.205                      --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 1.753                 422,516
                                                                              1.642                 485,228
                                                                              1.594                 569,892
                                                                              1.423                 654,008
                                                                              1.075                 682,084
                                                                              0.961                 799,125
                                                                              0.972                 949,867
                                                                              0.876               1,120,608
                                                                              0.745               1,279,787
                                                                              1.205               1,831,042
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.................. 1.660                 808,203
                                                                              1.282                 906,484
                                                                              1.375               1,015,823
                                                                              1.371               1,165,833
                                                                              1.049               1,312,472
                                                                              0.902               1,459,193
                                                                              1.005               1,737,285
                                                                              0.850               2,404,495
                                                                              0.682               3,257,480
                                                                              0.985               4,297,915
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *............ 1.338                 783,768
                                                                              1.369                 864,243
                                                                              1.413                 972,378
                                                                              1.540               1,083,298
                                                                              1.310               1,427,596
                                                                              1.138               2,459,808
                                                                              1.293               3,028,337
                                                                              1.177               3,357,563
                                                                              0.907               4,283,769
                                                                              1.596               4,959,903
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................ 2.745                      --
                                                                              2.531               2,324,678
                                                                              2.431               2,648,947
                                                                              2.598               3,270,145
                                                                              2.138               3,967,042
                                                                              1.581               4,741,935
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............ 1.155                  78,901

                                PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                          2015   1.366           1.279                  98,854
                                                                          2014   1.371           1.366                 110,003
                                                                          2013   1.000           1.371                 128,872
                                                                          2012   0.928           1.000                 198,141
                                                                          2011   1.011           0.928                 246,991
                                                                          2010   0.776           1.011                 271,713
                                                                          2009   0.501           0.776                 326,428
                                                                          2008   0.901           0.501                 318,271
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2016   1.423           1.406               2,427,213
                                                                          2015   1.388           1.423               2,808,125
                                                                          2014   1.378           1.388               3,060,951
                                                                          2013   1.099           1.378               3,446,740
                                                                          2012   0.920           1.099               4,335,735
                                                                          2011   1.019           0.920               5,099,323
                                                                          2010   0.891           1.019               5,974,835
                                                                          2009   0.646           0.891               6,986,769
                                                                          2008   1.103           0.646              10,185,611
                                                                          2007   1.052           1.103               2,737,513
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016   1.450           1.504                 535,536
                                                                          2015   1.515           1.450                 569,568
                                                                          2014   1.489           1.515                 849,068
                                                                          2013   1.658           1.489                 671,359
                                                                          2012   1.539           1.658               1,133,602
                                                                          2011   1.399           1.539               1,355,048
                                                                          2010   1.314           1.399               1,192,113
                                                                          2009   1.126           1.314               1,030,068
                                                                          2008   1.223           1.126                 869,375
                                                                          2007   1.153           1.223                 797,963
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.843           1.865               5,171,779
                                                                          2015   1.869           1.843               5,822,063
                                                                          2014   1.819           1.869               6,948,423
                                                                          2013   1.881           1.819               8,799,682
                                                                          2012   1.746           1.881              11,400,378
                                                                          2011   1.716           1.746              13,123,791
                                                                          2010   1.609           1.716              14,796,631
                                                                          2009   1.442           1.609              16,907,876
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.228           2.243                      --
                                                                          2015   2.258           2.228                 545,832
                                                                          2014   2.060           2.258                 643,804
                                                                          2013   1.570           2.060                 754,854
                                                                          2012   1.440           1.570                 932,740
                                                                          2011   1.530           1.440               1,082,507
                                                                          2010   1.335           1.530               1,421,689
                                                                          2009   1.093           1.335               1,629,731
                                                                          2008   1.650           1.093                  84,857
                                                                          2007   1.593           1.650                  74,219
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   2.343           2.403                      --
                                                                          2015   2.407           2.343                 912,155
                                                                          2014   2.334           2.407               1,094,556
                                                                          2013   2.331           2.334               1,277,183
                                                                          2012   2.118           2.331               1,378,994
                                                                          2011   2.073           2.118               1,589,819
                                                                          2010   1.874           2.073               1,788,571
                                                                          2009   1.428           1.874               1,796,892
                                                                          2008   1.622           1.428               2,136,784
                                                                          2007   1.543           1.622               2,707,608
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   0.486           0.509                      --
                                                                          2012   0.440           0.486               3,628,121
                                                                          2011   0.544           0.440               4,658,685
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.445           1.652               3,487,200
                                                                          2015   1.520           1.445               3,943,489
                                                                          2014   1.361           1.520               4,360,256
                                                                          2013   1.031           1.361               4,999,268
                                                                          2012   0.887           1.031               6,332,841
                                                                          2011   0.937           0.887               7,576,255
                                                                          2010   0.812           0.937               8,668,798
                                                                          2009   0.695           0.812              10,184,989
                                                                          2008   1.106           0.695              11,998,584
                                                                          2007   1.079           1.106              15,120,906
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   2.247           2.572               7,123,195

                   PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
                                                                                 2015   2.361
                                                                                 2014   2.161
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).......................... 2016   1.914
                                                                                 2015   1.930
                                                                                 2014   1.828
                                                                                 2013   1.868
                                                                                 2012   1.761
                                                                                 2011   1.676
                                                                                 2010   1.569
                                                                                 2009   1.453
                                                                                 2008   1.526
                                                                                 2007   1.456
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 2016   2.164
                                                                                 2015   2.065
                                                                                 2014   1.923
                                                                                 2013   1.453
                                                                                 2012   1.288
                                                                                 2011   1.435
                                                                                 2010   1.214
                                                                                 2009   0.963
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   1.178
                                                                                 2015   1.195
                                                                                 2014   1.212
                                                                                 2013   1.229
                                                                                 2012   1.246
                                                                                 2011   1.264
                                                                                 2010   1.282
                                                                                 2009   1.294
                                                                                 2008   1.276
                                                                                 2007   1.232
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)................... 2009   0.641
                                                                                 2008   1.087
                                                                                 2007   1.147
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.898
                                                                                 2008   1.650
                                                                                 2007   1.610
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.775
                                                                                 2012   1.557
                                                                                 2011   1.684
                                                                                 2010   1.492
                                                                                 2009   1.243
                                                                                 2008   2.067
                                                                                 2007   2.014
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   1.682
                                                                                 2015   1.660
                                                                                 2014   1.516
                                                                                 2013   1.159
                                                                                 2012   1.060
                                                                                 2011   1.110
                                                                                 2010   0.977
                                                                                 2009   0.664
                                                                                 2008   1.241
                                                                                 2007   1.045
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.751
                                                                                 2015   1.731
                                                                                 2014   1.588
                                                                                 2013   1.335
                                                                                 2012   1.205
                                                                                 2011   1.177
                                                                                 2010   1.089
                                                                                 2009   0.937
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.763



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
                                                                                 2.247               8,001,285
                                                                                 2.361               9,640,670
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).......................... 1.947               5,102,363
                                                                                 1.914               5,912,622
                                                                                 1.930               7,056,872
                                                                                 1.828               8,200,982
                                                                                 1.868              10,624,630
                                                                                 1.761              11,865,146
                                                                                 1.676              14,119,850
                                                                                 1.569              17,125,468
                                                                                 1.453              21,686,521
                                                                                 1.526              30,367,089
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 2.136               8,878,215
                                                                                 2.164              10,367,266
                                                                                 2.065              11,809,222
                                                                                 1.923              14,098,502
                                                                                 1.453              17,793,728
                                                                                 1.288              21,565,247
                                                                                 1.435              25,609,950
                                                                                 1.214              30,730,485
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 1.166               5,985,783
                                                                                 1.178               7,146,272
                                                                                 1.195               8,200,097
                                                                                 1.212              11,203,114
                                                                                 1.229              13,273,181
                                                                                 1.246              16,807,568
                                                                                 1.264              19,035,283
                                                                                 1.282              24,038,242
                                                                                 1.294              39,814,833
                                                                                 1.276              34,190,333
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)................... 0.634                      --
                                                                                 0.641               3,164,204
                                                                                 1.087               4,785,370
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 0.937                      --
                                                                                 0.898              34,064,789
                                                                                 1.650              42,724,709
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 1.955                      --
                                                                                 1.775               9,721,064
                                                                                 1.557              11,585,404
                                                                                 1.684              13,734,917
                                                                                 1.492              16,088,014
                                                                                 1.243              19,676,195
                                                                                 2.067              26,108,968
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 1.747               6,393,096
                                                                                 1.682               7,788,564
                                                                                 1.660               8,933,555
                                                                                 1.516              10,804,749
                                                                                 1.159              13,056,475
                                                                                 1.060              15,255,889
                                                                                 1.110              18,342,491
                                                                                 0.977              22,203,385
                                                                                 0.664              25,661,260
                                                                                 1.241              33,300,325
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 1.847                 206,359
                                                                                 1.751                 225,436
                                                                                 1.731                 228,037
                                                                                 1.588                 284,566
                                                                                 1.335                 208,370
                                                                                 1.205                 213,665
                                                                                 1.177                 106,565
                                                                                 1.089                 202,241
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 1.866               2,492,430

                    PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
                                                                                   2015   1.746
                                                                                   2014   1.600
                                                                                   2013   1.214
                                                                                   2012   1.091
                                                                                   2011   1.153
                                                                                   2010   1.044
                                                                                   2009   0.802
                                                                                   2008   1.297
 MSF MetLife Stock Index Subaccount (Class B) (5/09).............................. 2016   1.524
                                                                                   2015   1.531
                                                                                   2014   1.373
                                                                                   2013   1.057
                                                                                   2012   0.929
                                                                                   2011   0.927
                                                                                   2010   0.821
                                                                                   2009   0.666
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 2016   2.684
                                                                                   2015   2.731
                                                                                   2014   2.555
                                                                                   2013   2.182
                                                                                   2012   1.987
                                                                                   2011   1.971
                                                                                   2010   1.820
                                                                                   2009   1.559
                                                                                   2008   2.035
                                                                                   2007   1.981
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2016   2.037
                                                                                   2015   2.069
                                                                                   2014   1.893
                                                                                   2013   1.415
                                                                                   2012   1.230
                                                                                   2011   1.237
                                                                                   2010   1.126
                                                                                   2009   0.945
                                                                                   2008   1.420
                                                                                   2007   1.338
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2016   3.380
                                                                                   2015   3.408
                                                                                   2014   3.456
                                                                                   2013   2.764
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2016   1.949
                                                                                   2015   1.788
                                                                                   2014   1.666
                                                                                   2013   1.218
                                                                                   2012   1.041
                                                                                   2011   1.070
                                                                                   2010   0.929
                                                                                   2009   0.659
                                                                                   2008   1.152
                                                                                   2007   1.070
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2016   2.275
                                                                                   2015   2.252
                                                                                   2014   2.141
                                                                                   2013   1.506
                                                                                   2012   1.318
                                                                                   2011   1.317
                                                                                   2010   0.992
                                                                                   2009   0.726
                                                                                   2008   1.103
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.163
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.243
                                                                                   2015   1.251
                                                                                   2014   1.232
                                                                                   2013   1.257
                                                                                   2012   1.231
                                                                                   2011   1.182
                                                                                   2010   1.131
                                                                                   2009   1.098
                                                                                   2008   1.115
                                                                                   2007   1.082



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
                                                                                   1.763               2,444,444
                                                                                   1.746               2,804,283
                                                                                   1.600               3,557,152
                                                                                   1.214               4,274,851
                                                                                   1.091               5,176,612
                                                                                   1.153               5,942,006
                                                                                   1.044               7,007,017
                                                                                   0.802               7,485,352
 MSF MetLife Stock Index Subaccount (Class B) (5/09).............................. 1.673               4,095,017
                                                                                   1.524               4,449,354
                                                                                   1.531               4,948,100
                                                                                   1.373               5,164,985
                                                                                   1.057               5,963,495
                                                                                   0.929               7,527,609
                                                                                   0.927               8,860,946
                                                                                   0.821              10,389,547
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 2.884              11,481,469
                                                                                   2.684              13,365,466
                                                                                   2.731              15,143,985
                                                                                   2.555              17,710,296
                                                                                   2.182              21,463,712
                                                                                   1.987              25,624,083
                                                                                   1.971              29,778,017
                                                                                   1.820              35,577,508
                                                                                   1.559              44,392,462
                                                                                   2.035              60,705,244
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2.298               2,461,421
                                                                                   2.037               2,726,889
                                                                                   2.069               3,332,951
                                                                                   1.893               4,025,371
                                                                                   1.415                 673,896
                                                                                   1.230                 704,219
                                                                                   1.237                 694,601
                                                                                   1.126                 787,885
                                                                                   0.945                 838,533
                                                                                   1.420                 877,792
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 3.956               1,389,808
                                                                                   3.380               1,528,410
                                                                                   3.408               1,689,316
                                                                                   3.456               1,939,480
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 1.951               3,029,088
                                                                                   1.949               3,754,262
                                                                                   1.788               3,987,496
                                                                                   1.666               4,325,056
                                                                                   1.218               3,815,369
                                                                                   1.041               4,446,306
                                                                                   1.070               5,534,008
                                                                                   0.929               6,562,103
                                                                                   0.659               7,547,032
                                                                                   1.152              10,971,650
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2.501               2,964,391
                                                                                   2.275               3,563,719
                                                                                   2.252               3,974,735
                                                                                   2.141               4,583,159
                                                                                   1.506               5,566,562
                                                                                   1.318               7,256,891
                                                                                   1.317               8,751,660
                                                                                   0.992              10,702,716
                                                                                   0.726              12,779,687
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 1.209                      --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.243                 102,927
                                                                                   1.243                 135,584
                                                                                   1.251                 234,035
                                                                                   1.232                 195,828
                                                                                   1.257                 215,426
                                                                                   1.231                 415,520
                                                                                   1.182                 459,046
                                                                                   1.131                 296,186
                                                                                   1.098                 298,370
                                                                                   1.115                 235,195

                               PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)......... 2007   1.125           1.148                      --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.391           1.438                      --
                                                                         2008   1.346           1.391              19,822,462
                                                                         2007   1.255           1.346              24,611,470
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)................ 2008   0.974           0.904                      --
                                                                         2007   0.895           0.974                 501,869
 Putnam VT International Equity Subaccount (Class IB) (5/01)............ 2007   1.408           1.526                      --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................. 2007   1.967           2.102                      --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........... 2014   1.612           1.737                   8,734
                                                                         2013   1.377           1.612                  28,806
                                                                         2012   1.261           1.377                  10,565
                                                                         2011   1.279           1.261                  11,620
                                                                         2010   1.157           1.279                  98,829
                                                                         2009   0.955           1.157                 118,650
                                                                         2008   1.295           0.955                 123,476
                                                                         2007   1.184           1.295                 123,068
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (12/00).................... 2009   0.870           0.845                      --
                                                                         2008   1.375           0.870              10,485,336
                                                                         2007   1.427           1.375              16,160,002
 Van Kampen LIT Enterprise Subaccount (Class II) (5/98)................. 2009   0.479           0.492                      --
                                                                         2008   0.854           0.479               1,337,633
                                                                         2007   0.770           0.854               1,857,644





                                  PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10%
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)............... 2007   1.076           1.151           --
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/03)........ 2016   2.775           2.734           --
                                                                  2015   2.650           2.775           --
                                                                  2014   2.645           2.650           --
                                                                  2013   2.091           2.645           --
                                                                  2012   1.742           2.091           --
                                                                  2011   1.953           1.742           --
                                                                  2010   1.785           1.953           --
                                                                  2009   1.281           1.785           --
                                                                  2008   2.123           1.281           --
                                                                  2007   1.888           2.123           --
 American Funds Growth Subaccount (Class 2) (5/03)............... 2016   2.466           2.644           --
                                                                  2015   2.357           2.466           --
                                                                  2014   2.218           2.357           --
                                                                  2013   1.741           2.218           --
                                                                  2012   1.508           1.741           --
                                                                  2011   1.609           1.508           --
                                                                  2010   1.385           1.609           --
                                                                  2009   1.014           1.385           --
                                                                  2008   1.849           1.014           --
                                                                  2007   1.681           1.849           --
 American Funds Growth-Income Subaccount (Class 2) (5/03)........ 2016   2.152           2.350           --
                                                                  2015   2.166           2.152           --
                                                                  2014   2.000           2.166           --
                                                                  2013   1.530           2.000           --
                                                                  2012   1.330           1.530           --
                                                                  2011   1.383           1.330           --
                                                                  2010   1.268           1.383           --
                                                                  2009   0.986           1.268           --
                                                                  2008   1.621           0.986           --
                                                                  2007   1.576           1.621           --

                      PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/98)............................... 2007   2.872
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (4/98).......................... 2008   1.564
                                                                                       2007   1.491
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/98).................... 2008   1.348
                                                                                       2007   1.548
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)....................... 2016   2.695
                                                                                       2015   2.741
                                                                                       2014   2.507
                                                                                       2013   1.955
                                                                                       2012   1.719
                                                                                       2011   1.806
                                                                                       2010   1.577
                                                                                       2009   1.189
                                                                                       2008   2.119
                                                                                       2007   1.845
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (12/00)....... 2016   2.488
                                                                                       2015   2.515
                                                                                       2014   2.321
                                                                                       2013   1.714
                                                                                       2012   1.432
                                                                                       2011   1.504
                                                                                       2010   1.302
                                                                                       2009   0.979
                                                                                       2008   1.705
                                                                                       2007   1.631
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)............................ 2016   3.286
                                                                                       2015   3.411
                                                                                       2014   3.285
                                                                                       2013   2.469
                                                                                       2012   2.201
                                                                                       2011   2.522
                                                                                       2010   2.003
                                                                                       2009   1.464
                                                                                       2008   2.475
                                                                                       2007   2.192
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).................. 2008   3.474
                                                                                       2007   2.755
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)............................. 2016   1.344
                                                                                       2015   1.468
                                                                                       2014   1.687
                                                                                       2013   1.401
                                                                                       2012   1.210
                                                                                       2011   1.383
                                                                                       2010   1.303
                                                                                       2009   0.971
                                                                                       2008   1.663
                                                                                       2007   1.471
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00).................. 2010   1.651
                                                                                       2009   1.342
                                                                                       2008   1.931
                                                                                       2007   1.620
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)....................... 2008   1.681
                                                                                       2007   1.570
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)..................... 2011   2.041
                                                                                       2010   1.676
                                                                                       2009   1.091
                                                                                       2008   1.988
                                                                                       2007   1.669
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)............ 2016   3.024



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/98)............................... 3.004                      --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (4/98).......................... 1.494                      --
                                                                                       1.564                      --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/98).................... 1.271                      --
                                                                                       1.348                      --
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)....................... 2.843                 476,093
                                                                                       2.695                 500,617
                                                                                       2.741                 528,350
                                                                                       2.507                 647,513
                                                                                       1.955                 772,019
                                                                                       1.719                 925,191
                                                                                       1.806               1,251,138
                                                                                       1.577               1,263,569
                                                                                       1.189               1,393,965
                                                                                       2.119               1,497,983
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (12/00)....... 2.501                      --
                                                                                       2.488                      --
                                                                                       2.515                      --
                                                                                       2.321                      --
                                                                                       1.714                      --
                                                                                       1.432                      --
                                                                                       1.504                      --
                                                                                       1.302                      --
                                                                                       0.979                      --
                                                                                       1.705                      --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)............................ 3.601                 175,354
                                                                                       3.286                 186,713
                                                                                       3.411                 189,871
                                                                                       3.285                 244,886
                                                                                       2.469                 320,823
                                                                                       2.201                 632,267
                                                                                       2.522                 661,706
                                                                                       2.003                 715,406
                                                                                       1.464                 792,336
                                                                                       2.475                 771,810
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).................. 3.155                      --
                                                                                       3.474                      --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)............................. 1.411                      --
                                                                                       1.344                      --
                                                                                       1.468                      --
                                                                                       1.687                      --
                                                                                       1.401                      --
                                                                                       1.210                      --
                                                                                       1.383                      --
                                                                                       1.303                      --
                                                                                       0.971                      --
                                                                                       1.663                      --
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00).................. 1.671                      --
                                                                                       1.651                      --
                                                                                       1.342                      --
                                                                                       1.931                      --
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)....................... 1.581                      --
                                                                                       1.681                 119,557
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)..................... 2.181                      --
                                                                                       2.041                      --
                                                                                       1.676                      --
                                                                                       1.091                      --
                                                                                       1.988                      --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)............ 2.997                  27,612

                   PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
                                                                                 2015   3.143
                                                                                 2014   2.666
                                                                                 2013   1.842
                                                                                 2012   1.585
                                                                                 2011   1.579
                                                                                 2010   1.290
                                                                                 2009   0.979
                                                                                 2008   1.678
                                                                                 2007   1.746
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07).......... 2014   2.108
                                                                                 2013   1.629
                                                                                 2012   1.447
                                                                                 2011   1.575
                                                                                 2010   1.379
                                                                                 2009   1.089
                                                                                 2008   1.754
                                                                                 2007   1.837
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2016   2.343
                                                                                 2015   2.355
                                                                                 2014   2.167
                                                                                 2013   1.702
                                                                                 2012   1.499
                                                                                 2011   1.492
                                                                                 2010   1.353
                                                                                 2009   1.132
                                                                                 2008   1.635
                                                                                 2007   1.585
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2016   2.666
                                                                                 2015   2.480
                                                                                 2014   2.222
                                                                                 2013   1.646
                                                                                 2012   1.397
                                                                                 2011   1.436
                                                                                 2010   1.335
                                                                                 2009   0.957
                                                                                 2008   1.559
                                                                                 2007   1.563
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)........ 2016   2.322
                                                                                 2015   2.442
                                                                                 2014   2.232
                                                                                 2013   1.722
                                                                                 2012   1.510
                                                                                 2011   1.469
                                                                                 2010   1.370
                                                                                 2009   1.124
                                                                                 2008   1.783
                                                                                 2007   1.753
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00)....... 2016   3.391
                                                                                 2015   3.621
                                                                                 2014   3.553
                                                                                 2013   2.468
                                                                                 2012   2.110
                                                                                 2011   2.125
                                                                                 2010   1.734
                                                                                 2009   1.240
                                                                                 2008   2.136
                                                                                 2007   1.983
 LMPVET Equity Index Subaccount (Class II) (5/99)............................... 2009   1.011
                                                                                 2008   1.652
                                                                                 2007   1.608
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 2011   0.951
                                                                                 2010   0.889
                                                                                 2009   0.773
                                                                                 2008   1.002
                                                                                 2007   1.010
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98)..................................... 2007   1.753
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................ 2007   1.485



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
                                                                                 3.024                 27,617
                                                                                 3.143                 45,750
                                                                                 2.666                 60,129
                                                                                 1.842                 75,637
                                                                                 1.585                105,455
                                                                                 1.579                116,142
                                                                                 1.290                149,975
                                                                                 0.979                153,229
                                                                                 1.678                144,906
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07).......... 2.116                     --
                                                                                 2.108                150,927
                                                                                 1.629                110,676
                                                                                 1.447                145,848
                                                                                 1.575                152,049
                                                                                 1.379                187,200
                                                                                 1.089                191,245
                                                                                 1.754                235,778
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)........... 2.519                     --
                                                                                 2.343                     --
                                                                                 2.355                     --
                                                                                 2.167                     --
                                                                                 1.702                     --
                                                                                 1.499                     --
                                                                                 1.492                     --
                                                                                 1.353                     --
                                                                                 1.132                     --
                                                                                 1.635                     --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2.804                     --
                                                                                 2.666                     --
                                                                                 2.480                     --
                                                                                 2.222                 21,431
                                                                                 1.646                 21,431
                                                                                 1.397                 35,581
                                                                                 1.436                 35,581
                                                                                 1.335                 35,581
                                                                                 0.957                 35,581
                                                                                 1.559                 35,581
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)........ 2.570                 57,189
                                                                                 2.322                 60,011
                                                                                 2.442                 56,358
                                                                                 2.232                 77,145
                                                                                 1.722                 77,327
                                                                                 1.510                 80,595
                                                                                 1.469                 99,578
                                                                                 1.370                104,486
                                                                                 1.124                114,451
                                                                                 1.783                191,507
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00)....... 3.513                109,910
                                                                                 3.391                122,087
                                                                                 3.621                131,038
                                                                                 3.553                156,219
                                                                                 2.468                164,290
                                                                                 2.110                411,462
                                                                                 2.125                457,613
                                                                                 1.734                585,022
                                                                                 1.240                548,707
                                                                                 2.136                593,851
 LMPVET Equity Index Subaccount (Class II) (5/99)............................... 0.983                     --
                                                                                 1.011                     --
                                                                                 1.652                     --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 0.938                     --
                                                                                 0.951                     --
                                                                                 0.889                     --
                                                                                 0.773                     --
                                                                                 1.002                     --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98)..................................... 1.837                     --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................ 1.545                     --

                                PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02)................... 2007   1.743           1.802                      --
 LMPVPII Growth and Income Subaccount (Class I) (5/02)................... 2007   1.560           1.626                      --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03).............. 2007   1.587           1.646                      --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03).................. 2007   1.774           1.952                      --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   1.845           1.776                      --
                                                                          2007   1.777           1.845                      --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2016   2.016           2.258                      --
                                                                          2015   2.136           2.016                      --
                                                                          2014   2.107           2.136                      --
                                                                          2013   1.958           2.107                      --
                                                                          2012   1.710           1.958                      --
                                                                          2011   1.702           1.710                      --
                                                                          2010   1.496           1.702                      --
                                                                          2009   1.036           1.496                      --
                                                                          2008   1.395           1.036                      --
                                                                          2007   1.386           1.395                      --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2016   1.097           1.087                 210,926
                                                                          2015   1.135           1.097                 230,348
                                                                          2014   1.019           1.135                 255,428
                                                                          2013   1.003           1.019                 334,678
                                                                          2012   0.811           1.003                 412,756
                                                                          2011   0.875           0.811                 530,538
                                                                          2010   0.768           0.875                 609,020
                                                                          2009   0.581           0.768                 657,679
                                                                          2008   1.014           0.581                 671,048
                                                                          2007   1.216           1.014                 727,566
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   2.620           2.724                      --
                                                                          2013   2.072           2.620                      --
                                                                          2012   1.723           2.072                      --
                                                                          2011   1.898           1.723                      --
                                                                          2010   1.767           1.898                      --
                                                                          2009   1.260           1.767                      --
                                                                          2008   2.214           1.260                      --
                                                                          2007   1.733           2.214                      --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2016   2.868           2.893                      --
                                                                          2015   3.045           2.868                      --
                                                                          2014   2.716           3.045                      --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2016   2.348           2.493                      --
                                                                          2015   2.505           2.348                      --
                                                                          2014   2.708           2.505                      --
                                                                          2013   2.114           2.708                      --
                                                                          2012   1.668           2.114                      --
                                                                          2011   1.980           1.668                      --
                                                                          2010   1.733           1.980                      --
                                                                          2009   1.139           1.733                      --
                                                                          2008   1.961           1.139                      --
                                                                          2007   2.020           1.961                      --
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2016   2.182           2.507               1,239,403
                                                                          2015   2.370           2.182               1,307,842
                                                                          2014   2.214           2.370               1,405,389
                                                                          2013   1.670           2.214               1,079,335
                                                                          2012   1.439           1.670               1,247,314
                                                                          2011   1.491           1.439               1,580,814
                                                                          2010   1.326           1.491               1,970,219
                                                                          2009   1.066           1.326               2,231,458
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *................ 2016   1.242           1.405                      --
                                                                          2015   1.394           1.242                      --
                                                                          2014   1.298           1.394                      --
                                                                          2013   1.018           1.298                      --
                                                                          2012   0.906           1.018                      --
                                                                          2011   0.961           0.906                      --
                                                                          2010   0.782           0.961                      --
                                                                          2009   0.631           0.782                      --
                                                                          2008   1.052           0.631                      --
                                                                          2007   1.068           1.052                      --

                 PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.903
                                                                              2008   1.233
                                                                              2007   1.184
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   2.062
                                                                              2015   2.146
                                                                              2014   2.085
                                                                              2013   1.968
                                                                              2012   1.776
                                                                              2011   1.730
                                                                              2010   1.561
                                                                              2009   1.163
                                                                              2008   1.455
                                                                              2007   1.391
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016   2.221
                                                                              2015   2.627
                                                                              2014   2.861
                                                                              2013   3.069
                                                                              2012   2.631
                                                                              2011   3.294
                                                                              2010   2.713
                                                                              2009   1.638
                                                                              2008   3.749
                                                                              2007   2.985
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2009   1.443
                                                                              2008   3.160
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.930
                                                                              2008   1.656
                                                                              2007   1.511
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.724
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2016   2.314
                                                                              2015   2.263
                                                                              2014   2.034
                                                                              2013   1.548
                                                                              2012   1.393
                                                                              2011   1.419
                                                                              2010   1.287
                                                                              2009   1.103
                                                                              2008   1.797
                                                                              2007   1.789
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.................. 2016   1.198
                                                                              2015   1.294
                                                                              2014   1.299
                                                                              2013   1.001
                                                                              2012   0.867
                                                                              2011   0.973
                                                                              2010   0.828
                                                                              2009   0.669
                                                                              2008   0.974
                                                                              2007   1.025
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *............ 2016   1.899
                                                                              2015   1.974
                                                                              2014   2.166
                                                                              2013   1.855
                                                                              2012   1.623
                                                                              2011   1.857
                                                                              2010   1.702
                                                                              2009   1.321
                                                                              2008   2.341
                                                                              2007   2.237
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................ 2013   1.739
                                                                              2012   1.682
                                                                              2011   1.810
                                                                              2010   1.500
                                                                              2009   1.117
                                                                              2008   1.772
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............ 2016   2.155



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 0.891                     --
                                                                              0.903                     --
                                                                              1.233                     --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2.121                     --
                                                                              2.062                     --
                                                                              2.146                     --
                                                                              2.085                     --
                                                                              1.968                     --
                                                                              1.776                     --
                                                                              1.730                     --
                                                                              1.561                     --
                                                                              1.163                     --
                                                                              1.455                     --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2.432                 91,596
                                                                              2.221                 96,375
                                                                              2.627                 89,115
                                                                              2.861                131,831
                                                                              3.069                161,358
                                                                              2.631                158,751
                                                                              3.294                179,111
                                                                              2.713                194,434
                                                                              1.638                187,263
                                                                              3.749                291,703
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2.387                     --
                                                                              1.443                     --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 0.882                     --
                                                                              0.930                 19,371
                                                                              1.656                 17,177
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 1.804                     --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2.454                     --
                                                                              2.314                     --
                                                                              2.263                     --
                                                                              2.034                     --
                                                                              1.548                     --
                                                                              1.393                     --
                                                                              1.419                     --
                                                                              1.287                     --
                                                                              1.103                     --
                                                                              1.797                     --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *.................. 1.540                     --
                                                                              1.198                     --
                                                                              1.294                     --
                                                                              1.299                     --
                                                                              1.001                     --
                                                                              0.867                     --
                                                                              0.973                     --
                                                                              0.828                     --
                                                                              0.669                     --
                                                                              0.974                     --
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *............ 1.843                 94,986
                                                                              1.899                 94,744
                                                                              1.974                105,304
                                                                              2.166                123,012
                                                                              1.855                146,121
                                                                              1.623                278,918
                                                                              1.857                289,671
                                                                              1.702                325,669
                                                                              1.321                304,455
                                                                              2.341                319,478
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................ 1.881                     --
                                                                              1.739                     --
                                                                              1.682                     --
                                                                              1.810                     --
                                                                              1.500                     --
                                                                              1.117                     --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............ 1.931                     --

                                PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
                                                                          2015   2.317           2.155                     --
                                                                          2014   2.342           2.317                     --
                                                                          2013   1.720           2.342                     --
                                                                          2012   1.608           1.720                     --
                                                                          2011   1.764           1.608                     --
                                                                          2010   1.364           1.764                     --
                                                                          2009   0.886           1.364                     --
                                                                          2008   1.602           0.886                     --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2016   0.646           0.646                     --
                                                                          2015   0.646           0.646                     --
                                                                          2014   0.646           0.646                     --
                                                                          2013   0.646           0.646                     --
                                                                          2012   0.646           0.646                     --
                                                                          2011   0.646           0.646                     --
                                                                          2010   0.646           0.646                     --
                                                                          2009   0.634           0.646                     --
                                                                          2008   1.090           0.634                     --
                                                                          2007   1.047           1.090                     --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016   1.327           1.366                     --
                                                                          2015   1.396           1.327                     --
                                                                          2014   1.381           1.396                     --
                                                                          2013   1.550           1.381                     --
                                                                          2012   1.448           1.550                     --
                                                                          2011   1.326           1.448                     --
                                                                          2010   1.254           1.326                     --
                                                                          2009   1.082           1.254                     --
                                                                          2008   1.183           1.082                     --
                                                                          2007   1.121           1.183                     --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.479           1.486                     --
                                                                          2015   1.511           1.479                     --
                                                                          2014   1.481           1.511                     --
                                                                          2013   1.541           1.481                     --
                                                                          2012   1.441           1.541                     --
                                                                          2011   1.426           1.441                     --
                                                                          2010   1.346           1.426                     --
                                                                          2009   1.212           1.346                     --
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.039           2.048                     --
                                                                          2015   2.081           2.039                     --
                                                                          2014   1.912           2.081                     --
                                                                          2013   1.467           1.912                     --
                                                                          2012   1.355           1.467                     --
                                                                          2011   1.450           1.355                     --
                                                                          2010   1.274           1.450                     --
                                                                          2009   1.050           1.274                     --
                                                                          2008   1.597           1.050                     --
                                                                          2007   1.553           1.597                     --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.892           1.937                     --
                                                                          2015   1.958           1.892                     --
                                                                          2014   1.912           1.958                     --
                                                                          2013   1.923           1.912                     --
                                                                          2012   1.759           1.923                     --
                                                                          2011   1.734           1.759                     --
                                                                          2010   1.578           1.734                     --
                                                                          2009   1.211           1.578                     --
                                                                          2008   1.386           1.211                     --
                                                                          2007   1.327           1.386                     --
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.921           2.005                     --
                                                                          2012   1.750           1.921                     --
                                                                          2011   2.173           1.750                     --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.350           1.533                  8,877
                                                                          2015   1.430           1.350                 10,170
                                                                          2014   1.289           1.430                 10,765
                                                                          2013   0.984           1.289                 11,379
                                                                          2012   0.852           0.984                 20,145
                                                                          2011   0.906           0.852                 21,107
                                                                          2010   0.791           0.906                 36,414
                                                                          2009   0.682           0.791                 57,607
                                                                          2008   1.093           0.682                 43,108
                                                                          2007   1.074           1.093                 43,531
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   2.177           2.474                117,652

                   PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
                                                                                 2015   2.304
                                                                                 2014   2.119
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).......................... 2016   1.328
                                                                                 2015   1.349
                                                                                 2014   1.286
                                                                                 2013   1.324
                                                                                 2012   1.257
                                                                                 2011   1.205
                                                                                 2010   1.135
                                                                                 2009   1.059
                                                                                 2008   1.120
                                                                                 2007   1.076
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 2016   1.831
                                                                                 2015   1.760
                                                                                 2014   1.650
                                                                                 2013   1.256
                                                                                 2012   1.121
                                                                                 2011   1.258
                                                                                 2010   1.072
                                                                                 2009   0.854
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.908
                                                                                 2015   0.927
                                                                                 2014   0.947
                                                                                 2013   0.967
                                                                                 2012   0.988
                                                                                 2011   1.009
                                                                                 2010   1.030
                                                                                 2009   1.047
                                                                                 2008   1.040
                                                                                 2007   1.011
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)................... 2009   0.629
                                                                                 2008   1.075
                                                                                 2007   1.139
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.798
                                                                                 2008   1.477
                                                                                 2007   1.451
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.349
                                                                                 2012   1.191
                                                                                 2011   1.297
                                                                                 2010   1.158
                                                                                 2009   0.971
                                                                                 2008   1.626
                                                                                 2007   1.596
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.366
                                                                                 2015   2.351
                                                                                 2014   2.162
                                                                                 2013   1.665
                                                                                 2012   1.533
                                                                                 2011   1.617
                                                                                 2010   1.434
                                                                                 2009   0.981
                                                                                 2008   1.846
                                                                                 2007   1.566
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.614
                                                                                 2015   1.606
                                                                                 2014   1.484
                                                                                 2013   1.257
                                                                                 2012   1.142
                                                                                 2011   1.124
                                                                                 2010   1.046
                                                                                 2009   0.905
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.917



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
                                                                                 2.177                 119,295
                                                                                 2.304                 108,008
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).......................... 1.341                      --
                                                                                 1.328                      --
                                                                                 1.349                      --
                                                                                 1.286                      --
                                                                                 1.324                      --
                                                                                 1.257                      --
                                                                                 1.205                      --
                                                                                 1.135                      --
                                                                                 1.059                      --
                                                                                 1.120                      --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 1.795                 117,136
                                                                                 1.831                 123,297
                                                                                 1.760                 144,664
                                                                                 1.650                 196,262
                                                                                 1.256                 171,080
                                                                                 1.121                 186,132
                                                                                 1.258                 216,140
                                                                                 1.072                 213,570
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 0.892                 377,975
                                                                                 0.908                 450,709
                                                                                 0.927                 553,191
                                                                                 0.947                 917,595
                                                                                 0.967               1,139,889
                                                                                 0.988               1,345,947
                                                                                 1.009               1,814,695
                                                                                 1.030               2,165,742
                                                                                 1.047               2,505,997
                                                                                 1.040               1,281,100
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)................... 0.621                      --
                                                                                 0.629                      --
                                                                                 1.075                      --
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 0.831                      --
                                                                                 0.798                 336,014
                                                                                 1.477                 361,812
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 1.482                      --
                                                                                 1.349                 270,518
                                                                                 1.191                 302,950
                                                                                 1.297                 555,059
                                                                                 1.158                 586,560
                                                                                 0.971                 567,238
                                                                                 1.626                 575,163
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2.440                      --
                                                                                 2.366                      --
                                                                                 2.351                      --
                                                                                 2.162                      --
                                                                                 1.665                      --
                                                                                 1.533                      --
                                                                                 1.617                      --
                                                                                 1.434                      --
                                                                                 0.981                      --
                                                                                 1.846                      --
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 1.691                      --
                                                                                 1.614                      --
                                                                                 1.606                      --
                                                                                 1.484                      --
                                                                                 1.257                      --
                                                                                 1.142                      --
                                                                                 1.124                      --
                                                                                 1.046                      --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2.015                      --

                    PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
                                                                                   2015   1.912
                                                                                   2014   1.765
                                                                                   2013   1.348
                                                                                   2012   1.220
                                                                                   2011   1.298
                                                                                   2010   1.183
                                                                                   2009   0.916
                                                                                   2008   1.488
 MSF MetLife Stock Index Subaccount (Class B) (5/09).............................. 2016   2.217
                                                                                   2015   2.244
                                                                                   2014   2.026
                                                                                   2013   1.571
                                                                                   2012   1.390
                                                                                   2011   1.397
                                                                                   2010   1.246
                                                                                   2009   1.016
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 2016   1.802
                                                                                   2015   1.847
                                                                                   2014   1.739
                                                                                   2013   1.496
                                                                                   2012   1.372
                                                                                   2011   1.371
                                                                                   2010   1.274
                                                                                   2009   1.099
                                                                                   2008   1.445
                                                                                   2007   1.417
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2016   2.300
                                                                                   2015   2.352
                                                                                   2014   2.168
                                                                                   2013   1.631
                                                                                   2012   1.428
                                                                                   2011   1.446
                                                                                   2010   1.325
                                                                                   2009   1.120
                                                                                   2008   1.695
                                                                                   2007   1.609
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2016   2.274
                                                                                   2015   2.309
                                                                                   2014   2.358
                                                                                   2013   1.894
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2016   1.821
                                                                                   2015   1.683
                                                                                   2014   1.579
                                                                                   2013   1.162
                                                                                   2012   1.000
                                                                                   2011   1.035
                                                                                   2010   0.906
                                                                                   2009   0.647
                                                                                   2008   1.138
                                                                                   2007   1.065
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2016   2.490
                                                                                   2015   2.482
                                                                                   2014   2.377
                                                                                   2013   1.683
                                                                                   2012   1.483
                                                                                   2011   1.493
                                                                                   2010   1.132
                                                                                   2009   0.834
                                                                                   2008   1.273
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.142
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.145
                                                                                   2015   1.161
                                                                                   2014   1.152
                                                                                   2013   1.183
                                                                                   2012   1.167
                                                                                   2011   1.128
                                                                                   2010   1.087
                                                                                   2009   1.062
                                                                                   2008   1.087
                                                                                   2007   1.062



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
                                                                                   1.917                      --
                                                                                   1.912                      --
                                                                                   1.765                      --
                                                                                   1.348                      --
                                                                                   1.220                      --
                                                                                   1.298                      --
                                                                                   1.183                      --
                                                                                   0.916                      --
 MSF MetLife Stock Index Subaccount (Class B) (5/09).............................. 2.418                      --
                                                                                   2.217                      --
                                                                                   2.244                      --
                                                                                   2.026                      --
                                                                                   1.571                      --
                                                                                   1.390                      --
                                                                                   1.397                      --
                                                                                   1.246                      --
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 1.923                 436,375
                                                                                   1.802                 463,523
                                                                                   1.847                 663,152
                                                                                   1.739                 750,681
                                                                                   1.496                 794,882
                                                                                   1.372                 884,283
                                                                                   1.371               1,246,547
                                                                                   1.274               1,365,529
                                                                                   1.099               1,407,942
                                                                                   1.445               1,329,965
 MSF MFS(R) Value Subaccount (Class A) (4/06)..................................... 2.576                      --
                                                                                   2.300                      --
                                                                                   2.352                      --
                                                                                   2.168                      --
                                                                                   1.631                      --
                                                                                   1.428                      --
                                                                                   1.446                      --
                                                                                   1.325                      --
                                                                                   1.120                      --
                                                                                   1.695                      --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2.643                      --
                                                                                   2.274                      --
                                                                                   2.309                      --
                                                                                   2.358                      --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 1.811                 100,473
                                                                                   1.821                 111,716
                                                                                   1.683                 134,491
                                                                                   1.579                      --
                                                                                   1.162                      --
                                                                                   1.000                      --
                                                                                   1.035                      --
                                                                                   0.906                      --
                                                                                   0.647                      --
                                                                                   1.138                      --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2.718                      --
                                                                                   2.490                      --
                                                                                   2.482                      --
                                                                                   2.377                      --
                                                                                   1.683                      --
                                                                                   1.483                      --
                                                                                   1.493                      --
                                                                                   1.132                      --
                                                                                   0.834                      --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 1.184                      --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.137                      --
                                                                                   1.145                      --
                                                                                   1.161                      --
                                                                                   1.152                      --
                                                                                   1.183                      --
                                                                                   1.167                      --
                                                                                   1.128                      --
                                                                                   1.087                      --
                                                                                   1.062                      --
                                                                                   1.087                      --

                               PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)......... 2007   1.096           1.117                      --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.172           1.209                      --
                                                                         2008   1.142           1.172                      --
                                                                         2007   1.072           1.142                      --
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)................ 2008   1.734           1.607                      --
                                                                         2007   1.606           1.734                      --
 Putnam VT International Equity Subaccount (Class IB) (5/01)............ 2007   2.081           2.249                      --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................. 2007   2.296           2.448                      --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........... 2014   1.506           1.612                      --
                                                                         2013   1.296           1.506                      --
                                                                         2012   1.195           1.296                      --
                                                                         2011   1.221           1.195                      --
                                                                         2010   1.112           1.221                      --
                                                                         2009   0.924           1.112                      --
                                                                         2008   1.262           0.924                      --
                                                                         2007   1.162           1.262                      --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (12/00).................... 2009   1.065           1.031                      --
                                                                         2008   1.694           1.065               2,413,266
                                                                         2007   1.771           1.694               2,712,269
 Van Kampen LIT Enterprise Subaccount (Class II) (5/98)................. 2009   0.873           0.893                      --
                                                                         2008   1.566           0.873                 131,457
                                                                         2007   1.422           1.566                 130,572


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2016.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2016 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, AllianceBernstein Variable Products Series Fund, Inc.-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Funds, Inc.-Mercury Global Allocation V.I. Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Funds, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Balanced Portfolio merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Lord Abbett Series Fund, Inc.-Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Lord Abbett Series Fund, Inc.-Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Mercury Large-Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-MFS Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-MFS Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-MFS Value Portfolio merged into Met Investors Series Trust-MFS Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio - Class B was exchanged for Met Investors Series Trust- MFS(R) Emerging Markets Equity Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS(R) Value Portfolio
- Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.


Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds and Trusts were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds, and the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds and Trusts were renamed.




                     FORMER NAME                                           NEW NAME
----------------------------------------------------- -------------------------------------------------
 MET INVESTORS SERIES TRUST                           BRIGHTHOUSE FUNDS TRUST I
 Met/Aberdeen Emerging Markets Equity Portfolio       Brighthouse/Aberdeen Emerging Markets Equity
                                                      Portfolio
 Met/Wellington Large Cap Research Portfolio          Met/Wellington Large Cap Research Portfolio
 MetLife Small Cap Value Portfolio                    Brighthouse Small Cap Value Portfolio
 METROPOLITAN SERIES FUND                             BRIGHTHOUSE FUNDS TRUST II
 Met/Wellington Balanced Portfolio                    Brighthouse/Wellington Balanced Portfolio
 Met/Wellington Core Equity Opportunities Portfolio   Brighthouse/Wellington Core Equity Opportunities
                                                      Portfolio



                                   APPENDIX C

--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and Brighthouse Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:


       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER


       PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT


       VALUATION OF ASSETS

           Funding Options
           The Contract Value
           Accumulation Unit Value
           Annuity Unit Value
           Calculation Of Money Market Yield

       FEDERAL TAX CONSIDERATIONS

           Mandatory Distributions for Qualified Plans
           Nonqualified Annuity Contracts
           Individual Retirement Annuities
           Simple Plan IRA Form
           Roth IRAs
           Qualified Pension and Profit Sharing Plans
           Section-403(b) Plans
           Federal Income Tax Withholding

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       CONDENSED FINANCIAL INFORMATION

       FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

A copy of the Brighthouse Life Insurance Company Statement of Additional Information dated May 1, 2017 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to Brighthouse Life Insurance Company, P.O. Box 10366, Des Moines, IA 50306-0366.


Name:

Address:



BLIC-Book-06-07-10-11

                       PORTFOLIO ARCHITECT SELECT ANNUITY
                                   ISSUED BY


                       BRIGHTHOUSE LIFE INSURANCE COMPANY
           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2017

                      TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect Select Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:


BRIGHTHOUSE FUNDS TRUST I

     BlackRock High Yield Portfolio -- Class A
     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II

     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A

     Frontier Mid Cap Growth Portfolio -- Class D

     Jennison Growth Portfolio -- Class B


     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class D
     Neuberger Berman Genesis Portfolio -- Class A
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class B

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Growth Portfolio

     ClearBridge Variable Large Cap Value Portfolio


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2017. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................   6%(2)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(3)

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M & E") of 1.25% and an administrative expense charge of 0.15% on all contracts. In addition, there is a 0.20% charge for E.S.P. an optional feature. Below is a summary of all the maximum charges that may apply, depending on the feature you select:


Mortality and Expense Risk Charge.............................................. 1.25%*
Administrative Expense Charge.................................................. 0.15%
                                                                                ----
Total Annual Separate Account Charges with No Optional Features Selected....... 1.40%
Optional E.S.P. Charge......................................................... 0.20%
Total Annual Separate Account Charges with E.S.P. Selected..................... 1.60%

------------

*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in Harris Oakmark International Portfolio; an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.87% for the subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio - Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.95% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio -- Class B; and an amount, if any, equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio -- Class B.


(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for over seven years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7 + years                                     0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7 + years                                     0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2016 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.37%       1.00%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.



                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A........    0.60%       --             0.07%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A++...................    0.89%       --             0.11%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.61%       --             0.04%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................    0.56%       --             0.01%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --             0.04%
 Invesco Comstock Portfolio -- Class B............    0.57%     0.25%            0.02%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.70%     0.25%            0.04%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++..........................    0.65%     0.25%            0.05%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.66%     0.25%            0.05%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%            0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%            0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................    0.57%     0.15%            0.02%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A........ 0.08%            0.75%       --              0.75%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A++................... --               1.00%     0.06%             0.94%
 Clarion Global Real Estate Portfolio --
  Class A......................................... --               0.65%       --              0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A......................................... --               0.57%     0.02%             0.55%
 Harris Oakmark International Portfolio --
  Class A......................................... --               0.81%     0.02%             0.79%
 Invesco Comstock Portfolio -- Class B............ --               0.84%     0.02%             0.82%
 MFS(R) Research International Portfolio --
  Class B......................................... --               0.99%     0.06%             0.93%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++.......................... --               0.95%     0.01%             0.94%
 Oppenheimer Global Equity Portfolio --
  Class B......................................... --               0.96%     0.10%             0.86%
 PIMCO Total Return Portfolio -- Class B.......... --               0.78%     0.03%             0.75%
 T. Rowe Price Large Cap Value Portfolio --
  Class B......................................... --               0.84%     0.03%             0.81%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++....................................... --               0.74%     0.03%             0.71%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A........................................    0.33%       --             0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.70%       --             0.02%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A...........................    0.35%       --             0.03%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A.............    0.70%       --             0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.72%     0.10%            0.03%
 Jennison Growth Portfolio -- Class B............    0.60%     0.25%            0.02%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%            0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.56%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class D...............    0.70%     0.10%            0.02%
 Neuberger Berman Genesis Portfolio --
  Class A........................................    0.81%       --             0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%            0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.47%     0.25%            0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A++...........    0.57%       --             0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B.............    0.57%     0.25%            0.03%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................    0.55%     0.25%            0.08%
 Mid Cap Portfolio...............................    0.55%     0.25%            0.08%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio......................................    0.75%       --             0.05%
 ClearBridge Variable Appreciation
  Portfolio......................................    0.70%       --             0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio......................................    0.75%       --             0.11%
 ClearBridge Variable Large Cap Value
  Portfolio......................................    0.65%       --           0.07%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A........................................   --             0.37%       --            0.37%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.72%     0.09%           0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A...........................   --             0.38%     0.02%           0.36%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A.............   --             0.72%     0.11%           0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.85%     0.02%           0.83%
 Jennison Growth Portfolio -- Class B............   --             0.87%     0.08%           0.79%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%           0.51%
 MFS(R) Total Return Portfolio -- Class F........   --             0.81%       --            0.81%
 MFS(R) Value Portfolio -- Class D...............   --             0.82%     0.14%           0.68%
 Neuberger Berman Genesis Portfolio --
  Class A........................................   --             0.85%     0.01%           0.84%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................   --             0.87%     0.02%           0.85%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................   --             0.75%       --            0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A++........... 0.01%            0.61%     0.05%           0.56%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B............. 0.01%            0.86%     0.05%           0.81%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................   --             0.88%       --            0.88%
 Mid Cap Portfolio...............................   --             0.88%       --            0.88%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio......................................   --             0.80%       --            0.80%
 ClearBridge Variable Appreciation
  Portfolio......................................   --             0.75%       --            0.75%
 ClearBridge Variable Large Cap Growth
  Portfolio......................................   --             0.86%     0.06%           0.80%
 ClearBridge Variable Large Cap Value
  Portfolio......................................   --             0.72%       --            0.72%


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.




                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS



PAYMENTS WE RECEIVE. Effective March 6, 2017, MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC.


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:



          UNDERLYING FUND                     INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
----------------------------------- ---------------------------------------- --------------------------------------
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --   Seeks to maximize total return,          Brighthouse Investment Advisers, LLC
 Class A                            consistent with income generation        Subadviser: BlackRock Financial
                                    and prudent investment management.       Management, Inc.
Brighthouse/Aberdeen Emerging       Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio --                                                 Subadviser: Aberdeen Asset Managers
 Class A++                                                                   Limited
Clarion Global Real Estate          Seeks total return through investment    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A               in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                    both capital appreciation and current    LLC
                                    income.
ClearBridge Aggressive Growth       Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                        Subadviser: ClearBridge Investments,
                                                                             LLC
Harris Oakmark International        Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                        Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --       Seeks capital growth and income.         Brighthouse Investment Advisers, LLC
 Class B                                                                     Subadviser: Invesco Advisers, Inc.
MFS(R) Research International       Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                        Subadviser: Massachusetts Financial
                                                                             Services Company
Morgan Stanley Mid Cap Growth       Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B++                                                      Subadviser: Morgan Stanley
                                                                             Investment Management Inc.
Oppenheimer Global Equity           Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                        Subadviser: OppenheimerFunds, Inc.
PIMCO Total Return Portfolio --     Seeks maximum total return,              Brighthouse Investment Advisers, LLC
 Class B                            consistent with the preservation of      Subadviser: Pacific Investment
                                    capital and prudent investment           Management Company LLC
                                    management.
T. Rowe Price Large Cap Value       Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B               by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                    believed to be undervalued. Income       Inc.
                                    is a secondary objective.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++                    by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income       Inc.
                                           is a secondary objective.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --         Seeks a competitive total return         Brighthouse Investment Advisers, LLC
 Class A                                   primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond            Seeks a high level of current income     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A        income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company LLP
                                           current income.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
Jennison Growth Portfolio -- Class B       Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Jennison Associates LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class D          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class A++                                 capital.                                 Management Company
Western Asset Management Strategic         Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B                                   capital.                                 Management Company

            UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- -------------------------------------
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
Mid Cap Portfolio                      Seeks long-term growth of capital.      Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio                                                                     LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary           LLC
                                       objective.                              Subadviser: ClearBridge Investments,
                                                                               LLC


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2017, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.

Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $54,000 or 25% of pay for each participant in 2017.



ROTH IRAS


Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly [and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.


You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.




                                   TRANSFERS

--------------------------------------------------------------------------------

The following paragraphs in RESTRICTIONS ON FREQUENT TRANSFERS section have been modified:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for deterring frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria restrictions (the "Alternative Frequent Transfer Criteria Restrictions") when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits. Under the Alternative Frequent Transfer

Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria Restrictions, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:
reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

For the Contracts to which we apply the Alternative Frequent Transfer Restrictions, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria Restrictions will be subject to the above-described restrictions applicable to such Contracts. For those Contracts, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.




                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY



Brighthouse Life Insurance Company (the Company) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. The Company will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the the Company's financial strength and claims-paying ability.


THE SEPARATE ACCOUNT

Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account Eleven for Variable Annuities.


DISTRIBUTOR

We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.

All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.)

These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.



FINANCIAL STATEMENTS

The financial statements of the Company and the financial statements of the Separate Account have been included in the SAI.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION




         FOR BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
          FORMERLY METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES AND

               METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                   PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.40%
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)......................... 2007   1.081
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (12/00)............ 2016   0.946
                                                                            2015   0.946
                                                                            2014   0.989
                                                                            2013   0.717
                                                                            2012   0.641
                                                                            2011   0.695
                                                                            2010   0.589
                                                                            2009   0.361
                                                                            2008   0.719
                                                                            2007   0.625
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/98).................... 2007   1.970
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (4/98)............... 2008   1.360
                                                                            2007   1.287
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/98)......... 2008   1.165
                                                                            2007   1.328
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)............ 2016   2.004
                                                                            2015   2.024
                                                                            2014   1.838
                                                                            2013   1.423
                                                                            2012   1.243
                                                                            2011   1.297
                                                                            2010   1.125
                                                                            2009   0.842
                                                                            2008   1.490
                                                                            2007   1.288
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)................. 2016   3.061
                                                                            2015   3.156
                                                                            2014   3.018
                                                                            2013   2.253
                                                                            2012   1.994
                                                                            2011   2.268
                                                                            2010   1.789
                                                                            2009   1.298
                                                                            2008   2.180
                                                                            2007   1.917
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)....... 2010   1.096
                                                                            2009   0.885
                                                                            2008   1.264
                                                                            2007   1.053



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)......................... 1.159                      --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (12/00)............ 0.946                      --
                                                                            0.946                      --
                                                                            0.946                   2,084
                                                                            0.989                 746,949
                                                                            0.717                 883,910
                                                                            0.641               1,073,608
                                                                            0.695               1,388,126
                                                                            0.589               1,780,908
                                                                            0.361               2,060,039
                                                                            0.719               5,730,782
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/98).................... 2.065                      --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (4/98)............... 1.302                      --
                                                                            1.360               9,186,984
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/98)......... 1.100                      --
                                                                            1.165              17,387,978
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)............ 2.129               4,899,626
                                                                            2.004               5,296,613
                                                                            2.024               5,988,717
                                                                            1.838               6,855,805
                                                                            1.423               8,366,973
                                                                            1.243              10,638,336
                                                                            1.297              12,061,335
                                                                            1.125              14,627,602
                                                                            0.842              18,718,821
                                                                            1.490              26,589,742
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)................. 3.378               2,056,014
                                                                            3.061               2,428,424
                                                                            3.156               2,818,159
                                                                            3.018               3,455,681
                                                                            2.253               4,104,465
                                                                            1.994               5,065,373
                                                                            2.268               6,039,695
                                                                            1.789               7,239,853
                                                                            1.298               8,989,430
                                                                            2.180              12,919,618
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)....... 1.112                      --
                                                                            1.096               2,226,603
                                                                            0.885               2,841,896
                                                                            1.264               3,693,004

                 PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)..................... 2008   0.732
                                                                                     2007   0.679
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................... 2011   0.510
                                                                                     2010   0.415
                                                                                     2009   0.269
                                                                                     2008   0.486
                                                                                     2007   0.405
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01).......... 2016   2.034
                                                                                     2015   2.099
                                                                                     2014   1.768
                                                                                     2013   1.213
                                                                                     2012   1.036
                                                                                     2011   1.026
                                                                                     2010   0.832
                                                                                     2009   0.627
                                                                                     2008   1.067
                                                                                     2007   1.066
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/98).............. 2014   2.146
                                                                                     2013   1.646
                                                                                     2012   1.452
                                                                                     2011   1.570
                                                                                     2010   1.365
                                                                                     2009   1.070
                                                                                     2008   1.711
                                                                                     2007   1.714
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (6/97)............... 2016   2.690
                                                                                     2015   2.685
                                                                                     2014   2.453
                                                                                     2013   1.914
                                                                                     2012   1.674
                                                                                     2011   1.654
                                                                                     2010   1.490
                                                                                     2009   1.237
                                                                                     2008   1.775
                                                                                     2007   1.660
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/01)........... 2016   1.949
                                                                                     2015   1.800
                                                                                     2014   1.601
                                                                                     2013   1.178
                                                                                     2012   0.993
                                                                                     2011   1.013
                                                                                     2010   0.935
                                                                                     2009   0.666
                                                                                     2008   1.077
                                                                                     2007   1.038
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)............ 2016   2.266
                                                                                     2015   2.366
                                                                                     2014   2.148
                                                                                     2013   1.646
                                                                                     2012   1.433
                                                                                     2011   1.384
                                                                                     2010   1.282
                                                                                     2009   1.045
                                                                                     2008   1.645
                                                                                     2007   1.606
 LMPVET Equity Index Subaccount (Class II) (5/99)................................... 2009   0.662
                                                                                     2008   1.073
                                                                                     2007   1.038
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (6/97)....... 2011   1.590
                                                                                     2010   1.445
                                                                                     2009   1.228
                                                                                     2008   1.442
                                                                                     2007   1.434
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98)......................................... 2007   1.977



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)..................... 0.690                      --
                                                                                     0.732              18,217,150
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................... 0.546                      --
                                                                                     0.510               5,683,647
                                                                                     0.415               6,693,004
                                                                                     0.269               7,562,482
                                                                                     0.486              10,138,567
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01).......... 2.030               5,155,909
                                                                                     2.034               5,842,702
                                                                                     2.099               6,923,425
                                                                                     1.768               8,032,803
                                                                                     1.213               9,247,629
                                                                                     1.036              11,742,340
                                                                                     1.026              14,114,288
                                                                                     0.832              17,888,303
                                                                                     0.627              24,826,899
                                                                                     1.067              33,477,665
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/98).............. 2.158                      --
                                                                                     2.146              11,744,952
                                                                                     1.646              14,121,268
                                                                                     1.452              16,661,552
                                                                                     1.570              21,352,828
                                                                                     1.365              26,763,019
                                                                                     1.070              35,047,749
                                                                                     1.711              48,365,342
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (6/97)............... 2.912               4,054,282
                                                                                     2.690               4,599,300
                                                                                     2.685               5,188,406
                                                                                     2.453               5,957,131
                                                                                     1.914               8,036,577
                                                                                     1.674               9,367,475
                                                                                     1.654              11,742,523
                                                                                     1.490              13,490,341
                                                                                     1.237              16,720,090
                                                                                     1.775              22,507,632
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/01)........... 2.064               1,156,543
                                                                                     1.949               1,329,477
                                                                                     1.800               1,411,162
                                                                                     1.601               1,719,136
                                                                                     1.178               2,121,086
                                                                                     0.993               2,329,067
                                                                                     1.013               3,142,899
                                                                                     0.935               3,984,824
                                                                                     0.666               4,976,021
                                                                                     1.077               7,440,935
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)............ 2.525               3,595,572
                                                                                     2.266               3,938,141
                                                                                     2.366               4,630,384
                                                                                     2.148               5,218,387
                                                                                     1.646               6,437,230
                                                                                     1.433               7,565,687
                                                                                     1.384               8,986,778
                                                                                     1.282              11,267,175
                                                                                     1.045              14,368,536
                                                                                     1.645              19,996,736
 LMPVET Equity Index Subaccount (Class II) (5/99)................................... 0.644                      --
                                                                                     0.662              12,571,305
                                                                                     1.073              16,997,479
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (6/97)....... 1.622                      --
                                                                                     1.590               6,324,142
                                                                                     1.445               7,499,167
                                                                                     1.228               8,887,971
                                                                                     1.442              12,086,958
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98)......................................... 2.076                      --

                            PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   2.593           2.501                      --
                                                                          2007   2.480           2.593               6,467,216
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2016   2.483           2.800               2,395,915
                                                                          2015   2.612           2.483               2,766,123
                                                                          2014   2.559           2.612               3,223,929
                                                                          2013   2.362           2.559               4,039,159
                                                                          2012   2.048           2.362               4,809,877
                                                                          2011   2.024           2.048               5,574,915
                                                                          2010   1.766           2.024               6,835,617
                                                                          2009   1.215           1.766               8,153,966
                                                                          2008   1.624           1.215               9,846,367
                                                                          2007   1.603           1.624              13,202,391
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2016   1.174           1.171               2,478,691
                                                                          2015   1.206           1.174               2,961,155
                                                                          2014   1.076           1.206               3,593,141
                                                                          2013   1.051           1.076               3,996,279
                                                                          2012   0.844           1.051               5,312,104
                                                                          2011   0.904           0.844               6,240,641
                                                                          2010   0.788           0.904               7,342,272
                                                                          2009   0.592           0.788               9,322,885
                                                                          2008   1.026           0.592              11,831,373
                                                                          2007   1.222           1.026              17,519,536
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   3.509           3.657                      --
                                                                          2013   2.756           3.509              10,085,107
                                                                          2012   2.276           2.756              12,606,105
                                                                          2011   2.490           2.276              15,053,166
                                                                          2010   2.302           2.490              17,535,819
                                                                          2009   1.630           2.302              20,443,280
                                                                          2008   2.843           1.630              23,638,458
                                                                          2007   2.210           2.843              29,053,459
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2016   3.896           3.957               6,451,053
                                                                          2015   4.108           3.896               7,464,976
                                                                          2014   3.646           4.108               8,611,190
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2016   1.954           2.089               4,422,265
                                                                          2015   2.071           1.954               5,127,705
                                                                          2014   2.223           2.071               5,635,099
                                                                          2013   1.723           2.223               6,488,307
                                                                          2012   1.350           1.723               8,071,113
                                                                          2011   1.591           1.350               9,662,879
                                                                          2010   1.383           1.591              11,799,966
                                                                          2009   0.902           1.383              13,845,148
                                                                          2008   1.543           0.902              15,655,965
                                                                          2007   1.579           1.543              20,171,016
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2016   1.873           2.166               3,638,639
                                                                          2015   2.020           1.873               3,931,706
                                                                          2014   1.874           2.020               4,487,825
                                                                          2013   1.403           1.874               3,438,293
                                                                          2012   1.201           1.403               4,223,807
                                                                          2011   1.236           1.201               5,128,633
                                                                          2010   1.091           1.236               6,265,151
                                                                          2009   0.873           1.091               7,934,328
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............. 2016   2.659           2.741                      --
                                                                          2015   2.748           2.659               2,128,942
                                                                          2014   2.651           2.748               2,540,788
                                                                          2013   2.485           2.651               2,992,810
                                                                          2012   2.227           2.485               3,597,987
                                                                          2011   2.154           2.227               4,731,927
                                                                          2010   1.930           2.154               5,397,682
                                                                          2009   1.427           1.930               6,853,644
                                                                          2008   1.774           1.427               8,538,724
                                                                          2007   1.684           1.774              12,836,351

              PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016   1.622
                                                                              2015   1.906
                                                                              2014   2.061
                                                                              2013   2.195
                                                                              2012   1.869
                                                                              2011   2.324
                                                                              2010   1.901
                                                                              2009   1.139
                                                                              2008   2.589
                                                                              2007   2.052
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.417
                                                                              2008   0.737
                                                                              2007   0.668
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *............ 2016   1.369
                                                                              2015   1.413
                                                                              2014   1.540
                                                                              2013   1.310
                                                                              2012   1.138
                                                                              2011   1.293
                                                                              2010   1.177
                                                                              2009   0.907
                                                                              2008   1.596
                                                                              2007   1.518
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................ 2013   2.531
                                                                              2012   2.431
                                                                              2011   2.598
                                                                              2010   2.138
                                                                              2009   1.581
                                                                              2008   2.496
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............ 2016   1.279
                                                                              2015   1.366
                                                                              2014   1.371
                                                                              2013   1.000
                                                                              2012   0.928
                                                                              2011   1.011
                                                                              2010   0.776
                                                                              2009   0.501
                                                                              2008   0.901
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/08) *................ 2016   1.423
                                                                              2015   1.388
                                                                              2014   1.378
                                                                              2013   1.099
                                                                              2012   0.920
                                                                              2011   1.019
                                                                              2010   0.891
                                                                              2009   0.646
                                                                              2008   1.046
 MIST PIMCO Total Return Subaccount (Class B) (5/09)......................... 2016   1.843
                                                                              2015   1.869
                                                                              2014   1.819
                                                                              2013   1.881
                                                                              2012   1.746
                                                                              2011   1.716
                                                                              2010   1.609
                                                                              2009   1.442
 MIST Pioneer Fund Subaccount (Class A) (5/09)............................... 2016   2.228
                                                                              2015   2.258
                                                                              2014   2.060
                                                                              2013   1.570
                                                                              2012   1.440
                                                                              2011   1.530
                                                                              2010   1.335
                                                                              2009   1.087
 MIST RCM Technology Subaccount (Class B) (5/11)............................. 2013   0.486
                                                                              2012   0.440
                                                                              2011   0.544



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 1.789                 987,345
                                                                              1.622               1,101,074
                                                                              1.906               1,351,111
                                                                              2.061               1,604,363
                                                                              2.195               2,165,796
                                                                              1.869               2,939,080
                                                                              2.324               3,566,576
                                                                              1.901               4,056,913
                                                                              1.139               4,890,900
                                                                              2.589               6,465,639
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 0.397                      --
                                                                              0.417               2,639,880
                                                                              0.737               4,361,004
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *............ 1.338                 783,768
                                                                              1.369                 864,243
                                                                              1.413                 972,378
                                                                              1.540               1,083,298
                                                                              1.310               1,427,596
                                                                              1.138               2,459,808
                                                                              1.293               3,028,337
                                                                              1.177               3,357,563
                                                                              0.907               4,283,769
                                                                              1.596               4,959,903
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................ 2.745                      --
                                                                              2.531               2,324,678
                                                                              2.431               2,648,947
                                                                              2.598               3,270,145
                                                                              2.138               3,967,042
                                                                              1.581               4,741,935
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............ 1.155                  78,901
                                                                              1.279                  98,854
                                                                              1.366                 110,003
                                                                              1.371                 128,872
                                                                              1.000                 198,141
                                                                              0.928                 246,991
                                                                              1.011                 271,713
                                                                              0.776                 326,428
                                                                              0.501                 318,271
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/08) *................ 1.406               2,427,213
                                                                              1.423               2,808,125
                                                                              1.388               3,060,951
                                                                              1.378               3,446,740
                                                                              1.099               4,335,735
                                                                              0.920               5,099,323
                                                                              1.019               5,974,835
                                                                              0.891               6,986,769
                                                                              0.646              10,185,611
 MIST PIMCO Total Return Subaccount (Class B) (5/09)......................... 1.865               5,171,779
                                                                              1.843               5,822,063
                                                                              1.869               6,948,423
                                                                              1.819               8,799,682
                                                                              1.881              11,400,378
                                                                              1.746              13,123,791
                                                                              1.716              14,796,631
                                                                              1.609              16,907,876
 MIST Pioneer Fund Subaccount (Class A) (5/09)............................... 2.243                      --
                                                                              2.228                 545,832
                                                                              2.258                 643,804
                                                                              2.060                 754,854
                                                                              1.570                 932,740
                                                                              1.440               1,082,507
                                                                              1.530               1,421,689
                                                                              1.335               1,629,731
 MIST RCM Technology Subaccount (Class B) (5/11)............................. 0.509                      --
                                                                              0.486               3,628,121
                                                                              0.440               4,658,685

                            PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.445           1.652               3,487,200
                                                                          2015   1.520           1.445               3,943,489
                                                                          2014   1.361           1.520               4,360,256
                                                                          2013   1.031           1.361               4,999,268
                                                                          2012   0.887           1.031               6,332,841
                                                                          2011   0.937           0.887               7,576,255
                                                                          2010   0.812           0.937               8,668,798
                                                                          2009   0.695           0.812              10,184,989
                                                                          2008   1.106           0.695              11,998,584
                                                                          2007   1.079           1.106              15,120,906
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   2.247           2.572               7,123,195
                                                                          2015   2.361           2.247               8,001,285
                                                                          2014   2.161           2.361               9,640,670
Metropolitan Series Fund
 MFS(R) Value Subaccount (Class D) (4/13)................................ 2016   2.476           2.789               3,317,966
                                                                          2015   2.516           2.476               3,879,006
                                                                          2014   2.305           2.516               4,345,586
                                                                          2013   1.971           2.305               5,065,129
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2016   1.914           1.947               5,102,363
                                                                          2015   1.930           1.914               5,912,622
                                                                          2014   1.828           1.930               7,056,872
                                                                          2013   1.868           1.828               8,200,982
                                                                          2012   1.761           1.868              10,624,630
                                                                          2011   1.676           1.761              11,865,146
                                                                          2010   1.569           1.676              14,119,850
                                                                          2009   1.453           1.569              17,125,468
                                                                          2008   1.526           1.453              21,686,521
                                                                          2007   1.456           1.526              30,367,089
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   2.164           2.136               8,878,215
                                                                          2015   2.065           2.164              10,367,266
                                                                          2014   1.923           2.065              11,809,222
                                                                          2013   1.453           1.923              14,098,502
                                                                          2012   1.288           1.453              17,793,728
                                                                          2011   1.435           1.288              21,565,247
                                                                          2010   1.214           1.435              25,609,950
                                                                          2009   0.963           1.214              30,730,485
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)......... 2016   1.178           1.166               5,985,783
                                                                          2015   1.195           1.178               7,146,272
                                                                          2014   1.212           1.195               8,200,097
                                                                          2013   1.229           1.212              11,203,114
                                                                          2012   1.246           1.229              13,273,181
                                                                          2011   1.264           1.246              16,807,568
                                                                          2010   1.282           1.264              19,035,283
                                                                          2009   1.294           1.282              24,038,242
                                                                          2008   1.276           1.294              39,814,833
                                                                          2007   1.232           1.276              34,190,333
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)............ 2009   0.641           0.634                      --
                                                                          2008   1.087           0.641               3,164,204
                                                                          2007   1.147           1.087               4,785,370
 MSF FI Large Cap Subaccount (Class A) (4/06)............................ 2009   0.898           0.937                      --
                                                                          2008   1.650           0.898              34,064,789
                                                                          2007   1.610           1.650              42,724,709
 MSF FI Value Leaders Subaccount (Class D) (4/06)........................ 2013   1.775           1.955                      --
                                                                          2012   1.557           1.775               9,721,064
                                                                          2011   1.684           1.557              11,585,404
                                                                          2010   1.492           1.684              13,734,917
                                                                          2009   1.243           1.492              16,088,014
                                                                          2008   2.067           1.243              19,676,195
                                                                          2007   2.014           2.067              26,108,968
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................. 2016   1.682           1.747               6,393,096
                                                                          2015   1.660           1.682               7,788,564
                                                                          2014   1.516           1.660               8,933,555
                                                                          2013   1.159           1.516              10,804,749
                                                                          2012   1.060           1.159              13,056,475
                                                                          2011   1.110           1.060              15,255,889
                                                                          2010   0.977           1.110              18,342,491
                                                                          2009   0.664           0.977              22,203,385
                                                                          2008   1.241           0.664              25,661,260
                                                                          2007   1.045           1.241              33,300,325

                PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF Jennison Growth Subaccount (Class B) (4/08).................................. 2016   1.223
                                                                                   2015   1.122
                                                                                   2014   1.046
                                                                                   2013   0.776
                                                                                   2012   0.681
                                                                                   2011   0.689
                                                                                   2010   0.628
                                                                                   2009   0.456
                                                                                   2008   0.688
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)......... 2016   1.763
                                                                                   2015   1.746
                                                                                   2014   1.600
                                                                                   2013   1.214
                                                                                   2012   1.091
                                                                                   2011   1.153
                                                                                   2010   1.044
                                                                                   2009   0.802
                                                                                   2008   1.297
 MSF MetLife Stock Index Subaccount (Class B) (5/09).............................. 2016   1.524
                                                                                   2015   1.531
                                                                                   2014   1.373
                                                                                   2013   1.057
                                                                                   2012   0.929
                                                                                   2011   0.927
                                                                                   2010   0.821
                                                                                   2009   0.666
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 2016   2.684
                                                                                   2015   2.731
                                                                                   2014   2.555
                                                                                   2013   2.182
                                                                                   2012   1.987
                                                                                   2011   1.971
                                                                                   2010   1.820
                                                                                   2009   1.559
                                                                                   2008   2.035
                                                                                   2007   1.981
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2016   3.380
                                                                                   2015   3.408
                                                                                   2014   3.456
                                                                                   2013   2.764
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2016   1.949
                                                                                   2015   1.788
                                                                                   2014   1.666
                                                                                   2013   1.218
                                                                                   2012   1.041
                                                                                   2011   1.070
                                                                                   2010   0.929
                                                                                   2009   0.659
                                                                                   2008   1.152
                                                                                   2007   1.070
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2016   2.275
                                                                                   2015   2.252
                                                                                   2014   2.141
                                                                                   2013   1.506
                                                                                   2012   1.318
                                                                                   2011   1.317
                                                                                   2010   0.992
                                                                                   2009   0.726
                                                                                   2008   1.103
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................... 2016   1.804
                                                                                   2015   1.866
                                                                                   2014   1.798
                                                                                   2013   1.808
                                                                                   2012   1.648
                                                                                   2011   1.623
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.391
                                                                                   2008   1.346
                                                                                   2007   1.255



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF Jennison Growth Subaccount (Class B) (4/08).................................. 1.204                 347,198
                                                                                   1.223                 414,958
                                                                                   1.122                 482,745
                                                                                   1.046                 550,217
                                                                                   0.776               1,126,106
                                                                                   0.681                 890,168
                                                                                   0.689               1,215,386
                                                                                   0.628               1,061,840
                                                                                   0.456               1,285,557
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)......... 1.866               2,492,430
                                                                                   1.763               2,444,444
                                                                                   1.746               2,804,283
                                                                                   1.600               3,557,152
                                                                                   1.214               4,274,851
                                                                                   1.091               5,176,612
                                                                                   1.153               5,942,006
                                                                                   1.044               7,007,017
                                                                                   0.802               7,485,352
 MSF MetLife Stock Index Subaccount (Class B) (5/09).............................. 1.673               4,095,017
                                                                                   1.524               4,449,354
                                                                                   1.531               4,948,100
                                                                                   1.373               5,164,985
                                                                                   1.057               5,963,495
                                                                                   0.929               7,527,609
                                                                                   0.927               8,860,946
                                                                                   0.821              10,389,547
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 2.884              11,481,469
                                                                                   2.684              13,365,466
                                                                                   2.731              15,143,985
                                                                                   2.555              17,710,296
                                                                                   2.182              21,463,712
                                                                                   1.987              25,624,083
                                                                                   1.971              29,778,017
                                                                                   1.820              35,577,508
                                                                                   1.559              44,392,462
                                                                                   2.035              60,705,244
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 3.956               1,389,808
                                                                                   3.380               1,528,410
                                                                                   3.408               1,689,316
                                                                                   3.456               1,939,480
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 1.951               3,029,088
                                                                                   1.949               3,754,262
                                                                                   1.788               3,987,496
                                                                                   1.666               4,325,056
                                                                                   1.218               3,815,369
                                                                                   1.041               4,446,306
                                                                                   1.070               5,534,008
                                                                                   0.929               6,562,103
                                                                                   0.659               7,547,032
                                                                                   1.152              10,971,650
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2.501               2,964,391
                                                                                   2.275               3,563,719
                                                                                   2.252               3,974,735
                                                                                   2.141               4,583,159
                                                                                   1.506               5,566,562
                                                                                   1.318               7,256,891
                                                                                   1.317               8,751,660
                                                                                   0.992              10,702,716
                                                                                   0.726              12,779,687
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................... 1.926               3,681,508
                                                                                   1.804               4,205,457
                                                                                   1.866               4,836,326
                                                                                   1.798               5,271,654
                                                                                   1.808               6,497,474
                                                                                   1.648               7,694,237
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 1.438                      --
                                                                                   1.391              19,822,462
                                                                                   1.346              24,611,470

                          PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)............ 2008   0.974           0.904                      --
                                                                     2007   0.895           0.974                 501,869
 Putnam VT International Equity Subaccount (Class IB) (5/01)........ 2007   1.408           1.526                      --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (12/00)................ 2009   0.870           0.845                      --
                                                                     2008   1.375           0.870              10,485,336
                                                                     2007   1.427           1.375              16,160,002





                   PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.60%
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)......................... 2007   1.080
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (12/00)............ 2016   0.922
                                                                            2015   0.922
                                                                            2014   0.964
                                                                            2013   0.700
                                                                            2012   0.628
                                                                            2011   0.681
                                                                            2010   0.579
                                                                            2009   0.355
                                                                            2008   0.709
                                                                            2007   0.618
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/98).................... 2007   1.947
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (4/98)............... 2008   1.341
                                                                            2007   1.272
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/98)......... 2008   1.149
                                                                            2007   1.313
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)............ 2016   1.946
                                                                            2015   1.969
                                                                            2014   1.792
                                                                            2013   1.390
                                                                            2012   1.216
                                                                            2011   1.271
                                                                            2010   1.105
                                                                            2009   0.829
                                                                            2008   1.470
                                                                            2007   1.273
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)................. 2016   2.972
                                                                            2015   3.070
                                                                            2014   2.942
                                                                            2013   2.200
                                                                            2012   1.952
                                                                            2011   2.224
                                                                            2010   1.758
                                                                            2009   1.278
                                                                            2008   2.151
                                                                            2007   1.895
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)....... 2010   1.077
                                                                            2009   0.871
                                                                            2008   1.247
                                                                            2007   1.041
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)............ 2008   0.722
                                                                            2007   0.671



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)......................... 1.156                      --
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (12/00)............ 0.922                      --
                                                                            0.922                      --
                                                                            0.922                      --
                                                                            0.964               2,059,699
                                                                            0.700               2,188,344
                                                                            0.628               2,511,726
                                                                            0.681               1,291,403
                                                                            0.579               1,391,841
                                                                            0.355               2,101,802
                                                                            0.709               2,911,066
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/98).................... 2.040                      --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (4/98)............... 1.284                      --
                                                                            1.341                  51,816
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/98)......... 1.085                      --
                                                                            1.149                 176,638
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)............ 2.063                 785,173
                                                                            1.946                 856,484
                                                                            1.969               1,003,752
                                                                            1.792               1,348,784
                                                                            1.390               1,669,236
                                                                            1.216               1,852,574
                                                                            1.271               2,922,025
                                                                            1.105               3,578,229
                                                                            0.829               3,543,638
                                                                            1.470               4,208,845
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)................. 3.273                 232,121
                                                                            2.972                 300,715
                                                                            3.070                 304,383
                                                                            2.942                 492,998
                                                                            2.200                 574,122
                                                                            1.952                 699,543
                                                                            2.224               1,105,493
                                                                            1.758               1,463,971
                                                                            1.278               1,589,133
                                                                            2.151               1,876,861
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)....... 1.092                      --
                                                                            1.077                  18,808
                                                                            0.871                  20,273
                                                                            1.247                  29,031
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)............ 0.680                      --
                                                                            0.722               1,149,857

                 PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                             UNIT VALUE AT
                                                                                              BEGINNING OF
PORTFOLIO NAME                                                                        YEAR        YEAR
------------------------------------------------------------------------------------ ------ ---------------
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................... 2011   0.500
                                                                                     2010   0.408
                                                                                     2009   0.264
                                                                                     2008   0.480
                                                                                     2007   0.400
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01).......... 2016   1.975
                                                                                     2015   2.042
                                                                                     2014   1.724
                                                                                     2013   1.185
                                                                                     2012   1.015
                                                                                     2011   1.006
                                                                                     2010   0.818
                                                                                     2009   0.618
                                                                                     2008   1.053
                                                                                     2007   1.054
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/98).............. 2014   2.092
                                                                                     2013   1.608
                                                                                     2012   1.421
                                                                                     2011   1.540
                                                                                     2010   1.342
                                                                                     2009   1.054
                                                                                     2008   1.688
                                                                                     2007   1.694
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (6/97)............... 2016   2.612
                                                                                     2015   2.612
                                                                                     2014   2.391
                                                                                     2013   1.869
                                                                                     2012   1.638
                                                                                     2011   1.622
                                                                                     2010   1.464
                                                                                     2009   1.218
                                                                                     2008   1.751
                                                                                     2007   1.641
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/01)........... 2016   1.892
                                                                                     2015   1.751
                                                                                     2014   1.561
                                                                                     2013   1.151
                                                                                     2012   0.972
                                                                                     2011   0.994
                                                                                     2010   0.919
                                                                                     2009   0.656
                                                                                     2008   1.063
                                                                                     2007   1.026
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)............ 2016   2.200
                                                                                     2015   2.302
                                                                                     2014   2.094
                                                                                     2013   1.607
                                                                                     2012   1.402
                                                                                     2011   1.357
                                                                                     2010   1.260
                                                                                     2009   1.028
                                                                                     2008   1.623
                                                                                     2007   1.588
 LMPVET Equity Index Subaccount (Class II) (5/99)................................... 2009   0.651
                                                                                     2008   1.059
                                                                                     2007   1.026
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (6/97)....... 2011   1.559
                                                                                     2010   1.420
                                                                                     2009   1.209
                                                                                     2008   1.422
                                                                                     2007   1.417
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98)......................................... 2007   1.955
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........................ 2008   2.559
                                                                                     2007   2.451



                                                                                                      NUMBER OF UNITS
                                                                                      UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                         END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------ --------------- ----------------
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................... 0.535                      --
                                                                                     0.500                  26,675
                                                                                     0.408                  31,835
                                                                                     0.264                  34,029
                                                                                     0.480                  47,947
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01).......... 1.967                  55,482
                                                                                     1.975                  75,179
                                                                                     2.042                  83,010
                                                                                     1.724                 143,237
                                                                                     1.185                 172,162
                                                                                     1.015                 187,646
                                                                                     1.006                 296,179
                                                                                     0.818                 403,615
                                                                                     0.618                 506,339
                                                                                     1.053                 830,843
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/98).............. 2.102                      --
                                                                                     2.092                 604,197
                                                                                     1.608                 754,064
                                                                                     1.421                 849,244
                                                                                     1.540               1,092,225
                                                                                     1.342               1,237,014
                                                                                     1.054               1,449,399
                                                                                     1.688               1,977,509
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (6/97)............... 2.822                  15,662
                                                                                     2.612                  15,662
                                                                                     2.612                  16,978
                                                                                     2.391                  16,980
                                                                                     1.869                  30,723
                                                                                     1.638                  38,204
                                                                                     1.622                  39,580
                                                                                     1.464                  60,779
                                                                                     1.218                  73,527
                                                                                     1.751                 114,593
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (5/01)........... 2.000                  75,507
                                                                                     1.892                  78,443
                                                                                     1.751                  86,219
                                                                                     1.561                 690,738
                                                                                     1.151                 694,445
                                                                                     0.972                 722,414
                                                                                     0.994                 148,665
                                                                                     0.919                 167,881
                                                                                     0.656                 184,306
                                                                                     1.063                 262,745
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)............ 2.447                 207,488
                                                                                     2.200                 215,408
                                                                                     2.302                 223,211
                                                                                     2.094                 717,957
                                                                                     1.607                 887,646
                                                                                     1.402                 933,998
                                                                                     1.357                 519,345
                                                                                     1.260                 568,115
                                                                                     1.028                 653,190
                                                                                     1.623                 853,291
 LMPVET Equity Index Subaccount (Class II) (5/99)................................... 0.634                      --
                                                                                     0.651                 138,171
                                                                                     1.059                 269,876
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (6/97)....... 1.590                      --
                                                                                     1.559                      --
                                                                                     1.420                      --
                                                                                     1.209                      --
                                                                                     1.422                      --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98)......................................... 2.051                      --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)........................ 2.466                      --
                                                                                     2.559                 139,916

              PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *..................... 2016   2.410
                                                                              2015   2.541
                                                                              2014   2.495
                                                                              2013   2.307
                                                                              2012   2.005
                                                                              2011   1.985
                                                                              2010   1.736
                                                                              2009   1.197
                                                                              2008   1.603
                                                                              2007   1.585
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)................. 2016   1.152
                                                                              2015   1.185
                                                                              2014   1.059
                                                                              2013   1.037
                                                                              2012   0.835
                                                                              2011   0.895
                                                                              2010   0.782
                                                                              2009   0.588
                                                                              2008   1.023
                                                                              2007   1.220
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........... 2014   3.420
                                                                              2013   2.692
                                                                              2012   2.227
                                                                              2011   2.442
                                                                              2010   2.262
                                                                              2009   1.605
                                                                              2008   2.805
                                                                              2007   2.185
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2016   3.783
                                                                              2015   3.996
                                                                              2014   3.551
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2016   1.897
                                                                              2015   2.014
                                                                              2014   2.166
                                                                              2013   1.683
                                                                              2012   1.321
                                                                              2011   1.560
                                                                              2010   1.359
                                                                              2009   0.888
                                                                              2008   1.523
                                                                              2007   1.561
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................... 2016   1.818
                                                                              2015   1.965
                                                                              2014   1.827
                                                                              2013   1.371
                                                                              2012   1.175
                                                                              2011   1.212
                                                                              2010   1.072
                                                                              2009   0.859
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   2.581
                                                                              2015   2.673
                                                                              2014   2.584
                                                                              2013   2.427
                                                                              2012   2.179
                                                                              2011   2.112
                                                                              2010   1.896
                                                                              2009   1.405
                                                                              2008   1.750
                                                                              2007   1.664
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016   1.575
                                                                              2015   1.854
                                                                              2014   2.009
                                                                              2013   2.144
                                                                              2012   1.829
                                                                              2011   2.279
                                                                              2010   1.867
                                                                              2009   1.122
                                                                              2008   2.554
                                                                              2007   2.027



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *..................... 2.713                  25,638
                                                                              2.410                  25,643
                                                                              2.541                  30,330
                                                                              2.495                  30,335
                                                                              2.307                  52,813
                                                                              2.005                  64,109
                                                                              1.985                  65,708
                                                                              1.736                 123,239
                                                                              1.197                 133,939
                                                                              1.603                 244,931
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)................. 1.147                 240,869
                                                                              1.152                 317,475
                                                                              1.185                 322,749
                                                                              1.059                 404,537
                                                                              1.037                 494,951
                                                                              0.835                 731,153
                                                                              0.895               1,432,280
                                                                              0.782               1,687,502
                                                                              0.588               1,930,194
                                                                              1.023               2,448,908
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........... 3.562                      --
                                                                              3.420                  69,717
                                                                              2.692                  78,850
                                                                              2.227                  81,999
                                                                              2.442                 113,169
                                                                              2.262                 131,149
                                                                              1.605                 130,792
                                                                              2.805                 160,252
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 3.834                  62,309
                                                                              3.783                  63,681
                                                                              3.996                  65,904
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2.024                  19,196
                                                                              1.897                  27,478
                                                                              2.014                  27,481
                                                                              2.166                  27,484
                                                                              1.683                  47,590
                                                                              1.321                  74,055
                                                                              1.560                 108,223
                                                                              1.359                  84,020
                                                                              0.888                 107,157
                                                                              1.523                 129,634
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................... 2.099               2,556,463
                                                                              1.818               2,976,841
                                                                              1.965               3,367,614
                                                                              1.827               2,218,344
                                                                              1.371               2,643,852
                                                                              1.175               3,379,427
                                                                              1.212               3,990,123
                                                                              1.072               4,719,942
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2.659                      --
                                                                              2.581                  28,193
                                                                              2.673                  29,261
                                                                              2.584                  29,033
                                                                              2.427                  30,310
                                                                              2.179                  34,571
                                                                              2.112                  33,350
                                                                              1.896                  33,960
                                                                              1.405                  54,533
                                                                              1.750                 129,035
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 1.734                 108,098
                                                                              1.575                 134,848
                                                                              1.854                 174,950
                                                                              2.009                 388,095
                                                                              2.144                 415,996
                                                                              1.829                 634,626
                                                                              2.279                 710,999
                                                                              1.867                 547,133
                                                                              1.122                 506,692
                                                                              2.554                 817,247

                            PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)........... 2009   0.411           0.390                     --
                                                                          2008   0.728           0.411                150,932
                                                                          2007   0.661           0.728                165,854
 MIST MFS(R) Research International Subaccount (Class B) (4/07) *........ 2016   1.329           1.297                 72,300
                                                                          2015   1.375           1.329                 77,248
                                                                          2014   1.502           1.375                151,470
                                                                          2013   1.279           1.502                108,208
                                                                          2012   1.114           1.279                208,163
                                                                          2011   1.268           1.114                305,014
                                                                          2010   1.156           1.268                411,628
                                                                          2009   0.893           1.156                529,624
                                                                          2008   1.575           0.893                697,548
                                                                          2007   1.499           1.575                649,967
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................ 2013   2.472           2.679                     --
                                                                          2012   2.379           2.472                 23,081
                                                                          2011   2.548           2.379                 42,514
                                                                          2010   2.101           2.548                 55,581
                                                                          2009   1.556           2.101                105,434
                                                                          2008   2.461           1.556                107,999
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *........ 2016   1.242           1.119                     --
                                                                          2015   1.329           1.242                     --
                                                                          2014   1.337           1.329                     --
                                                                          2013   0.977           1.337                     --
                                                                          2012   0.909           0.977                  5,803
                                                                          2011   0.992           0.909                  5,803
                                                                          2010   0.763           0.992                  5,810
                                                                          2009   0.493           0.763                  5,818
                                                                          2008   0.889           0.493                  5,826
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/08) *............ 2016   1.395           1.376                 36,248
                                                                          2015   1.364           1.395                 37,112
                                                                          2014   1.357           1.364                 42,249
                                                                          2013   1.085           1.357                 46,194
                                                                          2012   0.910           1.085                 49,903
                                                                          2011   1.009           0.910                 54,002
                                                                          2010   0.885           1.009                111,521
                                                                          2009   0.643           0.885                134,490
                                                                          2008   1.042           0.643                600,791
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.790           1.808                 41,443
                                                                          2015   1.819           1.790                 42,335
                                                                          2014   1.774           1.819                 45,206
                                                                          2013   1.838           1.774                 49,738
                                                                          2012   1.709           1.838                 55,463
                                                                          2011   1.683           1.709                 80,672
                                                                          2010   1.581           1.683                112,714
                                                                          2009   1.419           1.581                121,201
 MIST Pioneer Fund Subaccount (Class A) (5/09)........................... 2016   2.172           2.185                     --
                                                                          2015   2.206           2.172                 23,750
                                                                          2014   2.017           2.206                 23,721
                                                                          2013   1.540           2.017                 23,961
                                                                          2012   1.415           1.540                 33,374
                                                                          2011   1.506           1.415                 37,344
                                                                          2010   1.317           1.506                 46,173
                                                                          2009   1.074           1.317                 54,022
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   0.475           0.497                     --
                                                                          2012   0.431           0.475                 26,989
                                                                          2011   0.533           0.431                 26,492
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.417           1.617                  6,781
                                                                          2015   1.494           1.417                  4,413
                                                                          2014   1.340           1.494                  9,658
                                                                          2013   1.018           1.340                 35,219
                                                                          2012   0.877           1.018                 83,754
                                                                          2011   0.928           0.877                175,053
                                                                          2010   0.806           0.928                177,430
                                                                          2009   0.692           0.806                184,770
                                                                          2008   1.103           0.692                215,657
                                                                          2007   1.078           1.103                243,976
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   2.182           2.492                423,023
                                                                          2015   2.297           2.182                476,136
                                                                          2014   2.105           2.297                503,379

                            PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
Metropolitan Series Fund
 MFS(R) Value Subaccount (Class D) (4/13)............................... 2016   2.403           2.702                 254,320
                                                                         2015   2.447           2.403                 270,741
                                                                         2014   2.246           2.447                 301,188
                                                                         2013   1.923           2.246                 325,297
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).................. 2016   1.859           1.886                  80,241
                                                                         2015   1.878           1.859                  80,210
                                                                         2014   1.782           1.878                  83,007
                                                                         2013   1.824           1.782                  88,550
                                                                         2012   1.724           1.824                 119,225
                                                                         2011   1.644           1.724                 126,326
                                                                         2010   1.542           1.644                 213,400
                                                                         2009   1.431           1.542                 231,798
                                                                         2008   1.506           1.431                 317,659
                                                                         2007   1.440           1.506                 334,230
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)......... 2016   2.101           2.069                 138,896
                                                                         2015   2.009           2.101                 218,222
                                                                         2014   1.874           2.009                 201,393
                                                                         2013   1.419           1.874                 232,103
                                                                         2012   1.261           1.419                 322,407
                                                                         2011   1.407           1.261                 416,784
                                                                         2010   1.193           1.407               1,280,459
                                                                         2009   0.947           1.193               1,314,819
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)........ 2016   1.144           1.130               1,739,610
                                                                         2015   1.163           1.144               1,533,881
                                                                         2014   1.181           1.163               1,981,816
                                                                         2013   1.200           1.181               2,521,597
                                                                         2012   1.220           1.200               2,475,631
                                                                         2011   1.239           1.220               2,321,778
                                                                         2010   1.259           1.239               2,345,366
                                                                         2009   1.274           1.259               3,813,323
                                                                         2008   1.259           1.274               4,633,368
                                                                         2007   1.218           1.259               4,112,663
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)........... 2009   0.637           0.630                      --
                                                                         2008   1.084           0.637                  90,047
                                                                         2007   1.145           1.084                 103,546
 MSF FI Large Cap Subaccount (Class A) (4/06)........................... 2009   0.884           0.922                      --
                                                                         2008   1.628           0.884               1,238,248
                                                                         2007   1.591           1.628               1,399,766
 MSF FI Value Leaders Subaccount (Class D) (4/06)....................... 2013   1.733           1.908                      --
                                                                         2012   1.523           1.733                 396,240
                                                                         2011   1.651           1.523                 514,846
                                                                         2010   1.466           1.651               1,242,268
                                                                         2009   1.224           1.466               1,325,969
                                                                         2008   2.039           1.224               1,488,652
                                                                         2007   1.990           2.039               1,732,804
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................ 2016   1.633           1.692                  18,353
                                                                         2015   1.615           1.633                  18,327
                                                                         2014   1.477           1.615                  20,126
                                                                         2013   1.132           1.477                  22,344
                                                                         2012   1.037           1.132                  52,066
                                                                         2011   1.088           1.037                  72,678
                                                                         2010   0.960           1.088                  71,894
                                                                         2009   0.654           0.960                 147,907
                                                                         2008   1.224           0.654                 195,706
                                                                         2007   1.033           1.224                 233,306
 MSF Jennison Growth Subaccount (Class B) (4/08)........................ 2016   1.187           1.167                      --
                                                                         2015   1.091           1.187                      --
                                                                         2014   1.020           1.091                      --
                                                                         2013   0.758           1.020                      --
                                                                         2012   0.667           0.758                      --
                                                                         2011   0.676           0.667                      --
                                                                         2010   0.617           0.676                      --
                                                                         2009   0.449           0.617                      --
                                                                         2008   0.678           0.449                      --

                PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)......... 2016   1.711
                                                                                   2015   1.698
                                                                                   2014   1.560
                                                                                   2013   1.185
                                                                                   2012   1.067
                                                                                   2011   1.130
                                                                                   2010   1.025
                                                                                   2009   0.789
                                                                                   2008   1.279
 MSF MetLife Stock Index Subaccount (Class B) (5/09).............................. 2016   1.479
                                                                                   2015   1.489
                                                                                   2014   1.338
                                                                                   2013   1.032
                                                                                   2012   0.909
                                                                                   2011   0.909
                                                                                   2010   0.807
                                                                                   2009   0.656
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 2016   2.606
                                                                                   2015   2.657
                                                                                   2014   2.490
                                                                                   2013   2.131
                                                                                   2012   1.945
                                                                                   2011   1.933
                                                                                   2010   1.788
                                                                                   2009   1.535
                                                                                   2008   2.008
                                                                                   2007   1.958
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2016   3.282
                                                                                   2015   3.316
                                                                                   2014   3.369
                                                                                   2013   2.697
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2016   1.911
                                                                                   2015   1.758
                                                                                   2014   1.641
                                                                                   2013   1.202
                                                                                   2012   1.029
                                                                                   2011   1.060
                                                                                   2010   0.922
                                                                                   2009   0.655
                                                                                   2008   1.148
                                                                                   2007   1.069
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2016   2.209
                                                                                   2015   2.190
                                                                                   2014   2.087
                                                                                   2013   1.471
                                                                                   2012   1.290
                                                                                   2011   1.292
                                                                                   2010   0.975
                                                                                   2009   0.714
                                                                                   2008   1.087
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................... 2016   1.751
                                                                                   2015   1.816
                                                                                   2014   1.752
                                                                                   2013   1.766
                                                                                   2012   1.612
                                                                                   2011   1.591
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.369
                                                                                   2008   1.328
                                                                                   2007   1.241
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   0.961
                                                                                   2007   0.885
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.392



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)......... 1.808                  31,457
                                                                                   1.711                   3,124
                                                                                   1.698                   3,309
                                                                                   1.560                   3,482
                                                                                   1.185                   3,632
                                                                                   1.067                  15,327
                                                                                   1.130                  20,429
                                                                                   1.025                  21,201
                                                                                   0.789                  22,108
 MSF MetLife Stock Index Subaccount (Class B) (5/09).............................. 1.621                  31,228
                                                                                   1.479                  31,463
                                                                                   1.489                  31,433
                                                                                   1.338                  36,594
                                                                                   1.032                  91,488
                                                                                   0.909                 110,353
                                                                                   0.909                 104,195
                                                                                   0.807                 107,699
 MSF MFS(R) Total Return Subaccount (Class F) (4/06).............................. 2.795                 397,033
                                                                                   2.606                 427,935
                                                                                   2.657                 610,946
                                                                                   2.490                 667,934
                                                                                   2.131               1,027,124
                                                                                   1.945               1,311,588
                                                                                   1.933               1,544,043
                                                                                   1.788               1,860,187
                                                                                   1.535               1,976,287
                                                                                   2.008               2,547,845
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 3.833                  18,048
                                                                                   3.282                  17,814
                                                                                   3.316                  19,903
                                                                                   3.369                  21,225
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 1.910                 289,599
                                                                                   1.911                 349,303
                                                                                   1.758                 456,524
                                                                                   1.641                  17,096
                                                                                   1.202                  19,979
                                                                                   1.029                  21,178
                                                                                   1.060                  37,943
                                                                                   0.922                  32,475
                                                                                   0.655                  62,263
                                                                                   1.148                 120,006
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2.423                  44,826
                                                                                   2.209                  44,865
                                                                                   2.190                  44,903
                                                                                   2.087                  45,328
                                                                                   1.471                  47,604
                                                                                   1.290                  71,137
                                                                                   1.292                  71,291
                                                                                   0.975                  80,910
                                                                                   0.714                  93,260
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................... 1.866                 602,357
                                                                                   1.751                 723,026
                                                                                   1.816                 878,936
                                                                                   1.752                 971,459
                                                                                   1.766               1,234,057
                                                                                   1.612               1,424,201
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 1.415                      --
                                                                                   1.369                 206,234
                                                                                   1.328                 260,446
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 0.891                      --
                                                                                   0.961                   8,919
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 1.507                      --

                      PORTFOLIO ARCHITECT SELECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                     UNIT VALUE AT                   NUMBER OF UNITS
                                                                      BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------ ------ --------------- --------------- ----------------
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (12/00)........ 2009   0.857           0.831                      --
                                                             2008   1.356           0.857               5,627,060
                                                             2007   1.411           1.356               7,207,352


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2016.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2016 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Funds-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, AllianceBernstein Variable Products Series Fund, Inc.-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS(R) Value Portfolio
- Class A and is no longer available as a funding option.


Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.


Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.


Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds and Trusts were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds, and the former name and the new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES

The following former Underlying Funds and Trusts were renamed.




                     FORMER NAME                                           NEW NAME
----------------------------------------------------- -------------------------------------------------
 MET INVESTORS SERIES TRUST                           BRIGHTHOUSE FUNDS TRUST I
 Met/Aberdeen Emerging Markets Equity Portfolio       Brighthouse/Aberdeen Emerging Markets Equity
                                                      Portfolio
 METROPOLITAN SERIES FUND                             BRIGHTHOUSE FUNDS TRUST II
 Met/Wellington Core Equity Opportunities Portfolio   Brighthouse/Wellington Core Equity Opportunities
                                                      Portfolio

                                   APPENDIX C
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and Brighthouse Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:


       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER


       PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT


       VALUATION OF ASSETS

           Funding Options
           The Contract Value
           Accumulation Unit Value
           Annuity Unit Value
           Calculation Of Money Market Yield

       FEDERAL TAX CONSIDERATIONS

           Mandatory Distributions for Qualified Plans
           Nonqualified Annuity Contracts
           Individual Retirement Annuities
           Simple Plan IRA Form
           Roth IRAs
           Qualified Pension and Profit Sharing Plans
           Section-403(b) Plans
           Federal Income Tax Withholding

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       CONDENSED FINANCIAL INFORMATION

       FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

A copy of the Brighthouse Life Insurance Company Statement of Additional Information dated May 1, 2017 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to Brighthouse Life Insurance Company, P.O. Box 10366, Des Moines, IA 50306-0366.


Name:

Address:



BLIC-Book-06-07-10-11

                            PREMIER ADVISERS ANNUITY
                                   ISSUED BY


                       BRIGHTHOUSE LIFE INSURANCE COMPANY
           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2017

                      TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Premier Advisers Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES I

     Invesco V.I. Government Securities Fund
BRIGHTHOUSE FUNDS TRUST I
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A

     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class E
     Invesco Comstock Portfolio -- Class A

     Invesco Mid Cap Value Portfolio -- Class A

     Morgan Stanley Mid Cap Growth Portfolio -- Class A
     Oppenheimer Global Equity Portfolio -- Class A
     T. Rowe Price Large Cap Value Portfolio -- Class E

BRIGHTHOUSE FUNDS TRUST II

     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     Brighthouse/Artisan Mid Cap Value Portfolio -- Class B


     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class D
     T. Rowe Price Large Cap Growth Portfolio -- Class A
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class B

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Variable Global High Yield Bond Portfolio
MORGAN STANLEY VARIABLE INSURANCE FUND, INC. -- CLASS I


     Growth Portfolio

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2017. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-599-9460 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................   6%(2)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(3)

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)


Mortality and Expense Risk Charge*........... 1.25%
Administrative Expense Charge................ 0.15%
                                              ----
Total Annual Separate Account Charges........ 1.40%

------------
* We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.62% for the Subaccount investing in the Oppenheimer Global Equity Portfolio - Class A; 0.59% for the Subaccount investing in the Invesco Comstock Portfolio -- Class A; 0.96% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio -- Class B; 0.96% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio - Class A; and 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio - Class E.

(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for over seven years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7+ years                                      0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7 + years                                     0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2016 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.38%       1.10%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.



                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Comstock Fund++....................    0.56%       --             0.22%
 Invesco V.I. Government Securities Fund.........    0.47%       --             0.21%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A....................    0.89%       --             0.11%
 Clarion Global Real Estate Portfolio --
  Class A........................................    0.61%       --             0.04%
 ClearBridge Aggressive Growth Portfolio --
  Class E........................................    0.56%     0.15%            0.01%
 Invesco Comstock Portfolio -- Class A...........    0.57%       --             0.02%
 Invesco Mid Cap Value Portfolio --
  Class A........................................    0.65%       --             0.03%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................    0.65%       --             0.05%
 Oppenheimer Global Equity Portfolio --
  Class A........................................    0.66%       --             0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class E........................................    0.57%     0.15%            0.02%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.70%       --             0.02%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A...........................    0.35%       --             0.03%
 Brighthouse/Artisan Mid Cap Value
  Portfolio -- Class B...........................    0.82%     0.25%            0.03%
 MFS(R) Total Return Portfolio -- Class F........    0.56%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class D...............    0.70%     0.10%            0.02%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class A...........................    0.60%       --             0.02%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B.............    0.57%     0.25%            0.03%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------- -------------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS) -- SERIES I
 Invesco V.I. Comstock Fund++.................... 0.01%            0.79%     0.01%             0.78%
 Invesco V.I. Government Securities Fund.........   --             0.68%       --              0.68%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A....................   --             1.00%     0.06%             0.94%
 Clarion Global Real Estate Portfolio --
  Class A........................................   --             0.65%       --              0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class E........................................   --             0.72%     0.02%             0.70%
 Invesco Comstock Portfolio -- Class A...........   --             0.59%     0.02%             0.57%
 Invesco Mid Cap Value Portfolio --
  Class A........................................ 0.05%            0.73%     0.02%             0.71%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................   --             0.70%     0.01%             0.69%
 Oppenheimer Global Equity Portfolio --
  Class A........................................   --             0.71%     0.10%             0.61%
 T. Rowe Price Large Cap Value Portfolio --
  Class E........................................   --             0.74%     0.03%             0.71%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.72%     0.09%             0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A...........................   --             0.38%     0.02%             0.36%
 Brighthouse/Artisan Mid Cap Value
  Portfolio -- Class B...........................   --             1.10%       --              1.10%
 MFS(R) Total Return Portfolio -- Class F........   --             0.81%       --              0.81%
 MFS(R) Value Portfolio -- Class D...............   --             0.82%     0.14%             0.68%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class A...........................   --             0.62%     0.02%             0.60%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B............. 0.01%            0.86%     0.05%             0.81%

                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                   FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio....................    0.55%     0.25%            0.08%
 Mid Cap Portfolio..........................    0.55%     0.25%            0.08%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Large Cap Value
  Portfolio.................................    0.65%     --               0.07%
 ClearBridge Variable Small Cap Growth
  Portfolio.................................    0.75%     --               0.08%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio............................    0.70%     --               0.11%
MORGAN STANLEY VARIABLE INSURANCE FUND,
 INC. -- CLASS I
 Growth Portfolio...........................    0.50%     --             0.29%



                                                               TOTAL       FEE WAIVER    NET TOTAL
                                                ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                               AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- -------------- ----------- --------------- -----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio....................      --          0.88%           --          0.88%
 Mid Cap Portfolio..........................      --          0.88%           --          0.88%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Large Cap Value
  Portfolio.................................      --          0.72%           --          0.72%
 ClearBridge Variable Small Cap Growth
  Portfolio.................................      --          0.83%           --          0.83%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio............................      --          0.81%           --          0.81%
MORGAN STANLEY VARIABLE INSURANCE FUND,
 INC. -- CLASS I
 Growth Portfolio...........................      --          0.79%           --          0.79%


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.




                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS



PAYMENTS WE RECEIVE. Effective March 6, 2017, MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC.

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-599-9460 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:



              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 -- SERIES I
Invesco V.I. Comstock Fund++               Seeks capital growth and income           Invesco Advisers, Inc.
                                           through investments in equity
                                           securities, including common stocks,
                                           preferred stocks and securities
                                           convertible into common and
                                           preferred stocks.
Invesco V.I. Government Securities         Seeks total return, comprised of          Invesco Advisers, Inc.
 Fund                                      current income and capital
                                           appreciation.
BRIGHTHOUSE FUNDS TRUST I
Brighthouse/Aberdeen Emerging              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class A                                                 Subadviser: Aberdeen Asset Managers
                                                                                     Limited
Clarion Global Real Estate                 Seeks total return through investment     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                           both capital appreciation and current     LLC
                                           income.
ClearBridge Aggressive Growth              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                                                                Subadviser: ClearBridge Investments,
                                                                                     LLC
Invesco Comstock Portfolio --              Seeks capital growth and income.          Brighthouse Investment Advisers, LLC
 Class A                                                                             Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --         Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Class A                                   equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                           companies.
Morgan Stanley Mid Cap Growth              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                                Subadviser: Morgan Stanley
                                                                                     Investment Management Inc.
Oppenheimer Global Equity                  Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                                Subadviser: OppenheimerFunds, Inc.
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                      by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income        Inc.
                                           is a secondary objective.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Capital Appreciation             Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                                Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond            Seeks a high level of current income      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                           capital.
Brighthouse/Artisan Mid Cap Value          Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: Artisan Partners Limited
                                                                                     Partnership
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company

            UNDERLYING FUND                      INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- --------------------------------------
MFS(R) Value Portfolio -- Class D      Seeks capital appreciation.             Brighthouse Investment Advisers, LLC
                                                                               Subadviser: Massachusetts Financial
                                                                               Services Company
T. Rowe Price Large Cap Growth         Seeks long-term growth of capital.      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: T. Rowe Price Associates,
                                                                               Inc.
Western Asset Management Strategic     Seeks to maximize total return          Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --       consistent with preservation of         Subadviser: Western Asset
 Class B                               capital.                                Management Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
Mid Cap Portfolio                      Seeks long-term growth of capital.      Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary           LLC
                                       objective.                              Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Variable Global High     Seeks to maximize total return.         Legg Mason Partners Fund Advisor,
 Yield Bond Portfolio                                                          LLC
                                                                               Subadvisers: Western Asset
                                                                               Management Company; Western
                                                                               Asset Management Company
                                                                               Limited; Western Asset Management
                                                                               Company Pte. Ltd.
MORGAN STANLEY VARIABLE INSURANCE
 FUND, INC. -- CLASS I
Growth Portfolio                       Seeks long-term capital appreciation    Morgan Stanley Investment
                                       by investing primarily in               Management Inc.
                                       growth-oriented equity securities of
                                       large-capitalization companies.


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the

Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2017, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $54,000 or 25% of pay for each participant in 2017.



ROTH IRAS


Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly [and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.


You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS


The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

                                   TRANSFERS

--------------------------------------------------------------------------------

The following paragraphs in RESTRICTIONS ON FREQUENT TRANSFERS section have been modified:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for deterring frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria restrictions (the "Alternative Frequent Transfer Criteria Restrictions") when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits. Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria Restrictions, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:
reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

For the Contracts to which we apply the Alternative Frequent Transfer Restrictions, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria Restrictions will be subject to the above-described restrictions applicable to such Contracts. For those Contracts, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.




                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY



Brighthouse Life Insurance Company (the Company) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. The Company will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the the Company's financial strength and claims-paying ability.


THE SEPARATE ACCOUNT


Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account Eleven for Variable Annuities.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.

All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.)

These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.

FINANCIAL STATEMENTS


The financial statements of the Company and the financial statements of the Separate Account have been included in the SAI.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION




         FOR BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
          FORMERLY METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES AND

               METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.




                                   PREMIER ADVISERS CLASS I -- SEPARATE ACCOUNT CHARGES 1.40%
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series I) (5/98)........... 2014   2.226           2.133                      --
                                                                         2013   1.611           2.226               1,020,893
                                                                         2012   1.437           1.611               1,290,214
                                                                         2011   1.553           1.437               1,405,074
                                                                         2010   1.314           1.553               1,707,466
                                                                         2009   0.802           1.314               1,936,431
                                                                         2008   1.595           0.802               2,278,161
                                                                         2007   1.383           1.595               2,892,866
 Invesco V.I. Comstock Subaccount (Series I) (5/99)..................... 2009   0.974           0.946                      --
                                                                         2008   1.535           0.974               1,444,567
                                                                         2007   1.590           1.535               2,029,639
 Invesco V.I. Government Securities Subaccount (Series I) (5/11)........ 2016   1.566           1.563                 445,638
                                                                         2015   1.582           1.566                 497,766
                                                                         2014   1.541           1.582                 618,675
                                                                         2013   1.604           1.541                 709,602
                                                                         2012   1.588           1.604                 959,694
                                                                         2011   1.500           1.588               1,281,000
 Invesco V.I. Growth and Income Subaccount (Series I) (5/98)............ 2014   2.498           2.515                      --
                                                                         2013   1.889           2.498               1,922,292
                                                                         2012   1.672           1.889               2,499,374
                                                                         2011   1.730           1.672               3,017,481
                                                                         2010   1.559           1.730               3,521,953
                                                                         2009   1.271           1.559               3,930,424
                                                                         2008   1.897           1.271               4,389,762
                                                                         2007   1.871           1.897               5,703,184
 Invesco V.I. Van Kampen Government Subaccount (Series I) (5/98)........ 2011   1.491           1.500                      --
                                                                         2010   1.437           1.491               1,433,398
                                                                         2009   1.443           1.437               1,506,474
                                                                         2008   1.437           1.443               2,188,226
                                                                         2007   1.358           1.437               2,814,926
 Invesco V.I. Van Kampen Value Subaccount (Series I) (5/98)............. 2011   1.323           1.446                      --
                                                                         2010   1.159           1.323               3,045,571
                                                                         2009   0.897           1.159               3,593,576
                                                                         2008   1.419           0.897               4,608,371
                                                                         2007   1.484           1.419               6,251,407
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)......... 2016   2.004           2.129               4,899,626
                                                                         2015   2.024           2.004               5,296,613
                                                                         2014   1.838           2.024               5,988,717
                                                                         2013   1.423           1.838               6,855,805
                                                                         2012   1.243           1.423               8,366,973
                                                                         2011   1.297           1.243              10,638,336
                                                                         2010   1.125           1.297              12,061,335
                                                                         2009   0.842           1.125              14,627,602
                                                                         2008   1.490           0.842              18,718,821
                                                                         2007   1.288           1.490              26,589,742

                    PREMIER ADVISERS CLASS I -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                                 UNIT VALUE AT
                                                                                                  BEGINNING OF
PORTFOLIO NAME                                                                            YEAR        YEAR
---------------------------------------------------------------------------------------- ------ ---------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00).............................. 2016   3.061
                                                                                         2015   3.156
                                                                                         2014   3.018
                                                                                         2013   2.253
                                                                                         2012   1.994
                                                                                         2011   2.268
                                                                                         2010   1.789
                                                                                         2009   1.298
                                                                                         2008   2.180
                                                                                         2007   1.917
Janus Aspen Series
 Janus Aspen Forty Subaccount (Service Shares) (5/00)................................... 2009   0.679
                                                                                         2008   1.236
                                                                                         2007   0.917
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)......................... 2008   0.732
                                                                                         2007   0.679
 Janus Aspen Perkins Mid Cap Value Subaccount (Service Shares) (4/03)................... 2010   1.891
                                                                                         2009   1.443
                                                                                         2008   2.030
                                                                                         2007   1.921
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07).................. 2014   2.146
                                                                                         2013   1.646
                                                                                         2012   1.452
                                                                                         2011   1.570
                                                                                         2010   1.365
                                                                                         2009   1.070
                                                                                         2008   1.711
                                                                                         2007   1.785
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)................ 2016   2.266
                                                                                         2015   2.366
                                                                                         2014   2.148
                                                                                         2013   1.646
                                                                                         2012   1.433
                                                                                         2011   1.384
                                                                                         2010   1.282
                                                                                         2009   1.045
                                                                                         2008   1.645
                                                                                         2007   1.606
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00)............... 2016   2.030
                                                                                         2015   2.152
                                                                                         2014   2.097
                                                                                         2013   1.446
                                                                                         2012   1.228
                                                                                         2011   1.228
                                                                                         2010   0.995
                                                                                         2009   0.707
                                                                                         2008   1.209
                                                                                         2007   1.114
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (5/98)....... 2016   2.169
                                                                                         2015   2.336
                                                                                         2014   2.396
                                                                                         2013   2.287
                                                                                         2012   1.960
                                                                                         2011   1.954
                                                                                         2010   1.724
                                                                                         2009   1.124
                                                                                         2008   1.648
                                                                                         2007   1.672
 LMPVIT Western Asset Variable Strategic Bond Subaccount (Class I) (5/98)............... 2011   1.646
                                                                                         2010   1.493
                                                                                         2009   1.243
                                                                                         2008   1.519
                                                                                         2007   1.510
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98)............................................. 2007   1.977



                                                                                                          NUMBER OF UNITS
                                                                                          UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                             END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------------- --------------- ----------------
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00).............................. 3.378               2,056,014
                                                                                         3.061               2,428,424
                                                                                         3.156               2,818,159
                                                                                         3.018               3,455,681
                                                                                         2.253               4,104,465
                                                                                         1.994               5,065,373
                                                                                         2.268               6,039,695
                                                                                         1.789               7,239,853
                                                                                         1.298               8,989,430
                                                                                         2.180              12,919,618
Janus Aspen Series
 Janus Aspen Forty Subaccount (Service Shares) (5/00)................................... 0.759                      --
                                                                                         0.679               2,422,908
                                                                                         1.236               3,418,877
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)......................... 0.690                      --
                                                                                         0.732              18,217,150
 Janus Aspen Perkins Mid Cap Value Subaccount (Service Shares) (4/03)................... 2.041                      --
                                                                                         1.891                 294,944
                                                                                         1.443                 361,730
                                                                                         2.030                 466,014
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07).................. 2.158                      --
                                                                                         2.146              11,744,952
                                                                                         1.646              14,121,268
                                                                                         1.452              16,661,552
                                                                                         1.570              21,352,828
                                                                                         1.365              26,763,019
                                                                                         1.070              35,047,749
                                                                                         1.711              48,365,342
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)................ 2.525               3,595,572
                                                                                         2.266               3,938,141
                                                                                         2.366               4,630,384
                                                                                         2.148               5,218,387
                                                                                         1.646               6,437,230
                                                                                         1.433               7,565,687
                                                                                         1.384               8,986,778
                                                                                         1.282              11,267,175
                                                                                         1.045              14,368,536
                                                                                         1.645              19,996,736
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00)............... 2.117                 765,771
                                                                                         2.030                 924,672
                                                                                         2.152               1,165,493
                                                                                         2.097               1,382,509
                                                                                         1.446               1,653,672
                                                                                         1.228               2,023,984
                                                                                         1.228               2,407,957
                                                                                         0.995               2,725,034
                                                                                         0.707               3,158,558
                                                                                         1.209               4,188,379
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (5/98)....... 2.472                 320,863
                                                                                         2.169                 373,182
                                                                                         2.336                 401,764
                                                                                         2.396                 500,603
                                                                                         2.287                 670,755
                                                                                         1.960                 728,039
                                                                                         1.954                 885,751
                                                                                         1.724               1,155,795
                                                                                         1.124               1,557,845
                                                                                         1.648               2,056,715
 LMPVIT Western Asset Variable Strategic Bond Subaccount (Class I) (5/98)............... 1.685                      --
                                                                                         1.646               2,983,125
                                                                                         1.493               3,512,863
                                                                                         1.243               3,975,615
                                                                                         1.519               5,610,222
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98)............................................. 2.076                      --

               PREMIER ADVISERS CLASS I -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)................. 2016   1.174
                                                                              2015   1.206
                                                                              2014   1.076
                                                                              2013   1.051
                                                                              2012   0.844
                                                                              2011   0.904
                                                                              2010   0.788
                                                                              2009   0.592
                                                                              2008   1.026
                                                                              2007   1.222
 MIST ClearBridge Aggressive Growth II Subaccount (Class E) (5/09)........... 2014   1.452
                                                                              2013   1.142
                                                                              2012   0.945
                                                                              2011   1.035
                                                                              2010   0.958
                                                                              2009   0.760
 MIST ClearBridge Aggressive Growth Subaccount (Class E) (4/14).............. 2016   1.607
                                                                              2015   1.698
                                                                              2014   1.507
 MIST Invesco Comstock Subaccount (Class A) (5/09)........................... 2016   2.132
                                                                              2015   2.294
                                                                              2014   2.122
                                                                              2013   1.587
                                                                              2012   1.354
                                                                              2011   1.389
                                                                              2010   1.223
                                                                              2009   0.977
 MIST Invesco Mid Cap Value Subaccount (Class A) (4/12)...................... 2016   2.345
                                                                              2015   2.606
                                                                              2014   2.403
                                                                              2013   1.866
                                                                              2012   1.810
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016   1.622
                                                                              2015   1.906
                                                                              2014   2.061
                                                                              2013   2.195
                                                                              2012   1.869
                                                                              2011   2.324
                                                                              2010   1.901
                                                                              2009   1.139
                                                                              2008   2.589
                                                                              2007   2.052
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class A) (4/08).............. 2016   1.415
                                                                              2015   1.507
                                                                              2014   1.509
                                                                              2013   1.099
                                                                              2012   1.017
                                                                              2011   1.105
                                                                              2010   0.846
                                                                              2009   0.544
                                                                              2008   0.978
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/07) *................ 2016   2.074
                                                                              2015   2.018
                                                                              2014   1.999
                                                                              2013   1.591
                                                                              2012   1.328
                                                                              2011   1.467
                                                                              2010   1.280
                                                                              2009   0.925
                                                                              2008   1.573
                                                                              2007   1.582
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/08) *................ 2009   0.646
                                                                              2008   1.043
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).............. 2016   2.247
                                                                              2015   2.361
                                                                              2014   2.161



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)................. 1.171               2,478,691
                                                                              1.174               2,961,155
                                                                              1.206               3,593,141
                                                                              1.076               3,996,279
                                                                              1.051               5,312,104
                                                                              0.844               6,240,641
                                                                              0.904               7,342,272
                                                                              0.788               9,322,885
                                                                              0.592              11,831,373
                                                                              1.026              17,519,536
 MIST ClearBridge Aggressive Growth II Subaccount (Class E) (5/09)........... 1.512                      --
                                                                              1.452               1,468,784
                                                                              1.142               1,560,314
                                                                              0.945               1,970,169
                                                                              1.035               2,047,835
                                                                              0.958               2,180,496
 MIST ClearBridge Aggressive Growth Subaccount (Class E) (4/14).............. 1.630                 972,137
                                                                              1.607               1,135,253
                                                                              1.698               1,184,123
 MIST Invesco Comstock Subaccount (Class A) (5/09)........................... 2.474               1,788,266
                                                                              2.132               2,203,676
                                                                              2.294               2,450,452
                                                                              2.122                 755,374
                                                                              1.587                 934,484
                                                                              1.354               1,061,464
                                                                              1.389               1,266,163
                                                                              1.223               1,350,080
 MIST Invesco Mid Cap Value Subaccount (Class A) (4/12)...................... 2.677               1,333,871
                                                                              2.345               1,433,307
                                                                              2.606               1,604,510
                                                                              2.403               1,924,838
                                                                              1.866               2,457,911
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 1.789                 987,345
                                                                              1.622               1,101,074
                                                                              1.906               1,351,111
                                                                              2.061               1,604,363
                                                                              2.195               2,165,796
                                                                              1.869               2,939,080
                                                                              2.324               3,566,576
                                                                              1.901               4,056,913
                                                                              1.139               4,890,900
                                                                              2.589               6,465,639
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class A) (4/08).............. 1.280                 756,916
                                                                              1.415                 916,450
                                                                              1.507               1,024,216
                                                                              1.509               1,150,934
                                                                              1.099               1,452,327
                                                                              1.017               1,714,085
                                                                              1.105               2,122,048
                                                                              0.846               2,533,032
                                                                              0.544               2,966,212
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/07) *................ 2.055               1,649,184
                                                                              2.074               1,813,976
                                                                              2.018               2,226,279
                                                                              1.999               2,569,510
                                                                              1.591               3,320,156
                                                                              1.328               3,884,601
                                                                              1.467               4,841,019
                                                                              1.280               5,729,967
                                                                              0.925               5,206,421
                                                                              1.573               7,473,947
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/08) *................ 0.659                      --
                                                                              0.646                      --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).............. 2.572               7,123,195
                                                                              2.247               8,001,285
                                                                              2.361               9,640,670

                 PREMIER ADVISERS CLASS I -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
Metropolitan Series Fund
 MFS(R) Value Subaccount (Class D) (4/13)........................................ 2016   2.476
                                                                                  2015   2.516
                                                                                  2014   2.305
                                                                                  2013   1.971
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).................. 2016   2.164
                                                                                  2015   2.065
                                                                                  2014   1.923
                                                                                  2013   1.453
                                                                                  2012   1.288
                                                                                  2011   1.435
                                                                                  2010   1.214
                                                                                  2009   0.963
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................. 2016   1.178
                                                                                  2015   1.195
                                                                                  2014   1.212
                                                                                  2013   1.229
                                                                                  2012   1.246
                                                                                  2011   1.264
                                                                                  2010   1.282
                                                                                  2009   1.294
                                                                                  2008   1.276
                                                                                  2007   1.232
 MSF FI Large Cap Subaccount (Class A) (4/06).................................... 2009   0.898
                                                                                  2008   1.650
                                                                                  2007   1.610
 MSF FI Value Leaders Subaccount (Class D) (4/06)................................ 2013   1.775
                                                                                  2012   1.557
                                                                                  2011   1.684
                                                                                  2010   1.492
                                                                                  2009   1.243
                                                                                  2008   2.067
                                                                                  2007   2.014
 MSF Lord Abbett Mid Cap Value Subaccount (Class A) (4/07)....................... 2012   1.646
                                                                                  2011   1.783
                                                                                  2010   1.432
                                                                                  2009   0.980
                                                                                  2008   1.888
                                                                                  2007   2.004
 MSF Met/Artisan Mid Cap Value Subaccount (Class B) (5/10)....................... 2016   3.032
                                                                                  2015   3.404
                                                                                  2014   3.395
                                                                                  2013   2.522
                                                                                  2012   2.293
                                                                                  2011   2.183
                                                                                  2010   2.065
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................. 2016   2.684
                                                                                  2015   2.731
                                                                                  2014   2.555
                                                                                  2013   2.182
                                                                                  2012   1.987
                                                                                  2011   1.971
                                                                                  2010   1.820
                                                                                  2009   1.559
                                                                                  2008   2.035
                                                                                  2007   1.981
 MSF T. Rowe Price Large Cap Growth Subaccount (Class A) (4/14).................. 2016   2.638
                                                                                  2015   2.415
                                                                                  2014   2.120
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11).......................................................................... 2016   1.804
                                                                                  2015   1.866
                                                                                  2014   1.798
                                                                                  2013   1.808
                                                                                  2012   1.648
                                                                                  2011   1.623
Universal Institutional Funds, Inc.
 UIF Emerging Markets Equity Subaccount (Class I) (5/98)......................... 2007   2.357



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
Metropolitan Series Fund
 MFS(R) Value Subaccount (Class D) (4/13)........................................ 2.789               3,317,966
                                                                                  2.476               3,879,006
                                                                                  2.516               4,345,586
                                                                                  2.305               5,065,129
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).................. 2.136               8,878,215
                                                                                  2.164              10,367,266
                                                                                  2.065              11,809,222
                                                                                  1.923              14,098,502
                                                                                  1.453              17,793,728
                                                                                  1.288              21,565,247
                                                                                  1.435              25,609,950
                                                                                  1.214              30,730,485
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................. 1.166               5,985,783
                                                                                  1.178               7,146,272
                                                                                  1.195               8,200,097
                                                                                  1.212              11,203,114
                                                                                  1.229              13,273,181
                                                                                  1.246              16,807,568
                                                                                  1.264              19,035,283
                                                                                  1.282              24,038,242
                                                                                  1.294              39,814,833
                                                                                  1.276              34,190,333
 MSF FI Large Cap Subaccount (Class A) (4/06).................................... 0.937                      --
                                                                                  0.898              34,064,789
                                                                                  1.650              42,724,709
 MSF FI Value Leaders Subaccount (Class D) (4/06)................................ 1.955                      --
                                                                                  1.775               9,721,064
                                                                                  1.557              11,585,404
                                                                                  1.684              13,734,917
                                                                                  1.492              16,088,014
                                                                                  1.243              19,676,195
                                                                                  2.067              26,108,968
 MSF Lord Abbett Mid Cap Value Subaccount (Class A) (4/07)....................... 1.821                      --
                                                                                  1.646               2,795,815
                                                                                  1.783               3,394,926
                                                                                  1.432               3,946,498
                                                                                  0.980               4,393,935
                                                                                  1.888               5,892,280
 MSF Met/Artisan Mid Cap Value Subaccount (Class B) (5/10)....................... 3.668                  91,155
                                                                                  3.032                  73,641
                                                                                  3.404                  88,804
                                                                                  3.395                 120,199
                                                                                  2.522                 176,259
                                                                                  2.293                 198,055
                                                                                  2.183                 205,292
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................. 2.884              11,481,469
                                                                                  2.684              13,365,466
                                                                                  2.731              15,143,985
                                                                                  2.555              17,710,296
                                                                                  2.182              21,463,712
                                                                                  1.987              25,624,083
                                                                                  1.971              29,778,017
                                                                                  1.820              35,577,508
                                                                                  1.559              44,392,462
                                                                                  2.035              60,705,244
 MSF T. Rowe Price Large Cap Growth Subaccount (Class A) (4/14).................. 2.647                 716,318
                                                                                  2.638                 768,760
                                                                                  2.415                 882,616
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11).......................................................................... 1.926               3,681,508
                                                                                  1.804               4,205,457
                                                                                  1.866               4,836,326
                                                                                  1.798               5,271,654
                                                                                  1.808               6,497,474
                                                                                  1.648               7,694,237
Universal Institutional Funds, Inc.
 UIF Emerging Markets Equity Subaccount (Class I) (5/98)......................... 2.536                      --

                        PREMIER ADVISERS CLASS I -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                       UNIT VALUE AT                   NUMBER OF UNITS
                                                                        BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------- ------ --------------- --------------- ----------------
 UIF Global Value Equity Subaccount (Class I) (5/98).......... 2007   1.492           1.594                    (60)
 UIF Growth Subaccount (Class I) (5/00)....................... 2016   1.639           1.590                725,245
                                                               2015   1.481           1.639                813,803
                                                               2014   1.412           1.481                942,975
                                                               2013   0.967           1.412              1,148,131
                                                               2012   0.858           0.967              1,634,116
                                                               2011   0.895           0.858              1,896,838
                                                               2010   0.738           0.895              2,219,446
                                                               2009   0.452           0.738              2,643,689
                                                               2008   0.903           0.452              2,948,015
                                                               2007   0.751           0.903              3,996,346
 UIF Mid Cap Growth Subaccount (Class I) (5/00)............... 2008   1.032           0.981                     --
                                                               2007   0.853           1.032              4,226,325
 UIF U.S. Mid Cap Value Subaccount (Class I) (5/98)........... 2007   1.900           2.028                     --
Van Kampen Life Investment Trust
 Van Kampen LIT Enterprise Subaccount (Class I) (5/98)........ 2009   0.555           0.570                     --
                                                               2008   0.986           0.555              3,228,424
                                                               2007   0.887           0.986              4,172,946


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2016.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2016 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Van Kampen Life Investment Trust-Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Universal Institutional Funds, Inc.-U.S. Real Estate Securities Portfolio was replaced by Met Investors Series
Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Universal Institutional Funds, Inc.-Emerging Markets Equity Portfolio was replaced by Met Investors Series Trust - MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Universal Institutional Funds, Inc.-Global Value Equity Portfolio was replaced by Metropolitan Series Fund,
Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Universal Institutional Funds, Inc.-U.S. Mid Cap Value Portfolio was replaced by Metropolitan Series Fund, Inc.-Neuberger Berman Mid Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, The Universal Institutional Funds, Inc,-Mid Cap Growth Portfolio was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Janus Aspen Series-Forty Portfolio was replaced by Met Investors Series Trust-Janus Forty Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Comstock Portfolio was replaced by Met Investors Series Trust- Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Janus Aspen Series- Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares was replaced by Metropolitan Series Fund, Inc.- Met/Artisan Mid Cap Value Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Strategic Bond Portfolio - Class I was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, AIM Variable Insurance Funds (Invesco Variable Insurance Funds)-Invesco Van Kampen V.I. Government Fund merged into AIM Variable Insurance Funds (Invesco Variable Insurance Funds)-Invesco V.I. Government Securities Fund and is no longer available as a funding option.

Effective on or about 05/2/2011, AIM Variable Insurance Funds (Invesco Variable Insurance Funds)-Invesco Van Kampen V.I. Value Fund merged into AIM Variable Insurance Funds (Invesco Variable Insurance Funds)-Invesco Van Kampen V.I. Comstock Fund and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Lord Abbett Mid Cap Value Portfolio merged into Met Investors Series Trust-Lord Abbett Mid Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS(R) Value Portfolio
- Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds)-Invesco V.I. American Franchise Fund - Series I was replaced by Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds)-Invesco V.I. Growth and Income Fund - Series I was replaced by Met Investors Series Trust-Invesco Comstock Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

                                   APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds and Trusts.


UNDERLYING FUND AND TRUST NAME CHANGES

The following former Underlying Funds were renamed.



                   FORMER NAME                                       NEW NAME
------------------------------------------------- ---------------------------------------------
 MET INVESTORS SERIES TRUST                       BRIGHTHOUSE FUNDS TRUST I
 Met/Aberdeen Emerging Markets Equity Portfolio   Brighthouse/Aberdeen Emerging Markets Equity
                                                  Portfolio
 METROPOLITAN SERIES FUND                         BRIGHTHOUSE FUNDS TRUST II
 Met/Artisan Mid Cap Value Portfolio              Brighthouse/Artisan Mid Cap Value Portfolio
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.          MORGAN STANLEY VARIABLE INSURANCE FUND, INC.
 Growth Portfolio                                 Growth Portfolio

                                   APPENDIX C
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and Brighthouse Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:


       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER


       PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT


       VALUATION OF ASSETS

           Funding Options
           The Contract Value
           Accumulation Unit Value
           Annuity Unit Value
           Calculation Of Money Market Yield

       FEDERAL TAX CONSIDERATIONS

           Mandatory Distributions for Qualified Plans
           Nonqualified Annuity Contracts
           Individual Retirement Annuities
           Simple Plan IRA Form
           Roth IRAs
           Qualified Pension and Profit Sharing Plans
           Section-403(b) Plans
           Federal Income Tax Withholding

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       CONDENSED FINANCIAL INFORMATION

       FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

A copy of the Brighthouse Life Insurance Company Statement of Additional Information dated May 1, 2017 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to Brighthouse Life Insurance Company, P.O. Box 10366, Des Moines, IA 50306-0366.


Name:

Address:



BLIC-Book-06-07-10-11

                      PREMIER ADVISERS -- CLASS II ANNUITY
                                   ISSUED BY


                       BRIGHTHOUSE LIFE INSURANCE COMPANY
           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2017

                      TO THE PROSPECTUS DATED MAY 1, 2010


This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Premier Advisers -- Class II Annuity (the "Contract") issued by Brighthouse Life Insurance Company ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.


You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II

     Invesco V.I. Government Securities Fund
BRIGHTHOUSE FUNDS TRUST I
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class A

     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class E
     Invesco Comstock Portfolio -- Class B

     Invesco Mid Cap Value Portfolio -- Class A

     Morgan Stanley Mid Cap Growth Portfolio -- Class A
     Oppenheimer Global Equity Portfolio -- Class A
     T. Rowe Price Large Cap Value Portfolio -- Class E

BRIGHTHOUSE FUNDS TRUST II

     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class A

     Brighthouse/Artisan Mid Cap Value Portfolio -- Class B


     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class D
     T. Rowe Price Large Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class B

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Variable Global High Yield Bond Portfolio
MORGAN STANLEY VARIABLE INSURANCE FUND, INC. -- CLASS I


     Growth Portfolio

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2017. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-599-9460 or access the SEC's website (http://www.sec.gov). Please see Appendix C for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................   6%(2)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(3)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for over seven years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7+ years                                      0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7+ years                                      0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a maximum mortality and expense risk charge ("M & E") of 1.25% and a maximum administrative expense charge of 0.15% on all Contracts. In addition, there is a 0.20% charge for E.S.P., an optional feature. Below is a summary of all charges that may apply, depending on the features you select:


Mortality and Expense Risk Charge*............................................. 1.25%
Administrative Expense Charge.................................................. 0.15%
Total Annual Separate Account Charges with No Optional Features Selected....... 1.40%
Optional E.S.P. Charge......................................................... 0.20%
Total Annual Separate Account Charges with E.S.P. Elected...................... 1.60%

------------
* We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.62% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class A; 0.84% for the Subaccount investing in the Invesco Comstock Portfolio -- Class B; 0.96% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio -- Class B; 1.21% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio -- Class B; and 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio - Class E.



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2016 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.38%       1.10%


UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.



                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series I++........    0.56%       --             0.22%
 Invesco V.I. Government Securities Fund --
  Series II......................................    0.47%     0.25%            0.21%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A....................    0.89%       --             0.11%
 Clarion Global Real Estate Portfolio --
  Class A........................................    0.61%       --             0.04%
 ClearBridge Aggressive Growth Portfolio --
  Class E........................................    0.56%     0.15%            0.01%
 Invesco Comstock Portfolio -- Class B...........    0.57%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio --
  Class A........................................    0.65%       --           0.03%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------- -------------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series I++........ 0.01%            0.79%     0.01%             0.78%
 Invesco V.I. Government Securities Fund --
  Series II......................................   --             0.93%       --              0.93%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A....................   --             1.00%     0.06%             0.94%
 Clarion Global Real Estate Portfolio --
  Class A........................................   --             0.65%       --              0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class E........................................   --             0.72%     0.02%             0.70%
 Invesco Comstock Portfolio -- Class B...........   --             0.84%     0.02%             0.82%
 Invesco Mid Cap Value Portfolio --
  Class A........................................ 0.05%            0.73%     0.02%             0.71%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................    0.65%       --             0.05%
 Oppenheimer Global Equity Portfolio --
  Class A........................................    0.66%       --             0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class E........................................    0.57%     0.15%            0.02%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.70%       --             0.02%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A...........................    0.35%       --             0.03%
 Brighthouse/Artisan Mid Cap Value
  Portfolio -- Class B...........................    0.82%     0.25%            0.03%
 MFS(R) Total Return Portfolio -- Class F........    0.56%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class D...............    0.70%     0.10%            0.02%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%            0.02%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B.............    0.57%     0.25%            0.03%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................    0.55%     0.25%            0.08%
 Mid Cap Portfolio...............................    0.55%     0.25%            0.08%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Large Cap Value
  Portfolio......................................    0.65%       --             0.07%
 ClearBridge Variable Small Cap Growth
  Portfolio......................................    0.75%       --             0.08%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio.................................    0.70%       --             0.11%
MORGAN STANLEY VARIABLE INSURANCE FUND,
 INC. -- CLASS I
 Growth Portfolio................................    0.50%       --           0.29%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................   --             0.70%     0.01%           0.69%
 Oppenheimer Global Equity Portfolio --
  Class A........................................   --             0.71%     0.10%           0.61%
 T. Rowe Price Large Cap Value Portfolio --
  Class E........................................   --             0.74%     0.03%           0.71%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.72%     0.09%           0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A...........................   --             0.38%     0.02%           0.36%
 Brighthouse/Artisan Mid Cap Value
  Portfolio -- Class B...........................   --             1.10%       --            1.10%
 MFS(R) Total Return Portfolio -- Class F........   --             0.81%       --            0.81%
 MFS(R) Value Portfolio -- Class D...............   --             0.82%     0.14%           0.68%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................   --             0.87%     0.02%           0.85%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B............. 0.01%            0.86%     0.05%           0.81%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................   --             0.88%       --            0.88%
 Mid Cap Portfolio...............................   --             0.88%       --            0.88%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Large Cap Value
  Portfolio......................................   --             0.72%       --            0.72%
 ClearBridge Variable Small Cap Growth
  Portfolio......................................   --             0.83%       --            0.83%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio.................................   --             0.81%       --            0.81%
MORGAN STANLEY VARIABLE INSURANCE FUND,
 INC. -- CLASS I
 Growth Portfolio................................   --             0.79%       --            0.79%


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.




                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS



PAYMENTS WE RECEIVE. Effective March 6, 2017, MetLife Advisers, LLC changed its name to Brighthouse Investment Advisers, LLC.

Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-599-9460 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment adviser and any subadviser:



            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Comstock Fund --          Seeks capital growth and income           Invesco Advisers, Inc.
 Series I++                            through investments in equity
                                       securities, including common stocks,
                                       preferred stocks and securities
                                       convertible into common and
                                       preferred stocks.
Invesco V.I. Government Securities     Seeks total return, comprised of          Invesco Advisers, Inc.
 Fund -- Series II                     current income and capital
                                       appreciation.
BRIGHTHOUSE FUNDS TRUST I
Brighthouse/Aberdeen Emerging          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class A                                             Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Clarion Global Real Estate             Seeks total return through investment     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Invesco Comstock Portfolio --          Seeks capital growth and income.          Brighthouse Investment Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Class A                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Morgan Stanley
                                                                                 Investment Management Inc.
Oppenheimer Global Equity              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: OppenheimerFunds, Inc.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Capital Appreciation         Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond        Seeks a high level of current income      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                       capital.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
Brighthouse/Artisan Mid Cap Value          Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: Artisan Partners Limited
                                                                                    Partnership
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class D          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B                                   capital.                                 Management Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                    Seeks long-term capital appreciation.    Fidelity Management & Research
                                                                                    Company
                                                                                    Subadviser: FMR Co., Inc.
Mid Cap Portfolio                          Seeks long-term growth of capital.       Fidelity Management & Research
                                                                                    Company
                                                                                    Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Large Cap Value       Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Portfolio                                 Current income is a secondary            LLC
                                           objective.                               Subadviser: ClearBridge Investments,
                                                                                    LLC
ClearBridge Variable Small Cap             Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                   LLC
                                                                                    Subadviser: ClearBridge Investments,
                                                                                    LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Variable Global High         Seeks to maximize total return.          Legg Mason Partners Fund Advisor,
 Yield Bond Portfolio                                                               LLC
                                                                                    Subadvisers: Western Asset
                                                                                    Management Company; Western
                                                                                    Asset Management Company
                                                                                    Limited; Western Asset Management
                                                                                    Company Pte. Ltd.
MORGAN STANLEY VARIABLE INSURANCE
 FUND, INC. -- CLASS I
Growth Portfolio                           Seeks long-term capital appreciation     Morgan Stanley Investment
                                           by investing primarily in                Management Inc.
                                           growth-oriented equity securities of
                                           large-capitalization companies.


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------
The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income. Deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax adviser.

STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions (after separation from service, for 401(a) and 403(b) plans), for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.

TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED


QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.

The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who own more than 5% of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Income tax regulations regarding minimum distribution requirements affect both deferred and income annuities. Under these rules, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, and, if available in your Contract, the Enhanced Stepped-Up Provision, as well as any living benefits such as GMAB, GMWB, and Principal Protection guarantees) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this rule and either compute the required amount for you or offer to do so at your request. These rules are not entirely clear and you should consult your personal tax adviser as to how these rules affect your Contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn by the end of the fifth calendar year following the date of death, or alternatively, minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, AND IRA OWNERS. While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 in 2017, and it may be indexed for inflation in subsequent years. Additional "catch-up contributions" of $1,000 may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $54,000 or 25% of pay for each participant in 2017.



ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (TAX-SHELTERED ANNUITIES -- ERISA AND NON-ERISA)

GENERAL. TSAs fall under (section)403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under (section)501(c)(3) of the Code.

In general contributions to (section)403(b) arrangements are subject to limitations under (section)415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).

Under IRS regulations adopted in 2007, employers must meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under (section)403(b). Prior to the 2007 rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under (section)403(b) under certain conditions (so-called "90-24 transfers"). The 2007 regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.

If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments (if permitted).

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:

   o Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);

   o Is directly transferred to another permissible investment under (section)403(b) arrangements;

   o   Relates to amounts that are not salary reduction elective deferrals;

   o Occurs after you die, leave your job or become disabled (as defined by the Code); or

   o Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.

DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

   (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

   (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

   (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

   (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

   (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

   (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

   (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

The Contract does not accommodate separate accounting for Roth and non-Roth accounts. Compliance with IRS regulations regarding such accounting must be provided by or arranged for by the Qualified Plan Administrator.

Both you and your employer should consult your respective tax and legal advisers prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and regulations, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

Recently enacted legislation allows (but does not require) 403(b) plans that offer designated Roth accounts to permit participants to roll their non-Roth account assets into a designated Roth account under the same plan, provided the non-Roth assets are distributable under the plan and otherwise eligible for rollover.

LOANS. If your Plan and TSA Contract permit loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all your employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.

Your Plan and Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax adviser and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

   o   a non-taxable return of your Purchase Payment; or

   o   a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Federal law imposes a 3.8% Medicare tax on the lesser of: (1) the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends and other investments, offset by specified allowable deductions); or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly [and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers). "Net investment income" does not include distributions from tax-qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income.


You should consult your tax adviser regarding the applicability of this tax to income you would receive under this annuity contract.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer. If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.

PARTIAL WITHDRAWALS. If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT). Starting in 2011, if your Contract allows and you elect to apply less than your entire Contract Value to a Payment Option provided under the Contract ("partial annuitization"), an exclusion ratio will apply to the Annuity Payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax Purchase Payments in the Contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your Contract.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS


TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefits should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


TAX CREDITS AND DEDUCTIONS


The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.




                                   TRANSFERS

--------------------------------------------------------------------------------

The following paragraphs in RESTRICTIONS ON FREQUENT TRANSFERS section have been modified:


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolio under that Contract to be submitted in writing with an original signature. A first occurrence will result in a warning letter; the second occurrence will result in imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction.

Some of the Contracts are on a different administrative system for purposes of monitoring for deterring frequent transfers. These are Contracts with a certain status or rider, as described below. For these Contracts, we apply different frequent transfer criteria restrictions (the "Alternative Frequent Transfer Criteria Restrictions") when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits. Under the Alternative Frequent Transfer Criteria, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. These Contracts with a certain status or rider are: (1) Contracts with a GMAB rider, (2) Contracts that offer loans, (3) "stretched" Tax-Sheltered Annuities, (4) decedent Contracts, and (5) Contracts where the Contract Date differs from the rider effective date.

For the Contracts to which we apply the Alternative Frequent Transfer Criteria Restrictions, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:
reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Owner.

For the Contracts to which we apply the Alternative Frequent Transfer Restrictions, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a second third occurrence will result in the permanent imposition of the restriction. Large transfers under Contracts to which we apply our Alternative Frequent Transfer Criteria Restrictions will be subject to the above-described restrictions applicable to such Contracts. For those

Contracts, a first occurrence will result in a warning letter; any additional occurrence thereafter will result in imposition of the Alternative Frequent Transfer Restrictions for a six-month period.



                               OTHER INFORMATION

--------------------------------------------------------------------------------
THE INSURANCE COMPANY



Brighthouse Life Insurance Company (the Company) is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The Company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. The Company will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the the Company's financial strength and claims-paying ability.


THE SEPARATE ACCOUNT


Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account Eleven for Variable Annuities.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including sales distribution expenses.

All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.)

These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.



FINANCIAL STATEMENTS

The financial statements of the Company and the financial statements of the Separate Account have been included in the SAI.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION




         FOR BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
          FORMERLY METLIFE OF CT FUND ABD FOR VARIABLE ANNUITIES AND

               METLIFE OF CT FUND ABD II FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                                   PREMIER ADVISERS CLASS II -- SEPARATE ACCOUNT CHARGES 1.40%
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (12/00).......... 2014   0.989           0.946                   2,084
                                                                          2013   0.717           0.989                 746,949
                                                                          2012   0.641           0.717                 883,910
                                                                          2011   0.695           0.641               1,073,608
                                                                          2010   0.589           0.695               1,388,126
                                                                          2009   0.361           0.589               1,780,908
                                                                          2008   0.719           0.361               2,060,039
                                                                          2007   0.625           0.719               5,730,782
 Invesco V.I. Comstock Subaccount (Series I) (5/11)...................... 2016   1.327           1.535               1,094,825
                                                                          2015   1.432           1.327               1,425,961
                                                                          2014   1.327           1.432               1,602,098
                                                                          2013   0.990           1.327               2,106,656
                                                                          2012   0.842           0.990               3,062,180
                                                                          2011   0.948           0.842               3,558,724
 Invesco V.I. Government Securities Subaccount (Series II) (5/11)........ 2016   1.361           1.356                 703,811
                                                                          2015   1.379           1.361                 858,673
                                                                          2014   1.347           1.379               1,051,974
                                                                          2013   1.406           1.347               1,191,894
                                                                          2012   1.395           1.406               1,589,399
                                                                          2011   1.320           1.395               1,916,680
 Invesco V.I. Growth and Income Subaccount (Series II) (12/00)........... 2014   1.855           1.867                      --
                                                                          2013   1.407           1.855               1,792,757
                                                                          2012   1.248           1.407               2,207,875
                                                                          2011   1.294           1.248               2,619,740
                                                                          2010   1.170           1.294               2,982,076
                                                                          2009   0.960           1.170               3,576,204
                                                                          2008   1.430           0.960               4,423,735
                                                                          2007   1.410           1.430               7,940,686
 Invesco V.I. Van Kampen Government Subaccount (Series II) (12/00)....... 2011   1.313           1.320                      --
                                                                          2010   1.269           1.313               2,509,299
                                                                          2009   1.280           1.269               3,097,570
                                                                          2008   1.270           1.280               3,737,619
                                                                          2007   1.208           1.270               6,310,182
 Invesco V.I. Van Kampen Value Subaccount (Series I) (5/98).............. 2011   1.323           1.446                      --
                                                                          2010   1.159           1.323               3,045,571
                                                                          2009   0.897           1.159               3,593,576
                                                                          2008   1.419           0.897               4,608,371
                                                                          2007   1.484           1.419               6,251,407

                PREMIER ADVISERS CLASS II -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)................. 2016   2.004
                                                                                 2015   2.024
                                                                                 2014   1.838
                                                                                 2013   1.423
                                                                                 2012   1.243
                                                                                 2011   1.297
                                                                                 2010   1.125
                                                                                 2009   0.842
                                                                                 2008   1.490
                                                                                 2007   1.288
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)...................... 2016   3.061
                                                                                 2015   3.156
                                                                                 2014   3.018
                                                                                 2013   2.253
                                                                                 2012   1.994
                                                                                 2011   2.268
                                                                                 2010   1.789
                                                                                 2009   1.298
                                                                                 2008   2.180
                                                                                 2007   1.917
Janus Aspen Series
 Janus Aspen Forty Subaccount (Service Shares) (5/00)........................... 2009   0.679
                                                                                 2008   1.236
                                                                                 2007   0.917
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)................. 2008   0.732
                                                                                 2007   0.679
 Janus Aspen Perkins Mid Cap Value Subaccount (Service Shares) (4/03)........... 2010   1.891
                                                                                 2009   1.443
                                                                                 2008   2.030
                                                                                 2007   1.921
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07).......... 2014   2.146
                                                                                 2013   1.646
                                                                                 2012   1.452
                                                                                 2011   1.570
                                                                                 2010   1.365
                                                                                 2009   1.070
                                                                                 2008   1.711
                                                                                 2007   1.785
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)........ 2016   2.266
                                                                                 2015   2.366
                                                                                 2014   2.148
                                                                                 2013   1.646
                                                                                 2012   1.433
                                                                                 2011   1.384
                                                                                 2010   1.282
                                                                                 2009   1.045
                                                                                 2008   1.645
                                                                                 2007   1.606
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00)....... 2016   2.030
                                                                                 2015   2.152
                                                                                 2014   2.097
                                                                                 2013   1.446
                                                                                 2012   1.228
                                                                                 2011   1.228
                                                                                 2010   0.995
                                                                                 2009   0.707
                                                                                 2008   1.209
                                                                                 2007   1.114



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)................. 2.129               4,899,626
                                                                                 2.004               5,296,613
                                                                                 2.024               5,988,717
                                                                                 1.838               6,855,805
                                                                                 1.423               8,366,973
                                                                                 1.243              10,638,336
                                                                                 1.297              12,061,335
                                                                                 1.125              14,627,602
                                                                                 0.842              18,718,821
                                                                                 1.490              26,589,742
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)...................... 3.378               2,056,014
                                                                                 3.061               2,428,424
                                                                                 3.156               2,818,159
                                                                                 3.018               3,455,681
                                                                                 2.253               4,104,465
                                                                                 1.994               5,065,373
                                                                                 2.268               6,039,695
                                                                                 1.789               7,239,853
                                                                                 1.298               8,989,430
                                                                                 2.180              12,919,618
Janus Aspen Series
 Janus Aspen Forty Subaccount (Service Shares) (5/00)........................... 0.759                      --
                                                                                 0.679               2,422,908
                                                                                 1.236               3,418,877
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)................. 0.690                      --
                                                                                 0.732              18,217,150
 Janus Aspen Perkins Mid Cap Value Subaccount (Service Shares) (4/03)........... 2.041                      --
                                                                                 1.891                 294,944
                                                                                 1.443                 361,730
                                                                                 2.030                 466,014
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07).......... 2.158                      --
                                                                                 2.146              11,744,952
                                                                                 1.646              14,121,268
                                                                                 1.452              16,661,552
                                                                                 1.570              21,352,828
                                                                                 1.365              26,763,019
                                                                                 1.070              35,047,749
                                                                                 1.711              48,365,342
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)........ 2.525               3,595,572
                                                                                 2.266               3,938,141
                                                                                 2.366               4,630,384
                                                                                 2.148               5,218,387
                                                                                 1.646               6,437,230
                                                                                 1.433               7,565,687
                                                                                 1.384               8,986,778
                                                                                 1.282              11,267,175
                                                                                 1.045              14,368,536
                                                                                 1.645              19,996,736
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00)....... 2.117                 765,771
                                                                                 2.030                 924,672
                                                                                 2.152               1,165,493
                                                                                 2.097               1,382,509
                                                                                 1.446               1,653,672
                                                                                 1.228               2,023,984
                                                                                 1.228               2,407,957
                                                                                 0.995               2,725,034
                                                                                 0.707               3,158,558
                                                                                 1.209               4,188,379

                    PREMIER ADVISERS CLASS II -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                                 UNIT VALUE AT
                                                                                                  BEGINNING OF
PORTFOLIO NAME                                                                            YEAR        YEAR
---------------------------------------------------------------------------------------- ------ ---------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (5/98)....... 2016   2.169
                                                                                         2015   2.336
                                                                                         2014   2.396
                                                                                         2013   2.287
                                                                                         2012   1.960
                                                                                         2011   1.954
                                                                                         2010   1.724
                                                                                         2009   1.124
                                                                                         2008   1.648
                                                                                         2007   1.672
 LMPVIT Western Asset Variable Strategic Bond Subaccount (Class I) (5/98)............... 2011   1.646
                                                                                         2010   1.493
                                                                                         2009   1.243
                                                                                         2008   1.519
                                                                                         2007   1.510
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98)............................................. 2007   1.977
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............................ 2016   1.174
                                                                                         2015   1.206
                                                                                         2014   1.076
                                                                                         2013   1.051
                                                                                         2012   0.844
                                                                                         2011   0.904
                                                                                         2010   0.788
                                                                                         2009   0.592
                                                                                         2008   1.026
                                                                                         2007   1.222
 MIST ClearBridge Aggressive Growth II Subaccount (Class E) (5/09)...................... 2014   1.452
                                                                                         2013   1.142
                                                                                         2012   0.945
                                                                                         2011   1.035
                                                                                         2010   0.958
                                                                                         2009   0.760
 MIST ClearBridge Aggressive Growth Subaccount (Class E) (4/14)......................... 2016   1.607
                                                                                         2015   1.698
                                                                                         2014   1.507
 MIST Invesco Comstock Subaccount (Class B) (5/09)...................................... 2016   1.873
                                                                                         2015   2.020
                                                                                         2014   1.874
                                                                                         2013   1.403
                                                                                         2012   1.201
                                                                                         2011   1.236
                                                                                         2010   1.091
                                                                                         2009   0.873
 MIST Invesco Mid Cap Value Subaccount (Class A) (4/12)................................. 2016   2.345
                                                                                         2015   2.606
                                                                                         2014   2.403
                                                                                         2013   1.866
                                                                                         2012   1.810
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07).................. 2016   1.622
                                                                                         2015   1.906
                                                                                         2014   2.061
                                                                                         2013   2.195
                                                                                         2012   1.869
                                                                                         2011   2.324
                                                                                         2010   1.901
                                                                                         2009   1.139
                                                                                         2008   2.589
                                                                                         2007   2.052



                                                                                                          NUMBER OF UNITS
                                                                                          UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                             END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------------- --------------- ----------------
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (5/98)....... 2.472                 320,863
                                                                                         2.169                 373,182
                                                                                         2.336                 401,764
                                                                                         2.396                 500,603
                                                                                         2.287                 670,755
                                                                                         1.960                 728,039
                                                                                         1.954                 885,751
                                                                                         1.724               1,155,795
                                                                                         1.124               1,557,845
                                                                                         1.648               2,056,715
 LMPVIT Western Asset Variable Strategic Bond Subaccount (Class I) (5/98)............... 1.685                      --
                                                                                         1.646               2,983,125
                                                                                         1.493               3,512,863
                                                                                         1.243               3,975,615
                                                                                         1.519               5,610,222
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98)............................................. 2.076                      --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............................ 1.171               2,478,691
                                                                                         1.174               2,961,155
                                                                                         1.206               3,593,141
                                                                                         1.076               3,996,279
                                                                                         1.051               5,312,104
                                                                                         0.844               6,240,641
                                                                                         0.904               7,342,272
                                                                                         0.788               9,322,885
                                                                                         0.592              11,831,373
                                                                                         1.026              17,519,536
 MIST ClearBridge Aggressive Growth II Subaccount (Class E) (5/09)...................... 1.512                      --
                                                                                         1.452               1,468,784
                                                                                         1.142               1,560,314
                                                                                         0.945               1,970,169
                                                                                         1.035               2,047,835
                                                                                         0.958               2,180,496
 MIST ClearBridge Aggressive Growth Subaccount (Class E) (4/14)......................... 1.630                 972,137
                                                                                         1.607               1,135,253
                                                                                         1.698               1,184,123
 MIST Invesco Comstock Subaccount (Class B) (5/09)...................................... 2.166               3,638,639
                                                                                         1.873               3,931,706
                                                                                         2.020               4,487,825
                                                                                         1.874               3,438,293
                                                                                         1.403               4,223,807
                                                                                         1.201               5,128,633
                                                                                         1.236               6,265,151
                                                                                         1.091               7,934,328
 MIST Invesco Mid Cap Value Subaccount (Class A) (4/12)................................. 2.677               1,333,871
                                                                                         2.345               1,433,307
                                                                                         2.606               1,604,510
                                                                                         2.403               1,924,838
                                                                                         1.866               2,457,911
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07).................. 1.789                 987,345
                                                                                         1.622               1,101,074
                                                                                         1.906               1,351,111
                                                                                         2.061               1,604,363
                                                                                         2.195               2,165,796
                                                                                         1.869               2,939,080
                                                                                         2.324               3,566,576
                                                                                         1.901               4,056,913
                                                                                         1.139               4,890,900
                                                                                         2.589               6,465,639

                            PREMIER ADVISERS CLASS II -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                 UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                            YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------ ------ --------------- --------------- ----------------
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class A) (4/08)......... 2016   1.415           1.280                 756,916
                                                                         2015   1.507           1.415                 916,450
                                                                         2014   1.509           1.507               1,024,216
                                                                         2013   1.099           1.509               1,150,934
                                                                         2012   1.017           1.099               1,452,327
                                                                         2011   1.105           1.017               1,714,085
                                                                         2010   0.846           1.105               2,122,048
                                                                         2009   0.544           0.846               2,533,032
                                                                         2008   0.978           0.544               2,966,212
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/07) *........... 2016   2.074           2.055               1,649,184
                                                                         2015   2.018           2.074               1,813,976
                                                                         2014   1.999           2.018               2,226,279
                                                                         2013   1.591           1.999               2,569,510
                                                                         2012   1.328           1.591               3,320,156
                                                                         2011   1.467           1.328               3,884,601
                                                                         2010   1.280           1.467               4,841,019
                                                                         2009   0.925           1.280               5,729,967
                                                                         2008   1.573           0.925               5,206,421
                                                                         2007   1.582           1.573               7,473,947
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/08) *........... 2009   0.646           0.659                      --
                                                                         2008   1.043           0.646                      --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2016   2.247           2.572               3,685,722
                                                                         2015   2.361           2.247               4,096,492
                                                                         2014   2.161           2.361               4,864,596
Metropolitan Series Fund
 MFS(R) Value Subaccount (Class D) (4/13)............................... 2016   2.476           2.789               3,317,966
                                                                         2015   2.516           2.476               3,879,006
                                                                         2014   2.305           2.516               4,345,586
                                                                         2013   1.971           2.305               5,065,129
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)......... 2016   2.164           2.136               8,878,215
                                                                         2015   2.065           2.164              10,367,266
                                                                         2014   1.923           2.065              11,809,222
                                                                         2013   1.453           1.923              14,098,502
                                                                         2012   1.288           1.453              17,793,728
                                                                         2011   1.435           1.288              21,565,247
                                                                         2010   1.214           1.435              25,609,950
                                                                         2009   0.963           1.214              30,730,485
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)........ 2016   1.178           1.166               5,985,783
                                                                         2015   1.195           1.178               7,146,272
                                                                         2014   1.212           1.195               8,200,097
                                                                         2013   1.229           1.212              11,203,114
                                                                         2012   1.246           1.229              13,273,181
                                                                         2011   1.264           1.246              16,807,568
                                                                         2010   1.282           1.264              19,035,283
                                                                         2009   1.294           1.282              24,038,242
                                                                         2008   1.276           1.294              39,814,833
                                                                         2007   1.232           1.276              34,190,333
 MSF FI Large Cap Subaccount (Class A) (4/06)........................... 2009   0.898           0.937                      --
                                                                         2008   1.650           0.898              34,064,789
                                                                         2007   1.610           1.650              42,724,709
 MSF FI Value Leaders Subaccount (Class D) (4/06)....................... 2013   1.775           1.955                      --
                                                                         2012   1.557           1.775               9,721,064
                                                                         2011   1.684           1.557              11,585,404
                                                                         2010   1.492           1.684              13,734,917
                                                                         2009   1.243           1.492              16,088,014
                                                                         2008   2.067           1.243              19,676,195
                                                                         2007   2.014           2.067              26,108,968
 MSF Lord Abbett Mid Cap Value Subaccount (Class A) (4/07).............. 2012   1.646           1.821                      --
                                                                         2011   1.783           1.646               2,795,815
                                                                         2010   1.432           1.783               3,394,926
                                                                         2009   0.980           1.432               3,946,498
                                                                         2008   1.888           0.980               4,393,935
                                                                         2007   2.004           1.888               5,892,280

                PREMIER ADVISERS CLASS II -- SEPARATE ACCOUNT CHARGES 1.40% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 MSF Met/Artisan Mid Cap Value Subaccount (Class B) (5/10)...................... 2016   3.032
                                                                                 2015   3.404
                                                                                 2014   3.395
                                                                                 2013   2.522
                                                                                 2012   2.293
                                                                                 2011   2.183
                                                                                 2010   2.065
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................ 2016   2.684
                                                                                 2015   2.731
                                                                                 2014   2.555
                                                                                 2013   2.182
                                                                                 2012   1.987
                                                                                 2011   1.971
                                                                                 2010   1.820
                                                                                 2009   1.559
                                                                                 2008   2.035
                                                                                 2007   1.981
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/14)................. 2016   1.949
                                                                                 2015   1.788
                                                                                 2014   1.573
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)......................................................................... 2016   1.804
                                                                                 2015   1.866
                                                                                 2014   1.798
                                                                                 2013   1.808
                                                                                 2012   1.648
                                                                                 2011   1.623
Universal Institutional Funds, Inc.
 UIF Emerging Markets Equity Subaccount (Class I) (5/98)........................ 2007   2.357
 UIF Global Value Equity Subaccount (Class I) (5/98)............................ 2007   1.492
 UIF Growth Subaccount (Class I) (5/00)......................................... 2016   1.639
                                                                                 2015   1.481
                                                                                 2014   1.412
                                                                                 2013   0.967
                                                                                 2012   0.858
                                                                                 2011   0.895
                                                                                 2010   0.738
                                                                                 2009   0.452
                                                                                 2008   0.903
                                                                                 2007   0.751
 UIF Mid Cap Growth Subaccount (Class I) (5/00)................................. 2008   1.032
                                                                                 2007   0.853
 UIF U.S. Mid Cap Value Subaccount (Class I) (5/98)............................. 2007   1.900
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (12/00)............................ 2009   0.870
                                                                                 2008   1.375
                                                                                 2007   1.427
 Van Kampen LIT Enterprise Subaccount (Class II) (5/98)......................... 2009   0.479
                                                                                 2008   0.854
                                                                                 2007   0.770



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 MSF Met/Artisan Mid Cap Value Subaccount (Class B) (5/10)...................... 3.668                  91,155
                                                                                 3.032                  73,641
                                                                                 3.404                  88,804
                                                                                 3.395                 120,199
                                                                                 2.522                 176,259
                                                                                 2.293                 198,055
                                                                                 2.183                 205,292
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................ 2.884              11,481,469
                                                                                 2.684              13,365,466
                                                                                 2.731              15,143,985
                                                                                 2.555              17,710,296
                                                                                 2.182              21,463,712
                                                                                 1.987              25,624,083
                                                                                 1.971              29,778,017
                                                                                 1.820              35,577,508
                                                                                 1.559              44,392,462
                                                                                 2.035              60,705,244
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/14)................. 1.951               3,029,088
                                                                                 1.949               3,754,262
                                                                                 1.788               3,987,496
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)......................................................................... 1.926               3,681,508
                                                                                 1.804               4,205,457
                                                                                 1.866               4,836,326
                                                                                 1.798               5,271,654
                                                                                 1.808               6,497,474
                                                                                 1.648               7,694,237
Universal Institutional Funds, Inc.
 UIF Emerging Markets Equity Subaccount (Class I) (5/98)........................ 2.536                      --
 UIF Global Value Equity Subaccount (Class I) (5/98)............................ 1.594                     (60)
 UIF Growth Subaccount (Class I) (5/00)......................................... 1.590                 725,245
                                                                                 1.639                 813,803
                                                                                 1.481                 942,975
                                                                                 1.412               1,148,131
                                                                                 0.967               1,634,116
                                                                                 0.858               1,896,838
                                                                                 0.895               2,219,446
                                                                                 0.738               2,643,689
                                                                                 0.452               2,948,015
                                                                                 0.903               3,996,346
 UIF Mid Cap Growth Subaccount (Class I) (5/00)................................. 0.981                      --
                                                                                 1.032               4,226,325
 UIF U.S. Mid Cap Value Subaccount (Class I) (5/98)............................. 2.028                      --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (12/00)............................ 0.845                      --
                                                                                 0.870               6,938,735
                                                                                 1.375              10,722,981
 Van Kampen LIT Enterprise Subaccount (Class II) (5/98)......................... 0.492                      --
                                                                                 0.479               1,337,633
                                                                                 0.854               1,857,644





                                  PREMIER ADVISERS CLASS II -- SEPARATE ACCOUNT CHARGES 1.60%
                                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                                 BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------------- ------ --------------- --------------- ----------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (12/00)........ 2014   0.964           0.922                      --
                                                                        2013   0.700           0.964               2,059,699
                                                                        2012   0.628           0.700               2,188,344
                                                                        2011   0.681           0.628               2,511,726
                                                                        2010   0.579           0.681               1,291,403
                                                                        2009   0.355           0.579               1,391,841
                                                                        2008   0.709           0.355               2,101,802
                                                                        2007   0.618           0.709               2,911,066

              PREMIER ADVISERS CLASS II -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
 Invesco V.I. Comstock Subaccount (Series I) (5/11)......................... 2016   1.294
                                                                             2015   1.399
                                                                             2014   1.299
                                                                             2013   0.971
                                                                             2012   0.827
                                                                             2011   0.933
 Invesco V.I. Government Securities Subaccount (Series II) (5/11)........... 2016   1.321
                                                                             2015   1.342
                                                                             2014   1.313
                                                                             2013   1.373
                                                                             2012   1.365
                                                                             2011   1.294
 Invesco V.I. Growth and Income Subaccount (Series II) (12/00).............. 2014   1.809
                                                                             2013   1.374
                                                                             2012   1.221
                                                                             2011   1.269
                                                                             2010   1.150
                                                                             2009   0.941
                                                                             2008   1.411
                                                                             2007   1.398
 Invesco V.I. Van Kampen Government Subaccount (Series II) (12/00).......... 2011   1.287
                                                                             2010   1.247
                                                                             2009   1.256
                                                                             2008   1.258
                                                                             2007   1.194
 Invesco V.I. Van Kampen Value Subaccount (Series I) (5/98)................. 2011   1.297
                                                                             2010   1.139
                                                                             2009   0.883
                                                                             2008   1.400
                                                                             2007   1.467
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)............. 2016   1.946
                                                                             2015   1.969
                                                                             2014   1.792
                                                                             2013   1.390
                                                                             2012   1.216
                                                                             2011   1.271
                                                                             2010   1.105
                                                                             2009   0.829
                                                                             2008   1.470
                                                                             2007   1.273
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00).................. 2016   2.972
                                                                             2015   3.070
                                                                             2014   2.942
                                                                             2013   2.200
                                                                             2012   1.952
                                                                             2011   2.224
                                                                             2010   1.758
                                                                             2009   1.278
                                                                             2008   2.151
                                                                             2007   1.895
Janus Aspen Series
 Janus Aspen Forty Subaccount (Service Shares) (5/00)....................... 2009   0.668
                                                                             2008   1.219
                                                                             2007   0.907
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)............. 2008   0.722
                                                                             2007   0.671
 Janus Aspen Perkins Mid Cap Value Subaccount (Service Shares) (4/03)....... 2010   1.866
                                                                             2009   1.427
                                                                             2008   2.011
                                                                             2007   1.907



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
 Invesco V.I. Comstock Subaccount (Series I) (5/11)......................... 1.494                 670,972
                                                                             1.294                 684,466
                                                                             1.399                 754,607
                                                                             1.299                 769,437
                                                                             0.971                 825,337
                                                                             0.827                 917,899
 Invesco V.I. Government Securities Subaccount (Series II) (5/11)........... 1.313                 537,879
                                                                             1.321                 636,223
                                                                             1.342                 703,579
                                                                             1.313                 796,835
                                                                             1.373               1,078,475
                                                                             1.365               1,218,622
 Invesco V.I. Growth and Income Subaccount (Series II) (12/00).............. 1.819                      --
                                                                             1.809               2,520,165
                                                                             1.374               2,861,167
                                                                             1.221               3,219,224
                                                                             1.269               3,583,076
                                                                             1.150               4,448,060
                                                                             0.941               4,688,511
                                                                             1.411               6,132,375
 Invesco V.I. Van Kampen Government Subaccount (Series II) (12/00).......... 1.294                      --
                                                                             1.287               1,447,717
                                                                             1.247               1,962,076
                                                                             1.256               2,496,220
                                                                             1.258               3,111,406
 Invesco V.I. Van Kampen Value Subaccount (Series I) (5/98)................. 1.417                      --
                                                                             1.297                 697,451
                                                                             1.139                 880,295
                                                                             0.883               1,108,739
                                                                             1.400               1,739,855
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/00)............. 2.063                 785,173
                                                                             1.946                 856,484
                                                                             1.969               1,003,752
                                                                             1.792               1,348,784
                                                                             1.390               1,669,236
                                                                             1.216               1,852,574
                                                                             1.271               2,922,025
                                                                             1.105               3,578,229
                                                                             0.829               3,543,638
                                                                             1.470               4,208,845
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00).................. 3.273                 232,121
                                                                             2.972                 300,715
                                                                             3.070                 304,383
                                                                             2.942                 492,998
                                                                             2.200                 574,122
                                                                             1.952                 699,543
                                                                             2.224               1,105,493
                                                                             1.758               1,463,971
                                                                             1.278               1,589,133
                                                                             2.151               1,876,861
Janus Aspen Series
 Janus Aspen Forty Subaccount (Service Shares) (5/00)....................... 0.746                      --
                                                                             0.668                 396,287
                                                                             1.219                 473,153
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)............. 0.680                      --
                                                                             0.722               1,149,857
 Janus Aspen Perkins Mid Cap Value Subaccount (Service Shares) (4/03)....... 2.012                      --
                                                                             1.866                 128,852
                                                                             1.427                 128,764
                                                                             2.011                 179,838

                    PREMIER ADVISERS CLASS II -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                                 UNIT VALUE AT
                                                                                                  BEGINNING OF
PORTFOLIO NAME                                                                            YEAR        YEAR
---------------------------------------------------------------------------------------- ------ ---------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07).................. 2014   2.092
                                                                                         2013   1.608
                                                                                         2012   1.421
                                                                                         2011   1.540
                                                                                         2010   1.342
                                                                                         2009   1.054
                                                                                         2008   1.688
                                                                                         2007   1.763
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)................ 2016   2.200
                                                                                         2015   2.302
                                                                                         2014   2.094
                                                                                         2013   1.607
                                                                                         2012   1.402
                                                                                         2011   1.357
                                                                                         2010   1.260
                                                                                         2009   1.028
                                                                                         2008   1.623
                                                                                         2007   1.588
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00)............... 2016   1.970
                                                                                         2015   2.094
                                                                                         2014   2.044
                                                                                         2013   1.413
                                                                                         2012   1.202
                                                                                         2011   1.205
                                                                                         2010   0.978
                                                                                         2009   0.696
                                                                                         2008   1.193
                                                                                         2007   1.102
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (5/98)....... 2016   2.106
                                                                                         2015   2.272
                                                                                         2014   2.336
                                                                                         2013   2.233
                                                                                         2012   1.918
                                                                                         2011   1.916
                                                                                         2010   1.694
                                                                                         2009   1.107
                                                                                         2008   1.626
                                                                                         2007   1.653
 LMPVIT Western Asset Variable Strategic Bond Subaccount (Class I) (5/98)............... 2011   1.614
                                                                                         2010   1.467
                                                                                         2009   1.224
                                                                                         2008   1.499
                                                                                         2007   1.493
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98)............................................. 2007   1.955
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............................ 2016   1.152
                                                                                         2015   1.185
                                                                                         2014   1.059
                                                                                         2013   1.037
                                                                                         2012   0.835
                                                                                         2011   0.895
                                                                                         2010   0.782
                                                                                         2009   0.588
                                                                                         2008   1.023
                                                                                         2007   1.220
 MIST ClearBridge Aggressive Growth II Subaccount (Class E) (5/09)...................... 2014   1.415
                                                                                         2013   1.116
                                                                                         2012   0.924
                                                                                         2011   1.015
                                                                                         2010   0.942
                                                                                         2009   0.750
 MIST ClearBridge Aggressive Growth Subaccount (Class E) (4/14)......................... 2016   1.560
                                                                                         2015   1.651
                                                                                         2014   1.468



                                                                                                          NUMBER OF UNITS
                                                                                          UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                             END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------------- --------------- ----------------
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07).................. 2.102                      --
                                                                                         2.092                 604,197
                                                                                         1.608                 754,064
                                                                                         1.421                 849,244
                                                                                         1.540               1,092,225
                                                                                         1.342               1,237,014
                                                                                         1.054               1,449,399
                                                                                         1.688               1,977,509
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)................ 2.447                 207,488
                                                                                         2.200                 215,408
                                                                                         2.302                 223,211
                                                                                         2.094                 717,957
                                                                                         1.607                 887,646
                                                                                         1.402                 933,998
                                                                                         1.357                 519,345
                                                                                         1.260                 568,115
                                                                                         1.028                 653,190
                                                                                         1.623                 853,291
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00)............... 2.052                 198,881
                                                                                         1.970                 209,101
                                                                                         2.094                 292,083
                                                                                         2.044                 867,224
                                                                                         1.413                 929,684
                                                                                         1.202               1,113,682
                                                                                         1.205                 647,934
                                                                                         0.978                 781,948
                                                                                         0.696                 968,961
                                                                                         1.193               1,248,844
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (5/98)....... 2.396                 173,752
                                                                                         2.106                 172,883
                                                                                         2.272                 177,514
                                                                                         2.336                 200,324
                                                                                         2.233                 257,276
                                                                                         1.918                 309,753
                                                                                         1.916                 320,342
                                                                                         1.694                 382,788
                                                                                         1.107                 479,687
                                                                                         1.626                 637,086
 LMPVIT Western Asset Variable Strategic Bond Subaccount (Class I) (5/98)............... 1.651                      --
                                                                                         1.614               1,604,821
                                                                                         1.467               1,490,118
                                                                                         1.224               1,364,035
                                                                                         1.499               2,162,210
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98)............................................. 2.051                      --
Met Investors Series Trust
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............................ 1.147                 240,869
                                                                                         1.152                 317,475
                                                                                         1.185                 322,749
                                                                                         1.059                 404,537
                                                                                         1.037                 494,951
                                                                                         0.835                 731,153
                                                                                         0.895               1,432,280
                                                                                         0.782               1,687,502
                                                                                         0.588               1,930,194
                                                                                         1.023               2,448,908
 MIST ClearBridge Aggressive Growth II Subaccount (Class E) (5/09)...................... 1.473                      --
                                                                                         1.415                 216,599
                                                                                         1.116                 224,261
                                                                                         0.924                 250,279
                                                                                         1.015                 307,244
                                                                                         0.942                 342,217
 MIST ClearBridge Aggressive Growth Subaccount (Class E) (4/14)......................... 1.579                 168,515
                                                                                         1.560                 180,199
                                                                                         1.651                 230,472

              PREMIER ADVISERS CLASS II -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                      UNIT VALUE AT
                                                                                       BEGINNING OF
PORTFOLIO NAME                                                                 YEAR        YEAR
----------------------------------------------------------------------------- ------ ---------------
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................... 2016   1.818
                                                                              2015   1.965
                                                                              2014   1.827
                                                                              2013   1.371
                                                                              2012   1.175
                                                                              2011   1.212
                                                                              2010   1.072
                                                                              2009   0.859
 MIST Invesco Mid Cap Value Subaccount (Class A) (4/12)...................... 2016   2.276
                                                                              2015   2.535
                                                                              2014   2.343
                                                                              2013   1.822
                                                                              2012   1.770
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016   1.575
                                                                              2015   1.854
                                                                              2014   2.009
                                                                              2013   2.144
                                                                              2012   1.829
                                                                              2011   2.279
                                                                              2010   1.867
                                                                              2009   1.122
                                                                              2008   2.554
                                                                              2007   2.027
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class A) (4/08).............. 2016   1.374
                                                                              2015   1.466
                                                                              2014   1.471
                                                                              2013   1.073
                                                                              2012   0.995
                                                                              2011   1.084
                                                                              2010   0.832
                                                                              2009   0.535
                                                                              2008   0.964
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/07) *................ 2016   2.013
                                                                              2015   1.964
                                                                              2014   1.948
                                                                              2013   1.554
                                                                              2012   1.299
                                                                              2011   1.439
                                                                              2010   1.258
                                                                              2009   0.911
                                                                              2008   1.552
                                                                              2007   1.563
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/08) *................ 2009   0.643
                                                                              2008   1.039
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).............. 2016   2.182
                                                                              2015   2.297
                                                                              2014   2.105
Metropolitan Series Fund
 MFS(R) Value Subaccount (Class D) (4/13).................................... 2016   2.403
                                                                              2015   2.447
                                                                              2014   2.246
                                                                              2013   1.923
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).............. 2016   2.101
                                                                              2015   2.009
                                                                              2014   1.874
                                                                              2013   1.419
                                                                              2012   1.261
                                                                              2011   1.407
                                                                              2010   1.193
                                                                              2009   0.947



                                                                                               NUMBER OF UNITS
                                                                               UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                  END OF YEAR      END OF YEAR
----------------------------------------------------------------------------- --------------- ----------------
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................... 2.099               2,556,463
                                                                              1.818               2,976,841
                                                                              1.965               3,367,614
                                                                              1.827               2,218,344
                                                                              1.371               2,643,852
                                                                              1.175               3,379,427
                                                                              1.212               3,990,123
                                                                              1.072               4,719,942
 MIST Invesco Mid Cap Value Subaccount (Class A) (4/12)...................... 2.594                 305,901
                                                                              2.276                 342,596
                                                                              2.535                 420,083
                                                                              2.343                 875,828
                                                                              1.822                 940,010
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 1.734                 108,098
                                                                              1.575                 134,848
                                                                              1.854                 174,950
                                                                              2.009                 388,095
                                                                              2.144                 415,996
                                                                              1.829                 634,626
                                                                              2.279                 710,999
                                                                              1.867                 547,133
                                                                              1.122                 506,692
                                                                              2.554                 817,247
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class A) (4/08).............. 1.240                 285,331
                                                                              1.374                 314,408
                                                                              1.466                 334,130
                                                                              1.471                 357,028
                                                                              1.073                 454,389
                                                                              0.995                 532,215
                                                                              1.084                 635,919
                                                                              0.832                 777,597
                                                                              0.535                 911,042
 MIST Oppenheimer Global Equity Subaccount (Class A) (4/07) *................ 1.991                 430,351
                                                                              2.013                 482,280
                                                                              1.964                 682,623
                                                                              1.948                 714,447
                                                                              1.554                 762,414
                                                                              1.299                 900,935
                                                                              1.439               1,076,448
                                                                              1.258               1,146,827
                                                                              0.911               1,033,455
                                                                              1.552               1,573,331
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/08) *................ 0.884                 797,454
                                                                              0.643               1,069,073
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).............. 2.492                  58,960
                                                                              2.182                  60,284
                                                                              2.297                  65,971
Metropolitan Series Fund
 MFS(R) Value Subaccount (Class D) (4/13).................................... 2.702                 254,320
                                                                              2.403                 270,741
                                                                              2.447                 301,188
                                                                              2.246                 325,297
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).............. 2.069                 138,896
                                                                              2.101                 218,222
                                                                              2.009                 201,393
                                                                              1.874                 232,103
                                                                              1.419                 322,407
                                                                              1.261                 416,784
                                                                              1.407               1,280,459
                                                                              1.193               1,314,819

                PREMIER ADVISERS CLASS II -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................. 2016   1.144
                                                                                  2015   1.163
                                                                                  2014   1.181
                                                                                  2013   1.200
                                                                                  2012   1.220
                                                                                  2011   1.239
                                                                                  2010   1.259
                                                                                  2009   1.274
                                                                                  2008   1.259
                                                                                  2007   1.218
 MSF FI Large Cap Subaccount (Class A) (4/06).................................... 2009   0.884
                                                                                  2008   1.628
                                                                                  2007   1.591
 MSF FI Value Leaders Subaccount (Class D) (4/06)................................ 2013   1.733
                                                                                  2012   1.523
                                                                                  2011   1.651
                                                                                  2010   1.466
                                                                                  2009   1.224
                                                                                  2008   2.039
                                                                                  2007   1.990
 MSF Lord Abbett Mid Cap Value Subaccount (Class A) (4/07)....................... 2012   1.611
                                                                                  2011   1.749
                                                                                  2010   1.407
                                                                                  2009   0.965
                                                                                  2008   1.863
                                                                                  2007   1.979
 MSF Met/Artisan Mid Cap Value Subaccount (Class B) (5/10)....................... 2016   2.956
                                                                                  2015   3.326
                                                                                  2014   3.324
                                                                                  2013   2.474
                                                                                  2012   2.253
                                                                                  2011   2.150
                                                                                  2010   2.036
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................. 2016   2.606
                                                                                  2015   2.657
                                                                                  2014   2.490
                                                                                  2013   2.131
                                                                                  2012   1.945
                                                                                  2011   1.933
                                                                                  2010   1.788
                                                                                  2009   1.535
                                                                                  2008   2.008
                                                                                  2007   1.958
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/14).................. 2016   1.911
                                                                                  2015   1.758
                                                                                  2014   1.548
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11).......................................................................... 2016   1.751
                                                                                  2015   1.816
                                                                                  2014   1.752
                                                                                  2013   1.766
                                                                                  2012   1.612
                                                                                  2011   1.591
Universal Institutional Funds, Inc.
 UIF Emerging Markets Equity Subaccount (Class I) (5/98)......................... 2007   2.330
 UIF Global Value Equity Subaccount (Class I) (5/98)............................. 2007   1.475
 UIF Growth Subaccount (Class I) (5/00).......................................... 2016   1.592
                                                                                  2015   1.441
                                                                                  2014   1.377
                                                                                  2013   0.945
                                                                                  2012   0.839
                                                                                  2011   0.877
                                                                                  2010   0.726
                                                                                  2009   0.445
                                                                                  2008   0.891
                                                                                  2007   0.742
 UIF Mid Cap Growth Subaccount (Class I) (5/00).................................. 2008   1.018
                                                                                  2007   0.843



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................. 1.130               1,739,610
                                                                                  1.144               1,533,881
                                                                                  1.163               1,981,816
                                                                                  1.181               2,521,597
                                                                                  1.200               2,475,631
                                                                                  1.220               2,321,778
                                                                                  1.239               2,345,366
                                                                                  1.259               3,813,323
                                                                                  1.274               4,633,368
                                                                                  1.259               4,112,663
 MSF FI Large Cap Subaccount (Class A) (4/06).................................... 0.922                      --
                                                                                  0.884               1,238,248
                                                                                  1.628               1,399,766
 MSF FI Value Leaders Subaccount (Class D) (4/06)................................ 1.908                      --
                                                                                  1.733                 396,240
                                                                                  1.523                 514,846
                                                                                  1.651               1,242,268
                                                                                  1.466               1,325,969
                                                                                  1.224               1,488,652
                                                                                  2.039               1,732,804
 MSF Lord Abbett Mid Cap Value Subaccount (Class A) (4/07)....................... 1.781                      --
                                                                                  1.611               1,297,994
                                                                                  1.749               1,090,811
                                                                                  1.407               1,340,686
                                                                                  0.965               1,484,427
                                                                                  1.863               1,825,024
 MSF Met/Artisan Mid Cap Value Subaccount (Class B) (5/10)....................... 3.569                  68,682
                                                                                  2.956                  70,598
                                                                                  3.326                  78,646
                                                                                  3.324                  80,778
                                                                                  2.474                  84,959
                                                                                  2.253                 101,074
                                                                                  2.150                 102,686
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................. 2.795                 397,033
                                                                                  2.606                 427,935
                                                                                  2.657                 610,946
                                                                                  2.490                 667,934
                                                                                  2.131               1,027,124
                                                                                  1.945               1,311,588
                                                                                  1.933               1,544,043
                                                                                  1.788               1,860,187
                                                                                  1.535               1,976,287
                                                                                  2.008               2,547,845
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/14).................. 1.910                 289,599
                                                                                  1.911                 349,303
                                                                                  1.758                 456,524
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11).......................................................................... 1.866                 602,357
                                                                                  1.751                 723,026
                                                                                  1.816                 878,936
                                                                                  1.752                 971,459
                                                                                  1.766               1,234,057
                                                                                  1.612               1,424,201
Universal Institutional Funds, Inc.
 UIF Emerging Markets Equity Subaccount (Class I) (5/98)......................... 2.505                      --
 UIF Global Value Equity Subaccount (Class I) (5/98)............................. 1.574                      --
 UIF Growth Subaccount (Class I) (5/00).......................................... 1.541                 517,826
                                                                                  1.592                 530,187
                                                                                  1.441                 548,125
                                                                                  1.377                 574,888
                                                                                  0.945                 636,328
                                                                                  0.839                 693,032
                                                                                  0.877                 822,311
                                                                                  0.726                 877,510
                                                                                  0.445               1,048,921
                                                                                  0.891               1,485,044
 UIF Mid Cap Growth Subaccount (Class I) (5/00).................................. 0.967                      --
                                                                                  1.018               1,207,719

                        PREMIER ADVISERS CLASS II -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                                         BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR        YEAR        END OF YEAR      END OF YEAR
--------------------------------------------------------------- ------ --------------- --------------- ----------------
 UIF U.S. Mid Cap Value Subaccount (Class I) (5/98)............ 2007   1.878           2.004                      --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (12/00)........... 2009   0.857           0.831                      --
                                                                2008   1.356           0.857               2,185,600
                                                                2007   1.411           1.356               2,502,551
 Van Kampen LIT Enterprise Subaccount (Class II) (5/98)........ 2009   0.472           0.484                      --
                                                                2008   0.842           0.472                 591,474
                                                                2007   0.761           0.842               1,008,408


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2016.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2016 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Van Kampen Life Investment Trust-Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Universal Institutional Funds, Inc.-U.S. Real Estate Securities Portfolio was replaced by Met Investors Series
Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Universal Institutional Funds, Inc.-Emerging Markets Equity Portfolio was replaced by Met Investors Series Trust - MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Universal Institutional Funds, Inc.-Global Value Equity Portfolio was replaced by Metropolitan Series Fund,
Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Universal Institutional Funds, Inc.-U.S. Mid Cap Value Portfolio was replaced by Metropolitan Series Fund, Inc.-Neuberger Berman Mid Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, The Universal Institutional Funds, Inc,-Mid Cap Growth Portfolio was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Janus Aspen Series-Forty Portfolio was replaced by Met Investors Series Trust-Janus Forty Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Janus Aspen Series- Janus Aspen Perkins Mid Cap Value Portfolio - Service Shares was replaced by Metropolitan Series Fund, Inc.- Met/Artisan Mid Cap Value Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Strategic Bond Portfolio - Class I was replaced by Metropolitan Series Fund, Inc.-Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, AIM Variable Insurance Funds (Invesco Variable Insurance Funds)-Invesco Van Kampen V.I. Government Fund merged into AIM Variable Insurance Funds (Invesco Variable Insurance Funds)-Invesco V.I. Government Securities Fund and is no longer available as a funding option.

Effective on or about 05/2/2011, AIM Variable Insurance Funds (Invesco Variable Insurance Funds)-Invesco Van Kampen V.I. Value Fund merged into AIM Variable Insurance Funds (Invesco Variable Insurance Funds)-Invesco Van Kampen V.I. Comstock Fund and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Lord Abbett Mid Cap Value Portfolio merged into Met Investors Series Trust-Lord Abbett Mid Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS(R) Value Portfolio
- Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds)-Invesco V.I. American Franchise Fund - Series II was replaced by Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds)-Invesco V.I. Growth and Income Fund - Series II was replaced by Met Investors Series Trust-Invesco Comstock Portfolio - Class B and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds and Trusts.


UNDERLYING FUND AND TRUST NAME CHANGES

The following former Underlying Funds were renamed.



                   FORMER NAME                                       NEW NAME
------------------------------------------------- ---------------------------------------------
 MET INVESTORS SERIES TRUST                       BRIGHTHOUSE FUNDS TRUST I
 Met/Aberdeen Emerging Markets Equity Portfolio   Brighthouse/Aberdeen Emerging Markets Equity
                                                  Portfolio
 METROPOLITAN SERIES FUND                         BRIGHTHOUSE FUNDS TRUST II
 Met/Artisan Mid Cap Value Portfolio              Brighthouse/Artisan Mid Cap Value Portfolio
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.          MORGAN STANLEY VARIABLE INSURANCE FUND, INC.
 Growth Portfolio                                 Growth Portfolio

                                   APPENDIX C
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and Brighthouse Life Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:


       THE INSURANCE COMPANY

       PRINCIPAL UNDERWRITER


       PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT


       VALUATION OF ASSETS

           Funding Options
           The Contract Value
           Accumulation Unit Value
           Annuity Unit Value
           Calculation Of Money Market Yield

       FEDERAL TAX CONSIDERATIONS

           Mandatory Distributions for Qualified Plans
           Nonqualified Annuity Contracts
           Individual Retirement Annuities
           Simple Plan IRA Form
           Roth IRAs
           Qualified Pension and Profit Sharing Plans
           Section-403(b) Plans
           Federal Income Tax Withholding

       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

       CUSTODIAN

       CONDENSED FINANCIAL INFORMATION

       FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

A copy of the Brighthouse Life Insurance Company Statement of Additional Information dated May 1, 2017 is available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to Brighthouse Life Insurance Company, P.O. Box 10366, Des Moines, IA 50306-0366.


Name:

Address:



BLIC-Book-06-07-10-11

                              PORTFOLIO ARCHITECT
                          PORTFOLIO ARCHITECT SELECT
                          PREMIER ADVISERS- (CLASS I)
                          PREMIER ADVISERS- (CLASS II)


                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED



                                  MAY 1, 2017



                                      FOR



           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES



                                   ISSUED BY



                       BRIGHTHOUSE LIFE INSURANCE COMPANY

This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by Brighthouse Life Insurance Company (the "Company", "we" or "our").

This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated May 1, 2010 (as supplemented). A copy of the

Individual Variable Annuity Contract Prospectus may be obtained by writing to

Brighthouse Life Insurance Company, Annuity Investor Services, P.O. Box 103666,

Des Moines, IA 50306-0366 or by accessing the Securities and Exchange

Commission's website at http://www.sec.gov.
                        ------------------
























                                                           BLIC-Book-06-07-10-11

                               TABLE OF CONTENTS



                                                                PAGE
                                                               -----
THE INSURANCE COMPANY.........................................    2
PRINCIPAL UNDERWRITER.........................................    3
PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT.............    3
VALUATION OF ASSETS...........................................    3
   Funding Options............................................    3
   The Contract Value.........................................    4
   Accumulation Unit Value....................................    4
   Annuity Unit Value.........................................    4
   Calculation Of Money Market Yield..........................    4
FEDERAL TAX CONSIDERATIONS....................................    5
   Mandatory Distributions for Qualified Plans................    5
   Nonqualified Annuity Contracts.............................    5
   Individual Retirement Annuities............................    6
   Simple Plan IRA Form.......................................    6
   Roth IRAs..................................................    6
   Qualified Pension and Profit-Sharing Plans.................    6
   Section-403(b) Plans.......................................    7
   Federal Income Tax Withholding.............................    7
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................    8
CUSTODIAN.....................................................    8
CONDENSED FINANCIAL INFORMATION -- Portfolio Architect........    9
FINANCIAL STATEMENTS..........................................   64

                             THE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC or the Company), prior to March 6, 2017 known as MetLife Insurance Company USA, is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC currently is a direct, wholly-owned subsidiary of MetLife, Inc., (MetLife) a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

Brighthouse Life Insurance Company History

MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

- MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.

- MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

- MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLIfe Insurance Company USA" above.

- MetLife Investors Insurance Company: MetLife Investors Insurance Company
(MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLIfe Insurance Company USA" above.

- MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLIC will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLIC's financial strength and claims-paying ability.



                             PRINCIPAL UNDERWRITER


Brighthouse Securities, LLC (Brighthouse Securities) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. Brighthouse Securities' principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities is affiliated with the Company and the Separate Account.


               PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT


Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.


Under the terms of the Principal Underwriting and Distribution Agreement among the Separate Account, Brighthouse Securities and the Company, Brighthouse Securities acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses Brighthouse Securities for certain sales and overhead expenses connected with sales functions.

MetLife Investors Distribution Company (MLIDC) served as principal underwriter and distributor prior to March 6, 2017. The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDC over the past three years:



                            UNDERWRITING COMMISSIONS
------------------------



              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2016........$568,161,672                    $0
 2015........$568,720,128                    $0
 2014........$ 43,885,979                    $0


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                              VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 - 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:

       Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -1

Where:

Base Return = (AUV Change - Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV - Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same

7-day period, determined on an unadjusted basis (which does not deduct

Contract-level charges), according to the same formula but where:
                                                       ---

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 701/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 701/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. It is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

NONQUALIFIED ANNUITY CONTRACTS


Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August-14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section-1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes, Section-72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section-72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Under current federal tax rules, a same-sex spouse is treated as a non-spouse beneficiary. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES


To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $5,500 for 2017, plus $1,000 for an owner age 50 or over, and may be indexed for inflation in later years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $54,000 for 2017 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.


SIMPLE PLAN IRA FORM


Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $12,500 in 2017 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a non-elective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.


ROTH IRAS

Section-408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5-years, and the distribution is made after age 591/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1)-before age-591/2 (subject to certain exceptions) or
(2)-during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limit that applies to the amounts that may be contributed to a defined contribution plan for 2017 is $54,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $18,000 in 2017. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.


Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 591/2, or in the case of hardship.

SECTION-403(B) PLANS


Under Code section-403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section-403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section-403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($18,000 in 2017).


Code section-403(b)(11) restricts this distribution under Code section-403(b) annuity contracts of: (1) elective contributions made in years beginning after December-31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January-1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age-591/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING


The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS
   SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 701/2 or as otherwise required by law, or

   (d)        the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60-days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Subaccounts of Brighthouse Separate Account Eleven for Variable Annuities (formerly MetLife of CT Separate Account Eleven for Variable Annuities) included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.


                                   CUSTODIAN


Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

                       CONDENSED FINANCIAL INFORMATION --
                              Portfolio Architect
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                     PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.60%
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).................................... 2007   1.080       1.156            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/03)............................. 2016   2.956       2.928         5,032
                                                                                       2015   2.809       2.956         5,139
                                                                                       2014   2.790       2.809         5,246
                                                                                       2013   2.195       2.790         5,359
                                                                                       2012   1.820       2.195         5,488
                                                                                       2011   2.029       1.820         5,637
                                                                                       2010   1.845       2.029         5,794
                                                                                       2009   1.318       1.845         5,965
                                                                                       2008   2.173       1.318        14,577
                                                                                       2007   1.923       2.173        12,239
 American Funds Growth Subaccount (Class 2) (5/03).................................... 2016   2.628       2.831         2,824
                                                                                       2015   2.499       2.628         2,824
                                                                                       2014   2.340       2.499         2,824
                                                                                       2013   1.827       2.340         2,824
                                                                                       2012   1.575       1.827         2,824
                                                                                       2011   1.672       1.575         2,824
                                                                                       2010   1.432       1.672        20,114
                                                                                       2009   1.043       1.432        20,114
                                                                                       2008   1.892       1.043         4,776
                                                                                       2007   1.712       1.892         4,780
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................. 2016   2.293       2.517         7,419
                                                                                       2015   2.297       2.293         7,814
                                                                                       2014   2.109       2.297         8,210
                                                                                       2013   1.605       2.109        53,993
                                                                                       2012   1.389       1.605        54,498
                                                                                       2011   1.437       1.389        55,365
                                                                                       2010   1.311       1.437        57,382
                                                                                       2009   1.015       1.311        55,310
                                                                                       2008   1.659       1.015        56,358
                                                                                       2007   1.605       1.659        52,595
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/98)............................... 2007   1.947       2.040            --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (4/98).......................... 2008   1.341       1.284            --
                                                                                       2007   1.272       1.341        51,816
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/98).................... 2008   1.149       1.085            --
                                                                                       2007   1.313       1.149       176,638
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................. 2016   1.946       2.063       785,173
                                                                                       2015   1.969       1.946       856,484
                                                                                       2014   1.792       1.969     1,003,752
                                                                                       2013   1.390       1.792     1,348,784
                                                                                       2012   1.216       1.390     1,669,236
                                                                                       2011   1.271       1.216     1,852,574
                                                                                       2010   1.105       1.271     2,922,025
                                                                                       2009   0.829       1.105     3,578,229
                                                                                       2008   1.470       0.829     3,543,638
                                                                                       2007   1.273       1.470     4,208,845
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (12/00)....... 2016   1.591       1.607            --

                            PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2015   1.600       1.591            --
                                                                                  2014   1.469       1.600            --
                                                                                  2013   1.080       1.469            --
                                                                                  2012   0.898       1.080            --
                                                                                  2011   0.938       0.898            --
                                                                                  2010   0.808       0.938            --
                                                                                  2009   0.605       0.808            --
                                                                                  2008   1.047       0.605            --
                                                                                  2007   0.997       1.047            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)....................... 2016   2.972       3.273       232,121
                                                                                  2015   3.070       2.972       300,715
                                                                                  2014   2.942       3.070       304,383
                                                                                  2013   2.200       2.942       492,998
                                                                                  2012   1.952       2.200       574,122
                                                                                  2011   2.224       1.952       699,543
                                                                                  2010   1.758       2.224     1,105,493
                                                                                  2009   1.278       1.758     1,463,971
                                                                                  2008   2.151       1.278     1,589,133
                                                                                  2007   1.895       2.151     1,876,861
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)............. 2008   3.556       3.235            --
                                                                                  2007   2.806       3.556         1,375
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2016   1.425       1.503         1,317
                                                                                  2015   1.549       1.425         2,063
                                                                                  2014   1.771       1.549         2,979
                                                                                  2013   1.463       1.771         4,306
                                                                                  2012   1.258       1.463         7,812
                                                                                  2011   1.430       1.258         8,824
                                                                                  2010   1.340       1.430         9,612
                                                                                  2009   0.994       1.340        12,381
                                                                                  2008   1.694       0.994        27,330
                                                                                  2007   1.491       1.694        46,764
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.077       1.092            --
                                                                                  2009   0.871       1.077        18,808
                                                                                  2008   1.247       0.871        20,273
                                                                                  2007   1.041       1.247        29,031
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2008   0.722       0.680            --
                                                                                  2007   0.671       0.722     1,149,857
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   0.500       0.535            --
                                                                                  2010   0.408       0.500        26,675
                                                                                  2009   0.264       0.408        31,835
                                                                                  2008   0.480       0.264        34,029
                                                                                  2007   0.400       0.480        47,947
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2016   1.975       1.967        55,482
                                                                                  2015   2.042       1.975        75,179
                                                                                  2014   1.724       2.042        83,010
                                                                                  2013   1.185       1.724       143,237
                                                                                  2012   1.015       1.185       172,162
                                                                                  2011   1.006       1.015       187,646
                                                                                  2010   0.818       1.006       296,179
                                                                                  2009   0.618       0.818       403,615
                                                                                  2008   1.053       0.618       506,339
                                                                                  2007   1.092       1.053       830,843
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   2.092       2.102            --
                                                                                  2013   1.608       2.092       604,197
                                                                                  2012   1.421       1.608       754,064
                                                                                  2011   1.540       1.421       849,244
                                                                                  2010   1.342       1.540     1,092,225
                                                                                  2009   1.054       1.342     1,237,014
                                                                                  2008   1.688       1.054     1,449,399
                                                                                  2007   1.763       1.688     1,977,509
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2016   2.612       2.822        15,662

                            PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   2.612       2.612        15,662
                                                                                 2014   2.391       2.612        16,978
                                                                                 2013   1.869       2.391        16,980
                                                                                 2012   1.638       1.869        30,723
                                                                                 2011   1.622       1.638        38,204
                                                                                 2010   1.464       1.622        39,580
                                                                                 2009   1.218       1.464        60,779
                                                                                 2008   1.751       1.218        73,527
                                                                                 2007   1.691       1.751       114,593
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2016   1.892       2.000        75,507
                                                                                 2015   1.751       1.892        78,443
                                                                                 2014   1.561       1.751        86,219
                                                                                 2013   1.151       1.561       690,738
                                                                                 2012   0.972       1.151       694,445
                                                                                 2011   0.994       0.972       722,414
                                                                                 2010   0.919       0.994       148,665
                                                                                 2009   0.656       0.919       167,881
                                                                                 2008   1.063       0.656       184,306
                                                                                 2007   1.062       1.063       262,745
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)........ 2016   2.200       2.447       207,488
                                                                                 2015   2.302       2.200       215,408
                                                                                 2014   2.094       2.302       223,211
                                                                                 2013   1.607       2.094       717,957
                                                                                 2012   1.402       1.607       887,646
                                                                                 2011   1.357       1.402       933,998
                                                                                 2010   1.260       1.357       519,345
                                                                                 2009   1.028       1.260       568,115
                                                                                 2008   1.623       1.028       653,190
                                                                                 2007   1.588       1.623       853,291
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00)....... 2016   1.970       2.052       198,881
                                                                                 2015   2.094       1.970       209,101
                                                                                 2014   2.044       2.094       292,083
                                                                                 2013   1.413       2.044       867,224
                                                                                 2012   1.202       1.413       929,684
                                                                                 2011   1.205       1.202     1,113,682
                                                                                 2010   0.978       1.205       647,934
                                                                                 2009   0.696       0.978       781,948
                                                                                 2008   1.193       0.696       968,961
                                                                                 2007   1.102       1.193     1,248,844
 LMPVET Equity Index Subaccount (Class II) (5/99)............................... 2009   0.651       0.634            --
                                                                                 2008   1.059       0.651       138,171
                                                                                 2007   1.026       1.059       269,876
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 2011   0.986       0.974            --
                                                                                 2010   0.917       0.986         4,040
                                                                                 2009   0.794       0.917         4,490
                                                                                 2008   1.024       0.794         4,735
                                                                                 2007   1.026       1.024         5,246
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98)..................................... 2007   1.955       2.051            --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................ 2007   1.194       1.244            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02).......................... 2007   1.324       1.371            --
 LMPVPII Growth and Income Subaccount (Class I) (5/02).......................... 2007   1.232       1.287            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)..................... 2007   1.616       1.679            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)......................... 2007   1.807       1.991            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................... 2008   2.559       2.466            --
                                                                                 2007   2.451       2.559       139,916
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *........................ 2016   2.410       2.713        25,638

                         PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2015   2.541       2.410        25,643
                                                                            2014   2.495       2.541        30,330
                                                                            2013   2.307       2.495        30,335
                                                                            2012   2.005       2.307        52,813
                                                                            2011   1.985       2.005        64,109
                                                                            2010   1.736       1.985        65,708
                                                                            2009   1.197       1.736       123,239
                                                                            2008   1.603       1.197       133,939
                                                                            2007   1.585       1.603       244,931
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............... 2016   1.152       1.147       240,869
                                                                            2015   1.185       1.152       317,475
                                                                            2014   1.059       1.185       322,749
                                                                            2013   1.037       1.059       404,537
                                                                            2012   0.835       1.037       494,951
                                                                            2011   0.895       0.835       731,153
                                                                            2010   0.782       0.895     1,432,280
                                                                            2009   0.588       0.782     1,687,502
                                                                            2008   1.023       0.588     1,930,194
                                                                            2007   1.220       1.023     2,448,908
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2014   3.420       3.562            --
                                                                            2013   2.692       3.420        69,717
                                                                            2012   2.227       2.692        78,850
                                                                            2011   2.442       2.227        81,999
                                                                            2010   2.262       2.442       113,169
                                                                            2009   1.605       2.262       131,149
                                                                            2008   2.805       1.605       130,792
                                                                            2007   2.185       2.805       160,252
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2016   3.783       3.834        62,309
                                                                            2015   3.996       3.783        63,681
                                                                            2014   3.551       3.996        65,904
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2016   1.897       2.024        19,196
                                                                            2015   2.014       1.897        27,478
                                                                            2014   2.166       2.014        27,481
                                                                            2013   1.683       2.166        27,484
                                                                            2012   1.321       1.683        47,590
                                                                            2011   1.560       1.321        74,055
                                                                            2010   1.359       1.560       108,223
                                                                            2009   0.888       1.359        84,020
                                                                            2008   1.523       0.888       107,157
                                                                            2007   1.561       1.523       129,634
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2016   1.818       2.099     2,556,463
                                                                            2015   1.965       1.818     2,976,841
                                                                            2014   1.827       1.965     3,367,614
                                                                            2013   1.371       1.827     2,218,344
                                                                            2012   1.175       1.371     2,643,852
                                                                            2011   1.212       1.175     3,379,427
                                                                            2010   1.072       1.212     3,990,123
                                                                            2009   0.859       1.072     4,719,942
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2016   1.304       1.482        71,902
                                                                            2015   1.456       1.304        71,799
                                                                            2014   1.349       1.456        71,822
                                                                            2013   1.052       1.349        98,449
                                                                            2012   0.932       1.052        97,865
                                                                            2011   0.984       0.932        97,399
                                                                            2010   0.796       0.984       102,345
                                                                            2009   0.639       0.796       103,871
                                                                            2008   1.061       0.639       121,221
                                                                            2007   1.072       1.061       116,994
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.924       0.914            --
                                                                            2008   1.256       0.924            --
                                                                            2007   1.200       1.256            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2016   2.581       2.659            --

                           PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   2.673       2.581        28,193
                                                                               2014   2.584       2.673        29,261
                                                                               2013   2.427       2.584        29,033
                                                                               2012   2.179       2.427        30,310
                                                                               2011   2.112       2.179        34,571
                                                                               2010   1.896       2.112        33,350
                                                                               2009   1.405       1.896        33,960
                                                                               2008   1.750       1.405        54,533
                                                                               2007   1.664       1.750       129,035
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)........ 2016   1.575       1.734       108,098
                                                                               2015   1.854       1.575       134,848
                                                                               2014   2.009       1.854       174,950
                                                                               2013   2.144       2.009       388,095
                                                                               2012   1.829       2.144       415,996
                                                                               2011   2.279       1.829       634,626
                                                                               2010   1.867       2.279       710,999
                                                                               2009   1.122       1.867       547,133
                                                                               2008   2.554       1.122       506,692
                                                                               2007   2.027       2.554       817,247
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   1.484       2.467            --
                                                                               2008   3.240       1.484         1,372
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.411       0.390            --
                                                                               2008   0.728       0.411       150,932
                                                                               2007   0.661       0.728       165,854
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.135       1.190            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   1.594       1.699            --
                                                                               2015   1.551       1.594            --
                                                                               2014   1.387       1.551            --
                                                                               2013   1.050       1.387            --
                                                                               2012   0.940       1.050            --
                                                                               2011   0.953       0.940            --
                                                                               2010   0.861       0.953         3,894
                                                                               2009   0.734       0.861        11,085
                                                                               2008   1.189       0.734        11,257
                                                                               2007   1.180       1.189        13,845
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.258       1.625         7,715
                                                                               2015   1.351       1.258         7,675
                                                                               2014   1.350       1.351         8,638
                                                                               2013   1.035       1.350        36,078
                                                                               2012   0.892       1.035        36,034
                                                                               2011   0.996       0.892        52,731
                                                                               2010   0.844       0.996        51,990
                                                                               2009   0.678       0.844        58,144
                                                                               2008   0.982       0.678        58,001
                                                                               2007   1.029       0.982       110,469
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.329       1.297        72,300
                                                                               2015   1.375       1.329        77,248
                                                                               2014   1.502       1.375       151,470
                                                                               2013   1.279       1.502       108,208
                                                                               2012   1.114       1.279       208,163
                                                                               2011   1.268       1.114       305,014
                                                                               2010   1.156       1.268       411,628
                                                                               2009   0.893       1.156       529,624
                                                                               2008   1.575       0.893       697,548
                                                                               2007   1.499       1.575       649,967
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   2.472       2.679            --
                                                                               2012   2.379       2.472        23,081
                                                                               2011   2.548       2.379        42,514
                                                                               2010   2.101       2.548        55,581
                                                                               2009   1.556       2.101       105,434
                                                                               2008   2.461       1.556       107,999
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2016   1.242       1.119            --

                        PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.329       1.242            --
                                                                          2014   1.337       1.329            --
                                                                          2013   0.977       1.337            --
                                                                          2012   0.909       0.977         5,803
                                                                          2011   0.992       0.909         5,803
                                                                          2010   0.763       0.992         5,810
                                                                          2009   0.493       0.763         5,818
                                                                          2008   0.889       0.493         5,826
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2016   1.395       1.376        36,248
                                                                          2015   1.364       1.395        37,112
                                                                          2014   1.357       1.364        42,249
                                                                          2013   1.085       1.357        46,194
                                                                          2012   0.910       1.085        49,903
                                                                          2011   1.009       0.910        54,002
                                                                          2010   0.885       1.009       111,521
                                                                          2009   0.643       0.885       134,490
                                                                          2008   1.099       0.643       600,791
                                                                          2007   1.051       1.099       256,558
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016   1.414       1.463           779
                                                                          2015   1.480       1.414           848
                                                                          2014   1.457       1.480           917
                                                                          2013   1.627       1.457           990
                                                                          2012   1.512       1.627        44,532
                                                                          2011   1.378       1.512        44,629
                                                                          2010   1.297       1.378         1,272
                                                                          2009   1.113       1.297         1,383
                                                                          2008   1.211       1.113         8,830
                                                                          2007   1.144       1.211        13,348
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.790       1.808        41,443
                                                                          2015   1.819       1.790        42,335
                                                                          2014   1.774       1.819        45,206
                                                                          2013   1.838       1.774        49,738
                                                                          2012   1.709       1.838        55,463
                                                                          2011   1.683       1.709        80,672
                                                                          2010   1.581       1.683       112,714
                                                                          2009   1.419       1.581       121,201
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.172       2.185            --
                                                                          2015   2.206       2.172            --
                                                                          2014   2.017       2.206            --
                                                                          2013   1.540       2.017            --
                                                                          2012   1.415       1.540            --
                                                                          2011   1.506       1.415            --
                                                                          2010   1.317       1.506            --
                                                                          2009   1.080       1.317            --
                                                                          2008   1.634       1.080            --
                                                                          2007   1.582       1.634            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   2.275       2.332            --
                                                                          2015   2.342       2.275            --
                                                                          2014   2.276       2.342            --
                                                                          2013   2.277       2.276            --
                                                                          2012   2.073       2.277        31,280
                                                                          2011   2.033       2.073        31,280
                                                                          2010   1.841       2.033        10,554
                                                                          2009   1.406       1.841        10,554
                                                                          2008   1.600       1.406         5,703
                                                                          2007   1.525       1.600            --
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   0.475       0.497            --
                                                                          2012   0.431       0.475        26,989
                                                                          2011   0.533       0.431        26,492
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.417       1.617         6,781
                                                                          2015   1.494       1.417         4,413
                                                                          2014   1.340       1.494         9,658
                                                                          2013   1.018       1.340        35,219
                                                                          2012   0.877       1.018        83,754
                                                                          2011   0.928       0.877       175,053
                                                                          2010   0.806       0.928       177,430
                                                                          2009   0.692       0.806       184,770
                                                                          2008   1.103       0.692       215,657
                                                                          2007   1.078       1.103       243,976

                            PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................. 2016   2.182       2.492       423,023
                                                                                 2015   2.297       2.182       476,136
                                                                                 2014   2.105       2.297       503,379
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).......................... 2016   1.859       1.886        80,241
                                                                                 2015   1.878       1.859        80,210
                                                                                 2014   1.782       1.878        83,007
                                                                                 2013   1.824       1.782        88,550
                                                                                 2012   1.724       1.824       119,225
                                                                                 2011   1.644       1.724       126,326
                                                                                 2010   1.542       1.644       213,400
                                                                                 2009   1.431       1.542       231,798
                                                                                 2008   1.506       1.431       317,659
                                                                                 2007   1.440       1.506       334,230
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 2016   2.101       2.069       138,896
                                                                                 2015   2.009       2.101       218,222
                                                                                 2014   1.874       2.009       201,393
                                                                                 2013   1.419       1.874       232,103
                                                                                 2012   1.261       1.419       322,407
                                                                                 2011   1.407       1.261       416,784
                                                                                 2010   1.193       1.407     1,280,459
                                                                                 2009   0.947       1.193     1,314,819
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   1.144       1.130     1,739,610
                                                                                 2015   1.163       1.144     1,533,881
                                                                                 2014   1.181       1.163     1,981,816
                                                                                 2013   1.200       1.181     2,521,597
                                                                                 2012   1.220       1.200     2,475,631
                                                                                 2011   1.239       1.220     2,321,778
                                                                                 2010   1.259       1.239     2,345,366
                                                                                 2009   1.274       1.259     3,813,323
                                                                                 2008   1.259       1.274     4,633,368
                                                                                 2007   1.218       1.259     4,112,663
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)................... 2009   0.637       0.630            --
                                                                                 2008   1.084       0.637        90,047
                                                                                 2007   1.145       1.084       103,546
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.884       0.922            --
                                                                                 2008   1.628       0.884     1,238,248
                                                                                 2007   1.591       1.628     1,399,766
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.733       1.908            --
                                                                                 2012   1.523       1.733       396,240
                                                                                 2011   1.651       1.523       514,846
                                                                                 2010   1.466       1.651     1,242,268
                                                                                 2009   1.224       1.466     1,325,969
                                                                                 2008   2.039       1.224     1,488,652
                                                                                 2007   1.990       2.039     1,732,804
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   1.633       1.692        18,353
                                                                                 2015   1.615       1.633        18,327
                                                                                 2014   1.477       1.615        20,126
                                                                                 2013   1.132       1.477        22,344
                                                                                 2012   1.037       1.132        52,066
                                                                                 2011   1.088       1.037        72,678
                                                                                 2010   0.960       1.088        71,894
                                                                                 2009   0.654       0.960       147,907
                                                                                 2008   1.224       0.654       195,706
                                                                                 2007   1.033       1.224       233,306
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.711       1.801            --
                                                                                 2015   1.694       1.711            --
                                                                                 2014   1.557       1.694            --
                                                                                 2013   1.312       1.557            --
                                                                                 2012   1.187       1.312            --
                                                                                 2011   1.162       1.187            --
                                                                                 2010   1.077       1.162            --
                                                                                 2009   0.928       1.077            --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.711       1.808        31,457

                             PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   1.698       1.711         3,124
                                                                                   2014   1.560       1.698         3,309
                                                                                   2013   1.185       1.560         3,482
                                                                                   2012   1.067       1.185         3,632
                                                                                   2011   1.130       1.067        15,327
                                                                                   2010   1.025       1.130        20,429
                                                                                   2009   0.789       1.025        21,201
                                                                                   2008   1.279       0.789        22,108
 MSF MetLife Stock Index Subaccount (Class B) (5/09).............................. 2016   1.479       1.621        31,228
                                                                                   2015   1.489       1.479        31,463
                                                                                   2014   1.338       1.489        31,433
                                                                                   2013   1.032       1.338        36,594
                                                                                   2012   0.909       1.032        91,488
                                                                                   2011   0.909       0.909       110,353
                                                                                   2010   0.807       0.909       104,195
                                                                                   2009   0.656       0.807       107,699
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)........................ 2016   2.606       2.795       397,033
                                                                                   2015   2.657       2.606       427,935
                                                                                   2014   2.490       2.657       610,946
                                                                                   2013   2.131       2.490       667,934
                                                                                   2012   1.945       2.131     1,027,124
                                                                                   2011   1.933       1.945     1,311,588
                                                                                   2010   1.788       1.933     1,544,043
                                                                                   2009   1.535       1.788     1,860,187
                                                                                   2008   2.008       1.535     1,976,287
                                                                                   2007   1.958       2.008     2,547,845
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2016   1.983       2.232         7,838
                                                                                   2015   2.018       1.983         8,761
                                                                                   2014   1.850       2.018        20,685
                                                                                   2013   1.385       1.850        23,828
                                                                                   2012   1.207       1.385            --
                                                                                   2011   1.216       1.207            --
                                                                                   2010   1.109       1.216            --
                                                                                   2009   0.932       1.109            --
                                                                                   2008   1.404       0.932        49,214
                                                                                   2007   1.326       1.404       272,232
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2016   3.282       3.833        18,048
                                                                                   2015   3.316       3.282        17,814
                                                                                   2014   3.369       3.316        19,903
                                                                                   2013   2.697       3.369        21,225
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2016   1.911       1.910       289,599
                                                                                   2015   1.758       1.911       349,303
                                                                                   2014   1.641       1.758       456,524
                                                                                   2013   1.202       1.641        17,096
                                                                                   2012   1.029       1.202        19,979
                                                                                   2011   1.060       1.029        21,178
                                                                                   2010   0.922       1.060        37,943
                                                                                   2009   0.655       0.922        32,475
                                                                                   2008   1.148       0.655        62,263
                                                                                   2007   1.069       1.148       120,006
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2016   2.209       2.423        44,826
                                                                                   2015   2.190       2.209        44,865
                                                                                   2014   2.087       2.190        44,903
                                                                                   2013   1.471       2.087        45,328
                                                                                   2012   1.290       1.471        47,604
                                                                                   2011   1.292       1.290        71,137
                                                                                   2010   0.975       1.292        71,291
                                                                                   2009   0.714       0.975        80,910
                                                                                   2008   1.087       0.714        93,260
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.157       1.201            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.214       1.212            --

                        PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.60% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2015   1.225       1.214            --
                                                                         2014   1.209       1.225            --
                                                                         2013   1.235       1.209            --
                                                                         2012   1.213       1.235        46,378
                                                                         2011   1.166       1.213        46,378
                                                                         2010   1.118       1.166         4,523
                                                                         2009   1.087       1.118         4,523
                                                                         2008   1.107       1.087         8,178
                                                                         2007   1.077       1.107            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)......... 2007   1.117       1.139            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.369       1.415            --
                                                                         2008   1.328       1.369       206,234
                                                                         2007   1.241       1.328       260,446
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)................ 2008   0.961       0.891            --
                                                                         2007   0.885       0.961         8,919
 Putnam VT International Equity Subaccount (Class IB) (5/01)............ 2007   1.392       1.507            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................. 2007   1.945       2.077            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........... 2014   1.581       1.701            --
                                                                         2013   1.353       1.581            --
                                                                         2012   1.242       1.353            --
                                                                         2011   1.262       1.242            --
                                                                         2010   1.144       1.262            --
                                                                         2009   0.946       1.144            --
                                                                         2008   1.285       0.946            --
                                                                         2007   1.178       1.285            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (12/00).................... 2009   0.857       0.831            --
                                                                         2008   1.356       0.857     5,627,060
                                                                         2007   1.411       1.356     7,207,352
 Van Kampen LIT Enterprise Subaccount (Class II) (5/98)................. 2009   0.472       0.484            --
                                                                         2008   0.842       0.472       591,474
                                                                         2007   0.761       0.842     1,008,408





                          PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.65%
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)............... 2007   1.080       1.156    --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/03)........ 2016   2.035       2.014    --
                                                                  2015   1.935       2.035    --
                                                                  2014   1.923       1.935    --
                                                                  2013   1.513       1.923    --
                                                                  2012   1.255       1.513    --
                                                                  2011   1.401       1.255    --
                                                                  2010   1.274       1.401    --
                                                                  2009   0.910       1.274    --
                                                                  2008   1.502       0.910    --
                                                                  2007   1.330       1.502    --
 American Funds Growth Subaccount (Class 2) (5/03)............... 2016   1.904       2.050    --

                               PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2015   1.811       1.904    --
                                                                                       2014   1.697       1.811    --
                                                                                       2013   1.326       1.697    --
                                                                                       2012   1.144       1.326    --
                                                                                       2011   1.215       1.144    --
                                                                                       2010   1.040       1.215    --
                                                                                       2009   0.759       1.040    --
                                                                                       2008   1.377       0.759    --
                                                                                       2007   1.246       1.377    --
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................. 2016   1.683       1.847    --
                                                                                       2015   1.687       1.683    --
                                                                                       2014   1.550       1.687    --
                                                                                       2013   1.180       1.550    --
                                                                                       2012   1.022       1.180    --
                                                                                       2011   1.058       1.022    --
                                                                                       2010   0.965       1.058    --
                                                                                       2009   0.748       0.965    --
                                                                                       2008   1.223       0.748    --
                                                                                       2007   1.184       1.223    --
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/98)............................... 2007   1.597       1.673    --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (4/98).......................... 2008   1.221       1.169    --
                                                                                       2007   1.159       1.221    --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/98).................... 2008   0.949       0.896    --
                                                                                       2007   1.085       0.949    --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................. 2016   1.895       2.008    --
                                                                                       2015   1.919       1.895    --
                                                                                       2014   1.747       1.919    --
                                                                                       2013   1.356       1.747    --
                                                                                       2012   1.187       1.356    --
                                                                                       2011   1.242       1.187    --
                                                                                       2010   1.079       1.242    --
                                                                                       2009   0.810       1.079    --
                                                                                       2008   1.437       0.810    --
                                                                                       2007   1.246       1.437    --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (12/00)....... 2016   2.103       2.124    --
                                                                                       2015   2.116       2.103    --
                                                                                       2014   1.944       2.116    --
                                                                                       2013   1.430       1.944    --
                                                                                       2012   1.189       1.430    --
                                                                                       2011   1.243       1.189    --
                                                                                       2010   1.071       1.243    --
                                                                                       2009   0.802       1.071    --
                                                                                       2008   1.390       0.802    --
                                                                                       2007   1.324       1.390    --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)............................ 2016   1.975       2.174    --
                                                                                       2015   2.041       1.975    --
                                                                                       2014   1.957       2.041    --
                                                                                       2013   1.464       1.957    --
                                                                                       2012   1.300       1.464    --
                                                                                       2011   1.482       1.300    --
                                                                                       2010   1.172       1.482    --
                                                                                       2009   0.852       1.172    --
                                                                                       2008   1.435       0.852    --
                                                                                       2007   1.265       1.435    --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).................. 2008   1.938       1.762    --
                                                                                       2007   1.530       1.938    --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)............................. 2016   1.224       1.291    --

                            PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2015   1.331       1.224    --
                                                                                  2014   1.523       1.331    --
                                                                                  2013   1.259       1.523    --
                                                                                  2012   1.083       1.259    --
                                                                                  2011   1.232       1.083    --
                                                                                  2010   1.155       1.232    --
                                                                                  2009   0.857       1.155    --
                                                                                  2008   1.461       0.857    --
                                                                                  2007   1.287       1.461    --
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.227       1.244    --
                                                                                  2009   0.993       1.227    --
                                                                                  2008   1.422       0.993    --
                                                                                  2007   1.188       1.422    --
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2008   1.304       1.229    --
                                                                                  2007   1.213       1.304    --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   1.491       1.595    --
                                                                                  2010   1.218       1.491    --
                                                                                  2009   0.789       1.218    --
                                                                                  2008   1.432       0.789    --
                                                                                  2007   1.197       1.432    --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2016   2.222       2.212    --
                                                                                  2015   2.299       2.222    --
                                                                                  2014   1.941       2.299    --
                                                                                  2013   1.335       1.941    --
                                                                                  2012   1.144       1.335    --
                                                                                  2011   1.134       1.144    --
                                                                                  2010   0.923       1.134    --
                                                                                  2009   0.697       0.923    --
                                                                                  2008   1.189       0.697    --
                                                                                  2007   1.234       1.189    --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.476       1.483    --
                                                                                  2013   1.135       1.476    --
                                                                                  2012   1.004       1.135    --
                                                                                  2011   1.088       1.004    --
                                                                                  2010   0.949       1.088    --
                                                                                  2009   0.745       0.949    --
                                                                                  2008   1.195       0.745    --
                                                                                  2007   1.248       1.195    --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2016   1.822       1.967    --
                                                                                  2015   1.823       1.822    --
                                                                                  2014   1.670       1.823    --
                                                                                  2013   1.306       1.670    --
                                                                                  2012   1.145       1.306    --
                                                                                  2011   1.135       1.145    --
                                                                                  2010   1.024       1.135    --
                                                                                  2009   0.853       1.024    --
                                                                                  2008   1.226       0.853    --
                                                                                  2007   1.185       1.226    --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2016   2.002       2.115    --
                                                                                  2015   1.854       2.002    --
                                                                                  2014   1.654       1.854    --
                                                                                  2013   1.219       1.654    --
                                                                                  2012   1.030       1.219    --
                                                                                  2011   1.054       1.030    --
                                                                                  2010   0.976       1.054    --
                                                                                  2009   0.697       0.976    --
                                                                                  2008   1.130       0.697    --
                                                                                  2007   1.129       1.130    --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)......... 2016   1.687       1.875    --

                            PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.765       1.687    --
                                                                                 2014   1.607       1.765    --
                                                                                 2013   1.234       1.607    --
                                                                                 2012   1.077       1.234    --
                                                                                 2011   1.043       1.077    --
                                                                                 2010   0.969       1.043    --
                                                                                 2009   0.791       0.969    --
                                                                                 2008   1.249       0.791    --
                                                                                 2007   1.222       1.249    --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00)....... 2016   2.133       2.220    --
                                                                                 2015   2.268       2.133    --
                                                                                 2014   2.215       2.268    --
                                                                                 2013   1.531       2.215    --
                                                                                 2012   1.304       1.531    --
                                                                                 2011   1.307       1.304    --
                                                                                 2010   1.062       1.307    --
                                                                                 2009   0.756       1.062    --
                                                                                 2008   1.296       0.756    --
                                                                                 2007   1.198       1.296    --
 LMPVET Equity Index Subaccount (Class II) (5/99)............................... 2009   0.741       0.721    --
                                                                                 2008   1.205       0.741    --
                                                                                 2007   1.168       1.205    --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 2011   0.988       0.976    --
                                                                                 2010   0.920       0.988    --
                                                                                 2009   0.796       0.920    --
                                                                                 2008   1.027       0.796    --
                                                                                 2007   1.030       1.027    --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98)..................................... 2007   1.207       1.266    --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................ 2007   1.087       1.132    --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02).......................... 2007   1.196       1.238    --
 LMPVPII Growth and Income Subaccount (Class I) (5/02).......................... 2007   1.141       1.192    --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)..................... 2007   1.187       1.233    --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)......................... 2007   1.191       1.312    --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................... 2008   1.191       1.148    --
                                                                                 2007   1.142       1.191    --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *........................ 2016   1.640       1.845    --
                                                                                 2015   1.730       1.640    --
                                                                                 2014   1.699       1.730    --
                                                                                 2013   1.572       1.699    --
                                                                                 2012   1.367       1.572    --
                                                                                 2011   1.354       1.367    --
                                                                                 2010   1.185       1.354    --
                                                                                 2009   0.817       1.185    --
                                                                                 2008   1.095       0.817    --
                                                                                 2007   1.083       1.095    --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................... 2016   1.146       1.141    --
                                                                                 2015   1.180       1.146    --
                                                                                 2014   1.055       1.180    --
                                                                                 2013   1.034       1.055    --
                                                                                 2012   0.832       1.034    --
                                                                                 2011   0.893       0.832    --
                                                                                 2010   0.781       0.893    --
                                                                                 2009   0.588       0.781    --
                                                                                 2008   1.022       0.588    --
                                                                                 2007   1.220       1.022    --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06).............. 2014   1.854       1.930    --

                          PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.460       1.854    --
                                                                              2012   1.208       1.460    --
                                                                              2011   1.325       1.208    --
                                                                              2010   1.228       1.325    --
                                                                              2009   0.872       1.228    --
                                                                              2008   1.525       0.872    --
                                                                              2007   1.188       1.525    --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2016   2.048       2.075    --
                                                                              2015   2.165       2.048    --
                                                                              2014   1.925       2.165    --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2016   1.643       1.752    --
                                                                              2015   1.745       1.643    --
                                                                              2014   1.878       1.745    --
                                                                              2013   1.459       1.878    --
                                                                              2012   1.146       1.459    --
                                                                              2011   1.355       1.146    --
                                                                              2010   1.180       1.355    --
                                                                              2009   0.772       1.180    --
                                                                              2008   1.324       0.772    --
                                                                              2007   1.357       1.324    --
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................... 2016   1.514       1.747    --
                                                                              2015   1.637       1.514    --
                                                                              2014   1.522       1.637    --
                                                                              2013   1.143       1.522    --
                                                                              2012   0.981       1.143    --
                                                                              2011   1.012       0.981    --
                                                                              2010   0.895       1.012    --
                                                                              2009   0.718       0.895    --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.298       1.474    --
                                                                              2015   1.450       1.298    --
                                                                              2014   1.344       1.450    --
                                                                              2013   1.049       1.344    --
                                                                              2012   0.930       1.049    --
                                                                              2011   0.981       0.930    --
                                                                              2010   0.795       0.981    --
                                                                              2009   0.639       0.795    --
                                                                              2008   1.060       0.639    --
                                                                              2007   1.072       1.060    --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.857       0.848    --
                                                                              2008   1.166       0.857    --
                                                                              2007   1.114       1.166    --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   1.727       1.779    --
                                                                              2015   1.790       1.727    --
                                                                              2014   1.731       1.790    --
                                                                              2013   1.627       1.731    --
                                                                              2012   1.461       1.627    --
                                                                              2011   1.417       1.461    --
                                                                              2010   1.273       1.417    --
                                                                              2009   0.944       1.273    --
                                                                              2008   1.176       0.944    --
                                                                              2007   1.119       1.176    --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016   1.286       1.414    --
                                                                              2015   1.514       1.286    --
                                                                              2014   1.642       1.514    --
                                                                              2013   1.753       1.642    --
                                                                              2012   1.496       1.753    --
                                                                              2011   1.865       1.496    --
                                                                              2010   1.529       1.865    --
                                                                              2009   0.919       1.529    --
                                                                              2008   2.094       0.919    --
                                                                              2007   1.662       2.094    --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2009   0.808       1.343    --
                                                                              2008   1.765       0.808    --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.708       0.673    --
                                                                              2008   1.256       0.708    --
                                                                              2007   1.141       1.256    --
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.230       1.290    --

                           PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   1.720       1.833    --
                                                                               2015   1.674       1.720    --
                                                                               2014   1.498       1.674    --
                                                                               2013   1.135       1.498    --
                                                                               2012   1.017       1.135    --
                                                                               2011   1.032       1.017    --
                                                                               2010   0.932       1.032    --
                                                                               2009   0.795       0.932    --
                                                                               2008   1.288       0.795    --
                                                                               2007   1.279       1.288    --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.252       1.616    --
                                                                               2015   1.345       1.252    --
                                                                               2014   1.345       1.345    --
                                                                               2013   1.032       1.345    --
                                                                               2012   0.889       1.032    --
                                                                               2011   0.993       0.889    --
                                                                               2010   0.842       0.993    --
                                                                               2009   0.677       0.842    --
                                                                               2008   0.981       0.677    --
                                                                               2007   1.028       0.981    --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.315       1.282    --
                                                                               2015   1.361       1.315    --
                                                                               2014   1.487       1.361    --
                                                                               2013   1.268       1.487    --
                                                                               2012   1.104       1.268    --
                                                                               2011   1.258       1.104    --
                                                                               2010   1.148       1.258    --
                                                                               2009   0.887       1.148    --
                                                                               2008   1.564       0.887    --
                                                                               2007   1.490       1.564    --
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.148       1.244    --
                                                                               2012   1.106       1.148    --
                                                                               2011   1.185       1.106    --
                                                                               2010   0.977       1.185    --
                                                                               2009   0.724       0.977    --
                                                                               2008   1.146       0.724    --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2016   1.637       1.474    --
                                                                               2015   1.752       1.637    --
                                                                               2014   1.763       1.752    --
                                                                               2013   1.290       1.763    --
                                                                               2012   1.200       1.290    --
                                                                               2011   1.310       1.200    --
                                                                               2010   1.009       1.310    --
                                                                               2009   0.652       1.009    --
                                                                               2008   1.175       0.652    --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   0.655       0.655    --
                                                                               2015   0.655       0.655    --
                                                                               2014   0.655       0.655    --
                                                                               2013   0.655       0.655    --
                                                                               2012   0.655       0.655    --
                                                                               2011   0.655       0.655    --
                                                                               2010   0.655       0.655    --
                                                                               2009   0.642       0.655    --
                                                                               2008   1.098       0.642    --
                                                                               2007   1.051       1.098    --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.242       1.285    --
                                                                               2015   1.300       1.242    --
                                                                               2014   1.281       1.300    --
                                                                               2013   1.431       1.281    --
                                                                               2012   1.331       1.431    --
                                                                               2011   1.214       1.331    --
                                                                               2010   1.142       1.214    --
                                                                               2009   0.981       1.142    --
                                                                               2008   1.068       0.981    --
                                                                               2007   1.009       1.068    --
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2016   1.472       1.486    --

                        PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.496       1.472    --
                                                                          2014   1.460       1.496    --
                                                                          2013   1.513       1.460    --
                                                                          2012   1.408       1.513    --
                                                                          2011   1.387       1.408    --
                                                                          2010   1.304       1.387    --
                                                                          2009   1.171       1.304    --
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.636       1.645    --
                                                                          2015   1.662       1.636    --
                                                                          2014   1.520       1.662    --
                                                                          2013   1.161       1.520    --
                                                                          2012   1.068       1.161    --
                                                                          2011   1.137       1.068    --
                                                                          2010   0.995       1.137    --
                                                                          2009   0.816       0.995    --
                                                                          2008   1.235       0.816    --
                                                                          2007   1.196       1.235    --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.570       1.609    --
                                                                          2015   1.617       1.570    --
                                                                          2014   1.572       1.617    --
                                                                          2013   1.574       1.572    --
                                                                          2012   1.434       1.574    --
                                                                          2011   1.406       1.434    --
                                                                          2010   1.275       1.406    --
                                                                          2009   0.974       1.275    --
                                                                          2008   1.109       0.974    --
                                                                          2007   1.057       1.109    --
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.416       1.479    --
                                                                          2012   1.284       1.416    --
                                                                          2011   1.589       1.284    --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.410       1.609    --
                                                                          2015   1.487       1.410    --
                                                                          2014   1.335       1.487    --
                                                                          2013   1.014       1.335    --
                                                                          2012   0.874       1.014    --
                                                                          2011   0.926       0.874    --
                                                                          2010   0.804       0.926    --
                                                                          2009   0.691       0.804    --
                                                                          2008   1.102       0.691    --
                                                                          2007   1.077       1.102    --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.538       1.756    --
                                                                          2015   1.620       1.538    --
                                                                          2014   1.485       1.620    --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2016   1.315       1.334    --
                                                                          2015   1.329       1.315    --
                                                                          2014   1.262       1.329    --
                                                                          2013   1.293       1.262    --
                                                                          2012   1.222       1.293    --
                                                                          2011   1.166       1.222    --
                                                                          2010   1.094       1.166    --
                                                                          2009   1.016       1.094    --
                                                                          2008   1.070       1.016    --
                                                                          2007   1.023       1.070    --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.482       1.459    --
                                                                          2015   1.418       1.482    --
                                                                          2014   1.323       1.418    --
                                                                          2013   1.002       1.323    --
                                                                          2012   0.891       1.002    --
                                                                          2011   0.995       0.891    --
                                                                          2010   0.844       0.995    --
                                                                          2009   0.671       0.844    --
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)......... 2016   0.976       0.963    --

                            PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   0.992       0.976    --
                                                                                 2014   1.008       0.992    --
                                                                                 2013   1.025       1.008    --
                                                                                 2012   1.042       1.025    --
                                                                                 2011   1.060       1.042    --
                                                                                 2010   1.077       1.060    --
                                                                                 2009   1.090       1.077    --
                                                                                 2008   1.078       1.090    --
                                                                                 2007   1.043       1.078    --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)................... 2009   0.637       0.629    --
                                                                                 2008   1.083       0.637    --
                                                                                 2007   1.144       1.083    --
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.626       0.653    --
                                                                                 2008   1.153       0.626    --
                                                                                 2007   1.127       1.153    --
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   0.967       1.064    --
                                                                                 2012   0.850       0.967    --
                                                                                 2011   0.922       0.850    --
                                                                                 2010   0.819       0.922    --
                                                                                 2009   0.684       0.819    --
                                                                                 2008   1.140       0.684    --
                                                                                 2007   1.113       1.140    --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   1.707       1.768    --
                                                                                 2015   1.688       1.707    --
                                                                                 2014   1.546       1.688    --
                                                                                 2013   1.185       1.546    --
                                                                                 2012   1.086       1.185    --
                                                                                 2011   1.140       1.086    --
                                                                                 2010   1.006       1.140    --
                                                                                 2009   0.686       1.006    --
                                                                                 2008   1.285       0.686    --
                                                                                 2007   1.085       1.285    --
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.581       1.664    --
                                                                                 2015   1.567       1.581    --
                                                                                 2014   1.441       1.567    --
                                                                                 2013   1.215       1.441    --
                                                                                 2012   1.099       1.215    --
                                                                                 2011   1.077       1.099    --
                                                                                 2010   0.998       1.077    --
                                                                                 2009   0.861       0.998    --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.552       1.639    --
                                                                                 2015   1.541       1.552    --
                                                                                 2014   1.416       1.541    --
                                                                                 2013   1.077       1.416    --
                                                                                 2012   0.970       1.077    --
                                                                                 2011   1.028       0.970    --
                                                                                 2010   0.933       1.028    --
                                                                                 2009   0.719       0.933    --
                                                                                 2008   1.164       0.719    --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................ 2016   1.676       1.837    --
                                                                                 2015   1.689       1.676    --
                                                                                 2014   1.518       1.689    --
                                                                                 2013   1.172       1.518    --
                                                                                 2012   1.032       1.172    --
                                                                                 2011   1.033       1.032    --
                                                                                 2010   0.917       1.033    --
                                                                                 2009   0.746       0.917    --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)...................... 2016   1.481       1.587    --
                                                                                 2015   1.511       1.481    --
                                                                                 2014   1.417       1.511    --
                                                                                 2013   1.213       1.417    --
                                                                                 2012   1.107       1.213    --
                                                                                 2011   1.101       1.107    --
                                                                                 2010   1.019       1.101    --
                                                                                 2009   0.875       1.019    --
                                                                                 2008   1.145       0.875    --
                                                                                 2007   1.118       1.145    --

                             PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2016   1.848       2.079    --
                                                                                   2015   1.882       1.848    --
                                                                                   2014   1.726       1.882    --
                                                                                   2013   1.293       1.726    --
                                                                                   2012   1.127       1.293    --
                                                                                   2011   1.136       1.127    --
                                                                                   2010   1.036       1.136    --
                                                                                   2009   0.872       1.036    --
                                                                                   2008   1.314       0.872    --
                                                                                   2007   1.241       1.314    --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2016   1.522       1.777    --
                                                                                   2015   1.539       1.522    --
                                                                                   2014   1.564       1.539    --
                                                                                   2013   1.253       1.564    --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2016   1.902       1.900    --
                                                                                   2015   1.750       1.902    --
                                                                                   2014   1.635       1.750    --
                                                                                   2013   1.198       1.635    --
                                                                                   2012   1.026       1.198    --
                                                                                   2011   1.057       1.026    --
                                                                                   2010   0.921       1.057    --
                                                                                   2009   0.654       0.921    --
                                                                                   2008   1.147       0.654    --
                                                                                   2007   1.068       1.147    --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2016   1.818       1.993    --
                                                                                   2015   1.804       1.818    --
                                                                                   2014   1.719       1.804    --
                                                                                   2013   1.212       1.719    --
                                                                                   2012   1.064       1.212    --
                                                                                   2011   1.066       1.064    --
                                                                                   2010   0.805       1.066    --
                                                                                   2009   0.590       0.805    --
                                                                                   2008   0.898       0.590    --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.077       1.117    --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.122       1.120    --
                                                                                   2015   1.133       1.122    --
                                                                                   2014   1.118       1.133    --
                                                                                   2013   1.143       1.118    --
                                                                                   2012   1.123       1.143    --
                                                                                   2011   1.080       1.123    --
                                                                                   2010   1.037       1.080    --
                                                                                   2009   1.009       1.037    --
                                                                                   2008   1.027       1.009    --
                                                                                   2007   1.000       1.027    --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   0.985       1.005    --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.130       1.167    --
                                                                                   2008   1.096       1.130    --
                                                                                   2007   1.025       1.096    --
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   1.271       1.179    --
                                                                                   2007   1.171       1.271    --
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.384       1.498    --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   1.222       1.304    --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)..................... 2014   1.486       1.598    --
                                                                                   2013   1.273       1.486    --
                                                                                   2012   1.169       1.273    --
                                                                                   2011   1.189       1.169    --
                                                                                   2010   1.077       1.189    --
                                                                                   2009   0.892       1.077    --
                                                                                   2008   1.212       0.892    --
                                                                                   2007   1.111       1.212    --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (12/00).............................. 2009   0.716       0.694    --

                   PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.65% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
                                                                2008   1.134       0.716    --
                                                                2007   1.180       1.134    --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/98)........ 2009   0.700       0.718    --
                                                                2008   1.251       0.700    --
                                                                2007   1.131       1.251    --





                                PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.80%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).......................... 2007   1.078       1.154            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/03)................... 2016   2.882       2.849        31,599
                                                                             2015   2.744       2.882        31,599
                                                                             2014   2.731       2.744        25,380
                                                                             2013   2.153       2.731        32,744
                                                                             2012   1.788       2.153        24,675
                                                                             2011   1.998       1.788        42,981
                                                                             2010   1.821       1.998        46,492
                                                                             2009   1.303       1.821        35,619
                                                                             2008   2.153       1.303        67,373
                                                                             2007   1.909       2.153        56,238
 American Funds Growth Subaccount (Class 2) (5/03).......................... 2016   2.562       2.755        82,651
                                                                             2015   2.441       2.562        86,278
                                                                             2014   2.290       2.441        89,621
                                                                             2013   1.792       2.290        99,370
                                                                             2012   1.548       1.792        89,419
                                                                             2011   1.647       1.548       148,940
                                                                             2010   1.413       1.647       159,861
                                                                             2009   1.032       1.413       183,731
                                                                             2008   1.875       1.032       193,063
                                                                             2007   1.699       1.875       177,897
 American Funds Growth-Income Subaccount (Class 2) (5/03)................... 2016   2.236       2.449       161,134
                                                                             2015   2.244       2.236       209,115
                                                                             2014   2.065       2.244       226,602
                                                                             2013   1.575       2.065       236,847
                                                                             2012   1.365       1.575       224,786
                                                                             2011   1.415       1.365       338,202
                                                                             2010   1.293       1.415       382,714
                                                                             2009   1.003       1.293       461,096
                                                                             2008   1.644       1.003       478,947
                                                                             2007   1.594       1.644       465,352
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/98)..................... 2007   2.905       3.042            --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (4/98)................ 2008   1.587       1.518            --
                                                                             2007   1.508       1.587       126,349
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/98).......... 2008   1.368       1.291            --
                                                                             2007   1.566       1.368       178,921
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)....... 2016   2.801       2.964        94,068
                                                                             2015   2.840       2.801       101,460
                                                                             2014   2.590       2.840       109,893
                                                                             2013   2.013       2.590       106,506
                                                                             2012   1.765       2.013       131,159
                                                                             2011   1.849       1.765       173,159
                                                                             2010   1.610       1.849       209,739
                                                                             2009   1.210       1.610       309,428
                                                                             2008   2.150       1.210       290,107
                                                                             2007   1.866       2.150       435,022

                               PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (12/00)....... 2016   2.586       2.607            --
                                                                                       2015   2.606       2.586            --
                                                                                       2014   2.398       2.606            --
                                                                                       2013   1.766       2.398            --
                                                                                       2012   1.471       1.766        44,083
                                                                                       2011   1.540       1.471        49,572
                                                                                       2010   1.329       1.540        54,953
                                                                                       2009   0.997       1.329        84,135
                                                                                       2008   1.730       0.997        99,824
                                                                                       2007   1.650       1.730       106,422
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)............................ 2016   3.415       3.754        39,035
                                                                                       2015   3.535       3.415        42,185
                                                                                       2014   3.394       3.535        37,773
                                                                                       2013   2.543       3.394        42,807
                                                                                       2012   2.261       2.543        39,577
                                                                                       2011   2.582       2.261        81,228
                                                                                       2010   2.045       2.582       142,319
                                                                                       2009   1.490       2.045       212,614
                                                                                       2008   2.511       1.490       196,948
                                                                                       2007   2.217       2.511       218,937
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).................. 2008   3.523       3.203            --
                                                                                       2007   2.785       3.523       110,686
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)............................. 2016   1.392       1.465        62,421
                                                                                       2015   1.516       1.392        63,960
                                                                                       2014   1.737       1.516        76,347
                                                                                       2013   1.438       1.737        39,204
                                                                                       2012   1.238       1.438        32,452
                                                                                       2011   1.411       1.238        52,335
                                                                                       2010   1.325       1.411        49,551
                                                                                       2009   0.985       1.325        49,131
                                                                                       2008   1.681       0.985        38,555
                                                                                       2007   1.483       1.681        64,981
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00).................. 2010   1.685       1.708            --
                                                                                       2009   1.366       1.685        13,179
                                                                                       2008   1.959       1.366        14,608
                                                                                       2007   1.639       1.959        14,394
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)....................... 2008   1.706       1.606            --
                                                                                       2007   1.588       1.706        39,885
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)..................... 2011   2.090       2.236            --
                                                                                       2010   1.711       2.090        13,497
                                                                                       2009   1.110       1.711        56,526
                                                                                       2008   2.017       1.110        34,630
                                                                                       2007   1.688       2.017        34,273
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)............ 2016   3.143       3.124         3,280
                                                                                       2015   3.257       3.143         3,280
                                                                                       2014   2.754       3.257         3,280
                                                                                       2013   1.897       2.754         3,280
                                                                                       2012   1.627       1.897            --
                                                                                       2011   1.617       1.627            --
                                                                                       2010   1.317       1.617            --
                                                                                       2009   0.996       1.317            --
                                                                                       2008   1.703       0.996        10,392
                                                                                       2007   1.768       1.703         9,929
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)................ 2014   2.178       2.188            --
                                                                                       2013   1.678       2.178        16,759
                                                                                       2012   1.486       1.678        36,426
                                                                                       2011   1.613       1.486        39,086
                                                                                       2010   1.408       1.613        41,745
                                                                                       2009   1.108       1.408        51,197
                                                                                       2008   1.779       1.108        52,501
                                                                                       2007   1.860       1.779        59,702
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)................. 2016   2.435       2.626        26,328

                            PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   2.441       2.435        34,762
                                                                                 2014   2.239       2.441        35,799
                                                                                 2013   1.753       2.239        43,711
                                                                                 2012   1.540       1.753        43,325
                                                                                 2011   1.528       1.540        65,430
                                                                                 2010   1.381       1.528        63,498
                                                                                 2009   1.152       1.381        60,649
                                                                                 2008   1.659       1.152        58,051
                                                                                 2007   1.605       1.659        62,331
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2016   2.771       2.923        13,065
                                                                                 2015   2.570       2.771        18,087
                                                                                 2014   2.295       2.570        20,544
                                                                                 2013   1.695       2.295        21,535
                                                                                 2012   1.434       1.695        24,082
                                                                                 2011   1.470       1.434        25,834
                                                                                 2010   1.363       1.470        27,406
                                                                                 2009   0.974       1.363        28,829
                                                                                 2008   1.582       0.974        14,978
                                                                                 2007   1.582       1.582        24,352
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)........ 2016   2.414       2.679        37,606
                                                                                 2015   2.530       2.414        56,591
                                                                                 2014   2.306       2.530        57,773
                                                                                 2013   1.774       2.306        77,174
                                                                                 2012   1.550       1.774        87,673
                                                                                 2011   1.504       1.550       101,287
                                                                                 2010   1.399       1.504       231,333
                                                                                 2009   1.144       1.399       247,839
                                                                                 2008   1.809       1.144       251,461
                                                                                 2007   1.773       1.809       264,594
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00)....... 2016   3.524       3.662        25,984
                                                                                 2015   3.753       3.524        29,116
                                                                                 2014   3.671       3.753        33,172
                                                                                 2013   2.542       3.671        35,906
                                                                                 2012   2.167       2.542        50,734
                                                                                 2011   2.176       2.167        61,047
                                                                                 2010   1.770       2.176        75,862
                                                                                 2009   1.262       1.770        84,656
                                                                                 2008   2.168       1.262        90,983
                                                                                 2007   2.006       2.168        97,884
 LMPVET Equity Index Subaccount (Class II) (5/99)............................... 2009   1.029       1.001            --
                                                                                 2008   1.676       1.029       309,739
                                                                                 2007   1.627       1.676       311,467
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 2011   0.972       0.959            --
                                                                                 2010   0.906       0.972            --
                                                                                 2009   0.786       0.906            --
                                                                                 2008   1.015       0.786        57,902
                                                                                 2007   1.020       1.015        61,909
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98)..................................... 2007   1.774       1.860            --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................ 2007   1.503       1.564            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02).......................... 2007   1.763       1.824            --
 LMPVPII Growth and Income Subaccount (Class I) (5/02).......................... 2007   1.578       1.647            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)..................... 2007   1.604       1.666            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)......................... 2007   1.793       1.975            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................... 2008   1.872       1.804            --
                                                                                 2007   1.798       1.872       158,296
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *........................ 2016   2.095       2.354        20,328

                         PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2015   2.213       2.095        53,469
                                                                            2014   2.177       2.213        55,766
                                                                            2013   2.017       2.177        33,015
                                                                            2012   1.757       2.017        49,636
                                                                            2011   1.743       1.757        72,962
                                                                            2010   1.527       1.743       101,296
                                                                            2009   1.055       1.527       117,339
                                                                            2008   1.415       1.055       131,563
                                                                            2007   1.402       1.415       122,340
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............... 2016   1.130       1.122       106,698
                                                                            2015   1.165       1.130       120,530
                                                                            2014   1.043       1.165       130,238
                                                                            2013   1.024       1.043       132,845
                                                                            2012   0.825       1.024       125,799
                                                                            2011   0.887       0.825       105,572
                                                                            2010   0.777       0.887       148,372
                                                                            2009   0.585       0.777       218,052
                                                                            2008   1.020       0.585       232,187
                                                                            2007   1.218       1.020       230,563
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2014   2.706       2.817            --
                                                                            2013   2.134       2.706        63,240
                                                                            2012   1.769       2.134        90,304
                                                                            2011   1.944       1.769       103,906
                                                                            2010   1.804       1.944       113,607
                                                                            2009   1.283       1.804       189,257
                                                                            2008   2.246       1.283       177,440
                                                                            2007   1.753       2.246       162,232
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2016   2.981       3.015        49,007
                                                                            2015   3.156       2.981        55,040
                                                                            2014   2.808       3.156        78,681
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2016   2.440       2.598        29,807
                                                                            2015   2.596       2.440        32,029
                                                                            2014   2.798       2.596        39,322
                                                                            2013   2.178       2.798        63,551
                                                                            2012   1.713       2.178        59,782
                                                                            2011   2.027       1.713        57,534
                                                                            2010   1.769       2.027        82,746
                                                                            2009   1.159       1.769        95,151
                                                                            2008   1.990       1.159        59,142
                                                                            2007   2.044       1.990        71,361
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2016   2.268       2.613        31,519
                                                                            2015   2.456       2.268        32,466
                                                                            2014   2.288       2.456        33,059
                                                                            2013   1.720       2.288        35,667
                                                                            2012   1.478       1.720        61,823
                                                                            2011   1.527       1.478        63,341
                                                                            2010   1.353       1.527        63,024
                                                                            2009   1.086       1.353        79,768
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2016   1.279       1.451        21,031
                                                                            2015   1.431       1.279        24,326
                                                                            2014   1.329       1.431        24,600
                                                                            2013   1.038       1.329        31,730
                                                                            2012   0.922       1.038        30,636
                                                                            2011   0.974       0.922        32,309
                                                                            2010   0.790       0.974        33,500
                                                                            2009   0.636       0.790        37,784
                                                                            2008   1.058       0.636       104,757
                                                                            2007   1.071       1.058       166,823
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.915       0.905            --
                                                                            2008   1.247       0.915            --
                                                                            2007   1.194       1.247            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2016   2.143       2.207            --

                           PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   2.224       2.143        24,714
                                                                               2014   2.154       2.224        24,910
                                                                               2013   2.027       2.154        26,064
                                                                               2012   1.824       2.027        29,938
                                                                               2011   1.771       1.824        29,941
                                                                               2010   1.594       1.771        29,944
                                                                               2009   1.183       1.594        39,123
                                                                               2008   1.476       1.183        42,745
                                                                               2007   1.407       1.476        82,103
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)........ 2016   2.308       2.535         7,353
                                                                               2015   2.722       2.308         7,383
                                                                               2014   2.955       2.722         6,873
                                                                               2013   3.161       2.955         5,729
                                                                               2012   2.702       3.161         9,938
                                                                               2011   3.373       2.702        18,469
                                                                               2010   2.769       3.373        26,046
                                                                               2009   1.667       2.769        50,196
                                                                               2008   3.804       1.667         6,678
                                                                               2007   3.023       3.804         6,283
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   1.467       2.435            --
                                                                               2008   3.207       1.467        41,320
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.946       0.899            --
                                                                               2008   1.680       0.946        68,746
                                                                               2007   1.528       1.680        68,409
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.744       1.827            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   2.405       2.558        19,319
                                                                               2015   2.345       2.405        19,474
                                                                               2014   2.101       2.345        19,474
                                                                               2013   1.594       2.101        19,474
                                                                               2012   1.430       1.594        21,054
                                                                               2011   1.453       1.430        21,057
                                                                               2010   1.314       1.453        22,725
                                                                               2009   1.123       1.314        10,325
                                                                               2008   1.823       1.123        14,706
                                                                               2007   1.812       1.823        15,238
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.234       1.590       108,900
                                                                               2015   1.328       1.234       111,110
                                                                               2014   1.329       1.328       114,680
                                                                               2013   1.022       1.329       100,642
                                                                               2012   0.882       1.022       142,158
                                                                               2011   0.986       0.882       165,738
                                                                               2010   0.838       0.986       175,155
                                                                               2009   0.674       0.838       202,370
                                                                               2008   0.979       0.674       272,712
                                                                               2007   1.027       0.979       209,377
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.973       1.921         4,518
                                                                               2015   2.045       1.973         4,973
                                                                               2014   2.238       2.045         5,068
                                                                               2013   1.911       2.238         5,679
                                                                               2012   1.667       1.911        30,395
                                                                               2011   1.901       1.667        32,353
                                                                               2010   1.737       1.901        34,272
                                                                               2009   1.345       1.737        44,201
                                                                               2008   2.375       1.345        72,722
                                                                               2007   2.265       2.375        63,293
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.791       1.940            --
                                                                               2012   1.727       1.791        67,197
                                                                               2011   1.854       1.727        71,682
                                                                               2010   1.531       1.854       113,605
                                                                               2009   1.137       1.531       142,909
                                                                               2008   1.800       1.137       147,811
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2016   2.239       2.013            --

                        PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   2.401       2.239            --
                                                                          2014   2.420       2.401            --
                                                                          2013   1.772       2.420            --
                                                                          2012   1.651       1.772            --
                                                                          2011   1.806       1.651            --
                                                                          2010   1.392       1.806            --
                                                                          2009   0.901       1.392            --
                                                                          2008   1.627       0.901            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2016   1.369       1.347        87,456
                                                                          2015   1.341       1.369        90,768
                                                                          2014   1.336       1.341       111,346
                                                                          2013   1.070       1.336       135,779
                                                                          2012   0.900       1.070       184,129
                                                                          2011   1.000       0.900       250,441
                                                                          2010   0.878       1.000       320,665
                                                                          2009   0.640       0.878       407,625
                                                                          2008   1.096       0.640       499,668
                                                                          2007   1.050       1.096       469,372
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016   1.378       1.424        49,520
                                                                          2015   1.445       1.378        53,965
                                                                          2014   1.426       1.445        57,419
                                                                          2013   1.595       1.426        77,840
                                                                          2012   1.486       1.595       230,659
                                                                          2011   1.357       1.486       247,363
                                                                          2010   1.279       1.357       141,670
                                                                          2009   1.100       1.279       185,241
                                                                          2008   1.200       1.100       221,164
                                                                          2007   1.135       1.200       117,558
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.537       1.549       119,336
                                                                          2015   1.565       1.537       123,852
                                                                          2014   1.530       1.565       146,210
                                                                          2013   1.588       1.530       175,224
                                                                          2012   1.480       1.588       286,222
                                                                          2011   1.460       1.480       375,206
                                                                          2010   1.374       1.460       705,236
                                                                          2009   1.235       1.374       817,930
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.118       2.129            --
                                                                          2015   2.155       2.118            --
                                                                          2014   1.974       2.155            --
                                                                          2013   1.510       1.974            --
                                                                          2012   1.391       1.510            --
                                                                          2011   1.483       1.391            --
                                                                          2010   1.299       1.483            --
                                                                          2009   1.068       1.299            --
                                                                          2008   1.619       1.068            --
                                                                          2007   1.570       1.619         1,260
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.967       2.015            --
                                                                          2015   2.029       1.967        80,642
                                                                          2014   1.975       2.029        83,231
                                                                          2013   1.980       1.975        89,550
                                                                          2012   1.807       1.980       155,719
                                                                          2011   1.775       1.807       184,046
                                                                          2010   1.611       1.775       144,970
                                                                          2009   1.232       1.611       146,865
                                                                          2008   1.406       1.232       167,299
                                                                          2007   1.342       1.406        80,539
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.979       2.067            --
                                                                          2012   1.797       1.979        11,220
                                                                          2011   2.227       1.797        16,475
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.390       1.583        95,963
                                                                          2015   1.468       1.390       109,277
                                                                          2014   1.319       1.468       197,932
                                                                          2013   1.004       1.319       223,240
                                                                          2012   0.867       1.004       170,458
                                                                          2011   0.919       0.867       220,139
                                                                          2010   0.800       0.919       290,897
                                                                          2009   0.688       0.800       391,940
                                                                          2008   1.099       0.688       540,175
                                                                          2007   1.076       1.099       714,614

                            PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................. 2016   2.263       2.579            --
                                                                                 2015   2.387       2.263         5,330
                                                                                 2014   2.191       2.387         5,330
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).......................... 2016   1.381       1.399        33,503
                                                                                 2015   1.398       1.381        87,547
                                                                                 2014   1.329       1.398        91,974
                                                                                 2013   1.363       1.329        47,913
                                                                                 2012   1.291       1.363        56,318
                                                                                 2011   1.233       1.291        72,180
                                                                                 2010   1.159       1.233        81,238
                                                                                 2009   1.078       1.159       175,165
                                                                                 2008   1.137       1.078       146,141
                                                                                 2007   1.089       1.137       157,516
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 2016   1.903       1.871        63,837
                                                                                 2015   1.824       1.903        78,074
                                                                                 2014   1.705       1.824        93,896
                                                                                 2013   1.293       1.705        99,306
                                                                                 2012   1.151       1.293       105,742
                                                                                 2011   1.288       1.151       113,771
                                                                                 2010   1.094       1.288       137,197
                                                                                 2009   0.870       1.094       186,942
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.944       0.930       189,656
                                                                                 2015   0.961       0.944       192,027
                                                                                 2014   0.978       0.961       256,187
                                                                                 2013   0.996       0.978       399,253
                                                                                 2012   1.014       0.996       341,896
                                                                                 2011   1.033       1.014       189,163
                                                                                 2010   1.051       1.033       275,901
                                                                                 2009   1.066       1.051       262,936
                                                                                 2008   1.055       1.066       699,974
                                                                                 2007   1.023       1.055       376,352
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)................... 2009   0.634       0.626            --
                                                                                 2008   1.080       0.634            --
                                                                                 2007   1.142       1.080            --
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.812       0.847            --
                                                                                 2008   1.498       0.812       162,118
                                                                                 2007   1.468       1.498       171,003
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.389       1.528            --
                                                                                 2012   1.223       1.389       101,227
                                                                                 2011   1.328       1.223       144,469
                                                                                 2010   1.182       1.328       177,594
                                                                                 2009   0.989       1.182       174,052
                                                                                 2008   1.650       0.989       168,137
                                                                                 2007   1.614       1.650       177,381
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.460       2.544         5,063
                                                                                 2015   2.437       2.460         6,562
                                                                                 2014   2.234       2.437        14,608
                                                                                 2013   1.715       2.234        14,645
                                                                                 2012   1.575       1.715        26,239
                                                                                 2011   1.655       1.575        26,509
                                                                                 2010   1.463       1.655        34,810
                                                                                 2009   0.998       1.463        53,970
                                                                                 2008   1.874       0.998        57,809
                                                                                 2007   1.584       1.874        56,208
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.671       1.756        83,056
                                                                                 2015   1.659       1.671       211,287
                                                                                 2014   1.528       1.659       159,113
                                                                                 2013   1.290       1.528       166,157
                                                                                 2012   1.169       1.290        49,437
                                                                                 2011   1.146       1.169        13,759
                                                                                 2010   1.064       1.146            --
                                                                                 2009   0.919       1.064            --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.992       2.100        34,065

                             PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   1.981       1.992        34,304
                                                                                   2014   1.823       1.981        34,559
                                                                                   2013   1.388       1.823        34,798
                                                                                   2012   1.253       1.388        83,035
                                                                                   2011   1.329       1.253       105,220
                                                                                   2010   1.208       1.329       110,508
                                                                                   2009   0.932       1.208       112,031
                                                                                   2008   1.512       0.932       104,964
 MSF MetLife Stock Index Subaccount (Class B) (5/09).............................. 2016   2.304       2.521        96,361
                                                                                   2015   2.325       2.304       102,041
                                                                                   2014   2.093       2.325        64,622
                                                                                   2013   1.618       2.093        64,646
                                                                                   2012   1.427       1.618        74,300
                                                                                   2011   1.430       1.427        91,004
                                                                                   2010   1.272       1.430       166,443
                                                                                   2009   1.035       1.272       215,621
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)........................ 2016   1.873       2.004       182,245
                                                                                   2015   1.913       1.873       169,316
                                                                                   2014   1.797       1.913       172,117
                                                                                   2013   1.541       1.797       178,474
                                                                                   2012   1.409       1.541       256,482
                                                                                   2011   1.403       1.409       416,378
                                                                                   2010   1.300       1.403       505,671
                                                                                   2009   1.119       1.300       576,125
                                                                                   2008   1.466       1.119       702,517
                                                                                   2007   1.433       1.466       805,287
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2016   2.384       2.678        74,088
                                                                                   2015   2.431       2.384        83,243
                                                                                   2014   2.233       2.431        84,895
                                                                                   2013   1.675       2.233        86,600
                                                                                   2012   1.462       1.675        25,769
                                                                                   2011   1.476       1.462        49,144
                                                                                   2010   1.349       1.476        49,144
                                                                                   2009   1.137       1.349        49,144
                                                                                   2008   1.716       1.137        39,223
                                                                                   2007   1.623       1.716        71,389
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2016   2.364       2.755        45,129
                                                                                   2015   2.393       2.364        53,735
                                                                                   2014   2.436       2.393        54,336
                                                                                   2013   1.953       2.436        44,159
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2016   1.875       1.870        27,391
                                                                                   2015   1.727       1.875        27,595
                                                                                   2014   1.616       1.727        36,292
                                                                                   2013   1.186       1.616       112,435
                                                                                   2012   1.017       1.186        38,314
                                                                                   2011   1.050       1.017        38,314
                                                                                   2010   0.916       1.050        62,860
                                                                                   2009   0.652       0.916        96,211
                                                                                   2008   1.144       0.652        84,344
                                                                                   2007   1.067       1.144        78,341
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2016   2.588       2.834        75,406
                                                                                   2015   2.572       2.588        85,019
                                                                                   2014   2.455       2.572        91,920
                                                                                   2013   1.734       2.455        96,823
                                                                                   2012   1.523       1.734       127,494
                                                                                   2011   1.529       1.523       144,664
                                                                                   2010   1.156       1.529       205,306
                                                                                   2009   0.849       1.156       155,392
                                                                                   2008   1.293       0.849       174,251
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.151       1.194            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.186       1.182        16,599

                        PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.80% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2015   1.199       1.186        16,599
                                                                         2014   1.185       1.199            --
                                                                         2013   1.214       1.185            --
                                                                         2012   1.194       1.214       116,151
                                                                         2011   1.151       1.194        25,084
                                                                         2010   1.106       1.151            --
                                                                         2009   1.077       1.106         8,467
                                                                         2008   1.099       1.077        50,803
                                                                         2007   1.071       1.099        38,036
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)......... 2007   1.109       1.130            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.193       1.232            --
                                                                         2008   1.159       1.193       884,686
                                                                         2007   1.085       1.159       780,578
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)................ 2008   1.760       1.632            --
                                                                         2007   1.624       1.760            --
 Putnam VT International Equity Subaccount (Class IB) (5/01)............ 2007   2.105       2.277            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................. 2007   2.323       2.479            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........... 2014   1.551       1.665            --
                                                                         2013   1.330       1.551            --
                                                                         2012   1.223       1.330            --
                                                                         2011   1.246       1.223            --
                                                                         2010   1.131       1.246            --
                                                                         2009   0.937       1.131            --
                                                                         2008   1.276       0.937            --
                                                                         2007   1.172       1.276            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (12/00).................... 2009   1.084       1.050            --
                                                                         2008   1.719       1.084       152,566
                                                                         2007   1.792       1.719       152,586
 Van Kampen LIT Enterprise Subaccount (Class II) (5/98)................. 2009   0.888       0.910            --
                                                                         2008   1.589       0.888        36,695
                                                                         2007   1.439       1.589        37,541





                          PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.85%
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)............... 2007   1.078       1.153    --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/03)........ 2016   1.991       1.967    --
                                                                  2015   1.897       1.991    --
                                                                  2014   1.889       1.897    --
                                                                  2013   1.489       1.889    --
                                                                  2012   1.238       1.489    --
                                                                  2011   1.384       1.238    --
                                                                  2010   1.262       1.384    --
                                                                  2009   0.903       1.262    --
                                                                  2008   1.493       0.903    --
                                                                  2007   1.325       1.493    --
 American Funds Growth Subaccount (Class 2) (5/03)............... 2016   1.863       2.002    --

                               PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2015   1.776       1.863    --
                                                                                       2014   1.667       1.776    --
                                                                                       2013   1.305       1.667    --
                                                                                       2012   1.128       1.305    --
                                                                                       2011   1.200       1.128    --
                                                                                       2010   1.030       1.200    --
                                                                                       2009   0.753       1.030    --
                                                                                       2008   1.369       0.753    --
                                                                                       2007   1.241       1.369    --
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................. 2016   1.647       1.803    --
                                                                                       2015   1.654       1.647    --
                                                                                       2014   1.523       1.654    --
                                                                                       2013   1.162       1.523    --
                                                                                       2012   1.008       1.162    --
                                                                                       2011   1.046       1.008    --
                                                                                       2010   0.956       1.046    --
                                                                                       2009   0.742       0.956    --
                                                                                       2008   1.216       0.742    --
                                                                                       2007   1.179       1.216    --
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/98)............................... 2007   1.591       1.665    --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (4/98).......................... 2008   1.214       1.161    --
                                                                                       2007   1.155       1.214    --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/98).................... 2008   0.944       0.890    --
                                                                                       2007   1.081       0.944    --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................. 2016   1.854       1.961    --
                                                                                       2015   1.881       1.854    --
                                                                                       2014   1.716       1.881    --
                                                                                       2013   1.335       1.716    --
                                                                                       2012   1.171       1.335    --
                                                                                       2011   1.227       1.171    --
                                                                                       2010   1.069       1.227    --
                                                                                       2009   0.804       1.069    --
                                                                                       2008   1.429       0.804    --
                                                                                       2007   1.241       1.429    --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (12/00)....... 2016   2.058       2.074    --
                                                                                       2015   2.075       2.058    --
                                                                                       2014   1.910       2.075    --
                                                                                       2013   1.407       1.910    --
                                                                                       2012   1.173       1.407    --
                                                                                       2011   1.229       1.173    --
                                                                                       2010   1.061       1.229    --
                                                                                       2009   0.796       1.061    --
                                                                                       2008   1.382       0.796    --
                                                                                       2007   1.319       1.382    --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)............................ 2016   1.933       2.123    --
                                                                                       2015   2.001       1.933    --
                                                                                       2014   1.923       2.001    --
                                                                                       2013   1.441       1.923    --
                                                                                       2012   1.282       1.441    --
                                                                                       2011   1.465       1.282    --
                                                                                       2010   1.160       1.465    --
                                                                                       2009   0.846       1.160    --
                                                                                       2008   1.427       0.846    --
                                                                                       2007   1.260       1.427    --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).................. 2008   1.927       1.751    --
                                                                                       2007   1.524       1.927    --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)............................. 2016   1.198       1.260    --

                            PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2015   1.305       1.198    --
                                                                                  2014   1.496       1.305    --
                                                                                  2013   1.239       1.496    --
                                                                                  2012   1.068       1.239    --
                                                                                  2011   1.217       1.068    --
                                                                                  2010   1.144       1.217    --
                                                                                  2009   0.850       1.144    --
                                                                                  2008   1.453       0.850    --
                                                                                  2007   1.282       1.453    --
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.215       1.231    --
                                                                                  2009   0.985       1.215    --
                                                                                  2008   1.414       0.985    --
                                                                                  2007   1.184       1.414    --
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2008   1.297       1.221    --
                                                                                  2007   1.208       1.297    --
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   1.473       1.576    --
                                                                                  2010   1.206       1.473    --
                                                                                  2009   0.783       1.206    --
                                                                                  2008   1.424       0.783    --
                                                                                  2007   1.192       1.424    --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2016   2.174       2.160    --
                                                                                  2015   2.254       2.174    --
                                                                                  2014   1.907       2.254    --
                                                                                  2013   1.314       1.907    --
                                                                                  2012   1.128       1.314    --
                                                                                  2011   1.121       1.128    --
                                                                                  2010   0.914       1.121    --
                                                                                  2009   0.692       0.914    --
                                                                                  2008   1.182       0.692    --
                                                                                  2007   1.228       1.182    --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.450       1.456    --
                                                                                  2013   1.117       1.450    --
                                                                                  2012   0.990       1.117    --
                                                                                  2011   1.075       0.990    --
                                                                                  2010   0.939       1.075    --
                                                                                  2009   0.740       0.939    --
                                                                                  2008   1.188       0.740    --
                                                                                  2007   1.243       1.188    --
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2016   1.783       1.921    --
                                                                                  2015   1.788       1.783    --
                                                                                  2014   1.641       1.788    --
                                                                                  2013   1.286       1.641    --
                                                                                  2012   1.130       1.286    --
                                                                                  2011   1.121       1.130    --
                                                                                  2010   1.014       1.121    --
                                                                                  2009   0.846       1.014    --
                                                                                  2008   1.219       0.846    --
                                                                                  2007   1.180       1.219    --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2016   1.959       2.065    --
                                                                                  2015   1.818       1.959    --
                                                                                  2014   1.624       1.818    --
                                                                                  2013   1.200       1.624    --
                                                                                  2012   1.016       1.200    --
                                                                                  2011   1.042       1.016    --
                                                                                  2010   0.966       1.042    --
                                                                                  2009   0.691       0.966    --
                                                                                  2008   1.123       0.691    --
                                                                                  2007   1.124       1.123    --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)......... 2016   1.650       1.831    --

                            PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.731       1.650    --
                                                                                 2014   1.578       1.731    --
                                                                                 2013   1.215       1.578    --
                                                                                 2012   1.062       1.215    --
                                                                                 2011   1.031       1.062    --
                                                                                 2010   0.959       1.031    --
                                                                                 2009   0.785       0.959    --
                                                                                 2008   1.242       0.785    --
                                                                                 2007   1.218       1.242    --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00)....... 2016   2.087       2.168    --
                                                                                 2015   2.223       2.087    --
                                                                                 2014   2.176       2.223    --
                                                                                 2013   1.507       2.176    --
                                                                                 2012   1.286       1.507    --
                                                                                 2011   1.292       1.286    --
                                                                                 2010   1.051       1.292    --
                                                                                 2009   0.750       1.051    --
                                                                                 2008   1.289       0.750    --
                                                                                 2007   1.193       1.289    --
 LMPVET Equity Index Subaccount (Class II) (5/99)............................... 2009   0.735       0.715    --
                                                                                 2008   1.198       0.735    --
                                                                                 2007   1.163       1.198    --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 2011   0.976       0.964    --
                                                                                 2010   0.911       0.976    --
                                                                                 2009   0.790       0.911    --
                                                                                 2008   1.021       0.790    --
                                                                                 2007   1.026       1.021    --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98)..................................... 2007   1.202       1.260    --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................ 2007   1.082       1.127    --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02).......................... 2007   1.192       1.233    --
 LMPVPII Growth and Income Subaccount (Class I) (5/02).......................... 2007   1.137       1.186    --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)..................... 2007   1.183       1.228    --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)......................... 2007   1.186       1.307    --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................... 2008   1.185       1.141    --
                                                                                 2007   1.138       1.185    --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *........................ 2016   1.605       1.802    --
                                                                                 2015   1.696       1.605    --
                                                                                 2014   1.669       1.696    --
                                                                                 2013   1.547       1.669    --
                                                                                 2012   1.348       1.547    --
                                                                                 2011   1.338       1.348    --
                                                                                 2010   1.173       1.338    --
                                                                                 2009   0.811       1.173    --
                                                                                 2008   1.089       0.811    --
                                                                                 2007   1.079       1.089    --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................... 2016   1.124       1.116    --
                                                                                 2015   1.160       1.124    --
                                                                                 2014   1.039       1.160    --
                                                                                 2013   1.020       1.039    --
                                                                                 2012   0.823       1.020    --
                                                                                 2011   0.885       0.823    --
                                                                                 2010   0.775       0.885    --
                                                                                 2009   0.584       0.775    --
                                                                                 2008   1.019       0.584    --
                                                                                 2007   1.218       1.019    --
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06).............. 2014   1.821       1.895    --

                          PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   1.437       1.821    --
                                                                              2012   1.192       1.437    --
                                                                              2011   1.310       1.192    --
                                                                              2010   1.217       1.310    --
                                                                              2009   0.865       1.217    --
                                                                              2008   1.516       0.865    --
                                                                              2007   1.184       1.516    --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2016   2.004       2.026    --
                                                                              2015   2.122       2.004    --
                                                                              2014   1.889       2.122    --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2016   1.607       1.711    --
                                                                              2015   1.711       1.607    --
                                                                              2014   1.845       1.711    --
                                                                              2013   1.437       1.845    --
                                                                              2012   1.130       1.437    --
                                                                              2011   1.339       1.130    --
                                                                              2010   1.169       1.339    --
                                                                              2009   0.766       1.169    --
                                                                              2008   1.316       0.766    --
                                                                              2007   1.352       1.316    --
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................... 2016   1.481       1.706    --
                                                                              2015   1.605       1.481    --
                                                                              2014   1.495       1.605    --
                                                                              2013   1.125       1.495    --
                                                                              2012   0.967       1.125    --
                                                                              2011   1.000       0.967    --
                                                                              2010   0.887       1.000    --
                                                                              2009   0.712       0.887    --
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.273       1.443    --
                                                                              2015   1.425       1.273    --
                                                                              2014   1.324       1.425    --
                                                                              2013   1.035       1.324    --
                                                                              2012   0.919       1.035    --
                                                                              2011   0.972       0.919    --
                                                                              2010   0.789       0.972    --
                                                                              2009   0.635       0.789    --
                                                                              2008   1.057       0.635    --
                                                                              2007   1.070       1.057    --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.851       0.840    --
                                                                              2008   1.159       0.851    --
                                                                              2007   1.110       1.159    --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   1.690       1.740    --
                                                                              2015   1.755       1.690    --
                                                                              2014   1.700       1.755    --
                                                                              2013   1.601       1.700    --
                                                                              2012   1.441       1.601    --
                                                                              2011   1.401       1.441    --
                                                                              2010   1.261       1.401    --
                                                                              2009   0.936       1.261    --
                                                                              2008   1.169       0.936    --
                                                                              2007   1.115       1.169    --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016   1.258       1.381    --
                                                                              2015   1.484       1.258    --
                                                                              2014   1.613       1.484    --
                                                                              2013   1.725       1.613    --
                                                                              2012   1.476       1.725    --
                                                                              2011   1.843       1.476    --
                                                                              2010   1.514       1.843    --
                                                                              2009   0.912       1.514    --
                                                                              2008   2.082       0.912    --
                                                                              2007   1.655       2.082    --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2009   0.802       1.330    --
                                                                              2008   1.754       0.802    --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.703       0.668    --
                                                                              2008   1.248       0.703    --
                                                                              2007   1.136       1.248    --
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.226       1.284    --

                           PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   1.683       1.789    --
                                                                               2015   1.642       1.683    --
                                                                               2014   1.472       1.642    --
                                                                               2013   1.117       1.472    --
                                                                               2012   1.003       1.117    --
                                                                               2011   1.019       1.003    --
                                                                               2010   0.922       1.019    --
                                                                               2009   0.788       0.922    --
                                                                               2008   1.281       0.788    --
                                                                               2007   1.273       1.281    --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.228       1.582    --
                                                                               2015   1.322       1.228    --
                                                                               2014   1.324       1.322    --
                                                                               2013   1.018       1.324    --
                                                                               2012   0.879       1.018    --
                                                                               2011   0.984       0.879    --
                                                                               2010   0.836       0.984    --
                                                                               2009   0.674       0.836    --
                                                                               2008   0.978       0.674    --
                                                                               2007   1.027       0.978    --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.287       1.252    --
                                                                               2015   1.335       1.287    --
                                                                               2014   1.461       1.335    --
                                                                               2013   1.248       1.461    --
                                                                               2012   1.089       1.248    --
                                                                               2011   1.243       1.089    --
                                                                               2010   1.136       1.243    --
                                                                               2009   0.880       1.136    --
                                                                               2008   1.555       0.880    --
                                                                               2007   1.483       1.555    --
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.130       1.224    --
                                                                               2012   1.090       1.130    --
                                                                               2011   1.171       1.090    --
                                                                               2010   0.968       1.171    --
                                                                               2009   0.719       0.968    --
                                                                               2008   1.139       0.719    --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2016   1.602       1.439    --
                                                                               2015   1.718       1.602    --
                                                                               2014   1.732       1.718    --
                                                                               2013   1.269       1.732    --
                                                                               2012   1.183       1.269    --
                                                                               2011   1.295       1.183    --
                                                                               2010   0.999       1.295    --
                                                                               2009   0.647       0.999    --
                                                                               2008   1.168       0.647    --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   0.651       0.651    --
                                                                               2015   0.651       0.651    --
                                                                               2014   0.651       0.651    --
                                                                               2013   0.651       0.651    --
                                                                               2012   0.651       0.651    --
                                                                               2011   0.651       0.651    --
                                                                               2010   0.651       0.651    --
                                                                               2009   0.639       0.651    --
                                                                               2008   1.095       0.639    --
                                                                               2007   1.049       1.095    --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.215       1.254    --
                                                                               2015   1.275       1.215    --
                                                                               2014   1.259       1.275    --
                                                                               2013   1.409       1.259    --
                                                                               2012   1.313       1.409    --
                                                                               2011   1.199       1.313    --
                                                                               2010   1.131       1.199    --
                                                                               2009   0.974       1.131    --
                                                                               2008   1.062       0.974    --
                                                                               2007   1.005       1.062    --
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2016   1.440       1.451    --

                        PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.467       1.440    --
                                                                          2014   1.434       1.467    --
                                                                          2013   1.490       1.434    --
                                                                          2012   1.389       1.490    --
                                                                          2011   1.371       1.389    --
                                                                          2010   1.291       1.371    --
                                                                          2009   1.161       1.291    --
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   1.601       1.609    --
                                                                          2015   1.629       1.601    --
                                                                          2014   1.493       1.629    --
                                                                          2013   1.143       1.493    --
                                                                          2012   1.053       1.143    --
                                                                          2011   1.124       1.053    --
                                                                          2010   0.985       1.124    --
                                                                          2009   0.810       0.985    --
                                                                          2008   1.228       0.810    --
                                                                          2007   1.192       1.228    --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.536       1.574    --
                                                                          2015   1.586       1.536    --
                                                                          2014   1.544       1.586    --
                                                                          2013   1.549       1.544    --
                                                                          2012   1.414       1.549    --
                                                                          2011   1.390       1.414    --
                                                                          2010   1.262       1.390    --
                                                                          2009   0.966       1.262    --
                                                                          2008   1.103       0.966    --
                                                                          2007   1.053       1.103    --
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.393       1.455    --
                                                                          2012   1.266       1.393    --
                                                                          2011   1.569       1.266    --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.383       1.575    --
                                                                          2015   1.462       1.383    --
                                                                          2014   1.314       1.462    --
                                                                          2013   1.001       1.314    --
                                                                          2012   0.864       1.001    --
                                                                          2011   0.917       0.864    --
                                                                          2010   0.798       0.917    --
                                                                          2009   0.687       0.798    --
                                                                          2008   1.098       0.687    --
                                                                          2007   1.076       1.098    --
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.505       1.714    --
                                                                          2015   1.588       1.505    --
                                                                          2014   1.458       1.588    --
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2016   1.287       1.303    --
                                                                          2015   1.303       1.287    --
                                                                          2014   1.240       1.303    --
                                                                          2013   1.273       1.240    --
                                                                          2012   1.205       1.273    --
                                                                          2011   1.152       1.205    --
                                                                          2010   1.083       1.152    --
                                                                          2009   1.008       1.083    --
                                                                          2008   1.064       1.008    --
                                                                          2007   1.019       1.064    --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.450       1.425    --
                                                                          2015   1.390       1.450    --
                                                                          2014   1.300       1.390    --
                                                                          2013   0.987       1.300    --
                                                                          2012   0.879       0.987    --
                                                                          2011   0.983       0.879    --
                                                                          2010   0.836       0.983    --
                                                                          2009   0.665       0.836    --
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)......... 2016   0.955       0.940    --

                            PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   0.972       0.955    --
                                                                                 2014   0.991       0.972    --
                                                                                 2013   1.009       0.991    --
                                                                                 2012   1.028       1.009    --
                                                                                 2011   1.047       1.028    --
                                                                                 2010   1.067       1.047    --
                                                                                 2009   1.082       1.067    --
                                                                                 2008   1.072       1.082    --
                                                                                 2007   1.039       1.072    --
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)................... 2009   0.633       0.625    --
                                                                                 2008   1.079       0.633    --
                                                                                 2007   1.142       1.079    --
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.621       0.647    --
                                                                                 2008   1.146       0.621    --
                                                                                 2007   1.123       1.146    --
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   0.952       1.047    --
                                                                                 2012   0.838       0.952    --
                                                                                 2011   0.911       0.838    --
                                                                                 2010   0.811       0.911    --
                                                                                 2009   0.679       0.811    --
                                                                                 2008   1.133       0.679    --
                                                                                 2007   1.109       1.133    --
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   1.670       1.726    --
                                                                                 2015   1.655       1.670    --
                                                                                 2014   1.518       1.655    --
                                                                                 2013   1.166       1.518    --
                                                                                 2012   1.071       1.166    --
                                                                                 2011   1.127       1.071    --
                                                                                 2010   0.997       1.127    --
                                                                                 2009   0.680       0.997    --
                                                                                 2008   1.277       0.680    --
                                                                                 2007   1.081       1.277    --
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.547       1.625    --
                                                                                 2015   1.537       1.547    --
                                                                                 2014   1.416       1.537    --
                                                                                 2013   1.196       1.416    --
                                                                                 2012   1.084       1.196    --
                                                                                 2011   1.064       1.084    --
                                                                                 2010   0.988       1.064    --
                                                                                 2009   0.853       0.988    --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.519       1.600    --
                                                                                 2015   1.511       1.519    --
                                                                                 2014   1.391       1.511    --
                                                                                 2013   1.060       1.391    --
                                                                                 2012   0.957       1.060    --
                                                                                 2011   1.016       0.957    --
                                                                                 2010   0.924       1.016    --
                                                                                 2009   0.713       0.924    --
                                                                                 2008   1.157       0.713    --
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................ 2016   1.640       1.794    --
                                                                                 2015   1.656       1.640    --
                                                                                 2014   1.491       1.656    --
                                                                                 2013   1.154       1.491    --
                                                                                 2012   1.018       1.154    --
                                                                                 2011   1.020       1.018    --
                                                                                 2010   0.908       1.020    --
                                                                                 2009   0.739       0.908    --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)...................... 2016   1.449       1.550    --
                                                                                 2015   1.481       1.449    --
                                                                                 2014   1.392       1.481    --
                                                                                 2013   1.194       1.392    --
                                                                                 2012   1.092       1.194    --
                                                                                 2011   1.088       1.092    --
                                                                                 2010   1.009       1.088    --
                                                                                 2009   0.869       1.009    --
                                                                                 2008   1.139       0.869    --
                                                                                 2007   1.114       1.139    --

                             PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2016   1.808       2.031    --
                                                                                   2015   1.845       1.808    --
                                                                                   2014   1.696       1.845    --
                                                                                   2013   1.273       1.696    --
                                                                                   2012   1.112       1.273    --
                                                                                   2011   1.123       1.112    --
                                                                                   2010   1.026       1.123    --
                                                                                   2009   0.865       1.026    --
                                                                                   2008   1.307       0.865    --
                                                                                   2007   1.237       1.307    --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2016   1.489       1.735    --
                                                                                   2015   1.508       1.489    --
                                                                                   2014   1.536       1.508    --
                                                                                   2013   1.232       1.536    --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2016   1.866       1.860    --
                                                                                   2015   1.720       1.866    --
                                                                                   2014   1.610       1.720    --
                                                                                   2013   1.182       1.610    --
                                                                                   2012   1.014       1.182    --
                                                                                   2011   1.047       1.014    --
                                                                                   2010   0.914       1.047    --
                                                                                   2009   0.651       0.914    --
                                                                                   2008   1.143       0.651    --
                                                                                   2007   1.067       1.143    --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2016   1.779       1.947    --
                                                                                   2015   1.768       1.779    --
                                                                                   2014   1.689       1.768    --
                                                                                   2013   1.193       1.689    --
                                                                                   2012   1.049       1.193    --
                                                                                   2011   1.053       1.049    --
                                                                                   2010   0.797       1.053    --
                                                                                   2009   0.585       0.797    --
                                                                                   2008   0.892       0.585    --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.073       1.113    --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.098       1.093    --
                                                                                   2015   1.110       1.098    --
                                                                                   2014   1.099       1.110    --
                                                                                   2013   1.126       1.099    --
                                                                                   2012   1.108       1.126    --
                                                                                   2011   1.068       1.108    --
                                                                                   2010   1.027       1.068    --
                                                                                   2009   1.001       1.027    --
                                                                                   2008   1.022       1.001    --
                                                                                   2007   0.996       1.022    --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   0.982       1.001    --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.121       1.158    --
                                                                                   2008   1.090       1.121    --
                                                                                   2007   1.021       1.090    --
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   1.264       1.172    --
                                                                                   2007   1.167       1.264    --
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   1.379       1.491    --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   1.217       1.299    --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)..................... 2014   1.460       1.567    --
                                                                                   2013   1.253       1.460    --
                                                                                   2012   1.153       1.253    --
                                                                                   2011   1.175       1.153    --
                                                                                   2010   1.067       1.175    --
                                                                                   2009   0.885       1.067    --
                                                                                   2008   1.205       0.885    --
                                                                                   2007   1.107       1.205    --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (12/00).............................. 2009   0.710       0.688    --

                   PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.85% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
                                                                2008   1.127       0.710    --
                                                                2007   1.176       1.127    --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/98)........ 2009   0.695       0.712    --
                                                                2008   1.244       0.695    --
                                                                2007   1.127       1.244    --





                                PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.90%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06).......................... 2007   1.078       1.153            --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/03)................... 2016   2.846       2.810            --
                                                                             2015   2.713       2.846            --
                                                                             2014   2.702       2.713            --
                                                                             2013   2.132       2.702            --
                                                                             2012   1.773       2.132            --
                                                                             2011   1.983       1.773            --
                                                                             2010   1.809       1.983            --
                                                                             2009   1.295       1.809            --
                                                                             2008   2.143       1.295            --
                                                                             2007   1.902       2.143            --
 American Funds Growth Subaccount (Class 2) (5/03).......................... 2016   2.530       2.717            --
                                                                             2015   2.413       2.530            --
                                                                             2014   2.266       2.413            --
                                                                             2013   1.775       2.266            --
                                                                             2012   1.535       1.775            --
                                                                             2011   1.634       1.535            --
                                                                             2010   1.403       1.634            --
                                                                             2009   1.026       1.403            --
                                                                             2008   1.866       1.026            --
                                                                             2007   1.693       1.866            --
 American Funds Growth-Income Subaccount (Class 2) (5/03)................... 2016   2.207       2.415            --
                                                                             2015   2.218       2.207            --
                                                                             2014   2.043       2.218            --
                                                                             2013   1.560       2.043            --
                                                                             2012   1.353       1.560            --
                                                                             2011   1.405       1.353            --
                                                                             2010   1.285       1.405            --
                                                                             2009   0.998       1.285            --
                                                                             2008   1.636       0.998            --
                                                                             2007   1.588       1.636            --
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/98)..................... 2007   2.894       3.029            --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (4/98)................ 2008   1.579       1.510            --
                                                                             2007   1.502       1.579            --
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/98).......... 2008   1.362       1.284            --
                                                                             2007   1.560       1.362            --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)....... 2016   2.765       2.923       438,086
                                                                             2015   2.807       2.765       550,853
                                                                             2014   2.562       2.807       683,499
                                                                             2013   1.994       2.562       934,678
                                                                             2012   1.750       1.994     1,377,578
                                                                             2011   1.834       1.750     1,735,412
                                                                             2010   1.599       1.834     2,650,466
                                                                             2009   1.203       1.599     3,148,919
                                                                             2008   2.139       1.203     3,274,609
                                                                             2007   1.859       2.139     3,452,225

                               PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (12/00)....... 2016   2.553       2.571            --
                                                                                       2015   2.575       2.553            --
                                                                                       2014   2.372       2.575            --
                                                                                       2013   1.748       2.372            --
                                                                                       2012   1.458       1.748            --
                                                                                       2011   1.528       1.458            --
                                                                                       2010   1.320       1.528            --
                                                                                       2009   0.991       1.320            --
                                                                                       2008   1.722       0.991            --
                                                                                       2007   1.644       1.722            --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)............................ 2016   3.371       3.702       216,307
                                                                                       2015   3.493       3.371       244,956
                                                                                       2014   3.357       3.493       282,626
                                                                                       2013   2.518       3.357       356,239
                                                                                       2012   2.241       2.518       447,557
                                                                                       2011   2.562       2.241       592,075
                                                                                       2010   2.031       2.562       912,792
                                                                                       2009   1.481       2.031     1,119,123
                                                                                       2008   2.499       1.481     1,177,627
                                                                                       2007   2.209       2.499     1,319,590
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).................. 2008   3.506       3.187            --
                                                                                       2007   2.775       3.506            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)............................. 2016   1.376       1.447            --
                                                                                       2015   1.500       1.376            --
                                                                                       2014   1.720       1.500            --
                                                                                       2013   1.425       1.720            --
                                                                                       2012   1.229       1.425            --
                                                                                       2011   1.402       1.229            --
                                                                                       2010   1.318       1.402            --
                                                                                       2009   0.980       1.318            --
                                                                                       2008   1.675       0.980            --
                                                                                       2007   1.479       1.675            --
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00).................. 2010   1.674       1.695            --
                                                                                       2009   1.358       1.674            --
                                                                                       2008   1.950       1.358            --
                                                                                       2007   1.633       1.950            --
 Janus Aspen Global Research Subaccount (Service Shares) (5/00)....................... 2008   1.697       1.598            --
                                                                                       2007   1.582       1.697       391,437
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)..................... 2011   2.074       2.217            --
                                                                                       2010   1.699       2.074            --
                                                                                       2009   1.104       1.699            --
                                                                                       2008   2.008       1.104            --
                                                                                       2007   1.682       2.008            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)............ 2016   3.103       3.081            --
                                                                                       2015   3.218       3.103            --
                                                                                       2014   2.724       3.218            --
                                                                                       2013   1.879       2.724            --
                                                                                       2012   1.613       1.879            --
                                                                                       2011   1.604       1.613            --
                                                                                       2010   1.308       1.604            --
                                                                                       2009   0.991       1.308            --
                                                                                       2008   1.694       0.991            --
                                                                                       2007   1.761       1.694            --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)................ 2014   2.154       2.164            --
                                                                                       2013   1.661       2.154       348,768
                                                                                       2012   1.473       1.661       415,790
                                                                                       2011   1.600       1.473       467,535
                                                                                       2010   1.399       1.600       536,821
                                                                                       2009   1.102       1.399       624,484
                                                                                       2008   1.771       1.102       674,208
                                                                                       2007   1.853       1.771       748,070
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)................. 2016   2.404       2.589            --

                            PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   2.412       2.404            --
                                                                                 2014   2.215       2.412            --
                                                                                 2013   1.736       2.215            --
                                                                                 2012   1.526       1.736            --
                                                                                 2011   1.516       1.526            --
                                                                                 2010   1.372       1.516            --
                                                                                 2009   1.145       1.372            --
                                                                                 2008   1.651       1.145            --
                                                                                 2007   1.598       1.651            --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)....... 2016   2.736       2.883            --
                                                                                 2015   2.540       2.736            --
                                                                                 2014   2.271       2.540            --
                                                                                 2013   1.679       2.271            --
                                                                                 2012   1.422       1.679            --
                                                                                 2011   1.458       1.422            --
                                                                                 2010   1.353       1.458            --
                                                                                 2009   0.969       1.353            --
                                                                                 2008   1.575       0.969            --
                                                                                 2007   1.576       1.575            --
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)........ 2016   2.383       2.642        67,644
                                                                                 2015   2.500       2.383        75,127
                                                                                 2014   2.281       2.500       103,526
                                                                                 2013   1.756       2.281       156,919
                                                                                 2012   1.537       1.756       189,476
                                                                                 2011   1.492       1.537       178,675
                                                                                 2010   1.389       1.492       264,156
                                                                                 2009   1.137       1.389       297,890
                                                                                 2008   1.801       1.137       301,252
                                                                                 2007   1.766       1.801       381,658
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00)....... 2016   3.479       3.612       125,692
                                                                                 2015   3.708       3.479       152,085
                                                                                 2014   3.631       3.708       222,508
                                                                                 2013   2.517       3.631       342,033
                                                                                 2012   2.148       2.517       443,762
                                                                                 2011   2.159       2.148       552,809
                                                                                 2010   1.758       2.159       745,232
                                                                                 2009   1.255       1.758       836,440
                                                                                 2008   2.157       1.255       910,004
                                                                                 2007   1.999       2.157     1,074,315
 LMPVET Equity Index Subaccount (Class II) (5/99)............................... 2009   1.023       0.995            --
                                                                                 2008   1.668       1.023            --
                                                                                 2007   1.620       1.668            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 2011   0.965       0.952            --
                                                                                 2010   0.900       0.965            --
                                                                                 2009   0.781       0.900            --
                                                                                 2008   1.010       0.781            --
                                                                                 2007   1.016       1.010            --
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98)..................................... 2007   1.767       1.852            --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................ 2007   1.497       1.558            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02).......................... 2007   1.756       1.817            --
 LMPVPII Growth and Income Subaccount (Class I) (5/02).......................... 2007   1.572       1.640            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)..................... 2007   1.598       1.659            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)......................... 2007   1.787       1.967            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................... 2008   1.863       1.794            --
                                                                                 2007   1.791       1.863            --
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *........................ 2016   2.068       2.321            --

                         PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2015   2.187       2.068            --
                                                                            2014   2.153       2.187            --
                                                                            2013   1.997       2.153            --
                                                                            2012   1.741       1.997            --
                                                                            2011   1.729       1.741            --
                                                                            2010   1.516       1.729            --
                                                                            2009   1.049       1.516            --
                                                                            2008   1.409       1.049            --
                                                                            2007   1.397       1.409            --
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............... 2016   1.119       1.111       422,209
                                                                            2015   1.155       1.119       445,664
                                                                            2014   1.035       1.155       537,649
                                                                            2013   1.017       1.035       590,639
                                                                            2012   0.821       1.017       718,853
                                                                            2011   0.883       0.821     1,036,171
                                                                            2010   0.774       0.883     1,321,207
                                                                            2009   0.584       0.774     1,589,865
                                                                            2008   1.018       0.584     1,850,692
                                                                            2007   1.218       1.018     2,223,491
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)......... 2014   2.677       2.785            --
                                                                            2013   2.113       2.677            --
                                                                            2012   1.754       2.113            --
                                                                            2011   1.928       1.754            --
                                                                            2010   1.792       1.928            --
                                                                            2009   1.275       1.792            --
                                                                            2008   2.235       1.275            --
                                                                            2007   1.746       2.235            --
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)............ 2016   2.943       2.974            --
                                                                            2015   3.118       2.943            --
                                                                            2014   2.777       3.118            --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *........... 2016   2.409       2.563            --
                                                                            2015   2.566       2.409            --
                                                                            2014   2.768       2.566            --
                                                                            2013   2.156       2.768            --
                                                                            2012   1.698       2.156            --
                                                                            2011   2.012       1.698            --
                                                                            2010   1.757       2.012            --
                                                                            2009   1.152       1.757            --
                                                                            2008   1.981       1.152            --
                                                                            2007   2.036       1.981            --
 MIST Invesco Comstock Subaccount (Class B) (5/09)......................... 2016   2.239       2.577     1,329,424
                                                                            2015   2.427       2.239     1,538,965
                                                                            2014   2.263       2.427     1,791,001
                                                                            2013   1.703       2.263     1,432,337
                                                                            2012   1.465       1.703     2,038,084
                                                                            2011   1.515       1.465     2,716,387
                                                                            2010   1.344       1.515     3,464,172
                                                                            2009   1.079       1.344     4,196,131
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................. 2016   1.267       1.436            --
                                                                            2015   1.418       1.267            --
                                                                            2014   1.318       1.418            --
                                                                            2013   1.031       1.318            --
                                                                            2012   0.916       1.031            --
                                                                            2011   0.970       0.916            --
                                                                            2010   0.787       0.970            --
                                                                            2009   0.634       0.787            --
                                                                            2008   1.056       0.634            --
                                                                            2007   1.070       1.056            --
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)....... 2009   0.911       0.900            --
                                                                            2008   1.242       0.911            --
                                                                            2007   1.190       1.242            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............... 2016   2.116       2.178            --

                           PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                               2015   2.198       2.116            --
                                                                               2014   2.131       2.198            --
                                                                               2013   2.008       2.131            --
                                                                               2012   1.808       2.008            --
                                                                               2011   1.758       1.808            --
                                                                               2010   1.583       1.758            --
                                                                               2009   1.176       1.583            --
                                                                               2008   1.469       1.176            --
                                                                               2007   1.402       1.469            --
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)........ 2016   2.279       2.500       132,677
                                                                               2015   2.690       2.279       166,983
                                                                               2014   2.924       2.690       186,764
                                                                               2013   3.130       2.924       267,456
                                                                               2012   2.679       3.130       327,842
                                                                               2011   3.346       2.679       427,740
                                                                               2010   2.750       3.346       655,519
                                                                               2009   1.657       2.750       678,005
                                                                               2008   3.785       1.657       645,359
                                                                               2007   3.010       3.785       706,091
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)........ 2009   1.459       2.419            --
                                                                               2008   3.192       1.459            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)................ 2009   0.941       0.893            --
                                                                               2008   1.672       0.941            --
                                                                               2007   1.523       1.672            --
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)........... 2007   1.737       1.820            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   2.375       2.523            --
                                                                               2015   2.317       2.375            --
                                                                               2014   2.078       2.317            --
                                                                               2013   1.579       2.078            --
                                                                               2012   1.418       1.579            --
                                                                               2011   1.442       1.418            --
                                                                               2010   1.305       1.442            --
                                                                               2009   1.116       1.305            --
                                                                               2008   1.814       1.116            --
                                                                               2007   1.804       1.814            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.222       1.573            --
                                                                               2015   1.316       1.222            --
                                                                               2014   1.319       1.316            --
                                                                               2013   1.015       1.319            --
                                                                               2012   0.877       1.015            --
                                                                               2011   0.982       0.877            --
                                                                               2010   0.835       0.982            --
                                                                               2009   0.673       0.835            --
                                                                               2008   0.977       0.673            --
                                                                               2007   1.027       0.977            --
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.948       1.895            --
                                                                               2015   2.021       1.948            --
                                                                               2014   2.214       2.021            --
                                                                               2013   1.892       2.214            --
                                                                               2012   1.652       1.892            --
                                                                               2011   1.886       1.652            --
                                                                               2010   1.726       1.886            --
                                                                               2009   1.337       1.726            --
                                                                               2008   2.364       1.337            --
                                                                               2007   2.255       2.364            --
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.773       1.920            --
                                                                               2012   1.712       1.773            --
                                                                               2011   1.839       1.712            --
                                                                               2010   1.521       1.839            --
                                                                               2009   1.130       1.521            --
                                                                               2008   1.791       1.130            --
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2016   2.211       1.986            --

                        PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   2.372       2.211    --
                                                                          2014   2.394       2.372    --
                                                                          2013   1.755       2.394    --
                                                                          2012   1.637       1.755    --
                                                                          2011   1.792       1.637    --
                                                                          2010   1.383       1.792    --
                                                                          2009   0.896       1.383    --
                                                                          2008   1.618       0.896    --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *............ 2016   0.650       0.650    --
                                                                          2015   0.650       0.650    --
                                                                          2014   0.650       0.650    --
                                                                          2013   0.650       0.650    --
                                                                          2012   0.650       0.650    --
                                                                          2011   0.650       0.650    --
                                                                          2010   0.650       0.650    --
                                                                          2009   0.638       0.650    --
                                                                          2008   1.094       0.638    --
                                                                          2007   1.049       1.094    --
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016   1.361       1.404    --
                                                                          2015   1.429       1.361    --
                                                                          2014   1.411       1.429    --
                                                                          2013   1.580       1.411    --
                                                                          2012   1.473       1.580    --
                                                                          2011   1.347       1.473    --
                                                                          2010   1.271       1.347    --
                                                                          2009   1.094       1.271    --
                                                                          2008   1.194       1.094    --
                                                                          2007   1.130       1.194    --
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.518       1.528    --
                                                                          2015   1.547       1.518    --
                                                                          2014   1.513       1.547    --
                                                                          2013   1.572       1.513    --
                                                                          2012   1.467       1.572    --
                                                                          2011   1.449       1.467    --
                                                                          2010   1.365       1.449    --
                                                                          2009   1.227       1.365    --
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.091       2.102    --
                                                                          2015   2.130       2.091    --
                                                                          2014   1.953       2.130    --
                                                                          2013   1.496       1.953    --
                                                                          2012   1.379       1.496    --
                                                                          2011   1.472       1.379    --
                                                                          2010   1.291       1.472    --
                                                                          2009   1.062       1.291    --
                                                                          2008   1.612       1.062    --
                                                                          2007   1.564       1.612    --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.942       1.988    --
                                                                          2015   2.005       1.942    --
                                                                          2014   1.954       2.005    --
                                                                          2013   1.961       1.954    --
                                                                          2012   1.791       1.961    --
                                                                          2011   1.761       1.791    --
                                                                          2010   1.600       1.761    --
                                                                          2009   1.225       1.600    --
                                                                          2008   1.399       1.225    --
                                                                          2007   1.337       1.399    --
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.959       2.046    --
                                                                          2012   1.781       1.959    --
                                                                          2011   2.209       1.781    --
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.377       1.566    --
                                                                          2015   1.455       1.377    --
                                                                          2014   1.309       1.455    --
                                                                          2013   0.997       1.309    --
                                                                          2012   0.862       0.997    --
                                                                          2011   0.915       0.862    --
                                                                          2010   0.797       0.915    --
                                                                          2009   0.686       0.797    --
                                                                          2008   1.097       0.686    --
                                                                          2007   1.075       1.097    --

                            PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)................. 2016   2.234       2.544       152,255
                                                                                 2015   2.359       2.234       228,835
                                                                                 2014   2.167       2.359       249,810
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).......................... 2016   1.363       1.379            --
                                                                                 2015   1.381       1.363            --
                                                                                 2014   1.314       1.381            --
                                                                                 2013   1.350       1.314            --
                                                                                 2012   1.279       1.350            --
                                                                                 2011   1.224       1.279            --
                                                                                 2010   1.151       1.224            --
                                                                                 2009   1.072       1.151            --
                                                                                 2008   1.131       1.072            --
                                                                                 2007   1.085       1.131            --
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)................. 2016   1.879       1.845       100,672
                                                                                 2015   1.802       1.879       125,503
                                                                                 2014   1.687       1.802       182,700
                                                                                 2013   1.281       1.687       279,952
                                                                                 2012   1.141       1.281       421,689
                                                                                 2011   1.277       1.141       533,282
                                                                                 2010   1.087       1.277       849,671
                                                                                 2009   0.864       1.087       947,974
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)................ 2016   0.932       0.917       552,765
                                                                                 2015   0.950       0.932       704,242
                                                                                 2014   0.968       0.950       755,435
                                                                                 2013   0.986       0.968     1,183,387
                                                                                 2012   1.005       0.986     2,274,590
                                                                                 2011   1.025       1.005     3,029,040
                                                                                 2010   1.044       1.025     3,459,210
                                                                                 2009   1.060       1.044     5,311,117
                                                                                 2008   1.050       1.060     6,266,981
                                                                                 2007   1.019       1.050     3,645,734
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)................... 2009   0.632       0.625            --
                                                                                 2008   1.078       0.632            --
                                                                                 2007   1.141       1.078            --
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.807       0.842            --
                                                                                 2008   1.491       0.807     1,015,023
                                                                                 2007   1.462       1.491     1,191,310
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.376       1.513            --
                                                                                 2012   1.212       1.376       513,462
                                                                                 2011   1.318       1.212       667,722
                                                                                 2010   1.174       1.318       980,560
                                                                                 2009   0.983       1.174     1,239,918
                                                                                 2008   1.642       0.983     1,207,265
                                                                                 2007   1.608       1.642     1,348,283
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.428       2.509            --
                                                                                 2015   2.408       2.428            --
                                                                                 2014   2.210       2.408            --
                                                                                 2013   1.698       2.210            --
                                                                                 2012   1.561       1.698            --
                                                                                 2011   1.642       1.561            --
                                                                                 2010   1.453       1.642            --
                                                                                 2009   0.993       1.453            --
                                                                                 2008   1.865       0.993            --
                                                                                 2007   1.578       1.865            --
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.652       1.734            --
                                                                                 2015   1.641       1.652            --
                                                                                 2014   1.513       1.641            --
                                                                                 2013   1.279       1.513            --
                                                                                 2012   1.160       1.279            --
                                                                                 2011   1.139       1.160            --
                                                                                 2010   1.058       1.139            --
                                                                                 2009   0.914       1.058            --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.967       2.072            --

                             PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                   2015   1.958       1.967            --
                                                                                   2014   1.803       1.958            --
                                                                                   2013   1.375       1.803            --
                                                                                   2012   1.242       1.375            --
                                                                                   2011   1.318       1.242            --
                                                                                   2010   1.200       1.318            --
                                                                                   2009   0.926       1.200            --
                                                                                   2008   1.504       0.926            --
 MSF MetLife Stock Index Subaccount (Class B) (5/09).............................. 2016   2.275       2.486            --
                                                                                   2015   2.298       2.275            --
                                                                                   2014   2.070       2.298            --
                                                                                   2013   1.602       2.070            --
                                                                                   2012   1.415       1.602            --
                                                                                   2011   1.419       1.415            --
                                                                                   2010   1.263       1.419            --
                                                                                   2009   1.029       1.263            --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)........................ 2016   1.849       1.977       801,336
                                                                                   2015   1.891       1.849       874,502
                                                                                   2014   1.777       1.891     1,072,022
                                                                                   2013   1.525       1.777     1,190,647
                                                                                   2012   1.396       1.525     1,610,415
                                                                                   2011   1.392       1.396     1,970,088
                                                                                   2010   1.292       1.392     2,679,029
                                                                                   2009   1.112       1.292     2,943,739
                                                                                   2008   1.459       1.112     3,099,073
                                                                                   2007   1.428       1.459     3,520,554
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2016   2.355       2.644            --
                                                                                   2015   2.404       2.355            --
                                                                                   2014   2.211       2.404            --
                                                                                   2013   1.660       2.211            --
                                                                                   2012   1.451       1.660            --
                                                                                   2011   1.466       1.451            --
                                                                                   2010   1.341       1.466            --
                                                                                   2009   1.131       1.341            --
                                                                                   2008   1.709       1.131            --
                                                                                   2007   1.618       1.709            --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2016   2.333       2.717            --
                                                                                   2015   2.364       2.333            --
                                                                                   2014   2.410       2.364            --
                                                                                   2013   1.933       2.410            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2016   1.857       1.850       103,503
                                                                                   2015   1.712       1.857       105,347
                                                                                   2014   1.604       1.712       108,578
                                                                                   2013   1.178       1.604            --
                                                                                   2012   1.012       1.178            --
                                                                                   2011   1.045       1.012            --
                                                                                   2010   0.912       1.045            --
                                                                                   2009   0.650       0.912            --
                                                                                   2008   1.142       0.650            --
                                                                                   2007   1.067       1.142            --
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2016   2.555       2.795            --
                                                                                   2015   2.541       2.555            --
                                                                                   2014   2.429       2.541            --
                                                                                   2013   1.717       2.429            --
                                                                                   2012   1.510       1.717            --
                                                                                   2011   1.517       1.510            --
                                                                                   2010   1.148       1.517            --
                                                                                   2009   0.844       1.148            --
                                                                                   2008   1.287       0.844            --
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.148       1.191            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.172       1.167            --

                        PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 1.90% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2015   1.186       1.172            --
                                                                         2014   1.174       1.186            --
                                                                         2013   1.204       1.174            --
                                                                         2012   1.185       1.204            --
                                                                         2011   1.143       1.185            --
                                                                         2010   1.099       1.143            --
                                                                         2009   1.072       1.099            --
                                                                         2008   1.095       1.072            --
                                                                         2007   1.068       1.095            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)......... 2007   1.105       1.126            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)........ 2009   1.186       1.224            --
                                                                         2008   1.153       1.186            --
                                                                         2007   1.081       1.153            --
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01)................ 2008   1.751       1.623            --
                                                                         2007   1.618       1.751            --
 Putnam VT International Equity Subaccount (Class IB) (5/01)............ 2007   2.097       2.268            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................. 2007   2.314       2.469            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)........... 2014   1.536       1.647            --
                                                                         2013   1.319       1.536            --
                                                                         2012   1.214       1.319            --
                                                                         2011   1.237       1.214            --
                                                                         2010   1.125       1.237            --
                                                                         2009   0.933       1.125            --
                                                                         2008   1.271       0.933            --
                                                                         2007   1.168       1.271            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (12/00).................... 2009   1.077       1.044            --
                                                                         2008   1.711       1.077     4,590,196
                                                                         2007   1.785       1.711     5,312,213
 Van Kampen LIT Enterprise Subaccount (Class II) (5/98)................. 2009   0.883       0.904            --
                                                                         2008   1.581       0.883       505,480
                                                                         2007   1.433       1.581       533,319





                          PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.00%
                                                                             UNIT      UNIT     NUMBER OF
                                                                            VALUE      VALUE      UNITS
                                                                              AT        AT     OUTSTANDING
                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                     YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds
 AIM V.I. Core Equity Subaccount (Series I) (4/06)............... 2007   1.077       1.152    --
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/03)........ 2016   2.810       2.772    --
                                                                  2015   2.681       2.810    --
                                                                  2014   2.673       2.681    --
                                                                  2013   2.111       2.673    --
                                                                  2012   1.758       2.111    --
                                                                  2011   1.968       1.758    --
                                                                  2010   1.797       1.968    --
                                                                  2009   1.288       1.797    --
                                                                  2008   2.133       1.288    --
                                                                  2007   1.895       2.133    --
 American Funds Growth Subaccount (Class 2) (5/03)............... 2016   2.498       2.681    --

                               PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2015   2.385       2.498            --
                                                                                       2014   2.242       2.385            --
                                                                                       2013   1.758       2.242            --
                                                                                       2012   1.522       1.758            --
                                                                                       2011   1.622       1.522            --
                                                                                       2010   1.394       1.622            --
                                                                                       2009   1.020       1.394            --
                                                                                       2008   1.858       1.020            --
                                                                                       2007   1.687       1.858            --
 American Funds Growth-Income Subaccount (Class 2) (5/03)............................. 2016   2.180       2.383            --
                                                                                       2015   2.192       2.180            --
                                                                                       2014   2.021       2.192            --
                                                                                       2013   1.544       2.021            --
                                                                                       2012   1.341       1.544            --
                                                                                       2011   1.394       1.341            --
                                                                                       2010   1.276       1.394            --
                                                                                       2009   0.992       1.276            --
                                                                                       2008   1.629       0.992            --
                                                                                       2007   1.582       1.629            --
Credit Suisse Trust
 Credit Suisse Trust Emerging Markets Subaccount (5/98)............................... 2007   2.883       3.016            --
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (4/98).......................... 2008   1.571       1.502            --
                                                                                       2007   1.497       1.571        12,672
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (4/98).................... 2008   1.355       1.277            --
                                                                                       2007   1.554       1.355        14,740
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/00)................. 2016   2.730       2.883       986,923
                                                                                       2015   2.773       2.730     1,128,696
                                                                                       2014   2.534       2.773     1,339,810
                                                                                       2013   1.974       2.534     1,816,162
                                                                                       2012   1.734       1.974     2,138,505
                                                                                       2011   1.820       1.734     3,060,370
                                                                                       2010   1.588       1.820     4,992,990
                                                                                       2009   1.196       1.588     5,744,275
                                                                                       2008   2.129       1.196     6,100,367
                                                                                       2007   1.852       2.129     6,479,455
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (12/00)....... 2016   2.520       2.536            --
                                                                                       2015   2.545       2.520            --
                                                                                       2014   2.346       2.545            --
                                                                                       2013   1.731       2.346            --
                                                                                       2012   1.445       1.731            --
                                                                                       2011   1.516       1.445         1,614
                                                                                       2010   1.311       1.516         1,711
                                                                                       2009   0.985       1.311         1,713
                                                                                       2008   1.713       0.985         2,008
                                                                                       2007   1.638       1.713         2,010
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (12/00)............................ 2016   3.328       3.651       562,128
                                                                                       2015   3.452       3.328       638,150
                                                                                       2014   3.321       3.452       771,784
                                                                                       2013   2.494       3.321       915,800
                                                                                       2012   2.221       2.494     1,092,739
                                                                                       2011   2.542       2.221     2,161,729
                                                                                       2010   2.017       2.542     2,500,860
                                                                                       2009   1.472       2.017     3,027,291
                                                                                       2008   2.487       1.472     3,381,604
                                                                                       2007   2.200       2.487     3,747,840
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03).................. 2008   3.490       3.171            --
                                                                                       2007   2.765       3.490            --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)............................. 2016   1.360       1.429            --

                            PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2015   1.484       1.360            --
                                                                                  2014   1.703       1.484            --
                                                                                  2013   1.413       1.703            --
                                                                                  2012   1.220       1.413            --
                                                                                  2011   1.392       1.220            --
                                                                                  2010   1.310       1.392            --
                                                                                  2009   0.975       1.310            --
                                                                                  2008   1.669       0.975            --
                                                                                  2007   1.475       1.669            --
Janus Aspen Series
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)............. 2010   1.662       1.683            --
                                                                                  2009   1.350       1.662         1,631
                                                                                  2008   1.940       1.350         1,911
                                                                                  2007   1.627       1.940         1,913
 Janus Aspen Global Research Subaccount (Service Shares) (5/00).................. 2008   1.689       1.589            --
                                                                                  2007   1.576       1.689         1,296
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)................ 2011   2.057       2.199            --
                                                                                  2010   1.687       2.057         3,426
                                                                                  2009   1.097       1.687         3,432
                                                                                  2008   1.998       1.097         3,438
                                                                                  2007   1.675       1.998         3,443
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (4/07)....... 2016   3.063       3.039       303,747
                                                                                  2015   3.180       3.063       371,583
                                                                                  2014   2.695       3.180       394,818
                                                                                  2013   1.860       2.695       511,847
                                                                                  2012   1.599       1.860       609,720
                                                                                  2011   1.592       1.599       876,220
                                                                                  2010   1.299       1.592     1,106,476
                                                                                  2009   0.985       1.299     1,573,740
                                                                                  2008   1.686       0.985     1,667,774
                                                                                  2007   1.753       1.686     1,888,452
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   2.131       2.140            --
                                                                                  2013   1.645       2.131       375,561
                                                                                  2012   1.460       1.645       488,888
                                                                                  2011   1.588       1.460     1,802,756
                                                                                  2010   1.389       1.588       968,174
                                                                                  2009   1.095       1.389     1,076,905
                                                                                  2008   1.762       1.095     1,218,562
                                                                                  2007   1.845       1.762     1,500,099
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (4/07)............ 2016   2.373       2.554            --
                                                                                  2015   2.383       2.373            --
                                                                                  2014   2.191       2.383            --
                                                                                  2013   1.719       2.191            --
                                                                                  2012   1.513       1.719            --
                                                                                  2011   1.504       1.513            --
                                                                                  2010   1.362       1.504            --
                                                                                  2009   1.138       1.362            --
                                                                                  2008   1.643       1.138            --
                                                                                  2007   1.591       1.643            --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (4/07)........ 2016   2.701       2.843       206,536
                                                                                  2015   2.510       2.701       257,399
                                                                                  2014   2.246       2.510       283,971
                                                                                  2013   1.662       2.246       320,323
                                                                                  2012   1.409       1.662       350,753
                                                                                  2011   1.447       1.409       485,624
                                                                                  2010   1.344       1.447       637,592
                                                                                  2009   0.963       1.344       733,968
                                                                                  2008   1.567       0.963       890,777
                                                                                  2007   1.569       1.567     1,031,593
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (4/98)......... 2016   2.353       2.606        49,491

                            PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   2.471       2.353        54,985
                                                                                 2014   2.257       2.471        68,923
                                                                                 2013   1.739       2.257        79,178
                                                                                 2012   1.523       1.739        72,117
                                                                                 2011   1.481       1.523       114,358
                                                                                 2010   1.380       1.481       127,576
                                                                                 2009   1.131       1.380       164,528
                                                                                 2008   1.792       1.131       173,653
                                                                                 2007   1.760       1.792       195,320
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/00)....... 2016   3.435       3.562       257,626
                                                                                 2015   3.665       3.435       298,870
                                                                                 2014   3.592       3.665       319,918
                                                                                 2013   2.492       3.592       420,501
                                                                                 2012   2.129       2.492       503,048
                                                                                 2011   2.142       2.129     1,348,700
                                                                                 2010   1.746       2.142     1,137,504
                                                                                 2009   1.248       1.746     1,181,997
                                                                                 2008   2.147       1.248     1,349,432
                                                                                 2007   1.991       2.147     1,576,101
 LMPVET Equity Index Subaccount (Class II) (5/99)............................... 2009   1.017       0.989            --
                                                                                 2008   1.660       1.017            --
                                                                                 2007   1.614       1.660            --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 2011   0.958       0.945            --
                                                                                 2010   0.895       0.958         6,122
                                                                                 2009   0.777       0.895         6,133
                                                                                 2008   1.006       0.777         6,144
                                                                                 2007   1.013       1.006         6,154
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (5/98)..................................... 2007   1.760       1.844            --
 LMPVPI Large Cap Growth Subaccount (Class I) (5/02)............................ 2007   1.491       1.551            --
Legg Mason Partners Variable Portfolios II
 LMPVPII Aggressive Growth Subaccount (Class I) (5/02).......................... 2007   1.750       1.809            --
 LMPVPII Growth and Income Subaccount (Class I) (5/02).......................... 2007   1.566       1.633            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/03)..................... 2007   1.592       1.653            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/03)......................... 2007   1.780       1.960            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06).................... 2008   1.854       1.785            --
                                                                                 2007   1.784       1.854         9,246
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *........................ 2016   2.042       2.289            --
                                                                                 2015   2.161       2.042            --
                                                                                 2014   2.130       2.161            --
                                                                                 2013   1.978       2.130            --
                                                                                 2012   1.726       1.978            --
                                                                                 2011   1.716       1.726            --
                                                                                 2010   1.506       1.716            --
                                                                                 2009   1.042       1.506            --
                                                                                 2008   1.402       1.042            --
                                                                                 2007   1.392       1.402         4,098
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).................... 2016   1.108       1.099       623,747
                                                                                 2015   1.145       1.108       678,267
                                                                                 2014   1.027       1.145       829,063
                                                                                 2013   1.010       1.027       978,432
                                                                                 2012   0.816       1.010     1,167,503
                                                                                 2011   0.879       0.816     1,500,974
                                                                                 2010   0.771       0.879     3,091,439
                                                                                 2009   0.582       0.771     3,389,015
                                                                                 2008   1.016       0.582     3,476,036
                                                                                 2007   1.217       1.016     3,592,866
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06).............. 2014   2.648       2.754            --

                          PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2013   2.092       2.648         3,623
                                                                              2012   1.738       2.092         3,628
                                                                              2011   1.913       1.738         3,633
                                                                              2010   1.780       1.913         3,639
                                                                              2009   1.268       1.780         3,646
                                                                              2008   2.224       1.268         3,652
                                                                              2007   1.740       2.224         3,658
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).............. 2016   2.906       2.933            --
                                                                              2015   3.082       2.906            --
                                                                              2014   2.746       3.082         3,618
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *............. 2016   2.378       2.527            --
                                                                              2015   2.535       2.378            --
                                                                              2014   2.738       2.535            --
                                                                              2013   2.135       2.738            --
                                                                              2012   1.683       2.135            --
                                                                              2011   1.996       1.683            --
                                                                              2010   1.745       1.996            --
                                                                              2009   1.145       1.745            --
                                                                              2008   1.971       1.145            --
                                                                              2007   2.028       1.971            --
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................... 2016   2.211       2.542     2,309,431
                                                                              2015   2.398       2.211     2,586,479
                                                                              2014   2.238       2.398     3,055,988
                                                                              2013   1.687       2.238     2,479,519
                                                                              2012   1.452       1.687     3,248,023
                                                                              2011   1.503       1.452     4,485,443
                                                                              2010   1.335       1.503     6,475,576
                                                                              2009   1.073       1.335     7,478,360
 MIST Invesco Mid Cap Value Subaccount (Class B) (5/06) *.................... 2016   1.255       1.420            --
                                                                              2015   1.406       1.255            --
                                                                              2014   1.308       1.406            --
                                                                              2013   1.024       1.308            --
                                                                              2012   0.911       1.024            --
                                                                              2011   0.965       0.911         2,649
                                                                              2010   0.785       0.965         2,809
                                                                              2009   0.633       0.785         2,812
                                                                              2008   1.054       0.633         3,296
                                                                              2007   1.069       1.054         3,299
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.907       0.896            --
                                                                              2008   1.237       0.907            --
                                                                              2007   1.187       1.237            --
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   2.089       2.149            --
                                                                              2015   2.172       2.089            --
                                                                              2014   2.108       2.172            --
                                                                              2013   1.988       2.108            --
                                                                              2012   1.792       1.988            --
                                                                              2011   1.744       1.792         3,252
                                                                              2010   1.572       1.744         3,448
                                                                              2009   1.170       1.572         3,452
                                                                              2008   1.462       1.170         4,045
                                                                              2007   1.396       1.462         8,046
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2016   2.249       2.466       140,368
                                                                              2015   2.658       2.249       189,209
                                                                              2014   2.892       2.658       208,771
                                                                              2013   3.099       2.892       259,967
                                                                              2012   2.655       3.099       323,099
                                                                              2011   3.320       2.655       764,431
                                                                              2010   2.732       3.320       781,920
                                                                              2009   1.647       2.732       998,834
                                                                              2008   3.767       1.647     1,040,730
                                                                              2007   2.997       3.767     1,137,056
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class B) (4/08)....... 2009   1.451       2.402            --
                                                                              2008   3.176       1.451            --
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.935       0.888            --
                                                                              2008   1.664       0.935       500,746
                                                                              2007   1.517       1.664       593,369
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06).......... 2007   1.730       1.812            --

                           PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                          UNIT      UNIT     NUMBER OF
                                                                                         VALUE      VALUE      UNITS
                                                                                           AT        AT     OUTSTANDING
                                                                                       BEGINNING   END OF       AT
PORTFOLIO NAME                                                                  YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------ ------ ----------- -------- ------------
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)........... 2016   2.344       2.488            --
                                                                               2015   2.290       2.344            --
                                                                               2014   2.056       2.290            --
                                                                               2013   1.563       2.056            --
                                                                               2012   1.405       1.563            --
                                                                               2011   1.431       1.405            --
                                                                               2010   1.296       1.431            --
                                                                               2009   1.110       1.296            --
                                                                               2008   1.805       1.110            --
                                                                               2007   1.797       1.805            --
 MIST MetLife Small Cap Value Subaccount (Class B) (4/06) *................... 2016   1.210       1.557            --
                                                                               2015   1.305       1.210            --
                                                                               2014   1.309       1.305            --
                                                                               2013   1.008       1.309            --
                                                                               2012   0.872       1.008            --
                                                                               2011   0.977       0.872            --
                                                                               2010   0.831       0.977            --
                                                                               2009   0.671       0.831         2,853
                                                                               2008   0.975       0.671         2,857
                                                                               2007   1.026       0.975         2,861
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/07) *....... 2016   1.923       1.869       460,519
                                                                               2015   1.998       1.923       490,954
                                                                               2014   2.190       1.998       603,150
                                                                               2013   1.873       2.190       735,135
                                                                               2012   1.638       1.873       872,039
                                                                               2011   1.871       1.638     1,245,915
                                                                               2010   1.714       1.871     1,668,550
                                                                               2009   1.329       1.714     2,061,185
                                                                               2008   2.352       1.329     2,232,811
                                                                               2007   2.246       2.352     2,156,660
 MIST MLA Mid Cap Subaccount (Class A) (4/08)................................. 2013   1.756       1.901            --
                                                                               2012   1.697       1.756            --
                                                                               2011   1.825       1.697            --
                                                                               2010   1.510       1.825            --
                                                                               2009   1.123       1.510            --
                                                                               2008   1.781       1.123         9,246
 MIST Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08) *............. 2016   2.183       1.958            --
                                                                               2015   2.344       2.183            --
                                                                               2014   2.368       2.344            --
                                                                               2013   1.737       2.368            --
                                                                               2012   1.622       1.737            --
                                                                               2011   1.778       1.622            --
                                                                               2010   1.373       1.778            --
                                                                               2009   0.891       1.373            --
                                                                               2008   1.610       0.891            --
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/06) *................. 2016   1.342       1.319            --
                                                                               2015   1.318       1.342            --
                                                                               2014   1.316       1.318            --
                                                                               2013   1.056       1.316            --
                                                                               2012   0.889       1.056            --
                                                                               2011   0.991       0.889        16,505
                                                                               2010   0.872       0.991        16,046
                                                                               2009   0.636       0.872        13,986
                                                                               2008   1.092       0.636        14,496
                                                                               2007   1.048       1.092        10,809
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *............ 2016   1.344       1.385            --
                                                                               2015   1.412       1.344            --
                                                                               2014   1.396       1.412            --
                                                                               2013   1.565       1.396            --
                                                                               2012   1.461       1.565            --
                                                                               2011   1.336       1.461         5,608
                                                                               2010   1.262       1.336         5,946
                                                                               2009   1.088       1.262         5,954
                                                                               2008   1.189       1.088         6,978
                                                                               2007   1.126       1.189         6,985
 MIST PIMCO Total Return Subaccount (Class B) (5/09).......................... 2016   1.498       1.507            --

                        PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.529       1.498            --
                                                                          2014   1.497       1.529            --
                                                                          2013   1.557       1.497            --
                                                                          2012   1.454       1.557         5,744
                                                                          2011   1.437       1.454        12,731
                                                                          2010   1.356       1.437        13,059
                                                                          2009   1.220       1.356        14,351
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.065       2.075            --
                                                                          2015   2.105       2.065            --
                                                                          2014   1.932       2.105            --
                                                                          2013   1.481       1.932            --
                                                                          2012   1.367       1.481            --
                                                                          2011   1.461       1.367            --
                                                                          2010   1.282       1.461            --
                                                                          2009   1.056       1.282            --
                                                                          2008   1.604       1.056            --
                                                                          2007   1.559       1.604            --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   1.917       1.962            --
                                                                          2015   1.981       1.917            --
                                                                          2014   1.933       1.981            --
                                                                          2013   1.942       1.933            --
                                                                          2012   1.775       1.942            --
                                                                          2011   1.747       1.775            --
                                                                          2010   1.589       1.747            --
                                                                          2009   1.218       1.589            --
                                                                          2008   1.392       1.218            --
                                                                          2007   1.332       1.392            --
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   1.940       2.025            --
                                                                          2012   1.766       1.940         3,415
                                                                          2011   2.191       1.766         3,420
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.363       1.550       130,423
                                                                          2015   1.443       1.363       139,177
                                                                          2014   1.299       1.443       159,222
                                                                          2013   0.991       1.299       227,494
                                                                          2012   0.857       0.991       341,742
                                                                          2011   0.911       0.857       463,576
                                                                          2010   0.794       0.911       777,803
                                                                          2009   0.684       0.794       763,957
                                                                          2008   1.095       0.684       811,792
                                                                          2007   1.075       1.095       776,259
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   2.205       2.509       204,166
                                                                          2015   2.331       2.205       240,051
                                                                          2014   2.142       2.331       265,274
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2016   1.346       1.360            --
                                                                          2015   1.365       1.346            --
                                                                          2014   1.300       1.365            --
                                                                          2013   1.337       1.300            --
                                                                          2012   1.268       1.337            --
                                                                          2011   1.214       1.268            --
                                                                          2010   1.143       1.214            --
                                                                          2009   1.065       1.143            --
                                                                          2008   1.126       1.065            --
                                                                          2007   1.080       1.126         9,254
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   1.855       1.820       252,123
                                                                          2015   1.781       1.855       281,166
                                                                          2014   1.668       1.781       334,616
                                                                          2013   1.268       1.668       459,800
                                                                          2012   1.131       1.268       567,016
                                                                          2011   1.267       1.131     2,217,179
                                                                          2010   1.079       1.267     2,732,973
                                                                          2009   0.859       1.079     2,888,512
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class A) (4/06)......... 2016   0.920       0.905       749,401

                            PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   0.938       0.920        770,208
                                                                                 2014   0.957       0.938        907,229
                                                                                 2013   0.977       0.957        895,283
                                                                                 2012   0.997       0.977      2,402,313
                                                                                 2011   1.017       0.997      2,644,205
                                                                                 2010   1.037       1.017      3,338,692
                                                                                 2009   1.054       1.037      4,000,346
                                                                                 2008   1.045       1.054      4,658,542
                                                                                 2007   1.015       1.045      3,248,373
 MSF Capital Guardian U.S. Equity Subaccount (Class A) (4/07)................... 2009   0.631       0.623             --
                                                                                 2008   1.077       0.631             --
                                                                                 2007   1.140       1.077             --
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.803       0.836             --
                                                                                 2008   1.484       0.803      2,531,428
                                                                                 2007   1.457       1.484      2,725,537
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.362       1.498             --
                                                                                 2012   1.202       1.362        631,147
                                                                                 2011   1.308       1.202      2,212,970
                                                                                 2010   1.166       1.308      2,508,994
                                                                                 2009   0.977       1.166      2,643,003
                                                                                 2008   1.634       0.977      2,798,380
                                                                                 2007   1.602       1.634      2,919,015
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   2.397       2.474             --
                                                                                 2015   2.379       2.397             --
                                                                                 2014   2.186       2.379             --
                                                                                 2013   1.681       2.186             --
                                                                                 2012   1.547       1.681             --
                                                                                 2011   1.630       1.547             --
                                                                                 2010   1.443       1.630             --
                                                                                 2009   0.987       1.443          2,453
                                                                                 2008   1.855       0.987          2,457
                                                                                 2007   1.572       1.855          5,995
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.633       1.712             --
                                                                                 2015   1.624       1.633             --
                                                                                 2014   1.498       1.624             --
                                                                                 2013   1.268       1.498             --
                                                                                 2012   1.151       1.268             --
                                                                                 2011   1.131       1.151             --
                                                                                 2010   1.052       1.131             --
                                                                                 2009   0.909       1.052             --
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.942       2.043             --
                                                                                 2015   1.935       1.942             --
                                                                                 2014   1.784       1.935             --
                                                                                 2013   1.361       1.784             --
                                                                                 2012   1.231       1.361             --
                                                                                 2011   1.308       1.231             --
                                                                                 2010   1.192       1.308             --
                                                                                 2009   0.921       1.192             --
                                                                                 2008   1.496       0.921         12,672
 MSF MetLife Stock Index Subaccount (Class B) (5/09)............................ 2016   2.246       2.452             --
                                                                                 2015   2.270       2.246             --
                                                                                 2014   2.048       2.270             --
                                                                                 2013   1.586       2.048             --
                                                                                 2012   1.402       1.586             --
                                                                                 2011   1.408       1.402             --
                                                                                 2010   1.254       1.408             --
                                                                                 2009   1.022       1.254             --
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)...................... 2016   1.825       1.950      1,622,454
                                                                                 2015   1.869       1.825      1,874,060
                                                                                 2014   1.758       1.869      2,210,537
                                                                                 2013   1.510       1.758      2,720,201
                                                                                 2012   1.384       1.510      3,336,304
                                                                                 2011   1.381       1.384      5,319,088
                                                                                 2010   1.283       1.381      7,021,062
                                                                                 2009   1.106       1.283      8,166,008
                                                                                 2008   1.452       1.106      8,852,664
                                                                                 2007   1.422       1.452     10,175,119

                             PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                                              UNIT      UNIT     NUMBER OF
                                                                                             VALUE      VALUE      UNITS
                                                                                               AT        AT     OUTSTANDING
                                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                                      YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)............................... 2016   2.327       2.610            --
                                                                                   2015   2.378       2.327            --
                                                                                   2014   2.189       2.378            --
                                                                                   2013   1.646       2.189            --
                                                                                   2012   1.439       1.646        11,690
                                                                                   2011   1.456       1.439        11,690
                                                                                   2010   1.333       1.456        11,690
                                                                                   2009   1.126       1.333        11,690
                                                                                   2008   1.702       1.126            --
                                                                                   2007   1.613       1.702            --
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)......................... 2016   2.304       2.680            --
                                                                                   2015   2.337       2.304            --
                                                                                   2014   2.384       2.337            --
                                                                                   2013   1.914       2.384            --
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2016   1.839       1.830       461,142
                                                                                   2015   1.698       1.839       585,323
                                                                                   2014   1.591       1.698       696,543
                                                                                   2013   1.170       1.591         5,485
                                                                                   2012   1.006       1.170            --
                                                                                   2011   1.040       1.006        13,619
                                                                                   2010   0.909       1.040        13,888
                                                                                   2009   0.648       0.909        14,568
                                                                                   2008   1.140       0.648        14,913
                                                                                   2007   1.066       1.140        13,549
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08) *................. 2016   2.522       2.756            --
                                                                                   2015   2.511       2.522            --
                                                                                   2014   2.403       2.511            --
                                                                                   2013   1.700       2.403            --
                                                                                   2012   1.497       1.700            --
                                                                                   2011   1.505       1.497         1,466
                                                                                   2010   1.140       1.505         1,555
                                                                                   2009   0.839       1.140         1,556
                                                                                   2008   1.280       0.839        11,156
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)......... 2007   1.145       1.187            --
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.159       1.152            --
                                                                                   2015   1.174       1.159            --
                                                                                   2014   1.163       1.174            --
                                                                                   2013   1.193       1.163            --
                                                                                   2012   1.176       1.193            --
                                                                                   2011   1.135       1.176            --
                                                                                   2010   1.093       1.135            --
                                                                                   2009   1.067       1.093            --
                                                                                   2008   1.091       1.067            --
                                                                                   2007   1.065       1.091            --
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (5/03)................... 2007   1.100       1.121            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.179       1.216            --
                                                                                   2008   1.148       1.179        10,204
                                                                                   2007   1.077       1.148        12,636
Putnam Variable Trust
 Putnam VT Discovery Growth Subaccount (Class IB) (5/01).......................... 2008   1.743       1.615            --
                                                                                   2007   1.612       1.743            --
 Putnam VT International Equity Subaccount (Class IB) (5/01)...................... 2007   2.089       2.258            --
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   2.305       2.458            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)..................... 2014   1.521       1.630            --
                                                                                   2013   1.307       1.521            --
                                                                                   2012   1.205       1.307            --
                                                                                   2011   1.229       1.205            --
                                                                                   2010   1.118       1.229            --
                                                                                   2009   0.929       1.118            --
                                                                                   2008   1.267       0.929            --
                                                                                   2007   1.165       1.267            --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (12/00).............................. 2009   1.071       1.038            --

                   PORTFOLIO ARCHITECT -- SEPARATE ACCOUNT CHARGES 2.00% (CONTINUED)
                                                                           UNIT      UNIT     NUMBER OF
                                                                          VALUE      VALUE      UNITS
                                                                            AT        AT     OUTSTANDING
                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                   YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------- ------ ----------- -------- ------------
                                                                2008   1.702       1.071     8,178,524
                                                                2007   1.778       1.702     9,563,447
 Van Kampen LIT Enterprise Subaccount (Class II) (5/98)........ 2009   0.878       0.899            --
                                                                2008   1.574       0.878       228,084
                                                                2007   1.428       1.574       276,057


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2016.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2016 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Fund-AIM V.I. Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, AllianceBernstein Variable Products Series Fund, Inc.-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Funds, Inc.-Mercury Global Allocation V.I. Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Funds, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Balanced Portfolio merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Lord Abbett Series Fund, Inc.-Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Lord Abbett Series Fund, Inc.-Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account
Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Mercury Large-Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-MFS Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-MFS Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-MFS Value Portfolio merged into Met Investors Series Trust-MFS Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, TheTravelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(Reg.
TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Franklin Templeton Variable Insurance Products Trust-Templeton Developing Markets Securities Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-MFS(Reg. TM) Emerging Markets Equity Portfolio - Class B was exchanged for Met Investors Series Trust- MFS(Reg. TM) Emerging Markets Equity Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series-Global Technology Portfolio was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.


Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.



                              FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Subaccounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife of CT Separate Account Eleven for Variable Annuities and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Subaccounts listed in Note 2.A as of December 31, 2016, the related statements of operations for the year then ended, the statements of changes in net assets for the respective stated periods in the two years then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2016, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2016, the results of their operations for the year then ended, the changes in their net assets for the respective stated periods in the two years then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 24, 2017

This page is intentionally left blank.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2016


                                              AB GLOBAL THEMATIC       ALGER CAPITAL         AMERICAN FUNDS        AMERICAN FUNDS
                                                    GROWTH             APPRECIATION               BOND              GLOBAL GROWTH
                                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             -------------------   --------------------   --------------------   -------------------
ASSETS:
   Investments at fair value..............   $           395,223   $          2,393,355   $          4,872,465   $        94,479,493
   Due from MetLife Insurance
     Company USA..........................                    --                     --                     --                    --
                                             -------------------   --------------------   --------------------   -------------------
        Total Assets......................               395,223              2,393,355              4,872,465            94,479,493
                                             -------------------   --------------------   --------------------   -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA..........................                    --                      1                      1                     7
                                             -------------------   --------------------   --------------------   -------------------
        Total Liabilities.................                    --                      1                      1                     7
                                             -------------------   --------------------   --------------------   -------------------

NET ASSETS................................   $           395,223   $          2,393,354   $          4,872,464   $        94,479,486
                                             ===================   ====================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $           395,223   $          2,393,354   $          4,872,464   $        94,283,664
   Net assets from contracts in payout....                    --                     --                     --               195,822
                                             -------------------   --------------------   --------------------   -------------------
        Total Net Assets..................   $           395,223   $          2,393,354   $          4,872,464   $        94,479,486
                                             ===================   ====================   ====================   ===================


 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                             AMERICAN FUNDS
                                              GLOBAL SMALL         AMERICAN FUNDS        AMERICAN FUNDS      DELAWARE VIP SMALL
                                             CAPITALIZATION            GROWTH             GROWTH-INCOME           CAP VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          1,744,805  $        227,525,841  $        193,185,216  $         11,287,261
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................             1,744,805           227,525,841           193,185,216            11,287,261
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     1                    10                    13                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     1                    10                    13                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $          1,744,804  $        227,525,831  $        193,185,203  $         11,287,261
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,740,612  $        227,158,129  $        192,632,502  $         11,287,261
   Net assets from contracts in payout..                 4,192               367,702               552,701                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $          1,744,804  $        227,525,831  $        193,185,203  $         11,287,261
                                          ====================  ====================  ====================  ====================

                                               DEUTSCHE II
                                              GOVERNMENT &           DEUTSCHE II        DREYFUS SOCIALLY         FIDELITY VIP
                                            AGENCY SECURITIES    SMALL MID CAP VALUE   RESPONSIBLE GROWTH         CONTRAFUND
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                          --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          2,265,392  $          4,233,446  $            503,432  $         200,953,173
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Assets....................             2,265,392             4,233,446               503,432            200,953,173
                                          --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                     6                     1                     12
                                          --------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                     2                     6                     1                     12
                                          --------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $          2,265,390  $          4,233,440  $            503,431  $         200,953,161
                                          ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,265,390  $          4,233,440  $            503,431  $         200,641,163
   Net assets from contracts in payout..                    --                    --                    --                311,998
                                          --------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $          2,265,390  $          4,233,440  $            503,431  $         200,953,161
                                          ====================  ====================  ====================  =====================

                                              FIDELITY VIP
                                             DYNAMIC CAPITAL        FIDELITY VIP
                                              APPRECIATION          EQUITY-INCOME
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $          1,801,249  $        233,851,524
   Due from MetLife Insurance
     Company USA........................                    --                     4
                                          --------------------  --------------------
        Total Assets....................             1,801,249           233,851,528
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                    --
                                          --------------------  --------------------
        Total Liabilities...............                     2                    --
                                          --------------------  --------------------

NET ASSETS..............................  $          1,801,247  $        233,851,528
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,801,247  $        233,453,191
   Net assets from contracts in payout..                    --               398,337
                                          --------------------  --------------------
        Total Net Assets................  $          1,801,247  $        233,851,528
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                              FIDELITY VIP          FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                              FREEDOM 2020          FREEDOM 2025          FREEDOM 2030          FREEDOM 2040
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            425,860  $            335,285  $            561,345  $             62,157
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................               425,860               335,285               561,345                62,157
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     5                     4                     5                     5
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     5                     4                     5                     5
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $            425,855  $            335,281  $            561,340  $             62,152
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            425,855  $            335,281  $            561,340  $             62,152
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $            425,855  $            335,281  $            561,340  $             62,152
                                          ====================  ====================  ====================  ====================

                                             FIDELITY VIP          FIDELITY VIP       FIDELITY VIP HIGH
                                             FREEDOM 2050        FUNDSMANAGER 60%          INCOME         FIDELITY VIP MID CAP
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            47,806  $       593,192,632  $         19,469,817  $        245,490,770
   Due from MetLife Insurance
     Company USA........................                   --                   --                    --                    --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................               47,806          593,192,632            19,469,817           245,490,770
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    3                   11                     2                    12
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                    3                   11                     2                    12
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $            47,803  $       593,192,621  $         19,469,815  $        245,490,758
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            47,803  $       593,192,621  $         19,442,114  $        244,873,788
   Net assets from contracts in payout..                   --                   --                27,701               616,970
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $            47,803  $       593,192,621  $         19,469,815  $        245,490,758
                                          ===================  ===================  ====================  ====================

                                             FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                               INCOME VIP         MUTUAL SHARES VIP
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         19,714,291  $         14,806,916
   Due from MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
        Total Assets....................            19,714,291            14,806,916
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     6                    --
                                          --------------------  --------------------
        Total Liabilities...............                     6                    --
                                          --------------------  --------------------

NET ASSETS..............................  $         19,714,285  $         14,806,916
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         19,695,625  $         14,792,507
   Net assets from contracts in payout..                18,660                14,409
                                          --------------------  --------------------
        Total Net Assets................  $         19,714,285  $         14,806,916
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                   FTVIPT FRANKLIN       FTVIPT TEMPLETON
                                             FTVIPT FRANKLIN        SMALL-MID CAP           DEVELOPING          FTVIPT TEMPLETON
                                          RISING DIVIDENDS VIP       GROWTH VIP             MARKETS VIP            FOREIGN VIP
                                               SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                          --------------------  ---------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $         14,124,271  $          23,462,689  $         14,638,051  $          55,454,726
   Due from MetLife Insurance
     Company USA........................                    --                     --                    --                     --
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Assets....................            14,124,271             23,462,689            14,638,051             55,454,726
                                          --------------------  ---------------------  --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   124                      8                    --                     11
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Liabilities...............                   124                      8                    --                     11
                                          --------------------  ---------------------  --------------------  ---------------------

NET ASSETS..............................  $         14,124,147  $          23,462,681  $         14,638,051  $          55,454,715
                                          ====================  =====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         14,124,147  $          23,439,019  $         14,636,801  $          55,355,034
   Net assets from contracts in payout..                    --                 23,662                 1,250                 99,681
                                          --------------------  ---------------------  --------------------  ---------------------
        Total Net Assets................  $         14,124,147  $          23,462,681  $         14,638,051  $          55,454,715
                                          ====================  =====================  ====================  =====================


                                               INVESCO V.I.          INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                                 COMSTOCK        DIVERSIFIED DIVIDEND    EQUITY AND INCOME   GOVERNMENT SECURITIES
                                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          ---------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $           5,383,721  $          1,252,866  $         49,784,834  $          7,417,832
   Due from MetLife Insurance
     Company USA........................                     --                    --                    --                    --
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Assets....................              5,383,721             1,252,866            49,784,834             7,417,832
                                          ---------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                      1                     3                    --                     2
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                      1                     3                    --                     2
                                          ---------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $           5,383,720  $          1,252,863  $         49,784,834  $          7,417,830
                                          =====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           5,312,656  $          1,228,449  $         49,733,494  $          7,308,487
   Net assets from contracts in payout..                 71,064                24,414                51,340               109,343
                                          ---------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $           5,383,720  $          1,252,863  $         49,784,834  $          7,417,830
                                          =====================  ====================  ====================  =====================


                                              INVESCO V.I.          INVESCO V.I.
                                           MANAGED VOLATILITY       S&P 500 INDEX
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  ---------------------
ASSETS:
   Investments at fair value............  $          1,233,409  $           1,905,677
   Due from MetLife Insurance
     Company USA........................                    --                     --
                                          --------------------  ---------------------
        Total Assets....................             1,233,409              1,905,677
                                          --------------------  ---------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     3                      1
                                          --------------------  ---------------------
        Total Liabilities...............                     3                      1
                                          --------------------  ---------------------

NET ASSETS..............................  $          1,233,406  $           1,905,676
                                          ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          1,233,406  $           1,879,693
   Net assets from contracts in payout..                    --                 25,983
                                          --------------------  ---------------------
        Total Net Assets................  $          1,233,406  $           1,905,676
                                          ====================  =====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                                                 LMPVET
                                              JANUS ASPEN           JANUS ASPEN          JANUS ASPEN      CLEARBRIDGE VARIABLE
                                              ENTERPRISE          GLOBAL RESEARCH         OVERSEAS          AGGRESSIVE GROWTH
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $        12,288,725  $            675,744  $        28,762,285  $        328,523,989
   Due from MetLife Insurance
     Company USA........................                   --                    20                   --                    --
                                          -------------------  --------------------  -------------------  --------------------
       Total Assets.....................           12,288,725               675,764           28,762,285           328,523,989
                                          -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    6                    --                   --                    10
                                          -------------------  --------------------  -------------------  --------------------
       Total Liabilities................                    6                    --                   --                    10
                                          -------------------  --------------------  -------------------  --------------------

NET ASSETS..............................  $        12,288,719  $            675,764  $        28,762,285  $        328,523,979
                                          ===================  ====================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        12,237,169  $            675,764  $        28,712,146  $        327,889,151
   Net assets from contracts in payout..               51,550                    --               50,139               634,828
                                          -------------------  --------------------  -------------------  --------------------
       Total Net Assets.................  $        12,288,719  $            675,764  $        28,762,285  $        328,523,979
                                          ===================  ====================  ===================  ====================

                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              APPRECIATION        DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        245,202,998  $        90,118,546   $         89,099,811  $       114,104,973
   Due from MetLife Insurance
     Company USA........................                    --                   --                     --                   --
                                          --------------------  --------------------  --------------------  --------------------
       Total Assets.....................           245,202,998           90,118,546             89,099,811          114,104,973
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     5                   14                     14                   12
                                          --------------------  --------------------  --------------------  --------------------
       Total Liabilities................                     5                   14                     14                   12
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        245,202,993  $        90,118,532   $         89,099,797  $       114,104,961
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        244,780,925  $        89,585,647   $         88,607,740  $       113,438,899
   Net assets from contracts in payout..               422,068              532,885                492,057              666,062
                                          --------------------  --------------------  --------------------  --------------------
       Total Net Assets.................  $        245,202,993  $        90,118,532   $         89,099,797  $       114,104,961
                                          ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                 MID CAP          SMALL CAP GROWTH
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............   $        32,071,795  $         44,384,626
   Due from MetLife Insurance
     Company USA........................                    --                    --
                                          --------------------  --------------------
       Total Assets.....................            32,071,795            44,384,626
                                          --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     7                     8
                                          --------------------  --------------------
       Total Liabilities................                     7                     8
                                          --------------------  --------------------

NET ASSETS..............................   $        32,071,788  $         44,384,618
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        31,867,231  $         44,215,760
   Net assets from contracts in payout..               204,557               168,858
                                          --------------------  --------------------
       Total Net Assets.................   $        32,071,788  $         44,384,618
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                 LMPVET                                     LMPVET
                                               QS VARIABLE             LMPVET             QS VARIABLE         LMPVIT WESTERN
                                           CONSERVATIVE GROWTH   QS VARIABLE GROWTH     MODERATE GROWTH       ASSET CORE PLUS
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        44,206,329   $         20,311,235  $        30,093,588  $        60,157,963
   Due from MetLife Insurance
     Company USA........................                   --                     --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Assets.....................           44,206,329             20,311,235           30,093,588           60,157,963
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   --                      1                    1                    8
                                          --------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   --                      1                    1                    8
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        44,206,329   $         20,311,234  $        30,093,587  $        60,157,955
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        43,959,254   $         20,305,173  $        30,082,119  $        59,843,376
   Net assets from contracts in payout..              247,075                  6,061               11,468              314,579
                                          --------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        44,206,329   $         20,311,234  $        30,093,587  $        60,157,955
                                          ====================  ====================  ===================  ===================

                                             LMPVIT WESTERN          MIST AMERICAN       MIST AMERICAN         MIST AMERICAN
                                          ASSET VARIABLE GLOBAL     FUNDS BALANCED       FUNDS GROWTH         FUNDS MODERATE
                                             HIGH YIELD BOND          ALLOCATION          ALLOCATION            ALLOCATION
                                               SUBACCOUNT             SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                          ---------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         5,438,690    $         5,393,633  $         3,801,167  $         2,886,201
   Due from MetLife Insurance
     Company USA........................                   --                     --                   --                   --
                                          ---------------------  -------------------  -------------------  -------------------
       Total Assets.....................            5,438,690              5,393,633            3,801,167            2,886,201
                                          ---------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    4                     --                   --                   --
                                          ---------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    4                     --                   --                   --
                                          ---------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $         5,438,686    $         5,393,633  $         3,801,167  $         2,886,201
                                          =====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         5,322,786    $         5,393,633  $         3,801,167  $         2,886,201
   Net assets from contracts in payout..              115,900                     --                   --                   --
                                          ---------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $         5,438,686    $         5,393,633  $         3,801,167  $         2,886,201
                                          =====================  ===================  ===================  ===================


                                             MIST BLACKROCK    MIST CLARION GLOBAL
                                               HIGH YIELD          REAL ESTATE
                                               SUBACCOUNT          SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        82,544,601  $        58,508,427
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................           82,544,601           58,508,427
                                          -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   13                   10
                                          -------------------  -------------------
       Total Liabilities................                   13                   10
                                          -------------------  -------------------

NET ASSETS..............................  $        82,544,588  $        58,508,417
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        82,510,065  $        58,397,309
   Net assets from contracts in payout..               34,523              111,108
                                          -------------------  -------------------
       Total Net Assets.................  $        82,544,588  $        58,508,417
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                    MIST HARRIS
                                            MIST CLEARBRIDGE          OAKMARK            MIST INVESCO        MIST INVESCO
                                            AGGRESSIVE GROWTH      INTERNATIONAL           COMSTOCK          MID CAP VALUE
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        478,123,959  $        53,763,109  $       182,714,532  $        40,718,459
   Due from MetLife Insurance
     Company USA........................                    --                   --                   --                   --
                                          --------------------  -------------------  -------------------  -------------------
       Total Assets.....................           478,123,959           53,763,109          182,714,532           40,718,459
                                          --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    17                   12                   13                   11
                                          --------------------  -------------------  -------------------  -------------------
       Total Liabilities................                    17                   12                   13                   11
                                          --------------------  -------------------  -------------------  -------------------

NET ASSETS..............................  $        478,123,942  $        53,763,097  $       182,714,519  $        40,718,448
                                          ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        476,889,594  $        53,684,147  $       181,935,240  $        40,589,918
   Net assets from contracts in payout..             1,234,348               78,950              779,279              128,530
                                          --------------------  -------------------  -------------------  -------------------
       Total Net Assets.................  $        478,123,942  $        53,763,097  $       182,714,519  $        40,718,448
                                          ====================  ===================  ===================  ===================

                                                                                                            MIST MET/ABERDEEN
                                             MIST INVESCO          MIST JPMORGAN     MIST LOOMIS SAYLES     EMERGING MARKETS
                                           SMALL CAP GROWTH       SMALL CAP VALUE      GLOBAL MARKETS            EQUITY
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        12,959,924  $        11,768,564  $        125,927,261  $        37,203,676
   Due from MetLife Insurance
     Company USA........................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           12,959,924           11,768,564           125,927,261           37,203,676
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   10                   13                     3                   14
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   10                   13                     3                   14
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        12,959,914  $        11,768,551  $        125,927,258  $        37,203,662
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        12,943,044  $        11,761,524  $        125,637,159  $        37,143,043
   Net assets from contracts in payout..               16,870                7,027               290,099               60,619
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        12,959,914  $        11,768,551  $        125,927,258  $        37,203,662
                                          ===================  ===================  ====================  ===================


                                             MIST MET/EATON     MIST MET/WELLINGTON
                                           VANCE FLOATING RATE  LARGE CAP RESEARCH
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $          2,754,485  $        36,808,979
   Due from MetLife Insurance
     Company USA........................                    --                   --
                                          --------------------  -------------------
       Total Assets.....................             2,754,485           36,808,979
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2                    8
                                          --------------------  -------------------
       Total Liabilities................                     2                    8
                                          --------------------  -------------------

NET ASSETS..............................  $          2,754,483  $        36,808,971
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          2,745,997  $        36,726,435
   Net assets from contracts in payout..                 8,486               82,536
                                          --------------------  -------------------
       Total Net Assets.................  $          2,754,483  $        36,808,971
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                    MIST METLIFE
                                              MIST METLIFE           MULTI-INDEX         MIST METLIFE       MIST MFS RESEARCH
                                          ASSET ALLOCATION 100      TARGETED RISK       SMALL CAP VALUE       INTERNATIONAL
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        58,009,559   $           117,266  $        112,212,007  $        53,978,705
   Due from MetLife Insurance
     Company USA........................                   --                    --                    --                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           58,009,559               117,266           112,212,007           53,978,705
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   19                    --                    10                   11
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   19                    --                    10                   11
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        58,009,540   $           117,266  $        112,211,997  $        53,978,694
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        58,009,540   $           117,266  $        112,007,262  $        53,776,001
   Net assets from contracts in payout..                   --                    --               204,735              202,693
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        58,009,540   $           117,266  $        112,211,997  $        53,978,694
                                          ====================  ===================  ====================  ===================

                                              MIST MORGAN                                MIST PIMCO
                                            STANLEY MID CAP      MIST OPPENHEIMER    INFLATION PROTECTED   MIST PIMCO TOTAL
                                                GROWTH             GLOBAL EQUITY            BOND                RETURN
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         7,516,058  $       285,997,844  $        48,063,869   $       175,865,012
   Due from MetLife Insurance
     Company USA........................                   --                   --                   --                    --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................            7,516,058          285,997,844           48,063,869           175,865,012
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    4                   34                   10                    10
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    4                   34                   10                    10
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $         7,516,054  $       285,997,810  $        48,063,859   $       175,865,002
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         7,498,540  $       285,715,823  $        47,870,985   $       175,130,334
   Net assets from contracts in payout..               17,514              281,987              192,874               734,668
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $         7,516,054  $       285,997,810  $        48,063,859   $       175,865,002
                                          ===================  ===================  ====================  ===================


                                             MIST PYRAMIS        MIST SSGA GROWTH
                                             MANAGED RISK         AND INCOME ETF
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $            28,372  $       104,433,234
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  -------------------
       Total Assets.....................               28,372          104,433,234
                                          -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    1                   --
                                          -------------------  -------------------
       Total Liabilities................                    1                   --
                                          -------------------  -------------------

NET ASSETS..............................  $            28,371  $       104,433,234
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            28,371  $       104,433,234
   Net assets from contracts in payout..                   --                   --
                                          -------------------  -------------------
       Total Net Assets.................  $            28,371  $       104,433,234
                                          ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                            MIST SSGA GROWTH    MIST T. ROWE PRICE   MIST T. ROWE PRICE     MORGAN STANLEY
                                                   ETF            LARGE CAP VALUE      MID CAP GROWTH      MULTI CAP GROWTH
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       136,076,601  $       366,992,853  $          1,310,451  $           678,522
   Due from MetLife Insurance
     Company USA........................                   --                1,405                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................          136,076,601          366,994,258             1,310,451              678,522
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   30                   --                     2                    2
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   30                   --                     2                    2
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $       136,076,571  $       366,994,258  $          1,310,449  $           678,520
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       136,076,571  $       366,196,313  $          1,310,449  $           678,520
   Net assets from contracts in payout..                   --              797,945                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $       136,076,571  $       366,994,258  $          1,310,449  $           678,520
                                          ===================  ===================  ====================  ===================

                                              MSF BARCLAYS
                                             AGGREGATE BOND      MSF BLACKROCK BOND       MSF BLACKROCK         MSF BLACKROCK
                                                  INDEX                INCOME         CAPITAL APPRECIATION     LARGE CAP VALUE
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         62,459,481   $       132,434,563   $       162,582,133  $        10,606,908
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Assets.....................            62,459,481           132,434,563           162,582,133           10,606,908
                                          --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    --                    22                    16                    4
                                          --------------------  --------------------  --------------------  -------------------
       Total Liabilities................                    --                    22                    16                    4
                                          --------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $         62,459,481   $       132,434,541   $       162,582,117  $        10,606,904
                                          ====================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         62,386,299   $       131,876,470   $       161,616,915  $        10,606,904
   Net assets from contracts in payout..                73,182               558,071               965,202                   --
                                          --------------------  --------------------  --------------------  -------------------
       Total Net Assets.................  $         62,459,481   $       132,434,541   $       162,582,117  $        10,606,904
                                          ====================  ====================  ====================  ===================

                                              MSF BLACKROCK
                                               ULTRA-SHORT         MSF FRONTIER
                                                TERM BOND         MID CAP GROWTH
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       213,922,355  $         71,558,949
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          -------------------  --------------------
       Total Assets.....................          213,922,355            71,558,949
                                          -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   21                    13
                                          -------------------  --------------------
       Total Liabilities................                   21                    13
                                          -------------------  --------------------

NET ASSETS..............................  $       213,922,334  $         71,558,936
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       213,097,099  $         71,307,568
   Net assets from contracts in payout..              825,235               251,368
                                          -------------------  --------------------
       Total Net Assets.................  $       213,922,334  $         71,558,936
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                                                     MSF
                                                                                                               MET/DIMENSIONAL
                                              MSF JENNISON        MSF LOOMIS SAYLES      MSF MET/ARTISAN     INTERNATIONAL SMALL
                                                 GROWTH            SMALL CAP CORE         MID CAP VALUE            COMPANY
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        330,843,375  $            695,462  $          1,708,961  $            543,802
   Due from MetLife Insurance
     Company USA........................                    --                    --                     1                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           330,843,375               695,462             1,708,962               543,802
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     9                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     9                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        330,843,366  $            695,462  $          1,708,962  $            543,802
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        330,606,822  $            695,462  $          1,691,885  $            543,802
   Net assets from contracts in payout..               236,544                    --                17,077                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        330,843,366  $            695,462  $          1,708,962  $            543,802
                                          ====================  ====================  ====================  ====================


                                                                 MSF MET/WELLINGTON
                                           MSF MET/WELLINGTON        CORE EQUITY           MSF METLIFE           MSF METLIFE
                                                BALANCED            OPPORTUNITIES      ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        230,965,589  $        118,746,499  $        20,218,994   $        68,509,141
   Due from MetLife Insurance
     Company USA........................                    --                    --                   --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           230,965,589           118,746,499           20,218,994            68,509,141
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     4                    97                    9                     8
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     4                    97                    9                     8
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        230,965,585  $        118,746,402  $        20,218,985   $        68,509,133
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        230,380,557  $        118,329,333  $        20,218,985   $        68,480,485
   Net assets from contracts in payout..               585,028               417,071                   --                28,648
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        230,965,585  $        118,746,402  $        20,218,985   $        68,509,133
                                          ====================  ====================  ====================  ====================



                                               MSF METLIFE          MSF METLIFE
                                           ASSET ALLOCATION 60  ASSET ALLOCATION 80
                                               SUBACCOUNT           SUBACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $       452,209,486   $       574,285,826
   Due from MetLife Insurance
     Company USA........................                   --                    --
                                          --------------------  -------------------
        Total Assets....................          452,209,486           574,285,826
                                          --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    9                     7
                                          --------------------  -------------------
        Total Liabilities...............                    9                     7
                                          --------------------  -------------------

NET ASSETS..............................  $       452,209,477   $       574,285,819
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       452,129,270   $       574,239,465
   Net assets from contracts in payout..               80,207                46,354
                                          --------------------  -------------------
        Total Net Assets................  $       452,209,477   $       574,285,819
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016



                                             MSF METLIFE MID     MSF METLIFE STOCK      MSF MFS TOTAL
                                             CAP STOCK INDEX           INDEX               RETURN             MSF MFS VALUE
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        17,822,009  $        818,490,383  $       347,116,251  $       126,985,781
   Due from MetLife Insurance
     Company USA........................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................           17,822,009           818,490,383          347,116,251          126,985,781
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   --                    29                   36                   31
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   --                    29                   36                   31
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        17,822,009  $        818,490,354  $       347,116,215  $       126,985,750
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        17,822,009  $        815,022,416  $       345,611,721  $       126,672,740
   Net assets from contracts in payout..                   --             3,467,938            1,504,494              313,010
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        17,822,009  $        818,490,354  $       347,116,215  $       126,985,750
                                          ===================  ====================  ===================  ===================


                                               MSF MSCI            MSF NEUBERGER      MSF RUSSELL 2000     MSF T. ROWE PRICE
                                              EAFE INDEX          BERMAN GENESIS            INDEX          LARGE CAP GROWTH
                                              SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        46,547,113  $        61,097,183  $        110,619,177  $        52,673,914
   Due from MetLife Insurance
     Company USA........................                   --                  118                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................           46,547,113           61,097,301           110,619,177           52,673,914
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                   --                   --                    --                   16
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   --                   --                    --                   16
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        46,547,113  $        61,097,301  $        110,619,177  $        52,673,898
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        46,515,949  $        61,067,762  $        110,578,672  $        52,249,307
   Net assets from contracts in payout..               31,164               29,539                40,505              424,591
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        46,547,113  $        61,097,301  $        110,619,177  $        52,673,898
                                          ===================  ===================  ====================  ===================

                                                                 MSF WESTERN ASSET
                                            MSF T. ROWE PRICE  MANAGEMENT STRATEGIC
                                            SMALL CAP GROWTH    BOND OPPORTUNITIES
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       108,651,175  $       170,890,835
   Due from MetLife Insurance
     Company USA........................                   --                   --
                                          -------------------  --------------------
       Total Assets.....................          108,651,175          170,890,835
                                          -------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                    8                  463
                                          -------------------  --------------------
       Total Liabilities................                    8                  463
                                          -------------------  --------------------

NET ASSETS..............................  $       108,651,167  $       170,890,372
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       108,595,607  $       170,289,043
   Net assets from contracts in payout..               55,560              601,329
                                          -------------------  --------------------
       Total Net Assets.................  $       108,651,167  $       170,890,372
                                          ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2016


                                            MSF WESTERN ASSET                                                 TAP 1919 VARIABLE
                                               MANAGEMENT            PIONEER VCT           PIONEER VCT       SOCIALLY RESPONSIVE
                                             U.S. GOVERNMENT        MID CAP VALUE      REAL ESTATE SHARES         BALANCED
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         75,272,266  $         19,478,492  $          7,545,092  $         34,122,088
   Due from MetLife Insurance
     Company USA........................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            75,272,266            19,478,492             7,545,092            34,122,088
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     6                     4                     5                     5
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     6                     4                     5                     5
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         75,272,260  $         19,478,488  $          7,545,087  $         34,122,083
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         75,149,760  $         19,478,488  $          7,545,087  $         34,103,121
   Net assets from contracts in payout..               122,500                    --                    --                18,962
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         75,272,260  $         19,478,488  $          7,545,087  $         34,122,083
                                          ====================  ====================  ====================  ====================



                                               UIF GROWTH
                                               SUBACCOUNT
                                          --------------------
ASSETS:
   Investments at fair value............  $          5,650,498
   Due from MetLife Insurance
     Company USA........................                    --
                                          --------------------
        Total Assets....................             5,650,498
                                          --------------------
LIABILITIES:
   Due to MetLife Insurance
     Company USA........................                     2
                                          --------------------
        Total Liabilities...............                     2
                                          --------------------

NET ASSETS..............................  $          5,650,496
                                          ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          5,609,941
   Net assets from contracts in payout..                40,555
                                          --------------------
        Total Net Assets................  $          5,650,496
                                          ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                               AB GLOBAL THEMATIC       ALGER CAPITAL        AMERICAN FUNDS      AMERICAN FUNDS
                                                     GROWTH             APPRECIATION              BOND            GLOBAL GROWTH
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                              --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $                 --  $            83,545  $           889,090
                                              --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 6,262                45,683               75,072            1,529,686
      Administrative charges................                   613                 3,844                7,886              133,566
                                              --------------------  --------------------  -------------------  -------------------
        Total expenses......................                 6,875                49,527               82,958            1,663,252
                                              --------------------  --------------------  -------------------  -------------------
           Net investment income (loss).....               (6,875)              (49,527)                  587            (774,162)
                                              --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --                19,586               17,667            8,610,777
      Realized gains (losses) on sale of
        investments.........................                13,664                49,969               20,589            2,584,286
                                              --------------------  --------------------  -------------------  -------------------
           Net realized gains (losses)......                13,664                69,555               38,256           11,195,063
                                              --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................              (16,584)              (81,229)               32,331         (11,775,058)
                                              --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               (2,920)              (11,674)               70,587            (579,995)
                                              --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            (9,795)  $           (61,201)  $            71,174  $       (1,354,157)
                                              ====================  ====================  ===================  ===================

                                                 AMERICAN FUNDS
                                                  GLOBAL SMALL         AMERICAN FUNDS      AMERICAN FUNDS      DELAWARE VIP SMALL
                                                 CAPITALIZATION            GROWTH           GROWTH-INCOME           CAP VALUE
                                                   SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              4,344  $         1,718,185  $         2,769,750  $             95,831
                                              --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                27,381            3,661,751            3,215,517                63,125
      Administrative charges................                 2,801              312,467              277,881                    21
                                              --------------------  -------------------  -------------------  --------------------
        Total expenses......................                30,182            3,974,218            3,493,398                63,146
                                              --------------------  -------------------  -------------------  --------------------
           Net investment income (loss).....              (25,838)          (2,256,033)            (723,648)                32,685
                                              --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               356,791           20,604,783           21,685,116               883,054
      Realized gains (losses) on sale of
        investments.........................                32,286            4,455,804            4,429,316               137,658
                                              --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses)......               389,077           25,060,587           26,114,432             1,020,712
                                              --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (368,768)          (6,491,721)          (7,878,308)             1,640,505
                                              --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................                20,309           18,568,866           18,236,124             2,661,217
                                              --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            (5,529)  $        16,312,833  $        17,512,476  $          2,693,902
                                              ====================  ===================  ===================  ====================

                                                   DEUTSCHE II
                                                  GOVERNMENT &           DEUTSCHE II
                                                AGENCY SECURITIES    SMALL MID CAP VALUE
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             66,934  $             10,103
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                44,640                76,216
      Administrative charges................                 3,629                 6,237
                                              --------------------  --------------------
        Total expenses......................                48,269                82,453
                                              --------------------  --------------------
           Net investment income (loss).....                18,665              (72,350)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --               460,521
      Realized gains (losses) on sale of
        investments.........................              (28,583)                28,909
                                              --------------------  --------------------
           Net realized gains (losses)......              (28,583)               489,430
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (16,337)               135,984
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              (44,920)               625,414
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           (26,255)  $            553,064
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                                FIDELITY VIP
                                                  DREYFUS SOCIALLY        FIDELITY VIP         DYNAMIC CAPITAL
                                                 RESPONSIBLE GROWTH        CONTRAFUND           APPRECIATION
                                                     SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               ---------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $               4,867  $          1,240,183  $             12,809
                                               ---------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                  9,161             2,733,827                24,539
      Administrative charges.................                    703               123,536                 1,582
                                               ---------------------  --------------------  --------------------
         Total expenses......................                  9,864             2,857,363                26,121
                                               ---------------------  --------------------  --------------------
           Net investment income (loss)......                (4,997)           (1,617,180)              (13,312)
                                               ---------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                 46,624            16,720,548                79,052
      Realized gains (losses) on sale of
         investments.........................                  3,330             3,486,563                38,326
                                               ---------------------  --------------------  --------------------
           Net realized gains (losses).......                 49,954            20,207,111               117,378
                                               ---------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                (7,556)           (6,717,554)              (84,225)
                                               ---------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................                 42,398            13,489,557                33,153
                                               ---------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $              37,401  $         11,872,377  $             19,841
                                               =====================  ====================  ====================


                                                   FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                   EQUITY-INCOME         FREEDOM 2020          FREEDOM 2025
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $          5,022,758  $              5,410  $              4,260
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             2,778,369                 2,579                 2,177
      Administrative charges.................                 8,163                    --                    --
                                               --------------------  --------------------  --------------------
         Total expenses......................             2,786,532                 2,579                 2,177
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......             2,236,226                 2,831                 2,083
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............            14,318,166                 2,727                 6,919
      Realized gains (losses) on sale of
         investments.........................             (567,750)                 2,044               (1,633)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......            13,750,416                 4,771                 5,286
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................            18,349,428                 5,657                 5,096
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            32,099,844                10,428                10,382
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         34,336,070  $             13,259  $             12,465
                                               ====================  ====================  ====================


                                                   FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                                   FREEDOM 2030          FREEDOM 2040          FREEDOM 2050
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $              6,674  $                683  $                528
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                 2,714                   420                   160
      Administrative charges.................                    --                    --                    --
                                               --------------------  --------------------  --------------------
         Total expenses......................                 2,714                   420                   160
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......                 3,960                   263                   368
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                17,635                   801                   235
      Realized gains (losses) on sale of
         investments.........................                  (87)                   481                 (175)
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......                17,548                 1,282                    60
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................                 8,465                 2,218                   594
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................                26,013                 3,500                   654
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $             29,973  $              3,763  $              1,022
                                               ====================  ====================  ====================


                                                   FIDELITY VIP
                                                 FUNDSMANAGER 60%
                                                    SUBACCOUNT
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          7,417,045
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................            11,559,518
      Administrative charges.................                    --
                                               --------------------
         Total expenses......................            11,559,518
                                               --------------------
           Net investment income (loss)......           (4,142,473)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............            19,570,871
      Realized gains (losses) on sale of
         investments.........................             (747,272)
                                               --------------------
           Net realized gains (losses).......            18,823,599
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             4,233,070
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            23,056,669
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         18,914,196
                                               ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                FIDELITY VIP HIGH                            FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                                     INCOME         FIDELITY VIP MID CAP       INCOME VIP         MUTUAL SHARES VIP
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,003,573  $            735,165  $          1,012,554  $            287,729
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               237,539             3,092,802               332,403               217,581
      Administrative charges................                    10               123,556                30,382                22,174
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               237,549             3,216,358               362,785               239,755
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               766,024           (2,481,193)               649,769                47,974
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --            15,205,282                    --             1,185,312
      Realized gains (losses) on sale of
        investments.........................             (314,092)               977,453              (88,627)               362,661
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             (314,092)            16,182,735              (88,627)             1,547,973
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             1,912,243             9,899,299             1,713,083               313,182
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             1,598,151            26,082,034             1,624,456             1,861,155
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          2,364,175  $         23,600,841  $          2,274,225  $          1,909,129
                                              ====================  ====================  ====================  ====================

                                                                       FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                                 FTVIPT FRANKLIN        SMALL-MID CAP          DEVELOPING         FTVIPT TEMPLETON
                                              RISING DIVIDENDS VIP       GROWTH VIP            MARKETS VIP           FOREIGN VIP
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................   $           203,626  $                 --  $            118,758  $          1,087,359
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               258,322               395,218               171,139               917,500
      Administrative charges................                21,624                27,650                   285                65,669
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................               279,946               422,868               171,424               983,169
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....              (76,320)             (422,868)              (52,666)               104,190
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........             1,751,367             2,863,374                    --               973,925
      Realized gains (losses) on sale of
        investments.........................               752,942             (844,258)           (1,044,768)             (929,100)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             2,504,309             2,019,116           (1,044,768)                44,825
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (470,433)           (1,038,951)             3,249,765             2,708,456
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             2,033,876               980,165             2,204,997             2,753,281
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........   $         1,957,556  $            557,297  $          2,152,331  $          2,857,471
                                              ====================  ====================  ====================  ====================


                                                  INVESCO V.I.          INVESCO V.I.
                                                    COMSTOCK        DIVERSIFIED DIVIDEND
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             81,950  $             15,637
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                78,598                26,851
      Administrative charges................                 7,758                 1,955
                                              --------------------  --------------------
        Total expenses......................                86,356                28,806
                                              --------------------  --------------------
           Net investment income (loss).....               (4,406)              (13,169)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               408,902                    --
      Realized gains (losses) on sale of
        investments.........................               250,143               123,701
                                              --------------------  --------------------
           Net realized gains (losses)......               659,045               123,701
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................                90,333                34,098
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               749,378               157,799
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $            744,972  $            144,630
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                    INVESCO V.I.           INVESCO V.I.           INVESCO V.I.
                                                  EQUITY AND INCOME    GOVERNMENT SECURITIES   MANAGED VOLATILITY
                                                     SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                               ---------------------  ----------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $             785,144   $            143,121   $              22,530
                                               ---------------------  ----------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                720,160                133,091                  22,760
      Administrative charges.................                 72,682                 12,340                   1,820
                                               ---------------------  ----------------------  ---------------------
         Total expenses......................                792,842                145,431                  24,580
                                               ---------------------  ----------------------  ---------------------
           Net investment income (loss)......                (7,698)                (2,310)                 (2,050)
                                               ---------------------  ----------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............              1,517,515                     --                  36,303
      Realized gains (losses) on sale of
         investments.........................              1,441,430                (2,698)                (97,199)
                                               ---------------------  ----------------------  ---------------------
           Net realized gains (losses).......              2,958,945                (2,698)                (60,896)
                                               ---------------------  ----------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................              2,852,056               (27,188)                 158,819
                                               ---------------------  ----------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................              5,811,001               (29,886)                  97,923
                                               ---------------------  ----------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $           5,803,303   $           (32,196)   $              95,873
                                               =====================  ======================  =====================


                                                   INVESCO V.I.           JANUS ASPEN           JANUS ASPEN
                                                   S&P 500 INDEX          ENTERPRISE          GLOBAL RESEARCH
                                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                               --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends..............................  $             30,158  $              2,917  $              6,576
                                               --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................                42,121               160,929                 3,498
      Administrative charges.................                 3,082                12,668                    12
                                               --------------------  --------------------  --------------------
         Total expenses......................                45,203               173,597                 3,510
                                               --------------------  --------------------  --------------------
           Net investment income (loss)......              (15,045)             (170,680)                 3,066
                                               --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............               157,177             1,017,725                    --
      Realized gains (losses) on sale of
         investments.........................               168,104               592,836                43,500
                                               --------------------  --------------------  --------------------
           Net realized gains (losses).......               325,281             1,610,561                43,500
                                               --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
         on investments......................             (136,521)             (213,763)              (39,056)
                                               --------------------  --------------------  --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................               188,760             1,396,798                 4,444
                                               --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $            173,715  $          1,226,118  $              7,510
                                               ====================  ====================  ====================

                                                                            LMPVET                 LMPVET
                                                    JANUS ASPEN      CLEARBRIDGE VARIABLE   CLEARBRIDGE VARIABLE
                                                     OVERSEAS          AGGRESSIVE GROWTH        APPRECIATION
                                                    SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                               --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,388,952  $          2,073,990  $           3,150,994
                                               --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................               384,051             4,813,028              3,541,732
      Administrative charges.................                 4,544               390,224                346,687
                                               --------------------  --------------------  ---------------------
         Total expenses......................               388,595             5,203,252              3,888,419
                                               --------------------  --------------------  ---------------------
           Net investment income (loss)......             1,000,357           (3,129,262)              (737,425)
                                               --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............               961,884            16,833,203              5,359,922
      Realized gains (losses) on sale of
         investments.........................           (2,562,956)            14,895,990             12,219,018
                                               --------------------  --------------------  ---------------------
           Net realized gains (losses).......           (1,601,072)            31,729,193             17,578,940
                                               --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments......................           (2,110,590)          (31,339,196)              2,307,392
                                               --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................           (3,711,662)               389,997             19,886,332
                                               --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $        (2,711,305)  $        (2,739,265)  $          19,148,907
                                               ====================  ====================  =====================

                                                      LMPVET
                                               CLEARBRIDGE VARIABLE
                                                 DIVIDEND STRATEGY
                                                    SUBACCOUNT
                                               --------------------
INVESTMENT INCOME:
      Dividends..............................  $          1,282,632
                                               --------------------
EXPENSES:
      Mortality and expense risk and
         other charges.......................             1,521,217
      Administrative charges.................               132,964
                                               --------------------
         Total expenses......................             1,654,181
                                               --------------------
           Net investment income (loss)......             (371,549)
                                               --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions............                    --
      Realized gains (losses) on sale of
         investments.........................             3,402,946
                                               --------------------
           Net realized gains (losses).......             3,402,946
                                               --------------------
      Change in unrealized gains (losses)
         on investments......................             7,801,497
                                               --------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.........................            11,204,443
                                               --------------------
      Net increase (decrease) in net assets
         resulting from operations...........  $         10,832,894
                                               ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               LARGE CAP GROWTH       LARGE CAP VALUE           MID CAP          SMALL CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           451,524   $         1,675,234   $           269,750    $                --
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,326,008             1,451,442               491,902                645,775
      Administrative charges...............              104,519               132,246                46,603                 47,284
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................            1,430,527             1,583,688               538,505                693,059
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....            (979,003)                91,546             (268,755)              (693,059)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            7,235,513             2,273,388               762,150              1,774,322
      Realized gains (losses) on sale of
        investments........................            2,915,844             1,943,755               935,753              1,224,231
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......           10,151,357             4,217,143             1,697,903              2,998,553
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,229,733)             7,747,711               754,862              (704,843)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            5,921,624            11,964,854             2,452,765              2,293,710
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,942,621   $        12,056,400   $         2,184,010    $         1,600,651
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                                    LMPVET
                                                  QS VARIABLE            LMPVET             QS VARIABLE         LMPVIT WESTERN
                                              CONSERVATIVE GROWTH  QS VARIABLE GROWTH     MODERATE GROWTH       ASSET CORE PLUS
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,048,279  $           286,270  $           607,313  $         1,379,333
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               605,960              254,207              379,225              957,965
      Administrative charges...............                68,914               30,373               44,733               94,689
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................               674,874              284,580              423,958            1,052,654
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....               373,405                1,690              183,355              326,679
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --              764,134              396,626                   --
      Realized gains (losses) on sale of
        investments........................             1,505,502              109,431              627,149          (1,254,653)
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......             1,505,502              873,565            1,023,775          (1,254,653)
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               700,199              470,828              641,325            2,869,774
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             2,205,701            1,344,393            1,665,100            1,615,121
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          2,579,106  $         1,346,083  $         1,848,455  $         1,941,800
                                             ====================  ===================  ===================  ===================

                                                LMPVIT WESTERN          MIST AMERICAN
                                             ASSET VARIABLE GLOBAL     FUNDS BALANCED
                                                HIGH YIELD BOND          ALLOCATION
                                                  SUBACCOUNT             SUBACCOUNT
                                             ---------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           332,102    $             91,740
                                             ---------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               92,294                  38,477
      Administrative charges...............                8,285                     334
                                             ---------------------  --------------------
        Total expenses.....................              100,579                  38,811
                                             ---------------------  --------------------
          Net investment income (loss).....              231,523                  52,929
                                             ---------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                 477,492
      Realized gains (losses) on sale of
        investments........................            (216,758)               (184,398)
                                             ---------------------  --------------------
          Net realized gains (losses)......            (216,758)                 293,094
                                             ---------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              688,455                 (5,926)
                                             ---------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              471,697                 287,168
                                             ---------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           703,220    $            340,097
                                             =====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                MIST AMERICAN         MIST AMERICAN
                                                FUNDS GROWTH         FUNDS MODERATE      MIST BLACKROCK      MIST CLARION GLOBAL
                                                 ALLOCATION            ALLOCATION          HIGH YIELD            REAL ESTATE
                                                 SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            45,063  $            52,394  $         5,544,938  $          1,442,009
                                             -------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               25,713               23,229            1,128,275               880,634
      Administrative charges...............                  584                  352               64,839                51,883
                                             -------------------  -------------------  -------------------  --------------------
        Total expenses.....................               26,297               23,581            1,193,114               932,517
                                             -------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....               18,766               28,813            4,351,824               509,492
                                             -------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              350,921              177,977                   --                    --
      Realized gains (losses) on sale of
        investments........................             (25,823)             (23,710)          (1,836,768)             (421,289)
                                             -------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....              325,098              154,267          (1,836,768)             (421,289)
                                             -------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             (73,852)             (29,232)            7,257,359             (223,617)
                                             -------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              251,246              125,035            5,420,591             (644,906)
                                             -------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           270,012  $           153,848  $         9,772,415  $          (135,414)
                                             ===================  ===================  ===================  ====================

                                                                       MIST HARRIS
                                              MIST CLEARBRIDGE           OAKMARK           MIST INVESCO          MIST INVESCO
                                              AGGRESSIVE GROWTH       INTERNATIONAL          COMSTOCK            MID CAP VALUE
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         3,226,254  $          1,273,533  $         4,428,057  $            263,745
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,001,031               777,646            2,677,912               660,299
      Administrative charges...............               77,336                53,095              247,070                55,242
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            6,078,367               830,741            2,924,982               715,541
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....          (2,852,113)               442,792            1,503,075             (451,796)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --             3,568,372           13,490,575             1,848,213
      Realized gains (losses) on sale of
        investments........................            3,694,060           (2,516,804)            6,497,721             (380,943)
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            3,694,060             1,051,568           19,988,296             1,467,270
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            5,754,234             1,714,616            3,303,101             3,924,305
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            9,448,294             2,766,184           23,291,397             5,391,575
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         6,596,181  $          3,208,976  $        24,794,472  $          4,939,779
                                             ===================  ====================  ===================  ====================


                                                MIST INVESCO          MIST JPMORGAN
                                              SMALL CAP GROWTH       SMALL CAP VALUE
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $            190,702
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              203,258               155,642
      Administrative charges...............               11,408                 7,388
                                             -------------------  --------------------
        Total expenses.....................              214,666               163,030
                                             -------------------  --------------------
           Net investment income (loss)....            (214,666)                27,672
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            2,330,580               685,771
      Realized gains (losses) on sale of
        investments........................            (580,504)               127,738
                                             -------------------  --------------------
           Net realized gains (losses).....            1,750,076               813,509
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (350,031)             1,860,272
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,400,045             2,673,781
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,185,379  $          2,701,453
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                    MIST MET/ABERDEEN
                                             MIST LOOMIS SAYLES     EMERGING MARKETS      MIST MET/EATON      MIST MET/WELLINGTON
                                               GLOBAL MARKETS            EQUITY         VANCE FLOATING RATE   LARGE CAP RESEARCH
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,513,769  $            415,981  $           134,165  $            862,976
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,627,514               688,893               52,503               534,208
      Administrative charges...............                  905                56,989                4,578                49,638
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            1,628,419               745,882               57,081               583,846
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....              885,350             (329,901)               77,084               279,130
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            4,138,313                    --                   --             2,524,001
      Realized gains (losses) on sale of
        investments........................            3,836,808           (1,105,970)             (73,348)             1,366,673
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....            7,975,121           (1,105,970)             (73,348)             3,890,674
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,101,375)             5,198,875              209,981           (1,821,494)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,873,746             4,092,905              136,633             2,069,180
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,759,096  $          3,763,004  $           213,717  $          2,348,310
                                             ===================  ====================  ===================  ====================

                                                                      MIST METLIFE
                                                 MIST METLIFE          MULTI-INDEX          MIST METLIFE       MIST MFS RESEARCH
                                             ASSET ALLOCATION 100     TARGETED RISK        SMALL CAP VALUE       INTERNATIONAL
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,273,109   $               700  $          1,072,277  $         1,140,775
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              681,696                   522             1,407,545              802,525
      Administrative charges...............                3,557                    --                63,818               64,466
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................              685,253                   522             1,471,363              866,991
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....              587,856                   178             (399,086)              273,784
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            7,262,909                    --             2,709,213                   --
      Realized gains (losses) on sale of
        investments........................              534,457                 (112)           (2,165,634)          (1,291,342)
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            7,797,366                 (112)               543,579          (1,291,342)
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,254,460)                 1,773            26,380,882            (539,602)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            3,542,906                 1,661            26,924,461          (1,830,944)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,130,762   $             1,839  $         26,525,375  $       (1,557,160)
                                             ====================  ===================  ====================  ===================

                                                  MIST MORGAN
                                                STANLEY MID CAP     MIST OPPENHEIMER
                                                    GROWTH            GLOBAL EQUITY
                                                  SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $         3,225,083
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               141,143            3,890,702
      Administrative charges...............                12,079              125,759
                                             --------------------  -------------------
        Total expenses.....................               153,222            4,016,461
                                             --------------------  -------------------
           Net investment income (loss)....             (153,222)            (791,378)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --           14,519,476
      Realized gains (losses) on sale of
        investments........................               403,405            5,405,747
                                             --------------------  -------------------
           Net realized gains (losses).....               403,405           19,925,223
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (1,164,910)         (23,598,695)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (761,505)          (3,673,472)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (914,727)  $       (4,464,850)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                  MIST PIMCO
                                              INFLATION PROTECTED    MIST PIMCO TOTAL       MIST PYRAMIS       MIST SSGA GROWTH
                                                     BOND                 RETURN            MANAGED RISK        AND INCOME ETF
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --   $         4,896,928  $               179  $         2,496,847
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              764,484             2,946,247                  182            1,332,756
      Administrative charges...............               48,225               208,993                   --                   --
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................              812,709             3,155,240                  182            1,332,756
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            (812,709)             1,741,688                  (3)            1,164,091
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                    --                   60            6,058,525
      Realized gains (losses) on sale of
        investments........................          (1,067,016)              (64,987)                   --              416,992
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          (1,067,016)              (64,987)                   60            6,475,517
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            3,655,250               398,523                  858          (3,010,974)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,588,234               333,536                  918            3,464,543
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,775,525   $         2,075,224  $               915  $         4,628,634
                                             ====================  ===================  ===================  ===================


                                              MIST SSGA GROWTH    MIST T. ROWE PRICE   MIST T. ROWE PRICE     MORGAN STANLEY
                                                     ETF            LARGE CAP VALUE      MID CAP GROWTH      MULTI CAP GROWTH
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,932,060  $        10,201,346  $                --  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,706,299            5,158,587               23,686               15,037
      Administrative charges...............                   --              406,307                2,021                1,045
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,706,299            5,564,894               25,707               16,082
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            1,225,761            4,636,452             (25,707)             (16,082)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            8,796,179           41,610,469              199,405              120,519
      Realized gains (losses) on sale of
        investments........................              363,396            3,357,530               36,403               14,236
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            9,159,575           44,967,999              235,808              134,755
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,023,203)          (1,729,389)            (182,386)            (162,328)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            6,136,372           43,238,610               53,422             (27,573)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         7,362,133  $        47,875,062  $            27,715  $          (43,655)
                                             ===================  ===================  ===================  ===================

                                                MSF BARCLAYS
                                               AGGREGATE BOND    MSF BLACKROCK BOND
                                                    INDEX              INCOME
                                                 SUBACCOUNT          SUBACCOUNT
                                             ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $        1,841,772  $        4,452,758
                                             ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             787,478           2,028,870
      Administrative charges...............                  16             138,562
                                             ------------------  ------------------
        Total expenses.....................             787,494           2,167,432
                                             ------------------  ------------------
          Net investment income (loss).....           1,054,278           2,285,326
                                             ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                  --                  --
      Realized gains (losses) on sale of
        investments........................             233,281             536,025
                                             ------------------  ------------------
          Net realized gains (losses)......             233,281             536,025
                                             ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................           (406,120)           (470,344)
                                             ------------------  ------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (172,839)              65,681
                                             ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          881,439  $        2,351,007
                                             ==================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                                                            MSF BLACKROCK
                                                 MSF BLACKROCK         MSF BLACKROCK         ULTRA-SHORT          MSF FRONTIER
                                             CAPITAL APPRECIATION     LARGE CAP VALUE         TERM BOND          MID CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $           142,918  $            118,630  $                --
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             2,164,056              156,939             3,172,550              973,468
      Administrative charges...............               170,089               12,175               245,307               89,470
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             2,334,145              169,114             3,417,857            1,062,938
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....           (2,334,145)             (26,196)           (3,299,227)          (1,062,938)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            15,245,924              778,617                 4,642            8,708,447
      Realized gains (losses) on sale of
        investments........................             7,894,951            (498,794)                48,030            1,444,913
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            23,140,875              279,823                52,672           10,153,360
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (23,625,455)            1,260,670               500,725          (6,486,884)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (484,580)            1,540,493               553,397            3,666,476
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (2,818,725)  $         1,514,297  $        (2,745,830)  $         2,603,538
                                             ====================  ===================  ====================  ===================

                                                                                                                      MSF
                                                                                                                MET/DIMENSIONAL
                                                 MSF JENNISON       MSF LOOMIS SAYLES      MSF MET/ARTISAN    INTERNATIONAL SMALL
                                                    GROWTH           SMALL CAP CORE         MID CAP VALUE           COMPANY
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           881,091  $                364  $            14,175  $             23,550
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,341,664                11,299               25,869                16,779
      Administrative charges...............               74,378                   883                2,435                 1,344
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            4,416,042                12,182               28,304                18,123
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....          (3,534,951)              (11,818)             (14,129)                 5,427
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           44,284,430                50,385              186,203                77,192
      Realized gains (losses) on sale of
        investments........................            2,433,658              (11,367)               42,430             (188,641)
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....           46,718,088                39,018              228,633             (111,449)
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (48,467,290)                64,978               92,465               112,177
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (1,749,202)               103,996              321,098                   728
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (5,284,153)  $             92,178  $           306,969  $              6,155
                                             ===================  ====================  ===================  ====================


                                                                   MSF MET/WELLINGTON
                                              MSF MET/WELLINGTON       CORE EQUITY
                                                   BALANCED           OPPORTUNITIES
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         6,472,097  $          1,856,304
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,953,033             1,706,516
      Administrative charges...............               13,625               134,686
                                             -------------------  --------------------
        Total expenses.....................            2,966,658             1,841,202
                                             -------------------  --------------------
           Net investment income (loss)....            3,505,439                15,102
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........           10,914,824             5,504,416
      Realized gains (losses) on sale of
        investments........................            4,337,418           (1,710,958)
                                             -------------------  --------------------
           Net realized gains (losses).....           15,252,242             3,793,458
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (5,961,390)             1,354,198
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            9,290,852             5,147,656
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        12,796,291  $          5,162,758
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                  MSF METLIFE           MSF METLIFE           MSF METLIFE          MSF METLIFE
                                              ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60  ASSET ALLOCATION 80
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           707,879   $          2,535,392  $        14,429,172   $        16,623,435
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              322,074                943,072            6,413,914             8,884,336
      Administrative charges...............               16,807                 29,307              187,504               363,764
                                             --------------------  --------------------  --------------------  -------------------
        Total expenses.....................              338,881                972,379            6,601,418             9,248,100
                                             --------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....              368,998              1,563,013            7,827,754             7,375,335
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              733,512              4,667,020           41,624,002            67,292,944
      Realized gains (losses) on sale of
        investments........................            (220,437)              (110,189)            (561,726)               180,165
                                             --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....              513,075              4,556,831           41,062,276            67,473,109
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (218,711)            (2,950,638)         (24,270,212)          (40,103,390)
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              294,364              1,606,193           16,792,064            27,369,719
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           663,362   $          3,169,206  $        24,619,818   $        34,745,054
                                             ====================  ====================  ====================  ===================

                                               MSF METLIFE MID      MSF METLIFE STOCK       MSF MFS TOTAL
                                               CAP STOCK INDEX            INDEX                RETURN           MSF MFS VALUE
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           204,405  $         15,939,766  $         9,781,993  $         2,806,765
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              197,612             9,866,218            4,923,313            1,827,828
      Administrative charges...............                   --               122,941              350,166              117,897
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              197,612             9,989,159            5,273,479            1,945,725
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                6,793             5,950,607            4,508,514              861,040
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            1,243,659            35,273,706           15,117,956           11,371,228
      Realized gains (losses) on sale of
        investments........................              245,791            25,743,678            8,478,682              336,787
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            1,489,450            61,017,384           23,596,638           11,708,015
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,349,924            11,351,356          (2,527,085)            2,304,669
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            2,839,374            72,368,740           21,069,553           14,012,684
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         2,846,167  $         78,319,347  $        25,578,067  $        14,873,724
                                             ===================  ====================  ===================  ===================

                                                   MSF MSCI            MSF NEUBERGER
                                                  EAFE INDEX          BERMAN GENESIS
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,243,721  $           249,725
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               550,737              774,214
      Administrative charges...............                 1,274               37,135
                                             --------------------  -------------------
        Total expenses.....................               552,011              811,349
                                             --------------------  -------------------
           Net investment income (loss)....               691,710            (561,624)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --                   --
      Realized gains (losses) on sale of
        investments........................           (1,605,838)            2,172,141
                                             --------------------  -------------------
           Net realized gains (losses).....           (1,605,838)            2,172,141
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               932,437            7,579,184
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             (673,401)            9,751,325
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             18,309  $         9,189,701
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                                                  MSF WESTERN ASSET
                                                MSF RUSSELL 2000      MSF T. ROWE PRICE     MSF T. ROWE PRICE   MANAGEMENT STRATEGIC
                                                      INDEX           LARGE CAP GROWTH      SMALL CAP GROWTH     BOND OPPORTUNITIES
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,374,487  $              1,451  $             35,083  $          2,775,806
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,189,095               775,730             1,324,387             1,957,457
      Administrative charges................                 3,907                60,205                37,279               166,954
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,193,002               835,935             1,361,666             2,124,411
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               181,485             (834,484)           (1,326,583)               651,395
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........             5,787,880             6,665,185            14,083,341                    --
      Realized gains (losses) on sale of
        investments.........................             2,408,975               534,131             2,590,798               440,473
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             8,196,855             7,199,316            16,674,139               440,473
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            10,191,577           (6,641,279)           (5,240,914)             6,086,821
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            18,388,432               558,037            11,433,225             6,527,294
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         18,569,917  $          (276,447)  $         10,106,642  $          7,178,689
                                              ====================  ====================  ====================  ====================

                                                MSF WESTERN ASSET                                                 TAP 1919 VARIABLE
                                                   MANAGEMENT            PIONEER VCT           PIONEER VCT       SOCIALLY RESPONSIVE
                                                 U.S. GOVERNMENT        MID CAP VALUE      REAL ESTATE SHARES         BALANCED
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          2,085,976  $             91,995  $            256,902  $           318,577
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               987,617               313,965               144,409              436,651
      Administrative charges................                64,846                28,792                11,930               11,640
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,052,463               342,757               156,339              448,291
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             1,033,513             (250,762)               100,563            (129,714)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........                    --             1,229,407             1,489,228            2,129,957
      Realized gains (losses) on sale of
        investments.........................                30,051             (307,912)              (54,711)              372,039
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                30,051               921,495             1,434,517            2,501,996
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (1,013,053)             1,831,176           (1,221,435)            (732,681)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (983,002)             2,752,671               213,082            1,769,315
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $             50,511  $          2,501,909  $            313,645  $         1,639,601
                                              ====================  ====================  ====================  ====================



                                                   UIF GROWTH
                                                   SUBACCOUNT
                                              -------------------
INVESTMENT INCOME:
      Dividends.............................  $                --
                                              -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               97,061
      Administrative charges................                9,068
                                              -------------------
        Total expenses......................              106,129
                                              -------------------
           Net investment income (loss).....            (106,129)
                                              -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........              983,392
      Realized gains (losses) on sale of
        investments.........................              257,616
                                              -------------------
           Net realized gains (losses)......            1,241,008
                                              -------------------
      Change in unrealized gains (losses)
        on investments......................          (1,342,478)
                                              -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            (101,470)
                                              -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         (207,599)
                                              ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                        AB GLOBAL THEMATIC GROWTH           ALGER CAPITAL APPRECIATION
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        (6,875)  $        (9,890)  $       (49,527)  $       (60,126)
   Net realized gains (losses)....            13,664           135,908            69,555           572,104
   Change in unrealized gains
     (losses) on investments......          (16,584)          (96,118)          (81,229)         (379,406)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           (9,795)            29,900          (61,201)           132,572
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --            22,393           102,197
   Net transfers (including fixed
     account).....................            12,850         (344,730)         (152,392)         (139,492)
   Contract charges...............             (189)             (198)             (567)             (678)
   Transfers for contract benefits
     and terminations.............          (44,750)          (79,683)         (399,674)         (479,076)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............          (32,089)         (424,611)         (530,240)         (517,049)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............          (41,884)         (394,711)         (591,441)         (384,477)
NET ASSETS:
   Beginning of year..............           437,107           831,818         2,984,795         3,369,272
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        395,223  $        437,107  $      2,393,354  $      2,984,795
                                    ================  ================  ================  ================


                                             AMERICAN FUNDS BOND            AMERICAN FUNDS GLOBAL GROWTH
                                                 SUBACCOUNT                          SUBACCOUNT
                                    ------------------------------------  ----------------------------------
                                          2016                2015              2016              2015
                                    -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $             587  $         (2,247)  $      (774,162)  $      (834,547)
   Net realized gains (losses)....             38,256            152,650        11,195,063        17,535,529
   Change in unrealized gains
     (losses) on investments......             32,331          (210,580)      (11,775,058)      (10,317,902)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             71,174           (60,177)       (1,354,157)         6,383,080
                                    -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             32,769             26,731           447,176           748,732
   Net transfers (including fixed
     account).....................          1,086,356            381,695       (3,847,929)       (1,511,896)
   Contract charges...............            (2,269)            (2,339)          (16,804)          (19,502)
   Transfers for contract benefits
     and terminations.............        (1,340,007)        (2,087,629)      (12,967,239)      (17,515,845)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............          (223,151)        (1,681,542)      (16,384,796)      (18,298,511)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............          (151,977)        (1,741,719)      (17,738,953)      (11,915,431)
NET ASSETS:
   Beginning of year..............          5,024,441          6,766,160       112,218,439       124,133,870
                                    -----------------  -----------------  ----------------  ----------------
   End of year....................  $       4,872,464  $       5,024,441  $     94,479,486  $    112,218,439
                                    =================  =================  ================  ================

                                           AMERICAN FUNDS GLOBAL
                                           SMALL CAPITALIZATION                AMERICAN FUNDS GROWTH
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015              2016               2015
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (25,838)  $       (42,493)  $    (2,256,033)  $     (3,046,192)
   Net realized gains (losses)....           389,077           433,344        25,060,587         66,723,476
   Change in unrealized gains
     (losses) on investments......         (368,768)         (390,180)       (6,491,721)       (50,325,736)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           (5,529)               671        16,312,833         13,351,548
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             9,540             7,274           974,927          1,760,413
   Net transfers (including fixed
     account).....................         (204,149)         (134,057)       (4,169,845)        (8,851,340)
   Contract charges...............             (818)             (987)          (38,673)           (43,239)
   Transfers for contract benefits
     and terminations.............         (227,682)         (493,767)      (29,570,106)       (35,672,902)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............         (423,109)         (621,537)      (32,803,697)       (42,807,068)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............         (428,638)         (620,866)      (16,490,864)       (29,455,520)
NET ASSETS:
   Beginning of year..............         2,173,442         2,794,308       244,016,695        273,472,215
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $      1,744,804  $      2,173,442  $    227,525,831  $     244,016,695
                                    ================  ================  ================  =================


                                      AMERICAN FUNDS GROWTH-INCOME
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (723,648)  $    (1,240,897)
   Net realized gains (losses)....        26,114,432        44,114,111
   Change in unrealized gains
     (losses) on investments......       (7,878,308)      (43,104,779)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........        17,512,476         (231,565)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           578,798         1,101,499
   Net transfers (including fixed
     account).....................       (3,955,067)       (3,888,131)
   Contract charges...............          (33,208)          (37,145)
   Transfers for contract benefits
     and terminations.............      (26,166,911)      (34,275,236)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............      (29,576,388)      (37,099,013)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (12,063,912)      (37,330,578)
NET ASSETS:
   Beginning of year..............       205,249,115       242,579,693
                                    ----------------  ----------------
   End of year....................  $    193,185,203  $    205,249,115
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                 DEUTSCHE II GOVERNMENT &
                                          DELAWARE VIP SMALL CAP VALUE               AGENCY SECURITIES
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2016               2015              2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $          32,685  $           7,458  $          18,665  $          11,936
   Net realized gains (losses)......          1,020,712          1,547,707           (28,583)           (32,062)
   Change in unrealized gains
     (losses) on investments........          1,640,505        (2,270,815)           (16,337)           (40,206)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          2,693,902          (715,650)           (26,255)           (60,332)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            151,565            136,644                 60                180
   Net transfers (including fixed
     account).......................          (130,234)          (436,617)             81,586            134,782
   Contract charges.................               (20)               (20)              (493)              (506)
   Transfers for contract benefits
     and terminations...............          (828,440)        (1,484,756)          (277,276)          (404,274)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................          (807,129)        (1,784,749)          (196,123)          (269,818)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          1,886,773        (2,500,399)          (222,378)          (330,150)
NET ASSETS:
   Beginning of year................          9,400,488         11,900,887          2,487,768          2,817,918
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $      11,287,261  $       9,400,488  $       2,265,390  $       2,487,768
                                      =================  =================  =================  =================

                                                                                DREYFUS SOCIALLY RESPONSIBLE
                                        DEUTSCHE II SMALL MID CAP VALUE                    GROWTH
                                                  SUBACCOUNT                             SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                            2016               2015                2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $        (72,350)  $       (104,699)  $         (4,997)  $         (7,686)
   Net realized gains (losses)......            489,430            793,959             49,954            172,934
   Change in unrealized gains
     (losses) on investments........            135,984          (839,120)            (7,556)          (195,321)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            553,064          (149,860)             37,401           (30,073)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             22,063             16,077                 --                 --
   Net transfers (including fixed
     account).......................           (58,930)          (477,055)              7,965              1,549
   Contract charges.................            (1,082)            (1,250)               (21)              (153)
   Transfers for contract benefits
     and terminations...............          (788,966)        (1,182,636)            (9,824)          (258,356)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................          (826,915)        (1,644,864)            (1,880)          (256,960)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          (273,851)        (1,794,724)             35,521          (287,033)
NET ASSETS:
   Beginning of year................          4,507,291          6,302,015            467,910            754,943
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $       4,233,440  $       4,507,291  $         503,431  $         467,910
                                      =================  =================  =================  =================

                                                                               FIDELITY VIP DYNAMIC CAPITAL
                                             FIDELITY VIP CONTRAFUND                   APPRECIATION
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2016              2015               2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $     (1,617,180)  $     (1,480,416)  $        (13,312)  $        (18,802)
   Net realized gains (losses)......         20,207,111         28,609,290            117,378            308,268
   Change in unrealized gains
     (losses) on investments........        (6,717,554)       (28,979,360)           (84,225)          (291,917)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         11,872,377        (1,850,486)             19,841            (2,451)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          4,152,152          4,993,524             10,142            275,291
   Net transfers (including fixed
     account).......................        (6,081,375)        (3,368,119)           (79,970)          (154,565)
   Contract charges.................           (71,287)           (77,251)              (195)              (211)
   Transfers for contract benefits
     and terminations...............       (22,009,644)       (27,572,533)          (163,471)          (315,660)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (24,010,154)       (26,024,379)          (233,494)          (195,145)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............       (12,137,777)       (27,874,865)          (213,653)          (197,596)
NET ASSETS:
   Beginning of year................        213,090,938        240,965,803          2,014,900          2,212,496
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $     200,953,161  $     213,090,938  $       1,801,247  $       2,014,900
                                      =================  =================  =================  =================


                                          FIDELITY VIP EQUITY-INCOME
                                                  SUBACCOUNT
                                      -----------------------------------
                                            2016               2015
                                      -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $       2,236,226  $      4,386,215
   Net realized gains (losses)......         13,750,416        24,338,051
   Change in unrealized gains
     (losses) on investments........         18,349,428      (41,055,283)
                                      -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         34,336,070      (12,331,017)
                                      -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          3,420,806         3,338,924
   Net transfers (including fixed
     account).......................        (4,877,175)       (5,070,482)
   Contract charges.................          (133,912)         (139,530)
   Transfers for contract benefits
     and terminations...............       (19,679,138)      (22,645,035)
                                      -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................       (21,269,419)      (24,516,123)
                                      -----------------  ----------------
     Net increase (decrease)
        in net assets...............         13,066,651      (36,847,140)
NET ASSETS:
   Beginning of year................        220,784,877       257,632,017
                                      -----------------  ----------------
   End of year......................  $     233,851,528  $    220,784,877
                                      =================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                            FIDELITY VIP FREEDOM 2020            FIDELITY VIP FREEDOM 2025
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2016             2015 (a)            2016             2015 (a)
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $           2,831  $             891  $           2,083  $           2,698
   Net realized gains (losses)......              4,771                263              5,286                679
   Change in unrealized gains
     (losses) on investments........              5,657            (1,734)              5,096            (5,947)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             13,259              (580)             12,465            (2,570)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             31,858              2,552             64,251            121,251
   Net transfers (including fixed
     account).......................            317,874             67,817            151,990             63,785
   Contract charges.................              (368)               (72)              (952)              (179)
   Transfers for contract benefits
     and terminations...............            (6,481)                (4)           (74,756)                (4)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................            342,883             70,293            140,533            184,853
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............            356,142             69,713            152,998            182,283
NET ASSETS:
   Beginning of year................             69,713                 --            182,283                 --
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         425,855  $          69,713  $         335,281  $         182,283
                                      =================  =================  =================  =================

                                           FIDELITY VIP FREEDOM 2030              FIDELITY VIP FREEDOM 2040
                                                  SUBACCOUNT                             SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                            2016             2015 (a)              2016             2015 (a)
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $           3,960  $           6,286  $             263  $             122
   Net realized gains (losses)......             17,548              1,866              1,282                 59
   Change in unrealized gains
     (losses) on investments........              8,465           (12,604)              2,218              (211)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............             29,973            (4,452)              3,763               (30)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             51,862             20,857             63,305             10,208
   Net transfers (including fixed
     account).......................             50,533            412,870              2,275               (42)
   Contract charges.................               (12)                 --              (126)                (7)
   Transfers for contract benefits
     and terminations...............              (211)               (80)           (17,193)                (1)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................            102,172            433,647             48,261             10,158
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............            132,145            429,195             52,024             10,128
NET ASSETS:
   Beginning of year................            429,195                 --             10,128                 --
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         561,340  $         429,195  $          62,152  $          10,128
                                      =================  =================  =================  =================

                                            FIDELITY VIP FREEDOM 2050          FIDELITY VIP FUNDSMANAGER 60%
                                                   SUBACCOUNT                           SUBACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2016            2015 (a)             2016               2015
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $             368  $              64  $     (4,142,473)  $       (537,918)
   Net realized gains (losses)......                 60                 47         18,823,599          9,139,660
   Change in unrealized gains
     (losses) on investments........                594              (142)          4,233,070       (22,750,620)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              1,022               (31)         18,914,196       (14,148,878)
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             28,869              5,320         54,407,292        506,225,069
   Net transfers (including fixed
     account).......................             15,509              (284)            589,491          2,069,423
   Contract charges.................               (23)                (7)                 --                 --
   Transfers for contract benefits
     and terminations...............            (2,571)                (1)       (17,726,786)        (4,086,372)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................             41,784              5,028         37,269,997        504,208,120
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............             42,806              4,997         56,184,193        490,059,242
NET ASSETS:
   Beginning of year................              4,997                 --        537,008,428         46,949,186
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $          47,803  $           4,997  $     593,192,621  $     537,008,428
                                      =================  =================  =================  =================

                                           FIDELITY VIP HIGH INCOME
                                                  SUBACCOUNT
                                      ------------------------------------
                                            2016               2015
                                      -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).........................  $         766,024  $       1,054,930
   Net realized gains (losses)......          (314,092)          (241,967)
   Change in unrealized gains
     (losses) on investments........          1,912,243        (1,713,869)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          2,364,175          (900,906)
                                      -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            227,896            243,023
   Net transfers (including fixed
     account).......................          (217,142)          (234,477)
   Contract charges.................           (12,996)           (13,570)
   Transfers for contract benefits
     and terminations...............        (1,523,130)        (2,364,647)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions................        (1,525,372)        (2,369,671)
                                      -----------------  -----------------
     Net increase (decrease)
        in net assets...............            838,803        (3,270,577)
NET ASSETS:
   Beginning of year................         18,631,012         21,901,589
                                      -----------------  -----------------
   End of year......................  $      19,469,815  $      18,631,012
                                      =================  =================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                            FIDELITY VIP MID CAP              FTVIPT FRANKLIN INCOME VIP
                                                 SUBACCOUNT                           SUBACCOUNT
                                    ------------------------------------  -----------------------------------
                                          2016                2015               2016              2015
                                    -----------------  -----------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $     (2,481,193)  $     (3,080,436)   $        649,769  $        708,337
   Net realized gains (losses)....         16,182,735         38,510,111           (88,627)           269,862
   Change in unrealized gains
     (losses) on investments......          9,899,299       (42,318,036)          1,713,083       (3,116,578)
                                    -----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         23,600,841        (6,888,361)          2,274,225       (2,138,379)
                                    -----------------  -----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          6,166,021          7,358,339              8,102            18,094
   Net transfers (including fixed
     account).....................        (5,707,434)        (6,813,886)          (716,576)         (197,452)
   Contract charges...............           (76,763)           (83,792)            (4,459)           (4,990)
   Transfers for contract benefits
     and terminations.............       (24,692,143)       (31,692,582)        (3,108,010)       (4,492,841)
                                    -----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (24,310,319)       (31,231,921)        (3,820,943)       (4,677,189)
                                    -----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (709,478)       (38,120,282)        (1,546,718)       (6,815,568)
NET ASSETS:
   Beginning of year..............        246,200,236        284,320,518         21,261,003        28,076,571
                                    -----------------  -----------------   ----------------  ----------------
   End of year....................  $     245,490,758  $     246,200,236   $     19,714,285  $     21,261,003
                                    =================  =================   ================  ================

                                             FTVIPT FRANKLIN                 FTVIPT FRANKLIN RISING
                                            MUTUAL SHARES VIP                     DIVIDENDS VIP
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         47,974  $        250,950  $       (76,320)  $       (89,487)
   Net realized gains (losses)....         1,547,973         2,189,084         2,504,309         3,166,454
   Change in unrealized gains
     (losses) on investments......           313,182       (3,561,412)         (470,433)       (4,001,018)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,909,129       (1,121,378)         1,957,556         (924,051)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            13,174            47,146           136,318            61,549
   Net transfers (including fixed
     account).....................         (716,816)            60,764         (606,606)       (1,442,358)
   Contract charges...............           (6,703)           (7,596)           (4,734)           (5,285)
   Transfers for contract benefits
     and terminations.............       (2,439,539)       (3,853,404)       (2,431,684)       (2,912,812)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,149,884)       (3,753,090)       (2,906,706)       (4,298,906)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,240,755)       (4,874,468)         (949,150)       (5,222,957)
NET ASSETS:
   Beginning of year..............        16,047,671        20,922,139        15,073,297        20,296,254
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     14,806,916  $     16,047,671  $     14,124,147  $     15,073,297
                                    ================  ================  ================  ================

                                        FTVIPT FRANKLIN SMALL-MID          FTVIPT TEMPLETON DEVELOPING
                                             CAP GROWTH VIP                        MARKETS VIP
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (422,868)  $      (528,877)  $       (52,666)  $        142,690
   Net realized gains (losses)....         2,019,116         7,536,394       (1,044,768)         1,518,314
   Change in unrealized gains
     (losses) on investments......       (1,038,951)       (8,019,904)         3,249,765       (5,316,939)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           557,297       (1,012,387)         2,152,331       (3,655,935)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           206,530           325,931           730,271           868,217
   Net transfers (including fixed
     account).....................         (387,266)         (836,350)         (625,612)       (1,021,780)
   Contract charges...............           (7,884)           (9,087)           (7,749)           (8,304)
   Transfers for contract benefits
     and terminations.............       (2,911,027)       (4,446,423)       (1,417,336)       (1,607,424)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,099,647)       (4,965,929)       (1,320,426)       (1,769,291)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,542,350)       (5,978,316)           831,905       (5,425,226)
NET ASSETS:
   Beginning of year..............        26,005,031        31,983,347        13,806,146        19,231,372
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     23,462,681  $     26,005,031  $     14,638,051  $     13,806,146
                                    ================  ================  ================  ================


                                      FTVIPT TEMPLETON FOREIGN VIP
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        104,190  $      1,002,218
   Net realized gains (losses)....            44,825         2,982,112
   Change in unrealized gains
     (losses) on investments......         2,708,456       (8,984,957)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,857,471       (5,000,627)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           662,355           825,372
   Net transfers (including fixed
     account).....................             8,619         (217,127)
   Contract charges...............          (12,468)          (14,303)
   Transfers for contract benefits
     and terminations.............       (6,797,379)       (9,016,088)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (6,138,873)       (8,422,146)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,281,402)      (13,422,773)
NET ASSETS:
   Beginning of year..............        58,736,117        72,158,890
                                    ----------------  ----------------
   End of year....................  $     55,454,715  $     58,736,117
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                            INVESCO V.I. COMSTOCK           INVESCO V.I. DIVERSIFIED DIVIDEND
                                                 SUBACCOUNT                            SUBACCOUNT
                                    -------------------------------------  -------------------------------------
                                          2016                2015               2016                2015
                                    -----------------  ------------------  -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $         (4,406)  $           15,458  $        (13,169)  $          (9,982)
   Net realized gains (losses)....            659,045             321,023            123,701              94,784
   Change in unrealized gains
      (losses) on investments.....             90,333           (820,022)             34,098            (84,851)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........            744,972           (483,541)            144,630                (49)
                                    -----------------  ------------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........                 --                  --                 --                  --
   Net transfers (including fixed
      account)....................          (364,888)           (124,509)             61,697              18,927
   Contract charges...............              (675)               (786)               (99)                (84)
   Transfers for contract benefits
      and terminations............          (507,628)           (758,138)          (237,705)           (139,238)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............          (873,191)           (883,433)          (176,107)           (120,395)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets.............          (128,219)         (1,366,974)           (31,477)           (120,444)
NET ASSETS:
   Beginning of year..............          5,511,939           6,878,913          1,284,340           1,404,784
                                    -----------------  ------------------  -----------------  ------------------
   End of year....................  $       5,383,720  $        5,511,939  $       1,252,863  $        1,284,340
                                    =================  ==================  =================  ==================

                                       INVESCO V.I. EQUITY AND INCOME       INVESCO V.I. GOVERNMENT SECURITIES
                                                 SUBACCOUNT                             SUBACCOUNT
                                    -------------------------------------  -------------------------------------
                                          2016                2015               2016                2015
                                    -----------------  ------------------  -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $         (7,698)  $          336,322  $         (2,310)  $           20,057
   Net realized gains (losses)....          2,958,945           8,524,464            (2,698)             (8,023)
   Change in unrealized gains
      (losses) on investments.....          2,852,056        (11,272,265)           (27,188)           (158,830)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........          5,803,303         (2,411,479)           (32,196)           (146,796)
                                    -----------------  ------------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........            118,778             362,098              3,750                  --
   Net transfers (including fixed
      account)....................        (1,095,723)              65,063             56,467           (180,666)
   Contract charges...............           (19,392)            (21,642)            (1,376)             (1,532)
   Transfers for contract benefits
      and terminations............        (7,146,777)        (11,549,113)        (1,391,547)         (1,481,453)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............        (8,143,114)        (11,143,594)        (1,332,706)         (1,663,651)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets.............        (2,339,811)        (13,555,073)        (1,364,902)         (1,810,447)
NET ASSETS:
   Beginning of year..............         52,124,645          65,679,718          8,782,732          10,593,179
                                    -----------------  ------------------  -----------------  ------------------
   End of year....................  $      49,784,834  $       52,124,645  $       7,417,830  $        8,782,732
                                    =================  ==================  =================  ==================

                                       INVESCO V.I. MANAGED VOLATILITY          INVESCO V.I. S&P 500 INDEX
                                                 SUBACCOUNT                             SUBACCOUNT
                                    -------------------------------------  -------------------------------------
                                          2016                2015               2016                2015
                                    -----------------  ------------------  -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $         (2,050)  $          (9,969)  $        (15,045)  $         (15,489)
   Net realized gains (losses)....           (60,896)             537,459            325,281             335,595
   Change in unrealized gains
      (losses) on investments.....            158,819           (584,124)          (136,521)           (342,011)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........             95,873            (56,634)            173,715            (21,905)
                                    -----------------  ------------------  -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........                 --               6,793              2,415              31,646
   Net transfers (including fixed
      account)....................             19,622             130,209            (1,034)             125,850
   Contract charges...............              (453)               (557)              (291)               (360)
   Transfers for contract benefits
      and terminations............          (231,877)           (362,562)          (463,922)           (316,733)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............          (212,708)           (226,117)          (462,832)           (159,597)
                                    -----------------  ------------------  -----------------  ------------------
      Net increase (decrease)
        in net assets.............          (116,835)           (282,751)          (289,117)           (181,502)
NET ASSETS:
   Beginning of year..............          1,350,241           1,632,992          2,194,793           2,376,295
                                    -----------------  ------------------  -----------------  ------------------
   End of year....................  $       1,233,406  $        1,350,241  $       1,905,676  $        2,194,793
                                    =================  ==================  =================  ==================

                                           JANUS ASPEN ENTERPRISE
                                                 SUBACCOUNT
                                    -------------------------------------
                                          2016                2015
                                    -----------------  ------------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
      (loss)......................  $       (170,680)  $        (123,404)
   Net realized gains (losses)....          1,610,561           2,507,493
   Change in unrealized gains
      (losses) on investments.....          (213,763)         (2,039,530)
                                    -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from operations...........          1,226,118             344,559
                                    -----------------  ------------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners........            258,654             217,405
   Net transfers (including fixed
      account)....................             32,434           (320,879)
   Contract charges...............            (1,703)             (1,801)
   Transfers for contract benefits
      and terminations............        (1,512,489)         (1,586,693)
                                    -----------------  ------------------
      Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............        (1,223,104)         (1,691,968)
                                    -----------------  ------------------
      Net increase (decrease)
        in net assets.............              3,014         (1,347,409)
NET ASSETS:
   Beginning of year..............         12,285,705          13,633,114
                                    -----------------  ------------------
   End of year....................  $      12,288,719  $       12,285,705
                                    =================  ==================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                       JANUS ASPEN GLOBAL RESEARCH            JANUS ASPEN OVERSEAS
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $          3,066  $            150  $      1,000,357  $      (312,663)
   Net realized gains (losses)....            43,500            58,484       (1,601,072)         (351,373)
   Change in unrealized gains
     (losses) on investments......          (39,056)          (79,664)       (2,110,590)       (3,136,630)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             7,510          (21,030)       (2,711,305)       (3,800,666)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            10,983            11,934         1,571,214         1,727,418
   Net transfers (including fixed
     account).....................             8,033          (69,443)       (1,661,271)       (1,387,460)
   Contract charges...............                --                --          (16,412)          (20,896)
   Transfers for contract benefits
     and terminations.............         (154,576)          (82,466)       (2,361,206)       (3,837,225)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (135,560)         (139,975)       (2,467,675)       (3,518,163)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (128,050)         (161,005)       (5,178,980)       (7,318,829)
NET ASSETS:
   Beginning of year..............           803,814           964,819        33,941,265        41,260,094
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        675,764  $        803,814  $     28,762,285  $     33,941,265
                                    ================  ================  ================  ================

                                        LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                             AGGRESSIVE GROWTH                     APPRECIATION
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (3,129,262)  $    (5,105,515)  $      (737,425)  $    (1,213,498)
   Net realized gains (losses)....        31,729,193        74,177,005        17,578,940        22,935,686
   Change in unrealized gains
     (losses) on investments......      (31,339,196)      (80,504,515)         2,307,392      (21,629,746)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (2,739,265)      (11,433,025)        19,148,907            92,442
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,524,691         2,743,545           952,911         1,412,639
   Net transfers (including fixed
     account).....................       (2,014,873)       (8,738,495)       (3,348,431)       (5,615,222)
   Contract charges...............         (168,878)         (191,395)         (138,920)         (149,443)
   Transfers for contract benefits
     and terminations.............      (37,305,304)      (53,751,725)      (30,510,890)      (38,152,929)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (36,964,364)      (59,938,070)      (33,045,330)      (42,504,955)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (39,703,629)      (71,371,095)      (13,896,423)      (42,412,513)
NET ASSETS:
   Beginning of year..............       368,227,608       439,598,703       259,099,416       301,511,929
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    328,523,979  $    368,227,608  $    245,202,993  $    259,099,416
                                    ================  ================  ================  ================

                                         LMPVET CLEARBRIDGE VARIABLE         LMPVET CLEARBRIDGE VARIABLE
                                              DIVIDEND STRATEGY                   LARGE CAP GROWTH
                                                 SUBACCOUNT                          SUBACCOUNT
                                    ------------------------------------  ----------------------------------
                                           2016               2015              2016              2015
                                    -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (371,549)  $       (230,612)  $      (979,003)  $    (1,123,146)
   Net realized gains (losses)....          3,402,946          4,508,781        10,151,357        16,769,415
   Change in unrealized gains
     (losses) on investments......          7,801,497       (10,810,413)       (4,229,733)       (7,951,222)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         10,832,894        (6,532,244)         4,942,621         7,695,047
                                    -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            122,668            173,543           664,303           684,747
   Net transfers (including fixed
     account).....................          (123,865)          (678,730)       (1,163,190)       (2,668,291)
   Contract charges...............           (32,619)           (35,376)          (25,617)          (27,382)
   Transfers for contract benefits
     and terminations.............       (11,728,940)       (16,087,004)      (10,212,887)      (12,721,146)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (11,762,756)       (16,627,567)      (10,737,391)      (14,732,072)
                                    -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (929,862)       (23,159,811)       (5,794,770)       (7,037,025)
NET ASSETS:
   Beginning of year..............         91,048,394        114,208,205        94,894,567       101,931,592
                                    -----------------  -----------------  ----------------  ----------------
   End of year....................  $      90,118,532  $      91,048,394  $     89,099,797  $     94,894,567
                                    =================  =================  ================  ================

                                       LMPVET CLEARBRIDGE VARIABLE
                                             LARGE CAP VALUE
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         91,546  $       (31,145)
   Net realized gains (losses)....         4,217,143         8,285,880
   Change in unrealized gains
     (losses) on investments......         7,747,711      (13,487,092)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        12,056,400       (5,232,357)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           453,867           212,890
   Net transfers (including fixed
     account).....................         (933,453)       (1,270,398)
   Contract charges...............          (47,799)          (51,658)
   Transfers for contract benefits
     and terminations.............      (11,476,323)      (16,177,132)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (12,003,708)      (17,286,298)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............            52,692      (22,518,655)
NET ASSETS:
   Beginning of year..............       114,052,269       136,570,924
                                    ----------------  ----------------
   End of year....................  $    114,104,961  $    114,052,269
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                       LMPVET CLEARBRIDGE VARIABLE          LMPVET CLEARBRIDGE VARIABLE
                                                 MID CAP                         SMALL CAP GROWTH
                                               SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (268,755)  $      (613,720)  $      (693,059)  $      (859,708)
   Net realized gains (losses)....         1,697,903         4,051,386         2,998,553         4,008,511
   Change in unrealized gains
     (losses) on investments......           754,862       (3,086,201)         (704,843)       (6,390,593)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,184,010           351,465         1,600,651       (3,241,790)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            41,711            42,652           402,680           504,371
   Net transfers (including fixed
     account).....................            30,070         (662,093)       (1,034,694)       (1,022,803)
   Contract charges...............          (10,221)          (11,418)          (14,785)          (16,352)
   Transfers for contract benefits
     and terminations.............       (3,541,140)       (5,042,698)       (5,191,448)       (8,300,286)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,479,580)       (5,673,557)       (5,838,247)       (8,835,070)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,295,570)       (5,322,092)       (4,237,596)      (12,076,860)
NET ASSETS:
   Beginning of year..............        33,367,358        38,689,450        48,622,214        60,699,074
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     32,071,788  $     33,367,358  $     44,384,618  $     48,622,214
                                    ================  ================  ================  ================

                                            LMPVET QS VARIABLE
                                            CONSERVATIVE GROWTH             LMPVET QS VARIABLE GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        373,405  $        229,613  $          1,690  $       (20,425)
   Net realized gains (losses)....         1,505,502         2,060,205           873,565         2,975,222
   Change in unrealized gains
     (losses) on investments......           700,199       (3,578,920)           470,828       (3,725,458)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,579,106       (1,289,102)         1,346,083         (770,661)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           119,836            76,280            65,741            79,870
   Net transfers (including fixed
     account).....................         (942,073)         (258,373)         (275,082)         (311,434)
   Contract charges...............          (26,329)          (29,425)          (20,649)          (22,416)
   Transfers for contract benefits
     and terminations.............       (6,385,071)       (8,757,020)       (1,931,146)       (2,121,628)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (7,233,637)       (8,968,538)       (2,161,136)       (2,375,608)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,654,531)      (10,257,640)         (815,053)       (3,146,269)
NET ASSETS:
   Beginning of year..............        48,860,860        59,118,500        21,126,287        24,272,556
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     44,206,329  $     48,860,860  $     20,311,234  $     21,126,287
                                    ================  ================  ================  ================

                                                 LMPVET QS
                                         VARIABLE MODERATE GROWTH         LMPVIT WESTERN ASSET CORE PLUS
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        183,355  $         79,676  $        326,679  $      (148,494)
   Net realized gains (losses)....         1,023,775         1,249,406       (1,254,653)       (2,068,486)
   Change in unrealized gains
     (losses) on investments......           641,325       (2,343,956)         2,869,774         2,047,470
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,848,455       (1,014,874)         1,941,800         (169,510)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            69,119           115,147           143,116           100,024
   Net transfers (including fixed
     account).....................         (105,196)         (421,924)           100,943         (610,917)
   Contract charges...............          (25,949)          (28,418)          (20,301)          (22,498)
   Transfers for contract benefits
     and terminations.............       (2,683,965)       (4,886,784)       (8,312,837)      (11,684,548)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (2,745,991)       (5,221,979)       (8,089,079)      (12,217,939)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (897,536)       (6,236,853)       (6,147,279)      (12,387,449)
NET ASSETS:
   Beginning of year..............        30,991,123        37,227,976        66,305,234        78,692,683
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     30,093,587  $     30,991,123  $     60,157,955  $     66,305,234
                                    ================  ================  ================  ================

                                      LMPVIT WESTERN ASSET VARIABLE
                                         GLOBAL HIGH YIELD BOND
                                               SUBACCOUNT
                                    ---------------------------------
                                          2016              2015
                                    ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        231,523  $       261,219
   Net realized gains (losses)....         (216,758)        (136,878)
   Change in unrealized gains
     (losses) on investments......           688,455        (600,622)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............           703,220        (476,281)
                                    ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --            1,410
   Net transfers (including fixed
     account).....................         (209,241)         (80,390)
   Contract charges...............             (612)            (793)
   Transfers for contract benefits
     and terminations.............         (859,691)      (1,232,932)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,069,544)      (1,312,705)
                                    ----------------  ---------------
     Net increase (decrease)
       in net assets..............         (366,324)      (1,788,986)
NET ASSETS:
   Beginning of year..............         5,805,010        7,593,996
                                    ----------------  ---------------
   End of year....................  $      5,438,686  $     5,805,010
                                    ================  ===============

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                             MIST AMERICAN FUNDS                  MIST AMERICAN FUNDS
                                             BALANCED ALLOCATION                   GROWTH ALLOCATION
                                                 SUBACCOUNT                           SUBACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2016              2015              2016                2015
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         52,929  $         25,125  $          18,766  $          22,090
   Net realized gains (losses).....           293,094           269,885            325,098            249,431
   Change in unrealized gains
     (losses) on investments.......           (5,926)         (353,258)           (73,852)          (328,674)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           340,097          (58,248)            270,012           (57,153)
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           405,038           753,496            413,223            562,912
   Net transfers (including fixed
     account)......................           608,482            98,899            (5,154)          (233,543)
   Contract charges................              (26)              (30)               (28)              (184)
   Transfers for contract benefits
     and terminations..............         (788,300)         (325,871)          (426,670)          (441,098)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............           225,194           526,494           (18,629)          (111,913)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............           565,291           468,246            251,383          (169,066)
NET ASSETS:
   Beginning of year...............         4,828,342         4,360,096          3,549,784          3,718,850
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $      5,393,633  $      4,828,342  $       3,801,167  $       3,549,784
                                     ================  ================  =================  =================

                                             MIST AMERICAN FUNDS
                                             MODERATE ALLOCATION              MIST BLACKROCK HIGH YIELD
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                     ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         28,813  $         20,099  $      4,351,824  $       6,205,064
   Net realized gains (losses).....           154,267           132,391       (1,836,768)            (8,605)
   Change in unrealized gains
     (losses) on investments.......          (29,232)         (201,631)         7,257,359       (10,584,605)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           153,848          (49,141)         9,772,415        (4,388,146)
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           301,249           495,943         1,729,246          1,821,386
   Net transfers (including fixed
     account)......................          (22,416)         (207,480)       (1,853,425)        (4,016,353)
   Contract charges................             (166)             (240)          (30,499)           (33,211)
   Transfers for contract benefits
     and terminations..............         (537,384)         (112,395)       (9,716,679)       (15,379,033)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............         (258,717)           175,828       (9,871,357)       (17,607,211)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         (104,869)           126,687          (98,942)       (21,995,357)
NET ASSETS:
   Beginning of year...............         2,991,070         2,864,383        82,643,530        104,638,887
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $      2,886,201  $      2,991,070  $     82,544,588  $      82,643,530
                                     ================  ================  ================  =================

                                                                              MIST CLEARBRIDGE AGGRESSIVE
                                       MIST CLARION GLOBAL REAL ESTATE                  GROWTH
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  ----------------------------------
                                            2016              2015              2016              2015
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................   $        509,492  $      1,800,965  $    (2,852,113)  $    (4,931,207)
   Net realized gains (losses).....          (421,289)         (160,564)         3,694,060         9,606,916
   Change in unrealized gains
     (losses) on investments.......          (223,617)       (3,522,861)         5,754,234      (31,968,776)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (135,414)       (1,882,460)         6,596,181      (27,293,067)
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,595,808         1,822,913         8,404,380         9,183,107
   Net transfers (including fixed
     account)......................        (1,091,467)       (1,906,462)      (15,879,521)      (12,850,036)
   Contract charges................           (22,098)          (23,977)         (291,976)         (326,205)
   Transfers for contract benefits
     and terminations..............        (7,395,551)      (10,299,851)      (47,382,577)      (56,710,818)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (6,913,308)      (10,407,377)      (55,149,694)      (60,703,952)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............        (7,048,722)      (12,289,837)      (48,553,513)      (87,997,019)
NET ASSETS:
   Beginning of year...............         65,557,139        77,846,976       526,677,455       614,674,474
                                      ----------------  ----------------  ----------------  ----------------
   End of year.....................   $     58,508,417  $     65,557,139  $    478,123,942  $    526,677,455
                                      ================  ================  ================  ================

                                             MIST HARRIS OAKMARK
                                                INTERNATIONAL
                                                 SUBACCOUNT
                                     -----------------------------------
                                            2016              2015
                                     -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         442,792  $      1,081,309
   Net realized gains (losses).....          1,051,568         6,196,329
   Change in unrealized gains
     (losses) on investments.......          1,714,616      (10,651,498)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          3,208,976       (3,373,860)
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            967,832           980,475
   Net transfers (including fixed
     account)......................        (2,855,212)           863,608
   Contract charges................           (11,699)          (13,626)
   Transfers for contract benefits
     and terminations..............        (5,869,209)       (7,790,092)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (7,768,288)       (5,959,635)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (4,559,312)       (9,333,495)
NET ASSETS:
   Beginning of year...............         58,322,409        67,655,904
                                     -----------------  ----------------
   End of year.....................  $      53,763,097  $     58,322,409
                                     =================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                           MIST INVESCO COMSTOCK            MIST INVESCO MID CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,503,075  $      2,539,442  $      (451,796)  $      (635,860)
   Net realized gains (losses)....        19,988,296        19,350,552         1,467,270         2,966,603
   Change in unrealized gains
     (losses) on investments......         3,303,101      (37,466,239)         3,924,305       (6,985,457)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        24,794,472      (15,576,245)         4,939,779       (4,654,714)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           582,046           760,889           133,519           242,899
   Net transfers (including fixed
     account).....................       (3,828,116)       (4,242,895)          (91,063)       (1,136,991)
   Contract charges...............          (69,295)          (76,476)           (6,079)           (7,256)
   Transfers for contract benefits
     and terminations.............      (23,515,849)      (29,675,080)       (3,859,081)       (7,253,517)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (26,831,214)      (33,233,562)       (3,822,704)       (8,154,865)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (2,036,742)      (48,809,807)         1,117,075      (12,809,579)
NET ASSETS:
   Beginning of year..............       184,751,261       233,561,068        39,601,373        52,410,952
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    182,714,519  $    184,751,261  $     40,718,448  $     39,601,373
                                    ================  ================  ================  ================


                                       MIST INVESCO SMALL CAP GROWTH       MIST JPMORGAN SMALL CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (214,666)  $      (233,167)  $         27,672  $       (24,038)
   Net realized gains (losses)....         1,750,076         3,865,529           813,509         1,488,404
   Change in unrealized gains
     (losses) on investments......         (350,031)       (4,152,179)         1,860,272       (2,470,809)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,185,379         (519,817)         2,701,453       (1,006,443)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           253,403           276,222           261,716           247,369
   Net transfers (including fixed
     account).....................         (741,665)         1,781,571         (129,002)         (869,606)
   Contract charges...............           (2,972)           (3,183)           (2,866)           (2,797)
   Transfers for contract benefits
     and terminations.............       (1,281,619)       (2,185,753)       (1,026,639)       (1,744,640)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,772,853)         (131,143)         (896,791)       (2,369,674)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (587,474)         (650,960)         1,804,662       (3,376,117)
NET ASSETS:
   Beginning of year..............        13,547,388        14,198,348         9,963,889        13,340,006
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     12,959,914  $     13,547,388  $     11,768,551  $      9,963,889
                                    ================  ================  ================  ================

                                                                                  MIST MET/ABERDEEN
                                     MIST LOOMIS SAYLES GLOBAL MARKETS         EMERGING MARKETS EQUITY
                                                SUBACCOUNT                           SUBACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016              2015               2016              2015
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        885,350  $        832,251   $      (329,901)  $          6,177
   Net realized gains (losses)....         7,975,121         4,762,941        (1,105,970)       (1,135,337)
   Change in unrealized gains
     (losses) on investments......       (4,101,375)       (4,943,047)          5,198,875       (6,373,766)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         4,759,096           652,145          3,763,004       (7,502,926)
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,339,059         2,443,866            160,473           231,208
   Net transfers (including fixed
     account).....................       (2,373,591)       (2,855,179)        (1,781,990)         1,550,028
   Contract charges...............          (75,385)          (82,364)            (9,017)           (9,791)
   Transfers for contract benefits
     and terminations.............      (13,837,533)      (14,377,761)        (5,032,124)       (7,586,019)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (13,947,450)      (14,871,438)        (6,662,658)       (5,814,574)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (9,188,354)      (14,219,293)        (2,899,654)      (13,317,500)
NET ASSETS:
   Beginning of year..............       135,115,612       149,334,905         40,103,316        53,420,816
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $    125,927,258  $    135,115,612   $     37,203,662  $     40,103,316
                                    ================  ================   ================  ================

                                           MIST MET/EATON VANCE
                                               FLOATING RATE
                                                SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $         77,084  $         70,576
   Net realized gains (losses)....          (73,348)          (42,525)
   Change in unrealized gains
     (losses) on investments......           209,981         (139,928)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           213,717         (111,877)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               203             7,678
   Net transfers (including fixed
     account).....................         (791,797)            27,384
   Contract charges...............              (69)             (130)
   Transfers for contract benefits
     and terminations.............         (304,901)         (428,341)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,096,564)         (393,409)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (882,847)         (505,286)
NET ASSETS:
   Beginning of year..............         3,637,330         4,142,616
                                    ----------------  ----------------
   End of year....................  $      2,754,483  $      3,637,330
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                            MIST MET/WELLINGTON
                                            LARGE CAP RESEARCH           MIST METLIFE ASSET ALLOCATION 100
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        279,130  $      (333,236)  $        587,856  $         42,310
   Net realized gains (losses)....         3,890,674         5,440,443         7,797,366         5,986,553
   Change in unrealized gains
     (losses) on investments......       (1,821,494)       (3,797,151)       (4,254,460)       (7,932,688)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         2,348,310         1,310,056         4,130,762       (1,903,825)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           137,931           175,089         2,393,098         2,685,137
   Net transfers (including fixed
     account).....................       (1,362,827)       (1,207,865)       (2,033,832)         (692,178)
   Contract charges...............          (25,000)          (27,027)          (52,246)          (55,229)
   Transfers for contract benefits
     and terminations.............       (5,036,315)       (5,767,799)       (5,536,633)       (4,756,899)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............       (6,286,211)       (6,827,602)       (5,229,613)       (2,819,169)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (3,937,901)       (5,517,546)       (1,098,851)       (4,722,994)
NET ASSETS:
   Beginning of year..............        40,746,872        46,264,418        59,108,391        63,831,385
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     36,808,971  $     40,746,872  $     58,009,540  $     59,108,391
                                    ================  ================  ================  ================

                                         MIST METLIFE MULTI-INDEX
                                               TARGETED RISK               MIST METLIFE SMALL CAP VALUE
                                                SUBACCOUNT                          SUBACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2016               2015              2016              2015
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $             178  $            224  $      (399,086)  $    (1,519,251)
   Net realized gains (losses)....              (112)               808           543,579        40,701,939
   Change in unrealized gains
     (losses) on investments......              1,773           (1,787)        26,380,882      (46,437,528)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........              1,839             (755)        26,525,375       (7,254,840)
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             23,270            19,599         1,541,331         1,904,906
   Net transfers (including fixed
     account).....................             68,506               861       (3,377,865)       (2,914,553)
   Contract charges...............               (45)               (3)          (43,727)          (44,746)
   Transfers for contract benefits
     and terminations.............            (8,209)             (221)      (10,244,889)      (14,626,342)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............             83,522            20,236      (12,125,150)      (15,680,735)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............             85,361            19,481        14,400,225      (22,935,575)
NET ASSETS:
   Beginning of year..............             31,905            12,424        97,811,772       120,747,347
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $         117,266  $         31,905  $    112,211,997  $     97,811,772
                                    =================  ================  ================  ================

                                                                             MIST MORGAN STANLEY MID CAP
                                      MIST MFS RESEARCH INTERNATIONAL                  GROWTH
                                                SUBACCOUNT                           SUBACCOUNT
                                    ----------------------------------  ------------------------------------
                                          2016              2015               2016               2015
                                    ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        273,784  $        862,282  $       (153,222)  $       (202,171)
   Net realized gains (losses)....       (1,291,342)         (107,034)            403,405            724,182
   Change in unrealized gains
     (losses) on investments......         (539,602)       (2,629,409)        (1,164,910)        (1,223,721)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (1,557,160)       (1,874,161)          (914,727)          (701,710)
                                    ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           524,920           508,172             12,252             29,156
   Net transfers (including fixed
     account).....................         (871,478)         1,397,495          (341,992)          (133,677)
   Contract charges...............          (27,528)          (31,605)            (1,091)            (1,330)
   Transfers for contract benefits
     and terminations.............       (7,095,512)       (9,271,664)          (883,834)        (1,283,539)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............       (7,469,598)       (7,397,602)        (1,214,665)        (1,389,390)
                                    ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets.............       (9,026,758)       (9,271,763)        (2,129,392)        (2,091,100)
NET ASSETS:
   Beginning of year..............        63,005,452        72,277,215          9,645,446         11,736,546
                                    ----------------  ----------------  -----------------  -----------------
   End of year....................  $     53,978,694  $     63,005,452  $       7,516,054  $       9,645,446
                                    ================  ================  =================  =================


                                     MIST OPPENHEIMER GLOBAL EQUITY
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      (791,378)  $      (808,711)
   Net realized gains (losses)....        19,925,223        19,253,564
   Change in unrealized gains
     (losses) on investments......      (23,598,695)       (7,961,424)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (4,464,850)        10,483,429
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,074,197         6,173,498
   Net transfers (including fixed
     account).....................       (6,419,462)       (6,330,514)
   Contract charges...............         (117,721)         (136,679)
   Transfers for contract benefits
     and terminations.............      (31,683,831)      (38,247,891)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions..............      (33,146,817)      (38,541,586)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (37,611,667)      (28,058,157)
NET ASSETS:
   Beginning of year..............       323,609,477       351,667,634
                                    ----------------  ----------------
   End of year....................  $    285,997,810  $    323,609,477
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                          MIST PIMCO INFLATION
                                             PROTECTED BOND                 MIST PIMCO TOTAL RETURN
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                         2016              2015             2016              2015
                                    ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $     (812,709)  $      2,028,568  $     1,741,688  $      8,042,023
   Net realized gains (losses)....      (1,067,016)       (1,499,033)         (64,987)         3,920,021
   Change in unrealized gains
     (losses) on investments......        3,655,250       (3,060,352)          398,523      (15,304,841)
                                    ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        1,775,525       (2,530,817)        2,075,224       (3,342,797)
                                    ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        1,330,903         1,315,016        2,543,989         2,469,405
   Net transfers (including fixed
     account).....................      (1,733,357)       (3,098,875)      (3,631,126)       (7,014,522)
   Contract charges...............         (12,414)          (13,945)         (47,717)          (53,613)
   Transfers for contract benefits
     and terminations.............      (5,181,312)       (9,534,376)     (25,744,712)      (35,377,196)
                                    ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (5,596,180)      (11,332,180)     (26,879,566)      (39,975,926)
                                    ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
       in net assets..............      (3,820,655)      (13,862,997)     (24,804,342)      (43,318,723)
NET ASSETS:
   Beginning of year..............       51,884,514        65,747,511      200,669,344       243,988,067
                                    ---------------  ----------------  ---------------  ----------------
   End of year....................  $    48,063,859  $     51,884,514  $   175,865,002  $    200,669,344
                                    ===============  ================  ===============  ================

                                                                               MIST SSGA GROWTH AND
                                         MIST PYRAMIS MANAGED RISK                  INCOME ETF
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $            (3)  $            (4)  $      1,164,091  $      1,244,376
   Net realized gains (losses)....                60               539         6,475,517         8,080,443
   Change in unrealized gains
     (losses) on investments......               858           (1,073)       (3,010,974)      (12,866,922)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............               915             (538)         4,628,634       (3,542,103)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             9,497             9,527         2,333,975         2,285,272
   Net transfers (including fixed
     account).....................               113           (2,667)       (2,271,885)       (1,663,381)
   Contract charges...............               (2)                --         (115,566)         (124,667)
   Transfers for contract benefits
     and terminations.............               (9)               (4)       (9,495,937)      (10,363,431)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............             9,599             6,856       (9,549,413)       (9,866,207)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............            10,514             6,318       (4,920,779)      (13,408,310)
NET ASSETS:
   Beginning of year..............            17,857            11,539       109,354,013       122,762,323
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $         28,371  $         17,857  $    104,433,234  $    109,354,013
                                    ================  ================  ================  ================

                                                                         MIST T. ROWE PRICE LARGE CAP
                                          MIST SSGA GROWTH ETF                       VALUE
                                               SUBACCOUNT                         SUBACCOUNT
                                    ---------------------------------  ---------------------------------
                                          2016             2015              2016              2015
                                    ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,225,761  $     1,152,160  $      4,636,452  $       160,602
   Net realized gains (losses)....         9,159,575       10,196,188        44,967,999        9,171,343
   Change in unrealized gains
     (losses) on investments......       (3,023,203)     (16,379,555)       (1,729,389)     (29,857,732)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............         7,362,133      (5,031,207)        47,875,062     (20,525,787)
                                    ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         3,643,729        3,853,374         3,866,783        4,978,508
   Net transfers (including fixed
     account).....................       (2,491,144)      (2,301,036)       (9,566,265)      (5,362,714)
   Contract charges...............         (142,588)        (153,046)         (134,324)        (141,231)
   Transfers for contract benefits
     and terminations.............      (11,662,235)     (13,906,872)      (42,029,707)     (55,336,625)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (10,652,238)     (12,507,580)      (47,863,513)     (55,862,062)
                                    ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............       (3,290,105)     (17,538,787)            11,549     (76,387,849)
NET ASSETS:
   Beginning of year..............       139,366,676      156,905,463       366,982,709      443,370,558
                                    ----------------  ---------------  ----------------  ---------------
   End of year....................  $    136,076,571  $   139,366,676  $    366,994,258  $   366,982,709
                                    ================  ===============  ================  ===============

                                        MIST T. ROWE PRICE MID CAP
                                                  GROWTH
                                                SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (25,707)  $       (36,721)
   Net realized gains (losses)....           235,808           420,408
   Change in unrealized gains
     (losses) on investments......         (182,386)         (285,565)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            27,715            98,122
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --               325
   Net transfers (including fixed
     account).....................         (310,290)         (149,633)
   Contract charges...............             (320)             (312)
   Transfers for contract benefits
     and terminations.............         (276,847)         (172,597)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............         (587,457)         (322,217)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (559,742)         (224,095)
NET ASSETS:
   Beginning of year..............         1,870,191         2,094,286
                                    ----------------  ----------------
   End of year....................  $      1,310,449  $      1,870,191
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                            MSF BARCLAYS AGGREGATE BOND
                                      MORGAN STANLEY MULTI CAP GROWTH                  INDEX
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (16,082)  $       (18,479)  $      1,054,278  $      1,251,718
   Net realized gains (losses)....           134,755           220,565           233,281           176,702
   Change in unrealized gains
     (losses) on investments......         (162,328)         (149,761)         (406,120)       (2,074,694)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (43,655)            52,325           881,439         (646,274)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --         1,497,373         1,579,838
   Net transfers (including fixed
     account).....................             1,544          (23,059)         (704,216)         (650,845)
   Contract charges...............              (68)              (75)          (39,779)          (42,735)
   Transfers for contract benefits
     and terminations.............          (69,948)         (152,548)       (7,193,321)       (8,067,002)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............          (68,472)         (175,682)       (6,439,943)       (7,180,744)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (112,127)         (123,357)       (5,558,504)       (7,827,018)
NET ASSETS:
   Beginning of year..............           790,647           914,004        68,017,985        75,845,003
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        678,520  $        790,647  $     62,459,481  $     68,017,985
                                    ================  ================  ================  ================

                                                                              MSF BLACKROCK CAPITAL
                                         MSF BLACKROCK BOND INCOME                APPRECIATION
                                                SUBACCOUNT                         SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      2,285,326  $      3,537,244  $    (2,334,145)  $    (2,725,470)
   Net realized gains (losses)....           536,025         2,788,529        23,140,875        49,054,923
   Change in unrealized gains
     (losses) on investments......         (470,344)       (7,771,371)      (23,625,455)      (36,646,800)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,351,007       (1,445,598)       (2,818,725)         9,682,653
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           995,994         1,279,839         1,024,030         1,180,713
   Net transfers (including fixed
     account).....................         1,853,235         (596,979)       (3,625,731)       (3,302,806)
   Contract charges...............          (42,928)          (47,715)          (62,020)          (69,490)
   Transfers for contract benefits
     and terminations.............      (20,076,684)      (23,003,199)      (18,351,782)      (22,546,437)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (17,270,383)      (22,368,054)      (21,015,503)      (24,738,020)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (14,919,376)      (23,813,652)      (23,834,228)      (15,055,367)
NET ASSETS:
   Beginning of year..............       147,353,917       171,167,569       186,416,345       201,471,712
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    132,434,541  $    147,353,917  $    162,582,117  $    186,416,345
                                    ================  ================  ================  ================

                                                                                  MSF BLACKROCK
                                      MSF BLACKROCK LARGE CAP VALUE           ULTRA-SHORT TERM BOND
                                               SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $       (26,196)  $       (21,404)  $    (3,299,227)  $    (3,866,728)
   Net realized gains (losses)....           279,823           685,618            52,672                --
   Change in unrealized gains
     (losses) on investments......         1,260,670       (1,538,797)           500,725                --
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         1,514,297         (874,583)       (2,745,830)       (3,866,728)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           319,543           178,103         6,640,942         7,162,481
   Net transfers (including fixed
     account).....................          (92,928)            26,416        39,666,696        88,449,377
   Contract charges...............           (2,355)           (2,634)         (108,280)         (122,992)
   Transfers for contract benefits
     and terminations.............       (1,460,780)       (1,885,354)      (64,130,165)     (117,052,389)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (1,236,520)       (1,683,469)      (17,930,807)      (21,563,523)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............           277,777       (2,558,052)      (20,676,637)      (25,430,251)
NET ASSETS:
   Beginning of year..............        10,329,127        12,887,179       234,598,971       260,029,222
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     10,606,904  $     10,329,127  $    213,922,334  $    234,598,971
                                    ================  ================  ================  ================


                                       MSF FRONTIER MID CAP GROWTH
                                               SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,062,938)  $    (1,267,242)
   Net realized gains (losses)....        10,153,360        15,627,482
   Change in unrealized gains
     (losses) on investments......       (6,486,884)      (12,804,276)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         2,603,538         1,555,964
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           497,508           464,259
   Net transfers (including fixed
     account).....................       (2,125,269)         (757,088)
   Contract charges...............          (43,317)          (48,084)
   Transfers for contract benefits
     and terminations.............       (8,226,899)      (10,811,423)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (9,897,977)      (11,152,336)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,294,439)       (9,596,372)
NET ASSETS:
   Beginning of year..............        78,853,375        88,449,747
                                    ----------------  ----------------
   End of year....................  $     71,558,936  $     78,853,375
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                             MSF JENNISON GROWTH          MSF LOOMIS SAYLES SMALL CAP CORE
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                     ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $    (3,534,951)  $    (4,079,989)  $        (11,818)  $       (14,348)
   Net realized gains (losses).....        46,718,088        67,121,004             39,018            99,823
   Change in unrealized gains
     (losses) on investments.......      (48,467,290)      (29,066,135)             64,978         (109,964)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (5,284,153)        33,974,880             92,178          (24,489)
                                     ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         4,518,932         4,660,876                340               845
   Net transfers (including fixed
     account)......................       (7,572,104)       (6,412,253)            109,059           (6,520)
   Contract charges................         (210,030)         (229,901)               (31)              (34)
   Transfers for contract benefits
     and terminations..............      (31,594,437)      (37,267,731)          (143,370)          (58,342)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (34,857,639)      (39,249,009)           (34,002)          (64,051)
                                     ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (40,141,792)       (5,274,129)             58,176          (88,540)
NET ASSETS:
   Beginning of year...............       370,985,158       376,259,287            637,286           725,826
                                     ----------------  ----------------  -----------------  ----------------
   End of year.....................  $    330,843,366  $    370,985,158  $         695,462  $        637,286
                                     ================  ================  =================  ================

                                                                           MSF MET/DIMENSIONAL INTERNATIONAL
                                        MSF MET/ARTISAN MID CAP VALUE                SMALL COMPANY
                                                 SUBACCOUNT                           SUBACCOUNT
                                     ----------------------------------  ------------------------------------
                                           2016              2015              2016                2015
                                     ----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (14,129)  $       (14,195)  $           5,427  $         (4,362)
   Net realized gains (losses).....           228,633           320,054          (111,449)            223,437
   Change in unrealized gains
     (losses) on investments.......            92,465         (501,074)            112,177          (183,760)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           306,969         (195,215)              6,155             35,315
                                     ----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --                --              7,162              5,476
   Net transfers (including fixed
     account)......................           114,178          (36,833)          (795,841)            256,896
   Contract charges................             (149)             (164)               (24)               (80)
   Transfers for contract benefits
     and terminations..............         (210,319)         (230,925)          (108,204)          (251,864)
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............          (96,290)         (267,922)          (896,907)             10,428
                                     ----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............           210,679         (463,137)          (890,752)             45,743
NET ASSETS:
   Beginning of year...............         1,498,283         1,961,420          1,434,554          1,388,811
                                     ----------------  ----------------  -----------------  -----------------
   End of year.....................  $      1,708,962  $      1,498,283  $         543,802  $       1,434,554
                                     ================  ================  =================  =================

                                                                                 MSF MET/WELLINGTON
                                         MSF MET/WELLINGTON BALANCED          CORE EQUITY OPPORTUNITIES
                                                 SUBACCOUNT                          SUBACCOUNT
                                     ----------------------------------  -----------------------------------
                                           2016              2015              2016               2015
                                     ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      3,505,439  $      1,808,489  $         15,102  $       (145,653)
   Net realized gains (losses).....        15,252,242        49,554,376         3,793,458         31,153,170
   Change in unrealized gains
     (losses) on investments.......       (5,961,390)      (47,869,315)         1,354,198       (30,653,946)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        12,796,291         3,493,550         5,162,758            353,571
                                     ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,995,304         2,878,559           415,645            193,460
   Net transfers (including fixed
     account)......................       (2,789,477)         (374,264)        46,174,713        (1,846,975)
   Contract charges................         (137,127)         (171,916)          (69,436)           (16,920)
   Transfers for contract benefits
     and terminations..............      (26,759,940)      (24,110,151)      (13,737,985)       (13,992,312)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (26,691,240)      (21,777,772)        32,782,937       (15,662,747)
                                     ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (13,894,949)      (18,284,222)        37,945,695       (15,309,176)
NET ASSETS:
   Beginning of year...............       244,860,534       263,144,756        80,800,707         96,109,883
                                     ----------------  ----------------  ----------------  -----------------
   End of year.....................  $    230,965,585  $    244,860,534  $    118,746,402  $      80,800,707
                                     ================  ================  ================  =================


                                      MSF METLIFE ASSET ALLOCATION 20
                                                SUBACCOUNT
                                     ----------------------------------
                                           2016              2015
                                     ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $        368,998  $        151,862
   Net realized gains (losses).....           513,075           844,042
   Change in unrealized gains
     (losses) on investments.......         (218,711)       (1,501,646)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............           663,362         (505,742)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           503,438           542,478
   Net transfers (including fixed
     account)......................          (21,301)       (1,182,099)
   Contract charges................           (7,653)           (8,765)
   Transfers for contract benefits
     and terminations..............       (4,562,662)       (4,815,670)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (4,088,178)       (5,464,056)
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (3,424,816)       (5,969,798)
NET ASSETS:
   Beginning of year...............        23,643,801        29,613,599
                                     ----------------  ----------------
   End of year.....................  $     20,218,985  $     23,643,801
                                     ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                        MSF METLIFE ASSET ALLOCATION 40      MSF METLIFE ASSET ALLOCATION 60
                                                  SUBACCOUNT                           SUBACCOUNT
                                     ------------------------------------  -----------------------------------
                                           2016                2015              2016              2015
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       1,563,013  $       (905,977)  $      7,827,754  $     (4,816,035)
   Net realized gains (losses).....          4,556,831          5,650,325        41,062,276         40,033,075
   Change in unrealized gains
     (losses) on investments.......        (2,950,638)        (6,524,264)      (24,270,212)       (48,291,607)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          3,169,206        (1,779,916)        24,619,818       (13,074,567)
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,646,111          2,376,522        10,614,246         13,441,515
   Net transfers (including fixed
     account)......................        (1,050,062)        (1,001,776)       (8,214,538)        (5,606,222)
   Contract charges................           (34,268)           (37,646)         (290,555)          (315,904)
   Transfers for contract benefits
     and terminations..............       (10,100,352)       (12,205,735)      (54,521,198)       (65,426,374)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (9,538,571)       (10,868,635)      (52,412,045)       (57,906,985)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............        (6,369,365)       (12,648,551)      (27,792,227)       (70,981,552)
NET ASSETS:
   Beginning of year...............         74,878,498         87,527,049       480,001,704        550,983,256
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $      68,509,133  $      74,878,498  $    452,209,477  $     480,001,704
                                     =================  =================  ================  =================

                                       MSF METLIFE ASSET ALLOCATION 80       MSF METLIFE MID CAP STOCK INDEX
                                                 SUBACCOUNT                            SUBACCOUNT
                                     -----------------------------------  ------------------------------------
                                            2016              2015              2016                2015
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       7,375,335  $    (8,209,117)  $           6,793  $        (11,568)
   Net realized gains (losses).....         67,473,109        35,760,780          1,489,450          1,432,529
   Change in unrealized gains
     (losses) on investments.......       (40,103,390)      (47,147,251)          1,349,924        (2,015,439)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         34,745,054      (19,595,588)          2,846,167          (594,478)
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         15,043,435        14,238,008          1,053,483            986,880
   Net transfers (including fixed
     account)......................        (8,127,733)       (3,435,538)           (30,049)            682,877
   Contract charges................          (391,318)         (415,622)            (8,013)            (7,606)
   Transfers for contract benefits
     and terminations..............       (49,523,112)      (53,270,926)        (1,309,033)        (1,915,338)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (42,998,728)      (42,884,078)          (293,612)          (253,187)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (8,253,674)      (62,479,666)          2,552,555          (847,665)
NET ASSETS:
   Beginning of year...............        582,539,493       645,019,159         15,269,454         16,117,119
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     574,285,819  $    582,539,493  $      17,822,009  $      15,269,454
                                     =================  ================  =================  =================

                                           MSF METLIFE STOCK INDEX               MSF MFS TOTAL RETURN
                                                 SUBACCOUNT                           SUBACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2016              2015                2016              2015
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $      5,950,607  $       3,738,664  $       4,508,514  $      3,781,141
   Net realized gains (losses).....        61,017,384         87,112,358         23,596,638        11,277,233
   Change in unrealized gains
     (losses) on investments.......        11,351,356       (91,658,276)        (2,527,085)      (21,847,358)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        78,319,347          (807,254)         25,578,067       (6,788,984)
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        12,498,041         13,065,466          4,117,633         4,739,381
   Net transfers (including fixed
     account)......................      (20,415,166)       (45,279,988)        (5,826,167)       (5,011,638)
   Contract charges................         (447,756)          (480,768)          (138,148)         (150,142)
   Transfers for contract benefits
     and terminations..............      (77,423,014)       (89,274,254)       (43,812,952)      (52,994,984)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............      (85,787,895)      (121,969,544)       (45,659,634)      (53,417,383)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (7,468,548)      (122,776,798)       (20,081,567)      (60,206,367)
NET ASSETS:
   Beginning of year...............       825,958,902        948,735,700        367,197,782       427,404,149
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $    818,490,354  $     825,958,902  $     347,116,215  $    367,197,782
                                     ================  =================  =================  ================

                                                MSF MFS VALUE
                                                 SUBACCOUNT
                                     -----------------------------------
                                           2016               2015
                                     -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $         861,040  $      1,519,323
   Net realized gains (losses).....         11,708,015        24,685,200
   Change in unrealized gains
     (losses) on investments.......          2,304,669      (28,440,559)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         14,873,724       (2,236,036)
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,288,553         1,431,532
   Net transfers (including fixed
     account)......................        (1,320,315)       (1,196,217)
   Contract charges................           (36,211)          (37,578)
   Transfers for contract benefits
     and terminations..............       (14,678,360)      (20,907,158)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............       (14,746,333)      (20,709,421)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............            127,391      (22,945,457)
NET ASSETS:
   Beginning of year...............        126,858,359       149,803,816
                                     -----------------  ----------------
   End of year.....................  $     126,985,750  $    126,858,359
                                     =================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                            MSF MSCI EAFE INDEX            MSF NEUBERGER BERMAN GENESIS
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        691,710  $      1,132,624  $      (561,624)  $      (665,270)
   Net realized gains (losses)....       (1,605,838)       (1,094,191)         2,172,141         2,610,190
   Change in unrealized gains
     (losses) on investments......           932,437       (1,058,975)         7,579,184       (2,245,912)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            18,309       (1,020,542)         9,189,701         (300,992)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,471,232         1,669,245           680,563           897,116
   Net transfers (including fixed
     account).....................         (537,856)         (829,921)       (2,445,840)       (1,584,040)
   Contract charges...............          (25,078)          (29,905)          (27,399)          (28,813)
   Transfers for contract benefits
     and terminations.............       (4,511,503)       (4,816,703)       (6,014,590)       (8,658,285)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (3,603,205)       (4,007,284)       (7,807,266)       (9,374,022)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (3,584,896)       (5,027,826)         1,382,435       (9,675,014)
NET ASSETS:
   Beginning of year..............        50,132,009        55,159,835        59,714,866        69,389,880
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     46,547,113  $     50,132,009  $     61,097,301  $     59,714,866
                                    ================  ================  ================  ================

                                                                            MSF T. ROWE PRICE LARGE CAP
                                          MSF RUSSELL 2000 INDEX                      GROWTH
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $        181,485  $         16,168  $      (834,484)  $      (934,826)
   Net realized gains (losses)....         8,196,855         9,509,106         7,199,316        13,336,229
   Change in unrealized gains
     (losses) on investments......        10,191,577      (15,257,920)       (6,641,279)       (7,346,939)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        18,569,917       (5,732,646)         (276,447)         5,054,464
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,972,621         2,132,061           889,130           794,379
   Net transfers (including fixed
     account).....................       (1,589,531)         (375,941)         (968,588)         2,269,515
   Contract charges...............          (56,904)          (60,456)          (16,178)          (17,995)
   Transfers for contract benefits
     and terminations.............       (9,385,346)       (9,542,787)       (5,839,793)       (8,875,970)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (9,059,160)       (7,847,123)       (5,935,429)       (5,830,071)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         9,510,757      (13,579,769)       (6,211,876)         (775,607)
NET ASSETS:
   Beginning of year..............       101,108,420       114,688,189        58,885,774        59,661,381
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    110,619,177  $    101,108,420  $     52,673,898  $     58,885,774
                                    ================  ================  ================  ================

                                        MSF T. ROWE PRICE SMALL CAP        MSF WESTERN ASSET MANAGEMENT
                                                  GROWTH                   STRATEGIC BOND OPPORTUNITIES
                                                SUBACCOUNT                          SUBACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2016              2015              2016              2015
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $    (1,326,583)  $    (1,533,844)  $        651,395  $      1,191,809
   Net realized gains (losses)....        16,674,139        15,664,305           440,473           192,717
   Change in unrealized gains
     (losses) on investments......       (5,240,914)      (12,417,243)         6,086,821       (2,592,005)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        10,106,642         1,713,218         7,178,689       (1,207,479)
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         2,617,681         2,424,047           730,921            95,918
   Net transfers (including fixed
     account).....................       (3,400,052)         (546,725)       149,135,642       (1,128,640)
   Contract charges...............          (47,085)          (50,239)          (61,429)           (5,492)
   Transfers for contract benefits
     and terminations.............      (10,165,512)      (12,140,351)      (18,409,893)       (5,107,602)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............      (10,994,968)      (10,313,268)       131,395,241       (6,145,816)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............         (888,326)       (8,600,050)       138,573,930       (7,353,295)
NET ASSETS:
   Beginning of year..............       109,539,493       118,139,543        32,316,442        39,669,737
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    108,651,167  $    109,539,493  $    170,890,372  $     32,316,442
                                    ================  ================  ================  ================

                                       MSF WESTERN ASSET MANAGEMENT
                                              U.S. GOVERNMENT
                                                SUBACCOUNT
                                    ----------------------------------
                                          2016              2015
                                    ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss).......................  $      1,033,513  $        898,999
   Net realized gains (losses)....            30,051           125,482
   Change in unrealized gains
     (losses) on investments......       (1,013,053)       (1,636,137)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            50,511         (611,656)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,824,684         1,215,122
   Net transfers (including fixed
     account).....................         3,917,148         (247,767)
   Contract charges...............          (41,919)          (46,193)
   Transfers for contract benefits
     and terminations.............      (12,904,520)      (15,979,722)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract
       transactions...............       (7,204,607)      (15,058,560)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,154,096)      (15,670,216)
NET ASSETS:
   Beginning of year..............        82,426,356        98,096,572
                                    ----------------  ----------------
   End of year....................  $     75,272,260  $     82,426,356
                                    ================  ================

(a) For the period May 1, 2015 to December 31, 2015.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

        METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                           PIONEER VCT MID CAP VALUE         PIONEER VCT REAL ESTATE SHARES
                                                  SUBACCOUNT                           SUBACCOUNT
                                     ------------------------------------  ------------------------------------
                                            2016              2015                2016              2015
                                     -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................  $       (250,762)  $       (293,548)  $         100,563  $           8,039
   Net realized gains (losses).....            921,495          3,015,323          1,434,517          1,174,152
   Change in unrealized gains
     (losses) on investments.......          1,831,176        (4,629,877)        (1,221,435)          (982,751)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          2,501,909        (1,908,102)            313,645            199,440
                                     -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             89,664            119,944             51,480            110,184
   Net transfers (including fixed
     account)......................          (374,058)          (564,899)             12,822             61,955
   Contract charges................            (7,822)            (8,841)            (3,739)            (4,039)
   Transfers for contract benefits
     and terminations..............        (3,245,210)        (4,479,399)        (1,261,343)        (1,921,784)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (3,537,426)        (4,933,195)        (1,200,780)        (1,753,684)
                                     -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (1,035,517)        (6,841,297)          (887,135)        (1,554,244)
NET ASSETS:
   Beginning of year...............         20,514,005         27,355,302          8,432,222          9,986,466
                                     -----------------  -----------------  -----------------  -----------------
   End of year.....................  $      19,478,488  $      20,514,005  $       7,545,087  $       8,432,222
                                     =================  =================  =================  =================

                                     TAP 1919 VARIABLE SOCIALLY RESPONSIVE
                                                   BALANCED                               UIF GROWTH
                                                  SUBACCOUNT                              SUBACCOUNT
                                     --------------------------------------  ------------------------------------
                                            2016              2015                  2016              2015
                                      ----------------  -----------------    -----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS:
FROM OPERATIONS:
   Net investment income
     (loss)........................   $      (129,714)  $        (39,347)    $       (106,129)  $       (118,628)
   Net realized gains (losses).....          2,501,996          4,369,500            1,241,008          1,332,565
   Change in unrealized gains
     (losses) on investments.......          (732,681)        (5,490,996)          (1,342,478)          (544,548)
                                      ----------------  -----------------    -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          1,639,601        (1,160,843)            (207,599)            669,389
                                      ----------------  -----------------    -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            404,719            509,627                   --                 --
   Net transfers (including fixed
     account)......................          (673,150)          (469,835)            (177,905)          (126,360)
   Contract charges................           (26,297)           (28,330)                (856)              (833)
   Transfers for contract benefits
     and terminations..............        (3,729,158)        (5,435,281)            (629,924)          (563,694)
                                      ----------------  -----------------    -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from contract
        transactions...............        (4,023,886)        (5,423,819)            (808,685)          (690,887)
                                      ----------------  -----------------    -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (2,384,285)        (6,584,662)          (1,016,284)           (21,498)
NET ASSETS:
   Beginning of year...............         36,506,368         43,091,030            6,666,780          6,688,278
                                      ----------------  -----------------    -----------------  -----------------
   End of year.....................   $     34,122,083  $      36,506,368    $       5,650,496  $       6,666,780
                                      ================  =================    =================  =================

(a) For the period May 1, 2015 to December 31, 2015.




 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

  METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife of CT Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Board of Directors of MetLife Insurance Company of Connecticut ("MICC") on November 14, 2002 to support operations of MICC with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MICC changed its name to MetLife Insurance Company USA and its state of domicile from Connecticut to Delaware. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a portion of its retail business, (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that following the Separation, the separated business will be rebranded as "Brighthouse Financial." On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"), which included a description of how MetLife, Inc. currently plans to effectuate the Separation. On December 6, 2016, Brighthouse filed amendments to its registration statement on Form 10 with the SEC. The information statement filed as an exhibit to the Form 10 disclosed that MetLife, Inc. intends to include the Company, New England Life Insurance Company, First MetLife Investors Insurance Company and MetLife Advisers, LLC ("MetLife Advisers"), among other companies, in the proposed separated business. The ultimate form and timing of the Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. MetLife expects that the life and annuity business sold through Metropolitan Life Insurance Company will not be a part of Brighthouse Financial. The Separation remains subject to certain conditions, including, among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, and an SEC declaration of the effectiveness of the Form 10.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable             Legg Mason Partners Variable Income Trust
   Insurance Funds) ("Invesco V.I.")                         ("LMPVIT")
AB Variable Products Series Fund, Inc. ("AB")              Met Investors Series Trust ("MIST")*
American Funds Insurance Series ("American Funds")         Metropolitan Series Fund ("MSF")*
Delaware VIP Trust ("Delaware VIP")                        Morgan Stanley Variable Investment Series ("Morgan
Deutsche Variable Series II ("Deutsche II")                  Stanley")
Fidelity Variable Insurance Products ("Fidelity VIP")      Pioneer Variable Contracts Trust ("Pioneer VCT")
Franklin Templeton Variable Insurance Products Trust       The Alger Portfolios ("Alger")
   ("FTVIPT")                                              The Dreyfus Socially Responsible Growth Fund, Inc.
Janus Aspen Series ("Janus Aspen")                           ("Dreyfus Socially Responsible Growth")
Legg Mason Partners Variable Equity Trust                  The Universal Institutional Funds, Inc. ("UIF")
   ("LMPVET")                                              Trust for Advised Portfolios ("TAP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS


A. Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2016:

AB Global Thematic Growth Subaccount                     LMPVET ClearBridge Variable Dividend Strategy
Alger Capital Appreciation Subaccount                      Subaccount (a)
American Funds Bond Subaccount                           LMPVET ClearBridge Variable Large Cap Growth
American Funds Global Growth Subaccount                    Subaccount
American Funds Global Small Capitalization               LMPVET ClearBridge Variable Large Cap Value
   Subaccount                                              Subaccount
American Funds Growth Subaccount                         LMPVET ClearBridge Variable Mid Cap Subaccount
American Funds Growth-Income Subaccount                  LMPVET ClearBridge Variable Small Cap Growth
Delaware VIP Small Cap Value Subaccount                    Subaccount
Deutsche II Government & Agency Securities               LMPVET QS Variable Conservative Growth
   Subaccount                                              Subaccount
Deutsche II Small Mid Cap Value Subaccount               LMPVET QS Variable Growth Subaccount
Dreyfus Socially Responsible Growth Subaccount           LMPVET QS Variable Moderate Growth Subaccount
Fidelity VIP Contrafund Subaccount (a)                   LMPVIT Western Asset Core Plus Subaccount
Fidelity VIP Dynamic Capital Appreciation                LMPVIT Western Asset Variable Global High Yield
   Subaccount                                              Bond Subaccount
Fidelity VIP Equity-Income Subaccount (a)                MIST American Funds Balanced Allocation
Fidelity VIP Freedom 2020 Subaccount                       Subaccount
Fidelity VIP Freedom 2025 Subaccount                     MIST American Funds Growth Allocation Subaccount
Fidelity VIP Freedom 2030 Subaccount                     MIST American Funds Moderate Allocation
Fidelity VIP Freedom 2040 Subaccount                       Subaccount
Fidelity VIP Freedom 2050 Subaccount                     MIST BlackRock High Yield Subaccount (a)
Fidelity VIP FundsManager 60% Subaccount                 MIST Clarion Global Real Estate Subaccount (a)
Fidelity VIP High Income Subaccount                      MIST ClearBridge Aggressive Growth Subaccount (a)
Fidelity VIP Mid Cap Subaccount                          MIST Harris Oakmark International Subaccount
FTVIPT Franklin Income VIP Subaccount                    MIST Invesco Comstock Subaccount (a)
FTVIPT Franklin Mutual Shares VIP Subaccount             MIST Invesco Mid Cap Value Subaccount (a)
FTVIPT Franklin Rising Dividends VIP Subaccount          MIST Invesco Small Cap Growth Subaccount (a)
FTVIPT Franklin Small-Mid Cap Growth VIP                 MIST JPMorgan Small Cap Value Subaccount
   Subaccount                                            MIST Loomis Sayles Global Markets Subaccount
FTVIPT Templeton Developing Markets VIP                  MIST Met/Aberdeen Emerging Markets Equity
   Subaccount                                              Subaccount (a)
FTVIPT Templeton Foreign VIP Subaccount                  MIST Met/Eaton Vance Floating Rate Subaccount
Invesco V.I. Comstock Subaccount                         MIST Met/Wellington Large Cap Research Subaccount
Invesco V.I. Diversified Dividend Subaccount             MIST MetLife Asset Allocation 100 Subaccount
Invesco V.I. Equity and Income Subaccount                MIST MetLife Multi-Index Targeted Risk Subaccount
Invesco V.I. Government Securities Subaccount (a)        MIST MetLife Small Cap Value Subaccount (a)
Invesco V.I. Managed Volatility Subaccount               MIST MFS Research International Subaccount
Invesco V.I. S&P 500 Index Subaccount                    MIST Morgan Stanley Mid Cap Growth Subaccount (a)
Janus Aspen Enterprise Subaccount                        MIST Oppenheimer Global Equity Subaccount (a)
Janus Aspen Global Research Subaccount                   MIST PIMCO Inflation Protected Bond Subaccount (a)
Janus Aspen Overseas Subaccount                          MIST PIMCO Total Return Subaccount
LMPVET ClearBridge Variable Aggressive Growth            MIST Pyramis Managed Risk Subaccount
   Subaccount (a)                                        MIST SSGA Growth and Income ETF Subaccount
LMPVET ClearBridge Variable Appreciation                 MIST SSGA Growth ETF Subaccount
   Subaccount                                            MIST T. Rowe Price Large Cap Value Subaccount (a)

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS -- (CONCLUDED)


MIST T. Rowe Price Mid Cap Growth Subaccount          MSF MetLife Asset Allocation 80 Subaccount
Morgan Stanley Multi Cap Growth Subaccount            MSF MetLife Mid Cap Stock Index Subaccount (a)
MSF Barclays Aggregate Bond Index Subaccount          MSF MetLife Stock Index Subaccount (a)
MSF BlackRock Bond Income Subaccount (a)              MSF MFS Total Return Subaccount (a)
MSF BlackRock Capital Appreciation Subaccount (a)     MSF MFS Value Subaccount (a)
MSF BlackRock Large Cap Value Subaccount              MSF MSCI EAFE Index Subaccount
MSF BlackRock Ultra-Short Term Bond Subaccount (a)    MSF Neuberger Berman Genesis Subaccount (a)
MSF Frontier Mid Cap Growth Subaccount (a)            MSF Russell 2000 Index Subaccount
MSF Jennison Growth Subaccount (a)                    MSF T. Rowe Price Large Cap Growth Subaccount (a)
MSF Loomis Sayles Small Cap Core Subaccount           MSF T. Rowe Price Small Cap Growth Subaccount
MSF Met/Artisan Mid Cap Value Subaccount              MSF Western Asset Management Strategic Bond
MSF Met/Dimensional International Small Company         Opportunities Subaccount (a)
   Subaccount                                         MSF Western Asset Management U.S. Government
MSF Met/Wellington Balanced Subaccount (a)              Subaccount
MSF Met/Wellington Core Equity Opportunities          Pioneer VCT Mid Cap Value Subaccount
   Subaccount (a)                                     Pioneer VCT Real Estate Shares Subaccount
MSF MetLife Asset Allocation 20 Subaccount            TAP 1919 Variable Socially Responsive Balanced
MSF MetLife Asset Allocation 40 Subaccount              Subaccount
MSF MetLife Asset Allocation 60 Subaccount            UIF Growth Subaccount

(a) This Subaccount invests in two or more share classes within the underlying portfolio, series or fund of the Trusts.

B. The following Subaccounts had no net assets as of December 31, 2016:

Fidelity VIP Government Money Market Subaccount         MIST Met/Artisan International Subaccount*
MIST AB Global Dynamic Allocation Subaccount*           MIST Met/Franklin Low Duration Total Return
MIST Allianz Global Investors Dynamic Multi-Asset         Subaccount*
   Plus Subaccount*                                     MIST Met/Templeton International Bond Subaccount*
MIST AQR Global Risk Balanced Subaccount*               MIST MetLife Balanced Plus Subaccount*
MIST BlackRock Global Tactical Strategies               MIST PanAgora Global Diversified Risk Subaccount*
   Subaccount*                                          MIST Pyramis Government Income Subaccount*
MIST Goldman Sachs Mid Cap Value Subaccount*            MIST Schroders Global Multi-Asset Subaccount*
MIST Invesco Balanced-Risk Allocation Subaccount*       MIST TCW Core Fixed Income Subaccount*
MIST JPMorgan Core Bond Subaccount*                     MSF Baillie Gifford International Stock Subaccount*
MIST JPMorgan Global Active Allocation Subaccount*      MSF Van Eck Global Natural Resources Subaccount*

* These Subaccounts commenced on April 29, 2016


3. PORTFOLIO CHANGES


The following Subaccounts ceased operations during the year ended December 31, 2016:

MIST Lord Abbett Bond Debenture Subaccount            MIST Pioneer Strategic Income Subaccount
MIST Pioneer Fund Subaccount                          Wells Fargo VT Small Cap Value Subaccount

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES -- (CONCLUDED)


The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2016:

NAME CHANGES:

Former Name                                              New Name

ClearBridge Variable Mid Cap Core Portfolio              ClearBridge Variable Mid Cap Portfolio
(MIST) MFS Emerging Markets Equity Portfolio             (MIST) Met/Aberdeen Emerging Markets Equity
                                                           Portfolio
(MIST) WMC Large Cap Research Portfolio                  (MIST) Met/Wellington Large Cap Research Portfolio
(MSF) BlackRock Money Market Portfolio                   (MSF) BlackRock Ultra-Short Term Bond Portfolio
(MSF) WMC Balanced Portfolio                             (MSF) Met/Wellington Balanced Portfolio
(MSF) WMC Core Equity Opportunities Portfolio            (MSF) Met/Wellington Core Equity Opportunities
                                                           Portfolio
QS Legg Mason Variable Conservative Growth               QS Variable Conservative Growth
QS Legg Mason Variable Growth                            QS Variable Growth
QS Legg Mason Variable Moderate Growth                   QS Variable Moderate Growth

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) Lord Abbett Bond Debenture                       (MSF) Western Asset Management Strategic Bond
   Portfolio                                               Opportunities Portfolio
(MIST) Pioneer Fund Portfolio                           (MSF) Met/Wellington Core Equity Opportunities
                                                           Portfolio
(MIST) Pioneer Strategic Income Portfolio               (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio

LIQUIDATION:

Former Portfolio

Wells Fargo VT Small Cap Value Fund


4. SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


SECURITY VALUATION
A Subaccount's investment in shares of a portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, Fair Value Measurement (Topic 820): Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

      Guaranteed Minimum Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

      Guaranteed Minimum Withdrawal Benefit for Life -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Variable Annuitization Floor Benefit -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

      Principal Protection -- For an additional charge, the Company will guarantee the principal (sum of purchase payments adjusted proportionally for any withdrawals).

      Preservation and Growth -- For an additional charge, the Company will guarantee at a future date your Account Value will not be less than your Purchase Payment.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2016:

     -------------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                   0.70% - 1.90%
     -------------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                               0.10% - 0.15%
     -------------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                                0.15% - 0.25%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit                                                                        0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit for Life                                                               0.65% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                      0.40% - 0.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Variable Annuitization Floor Benefit                                                                         0.00% - 3.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Principal Protection                                                                                         1.25% - 2.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth                                                                                      1.15% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain contracts, a contract administrative charge is imposed regardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2016               DECEMBER 31, 2016
                                                                   ------------------------------     ------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                       SHARES          COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                   -------------    -------------     -------------   --------------
     AB Global Thematic Growth Subaccount........................         18,365          290,240            11,923           50,887
     Alger Capital Appreciation Subaccount.......................         37,106        2,138,415            57,975          618,156
     American Funds Bond Subaccount..............................        456,651        4,922,246         1,296,118        1,501,015
     American Funds Global Growth Subaccount.....................      3,961,404       84,480,470        11,177,858       19,726,040
     American Funds Global Small Capitalization Subaccount.......         88,479        1,729,411           459,779          551,934
     American Funds Growth Subaccount............................      3,399,968      197,748,441        26,018,800       40,473,771
     American Funds Growth-Income Subaccount.....................      4,390,573      168,937,240        28,180,773       36,795,707
     Delaware VIP Small Cap Value Subaccount.....................        283,315        8,573,037         1,376,016        1,267,406
     Deutsche II Government & Agency Securities Subaccount.......        201,547        2,460,619           216,224          393,682
     Deutsche II Small Mid Cap Value Subaccount..................        254,567        3,764,005           584,632        1,023,375
     Dreyfus Socially Responsible Growth Subaccount..............         13,439          406,773            61,102           21,356
     Fidelity VIP Contrafund Subaccount..........................      6,176,702      169,242,638        21,140,264       30,047,052
     Fidelity VIP Dynamic Capital Appreciation Subaccount........        147,281        1,411,433           104,556          272,310
     Fidelity VIP Equity-Income Subaccount.......................     10,649,774      222,503,182        20,418,627       25,133,659
     Fidelity VIP Freedom 2020 Subaccount........................         34,096          421,936           482,030          133,587
     Fidelity VIP Freedom 2025 Subaccount........................         26,052          336,136           226,077           76,540
     Fidelity VIP Freedom 2030 Subaccount........................         44,235          565,484           125,609            1,838
     Fidelity VIP Freedom 2040 Subaccount........................          3,397           60,149            66,893           17,565
     Fidelity VIP Freedom 2050 Subaccount........................          2,903           47,354            45,018            2,629
     Fidelity VIP FundsManager 60% Subaccount....................     53,779,930      612,431,216        76,880,352       24,181,951
     Fidelity VIP High Income Subaccount.........................      3,618,925       21,602,445         1,626,688        2,386,036
     Fidelity VIP Mid Cap Subaccount.............................      7,432,358      219,730,623        20,079,549       31,665,782
     FTVIPT Franklin Income VIP Subaccount.......................      1,281,813       18,970,626         1,582,104        4,753,278
     FTVIPT Franklin Mutual Shares VIP Subaccount................        737,396       12,857,247         1,615,327        3,531,926
     FTVIPT Franklin Rising Dividends VIP Subaccount.............        567,468       12,121,761         4,000,381        5,232,024
     FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount.........      1,442,083       28,290,818         3,555,835        4,214,976
     FTVIPT Templeton Developing Markets VIP Subaccount..........      1,988,866       19,174,919         1,185,798        2,558,871
     FTVIPT Templeton Foreign VIP Subaccount.....................      4,074,557       57,287,117         5,027,796       10,088,553
     Invesco V.I. Comstock Subaccount............................        288,054        3,855,608           535,466        1,004,135
     Invesco V.I. Diversified Dividend Subaccount................         47,765          780,855           135,666          324,941
     Invesco V.I. Equity and Income Subaccount...................      2,815,884       39,187,014         2,765,589        9,398,887
     Invesco V.I. Government Securities Subaccount...............        653,815        7,643,447           815,231        2,150,247
     Invesco V.I. Managed Volatility Subaccount..................        103,042        1,496,178           143,241          321,696
     Invesco V.I. S&P 500 Index Subaccount.......................        114,181        1,491,027           317,637          638,336
     Janus Aspen Enterprise Subaccount...........................        218,583        9,086,670         1,890,250        2,266,311
     Janus Aspen Global Research Subaccount......................         16,949          501,676            36,660          169,198
     Janus Aspen Overseas Subaccount.............................      1,204,955       46,726,013         3,536,809        4,042,243
     LMPVET ClearBridge Variable Aggressive Growth Subaccount....     13,104,945      228,814,324        22,351,665       45,612,100
     LMPVET ClearBridge Variable Appreciation Subaccount.........      6,679,476      166,666,889        10,486,831       38,909,948
     LMPVET ClearBridge Variable Dividend Strategy Subaccount....      5,294,068       66,730,001         3,316,803       15,451,108
     LMPVET ClearBridge Variable Large Cap Growth Subaccount.....      4,291,898       75,444,018        10,749,971       15,230,853
     LMPVET ClearBridge Variable Large Cap Value Subaccount......      5,857,545       95,831,523         6,012,876       15,651,650
     LMPVET ClearBridge Variable Mid Cap Subaccount..............      1,681,793       23,798,537         1,541,859        4,528,044
     LMPVET ClearBridge Variable Small Cap Growth Subaccount.....      2,082,807       35,265,584         2,827,170        7,584,155
     LMPVET QS Variable Conservative Growth Subaccount...........      2,995,009       35,412,102         1,299,764        8,159,997
     LMPVET QS Variable Growth Subaccount........................      1,395,961       18,746,786         1,072,053        2,467,364
     LMPVET QS Variable Moderate Growth Subaccount...............      2,065,449       23,881,603         1,158,640        3,324,649
     LMPVIT Western Asset Core Plus Subaccount...................     10,554,029       67,949,012         3,390,903       11,153,309
     LMPVIT Western Asset Variable Global High Yield Bond
       Subaccount................................................        767,093        6,055,546           517,887        1,355,908
     MIST American Funds Balanced Allocation Subaccount..........        556,618        5,441,507         4,523,877        3,768,262
     MIST American Funds Growth Allocation Subaccount............        415,428        3,961,926           810,638          459,581
     MIST American Funds Moderate Allocation Subaccount..........        298,161        2,972,978           555,579          607,507
     MIST BlackRock High Yield Subaccount........................     10,777,150       86,592,850        13,658,125       19,177,676
     MIST Clarion Global Real Estate Subaccount..................      5,030,736       62,316,787         4,426,563       10,830,380

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                          FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2016              DECEMBER 31, 2016
                                                                  -----------------------------     ------------------------------
                                                                                                       COST OF         PROCEEDS
                                                                     SHARES          COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                  -------------    ------------     -------------   --------------
     MIST ClearBridge Aggressive Growth Subaccount..............     30,561,998     430,862,563         7,967,610       65,969,417
     MIST Harris Oakmark International Subaccount...............      4,079,143      60,019,753         8,672,280       12,429,404
     MIST Invesco Comstock Subaccount...........................     12,528,921     132,981,715        19,617,398       31,454,962
     MIST Invesco Mid Cap Value Subaccount......................      2,145,304      39,442,572         3,497,227        5,923,515
     MIST Invesco Small Cap Growth Subaccount...................        955,494      14,411,523         3,717,693        3,374,631
     MIST JPMorgan Small Cap Value Subaccount...................        649,838       9,723,906         2,135,008        2,318,354
     MIST Loomis Sayles Global Markets Subaccount...............      8,383,972      96,073,560         7,160,245       16,084,032
     MIST Met/Aberdeen Emerging Markets Equity Subaccount.......      4,165,539      41,413,005         2,255,678        9,248,236
     MIST Met/Eaton Vance Floating Rate Subaccount..............        267,686       2,781,903           401,919        1,421,399
     MIST Met/Wellington Large Cap Research Subaccount..........      2,694,654      29,670,712         3,850,100        7,333,179
     MIST MetLife Asset Allocation 100 Subaccount...............      5,013,791      54,689,851        10,273,627        7,652,460
     MIST MetLife Multi-Index Targeted Risk Subaccount..........          9,797         116,982            93,208            9,508
     MIST MetLife Small Cap Value Subaccount....................      7,103,281     109,299,185         5,188,142       15,003,168
     MIST MFS Research International Subaccount.................      5,365,676      60,163,560         3,073,364       10,269,179
     MIST Morgan Stanley Mid Cap Growth Subaccount..............        529,244       6,045,766           596,584        1,964,473
     MIST Oppenheimer Global Equity Subaccount..................     14,857,815     243,441,280        21,468,396       40,887,124
     MIST PIMCO Inflation Protected Bond Subaccount.............      4,924,608      52,944,692         2,774,399        9,183,291
     MIST PIMCO Total Return Subaccount.........................     15,815,199     178,331,996        10,629,911       35,767,799
     MIST Pyramis Managed Risk Subaccount.......................          2,535          28,257             9,745               89
     MIST SSGA Growth and Income ETF Subaccount.................      9,476,700     101,430,706         9,056,840       11,383,637
     MIST SSGA Growth ETF Subaccount............................     12,336,954     131,311,815        12,226,104       12,856,374
     MIST T. Rowe Price Large Cap Value Subaccount..............     10,909,042     337,965,813        58,411,293       60,028,215
     MIST T. Rowe Price Mid Cap Growth Subaccount...............        135,377       1,315,445           270,925          684,684
     Morgan Stanley Multi Cap Growth Subaccount.................         17,200         647,559           132,450           96,485
     MSF Barclays Aggregate Bond Index Subaccount...............      5,746,042      62,542,413         4,248,470        9,634,134
     MSF BlackRock Bond Income Subaccount.......................      1,256,272     132,147,663        11,874,136       26,859,195
     MSF BlackRock Capital Appreciation Subaccount..............      4,895,490     114,207,594        16,928,295       25,032,021
     MSF BlackRock Large Cap Value Subaccount...................      1,187,784      11,840,097         1,676,923        2,161,022
     MSF BlackRock Ultra-Short Term Bond Subaccount.............      2,133,941     213,421,332        79,132,571      100,361,947
     MSF Frontier Mid Cap Growth Subaccount.....................      2,322,226      63,870,782        10,198,269       12,450,739
     MSF Jennison Growth Subaccount.............................     25,015,214     316,574,131        47,591,194       41,699,355
     MSF Loomis Sayles Small Cap Core Subaccount................          2,687         665,606           197,845          193,278
     MSF Met/Artisan Mid Cap Value Subaccount...................          7,650       1,398,989           336,550          260,767
     MSF Met/Dimensional International Small Company
       Subaccount...............................................         43,504         603,654           214,824        1,029,113
     MSF Met/Wellington Balanced Subaccount.....................     12,492,404     200,414,141        21,445,423       33,716,411
     MSF Met/Wellington Core Equity Opportunities Subaccount....      4,178,061     127,371,521        57,057,077       18,754,539
     MSF MetLife Asset Allocation 20 Subaccount.................      1,907,452      21,267,794         2,895,284        5,880,953
     MSF MetLife Asset Allocation 40 Subaccount.................      6,089,701      69,667,579        11,041,009       14,349,548
     MSF MetLife Asset Allocation 60 Subaccount.................     38,683,446     458,840,253        63,409,731       66,370,030
     MSF MetLife Asset Allocation 80 Subaccount.................     44,866,080     573,130,897        95,031,986       63,362,463
     MSF MetLife Mid Cap Stock Index Subaccount.................        944,850      14,827,600         3,329,805        2,372,965
     MSF MetLife Stock Index Subaccount.........................     17,821,047     623,629,152        69,571,192      114,134,780
     MSF MFS Total Return Subaccount............................      2,054,386     294,699,882        31,729,539       57,762,715
     MSF MFS Value Subaccount...................................      8,305,126     121,155,322        18,640,234       21,154,309
     MSF MSCI EAFE Index Subaccount.............................      3,888,648      59,502,166         2,448,762        5,360,257
     MSF Neuberger Berman Genesis Subaccount....................      2,865,343      41,974,375         1,142,639        9,511,695
     MSF Russell 2000 Index Subaccount..........................      5,470,780      80,605,634         9,817,418       12,907,213
     MSF T. Rowe Price Large Cap Growth Subaccount..............      2,650,810      50,098,003        10,008,200       10,112,930
     MSF T. Rowe Price Small Cap Growth Subaccount..............      5,402,843      87,531,747        16,223,847       14,462,057
     MSF Western Asset Management Strategic Bond
       Opportunities Subaccount.................................     12,787,840     165,489,092       158,787,038       26,739,950
     MSF Western Asset Management U.S. Government
       Subaccount...............................................      6,411,607      76,630,315         9,571,172       15,742,266

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                          FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2016              DECEMBER 31, 2016
                                                                  ------------------------------    -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                      SHARES         COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------    --------------   --------------
     Pioneer VCT Mid Cap Value Subaccount.......................        960,478       19,085,528        1,815,494        4,374,274
     Pioneer VCT Real Estate Shares Subaccount..................        460,067        8,537,443        2,193,720        1,804,709
     TAP 1919 Variable Socially Responsive Balanced
       Subaccount...............................................      1,315,931       32,624,819        2,803,521        4,827,164
     UIF Growth Subaccount......................................        229,229        4,632,499        1,184,526        1,115,949

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:



                                      AB GLOBAL THEMATIC GROWTH       ALGER CAPITAL APPRECIATION           AMERICAN FUNDS BOND
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........         433,718          842,863         973,382        1,145,362       2,919,559        3,888,953
Units issued and transferred
   from other funding options....          16,714            8,029          17,163          147,172         770,840          509,746
Units redeemed and transferred to
   other funding options.........        (48,035)        (417,174)       (200,200)        (319,152)       (894,985)      (1,479,140)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................         402,397          433,718         790,345          973,382       2,795,414        2,919,559
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                                                              AMERICAN FUNDS
                                     AMERICAN FUNDS GLOBAL GROWTH       GLOBAL SMALL CAPITALIZATION
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       43,593,647       50,715,493          620,815          785,948
Units issued and transferred
   from other funding options....        1,145,866        2,049,606           39,344           66,178
Units redeemed and transferred to
   other funding options.........      (7,726,016)      (9,171,452)        (164,468)        (231,311)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       37,013,497       43,593,647          495,691          620,815
                                   ===============  ===============  ===============  ===============



                                         AMERICAN FUNDS GROWTH
                                              SUBACCOUNT
                                   --------------------------------
                                         2016             2015
                                   ---------------  ---------------

Units beginning of year..........      103,574,782      122,112,054
Units issued and transferred
   from other funding options....        2,985,402        4,087,732
Units redeemed and transferred to
   other funding options.........     (16,805,003)     (22,625,004)
                                   ---------------  ---------------
Units end of year................       89,755,181      103,574,782
                                   ===============  ===============


                                     AMERICAN FUNDS GROWTH-INCOME      DELAWARE VIP SMALL CAP VALUE
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016            2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       96,683,093      114,152,086        2,998,177        3,517,796
Units issued and transferred
   from other funding options....        2,630,261        4,047,386          156,661           61,518
Units redeemed and transferred to
   other funding options.........     (16,287,210)     (21,516,379)        (390,498)        (581,137)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       83,026,144       96,683,093        2,764,340        2,998,177
                                   ===============  ===============  ===============  ===============


                                      DEUTSCHE II GOVERNMENT &
                                          AGENCY SECURITIES           DEUTSCHE II SMALL MID CAP VALUE
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  ---------------------------------
                                        2016              2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,061,094        2,276,924        1,750,951        2,326,077
Units issued and transferred
   from other funding options....          131,560          179,781           60,584           75,880
Units redeemed and transferred to
   other funding options.........        (295,713)        (395,611)        (380,012)        (651,006)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        1,896,941        2,061,094        1,431,523        1,750,951
                                   ===============  ===============  ===============  ===============


                                                DREYFUS
                                      SOCIALLY RESPONSIBLE GROWTH        FIDELITY VIP CONTRAFUND
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015            2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          253,443          380,167       82,770,515       92,864,202
Units issued and transferred
   from other funding options....            5,593           20,569        3,516,391        4,551,613
Units redeemed and transferred to
   other funding options.........          (6,138)        (147,293)     (12,832,376)     (14,645,300)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          252,898          253,443       73,454,530       82,770,515
                                   ===============  ===============  ===============  ===============

                                             FIDELITY VIP
                                     DYNAMIC CAPITAL APPRECIATION        FIDELITY VIP EQUITY-INCOME
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2016             2015              2016             2015
                                   ---------------  ----------------  ---------------  ----------------

Units beginning of year..........          934,036         1,011,331       52,549,940        58,365,899
Units issued and transferred
   from other funding options....            6,473           361,296        1,483,731         1,580,356
Units redeemed and transferred to
   other funding options.........        (114,211)         (438,591)      (6,391,332)       (7,396,315)
                                   ---------------  ----------------  ---------------  ----------------
Units end of year................          826,298           934,036       47,642,339        52,549,940
                                   ===============  ================  ===============  ================



                                       FIDELITY VIP FREEDOM 2020          FIDELITY VIP FREEDOM 2025
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2016           2015 (a)            2016           2015 (a)
                                   ----------------  ---------------  ---------------  ----------------

Units beginning of year..........            42,288               --          104,718                --
Units issued and transferred
   from other funding options....           276,435           42,332          121,655           104,821
Units redeemed and transferred to
   other funding options.........          (76,043)             (44)         (44,732)             (103)
                                   ----------------  ---------------  ---------------  ----------------
Units end of year................           242,680           42,288          181,641           104,718
                                   ================  ===============  ===============  ================



                                       FIDELITY VIP FREEDOM 2030          FIDELITY VIP FREEDOM 2040
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2016           2015 (a)            2016            2015 (A)
                                   ----------------  ---------------  ----------------  ---------------

Units beginning of year..........           240,061               --             4,565               --
Units issued and transferred
   from other funding options....            59,702          240,091            29,405            4,586
Units redeemed and transferred to
   other funding options.........           (1,066)             (30)           (7,591)             (21)
                                   ----------------  ---------------  ----------------  ---------------
Units end of year................           298,697          240,061            26,379            4,565
                                   ================  ===============  ================  ===============


                                      FIDELITY VIP FREEDOM 2050        FIDELITY VIP FUNDSMANAGER 60%
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016           2015 (a)            2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            2,194               --       43,562,575        3,719,213
Units issued and transferred
   from other funding options....           18,744            3,028        4,795,740       40,373,616
Units redeemed and transferred to
   other funding options.........          (1,201)            (834)      (1,465,717)        (530,254)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           19,737            2,194       46,892,598       43,562,575
                                   ===============  ===============  ===============  ===============



                                       FIDELITY VIP HIGH INCOME            FIDELITY VIP MID CAP
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        6,309,633        7,082,915       78,497,047       88,269,188
Units issued and transferred
   from other funding options....          316,553          199,182        3,852,517        4,405,175
Units redeemed and transferred to
   other funding options.........        (799,536)        (972,464)     (11,516,530)     (14,177,316)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        5,826,650        6,309,633       70,833,034       78,497,047
                                   ===============  ===============  ===============  ===============


                                                                                FTVIPT
                                     FTVIPT FRANKLIN INCOME VIP       FRANKLIN MUTUAL SHARES VIP
                                             SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015            2016             2015
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........       11,175,992      13,052,798        9,109,098       11,130,280
Units issued and transferred
   from other funding options....          382,854         441,808          169,298          291,148
Units redeemed and transferred to
   other funding options.........      (2,057,291)     (2,318,614)      (1,932,675)      (2,312,330)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        9,501,555      11,175,992        7,345,721        9,109,098
                                   ===============  ==============  ===============  ===============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                                FTVIPT                        FTVIPT FRANKLIN
                                     FRANKLIN RISING DIVIDENDS VIP       SMALL-MID CAP GROWTH VIP
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        7,513,466        9,499,985       13,151,027       15,338,031
Units issued and transferred
   from other funding options....          947,508          328,618          548,358          737,491
Units redeemed and transferred to
   other funding options.........      (2,271,312)      (2,315,137)      (2,058,524)      (2,924,495)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        6,189,662        7,513,466       11,640,861       13,151,027
                                   ===============  ===============  ===============  ===============


                                          FTVIPT TEMPLETON
                                       DEVELOPING MARKETS VIP          FTVIPT TEMPLETON FOREIGN VIP
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        9,114,020       10,086,656       37,823,632       42,645,501
Units issued and transferred
   from other funding options....        1,227,892        1,027,745        3,100,044        4,414,237
Units redeemed and transferred to
   other funding options.........      (2,013,051)      (2,000,381)      (6,991,659)      (9,236,106)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        8,328,861        9,114,020       33,932,017       37,823,632
                                   ===============  ===============  ===============  ===============



                                         INVESCO V.I. COMSTOCK       INVESCO V.I. DIVERSIFIED DIVIDEND
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  ----------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........        3,897,706        4,455,900           764,684          832,783
Units issued and transferred
   from other funding options....           57,794           23,891            68,412           61,656
Units redeemed and transferred to
   other funding options.........        (613,337)        (582,085)         (170,627)        (129,755)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................        3,342,163        3,897,706           662,469          764,684
                                   ===============  ===============   ===============  ===============

                                    INVESCO V.I. EQUITY AND INCOME    INVESCO V.I. GOVERNMENT SECURITIES
                                              SUBACCOUNT                          SUBACCOUNT
                                   ---------------------------------  ----------------------------------
                                         2016              2015              2016             2015
                                   ----------------  ---------------   ---------------  ---------------

Units beginning of year..........        25,216,381       30,474,326         7,219,285        8,543,666
Units issued and transferred
   from other funding options....           593,218        1,508,223           671,161          625,531
Units redeemed and transferred to
   other funding options.........       (4,495,556)      (6,766,168)       (1,722,960)      (1,949,912)
                                   ----------------  ---------------   ---------------  ---------------
Units end of year................        21,314,043       25,216,381         6,167,486        7,219,285
                                   ================  ===============   ===============  ===============


                                    INVESCO V.I. MANAGED VOLATILITY      INVESCO V.I. S&P 500 INDEX
                                              SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  ----------------------------------
                                         2016            2015              2016              2015
                                   ---------------  ---------------  ----------------  ----------------

Units beginning of year..........          572,546          663,209         1,204,868         1,281,929
Units issued and transferred
   from other funding options....           39,256           95,076            87,833           109,011
Units redeemed and transferred to
   other funding options.........        (131,877)        (185,739)         (331,870)         (186,072)
                                   ---------------  ---------------  ----------------  ----------------
Units end of year................          479,925          572,546           960,831         1,204,868
                                   ===============  ===============  ================  ================


                                         JANUS ASPEN ENTERPRISE            JANUS ASPEN GLOBAL RESEARCH
                                               SUBACCOUNT                          SUBACCOUNT
                                   ----------------------------------  ----------------------------------
                                         2016              2015              2016              2015
                                   ----------------  ----------------  ----------------  ----------------

Units beginning of year..........         7,987,829         9,230,937           539,820           634,971
Units issued and transferred
   from other funding options....           552,187           473,648            27,899            38,064
Units redeemed and transferred to
   other funding options.........       (1,372,216)       (1,716,756)         (125,714)         (133,215)
                                   ----------------  ----------------  ----------------  ----------------
Units end of year................         7,167,800         7,987,829           442,005           539,820
                                   ================  ================  ================  ================

                                                                          LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                        JANUS ASPEN OVERSEAS          VARIABLE AGGRESSIVE GROWTH          VARIABLE APPRECIATION
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015             2016            2015
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........       23,066,962      25,235,388     167,403,724      192,876,953      123,885,127     144,399,729
Units issued and transferred
   from other funding options....        2,291,160       2,343,364       5,942,521        6,482,210        1,977,149       2,202,697
Units redeemed and transferred to
   other funding options.........      (4,093,381)     (4,511,790)    (23,402,967)     (31,955,439)     (17,498,041)    (22,717,299)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................       21,264,741      23,066,962     149,943,278      167,403,724      108,364,235     123,885,127
                                   ===============  ==============  ==============  ===============  ===============  ==============


                                         LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                     VARIABLE DIVIDEND STRATEGY        VARIABLE LARGE CAP GROWTH        VARIABLE LARGE CAP VALUE
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015             2016            2015            2016             2015
                                   --------------  ---------------  ---------------  --------------  --------------  ---------------

Units beginning of year..........      54,421,552       63,992,104       42,889,895      49,849,619      57,721,574       66,183,724
Units issued and transferred
   from other funding options....       1,342,967        3,710,723        1,944,297       2,004,538       2,045,414        1,390,697
Units redeemed and transferred to
   other funding options.........     (8,112,496)     (13,281,275)      (6,724,857)     (8,964,262)     (7,886,784)      (9,852,847)
                                   --------------  ---------------  ---------------  --------------  --------------  ---------------
Units end of year................      47,652,023       54,421,552       38,109,335      42,889,895      51,880,204       57,721,574
                                   ==============  ===============  ===============  ==============  ==============  ===============

                                           LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE                   LMPVET QS
                                            VARIABLE MID CAP             VARIABLE SMALL CAP GROWTH     VARIABLE CONSERVATIVE GROWTH
                                               SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2016             2015            2016            2015            2016            2015
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............      13,634,362       15,892,449      19,565,583      22,972,604      26,949,264      31,787,275
Units issued and transferred
   from other funding options......         385,546          545,267         804,204       1,335,231         316,041         470,702
Units redeemed and transferred to
   other funding options...........     (1,847,520)      (2,803,354)     (3,218,883)     (4,742,252)     (4,190,546)     (5,308,713)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................      12,172,388       13,634,362      17,150,904      19,565,583      23,074,759      26,949,264
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                                LMPVET QS                        LMPVET QS
                                             VARIABLE GROWTH             VARIABLE MODERATE GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                           2016            2015            2016             2015
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............       13,074,765      14,489,682      18,733,090       21,841,591
Units issued and transferred
   from other funding options......           63,168         121,611         149,412          187,364
Units redeemed and transferred to
   other funding options...........      (1,395,438)     (1,536,528)     (1,780,249)      (3,295,865)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................       11,742,495      13,074,765      17,102,253       18,733,090
                                     ===============  ==============  ==============  ===============



                                     LMPVIT WESTERN ASSET CORE PLUS
                                               SUBACCOUNT
                                     -------------------------------
                                          2016            2015
                                     --------------  --------------

Units beginning of year............      32,101,360      37,890,107
Units issued and transferred
   from other funding options......       1,346,090       1,327,737
Units redeemed and transferred to
   other funding options...........     (5,124,523)     (7,116,484)
                                     --------------  --------------
Units end of year..................      28,322,927      32,101,360
                                     ==============  ==============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                        LMPVIT WESTERN ASSET               MIST AMERICAN FUNDS
                                   VARIABLE GLOBAL HIGH YIELD BOND         BALANCED ALLOCATION
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015             2016             2015
                                   ---------------  --------------   ---------------  ---------------

Units beginning of year..........        3,405,003       4,116,947         3,593,345        3,198,147
Units issued and transferred
   from other funding options....          139,391         170,707         2,921,381          986,660
Units redeemed and transferred to
   other funding options.........        (734,076)       (882,651)       (2,769,363)        (591,462)
                                   ---------------  --------------   ---------------  ---------------
Units end of year................        2,810,318       3,405,003         3,745,363        3,593,345
                                   ===============  ==============   ===============  ===============


                                         MIST AMERICAN FUNDS               MIST AMERICAN FUNDS
                                          GROWTH ALLOCATION                MODERATE ALLOCATION
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,633,410        2,717,215        2,284,599        2,152,245
Units issued and transferred
   from other funding options....          374,571          467,527          273,378          395,928
Units redeemed and transferred to
   other funding options.........        (400,282)        (551,332)        (480,948)        (263,574)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,607,699        2,633,410        2,077,029        2,284,599
                                   ===============  ===============  ===============  ===============


                                                                               MIST CLARION
                                      MIST BLACKROCK HIGH YIELD             GLOBAL REAL ESTATE
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016            2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       30,089,681       36,693,530       50,678,041       58,479,092
Units issued and transferred
   from other funding options....        3,818,695        4,014,633        3,930,616        4,402,558
Units redeemed and transferred to
   other funding options.........      (7,629,635)     (10,618,482)      (9,145,299)     (12,203,609)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       26,278,741       30,089,681       45,463,358       50,678,041
                                   ===============  ===============  ===============  ===============

                                          MIST CLEARBRIDGE                MIST HARRIS OAKMARK
                                          AGGRESSIVE GROWTH                  INTERNATIONAL                MIST INVESCO COMSTOCK
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........       74,168,853      83,295,458      31,636,054       34,506,428       97,875,599     114,273,627
Units issued and transferred
   from other funding options....        4,331,426      10,418,908       3,162,843        4,108,689        2,396,325       3,217,680
Units redeemed and transferred to
   other funding options.........     (13,819,981)    (19,545,513)     (7,639,439)      (6,979,063)     (16,358,704)    (19,615,708)
                                   ---------------  --------------  --------------  ---------------  ---------------  --------------
Units end of year................       64,680,298      74,168,853      27,159,458       31,636,054       83,913,220      97,875,599
                                   ===============  ==============  ==============  ===============  ===============  ==============



                                     MIST INVESCO MID CAP VALUE       MIST INVESCO SMALL CAP GROWTH
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015             2016             2015
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........       27,773,801       33,040,249       5,777,662        5,841,705
Units issued and transferred
   from other funding options....        1,459,759        1,822,018         682,133        1,562,549
Units redeemed and transferred to
   other funding options.........      (4,132,832)      (7,088,466)     (1,457,871)      (1,626,592)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................       25,100,728       27,773,801       5,001,924        5,777,662
                                   ===============  ===============  ==============  ===============



                                     MIST JPMORGAN SMALL CAP VALUE
                                              SUBACCOUNT
                                   --------------------------------
                                         2016            2015
                                   ---------------  ---------------

Units beginning of year..........        5,524,272        6,763,553
Units issued and transferred
   from other funding options....          787,188          832,699
Units redeemed and transferred to
   other funding options.........      (1,246,816)      (2,071,980)
                                   ---------------  ---------------
Units end of year................        5,064,644        5,524,272
                                   ===============  ===============

                                             MIST LOOMIS                   MIST MET/ABERDEEN                 MIST MET/EATON
                                        SAYLES GLOBAL MARKETS           EMERGING MARKETS EQUITY            VANCE FLOATING RATE
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      19,556,931       21,660,824       20,803,894      23,705,249        3,452,793       3,823,833
Units issued and transferred
   from other funding options....         703,919          695,185        1,141,915       2,301,875          252,806         612,752
Units redeemed and transferred to
   other funding options.........     (2,650,576)      (2,799,078)      (4,311,897)     (5,203,230)      (1,272,116)       (983,792)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................      17,610,274       19,556,931       17,633,912      20,803,894        2,433,483       3,452,793
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                         MIST MET/WELLINGTON                 MIST METLIFE                     MIST METLIFE
                                         LARGE CAP RESEARCH              ASSET ALLOCATION 100           MULTI-INDEX TARGETED RISK
                                             SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2016             2015            2016             2015            2016             2015
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------

Units beginning of year..........      24,145,925       28,125,928      43,198,777       45,212,729            2,641           1,008
Units issued and transferred
   from other funding options....         369,875          865,361       2,417,208        2,780,860            7,543           3,167
Units redeemed and transferred to
   other funding options.........     (3,981,709)      (4,845,364)     (6,253,485)      (4,794,812)            (789)         (1,534)
                                   --------------  ---------------  --------------  ---------------  ---------------  --------------
Units end of year................      20,534,091       24,145,925      39,362,500       43,198,777            9,395           2,641
                                   ==============  ===============  ==============  ===============  ===============  ==============


                                      MIST METLIFE SMALL CAP VALUE    MIST MFS RESEARCH INTERNATIONAL
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  --------------------------------
                                          2016             2015             2016            2015
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      54,080,595       63,208,688       41,917,165      46,101,233
Units issued and transferred
   from other funding options......       1,801,393        2,668,018        2,531,592       3,231,900
Units redeemed and transferred to
   other funding options...........     (8,071,176)     (11,796,111)      (7,708,524)     (7,415,968)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................      47,810,812       54,080,595       36,740,233      41,917,165
                                     ==============  ===============  ===============  ==============


                                           MIST MORGAN STANLEY               MIST OPPENHEIMER
                                             MID CAP GROWTH                    GLOBAL EQUITY
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016            2015             2016            2015
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............       5,073,086        5,743,592     223,372,532      249,440,312
Units issued and transferred
   from other funding options......         424,644          551,051       7,725,204        9,496,724
Units redeemed and transferred to
   other funding options...........     (1,116,613)      (1,221,557)    (31,892,226)     (35,564,504)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................       4,381,117        5,073,086     199,205,510      223,372,532
                                     ==============  ===============  ==============  ===============


                                               MIST PIMCO
                                        INFLATION PROTECTED BOND          MIST PIMCO TOTAL RETURN
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016             2015             2016            2015
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      39,426,607       47,696,077      125,500,853     150,568,606
Units issued and transferred
   from other funding options......       2,833,834        3,936,590        6,557,358       8,290,093
Units redeemed and transferred to
   other funding options...........     (6,952,634)     (12,206,060)     (23,068,332)    (33,357,846)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................      35,307,807       39,426,607      108,989,879     125,500,853
                                     ==============  ===============  ===============  ==============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                                                                 MIST SSGA
                                        MIST PYRAMIS MANAGED RISK          GROWTH AND INCOME ETF
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                           2016            2015            2016             2015
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............            1,566             992       75,897,851      82,493,632
Units issued and transferred
   from other funding options......              832             805        2,278,974       2,378,137
Units redeemed and transferred to
   other funding options...........               --           (231)      (8,795,575)     (8,973,918)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................            2,398           1,566       69,381,250      75,897,851
                                     ===============  ==============  ===============  ==============


                                                                            MIST T. ROWE PRICE              MIST T. ROWE PRICE
                                          MIST SSGA GROWTH ETF                LARGE CAP VALUE                 MID CAP GROWTH
                                               SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2016             2015            2016            2015            2016            2015
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............      98,530,509      107,020,440     215,108,437     246,029,179         890,955       1,048,455
Units issued and transferred
   from other funding options......       3,624,499        3,793,017       6,948,699      10,444,372          30,563          84,715
Units redeemed and transferred to
   other funding options...........    (11,010,648)     (12,282,948)    (33,779,177)    (41,365,114)       (362,321)       (242,215)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................      91,144,360       98,530,509     188,277,959     215,108,437         559,197         890,955
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                            MORGAN STANLEY
                                           MULTI CAP GROWTH
                                              SUBACCOUNT
                                     ------------------------------
                                          2016            2015
                                     --------------  --------------

Units beginning of year............         302,631         367,876
Units issued and transferred
   from other funding options......           4,893           7,272
Units redeemed and transferred to
   other funding options...........        (32,839)        (72,517)
                                     --------------  --------------
Units end of year..................         274,685         302,631
                                     ==============  ==============

                                              MSF BARCLAYS
                                          AGGREGATE BOND INDEX           MSF BLACKROCK BOND INCOME
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016             2015             2016            2015
                                     --------------  ---------------  ---------------  --------------

Units beginning of year............      28,582,132       31,665,367      101,411,127     116,573,933
Units issued and transferred
   from other funding options......       1,806,333        1,233,724        7,043,616       6,484,501
Units redeemed and transferred to
   other funding options...........     (4,460,848)      (4,316,959)     (18,632,893)    (21,647,307)
                                     --------------  ---------------  ---------------  --------------
Units end of year..................      25,927,617       28,582,132       89,821,850     101,411,127
                                     ==============  ===============  ===============  ==============


                                              MSF BLACKROCK
                                          CAPITAL APPRECIATION         MSF BLACKROCK LARGE CAP VALUE
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016            2015             2016             2015
                                     --------------  ---------------  --------------  ---------------

Units beginning of year............     102,258,198      116,660,042       6,317,929        7,271,879
Units issued and transferred
   from other funding options......       1,850,151        3,904,460         471,889          312,849
Units redeemed and transferred to
   other funding options...........    (13,874,357)     (18,306,304)     (1,256,775)      (1,266,799)
                                     --------------  ---------------  --------------  ---------------
Units end of year..................      90,233,992      102,258,198       5,533,043        6,317,929
                                     ==============  ===============  ==============  ===============


                                              MSF BLACKROCK
                                          ULTRA-SHORT TERM BOND         MSF FRONTIER MID CAP GROWTH
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                          2016             2015             2016            2015
                                     ---------------  --------------  ---------------  --------------

Units beginning of year............      207,458,223     228,692,218       53,062,687      59,828,713
Units issued and transferred
   from other funding options......       85,385,618     143,320,829        1,910,698       3,088,415
Units redeemed and transferred to
   other funding options...........    (101,353,505)   (164,554,824)      (8,203,496)     (9,854,441)
                                     ---------------  --------------  ---------------  --------------
Units end of year..................      191,490,336     207,458,223       46,769,889      53,062,687
                                     ===============  ==============  ===============  ==============

                                                                               MSF LOOMIS
                                          MSF JENNISON GROWTH             SAYLES SMALL CAP CORE
                                              SUBACCOUNT                       SUBACCOUNT
                                   --------------------------------  -------------------------------
                                         2016            2015              2016            2015
                                   ---------------  ---------------  ---------------  --------------

Units beginning of year..........      255,430,902      283,460,406          133,839         146,236
Units issued and transferred
   from other funding options....        6,886,091        7,823,483           29,296           4,178
Units redeemed and transferred to
   other funding options.........     (31,982,587)     (35,852,987)         (37,509)        (16,575)
                                   ---------------  ---------------  ---------------  --------------
Units end of year................      230,334,406      255,430,902          125,626         133,839
                                   ===============  ===============  ===============  ==============


                                           MSF MET/ARTISAN                 MSF MET/DIMENSIONAL
                                            MID CAP VALUE              INTERNATIONAL SMALL COMPANY
                                             SUBACCOUNT                        SUBACCOUNT
                                   -------------------------------  --------------------------------
                                        2016             2015             2016            2015
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........          516,603         599,313          749,110          750,406
Units issued and transferred
   from other funding options....           44,521             803           59,438          204,958
Units redeemed and transferred to
   other funding options.........         (73,247)        (83,513)        (534,608)        (206,254)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................          487,877         516,603          273,940          749,110
                                   ===============  ==============  ===============  ===============


                                         MSF MET/WELLINGTON               MSF MET/WELLINGTON
                                              BALANCED                 CORE EQUITY OPPORTUNITIES
                                             SUBACCOUNT                       SUBACCOUNT
                                   -------------------------------  -------------------------------
                                         2016            2015            2016             2015
                                   ---------------  --------------  ---------------  --------------

Units beginning of year..........       72,571,267      78,788,126       44,358,088      53,012,778
Units issued and transferred
   from other funding options....        2,878,958       3,113,140       16,381,725       1,165,930
Units redeemed and transferred to
   other funding options.........     (10,858,980)     (9,329,999)      (8,513,261)     (9,820,620)
                                   ---------------  --------------  ---------------  --------------
Units end of year................       64,591,245      72,571,267       52,226,552      44,358,088
                                   ===============  ==============  ===============  ==============

                                              MSF METLIFE                        MSF METLIFE
                                          ASSET ALLOCATION 20                ASSET ALLOCATION 40
                                              SUBACCOUNT                         SUBACCOUNT
                                   ---------------------------------  --------------------------------
                                         2016             2015              2016             2015
                                   ---------------  ----------------  ---------------  ---------------

Units beginning of year..........       17,745,651        21,756,153       54,365,636       62,281,508
Units issued and transferred
   from other funding options....        1,266,156         1,472,533        3,703,438        6,873,676
Units redeemed and transferred to
   other funding options.........      (4,303,562)       (5,483,035)     (10,526,809)     (14,789,548)
                                   ---------------  ----------------  ---------------  ---------------
Units end of year................       14,708,245        17,745,651       47,542,265       54,365,636
                                   ===============  ================  ===============  ===============


                                             MSF METLIFE                        MSF METLIFE
                                         ASSET ALLOCATION 60                ASSET ALLOCATION 80
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      351,132,615      393,087,875      438,830,497      469,940,862
Units issued and transferred
   from other funding options....       15,168,468       18,508,983       18,379,097       24,760,375
Units redeemed and transferred to
   other funding options.........     (53,287,982)     (60,464,243)     (50,355,685)     (55,870,740)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      313,013,101      351,132,615      406,853,909      438,830,497
                                   ===============  ===============  ===============  ===============


                                             MSF METLIFE
                                         MID CAP STOCK INDEX              MSF METLIFE STOCK INDEX
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015              2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        8,349,197        8,659,503      444,545,333      512,472,472
Units issued and transferred
   from other funding options....        1,165,755        1,291,399       19,831,419       22,913,339
Units redeemed and transferred to
   other funding options.........      (1,563,956)      (1,601,705)     (64,632,208)     (90,840,478)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        7,950,996        8,349,197      399,744,544      444,545,333
                                   ===============  ===============  ===============  ===============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:



                                          MSF MFS TOTAL RETURN                 MSF MFS VALUE
                                               SUBACCOUNT                       SUBACCOUNT
                                     -------------------------------  -------------------------------
                                           2016            2015            2016             2015
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............      157,676,884     181,477,236      61,186,657       71,426,723
Units issued and transferred
   from other funding options......        5,999,001       6,557,260       3,397,015        3,398,881
Units redeemed and transferred to
   other funding options...........     (25,601,136)    (30,357,612)    (10,183,523)     (13,638,947)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................      138,074,749     157,676,884      54,400,150       61,186,657
                                     ===============  ==============  ==============  ===============



                                           MSF MSCI EAFE INDEX         MSF NEUBERGER BERMAN GENESIS      MSF RUSSELL 2000 INDEX
                                               SUBACCOUNT                       SUBACCOUNT                     SUBACCOUNT
                                     -------------------------------  ------------------------------  ------------------------------
                                          2016             2015            2016            2015            2016            2015
                                     --------------  ---------------  --------------  --------------  --------------  --------------

Units beginning of year............      24,065,038       25,971,462      25,655,787      30,031,861      25,834,307      27,782,287
Units issued and transferred
   from other funding options......       1,427,810        1,180,869         723,420       1,337,705       1,553,788       1,391,372
Units redeemed and transferred to
   other funding options...........     (3,318,774)      (3,087,293)     (4,015,807)     (5,713,779)     (3,896,413)     (3,339,352)
                                     --------------  ---------------  --------------  --------------  --------------  --------------
Units end of year..................      22,174,074       24,065,038      22,363,400      25,655,787      23,491,682      25,834,307
                                     ==============  ===============  ==============  ==============  ==============  ==============


                                           MSF T. ROWE PRICE
                                           LARGE CAP GROWTH
                                              SUBACCOUNT
                                     ------------------------------
                                          2016            2015
                                     --------------  --------------

Units beginning of year............      29,861,303      33,034,416
Units issued and transferred
   from other funding options......       2,369,564       4,269,320
Units redeemed and transferred to
   other funding options...........     (5,543,050)     (7,442,433)
                                     --------------  --------------
Units end of year..................      26,687,817      29,861,303
                                     ==============  ==============

                                                                             MSF WESTERN ASSET
                                          MSF T. ROWE PRICE                MANAGEMENT STRATEGIC
                                          SMALL CAP GROWTH                  BOND OPPORTUNITIES
                                             SUBACCOUNT                         SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       46,060,640       50,212,351       19,595,073       23,348,172
Units issued and transferred
   from other funding options....        2,529,356        3,538,349       18,283,279        1,028,130
Units redeemed and transferred to
   other funding options.........      (7,090,334)      (7,690,060)      (5,411,306)      (4,781,229)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       41,499,662       46,060,640       32,467,046       19,595,073
                                   ===============  ===============  ===============  ===============



                                          MSF WESTERN ASSET
                                     MANAGEMENT U.S. GOVERNMENT         PIONEER VCT MID CAP VALUE
                                             SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                        2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       53,614,394       64,344,337        9,348,957       11,449,417
Units issued and transferred
   from other funding options....        7,017,275        3,839,656          311,519          460,262
Units redeemed and transferred to
   other funding options.........     (11,485,160)     (14,569,599)      (1,866,877)      (2,560,722)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       49,146,509       53,614,394        7,793,599        9,348,957
                                   ===============  ===============  ===============  ===============



                                                                             TAP 1919 VARIABLE
                                    PIONEER VCT REAL ESTATE SHARES     SOCIALLY RESPONSIVE BALANCED
                                              SUBACCOUNT                        SUBACCOUNT
                                   --------------------------------  --------------------------------
                                         2016             2015             2016             2015
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,872,791        3,456,891       13,640,111       15,783,435
Units issued and transferred
   from other funding options....          190,008          231,453          266,912          407,383
Units redeemed and transferred to
   other funding options.........        (574,929)        (815,553)      (1,890,524)      (2,550,707)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,487,870        2,872,791       12,016,499       13,640,111
                                   ===============  ===============  ===============  ===============

                                               UIF GROWTH
                                               SUBACCOUNT
                                     ------------------------------
                                          2016            2015
                                     --------------  --------------

Units beginning of year............       2,947,999       3,258,928
Units issued and transferred
   from other funding options......          91,224         138,111
Units redeemed and transferred to
   other funding options...........       (434,087)       (449,040)
                                     --------------  --------------
Units end of year..................       2,605,136       2,947,999
                                     ==============  ==============

(a) For the period May 1, 2015 to December 31, 2015.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2016:

                                                    AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                      UNIT VALUE                   INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                       LOWEST TO         NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS       HIGHEST ($)    ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      ------------  -------------  --------------  -------------  ----------------  ----------------
  AB Global Thematic Growth     2016       402,397    0.95 - 0.99         395,223        --         1.65 - 1.90      (2.74) - (2.50)
     Subaccount                 2015       433,718    0.98 - 1.01         437,107        --         1.65 - 1.90          0.72 - 0.97
                                2014       842,863    0.97 - 1.00         831,818        --         1.65 - 1.90          2.83 - 3.09
                                2013       939,841    0.94 - 0.97         901,277      0.02         1.65 - 1.90        20.61 - 20.92
                                2012     1,104,786    0.78 - 0.80         878,354        --         1.65 - 1.90        11.10 - 11.38

  Alger Capital Appreciation    2016       790,345    2.43 - 3.19       2,393,354        --         1.55 - 2.65      (2.40) - (1.32)
     Subaccount                 2015       973,382    2.48 - 3.24       2,984,795        --         1.55 - 2.65          3.14 - 4.28
                                2014     1,145,362    2.40 - 3.10       3,369,272        --         1.55 - 2.65        10.48 - 11.70
                                2013     1,275,479    2.17 - 2.78       3,363,995      0.10         1.55 - 2.65        31.27 - 32.72
                                2012     1,645,523    1.66 - 2.09       3,300,965      0.46         1.55 - 2.65        14.79 - 16.07

  American Funds Bond           2016     2,795,414    1.64 - 1.81       4,872,464      1.59         1.40 - 1.90          1.01 - 1.51
     Subaccount                 2015     2,919,559    1.62 - 1.78       5,024,441      1.54         1.40 - 1.90      (1.61) - (1.12)
                                2014     3,888,953    1.65 - 1.80       6,766,160      1.81         1.40 - 1.90          3.30 - 3.81
                                2013     4,603,974    1.59 - 1.73       7,716,511      1.60         1.40 - 1.90      (4.00) - (3.52)
                                2012     6,125,338    1.66 - 1.80      10,642,898      2.46         1.40 - 1.90          3.38 - 3.90

  American Funds Global         2016    37,013,497    1.96 - 3.07      94,479,486      0.88         0.30 - 2.60        (1.96) - 0.32
     Growth Subaccount          2015    43,593,647    1.98 - 3.10     112,218,439      0.97         0.30 - 2.60          4.19 - 6.62
                                2014    50,715,493    1.89 - 2.95     124,133,870      1.10         0.30 - 2.60        (0.31) - 2.01
                                2013    61,715,610    1.88 - 2.93     150,574,183      1.20         0.30 - 2.60        25.86 - 28.79
                                2012    74,340,049    1.48 - 2.31     143,143,628      0.84         0.30 - 2.60        19.40 - 22.19

  American Funds Global Small   2016       495,691    3.34 - 3.66       1,744,804      0.23         1.40 - 1.90          0.18 - 0.68
     Capitalization Subaccount  2015       620,815    3.33 - 3.64       2,173,442        --         1.40 - 1.90      (1.62) - (1.13)
                                2014       785,948    3.39 - 3.68       2,794,308      0.11         1.40 - 1.90          0.20 - 0.70
                                2013     1,010,185    3.38 - 3.65       3,564,842      0.86         1.40 - 1.90        25.87 - 26.50
                                2012     1,174,553    2.68 - 2.89       3,283,267      1.34         1.40 - 1.90        15.94 - 16.53

  American Funds Growth         2016    89,755,181    1.81 - 3.03     227,525,831      0.75         0.30 - 2.70          6.57 - 9.16
     Subaccount                 2015   103,574,782    1.70 - 2.82     244,016,695      0.57         0.30 - 2.70          4.01 - 6.54
                                2014   122,112,054    1.63 - 2.68     273,472,215      0.73         0.30 - 2.70          5.62 - 8.18
                                2013   154,846,650    1.55 - 2.51     325,074,327      0.90         0.30 - 2.70        26.64 - 29.71
                                2012   187,729,621    1.22 - 1.96     309,138,975      0.76         0.30 - 2.70        14.74 - 17.54

  American Funds                2016    83,026,144    1.71 - 2.62     193,185,203      1.42         0.30 - 2.75         8.50 - 11.19
     Growth-Income Subaccount   2015    96,683,093    1.58 - 2.39     205,249,115      1.24         0.30 - 2.75        (1.30) - 1.15
                                2014   114,152,086    1.60 - 2.40     242,579,693      1.21         0.30 - 2.75         7.63 - 10.30
                                2013   142,763,134    1.49 - 2.21     279,010,804      1.29         0.30 - 2.75        29.88 - 33.10
                                2012   174,788,776    1.14 - 1.68     261,008,029      1.53         0.30 - 2.75        14.28 - 17.13

  Delaware VIP Small Cap        2016     2,764,340    3.25 - 5.85      11,287,261      0.98         0.30 - 1.30        29.71 - 31.01
     Value Subaccount           2015     2,998,177    2.48 - 4.48       9,400,488      0.73         0.30 - 1.30      (7.43) - (6.50)
                                2014     3,517,796    2.65 - 4.81      11,900,887      0.57         0.30 - 1.30          4.50 - 5.55
                                2013     4,830,286    2.51 - 4.57      15,302,896      0.72         0.30 - 1.30        31.78 - 33.11
                                2012     5,246,939    1.89 - 3.44      12,614,903      0.59         0.30 - 1.30        12.43 - 13.56

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                          -------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO         NET
                                              UNITS       HIGHEST ($)    ASSETS ($)
                                          ------------  -------------  --------------
  Deutsche II Government &          2016     1,896,941    1.09 - 1.26       2,265,390
     Agency Securities Subaccount   2015     2,061,094    1.11 - 1.27       2,487,768
                                    2014     2,276,924    1.14 - 1.30       2,817,918
                                    2013     2,830,693    1.12 - 1.26       3,417,259
                                    2012     4,017,203    1.19 - 1.32       5,114,710

  Deutsche II Small Mid Cap         2016     1,431,523    2.14 - 3.24       4,233,440
     Value Subaccount               2015     1,750,951    1.65 - 2.82       4,507,291
                                    2014     2,326,077    1.73 - 2.93       6,302,015
                                    2013     3,103,273    1.69 - 2.83       8,094,382
                                    2012     3,970,007    1.28 - 2.14       7,824,888

  Dreyfus Socially                  2016       252,898    1.66 - 2.14         503,431
     Responsible Growth Subaccount  2015       253,443    1.55 - 1.98         467,910
                                    2014       380,167    1.65 - 2.08         754,943
                                    2013       398,114    1.50 - 1.87         710,335
                                    2012       429,359    1.15 - 1.41         581,605

  Fidelity VIP Contrafund           2016    73,454,530    1.80 - 3.00     200,953,161
     Subaccount                     2015    82,770,515    1.71 - 2.82     213,090,938
                                    2014    92,864,202    1.74 - 2.85     240,965,803
                                    2013   108,680,474    1.60 - 2.59     255,326,876
                                    2012   123,668,052    1.25 - 2.01     224,167,053

  Fidelity VIP Dynamic              2016       826,298    1.66 - 2.94       1,801,247
     Capital Appreciation           2015       934,036    1.64 - 2.87       2,014,900
     Subaccount                     2014     1,011,331    1.64 - 2.85       2,212,496
                                    2013     1,197,666    1.51 - 2.59       2,445,391
                                    2012     1,416,012    1.11 - 1.88       2,129,562

  Fidelity VIP Equity-Income        2016    47,642,339    1.81 - 5.12     233,851,528
     Subaccount                     2015    52,549,940    1.57 - 4.40     220,784,877
                                    2014    58,365,899    1.67 - 4.64     257,632,017
                                    2013    63,687,670    1.56 - 4.32     261,131,881
                                    2012    69,667,292    1.22 - 3.41     224,230,879

  Fidelity VIP Freedom 2020         2016       242,680    1.68 - 1.85         425,855
     Subaccount                     2015        42,288    1.61 - 1.65          69,713
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2025         2016       181,641    1.77 - 1.89         335,281
     Subaccount                     2015       104,718    1.69 - 1.75         182,283
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2030         2016       298,697    1.76 - 1.94         561,340
     Subaccount                     2015       240,061    1.67 - 1.83         429,195
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2040         2016        26,379    2.33 - 2.49          62,152
     Subaccount                     2015         4,565    2.21 - 2.25          10,128
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2050         2016        19,737    2.38 - 2.54          47,803
     Subaccount                     2015         2,194    2.26 - 2.30           4,997
     (Commenced 5/1/2015)

                                                    FOR THE YEAR ENDED DECEMBER 31
                                          -------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                             INCOME          LOWEST TO         LOWEST TO
                                            RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                          -------------  ----------------  ----------------
  Deutsche II Government &          2016      2.75         1.55 - 2.65      (1.85) - (0.76)
     Agency Securities Subaccount   2015      2.44         1.55 - 2.65      (2.97) - (1.90)
                                    2014      2.00         1.55 - 2.65          2.21 - 3.34
                                    2013      2.71         1.55 - 2.65      (5.78) - (4.74)
                                    2012      3.52         1.55 - 2.65        (0.21) - 0.90

  Deutsche II Small Mid Cap         2016      0.24         1.55 - 2.65        13.42 - 14.68
     Value Subaccount               2015        --         1.55 - 2.65      (4.77) - (3.72)
                                    2014      0.46         1.55 - 2.65          2.34 - 3.48
                                    2013      0.83         1.55 - 2.65        31.18 - 32.63
                                    2012      0.81         1.55 - 2.65        10.40 - 11.63

  Dreyfus Socially                  2016      1.02         1.55 - 2.65          7.20 - 8.38
     Responsible Growth Subaccount  2015      0.83         1.55 - 2.65      (5.94) - (4.90)
                                    2014      0.84         1.55 - 2.65        10.17 - 11.39
                                    2013      1.03         1.55 - 2.65        30.49 - 31.94
                                    2012      0.63         1.55 - 2.65          8.76 - 9.97

  Fidelity VIP Contrafund           2016      0.62         0.30 - 2.65          4.91 - 7.41
     Subaccount                     2015      0.79         0.30 - 2.65        (2.21) - 0.11
                                    2014      0.72         0.30 - 2.65         8.73 - 11.32
                                    2013      0.84         0.30 - 2.65        27.53 - 30.56
                                    2012      1.10         0.30 - 2.65        13.09 - 15.79

  Fidelity VIP Dynamic              2016      0.69         0.30 - 2.50          0.12 - 2.35
     Capital Appreciation           2015      0.55         0.30 - 2.50        (1.47) - 0.72
     Subaccount                     2014      0.20         0.30 - 2.50         7.93 - 10.33
                                    2013      0.12         0.30 - 2.50        34.84 - 37.84
                                    2012      0.53         0.30 - 2.50        19.22 - 21.88

  Fidelity VIP Equity-Income        2016      2.27         0.30 - 1.90        15.49 - 17.66
     Subaccount                     2015      3.07         0.30 - 1.90      (6.04) - (4.25)
                                    2014      2.77         0.30 - 1.90          6.44 - 8.39
                                    2013      2.47         0.30 - 1.90        25.42 - 27.76
                                    2012      3.06         0.30 - 1.90        14.84 - 16.95

  Fidelity VIP Freedom 2020         2016      1.67         0.30 - 1.15          4.59 - 5.49
     Subaccount                     2015      2.21         0.90 - 1.15      (4.96) - (4.81)
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2025         2016      1.67         0.60 - 1.15          4.77 - 5.35
     Subaccount                     2015      4.15         0.80 - 1.15      (5.34) - (5.12)
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2030         2016      1.34         0.30 - 1.15          5.16 - 6.06
     Subaccount                     2015      9.73         0.30 - 1.15      (5.97) - (5.43)
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2040         2016      1.60         0.30 - 1.15          5.31 - 6.21
     Subaccount                     2015      3.45         0.90 - 1.15      (6.19) - (6.04)
     (Commenced 5/1/2015)

  Fidelity VIP Freedom 2050         2016      3.14         0.30 - 1.15          5.34 - 6.24
     Subaccount                     2015      3.42         0.90 - 1.15      (6.24) - (6.09)
     (Commenced 5/1/2015)

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                      -------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO          NET
                                          UNITS      HIGHEST ($)     ASSETS ($)
                                      ------------  -------------  --------------
  Fidelity VIP FundsManager     2016    46,892,598  12.50 - 14.26     593,192,621
     60% Subaccount             2015    43,562,575  12.19 - 13.70     537,008,428
     (Commenced 11/17/2014)     2014     3,719,213          12.62      46,949,186

  Fidelity VIP High Income      2016     5,826,650    1.90 - 3.36      19,469,815
     Subaccount                 2015     6,309,633    1.68 - 2.97      18,631,012
                                2014     7,082,915    1.77 - 3.12      21,901,589
                                2013     7,872,590    1.77 - 3.12      24,369,719
                                2012     8,865,709    1.69 - 2.98      26,193,581

  Fidelity VIP Mid Cap          2016    70,833,034    1.97 - 3.94     245,490,758
     Subaccount                 2015    78,497,047    1.80 - 3.55     246,200,236
                                2014    88,269,188    1.87 - 3.67     284,320,518
                                2013   101,839,154    1.80 - 3.51     312,221,233
                                2012   114,724,500    1.36 - 2.62     262,317,915

  FTVIPT Franklin Income VIP    2016     9,501,555    1.49 - 6.39      19,714,285
     Subaccount                 2015    11,175,992    1.34 - 5.68      21,261,003
                                2014    13,052,798    1.47 - 6.20      28,076,571
                                2013    17,033,712    1.45 - 6.01      36,879,662
                                2012    20,017,657    1.30 - 5.35      38,617,121

  FTVIPT Franklin Mutual        2016     7,345,721    1.91 - 2.18      14,806,916
     Shares VIP Subaccount      2015     9,109,098    1.68 - 1.91      16,047,671
                                2014    11,130,280    1.80 - 2.04      20,922,139
                                2013    14,194,716    1.71 - 1.93      25,274,641
                                2012    18,783,084    1.36 - 1.52      26,504,729

  FTVIPT Franklin Rising        2016     6,189,662    1.53 - 2.51      14,124,147
     Dividends VIP Subaccount   2015     7,513,466    1.56 - 2.20      15,073,297
                                2014     9,499,985    1.45 - 2.32      20,296,254
                                2013    12,034,304    1.59 - 2.16      24,118,817
                                2012    12,855,504    1.26 - 1.69      20,237,493

  FTVIPT Franklin Small-Mid     2016    11,640,861    1.42 - 2.61      23,462,681
     Cap Growth VIP Subaccount  2015    13,151,027    1.38 - 2.56      26,005,031
                                2014    15,338,031    1.45 - 2.67      31,983,347
                                2013    18,344,786    1.37 - 2.53      36,768,267
                                2012    21,757,192    1.01 - 1.87      32,196,686

  FTVIPT Templeton Developing   2016     8,328,861    1.48 - 2.48      14,638,051
     Markets VIP Subaccount     2015     9,114,020    1.28 - 2.14      13,806,146
                                2014    10,086,656    1.62 - 2.70      19,231,372
                                2013    11,016,768    1.80 - 2.99      23,212,625
                                2012    12,276,465    1.85 - 3.06      26,436,064

  FTVIPT Templeton Foreign      2016    33,932,017    1.14 - 2.12      55,454,715
     VIP Subaccount             2015    37,823,632    1.09 - 2.01      58,736,117
                                2014    42,645,501    1.20 - 2.19      72,158,890
                                2013    49,602,475    1.39 - 2.50      96,258,675
                                2012    59,299,810    1.16 - 2.07      95,361,211

                                                FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  Fidelity VIP FundsManager     2016      1.27         0.70 - 2.10           2.61 - 4.06
     60% Subaccount             2015      1.75         0.70 - 2.10       (1.68) - (0.29)
     (Commenced 11/17/2014)     2014      2.66                1.85                  0.55

  Fidelity VIP High Income      2016      5.27         0.95 - 1.30         13.13 - 13.52
     Subaccount                 2015      6.30         0.95 - 1.30       (4.87) - (4.54)
                                2014      5.49         0.95 - 1.30         (0.15) - 0.20
                                2013      5.60         0.95 - 1.30           4.58 - 4.95
                                2012      5.59         0.60 - 1.30         12.75 - 13.54

  Fidelity VIP Mid Cap          2016      0.31         0.30 - 2.65          9.00 - 11.59
     Subaccount                 2015      0.24         0.30 - 2.65       (4.20) - (1.92)
                                2014      0.02         0.30 - 2.65           3.26 - 5.71
                                2013      0.27         0.30 - 2.65         32.32 - 35.46
                                2012      0.37         0.30 - 2.65         11.55 - 14.22

  FTVIPT Franklin Income VIP    2016      4.99         1.30 - 2.55         11.15 - 12.55
     Subaccount                 2015      4.61         1.30 - 2.55       (9.40) - (8.25)
                                2014      5.23         1.30 - 2.60           1.93 - 3.26
                                2013      6.44         1.30 - 2.60         11.02 - 12.47
                                2012      6.43         1.30 - 2.60          9.75 - 11.19

  FTVIPT Franklin Mutual        2016      1.95         1.40 - 1.90         13.87 - 14.44
     Shares VIP Subaccount      2015      2.97         1.40 - 1.90       (6.73) - (6.26)
                                2014      1.94         1.40 - 1.90           5.11 - 5.63
                                2013      2.04         1.40 - 1.90         25.85 - 26.48
                                2012      1.96         1.40 - 1.90         12.08 - 12.65

  FTVIPT Franklin Rising        2016      1.41         1.50 - 3.05         12.56 - 14.31
     Dividends VIP Subaccount   2015      1.41         1.50 - 2.70       (6.22) - (5.08)
                                2014      1.34         1.50 - 3.05           5.46 - 7.10
                                2013      1.56         1.50 - 2.65         26.30 - 27.76
                                2012      1.62         1.50 - 2.65          9.02 - 10.29

  FTVIPT Franklin Small-Mid     2016        --         1.25 - 2.75           1.34 - 2.88
     Cap Growth VIP Subaccount  2015        --         1.25 - 2.75       (5.30) - (3.87)
                                2014        --         1.25 - 2.75           4.56 - 6.14
                                2013        --         1.25 - 2.75         34.41 - 36.44
                                2012        --         1.25 - 2.75           7.83 - 9.47

  FTVIPT Templeton Developing   2016      0.83         0.30 - 1.80         15.35 - 17.09
     Markets VIP Subaccount     2015      2.04         0.30 - 1.80     (21.04) - (19.84)
                                2014      1.48         0.30 - 1.80      (10.03) - (8.67)
                                2013      1.98         0.30 - 1.80       (2.69) - (1.22)
                                2012      1.40         0.30 - 1.80         11.13 - 12.82

  FTVIPT Templeton Foreign      2016      1.96         0.30 - 2.70           4.32 - 6.85
     VIP Subaccount             2015      3.24         0.30 - 2.70       (8.99) - (6.77)
                                2014      1.87         0.30 - 2.70     (13.50) - (11.40)
                                2013      2.37         0.30 - 2.70         19.70 - 22.60
                                2012      3.01         0.30 - 2.70         15.07 - 17.88

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                  AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------  --------------------------------------------------
                                                    UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                     LOWEST TO          NET          INCOME          LOWEST TO          LOWEST TO
                                         UNITS      HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     ------------  -------------  --------------  -------------  ----------------  -----------------
  Invesco V.I. Comstock        2016     3,342,163    1.13 - 2.39       5,383,720      1.58         1.40 - 2.60         14.29 - 15.67
     Subaccount                2015     3,897,706    0.98 - 2.07       5,511,939      1.92         1.40 - 2.60       (8.40) - (7.29)
                               2014     4,455,900    1.06 - 2.24       6,878,913      1.26         1.40 - 2.60           6.58 - 7.87
                               2013     5,818,437    0.98 - 2.07       8,281,585      1.58         1.40 - 2.60         32.49 - 34.08
                               2012     7,161,636    0.73 - 1.55       7,826,903      1.69         1.40 - 2.60         16.16 - 17.57

  Invesco V.I. Diversified     2016       662,469    1.64 - 2.06       1,252,863      1.19         1.60 - 2.50         11.71 - 12.72
     Dividend Subaccount       2015       764,684    1.46 - 1.83       1,284,340      1.43         1.60 - 2.50         (0.70) - 0.20
                               2014       832,783    1.47 - 1.82       1,404,784      1.51         1.60 - 2.50          9.76 - 10.75
                               2013       983,199    1.33 - 1.64       1,508,707      1.98         1.60 - 2.50         27.54 - 28.69
                               2012     1,166,210    1.04 - 1.28       1,404,646      1.77         1.60 - 2.50         15.43 - 16.48

  Invesco V.I. Equity and      2016    21,314,043    2.25 - 2.41      49,784,834      1.62         1.40 - 1.90         12.67 - 13.24
     Income Subaccount         2015    25,216,381    2.00 - 2.13      52,124,645      2.21         1.40 - 1.90       (4.42) - (3.94)
                               2014    30,474,326    2.09 - 2.22      65,679,718      1.51         1.40 - 1.90           6.72 - 7.25
                               2013    38,518,228    1.96 - 2.07      77,591,291      1.45         1.40 - 1.90         22.54 - 23.15
                               2012    49,170,292    1.60 - 1.68      80,615,587      1.68         1.40 - 1.90         10.26 - 10.82

  Invesco V.I. Government      2016     6,167,486    1.01 - 1.56       7,417,830      1.73         1.40 - 2.50       (1.49) - (0.18)
     Securities Subaccount     2015     7,219,285    1.02 - 1.57       8,782,732      1.94         1.40 - 2.60       (2.51) - (1.05)
                               2014     8,543,666    1.05 - 1.58      10,593,179      2.85         1.40 - 2.60           1.22 - 2.69
                               2013    10,276,593    1.03 - 1.54      12,461,122      3.16         1.40 - 2.60       (5.35) - (3.98)
                               2012    13,042,147    1.09 - 1.60      16,856,929      2.85         1.40 - 2.60         (0.42) - 1.04

  Invesco V.I. Managed         2016       479,925    2.22 - 2.75       1,233,406      1.83         1.55 - 2.65           7.72 - 8.91
     Volatility Subaccount     2015       572,546    1.69 - 2.53       1,350,241      1.36         1.55 - 2.65       (4.71) - (3.66)
                               2014       663,209    1.78 - 2.62       1,632,992      2.80         1.55 - 2.65         17.42 - 18.71
                               2013       918,646    1.51 - 2.21       1,919,717      3.02         1.55 - 2.65           7.86 - 9.05
                               2012     1,026,009    1.40 - 2.03       1,966,140      3.17         1.55 - 2.65           0.88 - 2.00

  Invesco V.I. S&P 500 Index   2016       960,831    1.70 - 2.19       1,905,676      1.46         1.55 - 2.60           8.34 - 9.49
     Subaccount                2015     1,204,868    1.57 - 2.00       2,194,793      1.50         1.55 - 2.60       (1.81) - (0.77)
                               2014     1,281,929    1.59 - 2.02       2,376,295      1.57         1.55 - 2.60         10.06 - 11.22
                               2013     1,651,321    1.44 - 1.82       2,775,395      1.79         1.55 - 2.60         28.18 - 29.53
                               2012     2,132,423    1.12 - 1.40       2,789,479      1.71         1.55 - 2.60         12.54 - 13.73

  Janus Aspen Enterprise       2016     7,167,800    1.10 - 3.92      12,288,719      0.02         0.30 - 2.60          9.23 - 11.77
     Subaccount                2015     7,987,829    1.00 - 3.56      12,285,705      0.51         0.30 - 2.60           1.10 - 3.46
                               2014     9,230,937    0.98 - 3.49      13,633,114      0.03         0.30 - 2.60          9.36 - 11.91
                               2013    10,596,566    0.89 - 3.17      14,258,782      0.36         0.30 - 2.60         28.65 - 31.64
                               2012    13,439,690    0.69 - 2.44      13,564,824        --         0.30 - 2.60         13.97 - 16.64

  Janus Aspen Global Research  2016       442,005    1.11 - 1.80         675,764      0.93         0.30 - 1.30           0.50 - 1.51
     Subaccount                2015       539,820    1.10 - 1.77         803,814      0.53         0.30 - 1.30       (3.79) - (2.82)
                               2014       634,971    1.15 - 1.83         964,819      0.94         0.30 - 1.30           5.80 - 6.86
                               2013       798,297    1.08 - 1.71       1,151,374      1.09         0.30 - 1.30         26.42 - 27.69
                               2012       821,059    0.86 - 1.34         920,807      0.79         0.30 - 1.30         18.30 - 19.50

  Janus Aspen Overseas         2016    21,264,741    0.92 - 2.16      28,762,285      4.68         1.25 - 2.50       (9.01) - (7.87)
     Subaccount                2015    23,066,962    1.00 - 2.37      33,941,265      0.51         1.25 - 2.50      (11.06) - (9.94)
                               2014    25,235,388    1.12 - 2.66      41,260,094      2.99         1.25 - 2.50     (14.27) - (13.19)
                               2013    28,081,395    1.30 - 3.09      53,057,257      3.06         1.25 - 2.50         11.46 - 12.86
                               2012    32,661,250    1.16 - 2.77      54,579,707      0.61         1.25 - 2.50         10.37 - 11.77

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                         ------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO          NET
                                            UNITS      HIGHEST ($)     ASSETS ($)
                                         -----------  -------------  --------------
  LMPVET ClearBridge Variable      2016  149,943,278    1.85 - 3.12     328,523,979
     Aggressive Growth Subaccount  2015  167,403,724    1.86 - 3.14     368,227,608
                                   2014  192,876,953    1.92 - 3.26     439,598,703
                                   2013  230,124,058    1.62 - 2.75     443,416,713
                                   2012  276,489,134    1.11 - 1.86     366,326,724

  LMPVET ClearBridge Variable      2016  108,364,235    1.84 - 2.91     245,202,993
     Appreciation Subaccount       2015  123,885,127    1.72 - 2.69     259,099,416
                                   2014  144,399,729    1.74 - 2.69     301,511,929
                                   2013  171,514,828    1.61 - 2.45     327,510,422
                                   2012  209,159,554    0.79 - 1.91     312,282,413

  LMPVET ClearBridge Variable      2016   47,652,023    1.46 - 2.55      90,118,532
     Dividend Strategy Subaccount  2015   54,421,552    1.31 - 2.23      91,048,394
                                   2014   63,992,104    1.01 - 2.37     114,208,205
                                   2013   78,389,764    1.28 - 2.13     125,813,040
                                   2012   94,929,719    1.04 - 1.74     123,812,547

  LMPVET ClearBridge Variable      2016   38,109,335    1.84 - 3.52      89,099,797
     Large Cap Growth Subaccount   2015   42,889,895    1.74 - 3.30      94,894,567
                                   2014   49,849,619    1.61 - 3.02     101,931,592
                                   2013   59,527,149    1.44 - 2.67     108,269,810
                                   2012   72,914,920    1.07 - 1.95      98,033,854

  LMPVET ClearBridge Variable      2016   51,880,204    1.77 - 3.42     114,104,961
     Large Cap Value Subaccount    2015   57,721,574    1.60 - 3.05     114,052,269
                                   2014   66,183,724    1.59 - 3.15     136,570,924
                                   2013   76,780,219    1.46 - 2.84     143,905,517
                                   2012   91,023,321    1.14 - 2.16     131,281,736

  LMPVET ClearBridge Variable      2016   12,172,388    2.14 - 3.12      32,071,788
     Mid Cap Subaccount            2015   13,634,362    2.01 - 2.90      33,367,358
                                   2014   15,892,449    2.02 - 2.87      38,689,450
                                   2013   18,761,175    1.92 - 2.69      42,887,469
                                   2012   22,961,433    1.41 - 1.99      38,808,174

  LMPVET ClearBridge Variable      2016   17,150,904    1.92 - 3.66      44,384,618
     Small Cap Growth Subaccount   2015   19,565,583    1.86 - 3.52      48,622,214
                                   2014   22,972,604    1.99 - 3.75      60,699,074
                                   2013   28,785,296    1.96 - 3.67      74,135,000
                                   2012   31,622,684    1.36 - 2.54      56,626,804

  LMPVET QS Variable               2016   23,074,759    1.70 - 2.39      44,206,329
     Conservative Growth           2015   26,949,264    1.62 - 2.25      48,860,860
     Subaccount                    2014   31,787,275    1.67 - 2.30      59,118,500
                                   2013   37,872,131    1.62 - 2.22      67,949,518
                                   2012   44,938,353    1.43 - 1.95      70,946,364

  LMPVET QS Variable Growth        2016   11,742,495    1.60 - 2.20      20,311,234
     Subaccount                    2015   13,074,765    1.51 - 2.05      21,126,287
                                   2014   14,489,682    1.57 - 2.12      24,272,556
                                   2013   16,420,256    1.53 - 2.05      26,611,146
                                   2012   19,365,531    1.23 - 1.64      25,137,447

                                                  FOR THE YEAR ENDED DECEMBER 31
                                         -------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                            INCOME          LOWEST TO         LOWEST TO
                                           RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                         -------------  ----------------  ----------------
  LMPVET ClearBridge Variable      2016      0.62         0.30 - 2.60        (1.65) - 0.90
     Aggressive Growth Subaccount  2015      0.33         0.30 - 2.60      (4.46) - (2.03)
                                   2014      0.16         0.30 - 2.65        16.94 - 20.03
                                   2013      0.25         0.30 - 2.65        43.52 - 47.34
                                   2012      0.38         0.30 - 2.65        15.34 - 18.37

  LMPVET ClearBridge Variable      2016      1.27         0.30 - 2.70          6.85 - 9.44
     Appreciation Subaccount       2015      1.14         0.30 - 2.70        (1.11) - 1.30
                                   2014      1.11         0.30 - 2.70         8.04 - 10.66
                                   2013      1.15         0.30 - 2.70        26.54 - 29.61
                                   2012      1.49         0.30 - 2.70         0.00 - 15.60

  LMPVET ClearBridge Variable      2016      1.42         0.30 - 2.75         9.76 - 66.26
     Dividend Strategy Subaccount  2015      1.61         0.30 - 2.75      (7.03) - (4.59)
                                   2014      1.98         0.30 - 2.75         8.44 - 13.27
                                   2013      1.50         0.30 - 2.70        22.34 - 25.56
                                   2012      2.70         0.30 - 2.70        11.02 - 13.86

  LMPVET ClearBridge Variable      2016      0.50         0.30 - 2.70          4.53 - 7.07
     Large Cap Growth Subaccount   2015      0.46         0.30 - 2.70          6.87 - 9.46
                                   2014      0.50         0.30 - 2.70        10.95 - 13.65
                                   2013      0.49         0.30 - 2.70        34.19 - 37.44
                                   2012      0.65         0.30 - 2.70        17.13 - 19.99

  LMPVET ClearBridge Variable      2016      1.51         0.30 - 2.60        10.10 - 12.66
     Large Cap Value Subaccount    2015      1.40         0.30 - 2.60      (5.36) - (3.16)
                                   2014      1.73         0.30 - 2.70         8.73 - 11.37
                                   2013      1.57         0.30 - 2.70        28.85 - 31.97
                                   2012      2.19         0.30 - 2.70        13.39 - 16.15

  LMPVET ClearBridge Variable      2016      0.87         1.30 - 2.70          6.43 - 7.93
     Mid Cap Subaccount            2015      0.06         1.30 - 2.70        (0.42) - 0.98
                                   2014      0.27         1.30 - 2.70          5.24 - 6.72
                                   2013      0.13         1.30 - 2.70        33.71 - 35.59
                                   2012      0.81         1.30 - 2.70        14.74 - 16.37

  LMPVET ClearBridge Variable      2016        --         0.30 - 2.60          3.09 - 5.49
     Small Cap Growth Subaccount   2015        --         0.30 - 2.60      (6.83) - (4.66)
                                   2014        --         0.30 - 2.60          1.41 - 3.77
                                   2013      0.05         0.30 - 2.60        43.28 - 46.61
                                   2012      0.33         0.30 - 2.60        16.35 - 19.07

  LMPVET QS Variable               2016      2.28         1.17 - 1.90          5.41 - 6.18
     Conservative Growth           2015      1.90         1.17 - 1.90      (3.05) - (2.33)
     Subaccount                    2014      2.36         1.17 - 1.90          2.93 - 3.69
                                   2013      1.96         1.17 - 1.90        13.16 - 13.99
                                   2012      2.54         1.17 - 1.90        10.96 - 11.77

  LMPVET QS Variable Growth        2016      1.41         1.17 - 1.90          6.46 - 7.24
     Subaccount                    2015      1.32         1.17 - 1.90      (4.07) - (3.37)
                                   2014      1.71         1.17 - 1.90          2.72 - 3.47
                                   2013      1.60         1.17 - 1.90        24.12 - 25.03
                                   2012      1.69         1.17 - 1.90        13.70 - 14.53

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       -------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                           UNITS      HIGHEST ($)     ASSETS ($)
                                       ------------  -------------  --------------
  LMPVET QS Variable Moderate    2016    17,102,253    1.65 - 2.17      30,093,587
     Growth Subaccount           2015    18,733,090    1.56 - 2.04      30,991,123
                                 2014    21,841,591    1.62 - 2.10      37,227,976
                                 2013    25,062,174    1.57 - 2.02      41,240,143
                                 2012    29,657,743    1.31 - 1.68      40,633,478

  LMPVIT Western Asset Core      2016    28,322,927    1.65 - 3.02      60,157,955
     Plus Subaccount             2015    32,101,360    1.62 - 2.92      66,305,234
                                 2014    37,890,107    1.61 - 2.92      78,692,683
                                 2013    44,750,902    1.65 - 2.96      94,954,012
                                 2012    54,128,179    1.54 - 2.75     106,932,282

  LMPVIT Western Asset           2016     2,810,318    1.44 - 2.47       5,438,686
     Variable Global High Yield  2015     3,405,003    1.28 - 2.17       5,805,010
     Bond Subaccount             2014     4,116,947    1.40 - 2.34       7,593,996
                                 2013     4,982,108    1.45 - 2.40       9,465,032
                                 2012     5,919,632    1.40 - 2.29      10,968,395

  MIST American Funds            2016     3,745,363    1.37 - 1.50       5,393,633
     Balanced Allocation         2015     3,593,345    1.29 - 1.39       4,828,342
     Subaccount                  2014     3,198,147    1.32 - 1.41       4,360,096
                                 2013     2,980,777    1.26 - 1.33       3,871,348
                                 2012     2,190,157    1.07 - 1.13       2,431,852

  MIST American Funds Growth     2016     2,607,699    1.39 - 1.52       3,801,167
     Allocation Subaccount       2015     2,633,410    1.29 - 1.40       3,549,784
                                 2014     2,717,215    1.32 - 1.41       3,718,850
                                 2013     2,729,186    1.26 - 1.33       3,542,062
                                 2012     1,922,890    1.02 - 1.07       2,020,923

  MIST American Funds            2016     2,077,029    1.34 - 1.46       2,886,201
     Moderate Allocation         2015     2,284,599    1.27 - 1.37       2,991,070
     Subaccount                  2014     2,152,245    1.29 - 1.38       2,864,383
                                 2013     2,143,767    1.23 - 1.30       2,718,823
                                 2012     1,804,687    1.10 - 1.15       2,034,082

  MIST BlackRock High Yield      2016    26,278,741   1.47 - 10.55      82,544,588
     Subaccount                  2015    30,089,681    1.33 - 9.34      82,643,530
                                 2014    36,693,530    1.42 - 9.81     104,638,887
                                 2013    45,512,194    1.41 - 9.60     123,385,092
                                 2012    53,791,302    1.33 - 8.84     132,794,550

  MIST Clarion Global Real       2016    45,463,358    1.02 - 2.88      58,508,417
     Estate Subaccount           2015    50,678,041    1.04 - 2.90      65,557,139
                                 2014    58,479,092    1.08 - 2.98      77,846,976
                                 2013    60,592,799    0.98 - 2.67      69,115,555
                                 2012    68,080,621    0.97 - 2.62      76,052,564

  MIST ClearBridge Aggressive    2016    64,680,298   1.05 - 12.43     478,123,942
     Growth Subaccount           2015    74,168,853   1.05 - 12.22     526,677,455
                                 2014    83,295,458   1.12 - 12.86     614,674,474
                                 2013     5,674,029    0.97 - 1.49       5,944,351
                                 2012     4,186,645    0.68 - 2.10       3,075,258

                                                FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  LMPVET QS Variable Moderate    2016      2.04         1.17 - 1.90          5.96 - 6.74
     Growth Subaccount           2015      1.66         1.17 - 1.90      (3.64) - (2.93)
                                 2014      1.84         1.17 - 1.90          2.93 - 3.69
                                 2013      1.51         1.17 - 1.90        19.53 - 20.40
                                 2012      2.31         1.17 - 1.90        12.43 - 13.26

  LMPVIT Western Asset Core      2016      2.15         0.30 - 2.60          1.86 - 4.23
     Plus Subaccount             2015      1.44         0.30 - 2.60        (1.40) - 0.89
                                 2014      6.77         0.30 - 2.60      (2.89) - (0.63)
                                 2013      6.79         0.30 - 2.60          6.41 - 8.88
                                 2012      7.85         0.30 - 2.60        14.84 - 17.52

  LMPVIT Western Asset           2016      5.97         1.40 - 2.60        12.64 - 14.00
     Variable Global High Yield  2015      5.63         1.40 - 2.60      (8.26) - (7.15)
     Bond Subaccount             2014      6.42         1.40 - 2.60      (3.69) - (2.53)
                                 2013      5.42         1.40 - 2.60          3.54 - 4.79
                                 2012      6.91         1.40 - 2.60        15.28 - 16.67

  MIST American Funds            2016      1.75         0.30 - 1.30          6.42 - 7.49
     Balanced Allocation         2015      1.31         0.30 - 1.30      (1.99) - (1.00)
     Subaccount                  2014      1.26         0.30 - 1.30          4.68 - 5.73
                                 2013      1.30         0.30 - 1.30        17.00 - 18.18
                                 2012      1.61         0.30 - 1.30        12.06 - 13.19

  MIST American Funds Growth     2016      1.28         0.30 - 1.30          7.55 - 8.63
     Allocation Subaccount       2015      1.33         0.30 - 1.30      (2.04) - (1.05)
                                 2014      1.03         0.30 - 1.30          5.01 - 6.07
                                 2013      0.97         0.30 - 1.30        23.49 - 24.73
                                 2012      1.18         0.30 - 1.30        14.65 - 15.81

  MIST American Funds            2016      1.88         0.30 - 1.30          5.63 - 6.69
     Moderate Allocation         2015      1.52         0.30 - 1.30      (2.01) - (1.02)
     Subaccount                  2014      1.48         0.30 - 1.30          4.72 - 5.78
                                 2013      1.68         0.30 - 1.30        12.05 - 13.18
                                 2012      1.88         0.30 - 1.30         9.40 - 10.51

  MIST BlackRock High Yield      2016      6.72         0.19 - 2.75        10.89 - 14.05
     Subaccount                  2015      7.95         0.19 - 2.75      (6.65) - (3.92)
                                 2014      6.24         0.19 - 2.75          0.49 - 3.21
                                 2013      6.90         0.19 - 2.75          6.37 - 9.56
                                 2012      7.22         0.19 - 2.75        13.37 - 16.57

  MIST Clarion Global Real       2016      2.30         0.30 - 2.65        (1.71) - 0.85
     Estate Subaccount           2015      4.00         0.30 - 2.65      (3.93) - (1.52)
                                 2014      1.65         0.30 - 2.65         5.92 - 13.33
                                 2013      7.21         0.30 - 2.65          0.89 - 3.45
                                 2012      2.30         0.30 - 2.65        22.74 - 25.92

  MIST ClearBridge Aggressive    2016      0.66         0.30 - 2.60          0.06 - 2.68
     Growth Subaccount           2015      0.42         0.30 - 2.60      (6.47) - (4.10)
                                 2014        --         0.30 - 2.60        11.76 - 18.64
                                 2013      0.21         0.30 - 2.60        42.03 - 45.33
                                 2012      0.02         0.00 - 2.60        15.58 - 18.64

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                      -------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO         NET
                                          UNITS       HIGHEST ($)    ASSETS ($)
                                      ------------  -------------  --------------
  MIST Harris Oakmark           2016    27,159,458    1.45 - 2.64      53,763,097
     International Subaccount   2015    31,636,054    1.36 - 2.48      58,322,409
                                2014    34,506,428    1.45 - 2.63      67,655,904
                                2013    39,139,950    1.56 - 2.84      83,400,611
                                2012    42,865,772    1.21 - 2.40      70,442,950

  MIST Invesco Comstock         2016    83,913,220    1.52 - 2.88     182,714,519
     Subaccount                 2015    97,875,599    1.33 - 2.47     184,751,261
                                2014   114,273,627    1.45 - 2.65     233,561,068
                                2013    84,372,068    1.36 - 2.43     159,177,699
                                2012   105,506,703    1.03 - 1.81     150,180,851

  MIST Invesco Mid Cap Value    2016    25,100,728    1.32 - 2.86      40,718,448
     Subaccount                 2015    27,773,801    1.17 - 2.52      39,601,373
                                2014    33,040,249    1.32 - 2.82      52,410,952
                                2013    41,645,975    1.24 - 2.61      61,479,507
                                2012    49,340,187    0.98 - 2.04      57,094,364

  MIST Invesco Small Cap        2016     5,001,924    1.94 - 3.50      12,959,914
     Growth Subaccount          2015     5,777,662    1.74 - 3.18      13,547,388
                                2014     5,841,705    1.81 - 3.29      14,198,348
                                2013     6,603,009    1.71 - 3.09      15,149,420
                                2012     6,837,358    1.25 - 2.24      11,541,386

  MIST JPMorgan Small Cap       2016     5,064,644    1.90 - 2.50      11,768,551
     Value Subaccount           2015     5,524,272    1.47 - 1.93       9,963,889
                                2014     6,763,553    1.60 - 2.11      13,340,006
                                2013     7,275,439    1.55 - 2.04      13,918,317
                                2012     8,174,785    1.18 - 1.88      11,901,829

  MIST Loomis Sayles Global     2016    17,610,274    2.48 - 7.26     125,927,258
     Markets Subaccount         2015    19,556,931    2.39 - 7.00     135,115,612
                                2014    21,660,824    2.39 - 6.99     149,334,905
                                2013    23,910,152    2.24 - 6.82     160,979,990
                                2012    26,809,216    1.94 - 5.88     155,638,699

  MIST Met/Aberdeen Emerging    2016    17,633,912    1.08 - 3.04      37,203,662
     Markets Equity Subaccount  2015    20,803,894    0.99 - 2.74      40,103,316
                                2014    23,705,249    1.18 - 3.19      53,420,816
                                2013    23,618,677    1.30 - 3.42      58,259,362
                                2012    27,471,452    1.41 - 3.61      72,730,901

  MIST Met/Eaton Vance          2016     2,433,483    1.08 - 1.14       2,754,483
     Floating Rate Subaccount   2015     3,452,793    1.01 - 1.06       3,637,330
                                2014     3,823,833    1.05 - 1.09       4,142,616
                                2013     4,616,505    1.07 - 1.10       5,050,875
                                2012     2,309,179    1.05 - 1.08       2,477,277

  MIST Met/Wellington Large     2016    20,534,091    1.41 - 2.56      36,808,971
     Cap Research Subaccount    2015    24,145,925    1.32 - 2.41      40,746,872
                                2014    28,125,928    1.29 - 2.34      46,264,418
                                2013    33,795,286    1.15 - 2.10      50,072,685
                                2012    38,383,679    0.87 - 1.59      42,749,505

                                                 FOR THE YEAR ENDED DECEMBER 31
                                      --------------------------------------------------
                                      INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                         INCOME          LOWEST TO          LOWEST TO
                                        RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                      -------------  ----------------  -----------------
  MIST Harris Oakmark           2016      2.40         0.30 - 2.60           5.64 - 8.10
     International Subaccount   2015      3.22         0.30 - 2.60       (6.77) - (4.60)
                                2014      2.63         0.30 - 2.70       (8.04) - (5.81)
                                2013      2.71         0.30 - 2.70         27.32 - 30.41
                                2012      1.85         0.00 - 2.70         26.01 - 29.47

  MIST Invesco Comstock         2016      2.55         0.30 - 2.75         14.12 - 16.95
     Subaccount                 2015      2.89         0.30 - 2.75       (8.52) - (6.25)
                                2014      0.67         0.30 - 2.75           6.01 - 8.98
                                2013      1.13         0.30 - 2.75         31.72 - 34.99
                                2012      1.34         0.30 - 2.75         15.29 - 18.16

  MIST Invesco Mid Cap Value    2016      0.68         0.30 - 2.65         12.48 - 15.16
     Subaccount                 2015      0.52         0.30 - 2.70      (11.41) - (9.25)
                                2014      0.55         0.30 - 2.70           6.72 - 9.31
                                2013      0.78         0.30 - 2.70         26.84 - 29.91
                                2012      0.35         0.30 - 2.70          1.60 - 14.35

  MIST Invesco Small Cap        2016        --         0.30 - 2.60          8.57 - 11.39
     Growth Subaccount          2015      0.12         0.30 - 2.60       (4.23) - (1.72)
                                2014        --         0.30 - 2.60           5.14 - 7.86
                                2013      0.37         0.30 - 2.60         36.58 - 40.11
                                2012        --         0.30 - 2.60         15.18 - 18.15

  MIST JPMorgan Small Cap       2016      1.85         0.30 - 2.60         27.50 - 30.46
     Value Subaccount           2015      1.39         0.30 - 2.60       (9.63) - (7.53)
                                2014      1.09         0.30 - 2.60           1.97 - 4.34
                                2013      0.70         0.30 - 2.60         29.83 - 32.85
                                2012      0.86         0.00 - 2.60         12.67 - 15.66

  MIST Loomis Sayles Global     2016      1.93         0.60 - 1.30           3.67 - 4.40
     Markets Subaccount         2015      1.82         0.60 - 1.30           0.16 - 0.86
                                2014      2.32         0.60 - 1.30           2.41 - 3.13
                                2013      2.61         0.60 - 1.65         15.43 - 16.64
                                2012      2.54         0.60 - 1.65         15.31 - 16.53

  MIST Met/Aberdeen Emerging    2016      1.05         0.30 - 2.75          8.48 - 11.50
     Markets Equity Subaccount  2015      1.89         0.30 - 2.75     (16.15) - (13.92)
                                2014      0.84         0.30 - 2.75       (9.06) - (4.90)
                                2013      1.22         0.30 - 2.70       (7.51) - (5.08)
                                2012      0.88         0.30 - 2.70         15.71 - 18.74

  MIST Met/Eaton Vance          2016      4.39         1.70 - 2.60           6.46 - 7.43
     Floating Rate Subaccount   2015      3.55         1.70 - 2.60       (3.38) - (2.51)
                                2014      3.52         1.70 - 2.60       (1.85) - (0.96)
                                2013      4.00         1.70 - 2.60           1.17 - 2.09
                                2012      2.13         1.70 - 2.60           4.56 - 5.51

  MIST Met/Wellington Large     2016      2.28         0.30 - 2.75           5.36 - 7.97
     Cap Research Subaccount    2015      0.79         0.30 - 2.75           1.62 - 4.14
                                2014      0.82         0.30 - 2.75         10.54 - 13.28
                                2013      1.29         0.30 - 2.75         30.53 - 33.77
                                2012      1.09         0.30 - 2.75         10.41 - 13.16

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS      HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      ------------  -------------  --------------  -------------  ----------------  ----------------
  MIST MetLife Asset            2016    39,362,500    1.23 - 2.26      58,009,540      2.25         0.30 - 2.45          6.34 - 8.65
     Allocation 100 Subaccount  2015    43,198,777    1.16 - 2.13      59,108,391      1.28         0.30 - 2.45      (4.38) - (2.30)
                                2014    45,212,729    1.02 - 2.22      63,831,385      0.72         0.30 - 2.50          0.61 - 4.25
                                2013    49,145,768    1.17 - 2.17      66,836,972      0.75         0.30 - 2.55        26.25 - 29.12
                                2012    51,476,410    0.93 - 1.72      54,584,808      0.64         0.30 - 2.55        13.79 - 16.39

  MIST MetLife Multi-Index      2016         9,395  12.32 - 12.61         117,266      1.09         0.60 - 1.15          3.17 - 3.74
     Targeted Risk Subaccount   2015         2,641  11.94 - 12.15          31,905      1.72         0.60 - 1.15      (2.34) - (1.80)
     (Commenced 4/29/2013 and   2014         1,008  12.23 - 12.38          12,424        --         0.60 - 1.15          8.01 - 8.61
     began transactions in 2014)

  MIST MetLife Small Cap        2016    47,810,812    1.44 - 4.07     112,211,997      1.07         0.30 - 2.70        27.76 - 30.86
     Value Subaccount           2015    54,080,595    1.13 - 3.15      97,811,772      0.11         0.30 - 2.70      (7.93) - (5.69)
                                2014    63,208,688    1.23 - 3.38     120,747,347      0.05         0.30 - 2.70        (0.99) - 1.41
                                2013    74,099,811    1.24 - 3.37     139,708,195      1.00         0.30 - 2.70        28.92 - 32.05
                                2012    87,597,110    0.96 - 2.58     124,998,359        --         0.30 - 2.70        14.83 - 17.63

  MIST MFS Research             2016    36,740,233    1.09 - 1.99      53,978,694      2.00         0.30 - 2.65      (3.47) - (1.17)
     International Subaccount   2015    41,917,165    1.12 - 2.04      63,005,452      2.74         0.30 - 2.65      (4.34) - (2.07)
                                2014    46,101,233    1.17 - 2.11      72,277,215      2.28         0.30 - 2.65      (9.38) - (7.23)
                                2013    53,996,698    1.29 - 2.31      92,815,172      2.61         0.30 - 2.65        16.14 - 18.90
                                2012    64,389,120    1.11 - 1.98      94,306,211      1.94         0.30 - 2.65        13.64 - 16.36

  MIST Morgan Stanley Mid Cap   2016     4,381,117    1.08 - 2.99       7,516,054        --         0.30 - 2.60     (10.81) - (8.73)
     Growth Subaccount          2015     5,073,086    1.21 - 3.32       9,645,446        --         0.30 - 2.60      (7.46) - (5.31)
                                2014     5,743,592    1.29 - 3.55      11,736,546      0.04         0.30 - 2.60        (1.58) - 0.71
                                2013     6,809,955    1.30 - 3.58      14,243,583      0.75         0.30 - 2.60        35.46 - 38.61
                                2012     8,161,498    0.95 - 2.62      12,071,251        --         0.30 - 2.60          6.46 - 8.95

  MIST Oppenheimer Global       2016   199,205,510    1.13 - 2.45     285,997,810      1.11         0.30 - 2.70      (2.44) - (0.07)
     Equity Subaccount          2015   223,372,532    1.16 - 2.48     323,609,477      1.11         0.30 - 2.70          1.17 - 3.62
                                2014   249,440,312    1.15 - 2.50     351,667,634      0.97         0.30 - 2.70        (0.58) - 1.84
                                2013   284,367,464    1.15 - 2.49     395,783,735      1.84         0.30 - 2.70        14.60 - 26.73
                                2012   280,274,259    1.01 - 1.99     316,647,038      1.59         0.30 - 2.70        17.93 - 20.81

  MIST PIMCO Inflation          2016    35,307,807    1.14 - 1.52      48,063,859        --         0.30 - 2.75          2.29 - 4.85
     Protected Bond Subaccount  2015    39,426,607    1.11 - 1.47      51,884,514      5.06         0.30 - 2.75      (5.60) - (3.20)
                                2014    47,696,077    1.18 - 1.53      65,747,511      1.82         0.30 - 2.75          0.25 - 2.87
                                2013    56,428,155    1.18 - 1.50      76,820,088      2.53         0.30 - 2.75     (11.60) - (9.25)
                                2012    76,954,212    1.33 - 1.67     117,364,047      3.19         0.00 - 2.75          6.32 - 9.33

  MIST PIMCO Total Return       2016   108,989,879    1.28 - 2.11     175,865,002      2.58         0.30 - 2.75        (0.17) - 2.30
     Subaccount                 2015   125,500,853    1.28 - 2.07     200,669,344      5.27         0.30 - 2.75      (2.71) - (0.29)
                                2014   150,568,606    1.32 - 2.09     243,988,067      2.38         0.30 - 2.75          1.37 - 3.88
                                2013   187,162,730    1.30 - 2.01     296,027,272      4.35         0.30 - 2.75      (4.58) - (2.21)
                                2012   230,205,457    1.36 - 2.07     377,907,353      3.16         0.30 - 2.75          6.29 - 8.94

  MIST Pyramis Managed Risk     2016         2,398  11.67 - 12.05          28,371      0.75         0.30 - 1.15          3.37 - 4.25
     Subaccount                 2015         1,566  11.29 - 11.56          17,857      0.75         0.30 - 1.15      (2.38) - (1.55)
     (Commenced 4/29/2013)      2014           992  11.62 - 11.74          11,539        --         0.30 - 0.90          7.67 - 8.32
                                2013           127          10.80           1,369      0.85                0.80                 5.68

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS      HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      ------------  -------------  --------------  -------------  ----------------  ----------------
  MIST SSGA Growth and Income   2016    69,381,250           1.51     104,433,234      2.34                1.25                 4.47
     ETF Subaccount             2015    75,897,851           1.44     109,354,013      2.30                1.25               (3.18)
                                2014    82,493,632           1.49     122,762,323      2.26                1.25                 4.50
                                2013    90,079,084           1.42     128,281,207      2.51                1.25                11.53
                                2012    96,610,845           1.28     123,361,227      2.37                1.25                11.44

  MIST SSGA Growth ETF          2016    91,144,360           1.49     136,076,571      2.15                1.25                 5.55
     Subaccount                 2015    98,530,509           1.41     139,366,676      2.01                1.25               (3.52)
                                2014   107,020,440           1.47     156,905,463      1.89                1.25                 4.07
                                2013   115,766,294           1.41     163,090,332      2.10                1.25                16.61
                                2012   123,165,362           1.21     148,804,069      1.94                1.25                13.60

  MIST T. Rowe Price Large      2016   188,277,959    1.36 - 9.48     366,994,258      2.85         0.30 - 2.75         0.00 - 15.71
     Cap Value Subaccount       2015   215,108,437    1.27 - 8.25     366,982,709      1.60         0.30 - 2.75      (6.15) - (3.77)
                                2014   246,029,179    1.35 - 7.43     443,370,558      0.47         0.30 - 2.75         8.25 - 12.94
                                2013    93,678,767    1.22 - 6.66     129,704,910      1.54         0.30 - 2.70        30.21 - 33.37
                                2012   109,882,316    0.94 - 5.81     116,086,753      1.45         0.30 - 2.70        14.82 - 17.62

  MIST T. Rowe Price Mid Cap    2016       559,197    1.55 - 2.91       1,310,449        --         1.55 - 2.65          3.44 - 4.58
     Growth Subaccount          2015       890,955    1.50 - 2.78       1,870,191        --         1.55 - 2.65          3.88 - 5.03
                                2014     1,048,455    1.44 - 2.65       2,094,286        --         1.55 - 2.65         9.83 - 11.04
                                2013     1,441,274    1.31 - 2.39       2,644,910      0.23         1.55 - 2.65        33.01 - 34.48
                                2012     2,028,845    0.99 - 1.77       2,812,261        --         1.55 - 2.65        10.69 - 11.93

  Morgan Stanley Multi Cap      2016       274,685    2.18 - 2.65         678,520        --         1.85 - 2.50      (6.03) - (5.41)
     Growth Subaccount          2015       302,631    2.31 - 2.80         790,647        --         1.85 - 2.50          5.66 - 6.35
                                2014       367,876    2.18 - 2.64         914,004        --         1.85 - 2.50          2.84 - 3.51
                                2013       499,433    2.11 - 2.66       1,210,400      0.23         1.60 - 2.50        46.66 - 47.99
                                2012       634,940    1.41 - 1.80       1,052,964        --         1.60 - 2.50         9.31 - 10.31

  MSF Barclays Aggregate Bond   2016    25,927,617    1.37 - 2.58      62,459,481      2.77         0.30 - 1.30          1.03 - 2.04
     Index Subaccount           2015    28,582,132    1.36 - 2.55      68,017,985      2.91         0.30 - 1.30      (1.04) - (0.05)
                                2014    31,665,367    1.37 - 2.58      75,845,003      3.02         0.30 - 1.30          4.44 - 5.49
                                2013    35,381,978    1.31 - 2.47      80,759,985      3.62         0.30 - 1.30      (3.59) - (2.62)
                                2012    40,275,965    1.36 - 2.56      95,180,911      3.74         0.30 - 1.30          2.55 - 3.59

  MSF BlackRock Bond Income     2016    89,821,850    1.08 - 2.25     132,434,541      3.12         0.30 - 2.75          0.18 - 2.81
     Subaccount                 2015   101,411,127    1.08 - 2.21     147,353,917      3.73         0.30 - 2.75        (2.28) - 0.29
                                2014   116,573,933    1.11 - 2.23     171,167,569      3.45         0.30 - 2.75          4.02 - 6.76
                                2013   133,280,506    1.06 - 2.11     185,528,381      4.02         0.30 - 2.75      (3.60) - (1.06)
                                2012   159,459,776    1.10 - 2.15     227,477,835      2.66         0.30 - 2.75          4.46 - 7.22

  MSF BlackRock Capital         2016    90,233,992    1.04 - 5.06     162,582,117        --         0.30 - 2.65      (2.62) - (0.21)
     Appreciation Subaccount    2015   102,258,198    1.06 - 5.12     186,416,345        --         0.30 - 2.65          3.38 - 5.96
                                2014   116,660,042    1.01 - 4.88     201,471,712      0.06         0.30 - 2.65          5.95 - 8.57
                                2013   137,072,166    0.94 - 4.54     218,130,450      0.84         0.30 - 2.65        30.61 - 33.82
                                2012   165,758,971    0.71 - 3.42     197,078,248      0.31         0.30 - 2.65        11.23 - 14.03

  MSF BlackRock Large Cap       2016     5,533,043    1.34 - 2.22      10,606,904      1.42         0.30 - 2.65        15.01 - 17.74
     Value Subaccount           2015     6,317,929    1.16 - 1.89      10,329,127      1.55         0.30 - 2.65      (8.63) - (6.46)
                                2014     7,271,879    1.27 - 2.02      12,887,179      1.11         0.30 - 2.65          6.83 - 9.37
                                2013     9,446,977    1.19 - 1.84      15,413,317      1.21         0.30 - 2.65        28.30 - 31.35
                                2012    11,585,791    0.93 - 1.40      14,563,747      1.44         0.30 - 2.65        10.97 - 13.63

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                        ------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO         NET
                                            UNITS      HIGHEST ($)    ASSETS ($)
                                        ------------  ------------  --------------
  MSF BlackRock Ultra-Short       2016   191,490,336   0.83 - 2.28     213,922,334
     Term Bond Subaccount         2015   207,458,223   0.85 - 2.31     234,598,971
                                  2014   228,692,218   0.87 - 2.34     260,029,222
                                  2013   272,484,145   0.89 - 2.37     306,076,669
                                  2012   305,952,973   0.92 - 2.41     338,263,961

  MSF Frontier Mid Cap Growth     2016    46,769,889   0.92 - 2.54      71,558,936
     Subaccount                   2015    53,062,687   0.89 - 2.46      78,853,375
                                  2014    59,828,713   0.88 - 2.44      88,449,747
                                  2013    69,033,438   0.81 - 2.23      93,792,080
                                  2012    80,896,694   0.62 - 1.71      83,365,935

  MSF Jennison Growth             2016   230,334,406   0.94 - 2.60     330,843,366
     Subaccount                   2015   255,430,902   0.96 - 2.64     370,985,158
                                  2014   283,460,406   0.88 - 2.43     376,259,287
                                  2013   306,377,182   0.82 - 2.27     377,320,708
                                  2012   347,786,347   0.61 - 1.68     317,110,813

  MSF Loomis Sayles Small Cap     2016       125,626   5.00 - 5.99         695,462
     Core Subaccount              2015       133,839   4.31 - 5.12         637,286
                                  2014       146,236   4.49 - 5.30         725,826
                                  2013       205,325   4.36 - 5.21       1,019,553
                                  2012       324,926   3.18 - 3.77       1,156,434

  MSF Met/Artisan Mid Cap         2016       487,877   3.33 - 3.67       1,708,962
     Value Subaccount             2015       516,603   2.77 - 3.03       1,498,283
                                  2014       599,313   3.14 - 3.40       1,961,420
                                  2013       672,017   3.15 - 3.40       2,205,749
                                  2012       727,228   2.36 - 2.52       1,786,794

  MSF Met/Dimensional             2016       273,940   1.91 - 2.04         543,802
     International Small Company  2015       749,110   1.85 - 1.96       1,434,554
     Subaccount                   2014       750,406   1.79 - 1.88       1,388,811
                                  2013       479,292   1.97 - 2.05         969,532
                                  2012       512,674   1.58 - 1.64         828,694

  MSF Met/Wellington Balanced     2016    64,591,245   1.49 - 3.90     230,965,585
     Subaccount                   2015    72,571,267   1.43 - 3.69     244,860,534
                                  2014    78,788,126   1.44 - 3.64     263,144,756
                                  2013    87,559,708   1.34 - 3.34     265,542,357
                                  2012    95,084,218   1.14 - 2.80     241,918,758

  MSF Met/Wellington Core         2016    52,226,552  1.43 - 58.47     118,746,402
     Equity Opportunities         2015    44,358,088   1.35 - 2.26      80,800,707
     Subaccount                   2014    53,012,778   1.34 - 2.26      96,109,883
                                  2013    65,547,224   1.24 - 2.10     109,181,322
                                  2012    81,093,170   0.94 - 1.61     103,067,131

  MSF MetLife Asset               2016    14,708,245   1.23 - 1.57      20,218,985
     Allocation 20 Subaccount     2015    17,745,651   1.21 - 1.51      23,643,801
                                  2014    21,756,153   1.25 - 1.52      29,613,599
                                  2013    27,300,301   1.21 - 1.46      35,985,163
                                  2012    33,750,786   1.19 - 1.41      43,181,333

                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  MSF BlackRock Ultra-Short       2016      0.05         0.30 - 2.75         (2.51) - 0.05
     Term Bond Subaccount         2015        --         0.30 - 2.75       (2.71) - (0.30)
                                  2014        --         0.30 - 2.75       (2.71) - (0.30)
                                  2013        --         0.30 - 2.75       (2.71) - (0.30)
                                  2012        --         0.30 - 2.75       (2.73) - (0.30)

  MSF Frontier Mid Cap Growth     2016        --         0.30 - 2.70           2.41 - 4.98
     Subaccount                   2015        --         0.30 - 2.70         (0.08) - 2.47
                                  2014        --         0.30 - 2.70          7.98 - 10.72
                                  2013      1.18         0.30 - 2.70         18.97 - 32.23
                                  2012        --         0.30 - 2.70          7.91 - 10.55

  MSF Jennison Growth             2016      0.26         0.30 - 2.70       (3.86) - (0.13)
     Subaccount                   2015      0.24         0.30 - 2.70          7.59 - 10.45
                                  2014      0.23         0.30 - 2.70          4.51 - 12.77
                                  2013      0.39         0.30 - 2.60         33.22 - 36.59
                                  2012      0.01         0.30 - 2.60        (4.86) - 15.21

  MSF Loomis Sayles Small Cap     2016      0.06         1.70 - 2.50         16.04 - 16.97
     Core Subaccount              2015        --         1.70 - 2.50       (4.17) - (3.40)
                                  2014        --         1.70 - 2.50           0.95 - 1.76
                                  2013      0.25         1.70 - 2.60         37.08 - 38.31
                                  2012        --         1.70 - 2.60         11.32 - 12.33

  MSF Met/Artisan Mid Cap         2016      0.87         1.40 - 2.10         20.10 - 20.95
     Value Subaccount             2015      0.94         1.40 - 2.10     (11.54) - (10.92)
                                  2014      0.54         1.40 - 2.10         (0.44) - 0.26
                                  2013      0.80         1.40 - 2.10         33.67 - 34.61
                                  2012      0.81         1.40 - 2.10          9.25 - 10.02

  MSF Met/Dimensional             2016      2.61         1.70 - 2.50           3.21 - 4.04
     International Small Company  2015      1.68         1.70 - 2.50           3.14 - 3.97
     Subaccount                   2014      1.56         1.70 - 2.50       (9.00) - (8.27)
                                  2013      1.77         1.70 - 2.50         24.45 - 25.45
                                  2012      0.49         1.70 - 2.50         14.98 - 15.91

  MSF Met/Wellington Balanced     2016      2.75         0.30 - 2.65           3.95 - 6.67
     Subaccount                   2015      1.96         0.30 - 2.65         (0.38) - 2.27
                                  2014      2.00         0.30 - 2.65          7.40 - 10.22
                                  2013      2.48         0.30 - 2.65         17.13 - 20.23
                                  2012      2.29         0.30 - 2.65          9.16 - 12.04

  MSF Met/Wellington Core         2016      1.72         0.30 - 2.65           0.53 - 7.02
     Equity Opportunities         2015      1.62         0.30 - 2.65         (0.53) - 2.09
     Subaccount                   2014      0.56         0.30 - 2.65          5.33 - 10.30
                                  2013      1.27         0.30 - 2.65         29.87 - 33.30
                                  2012      0.69         0.30 - 2.65          9.66 - 12.52

  MSF MetLife Asset               2016      3.19         0.30 - 2.50           1.95 - 4.22
     Allocation 20 Subaccount     2015      2.09         0.30 - 2.50       (3.04) - (0.88)
                                  2014      3.97         0.30 - 2.50           1.89 - 4.16
                                  2013      2.99         0.30 - 2.70           1.51 - 3.97
                                  2012      2.99         0.30 - 2.70           6.26 - 8.85

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                      -------------------------------------------  -------------------------------------------------
                                                     UNIT VALUE                    INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                      LOWEST TO          NET          INCOME          LOWEST TO         LOWEST TO
                                          UNITS      HIGHEST ($)     ASSETS ($)      RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                      ------------  -------------  --------------  -------------  ----------------  ----------------
  MSF MetLife Asset             2016    47,542,265    1.26 - 1.63      68,509,133      3.55         0.30 - 2.55          3.42 - 5.77
     Allocation 40 Subaccount   2015    54,365,636    1.22 - 1.54      74,878,498      0.27         0.30 - 2.55      (3.56) - (1.37)
                                2014    62,281,508    1.25 - 1.56      87,527,049      2.62         0.30 - 2.65          2.04 - 4.61
                                2013    63,017,183    1.23 - 1.49      85,938,160      2.54         0.30 - 2.65         8.02 - 10.59
                                2012    69,601,690    1.13 - 1.35      86,810,589      2.94         0.30 - 2.65         8.53 - 11.13

  MSF MetLife Asset             2016   313,013,101    1.23 - 1.66     452,209,477      3.14         0.30 - 2.85          4.10 - 6.78
     Allocation 60 Subaccount   2015   351,132,615    1.18 - 1.55     480,001,704      0.54         0.30 - 2.85      (4.04) - (1.56)
                                2014   393,087,875    1.10 - 1.58     550,983,256      1.72         0.30 - 2.85          1.05 - 4.74
                                2013   325,210,824    1.21 - 1.51     449,109,725      1.95         0.30 - 2.75        14.78 - 17.63
                                2012   342,679,345    1.06 - 1.72     406,247,240      2.31         0.00 - 2.75        10.15 - 13.24

  MSF MetLife Asset             2016   406,853,909    1.21 - 1.66     574,285,819      2.94         0.30 - 2.90          5.05 - 7.82
     Allocation 80 Subaccount   2015   438,830,497    1.15 - 1.55     582,539,493      0.33         0.30 - 2.90      (4.51) - (1.99)
                                2014   469,940,862    1.21 - 1.61     645,019,159      1.11         0.30 - 2.90          2.22 - 4.91
                                2013   281,259,764    1.21 - 1.50     392,110,510      1.46         0.30 - 2.60        21.12 - 23.94
                                2012   301,438,988    1.00 - 1.21     341,958,464      1.91         0.30 - 2.60        12.41 - 15.04

  MSF MetLife Mid Cap Stock     2016     7,950,996   2.09 - 36.72      17,822,009      1.27         0.30 - 1.25        18.71 - 19.72
     Index Subaccount           2015     8,349,197   1.75 - 30.67      15,269,454      1.16         0.30 - 1.25      (3.79) - (2.97)
                                2014     8,659,503   1.82 - 31.61      16,117,119      1.01         0.30 - 1.25          7.96 - 8.89
                                2013     8,357,897   1.68 - 29.03      14,115,032      1.09         0.30 - 1.25        16.63 - 31.49
                                2012     6,983,172           1.28       8,935,310      1.02                1.25                16.13

  MSF MetLife Stock Index       2016   399,744,544   1.40 - 40.16     818,490,354      1.98         0.28 - 3.50         7.70 - 11.36
     Subaccount                 2015   444,545,333   1.29 - 36.32     825,958,902      1.72         0.28 - 3.50        (2.41) - 0.88
                                2014   512,472,472   1.22 - 36.26     948,735,700      1.69         0.28 - 3.50         9.37 - 13.05
                                2013   619,079,605   1.11 - 32.31   1,022,210,401      1.86         0.28 - 3.50        27.37 - 31.65
                                2012   746,876,608   0.85 - 24.72     955,635,335      1.43         0.28 - 3.50        11.63 - 15.43

  MSF MFS Total Return          2016   138,074,749    1.22 - 4.20     347,116,215      2.73         0.30 - 2.75          5.97 - 8.65
     Subaccount                 2015   157,676,884    1.15 - 3.90     367,197,782      2.42         0.30 - 2.75      (3.10) - (0.65)
                                2014   181,477,236    1.19 - 3.96     427,404,149      2.25         0.30 - 2.75          5.42 - 8.09
                                2013   214,758,429    1.13 - 3.69     467,083,516      2.45         0.30 - 2.75        15.48 - 18.40
                                2012   252,752,393    0.97 - 3.15     465,580,415      2.74         0.30 - 2.75         8.27 - 11.03

  MSF MFS Value Subaccount      2016    54,400,150    1.36 - 2.83     126,985,750      2.24         0.30 - 2.75        11.00 - 14.05
                                2015    61,186,657    1.22 - 2.53     126,858,359      2.66         0.30 - 2.75      (3.07) - (0.45)
                                2014    71,426,723    1.26 - 2.59     149,803,816      1.64         0.30 - 2.75         7.72 - 10.48
                                2013    76,198,106    1.18 - 2.39     152,814,296      1.08         0.30 - 2.65        16.93 - 35.32
                                2012    42,193,599    1.17 - 1.80      64,099,072      1.95         0.30 - 2.65        13.33 - 16.30

  MSF MSCI EAFE Index           2016    22,174,074    0.98 - 2.39      46,547,113      2.63         0.30 - 1.60        (0.27) - 1.04
     Subaccount                 2015    24,065,038    0.99 - 2.38      50,132,009      3.23         0.30 - 1.60      (2.66) - (1.39)
                                2014    25,971,462    1.01 - 2.44      55,159,835      2.60         0.30 - 1.60      (7.50) - (6.28)
                                2013    29,240,272    1.09 - 2.63      66,367,832      3.06         0.30 - 1.60        19.93 - 21.50
                                2012    31,591,933    0.91 - 2.18      59,212,775      3.14         0.30 - 1.60        16.44 - 17.97

  MSF Neuberger Berman          2016    22,363,400    1.40 - 4.28      61,097,301      0.43         0.30 - 2.65        15.30 - 18.33
     Genesis Subaccount         2015    25,655,787    1.20 - 3.63      59,714,866      0.38         0.30 - 2.65        (2.25) - 0.28
                                2014    30,031,861    1.23 - 3.63      69,389,880      0.37         0.30 - 2.65      (2.91) - (0.29)
                                2013    35,991,632    1.25 - 3.65      82,899,600        --         0.30 - 2.65        24.17 - 35.86
                                2012        70,294    1.58 - 1.77         118,604      0.12         1.70 - 2.60          6.92 - 7.89

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                       -------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                           UNITS      HIGHEST ($)     ASSETS ($)
                                       ------------  -------------  --------------
  MSF Russell 2000 Index         2016    23,491,682    2.27 - 5.23     110,619,177
     Subaccount                  2015    25,834,307    1.90 - 4.36     101,108,420
                                 2014    27,782,287    2.02 - 4.62     114,688,189
                                 2013    31,268,599    1.96 - 4.45     123,574,772
                                 2012    33,654,928    1.43 - 3.25      96,816,463

  MSF T. Rowe Price Large Cap    2016    26,687,817    1.62 - 3.14      52,673,898
     Growth Subaccount           2015    29,861,303    1.64 - 3.11      58,885,774
                                 2014    33,034,416    1.52 - 2.82      59,661,381
                                 2013    32,411,409    1.26 - 2.60      54,003,653
                                 2012    32,201,056    1.12 - 1.88      38,929,294

  MSF T. Rowe Price Small Cap    2016    41,499,662    1.82 - 3.98     108,651,167
     Growth Subaccount           2015    46,060,640    1.68 - 3.59     109,539,493
                                 2014    50,212,351    1.68 - 3.52     118,139,543
                                 2013    55,991,286    1.62 - 3.32     125,245,594
                                 2012    62,635,996    1.15 - 2.32      98,474,574

  MSF Western Asset              2016    32,467,046   1.25 - 41.83     170,890,372
     Management Strategic Bond   2015    19,595,073    1.18 - 2.94      32,316,442
     Opportunities Subaccount    2014    23,348,172    1.08 - 3.03      39,669,737
                                 2013    27,649,077    1.19 - 2.91      44,979,001
                                 2012    33,573,093    1.21 - 2.91      55,654,805

  MSF Western Asset              2016    49,146,509    1.04 - 2.57      75,272,260
     Management U.S. Government  2015    53,614,394    1.05 - 2.57      82,426,356
     Subaccount                  2014    64,344,337    1.07 - 2.58      98,096,572
                                 2013    73,690,565    1.07 - 2.54     109,839,169
                                 2012    89,352,294    1.10 - 2.58     134,993,660

  Pioneer VCT Mid Cap Value      2016     7,793,599    1.77 - 2.84      19,478,488
     Subaccount                  2015     9,348,957    1.56 - 2.48      20,514,005
                                 2014    11,449,417    1.72 - 2.69      27,355,302
                                 2013    13,948,854    1.54 - 2.38      29,462,183
                                 2012    17,566,894    1.19 - 1.82      28,565,653

  Pioneer VCT Real Estate        2016     2,487,870    2.08 - 3.45       7,545,087
     Shares Subaccount           2015     2,872,791    2.00 - 3.31       8,432,222
                                 2014     3,456,891    1.95 - 3.22       9,986,466
                                 2013     4,679,392    1.52 - 2.50      10,515,684
                                 2012     5,535,016    1.53 - 2.50      12,543,885

  TAP 1919 Variable Socially     2016    12,016,499    1.31 - 4.37      34,122,083
     Responsive Balanced         2015    13,640,111    1.25 - 4.17      36,506,368
     Subaccount                  2014    15,783,435    1.29 - 4.29      43,091,030
                                 2013    17,650,098    1.20 - 3.98      44,216,482
                                 2012    19,935,151    1.03 - 3.39      41,969,589

  UIF Growth Subaccount          2016     2,605,136    1.54 - 3.11       5,650,496
                                 2015     2,947,999    1.59 - 3.23       6,666,780
                                 2014     3,258,928    1.44 - 2.93       6,688,278
                                 2013     3,897,642    1.35 - 2.81       7,732,651
                                 2012     5,479,096    0.93 - 1.93       7,099,628

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  MSF Russell 2000 Index         2016      1.38         0.30 - 1.65        19.30 - 20.92
     Subaccount                  2015      1.21         0.30 - 1.65      (5.84) - (4.56)
                                 2014      1.17         0.30 - 1.65          3.32 - 4.72
                                 2013      1.55         0.30 - 1.65        36.29 - 38.14
                                 2012      1.16         0.30 - 1.65        14.44 - 16.00

  MSF T. Rowe Price Large Cap    2016        --         0.30 - 2.65        (1.07) - 1.23
     Growth Subaccount           2015      0.01         0.30 - 2.65         7.68 - 10.18
                                 2014        --         0.30 - 2.65         6.03 - 13.92
                                 2013      0.07         0.30 - 2.65        25.92 - 38.35
                                 2012        --         0.30 - 2.65        15.56 - 18.32

  MSF T. Rowe Price Small Cap    2016      0.03         0.30 - 2.65         8.57 - 11.15
     Growth Subaccount           2015        --         0.30 - 2.65        (0.22) - 2.16
                                 2014        --         0.30 - 2.65          3.86 - 6.33
                                 2013      0.14         0.30 - 2.65        40.40 - 43.74
                                 2012        --         0.30 - 2.65        12.86 - 15.56

  MSF Western Asset              2016      2.14         0.30 - 2.75          3.17 - 7.29
     Management Strategic Bond   2015      4.93         1.17 - 2.60      (4.52) - (2.86)
     Opportunities Subaccount    2014      5.32         1.17 - 2.60          0.50 - 4.24
                                 2013      4.97         1.17 - 2.60      (1.76) - (0.08)
                                 2012      3.46         1.17 - 2.60         8.42 - 10.19

  MSF Western Asset              2016      2.62         0.15 - 2.45        (1.17) - 1.13
     Management U.S. Government  2015      2.32         0.15 - 2.45        (1.86) - 0.42
     Subaccount                  2014      1.96         0.15 - 2.45          0.32 - 2.66
                                 2013      2.23         0.15 - 2.45      (3.14) - (0.89)
                                 2012      2.10         0.15 - 2.45          0.86 - 3.21

  Pioneer VCT Mid Cap Value      2016      0.48         1.40 - 2.75        13.08 - 14.61
     Subaccount                  2015      0.55         1.40 - 2.75      (8.89) - (7.66)
                                 2014      0.66         1.40 - 2.75        11.69 - 13.20
                                 2013      0.74         1.40 - 2.75        29.15 - 30.91
                                 2012      0.84         1.40 - 2.75          7.80 - 9.28

  Pioneer VCT Real Estate        2016      3.21         1.55 - 2.70          3.00 - 4.19
     Shares Subaccount           2015      2.02         1.55 - 2.70          1.73 - 2.91
                                 2014      2.29         1.50 - 2.70        27.08 - 28.62
                                 2013      2.09         1.50 - 2.65        (1.12) - 0.03
                                 2012      2.10         1.50 - 2.65        13.04 - 14.35

  TAP 1919 Variable Socially     2016      0.91         0.30 - 2.30          3.82 - 5.92
     Responsive Balanced         2015      1.19         0.30 - 2.50      (4.14) - (2.01)
     Subaccount                  2014      0.85         0.30 - 2.50          6.61 - 8.98
                                 2013      0.84         0.30 - 2.50        15.78 - 18.35
                                 2012      1.43         0.30 - 2.50         7.97 - 10.38

  UIF Growth Subaccount          2016        --         1.40 - 2.50      (4.06) - (3.00)
                                 2015        --         1.40 - 2.50         9.47 - 10.68
                                 2014        --         1.40 - 2.50          3.73 - 4.88
                                 2013      0.46         1.40 - 2.50        44.42 - 46.02
                                 2012        --         1.40 - 2.50        11.54 - 12.78

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)



1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying portfolio, series or fund of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

   METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



9. SUBSEQUENT EVENTS


The operations of the Subaccounts were affected by the following changes that occurred on March 6, 2017:

PORTFOLIO NAME CHANGES:

Former Name                                              New Name

(MIST) Met/Aberdeen Emerging Markets Equity              (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                               Equity Portfolio
(MIST) Met/Artisan International Portfolio               (BHFTI) Brighthouse/Artisan International Portfolio
(MIST) Met/Eaton Vance Floating Rate Portfolio           (BHFTI) Brighthouse/Eaton Vance Floating Rate
                                                           Portfolio
(MIST) Met/Franklin Low Duration Total Return            (BHFTI) Brighthouse/Franklin Low Duration Total
   Portfolio                                               Return Portfolio
(MIST) Met/Templeton International Bond                  (BHFTI) Brighthouse/Templeton International Bond
   Portfolio                                               Portfolio
(MIST) Met/Wellington Large Cap Research                 (BHFTI) Brighthouse/Wellington Large Cap Research
   Portfolio                                               Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio            (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Balanced Plus Portfolio                   (BHFTI) Brighthouse Balanced Plus Portfolio
(MIST) MetLife Small Cap Value Portfolio                 (BHFTI) Brighthouse Small Cap Value Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio            (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Artisan Mid Cap Value Portfolio                (BHFTII) Brighthouse/Artisan Mid Cap Value
                                                           Portfolio
(MSF) Met/Dimensional International Small Company        (BHFTII) Brighthouse/Dimensional International
   Portfolio                                               Small Company Portfolio
(MSF) Met/Wellington Balanced Portfolio                  (BHFTII) Brighthouse/Wellington Balanced Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

TRUST NAME CHANGES:

Former Trust                                             New Trust

Met Investors Series Trust (MIST)                        Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                           Brighthouse Funds Trust II (BHFTII)

ADVISER NAME CHANGE:

Former Adviser                                        New Adviser

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                              New Name

MetLife of CT Separate Account Eleven for Variable       Brighthouse Separate Account Eleven for Variable
   Annuities                                               Annuities

This page is intentionally left blank.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

   Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                           Page
                                                                                                      ---------
Report of Independent Registered Public Accounting Firm..............................................     2
Financial Statements at December 31, 2016 and 2015 and for the Years Ended December 31, 2016, 2015
  and 2014:
 Consolidated Balance Sheets.........................................................................     3
 Consolidated Statements of Operations...............................................................     4
 Consolidated Statements of Comprehensive Income (Loss)..............................................     5
 Consolidated Statements of Stockholder's Equity.....................................................     6
 Consolidated Statements of Cash Flows...............................................................     7
 Notes to the Consolidated Financial Statements......................................................     9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........     9
     Note 2 -- Segment Information...................................................................    25
     Note 3 -- Mergers...............................................................................    30
     Note 4 -- Disposition...........................................................................    30
     Note 5 -- Insurance.............................................................................    31
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...    37
     Note 7 -- Reinsurance...........................................................................    40
     Note 8 -- Investments...........................................................................    46
     Note 9 -- Derivatives...........................................................................    66
     Note 10 -- Fair Value...........................................................................    78
     Note 11 -- Goodwill.............................................................................    95
     Note 12 -- Debt.................................................................................    97
     Note 13 -- Equity...............................................................................    97
     Note 14 -- Other Expenses.......................................................................    101
     Note 15 -- Income Tax...........................................................................    102
     Note 16 -- Contingencies, Commitments and Guarantees............................................    105
     Note 17 -- Related Party Transactions...........................................................    109
     Note 18 -- Subsequent Events....................................................................    111
Financial Statement Schedules at December 31, 2016 and 2015 and for the Years Ended December 31,
  2016, 2015 and 2014:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties......    112
 Schedule III -- Consolidated Supplementary Insurance Information....................................    113
 Schedule IV -- Consolidated Reinsurance.............................................................    115

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Brighthouse Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries (the "Company") as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2016. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Brighthouse Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 28, 2017

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2016 and 2015

                (In millions, except share and per share data)

                                                                                                 2016           2015
                                                                                           ------------  -------------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
  $49,312 and $50,154, respectively)......................................................  $    51,785   $     52,409
 Equity securities available-for-sale, at estimated fair value (cost: $280 and $384,
  respectively)...........................................................................          300            409
 Mortgage loans (net of valuation allowances of $38 and $36, respectively; includes $136
  and $172, respectively, at estimated fair value, relating to variable interest entities)        8,884          7,262
 Policy loans.............................................................................        1,093          1,266
 Real estate and real estate joint ventures (includes $0 and $5, respectively, of real
  estate held-for-sale)...................................................................          215            628
 Other limited partnership interests......................................................        1,639          1,846
 Short-term investments, principally at estimated fair value..............................          926          1,737
 Other invested assets, principally at estimated fair value...............................        3,887          4,942
                                                                                           ------------  -------------
  Total investments.......................................................................       68,729         70,499
Cash and cash equivalents, principally at estimated fair value............................        1,888          1,383
Accrued investment income (includes $1 and $1, respectively, relating to variable
 interest entities).......................................................................          591            505
Premiums, reinsurance and other receivables...............................................       20,101         22,251
Deferred policy acquisition costs and value of business acquired..........................        5,274          4,809
Current income tax recoverable............................................................          454             --
Deferred income tax receivable............................................................        1,018             --
Goodwill..................................................................................           --            381
Other assets..............................................................................          630            799
Separate account assets...................................................................      100,588        101,735
                                                                                           ------------  -------------
    Total assets..........................................................................  $   199,273   $    202,362
                                                                                           ============  =============
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits....................................................................  $    31,684   $     29,894
Policyholder account balances.............................................................       35,587         35,661
Other policy-related balances.............................................................        3,384          3,549
Payables for collateral under securities loaned and other transactions....................        7,362         10,619
Long-term debt (includes $23 and $48, respectively, at estimated fair value, relating to
 variable interest entities)..............................................................          804            836
Current income tax payable................................................................           --             20
Deferred income tax liability.............................................................           --            803
Other liabilities (includes $1 and $1, respectively, relating to variable interest
 entities)................................................................................       10,147          7,682
Separate account liabilities..............................................................      100,588        101,735
                                                                                           ------------  -------------
    Total liabilities.....................................................................      189,556        190,799
                                                                                           ------------  -------------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................           75             75
Additional paid-in capital................................................................       12,449         10,871
Retained earnings (deficit)...............................................................       (4,209)        (1,011)
Accumulated other comprehensive income (loss).............................................        1,402          1,628
                                                                                           ------------  -------------
    Total stockholder's equity............................................................        9,717         11,563
                                                                                           ------------  -------------
    Total liabilities and stockholder's equity............................................  $   199,273   $    202,362
                                                                                           ============  =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                  2016        2015         2014
                                                                               ---------  -----------  -----------
Revenues
Premiums......................................................................  $    921   $    1,433   $    1,152
Universal life and investment-type product policy fees........................     2,696        2,940        3,193
Net investment income.........................................................     2,712        2,615        2,669
Other revenues................................................................       761          504          539
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities................       (16)         (16)          (6)
 Other-than-temporary impairments on fixed maturity securities transferred to
   other comprehensive income (loss)..........................................        (3)          (9)          (6)
 Other net investment gains (losses)..........................................       (13)          61         (457)
                                                                               ---------  -----------  -----------
   Total net investment gains (losses)........................................       (32)          36         (469)
 Net derivative gains (losses)................................................    (5,878)        (424)        (181)
                                                                               ---------  -----------  -----------
     Total revenues...........................................................     1,180        7,104        6,903
                                                                               ---------  -----------  -----------
Expenses
Policyholder benefits and claims..............................................     2,984        2,696        2,764
Interest credited to policyholder account balances............................       957        1,037        1,062
Goodwill impairment...........................................................       381           --           33
Amortization of deferred policy acquisition costs and value of business
  acquired....................................................................      (172)         595          990
Other expenses................................................................     1,738        1,722        1,764
                                                                               ---------  -----------  -----------
     Total expenses...........................................................     5,888        6,050        6,613
                                                                               ---------  -----------  -----------
Income (loss) before provision for income tax.................................    (4,708)       1,054          290
Provision for income tax expense (benefit)....................................    (1,771)         215           (5)
                                                                               ---------  -----------  -----------
Net income (loss).............................................................  $ (2,937)  $      839   $      295
                                                                               =========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                  2016             2015             2014
                                                                             -------------    -------------    -------------
Net income (loss)...........................................................  $     (2,937)    $        839     $        295
Other comprehensive income (loss):
  Unrealized investment gains (losses), net of related offsets..............          (349)          (1,324)           1,953
  Unrealized gains (losses) on derivatives..................................            25               86              244
  Foreign currency translation adjustments..................................            (3)             (28)             (50)
                                                                             -------------    -------------    -------------
Other comprehensive income (loss), before income tax........................          (327)          (1,266)           2,147
Income tax (expense) benefit related to items of other comprehensive income
 (loss).....................................................................           101              468             (701)
                                                                             -------------    -------------    -------------
Other comprehensive income (loss), net of income tax........................          (226)            (798)           1,446
                                                                             -------------    -------------    -------------
Comprehensive income (loss).................................................  $     (3,163)    $         41     $      1,741
                                                                             =============    =============    =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                               Accumulated
                                                                   Additional    Retained         Other         Total
                                                        Common      Paid-in      Earnings     Comprehensive Stockholder's
                                                        Stock       Capital      (Deficit)    Income (Loss)    Equity
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2013.........................  $     86   $     11,506   $  (1,006)    $       980   $    11,566
Redemption of common stock...........................       (11)          (895)       (484)                       (1,390)
Capital contributions from MetLife, Inc..............                      244                                       244
Dividends paid to MetLife, Inc.......................                                 (155)                         (155)
Net income (loss)....................................                                  295                           295
Other comprehensive income (loss), net of income tax.                                                1,446         1,446
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2014.........................        75         10,855      (1,350)          2,426        12,006
Capital contributions from MetLife, Inc..............                       16                                        16
Dividends paid to MetLife, Inc.......................                                 (500)                         (500)
Net income (loss)....................................                                  839                           839
Other comprehensive income (loss), net of income tax.                                                 (798)         (798)
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2015.........................        75         10,871      (1,011)          1,628        11,563
Capital contributions from MetLife, Inc..............                    1,578                                     1,578
Dividends paid to MetLife, Inc.......................                                 (261)                         (261)
Net income (loss)....................................                               (2,937)                       (2,937)
Other comprehensive income (loss), net of income tax.                                                 (226)         (226)
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2016.........................  $     75   $     12,449   $  (4,209)    $     1,402   $     9,717
                                                      =========  =============  ==========    ============= =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                    2016           2015           2014
                                                             -------------  -------------  -------------
Cash flows from operating activities
Net income (loss)...........................................  $     (2,937)  $        839   $        295
 Adjustments to reconcile net income (loss) to net cash
  provided by (used in) operating activities:...............
 Depreciation and amortization expenses.....................            52             23             30
 Amortization of premiums and accretion of discounts
  associated with investments, net..........................          (197)          (204)          (166)
 (Gains) losses on investments and from sales of
  businesses, net...........................................            32            (36)           469
 (Gains) losses on derivatives, net.........................         7,082          1,225          1,443
 (Income) loss from equity method investments, net of
  dividends or distributions................................            26            108            (11)
 Interest credited to policyholder account balances.........           957          1,037          1,062
 Universal life and investment-type product policy fees.....        (2,696)        (2,940)        (3,193)
 Goodwill impairment........................................           381             --             33
 Change in accrued investment income........................           (44)             9            124
 Change in premiums, reinsurance and other receivables......        (1,157)          (586)        (1,479)
 Change in deferred policy acquisition costs and value of
  business acquired, net....................................          (455)           270            711
 Change in income tax.......................................        (2,195)           491            245
 Change in other assets.....................................         2,060          2,127          2,258
 Change in future policy benefits and other policy-related
  balances..................................................         2,197          2,104          1,398
 Change in other liabilities................................           389           (267)         1,390
 Other, net.................................................          (206)             5            (67)
                                                             -------------  -------------  -------------
Net cash provided by (used in) operating activities.........         3,289          4,205          4,542
                                                             -------------  -------------  -------------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................        39,080         35,704         20,249
 Equity securities..........................................           175            308             98
 Mortgage loans.............................................         1,518          1,059          2,428
 Real estate and real estate joint ventures.................           446            512             28
 Other limited partnership interests........................           417            425            255
Purchases of:
 Fixed maturity securities..................................       (34,906)       (39,298)       (24,520)
 Equity securities..........................................           (58)          (273)           (41)
 Mortgage loans.............................................        (2,803)        (2,515)          (343)
 Real estate and real estate joint ventures.................           (75)          (109)          (209)
 Other limited partnership interests........................          (203)          (233)          (345)
Cash received in connection with freestanding derivatives...           707            223            788
Cash paid in connection with freestanding derivatives.......        (2,764)          (868)        (1,991)
Cash received under repurchase agreements...................            --            199             --
Cash paid under repurchase agreements.......................            --           (199)            --
Cash received under reverse repurchase agreements...........            --            199             --
Cash paid under reverse repurchase agreements...............            --           (199)            --
Sale of business, net of cash and cash equivalents disposed
 of $0, $0 and $251, respectively...........................            --             --            451
Sales of loans to affiliates................................            --             --            520
Net change in policy loans..................................           109            (72)            52
Net change in short-term investments........................           882           (495)         3,581
Net change in other invested assets.........................             7            (55)          (305)
                                                             -------------  -------------  -------------
Net cash provided by (used in) investing activities.........  $      2,532   $     (5,687)  $        696
                                                             -------------  -------------  -------------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                    2016           2015            2014
                                                             -------------  --------------  --------------
Cash flows from financing activities
Policyholder account balances:
 Deposits...................................................  $      9,672   $      19,970   $      18,581
 Withdrawals................................................       (12,001)        (20,797)        (21,564)
Net change in payables for collateral under securities
 loaned and other transactions..............................        (3,257)          3,118             703
Long-term debt issued.......................................            --             175              --
Long-term debt repaid.......................................           (26)           (235)         (1,379)
Financing element on certain derivative instruments, net....        (1,011)            (81)           (414)
Redemption of common stock..................................            --              --            (906)
Common stock redemption premium.............................            --              --            (484)
Dividends paid to MetLife, Inc..............................          (261)           (500)           (155)
Capital contributions.......................................         1,568              11             231
                                                             -------------  --------------  --------------
Net cash provided by (used in) financing activities.........        (5,316)          1,661          (5,387)
                                                             -------------  --------------  --------------
Effect of change in foreign currency exchange rates on cash
 and cash equivalents balances..............................            --              (2)            (45)
                                                             -------------  --------------  --------------
Change in cash and cash equivalents.........................           505             177            (194)
Cash and cash equivalents, beginning of year................         1,383           1,206           1,400
                                                             -------------  --------------  --------------
Cash and cash equivalents, end of year......................  $      1,888   $       1,383   $       1,206
                                                             =============  ==============  ==============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest...................................................  $         70   $          77   $         116
                                                             =============  ==============  ==============
 Income tax.................................................  $        431   $        (263)  $        (221)
                                                             =============  ==============  ==============
Non-cash transactions:
 Capital contributions......................................  $         10   $           5   $          13
                                                             =============  ==============  ==============
 Transfer of fixed maturity securities from affiliates......  $      3,565   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of mortgage loans from affiliates.................  $        395   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of short-term investments from affiliates.........  $         94   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of fixed maturity securities to affiliates........  $        346   $          --   $         804
                                                             =============  ==============  ==============
 Reduction of other invested assets in connection with
  reinsurance transactions..................................  $        676   $          --   $          --
                                                             =============  ==============  ==============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "Brighthouse Insurance" and the "Company" refer to Brighthouse Life Insurance Company (formerly, MetLife Insurance Company USA, "MetLife USA"), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife"). The Company offers a range of individual annuities and individual life insurance products.

   In anticipation of MetLife's plan to separate a substantial portion of its former Retail segment, as well as certain portions of its former Corporate Benefit Funding segment and Corporate & Other (the "Separation"), in the third quarter of 2016, the Company reorganized its businesses into three segments:
Annuities, Life and Run-off. See Note 2 for further information on the reorganization of the Company's segments in the third quarter of 2016, which was applied retrospectively.

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the Separation. Additionally, on July 21, 2016, MetLife, Inc. announced that following the planned Separation, the separated business will be rebranded as Brighthouse Financial. On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"). The information statement filed as an exhibit to the Form 10 disclosed that MetLife intends to include Brighthouse Insurance and certain affiliates in the proposed separated business and distribute at least 80.1% of the shares of Brighthouse's common stock on a pro rata basis to the holders of MetLife, Inc. common stock. Effective March 6, 2017, and in connection with the planned Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company.

   The ultimate form and timing of the planned Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. The planned Separation remains subject to certain conditions, including among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service ("IRS") and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, insurance and other regulatory approvals, and an SEC declaration of the effectiveness of the Form 10.

   In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Consolidation

    The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Discontinued Operations

    The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported on the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

 Separate Accounts

    Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .   such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .   investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

    The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

 Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, policy renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and locked in and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are locked in upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation. To assess whether or not a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced, and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are therefore subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      The Company regularly reviews its assumptions supporting its estimates of actuarial liabilities for future policy benefits. For universal life and annuity product guarantees, assumptions are updated periodically, whereas for traditional life products, such as term life and non-participating whole life insurance, assumptions are established and locked in at inception but reviewed periodically to determine whether a premium deficiency exists that would trigger an unlocking of assumptions. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

      Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

      See "-- "Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Other Policy-Related Balances

      Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

      The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

      The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part of the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The liability for policy and contract claims generally relates to incurred but not reported death, disability and long-term care claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

      The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which policyholder benefits and expenses are incurred. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

 .   incremental direct costs of contract acquisition, such as commissions;

 . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;

 . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and

 . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    DAC and VOBA are amortized as follows:

------------------------------------------------------------------------------------------------------------------------------
Products:                                               In proportion to the following over estimated lives of the contracts:
------------------------------------------------------------------------------------------------------------------------------
Nonparticipating and non-dividend-paying traditional
    contracts (primarily term insurance)                  Actual and expected future gross premiums.
------------------------------------------------------------------------------------------------------------------------------
Participating, dividend-paying traditional contracts      Actual and expected future gross margins.
------------------------------------------------------------------------------------------------------------------------------
Fixed and variable universal life contracts               Actual and expected future gross profits.
Fixed and variable deferred annuity contracts
------------------------------------------------------------------------------------------------------------------------------

    See Note 6 for additional information on DAC and VOBA amortization.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

    Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to guaranteed minimum income benefits ("GMIBs"), a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), guaranteed minimum accumulation benefits ("GMABs") and GMIBs are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Variable Annuity Guarantees

    The Company issues directly and assumes from an affiliate through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. In some cases, the benefit base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

    Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally speaking, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either
 (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the GMWBs and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

    These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, we update the actual amount of business remaining in-force, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See Note 5 for additional details of guarantees accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, GMABs, and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the Guaranteed Principal Option.

    The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. In valuing the embedded derivative, the percentage of fees included in the fair value measurement is locked-in at inception.

    The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect our nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value, see Note 10 Fair Value.

 Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities ("ABS") considers the estimated timing and amount of prepayments of the underlying loans. See Note 8 "Investments -- Fixed Maturity and Equity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities". The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates. Dividends on equity securities are recognized when declared.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8
   "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

   Mortgage Loans

      The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

      Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate

      Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

      Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of the following:

   . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

   . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

   . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

   . Investments in an operating joint venture that engages in insurance underwriting activities which are accounted for under the equity method.

   . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

-------------------------------------------------------------------------------------------------------------
Statement of Operations Presentation:  Derivative:
-------------------------------------------------------------------------------------------------------------
Policyholder benefits and claims       .   Economic hedges of variable annuity guarantees included in future policy benefits
-------------------------------------------------------------------------------------------------------------
Net investment income                  .   Economic hedges of equity method investments in joint ventures
-------------------------------------------------------------------------------------------------------------

   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

      The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

      In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

          See "Variable Annuity Guarantees" for additional information on the accounting policy for embedded derivatives bifurcated from variable annuity host contracts.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

   Fair Value

      Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

      Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

   Income Tax

      Brighthouse Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Brighthouse Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Brighthouse Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Brighthouse Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The Company's accounting for income taxes represents management's best estimate of various events and transactions.

      Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

      The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

      The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

      The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

      The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

   Litigation Contingencies

      The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

   Other Accounting Policies

     Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Property, Equipment, Leasehold Improvements and Computer Software

      Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2016 and 2015.

      Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $236 million and $254 million at December 31, 2016 and 2015, respectively. Accumulated amortization of capitalized software was $136 million and $107 million at December 31, 2016 and 2015, respectively. Related amortization expense was $37 million, less than $1 million and $2 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   Other Revenues

      Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC") provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included on the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expense associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

   Defined Contribution Plans

      Through December 31, 2016, MLIC provides and the Company contributes to a defined contribution plan sponsored by MLIC for substantially all employees under which a portion of employee contributions are matched. The Company's participation in this plan ceased on December 31, 2016.

   Foreign Currency

      Assets, liabilities and operations of a foreign affiliate (owned in 2014) are recorded based on functional currency. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of this foreign affiliate are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

   Goodwill

      Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

      On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists.

Adoption of New Accounting Pronouncements

   Effective January 1, 2016, the Company adopted guidance relating to short-duration contracts. Upon adopting the new guidance, the Company updated the disclosure for the rollforward of the liability of the unpaid policy and contract claims to include incurred and paid long-duration life claims that are settled within one year. The Company's liability for unpaid policy and contract claims includes incurred but not reported claims, as well as claims which have been reported but not yet settled. The net incurred and paid claims within the Company's tabular rollforward are principally comprised of death benefits on long-duration life contracts. The adoption did not have an impact on the consolidated financial statements and given the Company's minimal extent of short-duration insurance contracts did not require any other expanded disclosures.

   Effective January 1, 2016, the Company retrospectively adopted new guidance relating to the consolidation of certain entities. The objective of the new standard is to improve targeted areas of the consolidation guidance and to reduce the number of consolidation models. The new consolidation standard provides guidance on how a reporting entity (i) evaluates whether the entity should consolidate limited partnerships and similar entities, (ii) assesses whether the fees paid to a decisionmaker or service provider are variable interests in a VIE, and (iii) assesses the variable interests in a VIE held by related parties of the reporting entity. The new guidance also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The adoption of the new guidance did not impact which entities are consolidated by the Company. The consolidated VIE assets and liabilities and unconsolidated VIE carrying amounts and maximum exposure to loss as of December 31, 2016, disclosed in Note 8, reflect the application of the new guidance.

   Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

   Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary, MetLife Assurance
Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Future Adoption of New Accounting Pronouncements

   In February 2017, the Financial Accounting Standards Board ("FASB") issued new guidance on derecognition of nonfinancial assets (Accounting Standards Update ("ASU") 2017- 05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those years. Early adoption is permitted for interim or annual reporting periods beginning after December 15, 2016. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance clarifies the scope and accounting of a financial asset that meets the definition of an "in-substance nonfinancial asset" and defines the term, "in-substance nonfinancial asset." The ASU also adds guidance for partial sales of nonfinancial assets. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In January 2017, the FASB issued new guidance on business combinations
(ASU 2017- 01, Business Combinations (Topic 805): Clarifying the Definition of a Business). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a prospective basis. Early adoption is permitted as specified in the guidance. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): a consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In October 2016, the FASB issued new guidance on consolidation evaluation for entities under common control (ASU 2016-17, Consolidation (Topic 810):
Interests Held through Related Parties That Are under Common Control). The new guidance is effective for fiscal years beginning after December 15, 2016 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a VIE by changing how a reporting entity that is a single decisionmaker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. Early adoption is permitted in the first interim or annual reporting period. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Also, the guidance eliminates the exception for an intra-entity transfer of an asset other than inventory. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted in any interim or annual period. This ASU addresses diversity in how certain cash receipts and cash payments are presented and classified on the statement of cash flows. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments--Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

   In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and
(iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The Company has assessed the population of financial instruments that are subject to the new guidance and has determined that the most significant impact will be the requirement to report changes in fair value in net income each reporting period for all equity securities currently classified as AFS and to a lesser extent, other limited partnership interests and real estate joint ventures that are currently accounted for under the cost method. The population of these investments accounted for under the cost method is not material. The Company is continuing to evaluate the overall impact of this guidance on its consolidated financial statements.

   In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2017 and interim periods within those years. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance and investment contracts within the scope of Financial Services insurance (Topic 944), leases, financial instruments and guarantees. For those contracts that are impacted, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. Given the scope of the new revenue recognition guidance, the Company does not expect the adoption to have a material impact on its consolidated revenues or statements of operations, with the Company's implementation efforts primarily focused on other revenues on the consolidated statements of operations.

Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments will impact the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. The application of the amended rulebook is expected to reduce the gross derivative assets and liabilities, as well as the related collateral, recorded on the consolidated balance sheet for trades cleared through the CME. The Company is currently evaluating the impact of these amendments on its consolidated financial statements. This change is not expected to impact the tax treatment of such derivatives, although the IRS is being asked to issue definitive guidance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information

   In anticipation of the planned Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities, Life and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other. Also, in the fourth quarter of 2016, the Company moved the universal life policies with secondary guarantees ("ULSG") business from the Life segment to the Run-off segment. These and certain other presentation changes were applied retrospectively and did not have an impact on total consolidated net income (loss) or operating earnings in the prior periods.

Annuities

   The Annuities segment offers a variety of variable, fixed, index-linked and income annuities designed to address contractholders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

Life

   The Life segment offers insurance products and services, including term, whole, universal and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

Run-off

   The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, certain company-owned life insurance policies, bank-owned life insurance policies, funding agreements and ULSG.

Corporate & Other

   Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Additionally, Corporate & Other includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsured living and death benefit guarantees issued in connection with variable annuity products. Also, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts and a portion of MetLife's U.S. insurance business sold direct to consumers.

Financial Measures and Segment Accounting Policies

   Operating earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is also the Company's GAAP measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Operating earnings allows analysis of the Company's performance and facilitates comparisons to industry results.

   Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


   The following are excluded from total revenues in calculating operating revenues:

  .   Net investment gains (losses);

  . Net derivative gains (losses) except: (i) earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment and (ii) earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees");

  . Certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

  . Results of discontinued operations and other businesses that have been or will be sold or exited by the Company ("Divested Businesses").

   The following are excluded from total expenses in calculating operating expenses:

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, benefits and hedging costs related to GMIBs ("GMIB Costs") and market value adjustments associated with surrenders or terminations of contracts;

  . Amounts related to: (i) net investment gains (losses) and net derivative gains (losses) and (ii) GMIB Fees and GMIB Costs included in amortization of deferred policy acquisition costs and value of business acquired;

  . Recognition of certain contingent assets and liabilities that could not be recognized at acquisition or adjusted for during the measurement period under GAAP business combination accounting guidance;

  .   Results of discontinued operations and Divested Businesses;

  . Amounts related to securitization entities that are VIEs consolidated under GAAP;

  .   Goodwill impairment; and

  . Costs related to: (i) implementation of new insurance regulatory requirements and (ii) acquisition and integration costs.

   The tax impact of the adjustments mentioned above are calculated net of the U.S. or foreign statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2016, 2015 and 2014 and at December 31, 2016 and 2015. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a MetLife developed risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards. As such, the internal capital allocation methodology in the future may differ from MetLife's historical model.

   The Company allocates equity to the segments based on the internal capital model, coupled with considerations of local capital requirements, and aligns with emerging standards and consistent risk principles.

   Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income or net income (loss).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


   Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                                Operating Results
                                            --------------------------------------------------------
                                                                                  Corporate
Year Ended December 31, 2016                 Annuities     Life       Run-off      & Other        Total
------------------------------------------- ----------- ---------    ---------    ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,399  $   (138)    $    (63)    $    (64)    $    1,134
Provision for income tax expense (benefit).         411       (50)         (25)         (40)           296
                                            ----------- ---------    ---------    ---------    -----------
  Operating earnings.......................  $      988  $    (88)    $    (38)    $    (24)           838
                                            =========== =========    =========    =========
Adjustments for:...........................
Net investment gains (losses)..............                                                            (32)
Net derivative gains (losses)..............                                                         (5,878)
Other adjustments to net income............                                                             68
Provision for income tax (expense) benefit.                                                          2,067
                                                                                               -----------
Net income (loss)..........................                                                     $   (2,937)
                                                                                               ===========
Inter-segment revenues.....................  $      722  $   (867)    $   (127)    $    (40)
Interest revenue...........................  $    1,412  $    295     $  1,235     $     62
Interest expense...........................  $       --  $     --     $     --     $     67

                                                             Corporate
At December 31, 2016          Annuities    Life     Run-off   & Other    Total
----------------------------- ---------- --------- --------- --------- ----------
                                                 (In millions)
Total assets.................  $ 141,111  $ 12,674  $ 39,261  $ 6,227   $ 199,273
Separate account assets......  $  95,450  $  1,671  $  3,467  $    --   $ 100,588
Separate account liabilities.  $  95,450  $  1,671  $  3,467  $    --   $ 100,588

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                Operating Results
                                            --------------------------------------------------------
                                                                                  Corporate
Year Ended December 31, 2015                 Annuities     Life       Run-off      & Other        Total
------------------------------------------- ----------- ---------    ---------    ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,318  $    (54)    $    590     $   (207)    $    1,647
Provision for income tax expense (benefit).         329       (21)         204          (89)           423
                                            ----------- ---------    ---------    ---------    -----------
  Operating earnings.......................  $      989  $    (33)    $    386     $   (118)         1,224
                                            =========== =========    =========    =========
Adjustments for:
Net investment gains (losses)..............                                                             36
Net derivative gains (losses)..............                                                           (424)
Other adjustments to net income............                                                           (205)
Provision for income tax (expense) benefit.                                                            208
                                                                                               -----------
Net income (loss)..........................                                                     $      839
                                                                                               ===========
Inter-segment revenues.....................  $      590  $   (740)    $    (72)    $    137
Interest revenue...........................  $    1,245  $    296     $  1,360     $    (60)
Interest expense...........................  $       --  $     --     $     --     $     68

                                                                Corporate &
At December 31, 2015           Annuities     Life     Run-off      Other       Total
----------------------------- ----------- ---------- ---------- ----------- -----------
                                                    (In millions)
Total assets.................  $  136,230  $  12,805  $  43,142  $  10,185   $  202,362
Separate account assets......  $   96,922  $   1,580  $   3,233  $      --   $  101,735
Separate account liabilities.  $   96,922  $   1,580  $   3,233  $      --   $  101,735

                                                                Operating Results
                                            --------------------------------------------------------
                                                                                Corporate
Year Ended December 31, 2014                 Annuities     Life       Run-off    & Other        Total
------------------------------------------- ----------- ---------    ---------  ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,221  $   (152)    $    664   $   (109)    $    1,624
Provision for income tax expense (benefit).         295       (56)         227        (46)           420
                                            ----------- ---------    ---------  ---------    -----------
  Operating earnings.......................  $      926  $    (96)    $    437   $    (63)         1,204
                                            =========== =========    =========  =========
Adjustments for:
Net investment gains (losses)..............                                                         (469)
Net derivative gains (losses)..............                                                         (181)
Other adjustments to net income............                                                         (684)
Provision for income tax (expense) benefit.                                                          425
                                                                                             -----------
Net income (loss)..........................                                                   $      295
                                                                                             ===========
Inter-segment revenues.....................  $      729  $   (703)    $   (275)  $     66
Interest revenue...........................  $    1,177  $    295     $  1,384   $   (109)
Interest expense...........................  $       --  $      5     $     --   $     68

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


      Reconciliation of Company operating revenues to total revenues:

                                           Years Ended December 31,
                                 -------------------------------------------
                                        2016           2015           2014
                                 -------------  -------------  -------------
                                                (In millions)
  Annuities.....................  $      4,295   $      4,528   $      4,677
  Life..........................           725            738            568
  Run-off.......................         1,919          1,998          1,935
                                 -------------  -------------  -------------
    Total segment...............         6,939          7,264          7,180
                                 -------------  -------------  -------------
  Corporate & Other.............           176            188            134
  Net investment gains (losses).           (32)            36           (469)
  Net derivative gains (losses).        (5,878)          (424)          (181)
  Other adjustments.............           (25)            40            239
                                 -------------  -------------  -------------
    Total.......................  $      1,180   $      7,104   $      6,903
                                 =============  =============  =============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                        Years Ended December 31,
                                -----------------------------------------
                                       2016          2015          2014
                                ------------- ------------- -------------
                                              (In millions)
       Annuity products........  $      3,300  $      3,568  $      3,926
       Life insurance products.         1,055         1,176           953
       Other products..........            23           133             5
                                ------------- ------------- -------------
         Total.................  $      4,378  $      4,877  $      4,884
                                ============= ============= =============

   Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2016, 2015 and 2014.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


3. Mergers

   In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, captive reinsurance subsidiary of MetLife, Inc. and affiliate of MetLife Insurance Company of Connecticut that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

   Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Notes 8, 9 and 13 for information regarding additional transactions in connection with the Mergers.

   The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

4. Disposition

   In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Run-off segment.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


5. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                   -----------------------------
                                        2016           2015
                                   -------------- --------------
                                           (In millions)
                Annuities           $      31,516  $      27,370
                Life                        6,687          7,105
                Run-off                    25,027         27,463
                Corporate & Other           7,425          7,166
                                   -------------- --------------
                  Total             $      70,655  $      69,104
                                   ============== ==============

   See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

   Future policy benefits are measured as follows:

Product Type:                      Measurement Assumptions:
-----------------------------------------------------------------------------------------------------------------------------
Participating life                 Aggregate of (i) net level premium reserves for death and endowment policy benefits
                                   (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and
                                   (ii) the liability for terminal dividends.
-----------------------------------------------------------------------------------------------------------------------------
Nonparticipating life              Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%.
-----------------------------------------------------------------------------------------------------------------------------
Individual and group               Present value of expected future payments. Interest rate assumptions used in establishing traditional fixed annuities after  such liabilities range from 3% to 8%.
annuitization
-----------------------------------------------------------------------------------------------------------------------------
Non-medical health                 The net level premium method and assumptions as to future morbidity, withdrawals and
insurance                          interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.
-----------------------------------------------------------------------------------------------------------------------------
Disabled lives                     Present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Participating business represented 4% and 3% of the Company's life insurance in-force at December 31, 2016 and 2015, respectively. Participating policies represented 45%, 43% and 39% of gross traditional life insurance premiums for the years ended December 31, 2016, 2015 and 2014, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                            Measurement Assumptions:
----------------------------------------------------------------------------------------------------------------------
GMDBs       A return of purchase payment upon death       Present value of expected death benefits in excess of the
             even if the account value is reduced          projected account balance recognizing the excess ratably
             to zero.                                      over the accumulation period based on the present value
                                                           of total expected assessments.
            An enhanced death benefit may be              Assumptions are consistent with those used for amortizing
             available for an additional fee.              DAC, and are thus subject to the same variability and
                                                           risk.
                                                          Investment performance and volatility assumptions are
                                                           consistent with the historical experience of the
                                                           appropriate underlying equity index, such as the S&P
                                                           500 Index.

                                                          Benefit assumptions are based on the average benefits
                                                           payable over a range of scenarios.
----------------------------------------------------------------------------------------------------------------------
GMIBs       After a specified period of time              Present value of expected income benefits in excess of the
             determined at the time of issuance of         projected account balance at any future date of
             the variable annuity contract, a              annuitization and recognizing the excess ratably over the
             minimum accumulation of purchase              accumulation period based on present value of total
             payments, even if the account value is        expected assessments.
             reduced to zero, that can be
             annuitized to receive a monthly income
             stream that is not less than a
             specified amount.
            Certain contracts also provide for a          Assumptions are consistent with those used for estimating
             guaranteed lump sum return of purchase        GMDB liabilities.
             premium in lieu of the annuitization
             benefit.
                                                          Calculation incorporates an assumption for the percentage
                                                           of the potential annuitizations that may be elected by the contractholder.
----------------------------------------------------------------------------------------------------------------------
GMWBs       A return of purchase payment via              Expected value of the life contingent payments and
             partial withdrawals, even if the              expected assessments using assumptions consistent with
             account value is reduced to zero,             those used for estimating the GMDB liabilities.
             provided that cumulative withdrawals
             in a contract year do not exceed a
             certain limit.
            Certain contracts include guaranteed
             withdrawals that are life contingent.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    Universal and Variable
                                  Annuity Contracts     Life Contracts
                                  ----------------  ----------------------
                                                          Secondary
                                   GMDBs    GMIBs         Guarantees        Total
                                  ------   ------   ---------------------- ------
                                                  (In millions)
Direct
Balance at January 1, 2014....... $  404   $1,155                   $1,784 $3,343
Incurred guaranteed benefits (1).    231      285                      590  1,106
Paid guaranteed benefits.........    (24)      --                       --    (24)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    611    1,440                    2,374  4,425
Incurred guaranteed benefits.....    248      317                      413    978
Paid guaranteed benefits.........    (36)      --                       --    (36)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    823    1,757                    2,787  5,367
Incurred guaranteed benefits.....    331      300                      752  1,383
Paid guaranteed benefits.........    (58)      --                       --    (58)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $1,096   $2,057                   $3,539 $6,692
                                  ======   ======   ====================== ======
Net Ceded/(Assumed)
Balance at January 1, 2014....... $ (205)  $ (155)                  $1,312 $  952
Incurred guaranteed benefits (1).    175       98                      477    750
Paid guaranteed benefits.........      1       --                       --      1
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    (29)     (57)                   1,789  1,703
Incurred guaranteed benefits.....     19       (9)                     362    372
Paid guaranteed benefits.........    (33)      --                       --    (33)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    (43)     (66)                   2,151  2,042
Incurred guaranteed benefits.....     41       (3)                     594    632
Paid guaranteed benefits.........    (54)      (1)                      --    (55)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $  (56)  $  (70)                  $2,745 $2,619
                                  ======   ======   ====================== ======
Net
Balance at January 1, 2014....... $  609   $1,310                   $  472 $2,391
Incurred guaranteed benefits (1).     56      187                      113    356
Paid guaranteed benefits.........    (25)      --                       --    (25)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    640    1,497                      585  2,722
Incurred guaranteed benefits.....    229      326                       51    606
Paid guaranteed benefits.........     (3)      --                       --     (3)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    866    1,823                      636  3,325
Incurred guaranteed benefits.....    290      303                      158    751
Paid guaranteed benefits.........     (4)       1                       --     (3)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $1,152   $2,127                   $  794 $4,073
                                  ======   ======   ====================== ======

---------

(1) See Note 7.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


    Information regarding the Company's guarantee exposure was as follows at:

                                                                  December 31,
                                         -----------------------------------------------------------
                                                      2016                            2015
                                         ---------------------------     ---------------------------
                                             In the           At             In the           At
                                         Event of Death  Annuitization   Event of Death  Annuitization
                                         --------------  -------------   --------------  -------------
                                                              (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).................   $ 101,827       $  57,370       $ 103,830       $  58,615
Separate account value..................   $  97,237       $  56,048       $  98,897       $  57,284
Net amount at risk......................   $   6,726 (4)   $   2,906 (5)   $   8,168 (4)   $   2,088 (5)
Average attained age of contractholders.    67 years        67 years        66 years        66 years

                                                     December 31,
                                                  ---------------------
                                                    2016       2015
                                                  ---------  ---------
                                                  Secondary Guarantees
                                                  ---------------------
                                                  (Dollars in millions)
           Universal and Variable Life Contracts
           Total account value (3)............... $   7,176  $   6,919
           Net amount at risk (6)................ $  90,973  $  90,940
           Average attained age of policyholders.  60 years   59 years

---------
(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the NARs presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 7 for a discussion of GMxBs which have been reinsured.

(3) Includes the contractholder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                         ---------------
                                          2016    2015
                                         ------- -------
                                          (In millions)
                        Fund Groupings:
                          Balanced...... $49,224 $49,870
                          Equity........  39,749  41,269
                          Bond..........   5,726   4,802
                          Money Market..     654     768
                                         ------- -------
                            Total....... $95,353 $96,709
                                         ======= =======

Obligations Under Funding Agreements

   The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2016, 2015 and 2014, the Company issued $1.4 billion, $13.0 billion and $12.2 billion, respectively, and repaid $3.4 billion, $14.4 billion and $13.9 billion, respectively, of such funding agreements. As of December 31, 2016 and 2015, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $127 million and $2.2 billion, respectively.

   The Company is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh and holds common stock in certain regional banks in the FHLB system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows as of:

                                             December 31,
                                             ------------
                                             2016    2015
                                             ----    ----
                                             (In millions)
                         FHLB of Pittsburgh.  $44     $85
                         FHLB of Boston.....  $27     $36
                         FHLB of Des Moines.  $ 4     $ 4

   The Company has also entered into funding agreements with FHLBanks. The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows as of:

                             Liability              Collateral
                            ----------- -----------------------------------
                                             December 31,
                            -----------------------------------------------
                            2016  2015          2016               2015
                            ---- ------ ----------------- -
                                             (In millions)
    FHLB of Pittsburgh (1). $500 $1,570 $      3,765 (2)   $     1,789  (2)
    FHLB of Boston (1)..... $ 50 $  250 $        144 (2)   $       311  (2)
    FHLB of Des Moines (1). $ 95 $   95 $        266 (2)   $       147  (2)

---------

(1) Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


(2) Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Liabilities for Unpaid Claims and Claim Expenses

    Information regarding the liabilities for unpaid claims and claim expense was as follows:

                                                  Years Ended December 31,
                                                 -------------------------
                                                   2016     2015     2014
                                                 -------  -------  -------
                                                       (In millions)
     Balance at December 31 of prior period.....  $1,693   $1,483   $1,325
       Less: Reinsurance recoverables...........   1,545    1,400    1,235
                                                 -------  -------  -------
     Net balance at December 31 of prior period.     148       83       90
     Cumulative adjustment (1)..................      67       --       --
                                                 -------  -------  -------
     Net balance at January 1,..................     215       83       90
     Incurred related to:
       Current year.............................     638      105        3
       Prior years (2)..........................     (22)      --        2
                                                 -------  -------  -------
         Total incurred.........................     616      105        5
                                                 -------  -------  -------
     Paid related to:
       Current year.............................    (613)     (30)      --
       Prior years..............................     (60)     (10)     (12)
                                                 -------  -------  -------
         Total paid.............................    (673)     (40)     (12)
                                                 -------  -------  -------
     Net balance at December 31,................     158      148       83
       Add: Reinsurance recoverables............   1,808    1,545    1,400
                                                 -------  -------  -------
     Balance at December 31,....................  $1,966   $1,693   $1,483
                                                 =======  =======  =======

---------

(1) Reflects the accumulated adjustment, net of reinsurance, upon implementation of the new guidance related to short-duration contracts. Prior periods have not been restated. See Note 1.

(2) During 2016, 2015 and 2014, claims and claims adjustment expenses associated with prior years changed due to differences between the actual benefits paid and the expected benefits owed during those periods.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Separate Accounts

   Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $100.6 billion and $101.5 billion at December 31, 2016 and 2015, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $33 million and $189 million at December 31, 2016 and 2015, respectively. The latter category consisted of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.63% and 2.56% at December 31, 2016 and 2015, respectively.

   For each of the years ended December 31, 2016, 2015 and 2014, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

   The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to significantly impact the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                                   Years Ended December 31,
                                                                   -----------------------
                                                                     2016    2015    2014
                                                                   -------  ------  ------
                                                                        (In millions)
DAC
Balance at January 1,............................................. $ 4,131  $4,162  $4,795
Capitalizations...................................................     282     325     279
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses).   1,348     188    (152)
  Other expenses..................................................  (1,107)   (639)   (699)
                                                                   -------  ------  ------
    Total amortization............................................     241    (451)   (851)
                                                                   -------  ------  ------
Unrealized investment gains (losses)..............................     (20)     95     (61)
                                                                   -------  ------  ------
Balance at December 31,...........................................   4,634   4,131   4,162
                                                                   -------  ------  ------
VOBA
Balance at January 1,.............................................     678     728     896
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses).       2     (19)     (1)
  Other expenses..................................................     (71)   (125)   (138)
                                                                   -------  ------  ------
    Total amortization............................................     (69)   (144)   (139)
                                                                   -------  ------  ------
Unrealized investment gains (losses)..............................      31      94     (29)
                                                                   -------  ------  ------
Balance at December 31,...........................................     640     678     728
                                                                   -------  ------  ------
Total DAC and VOBA
Balance at December 31,........................................... $ 5,274  $4,809  $4,890
                                                                   =======  ======  ======

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                           -------------
                                            2016   2015
                                           ------ ------
                                           (In millions)
                        Annuities......... $4,521 $3,510
                        Life..............    504    680
                        Run-off...........    112    510
                        Corporate & Other.    137    109
                                           ------ ------
                          Total........... $5,274 $4,809
                                           ====== ======

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                  Years Ended December 31,
                                                  -----------------------
                                                  2016     2015    2014
                                                  ----     ----    ----
                                                    (In millions)
            DSI
            Balance at January 1,................ $478     $522    $619
            Capitalization.......................    2        3       4
            Amortization.........................  (88)     (64)    (73)
            Unrealized investment gains (losses).   (1)      17     (28)
                                                  ----     ----    ----
            Balance at December 31,.............. $391     $478    $522
                                                  ====     ====    ====
            VODA and VOCRA
            Balance at January 1,................ $125     $142    $159
            Amortization.........................  (15)     (17)    (17)
                                                  ----     ----    ----
            Balance at December 31,.............. $110     $125    $142
                                                  ====     ====    ====
            Accumulated amortization............. $130     $115    $ 98
                                                  ====     ====    ====

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                 VOBA      VODA and VOCRA
                            -------------- --------------
                                    (In millions)
                      2017. $          108 $          14
                      2018. $           92 $          13
                      2019. $           78 $          12
                      2020. $           58 $          11
                      2021. $           50 $           9

7. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company reinsures 100% of certain variable annuity risks to an affiliate. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures portions of the risk associated with certain whole life policies to an affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by an affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2016 and 2015, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $2.6 billion and $2.4 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   At December 31, 2016, the Company had $9.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.8 billion, or 86%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2015, the Company had $8.5 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.4 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                                 Years Ended December 31,
                                                                                -------------------------
                                                                                  2016     2015     2014
                                                                                -------  -------  -------
                                                                                      (In millions)
Premiums
Direct premiums................................................................ $ 2,117  $ 2,281  $ 2,226
Reinsurance assumed............................................................      79      297       94
Reinsurance ceded..............................................................  (1,275)  (1,145)  (1,168)
                                                                                -------  -------  -------
  Net premiums................................................................. $   921  $ 1,433  $ 1,152
                                                                                =======  =======  =======
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.................. $ 3,476  $ 3,607  $ 3,610
Reinsurance assumed............................................................     129      142      398
Reinsurance ceded..............................................................    (909)    (809)    (815)
                                                                                -------  -------  -------
  Net universal life and investment-type product policy fees................... $ 2,696  $ 2,940  $ 3,193
                                                                                =======  =======  =======
Other revenues
Direct other revenues.......................................................... $   259  $   258  $   259
Reinsurance assumed............................................................      87       --       28
Reinsurance ceded..............................................................     415      246      252
                                                                                -------  -------  -------
  Net other revenues........................................................... $   761  $   504  $   539
                                                                                =======  =======  =======
Policyholder benefits and claims
Direct policyholder benefits and claims........................................ $ 5,909  $ 4,807  $ 4,797
Reinsurance assumed............................................................     128      305      263
Reinsurance ceded..............................................................  (3,053)  (2,416)  (2,296)
                                                                                -------  -------  -------
  Net policyholder benefits and claims......................................... $ 2,984  $ 2,696  $ 2,764
                                                                                =======  =======  =======
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances...................... $ 1,027  $ 1,104  $ 1,125
Reinsurance assumed............................................................      75       78       76
Reinsurance ceded..............................................................    (145)    (145)    (139)
                                                                                -------  -------  -------
  Net interest credited to policyholder account balances....................... $   957  $ 1,037  $ 1,062
                                                                                =======  =======  =======
Amortization of deferred policy acquisition costs and value of business acquired
Direct amortization of deferred policy acquisition costs and value of business
 acquired...................................................................... $  (114) $   630  $   958
Reinsurance assumed............................................................     148        8      100
Reinsurance ceded..............................................................    (206)     (43)     (68)
                                                                                -------  -------  -------
  Net amortization of deferred policy acquisition costs and value of business
   acquired.................................................................... $  (172) $   595  $   990
                                                                                =======  =======  =======
Other expenses
Direct other expenses.......................................................... $ 1,482  $ 1,512  $ 1,566
Reinsurance assumed............................................................      35       47        6
Reinsurance ceded..............................................................     221      163      192
                                                                                -------  -------  -------
  Net other expenses........................................................... $ 1,738  $ 1,722  $ 1,764
                                                                                =======  =======  =======

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                       December 31,
                                                -------------------------------------------------------------------------------
                                                                    2016                                          2015
                                                --------------------------------------------- ---------------------------------
                                                                                     Total
                                                                                    Balance
                                                  Direct     Assumed     Ceded       Sheet      Direct     Assumed     Ceded
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
                                                                                       (In millions)
Assets
Premiums, reinsurance and other
 receivables...................................   $   1,143   $     23  $ 18,935    $  20,101   $     630   $    162  $ 21,459
Deferred policy acquisition costs and value of
 business acquired.............................       6,020         71      (817)       5,274       5,467        219      (877)
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
  Total assets.................................   $   7,163   $     94  $ 18,118    $  25,375   $   6,097   $    381  $ 20,582
                                                =========== ========== =========  =========== =========== ========== =========
Liabilities
Future policy benefits.........................   $  31,567   $    234  $   (117)   $  31,684   $  28,670   $  1,294  $    (70)
Policyholder account balances..................      34,635        952        --       35,587      34,764        897        --
Other policy-related balances..................       1,027      1,677       680        3,384         990      1,804       755
Other liabilities..............................       4,466         12     5,669       10,147       2,566         86     5,030
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
  Total liabilities............................   $  71,695   $  2,875  $  6,232    $  80,802   $  66,990   $  4,081  $  5,715
                                                =========== ========== =========  =========== =========== ========== =========

                                                ------------

                                                ------------
                                                   Total
                                                  Balance
                                                   Sheet
                                                -----------

Assets
Premiums, reinsurance and other
 receivables...................................   $  22,251
Deferred policy acquisition costs and value of
 business acquired.............................       4,809
                                                -----------
  Total assets.................................   $  27,060
                                                ===========
Liabilities
Future policy benefits.........................   $  29,894
Policyholder account balances..................      35,661
Other policy-related balances..................       3,549
Other liabilities..............................       7,682
                                                -----------
  Total liabilities............................   $  76,786
                                                ===========

   Effective December 1, 2016, the Company terminated two agreements with an unaffiliated reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in deferred policy acquisition costs and value of business acquired of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $2.0 billion and $6.0 billion at December 31, 2016 and 2015, respectively. The deposit liabilities on reinsurance was $1 million at both December 31, 2016 and 2015.

Related Party Reinsurance Transactions

   The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Brighthouse Life Insurance Company of NY ("Brighthouse NY"), General American Life Insurance Company ("GALIC"), MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont ("MRV"), New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD"), Delaware American Life Insurance Company ("DELAM") and American Life Insurance Company ("ALICO"), all of which are related parties.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                               Years Ended December 31,
                                                                               ---------------------
                                                                                 2016      2015   2014
                                                                               -------    -----  -----
                                                                                   (In millions)
Premiums
Reinsurance assumed........................................................... $    34    $ 227  $  55
Reinsurance ceded.............................................................    (928)    (783)  (830)
                                                                               -------    -----  -----
  Net premiums................................................................ $  (894)   $(556) $(775)
                                                                               =======    =====  =====
Universal life and investment-type product policy fees
Reinsurance assumed........................................................... $   129    $ 142  $ 291
Reinsurance ceded.............................................................    (359)    (299)  (361)
                                                                               -------    -----  -----
  Net universal life and investment-type product policy fees.................. $  (230)   $(157) $ (70)
                                                                               =======    =====  =====
Other revenues
Reinsurance assumed........................................................... $    56    $  --  $  28
Reinsurance ceded.............................................................     414      246    252
                                                                               -------    -----  -----
  Net other revenues.......................................................... $   470    $ 246  $ 280
                                                                               =======    =====  =====
Policyholder benefits and claims
Reinsurance assumed........................................................... $    91    $ 255  $ 229
Reinsurance ceded.............................................................  (1,304)    (925)  (942)
                                                                               -------    -----  -----
  Net policyholder benefits and claims........................................ $(1,213)   $(670) $(713)
                                                                               =======    =====  =====
Interest credited to policyholder account balances
Reinsurance assumed........................................................... $    75    $  78  $  76
Reinsurance ceded.............................................................    (145)    (145)  (139)
                                                                               -------    -----  -----
  Net interest credited to policyholder account balances...................... $   (70)   $ (67) $ (63)
                                                                               =======    =====  =====
Amortization of deferred policy acquisition costs and value of business acquired
Reinsurance assumed........................................................... $    49    $  24  $  90
Reinsurance ceded.............................................................    (189)     (40)   (63)
                                                                               -------    -----  -----
  Net amortization of deferred policy acquisition costs and value of business. $  (140)   $ (16) $  27
                                                                               =======    =====  =====
Other expenses
Reinsurance assumed........................................................... $    19    $  41  $   2
Reinsurance ceded.............................................................     242      186    219
                                                                               -------    -----  -----
  Net other expenses.......................................................... $   261    $ 227  $ 221
                                                                               =======    =====  =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                            December 31,
                                                                  -------------------------------
                                                                       2016             2015
                                                                  --------------  ---------------
                                                                  Assumed  Ceded  Assumed  Ceded
                                                                  ------- ------  ------- -------
                                                                           (In millions)
Assets
Premiums, reinsurance and other receivables......................  $   23 $9,661   $  129 $12,746
Deferred policy acquisition costs and value of business acquired.      71   (803)     120    (861)
                                                                  ------- ------  ------- -------
  Total assets...................................................  $   94 $8,858   $  249 $11,885
                                                                  ======= ======  ======= =======
Liabilities
Future policy benefits...........................................  $  213 $ (117)  $  630 $   (70)
Policyholder account balances....................................     952     --      897      --
Other policy-related balances....................................   1,677    680    1,785     755
Other liabilities................................................      10  5,344       27   4,691
                                                                  ------- ------  ------- -------
  Total liabilities..............................................  $2,852 $5,907   $3,339 $ 5,376
                                                                  ======= ======  ======= =======

   The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were $952 million and $897 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($45) million, ($59) million and ($541) million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company ceded two blocks of business to two affiliates on a 90% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased the funds withheld balance by $285 million and $244 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with these embedded derivatives were ($41) million, $137 million and ($348) million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. This ceded reinsurance agreement contains embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession is included within premiums, reinsurance and other receivables and were $3 million and $4 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were less than ($1) million, less than $1 million, and $4 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   In December 2015, the Company entered into a reinsurance agreement to cede one block of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term life policies issued in 2015 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $83 million and $126 million at December 31, 2016 and 2015, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $34 million and $79 million at December 31, 2016 and 2015, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a loss for this agreement of $27 million and no income for the years ended December 31, 2016 and 2015, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   In December 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $136 million and $81 million at December 31, 2016 and 2015, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $83 million and $23 million at December 31, 2016 and 2015, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a gain for this agreement of $3 million, a loss of $17 million and a loss of less than $1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $6.3 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $1.8 billion and $5.8 billion at December 31, 2016 and 2015, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2016 and 2015.

8. Investments

   See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

   Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented on the consolidated financial statements.

   The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, ABS and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Fixed Maturity and Equity Securities AFS

   Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS (collectively, "Structured Securities").

                                                December 31, 2016                                  December 31, 2015
                                 ------------------------------------------------ ----------------------------------------
                                                 Gross Unrealized                                  Gross Unrealized
                                  Cost or   -------------------------   Estimated  Cost or   ----------------------------
                                  Amortized          Temporary  OTTI      Fair     Amortized            Temporary  OTTI
                                    Cost      Gains    Losses  Losses    Value       Cost       Gains     Losses   Losses
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
                                                                            (In millions)
Fixed maturity securities:
U.S. corporate..................    $17,583  $1,158       $235   $ --     $18,506    $16,160  $    979       $393     $--
U.S. government and agency......     10,517   1,221        188     --      11,550     12,562     1,297         53      --
RMBS............................      6,722     194        101     --       6,815      8,391       201         95      19
Foreign corporate...............      5,512     201        158     --       5,555      4,995       153        194      --
State and political subdivision.      2,633     305         24     --       2,914      2,398       321         13       1
CMBS (1)........................      2,837      26         26     (1)      2,838      2,303        20         23      (1)
ABS.............................      2,562      11         12     --       2,561      2,694        14         34      --
Foreign government..............        946     111         11     --       1,046        651       104         10      --
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
  Total fixed maturity
   securities...................    $49,312  $3,227       $755   $ (1)    $51,785    $50,154  $  3,089       $815     $19
                                 ========== ======= ========== ======  ========== ========== ========= ========== =======
Equity securities:
Non-redeemable preferred stock..    $   180  $    6       $  9   $ --     $   177    $   217  $     16       $  9     $--
Common stock....................        100      23         --     --         123        167        23          5      --
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
  Total equity securities.......    $   280  $   29       $  9   $ --     $   300    $   384  $     39       $ 14     $--
                                 ========== ======= ========== ======  ========== ========== ========= ========== =======

                                 -----------

                                  Estimated
                                    Fair
                                   Value
                                 ----------

Fixed maturity securities:
U.S. corporate..................    $16,746
U.S. government and agency......     13,806
RMBS............................      8,478
Foreign corporate...............      4,954
State and political subdivision.      2,705
CMBS (1)........................      2,301
ABS.............................      2,674
Foreign government..............        745
                                 ----------
  Total fixed maturity
   securities...................    $52,409
                                 ==========
Equity securities:
Non-redeemable preferred stock..    $   224
Common stock....................        185
                                 ----------
  Total equity securities.......    $   409
                                 ==========

---------

(1) The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at both December 31, 2016 and 2015, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $5 million and $11 million with unrealized gains (losses) of less than $1 million and $1 million at December 31, 2016 and 2015, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2016:

                                                   Due After Five
                                    Due After One      Years                                  Total Fixed
                      Due in One    Year Through    Through Ten    Due After Ten  Structured   Maturity
                      Year or Less   Five Years        Years          Years      Securities   Securities
                     ------------- -------------- --------------- -------------- ----------- ------------
                                                        (In millions)
Amortized cost......        $1,801         $8,096          $8,570        $18,724     $12,121      $49,312
Estimated fair value        $1,805         $8,460          $8,684        $20,622     $12,214      $51,785

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                    December 31, 2016                                 December 31, 2015
                     -----------------------------------------------  ----------------------------------------------------
                                             Equal to or Greater than                          Equal to or Greater than 12
                       Less than 12 Months          12 Months           Less than 12 Months             Months
                     ----------------------- -----------------------  ------------------------ ---------------------------
                      Estimated     Gross     Estimated      Gross      Estimated    Gross      Estimated       Gross
                        Fair      Unrealized    Fair       Unrealized     Fair     Unrealized     Fair        Unrealized
                       Value       Losses      Value        Losses       Value       Losses      Value         Losses
                     ----------- ----------- -----------  ----------- ------------ -----------  -----------  ------------
                                                           (Dollars in millions)
Fixed maturity
 securities:
U.S. corporate......   $   3,525   $    145    $     625    $     90    $    4,569   $     278   $     571     $      115
U.S. government and
 agency.............       3,548        188           --          --         4,037          53          --             --
RMBS................       2,642         69          811          32         4,305          73         495             41
Foreign corporate...       1,231         60          532          98         1,650          96         605             98
State and political
 subdivision........         548         21           29           3           373          12          19              2
CMBS................       1,307         22          164           3         1,346          21          44              1
ABS.................         433          4          461           8         1,818          28         194              6
Foreign government..         228         10            4           1           130           9           6              1
                     ----------- ----------- -----------  ----------- ------------ ----------- -----------   ------------
 Total fixed
   maturity
   securities.......   $  13,462   $    519    $   2,626    $    235    $   18,228   $     570   $   1,934     $      264
                     =========== =========== ===========  =========== ============ =========== ===========   ============
Equity securities:
Non-redeemable
 preferred stock....   $      57   $      2    $      40    $      7    $       25   $       1   $      40     $        8
Common stock........          --         --           --          --             6           5           1             --
                     ----------- ----------- -----------  ----------- ------------ ----------- -----------   ------------
 Total equity
   securities.......   $      57   $      2    $      40    $      7    $       31   $       6   $      41     $        8
                     =========== =========== ===========  =========== ============ =========== ===========   ============
Total number of
 securities in
 an unrealized loss
 position...........       1,388                     468                     1,850                     394
                     ===========             ===========              ============             ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

      The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

      With respect to securities that have attributes of debt and equity ("perpetual hybrid securities"), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

      The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


      In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2016. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

      Gross unrealized losses on fixed maturity securities decreased
   $80 million during the year ended December 31, 2016 to $754 million. The decrease in gross unrealized losses for the year ended December 31, 2016, was primarily attributable to narrowing credit spreads, partially offset by an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

      At December 31, 2016, $57 million of the total $754 million of gross unrealized losses were from 15 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

      The change in gross unrealized losses on equity securities was not significant during the year ended December 31, 2016.

   Investment Grade Fixed Maturity Securities

      Of the $57 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $53 million, or 93%, were related to gross unrealized losses on six investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

   Below Investment Grade Fixed Maturity Securities

      Of the $57 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $4 million, or 7%, were related to gross unrealized losses on nine below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over lower oil prices in the energy sector. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                      December 31,
                                                 -----------------------------------------------------
                                                            2016                       2015
                                                 -------------------------  --------------------------
                                                    Carrying       % of        Carrying       % of
                                                     Value         Total        Value         Total
                                                 -------------  ----------  -------------  -----------
                                                                 (Dollars in millions)
Mortgage loans
  Commercial....................................  $      6,211        69.9%  $      5,331         73.4%
  Agricultural..................................         1,708        19.2          1,460         20.1
  Residential...................................           867         9.8            335          4.6
                                                 -------------  ----------  -------------  -----------
    Subtotal....................................         8,786        98.9          7,126         98.1
  Valuation allowances..........................           (38)       (0.4)           (36)        (0.5)
                                                 -------------  ----------  -------------  -----------
    Subtotal mortgage loans, net................         8,748        98.5          7,090         97.6
  Commercial mortgage loans held by CSEs -- FVO.           136         1.5            172          2.4
                                                 -------------  ----------  -------------  -----------
       Total mortgage loans, net................  $      8,884       100.0%  $      7,262        100.0%
                                                 =============  ==========  =============  ===========

    The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2016, 2015 and 2014 were $2.3 billion, $2.0 billion and $360 million, respectively. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $1.6 billion, $973 million and $1.0 billion during the years ended December 31, 2016, 2015 and 2014, respectively.

    Purchases of mortgage loans from third parties were $619 million and $346 million for the years ended December 31, 2016 and 2015, respectively, and were primarily comprised of residential mortgage loans.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs - FVO is presented in Note 10. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

    Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                             Evaluated Collectively for
                           Evaluated Individually for Credit Losses               Credit Losses            Impaired Loans
                   --------------------------------------------------------- -------------------------- ---------------------
                    Impaired Loans with a Valuation   Impaired Loans without
                               Allowance              a Valuation Allowance
                   ---------------------------------- ----------------------
                     Unpaid                             Unpaid                                                      Average
                    Principal  Recorded    Valuation   Principal  Recorded    Recorded      Valuation    Carrying  Recorded
                    Balance    Investment  Allowances  Balance    Investment  Investment    Allowances    Value    Investment
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
                                                                (In millions)
December 31, 2016
Commercial........  $     --    $    --     $     --    $    --    $    --    $   6,211      $     30    $    --    $     --
Agricultural......         4          3           --         --         --        1,705             5          3           3
Residential.......        --         --           --          1          1          866             3          1          --
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
Total.............  $      4    $     3     $     --    $     1    $     1    $   8,782      $     38    $     4    $      3
                   ========== =========== =========== ========== =========== ===========   ===========  ========= ===========
December 31, 2015
Commercial........  $     --    $    --     $     --    $    --    $    --    $   5,331      $     28    $    --    $     --
Agricultural......         4          3           --         --         --        1,457             5          3           3
Residential.......        --         --           --         --         --          335             3         --          --
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
Total.............  $      4    $     3     $     --    $    --    $    --    $   7,123      $     36    $     3    $      3
                   ========== =========== =========== ========== =========== ===========   ===========  ========= ===========

    The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $43 million, $3 million and $0, respectively, for the year ended December 31, 2014.

 Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                Commercial    Agricultural   Residential     Total
                              ------------  -------------- ------------- ---------
                                                  (In millions)
Balance at January 1, 2014...         $ 31             $ 4           $--      $ 35
Provision (release)..........          (10)             --            --       (10)
                              ------------  -------------- ------------- ---------
Balance at December 31, 2014.           21               4            --        25
Provision (release)..........            7               1             3        11
                              ------------  -------------- ------------- ---------
Balance at December 31, 2015.           28               5             3        36
Provision (release)..........            2              --            --         2
                              ------------  -------------- ------------- ---------
Balance at December 31, 2016.         $ 30             $ 5           $ 3      $ 38
                              ============  ============== ============= =========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

      The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

      All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

      For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

      For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Residential Mortgage Loan Portfolio Segment

      The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

      For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in nonaccrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                        Recorded Investment
                      -------------------------------------------------------
                          Debt Service Coverage Ratios                           Estimated
                      ------------------------------------            % of        Fair         % of
                         > 1.20x   1.00x - 1.20x   < 1.00x    Total     Total     Value     Total
                      ---------- --------------- --------- -------- ---------  ----------- --------
                                                  (Dollars in millions)
December 31, 2016
Loan-to-value ratios
Less than 65%........     $5,459            $214      $166  $ 5,839      94.0%      $5,922     94.2%
65% to 75%...........        281              --        19      300       4.8          294      4.7
76% to 80%...........         34              --        --       34       0.6           33      0.5
Greater than 80%.....         24              14        --       38       0.6           37      0.6
                      ---------- --------------- --------- -------- ---------  ----------- --------
  Total..............     $5,798            $228      $185  $ 6,211     100.0%      $6,286    100.0%
                      ========== =============== ========= ======== =========  =========== ========
December 31, 2015
Loan-to-value ratios
Less than 65%........     $4,659            $151      $100  $ 4,910      92.1%      $5,124     92.6%
65% to 75%...........        330              --         8      338       6.3          330      6.0
76% to 80%...........         --              --        --       --        --           --       --
Greater than 80%.....         44              25        14       83       1.6           80      1.4
                      ---------- --------------- --------- -------- ---------  ----------- --------
  Total..............     $5,033            $176      $122  $ 5,331     100.0%      $5,534    100.0%
                      ========== =============== ========= ======== =========  =========== ========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                            December 31,
                            --------------------------------------------
                                     2016                   2015
                            ----------------------  --------------------
                              Recorded     % of      Recorded    % of
                              Investment   Total    Investment   Total
                            ------------ ---------  ---------- ---------
                                        (Dollars in millions)
      Loan-to-value ratios
      Less than 65%........       $1,669      97.7%     $1,366      93.6%
      65% to 75%...........           39       2.3          94       6.4
                            ------------ ---------  ---------- ---------
        Total..............       $1,708     100.0%     $1,460     100.0%
                            ============ =========  ========== =========

    The estimated fair value of agricultural mortgage loans was $1.7 billion and $1.5 billion at December 31, 2016 and 2015, respectively.

 Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                                   December 31,
                         ----------------------------------------------------------------
                                       2016                             2015
                         -------------------------------  -------------------------------
                          Recorded Investment % of Total   Recorded Investment % of Total
                         -------------------- ----------  -------------------- ----------
                                               (Dollars in millions)
Performance indicators:
Performing..............                 $856       98.7%                 $331       98.8%
Nonperforming...........                   11        1.3                     4        1.2
                         -------------------- ----------  -------------------- ----------
Total...................                 $867      100.0%                 $335      100.0%
                         ==================== ==========  ==================== ==========

    The estimated fair value of residential mortgage loans was $867 million and $345 million at December 31, 2016 and 2015, respectively.

 Past Due and Nonaccrual Mortgage Loans

    The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing as of both December 31, 2016 and 2015. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2016, or 2015. The recorded investment of residential mortgage loans past due and in nonaccrual status was $11 million and $4 million at December 31, 2016 and 2015, respectively.

 Mortgage Loans Modified in a Troubled Debt Restructuring

    The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance. During the year ended December 31, 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring. There were no mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2015.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Other Invested Assets

   Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), operating joint venture, tax credit and renewable energy partnerships, leveraged leases and funds withheld.

 Tax Credit Partnerships

   The carrying value of tax credit partnerships was $41 million and $42 million at December 31, 2016 and 2015, respectively. Net investment income
(loss) from tax credit partnerships were ($1) million for both of the years ended December 31, 2016 and 2015. Net investment income (loss) was $3 million for the year ended December 31, 2014.

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                    December 31,
                                                                --------------------
                                                                     2016       2015
                                                                ---------  ---------
                                                                    (In millions)
Rental receivables, net........................................      $ 87       $ 90
Estimated residual values......................................        14         14
                                                                ---------  ---------
  Subtotal.....................................................       101        104
Unearned income................................................       (32)       (33)
                                                                ---------  ---------
    Investment in leveraged leases, net of non-recourse debt...      $ 69       $ 71
                                                                =========  =========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 16 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2016 and 2015, all rental receivables were performing.

    The deferred income tax liability related to leveraged leases was $74 million and $76 million at December 31, 2016 and 2015, respectively.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.6 billion and $1.1 billion at December 31, 2016 and 2015, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in accumulated other comprehensive income (loss) ("AOCI").

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                                    Years Ended December 31,
                                                                                   --------------------------
                                                                                     2016     2015     2014
                                                                                   -------  -------  --------
                                                                                          (In millions)
Fixed maturity securities.........................................................  $2,464   $2,265   $ 4,311
Fixed maturity securities with noncredit OTTI losses included in AOCI.............       1      (19)      (34)
                                                                                   -------  -------  --------
  Total fixed maturity securities.................................................   2,465    2,246     4,277
Equity securities.................................................................      32       54        69
Derivatives.......................................................................     393      368       282
Short-term investments............................................................     (42)      --        --
Other.............................................................................      58       78         9
                                                                                   -------  -------  --------
  Subtotal........................................................................   2,906    2,746     4,637
                                                                                   -------  -------  --------
Amounts allocated from:
Future policy benefits............................................................    (550)     (56)     (503)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI..................      (1)      (1)       (2)
DAC, VOBA and DSI.................................................................    (188)    (198)     (403)
                                                                                   -------  -------  --------
  Subtotal........................................................................    (739)    (255)     (908)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized
 in AOCI..........................................................................      --        7        12
Deferred income tax benefit (expense).............................................    (736)    (844)   (1,308)
                                                                                   -------  -------  --------
    Net unrealized investment gains (losses)......................................  $1,431   $1,654   $ 2,433
                                                                                   =======  =======  ========

    The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                              Years Ended December 31,
                                                              -----------------------
                                                               2016         2015
                                                              -----        -----
                                                              (In millions)
     Balance at January 1,...................................  $(19)        $(34)
     Noncredit OTTI losses and subsequent changes recognized.     3            9
     Securities sold with previous noncredit OTTI loss.......    14           17
     Subsequent changes in estimated fair value..............     3          (11)
                                                              -----        -----
     Balance at December 31,.................................  $  1         $(19)
                                                              =====        =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                                              Years Ended December 31,
                                                                                             --------------------------
                                                                                               2016     2015      2014
                                                                                             -------  --------  -------
                                                                                                    (In millions)
Balance at January 1,.......................................................................  $1,654   $ 2,433   $  941
Fixed maturity securities on which noncredit OTTI losses have been recognized...............      20        15       11
Unrealized investment gains (losses) during the year........................................     140    (1,906)   2,807
Unrealized investment gains (losses) relating to:
  Future policy benefits....................................................................    (494)      447     (503)
  DAC and VOBA related to noncredit OTTI losses recognized in AOCI..........................      --         1       (2)
  DAC, VOBA and DSI.........................................................................      10       205     (116)
  Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI.      (7)       (5)      (3)
  Deferred income tax benefit (expense).....................................................     108       464     (702)
                                                                                             -------  --------  -------
Balance at December 31,.....................................................................  $1,431   $ 1,654   $2,433
                                                                                             =======  ========  =======
    Change in net unrealized investment gains (losses)......................................  $ (223)  $  (779)  $1,492
                                                                                             =======  ========  =======

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2016 and 2015.

Securities Lending

   Elements of the securities lending program are presented below at:

                                                             December 31,
                                                            ---------------
                                                             2016    2015
                                                            ------- -------
                                                             (In millions)
    Securities on loan: (1)
      Amortized cost.......................................  $5,895  $8,047
      Estimated fair value.................................  $6,555  $8,830
    Cash collateral on deposit from counterparties (2).....  $6,642  $8,981
    Security collateral on deposit from counterparties (3).  $   27  $   23
    Reinvestment portfolio -- estimated fair value.........  $6,571  $8,938

---------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                            December 31, 2016                     December 31, 2015
                                                    ------------------------------------- -------------------------------------
                                                    Remaining Tenor of Securities         Remaining Tenor of Securities
                                                        Lending Agreements                    Lending Agreements
                                                    -----------------------------         -----------------------------
                                                                1 Month  1 to 6                       1 Month  1 to 6
                                                     Open (1)  or Less    Months    Total  Open (1)  or Less    Months    Total
                                                    ---------  --------  -------  ------- ---------  --------  -------  -------
                                                                                (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency.........................    $2,129    $1,906   $1,743   $5,778    $2,631    $3,140   $1,338   $7,109
U.S. corporate.....................................        --       480       --      480         9       302       --      311
Agency RMBS........................................        --        --      274      274        --       939      579    1,518
Foreign corporate..................................        --        58       --       58        --        --       --       --
Foreign government.................................        --        52       --       52         1        42       --       43
                                                    ---------  --------  -------  ------- ---------  --------  -------  -------
  Total............................................    $2,129    $2,496   $2,017   $6,642    $2,641    $4,423   $1,917   $8,981
                                                    =========  ========  =======  ======= =========  ========  =======  =======

---------
(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2016 was $2.1 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, ABS, non-agency RMBS, U.S. corporate securities and U.S. government and agency) with 48% invested in agency RMBS, short-term investments, U.S. government and agency, cash equivalents or held in cash at December 31, 2016. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes at:

                                                                                December 31,
                                                                              -----------------
                                                                                  2016     2015
                                                                              -------- --------
                                                                                (In millions)
Invested assets on deposit (regulatory deposits).............................  $ 7,642  $ 7,245
Invested assets held in trust (reinsurance agreements) (1)...................      721      952
Invested assets pledged as collateral (2)....................................    3,548    2,801
                                                                              -------- --------
  Total invested assets on deposit, held in trust, and pledged as collateral.  $11,911  $10,998
                                                                              ======== ========

---------

(1) The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(2) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

   See "-- Securities Lending" for information regarding securities on loan.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                      -------------------
                                                           2016      2015
                                                      --------- ---------
                                                         (In millions)
      Outstanding principal and interest balance (1).    $1,423    $1,224
      Carrying value (2).............................    $1,087    $  911

---------

(1) Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2) Estimated fair value plus accrued interest.

   The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                         Years Ended December 31,
                                                         ------------------------
                                                              2016         2015
                                                         ---------    ---------
                                                            (In millions)
   Contractually required payments (including interest).      $525         $785
   Cash flows expected to be collected (1)..............      $457         $698
   Fair value of investments acquired...................      $322         $512

---------

(1) Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                      ------------------------
                                                           2016          2015
                                                      -----------   -----------
                                                            (In millions)
 Accretable yield, January 1,........................  $      400    $      251
 Investments purchased...............................         135           186
 Accretion recognized in earnings....................         (66)          (48)
 Disposals...........................................         (11)           (8)
 Reclassification (to) from nonaccretable difference.         (50)           19
                                                      -----------   -----------
 Accretable yield, December 31,......................  $      408    $      400
                                                      ===========   ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $1.9 billion at December 31, 2016. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.1 billion at December 31, 2016. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for the two of the most recent annual periods: 2015 and 2014. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2016, 2015 and 2014. Aggregate total assets of these entities totaled $285.1 billion and $294.3 billion at December 31, 2016 and 2015, respectively. Aggregate total liabilities of these entities totaled
$26.3 billion and $46.3 billion at December 31, 2016 and 2015, respectively. Aggregate net income (loss) of these entities totaled $21.3 billion, $13.7 billion and $25.1 billion for the years ended December 31, 2016, 2015 and 2014, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

   The Company has invested in certain entities (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2016 and 2015.

                                                        December 31,
                                                   -----------------------
                                                      2016        2015
                                                   ----------- -----------
                                                        (In millions)
     CSEs: (1)
     Assets:
       Mortgage loans (commercial mortgage loans).  $      136  $      172
       Accrued investment income..................           1           1
                                                   ----------- -----------
         Total assets.............................  $      137  $      173
                                                   =========== ===========
     Liabilities:
       Long-term debt.............................  $       23  $       48
       Other liabilities..........................           1           1
                                                   ----------- -----------
         Total liabilities........................  $       24  $       49
                                                   =========== ===========

--------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

(1) The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $95 million and $105 million at estimated fair value at December 31, 2016 and 2015, respectively.

 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                        December 31,
                                     ---------------------------------------------------
                                               2016                      2015
                                     ------------------------- -------------------------
                                                    Maximum                   Maximum
                                       Carrying    Exposure      Carrying    Exposure
                                        Amount    to Loss (1)     Amount    to Loss (1)
                                     ------------ ------------ ------------ ------------
                                                        (In millions)
Fixed maturity securities AFS:
  Structured Securities (2).........  $    10,789  $    10,789  $    13,453  $    13,453
  U.S. and foreign corporate........          505          505          461          461
Other limited partnership interests.        1,491        2,287        1,367        1,647
Real estate joint ventures..........           17           22           35           38
Other investments (3)...............           61           66           57           62
                                     ------------ ------------ ------------ ------------
    Total...........................  $    12,863  $    13,669  $    15,373  $    15,661
                                     ============ ============ ============ ============

--------
(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties. There were no income tax credits and less than $1 million at December 31, 2016 and 2015, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)Other investments is comprised of other invested assets and non-redeemable preferred stock.

   As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2016, 2015 and 2014.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                                    Years Ended December 31,
                                                            -----------------------------------------
                                                                2016          2015          2014
                                                            ------------- ------------- -------------
                                                                          (In millions)
Investment income:
  Fixed maturity securities................................  $      2,167  $      2,010  $      1,954
  Equity securities........................................            18            18            17
  Mortgage loans...........................................           384           360           337
  Policy loans.............................................            54            54            59
  Real estate and real estate joint ventures...............            32           108            80
  Other limited partnership interests......................           163           134           266
  Cash, cash equivalents and short-term investments........            18             8             5
  Operating joint venture..................................            11            11             2
  Other....................................................            13            11             3
                                                            ------------- ------------- -------------
    Subtotal...............................................         2,860         2,714         2,723
  Less: Investment expenses................................           160           115           103
                                                            ------------- ------------- -------------
    Subtotal, net..........................................         2,700         2,599         2,620
  FVO CSEs -- interest income -- commercial mortgage loans.            12            16            49
                                                            ------------- ------------- -------------
     Net investment income.................................  $      2,712  $      2,615  $      2,669
                                                            ============= ============= =============

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

    The components of net investment gains (losses) were as follows:

                                                                                  Years Ended December 31,
                                                                             ----------------------------------
                                                                                2016         2015        2014
                                                                             ----------  -----------  ---------
                                                                                        (In millions)
Total gains (losses) on fixed maturity securities:
  Total OTTI losses recognized -- by sector and industry:
    U.S. and foreign corporate securities -- by industry:
     Industrial............................................................. $      (13) $        (3) $      --
     Consumer...............................................................         --           (8)        (2)
     Transportation.........................................................         --           --         (2)
                                                                             ----------  -----------  ---------
       Total U.S. and foreign corporate securities..........................        (13)         (11)        (4)
    RMBS....................................................................         (6)         (14)        (8)
                                                                             ----------  -----------  ---------
       OTTI losses on fixed maturity securities recognized in earnings......        (19)         (25)       (12)
  Fixed maturity securities -- net gains (losses) on sales and disposals....          2          (34)        26
                                                                             ----------  -----------  ---------
    Total gains (losses) on fixed maturity securities.......................        (17)         (59)        14
                                                                             ----------  -----------  ---------
Total gains (losses) on equity securities:
  Total OTTI losses recognized -- by sector:
    Common stock............................................................         (1)          (3)        (7)
    Non-redeemable preferred stock..........................................         (1)          --         (8)
                                                                             ----------  -----------  ---------
       OTTI losses on equity securities recognized in earnings..............         (2)          (3)       (15)
  Equity securities -- net gains (losses) on sales and disposals............         10           18         14
                                                                             ----------  -----------  ---------
    Total gains (losses) on equity securities...............................          8           15         (1)
                                                                             ----------  -----------  ---------
  Mortgage loans............................................................          7          (11)        17
  Real estate and real estate joint ventures................................        (34)          98         (4)
  Other limited partnership interests.......................................         (7)          (1)        (9)
  Other.....................................................................         11           (2)        43
                                                                             ----------  -----------  ---------
     Subtotal...............................................................        (32)          40         60
                                                                             ----------  -----------  ---------
FVO CSEs:
    Commercial mortgage loans...............................................         (2)          (7)       (13)
    Long-term debt -- related to commercial mortgage loans..................          1            4         19
Non-investment portfolio gains (losses) (1).................................          1           (1)      (535)
                                                                             ----------  -----------  ---------
     Subtotal...............................................................         --           (4)      (529)
                                                                             ----------  -----------  ---------
       Total net investment gains (losses).................................. $      (32) $        36  $    (469)
                                                                             ==========  ===========  =========

--------
(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $8 million, ($6) million and $66 million for the years ended December 31, 2016, 2015 and 2014, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                       Years Ended December 31,
                                 --------------------------------------------------------------------
                                     2016         2015         2014        2016      2015      2014
                                 ------------  ----------  ------------  --------  --------  --------
                                        Fixed Maturity Securities              Equity Securities
                                 --------------------------------------  ----------------------------
                                                             (In millions)
Proceeds........................  $    33,339   $  29,937   $    14,649   $    48   $    80   $    57
                                 ============  ==========  ============  ========  ========  ========
Gross investment gains..........  $       211   $     165   $        84   $    10   $    25   $    15
Gross investment losses.........         (209)       (199)          (58)       --        (7)       (1)
OTTI losses.....................          (19)        (25)          (12)       (2)       (3)      (15)
                                 ------------  ----------  ------------  --------  --------  --------
  Net investment gains (losses).  $       (17)  $     (59)  $        14   $     8   $    15   $    (1)
                                 ============  ==========  ============  ========  ========  ========

 Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                                      Years Ended December 31,
                                                                                                      ----------------------
                                                                                                         2016         2015
                                                                                                      ----------   ----------
                                                                                                           (In millions)
Balance at January 1,................................................................................  $      52    $      57
Additions:
  Initial impairments -- credit loss OTTI on securities not previously impaired......................         --            1
  Additional impairments -- credit loss OTTI on securities previously impaired.......................          5           11
Reductions:
  Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI.        (28)         (14)
  Increase in cash flows -- accretion of previous credit loss OTTI...................................         (1)          (3)
                                                                                                      ----------   ----------
Balance at December 31,..............................................................................  $      28    $      52
                                                                                                      ==========   ==========

Related Party Investment Transactions

   The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                           Years Ended December 31,
                                                                     ------------------------------------
                                                                         2016        2015        2014
                                                                     ------------ ---------- ------------
                                                                                (In millions)
Estimated fair value of invested assets transferred to affiliates... $      1,465 $      185 $      1,441
Amortized cost of invested assets transferred to affiliates......... $      1,370 $      169 $      1,362
Net investment gains (losses) recognized on transfers............... $         27 $       16 $         79
Change in additional paid-in-capital recognized on transfers........ $         68 $       -- $         --
Estimated fair value of invested assets transferred from affiliates. $      5,428 $      928 $        132

   In April 2016, the Company received a transfer of investments and cash and cash equivalents totaling $4.3 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, an affiliate, which are included in the table above. See Note 7 for additional information related to these transfers.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   In July 2014, prior to the Mergers, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at an estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). Net investment income from these affiliated loans was $13 million for the year ended December 31, 2014.

   The Company had affiliated loans outstanding to wholly-owned real estate subsidiaries of MLIC, which were included in mortgage loans, with a carrying value of $242 million at December 31, 2014. In August 2015 and November 2014, one affiliated loan with a carrying value of $132 million and two affiliated loans with a total carrying value of $120 million were repaid in cash prior to maturity. The remaining loan with a carrying value of $110 million was repaid in cash upon maturity in December 31, 2015. These affiliated loans were secured by interests in the real estate subsidiaries, which owned operating real estate with an estimated fair value in excess of the affiliated loans. Net investment income from these affiliated loans was $8 million and $34 million for the years ended December 31, 2015 and 2014, respectively. In addition, mortgage loan prepayment income earned from the three repayments prior to maturity described above was $31 million and $16 million for the years ended December 31, 2015 and 2014, respectively.

   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $85 million, $68 million, and $62 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with an affiliate.

9. Derivatives

Accounting for Derivatives

    See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

    The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

    Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

 Interest Rate Derivatives

    The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

    Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


    The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

    In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

    Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

    The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

    To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

 Credit Derivatives

    The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

    The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

    The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


    Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

    Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

    In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

    In an equity total return swap are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to synthetically create investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                        December 31,
                                                             -------------------------------------------------------------------
                                                                           2016                              2015
                                                             --------------------------------- ---------------------------------
                                                                         Estimated Fair Value              Estimated Fair Value
                                                                         ---------------------             ---------------------
                                                               Gross                             Gross
                                                              Notional                          Notional
                            Primary Underlying Risk Exposure   Amount     Assets   Liabilities   Amount     Assets   Liabilities
                          ---------------------------------- ----------- --------- ----------- ----------- --------- -----------
                                                                                        (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
 Interest rate swaps.....   Interest rate...................  $      310  $     41   $     --   $      420  $     38   $      1
                                                             ----------- ---------  ---------  ----------- ---------  ---------
Cash flow hedges:
 Interest rate swaps.....   Interest rate...................          45         7         --          230        60         --
 Interest rate forwards..   Interest rate...................          --        --         --           35         8         --
 Foreign currency swaps..   Foreign currency exchange rate         1,386       181         10          937       126          3
                                                             ----------- ---------  ---------  ----------- ---------  ---------
   Subtotal..............................................          1,431       188         10        1,202       194          3
                                                             ----------- ---------  ---------  ----------- ---------  ---------
    Total qualifying hedges.............................           1,741       229         10        1,622       232          4
                                                             ----------- ---------  ---------  ----------- ---------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments
Interest rate swaps......   Interest rate...................      28,175     1,928      1,688       23,086     1,802        638
Interest rate floors.....   Interest rate...................       2,100         5          2        7,036        33         24
Interest rate caps.......   Interest rate...................      12,042        25         --       13,792        38         --
Interest rate futures....   Interest rate...................       1,288         9         --          630         2         --
Interest rate options....   Interest rate...................      15,520       136         --       18,620       472          5
Interest rate total
 return swaps............   Interest rate...................       3,876        --        611           48         2         --
Foreign currency swaps...   Foreign currency
                            exchange rate...................       1,236       149          4          659        75         --
Foreign currency forwards   Foreign currency
                            exchange rate...................         158         9         --          185         4          1
Credit default swaps --
 purchased...............   Credit..........................          34        --         --           21        --         --
Credit default swaps --
 written.................   Credit..........................       1,891        28         --        2,093        13          1
Equity futures...........   Equity market...................       8,037        38         --        3,669        37         --
Equity index options.....   Equity market...................      37,501       897        934       44,035     1,032        626
Equity variance swaps....   Equity market...................      14,894       140        517       14,866       120        434
Equity total return swaps   Equity market...................       2,855         1        117        2,814        31         49
                                                             ----------- ---------  ---------  ----------- ---------  ---------
    Total non-designated or nonqualifying
     derivatives........................................         129,607     3,365      3,873      131,554     3,661      1,778
                                                             ----------- ---------  ---------  ----------- ---------  ---------
       Total.........................................         $  131,348  $  3,594   $  3,883   $  133,176  $  3,893   $  1,782
                                                             =========== =========  =========  =========== =========  =========

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2016 and 2015. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                          Years Ended December 31,
                                                         --------------------------
                                                           2016     2015     2014
                                                         --------  ------  --------
                                                                (In millions)
Freestanding derivatives and hedging gains (losses) (1).  $(4,030)  $(154)  $   868
Embedded derivatives gains (losses).....................   (1,848)   (270)   (1,049)
                                                         --------  ------  --------
 Total net derivative gains (losses)....................  $(5,878)  $(424)  $  (181)
                                                         ========  ======  ========

---------

(1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives:

                                                           Years Ended December 31,
                                                     ------------------------------------
                                                        2016         2015         2014
                                                     ----------- -----------  -----------
                                                                 (In millions)
Qualifying hedges:
 Net investment income..............................  $       18  $       11   $        4
 Interest credited to policyholder account balances.          --          (2)          (1)
Nonqualifying hedges:
 Net derivative gains (losses)......................         460         360          273
 Policyholder benefits and claims...................          16          14           32
                                                     ----------- -----------  -----------
   Total............................................  $      494  $      383   $      308
                                                     =========== ===========  ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                   Net             Net        Policyholder
                                                Derivative      Investment    Benefits and
                                              Gains (Losses)    Income (1)     Claims (2)
                                              --------------  -------------  -------------
                                                              (In millions)
Year Ended December 31, 2016
  Interest rate derivatives..................   $     (2,873)  $         --   $         (4)
  Foreign currency exchange rate derivatives.             74             --             --
  Credit derivatives -- purchased............             --             --             --
  Credit derivatives -- written..............             10             --             --
  Equity derivatives.........................         (1,724)            (6)          (320)
                                              --------------  -------------  -------------
    Total....................................   $     (4,513)  $         (6)  $       (324)
                                              ==============  =============  =============
Year Ended December 31, 2015
  Interest rate derivatives..................   $        (67)  $         --   $          5
  Foreign currency exchange rate derivatives.             42             --             --
  Credit derivatives -- purchased............             --             --             --
  Credit derivatives -- written..............            (14)            --             --
  Equity derivatives.........................           (476)            (4)           (25)
                                              --------------  -------------  -------------
    Total....................................   $       (515)  $         (4)  $        (20)
                                              ==============  =============  =============
Year Ended December 31, 2014
  Interest rate derivatives..................   $      1,174   $         --   $         43
  Foreign currency exchange rate derivatives.              4             --             --
  Credit derivatives -- purchased............            (22)            --             --
  Credit derivatives -- written..............             18             --             --
  Equity derivatives.........................           (591)            (8)          (279)
                                              --------------  -------------  -------------
    Total....................................   $        583   $         (8)  $       (236)
                                              ==============  =============  =============

---------

(1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

   The Company designates and accounts for interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities as fair value hedges when they have met the requirements of fair value hedging.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                                Net Derivative  Net Derivative  Ineffectiveness
                                                                Gains (Losses)  Gains (Losses)   Recognized in
 Derivatives in Fair Value       Hedged Items in Fair Value       Recognized    Recognized for  Net Derivative
 Hedging Relationships             Hedging Relationships        for Derivatives  Hedged Items   Gains (Losses)
----------------------------- --------------------------------- --------------- --------------  ---------------
                                                                                 (In millions)
Year Ended December 31, 2016
Interest rate swaps:......... Fixed maturity securities........    $          1   $         (1)    $         --
                              Policyholder liabilities (1).....              --             --               --
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $          1   $         (1)    $         --
                                                                =============== ==============  ===============
Year Ended December 31, 2015
Interest rate swaps:......... Fixed maturity securities........    $          1   $          1     $          2
                              Policyholder liabilities (1).....               2             (2)              --
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $          3   $         (1)    $          2
                                                                =============== ==============  ===============
Year Ended December 31, 2014
Interest rate swaps:......... Fixed maturity securities........    $          1   $         (1)    $         --
                              Policyholder liabilities (1).....              32            (31)               1
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $         33   $        (32)    $          1
                                                                =============== ==============  ===============

---------

(1) Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2) Fixed rate or floating rate liabilities.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

   The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $1 million and $3 million for the years ended December 31, 2016 and 2015, respectively. These amounts were not significant for the year ended
December 31, 2014.

   At December 31, 2016 and 2015, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed three years and four years, respectively.

   At December 31, 2016 and 2015, the balance in AOCI associated with cash flow hedges was $393 million and $368 million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and comprehensive income (loss) and the consolidated statements of stockholder's equity:

                                                         Amount and Location         Amount and Location
                                Amount of Gains           of Gains (Losses)           of Gains (Losses)
 Derivatives in Cash Flow     (Losses) Deferred in        Reclassified from         Recognized in Income
 Hedging Relationships        AOCI on Derivatives      AOCI into Income (Loss)      (Loss) on Derivatives
----------------------------- -------------------- -------------------------------- ---------------------
                              (Effective Portion)        (Effective Portion)        (Ineffective Portion)
                              -------------------- -------------------------------- ---------------------
                                                    Net Derivative   Net Investment     Net Derivative
                                                    Gains (Losses)      Income          Gains (Losses)
                                                   ---------------  --------------- ---------------------
                                                             (In millions)
Year Ended December 31, 2016
Interest rate swaps..........      $            24    $         33    $           3     $              --
Interest rate forwards.......                    4               2                2                    --
Foreign currency swaps.......                   40               3               --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $            68    $         38    $           5     $              --
                              ==================== ===============  =============== =====================
Year Ended December 31, 2015
Interest rate swaps..........      $            15    $          1    $           1     $               1
Interest rate forwards.......                    1               2                2                    --
Foreign currency swaps.......                   76              --               --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $            92    $          3    $           3     $               1
                              ==================== ===============  =============== =====================
Year Ended December 31, 2014
Interest rate swaps..........                                                           $              --
                                   $           131    $          1    $           1
Interest rate forwards.......                   55               1                1                    --
Foreign currency swaps.......                   56              (6)              --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $           242    $         (4)   $           2     $              --
                              ==================== ===============  =============== =====================

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   At December 31, 2016, the Company expects to reclassify $39 million of deferred net gains (losses) on derivatives in AOCI to earnings within the next 12 months.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1.9 billion and $2.1 billion at December 31, 2016 and 2015, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2016 and 2015, the Company would have received $28 million and $12 million, respectively, to terminate all of these contracts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                        December 31,
                                      ---------------------------------------------------------------------------------
                                                        2016                                     2015
                                      ---------------------------------------- ----------------------------------------
                                                    Maximum                                   Maximum
                                      Estimated      Amount                    Estimated      Amount
                                      Fair Value   of Future       Weighted    Fair Value    of Future      Weighted
                                      of Credit  Payments under     Average    of Credit   Payments under    Average
 Rating Agency Designation of          Default   Credit Default    Years to     Default   Credit Default    Years to
 Referenced Credit Obligations (1)      Swaps        Swaps        Maturity (2)   Swaps         Swaps       Maturity (2)
------------------------------------- ---------- --------------- ------------- ---------- --------------- -------------
                                                                    (Dollars in millions)
Aaa/Aa/A.............................
Single name credit default swaps (3).  $       1  $           45           2.2  $       1  $          207           1.5
Credit default swaps referencing
 indices.............................          8             433           3.7          1             219           4.0
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................          9             478           3.6          2             426           2.8
                                      ---------- ---------------               ---------- ---------------
Baa..................................
Single name credit default swaps (3).          1             180           1.6          2             409           1.6
Credit default swaps referencing
 indices.............................         18           1,213           4.8          8           1,222           4.8
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         19           1,393           4.4         10           1,631           4.0
                                      ---------- ---------------               ---------- ---------------
Ba...................................
Single name credit default swaps (3).         --              20           2.7         --              --            --
Credit default swaps referencing
 indices.............................         --              --            --         --              --            --
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         --              20           2.7         --              --            --
                                      ---------- ---------------               ---------- ---------------
B....................................
Single name credit default swaps (3).         --              --            --         --              --            --
Credit default swaps referencing
 indices.............................         --              --            --         --              36           5.0
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         --              --            --         --              36           5.0
                                      ---------- ---------------               ---------- ---------------
    Total............................  $      28  $        1,891           4.2  $      12  $        2,093           3.8
                                      ========== ===============               ========== ===============

---------

(1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

(3) Single name credit default swaps may be referenced to the credit of corporations, foreign governments, or state and political subdivisions.

Credit Risk on Freestanding Derivatives

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                       December 31,
                                                                       --------------------------------------------
                                                                                2016                   2015
                                                                       ---------------------  ---------------------
 Derivatives Subject to a Master Netting Arrangement or a Similar
Arrangement                                                              Assets   Liabilities   Assets   Liabilities
---------------------------------------------------------------------  ---------  ----------- ---------  -----------
                                                                                       (In millions)
Gross estimated fair value of derivatives:
 OTC-bilateral (1)....................................................  $  3,384    $  2,929   $  3,870    $  1,725
 OTC-cleared (1)......................................................       267         905         78          78
 Exchange-traded......................................................        47          --         39          --
                                                                       ---------  ----------- ---------  -----------
   Total gross estimated fair value of derivatives (1)................     3,698       3,834      3,987       1,803
Amounts offset on the consolidated balance sheets.....................        --          --         --          --
                                                                       ---------  ----------- ---------  -----------
Estimated fair value of derivatives presented on the consolidated
 balance sheets (1)...................................................     3,698       3,834      3,987       1,803
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
 OTC-bilateral........................................................    (2,231)     (2,231)    (1,577)     (1,577)
 OTC-cleared..........................................................      (165)       (165)       (70)        (70)
 Exchange-traded......................................................        --          --         --          --
Cash collateral: (3), (4)
 OTC-bilateral........................................................      (625)         --     (1,605)         --
 OTC-cleared..........................................................       (92)       (740)        (8)         (8)
 Exchange-traded......................................................        --          --         --          --
Securities collateral: (5)
 OTC-bilateral........................................................      (429)       (698)      (552)       (148)
 OTC-cleared..........................................................        --          --         --          --
 Exchange-traded......................................................        --          --         --          --
                                                                       ---------  ----------- ---------  -----------
Net amount after application of master netting agreements and
 collateral...........................................................  $    156    $     --   $    175    $     --
                                                                       =========  =========== =========  ===========

---------

(1) At December 31, 2016 and 2015, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $104 million and $94 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($49) million and $21 million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2016 and 2015, the Company received excess cash collateral of $3 million and $1 million, respectively, and provided excess cash collateral of $25 million and $62 million, respectively, which is not included in the table above due to the foregoing limitation.

(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2016 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2016 and 2015, the Company received excess securities collateral with an estimated fair value of $135 million and $0, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2016 and 2015, the Company provided excess securities collateral with an estimated fair value of $108 million and $36 million, respectively, for its OTC-bilateral derivatives, $630 million and $34 million, respectively, for its OTC-cleared derivatives, and $453 million and $156 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of Brighthouse Life Insurance Company, and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit or financial strength ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                                   December 31,
                                                                                           -----------------------------
                                                                                                2016           2015
                                                                                           -------------- --------------
                                                                                                   (In millions)
Estimated fair value of derivatives in a net liability position (1).......................  $         698  $         148
Estimated Fair Value of Collateral Provided
 Fixed maturity securities................................................................  $         777  $         179
 Cash.....................................................................................  $          --  $          --
Fair Value of Incremental Collateral Provided Upon
 One-notch downgrade in financial strength rating.........................................  $          --  $          --
 Downgrade in financial strength rating to a level that triggers full overnight
   collateralization or termination of the derivative position............................  $          --  $          --

---------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on assumed and ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                          December 31,
                                                                                                    ------------------------
                                                                 Balance Sheet Location                 2016         2015
                                                       -------------------------------------------- -----------  -----------
                                                                                                          (In millions)
Embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits................... Premiums, reinsurance and other receivables.  $      241   $      242
  Funds withheld on assumed reinsurance............... Other invested assets.......................          --           35
  Options embedded in debt or equity securities....... Investments.................................         (49)         (63)
                                                                                                    -----------  -----------
    Embedded derivatives within asset host contracts...........................................      $      192   $      214
                                                                                                    ===========  ===========
Embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.................. Policyholder account balances...............  $    2,261   $      177
  Assumed guaranteed minimum benefits................. Policyholder account balances...............         952          897
  Funds withheld on ceded reinsurance................. Other liabilities...........................         285          244
  Fixed annuities with equity indexed returns......... Policyholder account balances...............         192            6
                                                                                                    -----------  -----------
    Embedded derivatives within liability host contracts.......................................      $    3,690   $    1,324
                                                                                                    ===========  ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                        ----------------------------------------
                                            2016          2015          2014
                                        ------------  ------------  ------------
                                                      (In millions)
Net derivative gains (losses) (1), (2).  $    (1,848)  $      (270)  $    (1,049)
Policyholder benefits and claims.......  $        (4)  $        21   $        87

---------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $253 million, $25 million and $73 million for the years ended December 31, 2016, 2015 and 2014, respectively.

(2) See Note 7 for discussion of affiliated net derivative gains (losses).

Related Party Freestanding Derivative Transactions

   In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively.

10. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                                             December 31, 2016
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ----------------------------------------
                                                                                                   Total Estimated
                                                            Level 1       Level 2       Level 3      Fair Value
                                                          ------------ ------------- ------------- ---------------
                                                                               (In millions)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $        --  $     17,107  $      1,399  $      18,506
  U.S. government and agency.............................        5,279         6,271            --         11,550
  RMBS...................................................           --         5,524         1,291          6,815
  Foreign corporate......................................           --         4,727           828          5,555
  State and political subdivision........................           --         2,897            17          2,914
  CMBS...................................................           --         2,676           162          2,838
  ABS....................................................           --         2,350           211          2,561
  Foreign government.....................................           --         1,046            --          1,046
                                                          ------------ ------------- ------------- ---------------
   Total fixed maturity securities.......................        5,279        42,598         3,908         51,785
                                                          ------------ ------------- ------------- ---------------
Equity securities........................................           39           124           137            300
Short-term investments...................................          459           465             2            926
Commercial mortgage loans held by CSEs -- FVO............           --           136            --            136
Derivative assets: (1)
  Interest rate..........................................            9         2,142            --          2,151
  Foreign currency exchange rate.........................           --           339            --            339
  Credit.................................................           --            20             8             28
  Equity market..........................................           38           859           179          1,076
                                                          ------------ ------------- ------------- ---------------
   Total derivative assets...............................           47         3,360           187          3,594
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within asset host contracts (2).....           --            --           241            241
Separate account assets (3)..............................          720        99,858            10        100,588
                                                          ------------ ------------- ------------- ---------------
      Total assets.......................................  $     6,544  $    146,541  $      4,485  $     157,570
                                                          ============ ============= ============= ===============
Liabilities
Derivative liabilities: (1)
  Interest rate..........................................  $        --  $      1,690  $        611  $       2,301
  Foreign currency exchange rate.........................           --            14            --             14
  Equity market..........................................           --         1,038           530          1,568
                                                          ------------ ------------- ------------- ---------------
   Total derivative liabilities..........................           --         2,742         1,141          3,883
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within liability host contracts (2).           --            --         3,690          3,690
Long-term debt of CSEs -- FVO............................           --            23            --             23
                                                          ------------ ------------- ------------- ---------------
      Total liabilities..................................  $        --  $      2,765  $      4,831  $       7,596
                                                          ============ ============= ============= ===============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                             December 31, 2015
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ---------------------------------------- Total Estimated
                                                            Level 1       Level 2       Level 3      Fair Value
                                                          ------------ ------------- ------------- ---------------
                                                                               (In millions)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $        --  $     15,295  $      1,451   $     16,746
  U.S. government and agency.............................        7,998         5,808            --         13,806
  RMBS...................................................           --         7,138         1,340          8,478
  Foreign corporate......................................           --         4,263           691          4,954
  State and political subdivision........................           --         2,692            13          2,705
  CMBS...................................................           --         2,120           181          2,301
  ABS....................................................           --         2,357           317          2,674
  Foreign government.....................................           --           719            26            745
                                                          ------------ ------------- ------------- ---------------
   Total fixed maturity securities.......................        7,998        40,392         4,019         52,409
                                                          ------------ ------------- ------------- ---------------
Equity securities........................................           44           268            97            409
Short-term investments (4)...............................           59         1,623            47          1,729
Commercial mortgage loans held by CSEs -- FVO............           --           172            --            172
Derivative assets: (1)
  Interest rate..........................................            2         2,445             8          2,455
  Foreign currency exchange rate.........................           --           205            --            205
  Credit.................................................           --            12             1             13
  Equity market..........................................           37           968           215          1,220
                                                          ------------ ------------- ------------- ---------------
   Total derivative assets...............................           39         3,630           224          3,893
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within asset host contracts (2).....           --            --           277            277
Separate account assets (3)..............................          624       100,965           146        101,735
                                                          ------------ ------------- ------------- ---------------
      Total assets.......................................  $     8,764  $    147,050  $      4,810   $    160,624
                                                          ============ ============= ============= ===============
Liabilities
Derivative liabilities: (1)
  Interest rate..........................................  $        --  $        668  $         --   $        668
  Foreign currency exchange rate.........................           --             4            --              4
  Credit.................................................           --             1            --              1
  Equity market..........................................           --           653           456          1,109
                                                          ------------ ------------- ------------- ---------------
   Total derivative liabilities..........................           --         1,326           456          1,782
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within liability host contracts (2).           --            --         1,324          1,324
Long-term debt of CSEs -- FVO............................           --            48            --             48
                                                          ------------ ------------- ------------- ---------------
       Total liabilities.................................  $        --  $      1,374  $      1,780   $      3,154
                                                          ============ ============= ============= ===============

---------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the roll-forward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2016 and 2015, debt and equity securities also included embedded derivatives of ($49) million and ($63) million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(3) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(4) Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

   Valuation Controls and Procedures

      On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of Brighthouse Life Insurance Company's Board of Directors regarding compliance with fair value accounting standards.

      The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2016.

      The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

   Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

      The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

      The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                  Level 2                                  Level 3
                       Observable Inputs                       Unobservable Inputs
---------------------------------------------------------------------------------------------
Fixed Maturity Securities
---------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    Valuation Techniques: Principally the
            market and income approaches.            market approach.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . illiquidity premium
              active                                 . delta spread adjustments to reflect
            . benchmark yields; spreads off            specific credit-related issues
              benchmark yields; new issuances;       . credit spreads
              issuer rating                          . quoted prices in markets that are not
            . trades of identical or comparable        active for identical or similar
              securities; duration                        securities that are less liquid
            . Privately-placed securities are          and based on lower levels of trading
              valued using the additional key             activity than securities
              inputs:                                  classified in Level 2
             . market yield curve; call provisions   . independent non-binding broker
             . observable prices and spreads for       quotations
               similar public or private securities
               that    incorporate the credit
               quality and industry sector of the
               issuer
             . delta spread adjustments to reflect
               specific credit-related issues
---------------------------------------------------------------------------------------------
 U.S. government and agency, State and political subdivision and Foreign government securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the
            market approach.                         Valuation Techniques: Principally the
            Key Inputs:                              market approach.
            . quoted prices in markets that are not  Key Inputs:
              active                                 . independent non-binding broker
            . benchmark U.S. Treasury yield or         quotations
              other yields                           . quoted prices in markets that are not
            . the spread off the U.S. Treasury         active for identical or similar
              yield curve for the identical security      securities that are less liquid
            . issuer ratings and issuer spreads;       and based on lower levels of trading
              broker-dealer quotes                        activity than securities
            . comparable securities that are           classified in Level 2
              actively traded                        . credit spreads
---------------------------------------------------------------------------------------------
 Structured Securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    Valuation Techniques: Principally the
            market and income approaches.            market and income approaches.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . credit spreads
              active                                 . quoted prices in markets that are not
            . spreads for actively traded              active for identical or similar
              securities; spreads off benchmark           securities that are less liquid
              yields                                   and based on lower levels of trading
            . expected prepayment speeds and volumes      activity than securities
            . current and forecasted loss severity;    classified in Level 2
              ratings; geographic region             . independent non-binding broker
            . weighted average coupon and weighted     quotations
              average maturity
            . average delinquency rates;
              debt-service coverage ratios
            . issuance-specific information,
              including, but not limited to:
             . collateral type; structure of the
               security; vintage of the loans
             . payment terms of the underlying
               assets
             . payment priority within the tranche;
               deal performance
---------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Instrument                  Level 2                                  Level 3
                        Observable Inputs                       Unobservable Inputs
----------------------------------------------------------------------------------------------
Equity Securities
----------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the    Valuation Techniques: Principally the
             market approach.                         market and income approaches.
             Key Input:                               Key Inputs:
             . quoted prices in markets that are not  . credit ratings; issuance structures
               considered active                      . quoted prices in markets that are not
                                                        active for identical or similar
                                                        securities   that are less liquid and
                                                        based on lower levels of trading
                                                        activity than   securities classified
                                                        in Level 2
                                                      . independent non-binding broker
                                                        quotations
----------------------------------------------------------------------------------------------
Short-term investments
----------------------------------------------------------------------------------------------
             . Short-term investments are of a        . Short-term investments are of a
               similar nature and class to the fixed    similar nature and class to the fixed
               maturity   and equity securities         maturity   and equity securities
               described above; accordingly, the        described above; accordingly, the
               valuation techniques   and observable    valuation   techniques and
               inputs used in their valuation are       unobservable inputs used in their
               also similar to those   described        valuation are also   similar to those
               above.                                   described above.
----------------------------------------------------------------------------------------------
Commercial mortgage loans held by CSEs -- FVO
----------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the    . N/A
             market approach.
             Key Input:
             . quoted securitization market price of
               the obligations of the CSEs
               determined   principally by
               independent pricing services using
               observable inputs
----------------------------------------------------------------------------------------------
Separate Account Assets (1)
----------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
----------------------------------------------------------------------------------------------
             Key Input:                               . N/A
             . quoted prices or reported net asset
               value ("NAV") provided by the fund
                 managers
----------------------------------------------------------------------------------------------
 Other limited partnership interests
----------------------------------------------------------------------------------------------
             . N/A                                    Valuation Techniques: Valued giving
                                                       consideration to the underlying
                                                       holdings of the partnerships and by
                                                       applying a premium or discount, if
                                                       appropriate.
                                                      Key Inputs:
                                                      . liquidity; bid/ask spreads;
                                                        performance record of the fund manager
                                                      . other relevant variables that may
                                                        impact the exit value of the
                                                        particular   partnership interest
----------------------------------------------------------------------------------------------

---------

(1) Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives."

 Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments -- Valuation Controls and Procedures."

    The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Freestanding Derivatives

    Level 2 Valuation Techniques and Key Inputs:

        This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

    Level 3 Valuation Techniques and Key Inputs:

        These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

        Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

  Instrument    Interest Rate      Foreign          Credit      Equity Market
                                   Currency
                                Exchange Rate
-------------------------------------------------------------------------------
Inputs common   . swap yield    . swap yield    . swap yield    . swap yield
 to Level 2       curves          curves          curves          curves
 and Level 3    . basis curves  . basis curves  . credit curves . spot equity
 by instrument  . interest      . currency      . recovery        index levels
 type             rate            spot rates      rates         . dividend
                  volatility    . cross                           yield curves
                  (1)             currency                      . equity
                                  basis                           volatility
                                    curves                        (1)
-------------------------------------------------------------------------------
Level 3         . swap yield    . N/A           . swap yield    . dividend
                  curves (2)                      curves (2)      yield curves
                . basis curves                  . credit          (2)
                  (2)                             curves (2)    . equity
                . repurchase                    . credit          volatility
                  rates                           spreads         (1), (2)
                                                . repurchase    . correlation
                                                  rates           between
                                                . independent     model
                                                  non-binding       inputs (1)
                                                    broker
                                                  quotations
-------------------------------------------------------------------------------

---------

(1) Option-based only.

(2) Extrapolation beyond the observable limits of the curve(s).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Embedded Derivatives

    Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

    The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

    Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

    The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

    Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

    The Company assumed from an affiliated insurance company the risk associated with certain GMIBs. These embedded derivatives are included in policyholder account balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

    The Company ceded to an affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to an affiliated company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

    The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

 Embedded Derivatives Within Asset and Liability Host Contracts

   Level 3 Valuation Techniques and Key Inputs:

    Direct and assumed guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

    Reinsurance ceded on certain guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2016 and 2015, transfers between Levels 1 and 2 were not significant.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                    December 31, 2016             December 31, 2015
                                                               ---------------------------   ---------------------------
                                           Significant                            Weighted                      Weighted
                 Valuation Techniques   Unobservable Inputs        Range         Average (1)     Range         Average (1)
                --------------------- ----------------------   -------------    ------------ -------------    ------------
Fixed maturity
securities (3)
U.S. corporate    .
 and foreign        Matrix pricing    . Delta spread
 corporate.....                           adjustments (4)                                     (65)  -    240       49
                                      .
                                        Offered quotes (5)       18   -    138      104        96   -    96       96
                  . Market            .
                    pricing             Quoted prices (5)        13   -    700      99         13   -    780      314
                  . Consensus         .
                    pricing             Offered quotes (5)       68   -    109      86         68   -    95       80
                -----------------------------------------------------------------------------------------------------------
RMBS...........   .                   . Quoted
                    Market pricing      prices (5)               38   -    111      91         29   -    292      93
                -----------------------------------------------------------------------------------------------------------
ABS............   .                   .
                    Market pricing      Quoted prices (5)        94   -    106      100        97   -    103      100
                  . Consensus         . Offered
                    pricing             quotes (5)               98   -    100      99         66   -    105      99
                -----------------------------------------------------------------------------------------------------------
Derivatives
Interest rate..   . Present           . Swap yield
                    value               (7)
                      techniques                                 --   -    --                 317   -    317
                                      .
                                        Repurchase rates (9)    (44)  -    18
                -----------------------------------------------------------------------------------------------------------
Credit.........   . Present
                    value             .
                      techniques        Credit spreads (10)      97   -    98                  --   -    --
                  . Consensus         .
                    pricing             Offered quotes (11)
                -----------------------------------------------------------------------------------------------------------
Equity market..   . Present           . Volatility              14%   -    32%                17%   -    36%
                    value               (12)
                      techniques
                    or   option
                    pricing
                      models
                                      .
                                        Correlation (13)        40%   -    40%                70%   -    70%
                -----------------------------------------------------------------------------------------------------------

                                                                   Impact of
                                                                Increase in Input
                                           Significant            on Estimated
                 Valuation Techniques   Unobservable Inputs      Fair Value (2)
                --------------------- ----------------------   ------------------
Fixed maturity
securities (3)
U.S. corporate    .
 and foreign        Matrix pricing    . Delta spread
 corporate.....                           adjustments (4)           Decrease
                                      .
                                        Offered quotes (5)          Increase
                  . Market            .
                    pricing             Quoted prices (5)           Increase
                  . Consensus         .
                    pricing             Offered quotes (5)          Increase
                -----------------------------------------------------------------
RMBS...........   .                   . Quoted
                    Market pricing      prices (5)                 Increase (6)
                -----------------------------------------------------------------
ABS............   .                   .
                    Market pricing      Quoted prices (5)          Increase (6)
                  . Consensus         . Offered
                    pricing             quotes (5)                 Increase (6)
                -----------------------------------------------------------------
Derivatives
Interest rate..   . Present           . Swap yield
                    value               (7)
                      techniques                                   Increase (8)
                                      .
                                        Repurchase rates (9)       Decrease (8)
                -----------------------------------------------------------------
Credit.........   . Present
                    value             .
                      techniques        Credit spreads (10)        Decrease (10)
                  . Consensus         .
                    pricing             Offered quotes (11)
                -----------------------------------------------------------------
Equity market..   . Present           . Volatility                 Increase (8)
                    value               (12)
                      techniques
                    or   option
                    pricing
                      models
                                      .
                                        Correlation (13)
                -----------------------------------------------------------------

                                                                    December 31, 2016             December 31, 2015
                                                               ---------------------------   ---------------------------
                                           Significant                            Weighted                      Weighted
                 Valuation Techniques   Unobservable Inputs        Range         Average (1)     Range         Average (1)
                --------------------- ----------------------   -------------    ------------ -------------    ------------
Embedded
 derivatives
Direct,                               .
 assumed and                            Mortality rates:
 ceded
 guaranteed       . Option
 minimum            pricing
 benefits......       techniques
                                        Ages 0 - 40              0%   -   0.09%                0%   -   0.09%
                                        Ages 41 - 60           0.04%  -   0.65%              0.04%  -   0.65%
                                        Ages 61 - 115          0.26%  -   100%               0.26%  -   100%
                                      . Lapse rates:
                                        Durations
                                      1 - 10                   0.25%  -   100%               0.25%  -   100%

                                      Durations 11 - 20          2%   -   100%                 3%   -   100%

                                      Durations 21 - 116         2%   -   100%                 3%   -   100%
                                      . Utilization
                                        rates                    0%   -    25%                 0%   -    25%
                                      . Withdrawal
                                        rates                  0.25%  -    10%               0.25%  -    10%
                                      . Long-term
                                        equity
                                          volatilities         17.40% -    25%               17.40% -    25%
                                      .
                                        Nonperformance
                                          risk spread          0.04%  -   0.57%              0.04%  -   0.52%

                                                                   Impact of
                                                                Increase in Input
                                           Significant            on Estimated
                 Valuation Techniques   Unobservable Inputs      Fair Value (2)
                --------------------- ----------------------   ------------------
Embedded
 derivatives
Direct,                               .
 assumed and                            Mortality rates:
 ceded
 guaranteed       . Option
 minimum            pricing
 benefits......       techniques
                                        Ages 0 - 40                Decrease (14)
                                        Ages 41 - 60               Decrease (14)
                                        Ages 61 - 115              Decrease (14)
                                      . Lapse rates:
                                        Durations
                                      1 - 10                       Decrease (15)

                                      Durations 11 - 20            Decrease (15)

                                      Durations 21 - 116           Decrease (15)
                                      . Utilization
                                        rates                      Increase (16)
                                      . Withdrawal
                                        rates                           (17)
                                      . Long-term
                                        equity
                                          volatilities             Increase (18)
                                      .
                                        Nonperformance
                                          risk spread              Decrease (19)

---------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 (2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

 (3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

 (4) Range and weighted average are presented in basis points.

 (5) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

 (6) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

 (7) Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curves are utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

 (8) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

 (9) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

 (10)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

 (11)As of December 31, 2016 and 2015, independent non-binding broker quotations were used in the determination of 3% and less than 1% of the total net derivative estimated fair value, respectively.

 (12)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

 (13)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

 (14)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (15)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (16)The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 (17)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

 (18)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (19)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded and assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):


-                    --------------

-                    --------------


                     Corporate (1)
-                    -------------

Balance, January 1,
 2015...............  $      2,065
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            16
Total
 realized/unrealized
 gains (losses)
 included in AOCI...          (113)
Purchases (7).......           285
Sales (7)...........          (118)
Issuances (7).......            --
Settlements (7).....            --
Transfers into
 Level 3 (8)........           202
Transfers out of
 Level 3 (8)........          (195)
                     -------------
Balance,
 December 31, 2015..  $      2,142
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....             1
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           (32)
Purchases (7).......           557
Sales (7)...........          (244)
Issuances (7).......            --
Settlements (7).....            --
Transfers into
 Level 3 (8)........           118
Transfers out of
 Level 3 (8)........          (315)
                     -------------
Balance,
 December 31, 2016..  $      2,227
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (9)................  $          3
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2015(9)............  $         11
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2016
 (9)................  $          2
                     =============
Gains (Losses) Data
 for the year ended
 December 31, 2014..
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....  $          3
Total
 realized/unrealized
 gains (losses)
 included in AOCI...  $         74

                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
-                    -----------------------------------------------------------------------------------------------------------
                     Fixed Maturity Securities
-                    --------------------------------------
                                     State and                                                                        Separate
                       Structured    Political   Foreign      Equity    Short-term        Net        Net Embedded     Account
                       Securities   Subdivision Government  Securities  Investments Derivatives (2) Derivatives (3)  Assets (4)
-                    -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
                                                             (In millions)
Balance, January 1,
 2015...............  $      1,045   $      --   $      --   $     100   $      71    $      (196)   $        (347)  $      158
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            21          --          --          11          --            (74)            (228)          (6)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           (11)         --          (3)        (10)         --              2               --           --
Purchases (7).......         1,255          13          29          --          47             22               --            3
Sales (7)...........          (360)         --          --         (16)         --             --               --           (5)
Issuances (7).......            --          --          --          --          --             --               --           --
Settlements (7).....            --          --          --          --          --             14             (472)          --
Transfers into
 Level 3 (8)........            22          --          --          19          --             --               --           --
Transfers out of
 Level 3 (8)........          (134)         --          --          (7)        (71)            --               --           (4)
                     -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
Balance,
 December 31, 2015..  $      1,838   $      13   $      26   $      97   $      47    $      (232)   $      (1,047)  $      146
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            30          --          --          --          --           (703)          (1,866)          --
Total
 realized/unrealized
 gains (losses)
 included in AOCI...            20          --          --         (11)         --              4               --           --
Purchases (7).......           576          --          --          --           3             10               --            2
Sales (7)...........          (530)         --          --         (26)         (1)            --               --         (134)
Issuances (7).......            --          --          --          --          --             --               --           --
Settlements (7).....            --          --          --          --          --            (33)            (536)          --
Transfers into
 Level 3 (8)........            12           9          --         131          --             --               --           --
Transfers out of
 Level 3 (8)........          (282)         (5)        (26)        (54)        (47)            --               --           (4)
                     -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
Balance,
 December 31, 2016..  $      1,664   $      17   $      --   $     137   $       2    $      (954)   $      (3,449)  $       10
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (9)................  $          6   $      --   $      --   $      (1)  $      --    $        (7)   $        (982)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2015(9)............  $         21   $      --   $      --   $      --   $      --    $       (64)   $        (241)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2016
 (9)................  $         28   $      --   $      --   $      --   $      --    $      (687)   $      (1,839)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Gains (Losses) Data
 for the year ended
 December 31, 2014..
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....  $         10   $      --   $      --   $      (2)  $      --    $        (4)   $        (957)  $       (1)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...  $         12   $      --   $      --   $       7   $      --    $        57    $         107   $       --

---------

(1) Comprised of U.S. and foreign corporate securities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and embedded derivatives are reported in net derivatives gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and embedded derivatives are reported in net derivative gains (losses).

  Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                                  December 31,
                                                                           ---------------------------
                                                                               2016          2015
                                                                           ------------- -------------
                                                                                  (In millions)
Assets (1)
Unpaid principal balance..................................................  $         88  $        121
Difference between estimated fair value and unpaid principal balance......            48            51
                                                                           ------------- -------------
  Carrying value at estimated fair value..................................  $        136  $        172
                                                                           ============= =============
Liabilities (1)
Contractual principal balance.............................................  $         22  $         46
Difference between estimated fair value and contractual principal balance.             1             2
                                                                           ------------- -------------
  Carrying value at estimated fair value..................................  $         23  $         48
                                                                           ============= =============

---------

(1) These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Nonrecurring Fair Value Measurements

   The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                At December 31,               Years Ended December 31,
                                         ------------------------------   --------------------------------
                                            2016        2015      2014       2016        2015       2014
                                         ----------   --------- --------- ----------  ---------  ---------
                                         Carrying Value After Measurement          Gains (Losses)
                                         ------------------------------   --------------------------------
                                                                  (In millions)
Mortgage loans (1)......................  $       3   $       3 $       3  $      --  $      --  $      --
Other limited partnership interests (2).  $       3   $       2 $      38  $      (2) $      (1) $      (6)
Other assets (3)........................  $      --   $      -- $      --  $     (11) $      --  $      --
Goodwill (4)............................  $      --   $      -- $      --  $    (381) $      --  $     (33)

--------

(1) Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2) For these cost method investments, estimated fair value is determined from information provided on the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2016 and 2015 were not significant.

(3) During the year ended December 31, 2016, the Company recognized an impairment of computer software in connection with the sale to Massachusetts Mutual Life Insurance Company ("MassMutual") of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MetLife's affiliated broker-dealer, MetLife Securities, Inc. ("MSI"), a wholly-owned subsidiary of MetLife, Inc. See Note 17.

(4) As discussed in Note 11, for the year ended December 31, 2016, the Company recorded an impairment of goodwill associated with the Run-off reporting unit.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                               December 31, 2016
                                     ----------------------------------------------------------------------
                                                              Fair Value Hierarchy
                                                   ------------------------------------------
                                                                                                 Total
                                       Carrying                                                Estimated
                                        Value        Level 1        Level 2        Level 3     Fair Value
                                     ------------- ------------ --------------- ------------- -------------
                                                                 (In millions)
Assets
Mortgage loans......................  $      8,748  $        --  $           --  $      8,893  $      8,893
Policy loans........................  $      1,093  $        --  $          746  $        431  $      1,177
Real estate joint ventures..........  $         12  $        --  $           --  $         44  $         44
Other limited partnership interests.  $         44  $        --  $           --  $         42  $         42
Premiums, reinsurance and other
 receivables........................  $      2,831  $        --  $          832  $      2,843  $      3,675
Liabilities
Policyholder account balances.......  $     14,829  $        --  $           --  $     15,975  $     15,975
Long-term debt......................  $        781  $        --  $        1,060  $         --  $      1,060
Other liabilities...................  $        194  $        --  $           27  $        167  $        194
Separate account liabilities........  $      1,110  $        --  $        1,110  $         --  $      1,110

                                                               December 31, 2015
                                     ----------------------------------------------------------------------
                                                              Fair Value Hierarchy
                                                   ------------------------------------------
                                                                                                 Total
                                       Carrying                                                Estimated
                                        Value        Level 1        Level 2        Level 3     Fair Value
                                     ------------- ------------ --------------- ------------- -------------
                                                                 (In millions)
Assets
Mortgage loans......................  $      7,090  $        --  $           --  $      7,386  $      7,386
Policy loans........................  $      1,266  $        --  $          917  $        430  $      1,347
Real estate joint ventures..........  $         23  $        --  $           --  $         65  $         65
Other limited partnership interests.  $         52  $        --  $           --  $         57  $         57
Premiums, reinsurance and other
 receivables........................  $      6,074  $        --  $           80  $      7,163  $      7,243
Liabilities
Policyholder account balances.......  $     18,968  $        --  $           --  $     20,339  $     20,339
Long-term debt......................  $        788  $        --  $        1,070  $         --  $      1,070
Other liabilities...................  $        217  $        --  $           43  $        174  $        217
Separate account liabilities........  $      1,275  $        --  $        1,275  $         --  $      1,275

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

   The Company tests goodwill for impairment during the third quarter of each year at the reporting unit level based upon best available data as of June 30 of that year. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level.

   In anticipation of the planned Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities; Life; and Run-off. As a result, the Company reallocated goodwill. In connection with the reorganization and the 2016 annual goodwill impairment test, the Company performed Step 1 of the goodwill impairment process, which requires a comparison of the estimated fair value of a reporting unit to its carrying value. To determine the estimated fair value for the Run-off reporting unit, an actuarial based approach, embedded value, was utilized to estimate the net worth of the reporting unit and the value of existing business. This actuarial based approach requires judgments and assumptions about the projected cash flows, the level of internal capital required to support the mix of business, the account value of in-force business, projections of renewal business and margins on such business, interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for this reporting unit.

   Based on a quantitative analysis performed for the Run-off reporting unit, the Company concluded that the carrying value exceeded the estimated fair value, indicating a potential for goodwill impairment. Accordingly, the Company performed Step 2 of the goodwill impairment process for the reporting unit, which compares the implied estimated fair value of the reporting unit's goodwill with its carrying value. This analysis indicated that the goodwill associated with this reporting unit was not recoverable. As a result, the Company recorded a non-cash charge of $381 million ($305 million, net of income tax) for the impairment of the entire goodwill balance, which is reported in goodwill impairment on the consolidated statements of operations for the year ended December 31, 2016.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Goodwill (continued)


   Information regarding goodwill by segment was as follows:

                                Annuities       Life         Run-off        Total
                              ------------  ------------  ------------  ------------
                                                   (In millions)
Balance at January 1, 2014
Goodwill.....................  $       427   $        66   $       493   $       986
Accumulated impairment.......         (394)          (66)           --          (460)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           33            --           493           526
Dispositions (1).............           --            --          (112)         (112)
Impairments..................          (33)           --            --           (33)
Balance at December 31, 2014.
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)           --          (493)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           --            --           381           381
Balance at December 31, 2015
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)           --          (493)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           --            --           381           381
Impairments..................           --            --          (381)         (381)
Balance at December 31, 2016
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)         (381)         (874)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........  $        --   $        --   $        --   $        --
                              ============  ============  ============  ============

---------

(1) In connection with the sale of MAL, goodwill in the Run-off reporting unit was reduced by $112 million during the year ended December 31, 2014. See
    Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Run-off reporting unit.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


12. Debt

   Long-term debt outstanding was as follows:

                                                                 December 31,
                                                            -----------------------
                                     Interest Rate Maturity    2016        2015
                                     ------------- -------- ----------- -----------
                                                                 (In millions)
Surplus note -- affiliated (1), (2).     8.60%       2038    $      744  $      750
Long-term debt -- unaffiliated (3)..     7.03%       2030            37          38
                                                            ----------- -----------
  Total long-term debt (4)..........                         $      781  $      788
                                                            =========== ===========

--------

(1) Payments of interest and principal on the affiliated surplus note, which is subordinate to all other obligations and may be made only with the prior approval of the Delaware Commissioner of Insurance (the "Delaware Commissioner").

(2) Includes $6 million of debt issuance costs at both December 31, 2016 and 2015. Debt issuance costs were reported in other assets at December 31, 2015.

(3) Principal and interest is paid quarterly.

(4) Excludes $23 million and $48 million of long-term debt relating to CSEs at December 31, 2016 and 2015, respectively. See Note 8.

   In December 2014, Brighthouse Insurance repaid in cash at maturity its $75 million 6.80% affiliated note.

   The aggregate maturities of long-term debt at December 31, 2016 were $1 million in 2017, $2 million in each of 2018, 2019, 2020 and 2021 and $772 million thereafter.

   Interest expense related to the Company's indebtedness is included in other expenses and was $67 million, $68 million and $73 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Letters of Credit

   The Company had access to unsecured revolving credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with letters of credit was $10 million, $5 million and $13 million for the years ended December 31, 2016, 2015 and 2014, respectively, and was included in other expenses. At December 31, 2016, the Company had $0 in letters of credit outstanding and the remaining availability was $3.3 billion.

13. Equity

   See Note 3 for a discussion on the Mergers.

Common Stock

   In August 2014, MetLife Insurance Company of Connecticut, the predecessor to MetLife USA, redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group, LLC, an affiliate.

Capital Contributions

   In February 2016, Brighthouse Life Insurance Company received a capital contribution of $1.5 billion in cash from MetLife, Inc.

   In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Statutory Equity and Income

   The state of domicile of Brighthouse Life Insurance Company imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratio for Brighthouse Life Insurance Company was in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of Brighthouse Life Insurance Company.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by Brighthouse Life Insurance Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   The tables below present amounts from Brighthouse Life Insurance Company, which are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

   Statutory net income (loss) was as follows:

                                                         Years Ended December 31,
                                                        --------------------------
 Company                              State of Domicile  2016    2015      2014
----------------------------------- ------------------- ------ -------  ----------
                                                              (In millions)
Brighthouse Life Insurance Company.      Delaware       $1,186 $(1,022) $    1,543

   Statutory capital and surplus was as follows at:

                                                   December 31,
                                               ---------------------
            Company                               2016       2015
           ----------------------------------- ---------- ----------
                                                   (In millions)
           Brighthouse Life Insurance Company. $    4,374 $    5,942

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Dividend Restrictions

   Under Delaware Insurance Code, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). Brighthouse Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2016 and 2015, Brighthouse Life Insurance Company paid dividends to MetLife, Inc. in the amount of $261 million and $500 million, respectively.

   Based on amounts at December 31, 2016, Brighthouse Life Insurance Company could pay a dividend to MetLife, Inc. in 2017 of $473 million without prior approval of the Delaware Commissioner.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes on the balances of each component of AOCI was as follows:

                                                          Unrealized                             Foreign
                                                       Investment Gains     Unrealized Gains    Currency
                                                       (Losses), Net of       (Losses) on      Translation
                                                       Related Offsets (1)     Derivatives      Adjustments       Total
                                                     ---------------------  ----------------  -------------  ------------
                                                                                 (In millions)
Balance at January 1, 2014..........................       $           916      $         25    $        39  $        980
OCI before reclassifications........................                 2,301               242            (56)        2,487
Deferred income tax benefit (expense)...............                  (707)              (85)             4          (788)
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 2,510               182            (13)        2,679
Amounts reclassified from AOCI......................                   (28)                2             --           (26)
Deferred income tax benefit (expense)...............                     8                (1)            --             7
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                   (20)                1             --           (19)
                                                     ---------------------  ----------------  -------------  ------------
Sale of subsidiary (2)..............................                  (320)               --              6          (314)
Deferred income tax benefit (expense)...............                    80                --             --            80
                                                     ---------------------  ----------------  -------------  ------------
  Sale of subsidiary, net of income tax.............                  (240)               --              6          (234)
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2014........................                 2,250               183             (7)        2,426
OCI before reclassifications........................                (1,370)               92            (28)       (1,306)
Deferred income tax benefit (expense)...............                   506               (32)             9           483
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 1,386               243            (26)        1,603
Amounts reclassified from AOCI......................                    46                (6)            --            40
Deferred income tax benefit (expense)...............                   (17)                2             --           (15)
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                    29                (4)            --            25
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2015........................                 1,415               239            (26)        1,628
OCI before reclassifications........................                  (348)               68             (3)         (283)
Deferred income tax benefit (expense)...............                   110               (24)            --            86
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 1,177               283            (29)        1,431
Amounts reclassified from AOCI......................                    (1)              (43)            --           (44)
Deferred income tax benefit (expense)...............                    --                15             --            15
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                    (1)              (28)            --           (29)
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2016........................       $         1,176      $        255    $       (29) $      1,402
                                                     =====================  ================  =============  ============

---------------
(1) See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) See Note 4.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                    Consolidated Statements of Operations
                                                                                      and Comprehensive Income (Loss)
 AOCI Components                                  Amounts Reclassified from AOCI                 Locations
---------------------------------------    ---------------------------------------  -------------------------------------
                                                   Years Ended December 31,
                                           ---------------------------------------
                                                 2016          2015         2014
                                           ------------  -----------  ------------
                                                        (In millions)
Net unrealized investment gains
 (losses):
 Net unrealized investment gains
   (losses)............................... $         (6) $       (48) $         13     Net investment gains (losses)
 Net unrealized investment gains
   (losses)...............................            1           12            11     Net investment income
 Net unrealized investment gains
   (losses)...............................            6          (10)            4     Net derivative gains (losses)
                                           ------------  -----------  ------------
   Net unrealized investment gains
    (losses), before income tax...........            1          (46)           28
   Income tax (expense) benefit...........           --           17            (8)
                                           ------------  -----------  ------------
   Net unrealized investment gains
    (losses), net of income tax........... $          1  $       (29) $         20
                                           ============  ===========  ============
Unrealized gains (losses) on
 derivatives - cash flow hedges:
 Interest rate swaps...................... $         33  $         1  $          1     Net derivative gains (losses)
 Interest rate swaps......................            3            1             1     Net investment income
 Interest rate forwards...................            2            2             1     Net derivative gains (losses)
 Interest rate forwards...................            2            2             1     Net investment income
 Foreign currency swaps...................            3           --            (6)    Net derivative gains (losses)
                                           ------------  -----------  ------------
   Gains (losses) on cash flow hedges,
   before income tax......................           43            6            (2)
   Income tax (expense) benefit...........          (15)          (2)            1
                                           ------------  -----------  ------------
   Gains (losses) on cash flow hedges,
   net of income tax...................... $         28  $         4  $         (1)
                                           ============  ===========  ============
Total reclassifications, net of income
 tax...................................... $         29  $       (25) $         19
                                           ============  ===========  ============

14. Other Expenses

   Information on other expenses was as follows:

                                                              Years Ended December 31,
                                                      ----------------------------------------
                                                             2016          2015          2014
                                                      ------------  ------------  ------------
                                                                    (In millions)
Compensation......................................... $        346  $        472  $        320
Commissions..........................................          542           650           492
Volume-related costs.................................          170           134           170
Affiliated expenses on ceded and assumed reinsurance.          314           205           325
Capitalization of DAC................................         (282)         (325)         (279)
Interest expense on debt.............................           70            76           109
Premium taxes, licenses and fees.....................           56            67            53
Professional services................................           84            21            58
Rent and related expenses............................           45            53            41
Other................................................          393           369           475
                                                      ------------  ------------  ------------
  Total other expenses............................... $      1,738  $      1,722  $      1,764
                                                      ============  ============  ============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Other Expenses (continued)


Capitalization of DAC

   See Note 6 for additional information on the capitalization of DAC.

Interest Expense on Debt

   Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

   Commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

15. Income Tax

   The provision for income tax was as follows:

                                                            Years Ended December 31,
                                                    ----------------------------------------
                                                          2016          2015          2014
                                                    ------------  ------------  ------------
                                                                  (In millions)
Current:
  Federal.......................................... $        (57) $        281  $       (364)
  Foreign..........................................            6            --             6
                                                    ------------  ------------  ------------
    Subtotal.......................................          (51)          281          (358)
                                                    ------------  ------------  ------------
Deferred:
  Federal..........................................       (1,720)          (66)          355
  Foreign..........................................           --            --            (2)
                                                    ------------  ------------  ------------
    Subtotal.......................................       (1,720)          (66)          353
                                                    ------------  ------------  ------------
     Provision for income tax expense (benefit).... $     (1,771) $        215  $         (5)
                                                    ============  ============  ============

   The Company's income (loss) before income tax expense (benefit) from domestic and foreign operations were as follows:

                                    Years Ended December 31,
                             -------------------------------------
                                   2016        2015         2014
                             -----------  ----------- ------------
                                         (In millions)
             Income (loss):
              Domestic...... $    (4,720) $     1,041 $       (174)
              Foreign.......          12           13          464
                             -----------  ----------- ------------
                Total....... $    (4,708) $     1,054 $        290
                             ===========  =========== ============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                           Years Ended December 31,
                                                    -------------------------------------
                                                          2016         2015         2014
                                                    -----------  -----------  -----------
                                                                (In millions)
Tax provision at U.S. statutory rate............... $    (1,648) $       369  $       102
Tax effect of:
  Dividend received deduction......................        (105)        (127)        (114)
  Prior year tax...................................          23           (4)         (20)
  Tax credits......................................         (20)         (16)         (14)
  Foreign tax rate differential....................           2           (5)          --
  Goodwill impairment..............................         (20)          --           12
  Sale of subsidiary...............................          (6)          --           24
  Other, net.......................................           3           (2)           5
                                                    -----------  -----------  -----------
     Provision for income tax expense (benefit).... $    (1,771) $       215  $        (5)
                                                    ===========  ===========  ===========

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                           December 31,
                                                      ---------------------
                                                           2016       2015
                                                      ---------- ----------
                                                          (In millions)
   Deferred income tax assets:
     Policyholder liabilities and receivables........ $    2,841 $    1,638
     Investments, including derivatives..............        373         --
     Tax credit carryforwards........................        180        168
     Other...........................................         52         39
                                                      ---------- ----------
       Total deferred income tax assets..............      3,446      1,845
                                                      ---------- ----------
   Deferred income tax liabilities:
     Investments, including derivatives..............         --        132
     Intangibles.....................................        391        521
     Net unrealized investment gains.................        736        837
     DAC.............................................      1,301      1,158
                                                      ---------- ----------
       Total deferred income tax liabilities.........      2,428      2,648
                                                      ---------- ----------
        Net deferred income tax asset (liability).... $    1,018 $     (803)
                                                      ========== ==========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes as of December 31, 2016.

                                 Tax Credit Carryforwards
                  -------------------------------------------------------
                    General Business
                       Credits        Foreign Tax Credits        Other
                  ------------------ -------------------- ---------------
                                       (In millions)
      Expiration
      2017-2021..    $            --     $             -- $            --
      2022-2026..                 --                   35              --
      2027-2031..                 --                   --              --
      2032-2036..                  7                   --              --
      Indefinite.                 --                   --             145
                  ------------------ -------------------- ---------------
                     $             7     $             35 $           145
                  ================== ==================== ===============

   The Company currently participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $490 million and $14 million for the years ended December 31, 2016 and 2015 respectively.

   The Company also files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities for all open years and any future resolve is not expected to have a material impact on the Company's financial statements.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                               -------------------------------------
                                                                                     2016         2015         2014
                                                                               -----------  -----------  -----------
                                                                                           (In millions)
Balance at January 1,......................................................... $        42  $        38  $        26
Additions for tax positions of prior years....................................           1            5           15
Reductions for tax positions of prior years...................................          (9)          --           (5)
Additions for tax positions of current year...................................           5            3            2
Settlements with tax authorities..............................................          (2)          (4)          --
                                                                               -----------  -----------  -----------
Balance at December 31,....................................................... $        37  $        42  $        38
                                                                               ===========  ===========  ===========
Unrecognized tax benefits that, if recognized would impact the effective rate. $        37  $        32  $        28
                                                                               ===========  ===========  ===========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   Interest was as follows:

                                                                      Years Ended December 31,
                                                                  ---------------------------------
                                                                    2016       2015        2014
                                                                  --------- ---------- ------------
                                                                            (In millions)
Interest recognized on the consolidated statements of operations.  $      1  $      --  $        --

                                                                                December 31,
                                                                           -----------------------
                                                                              2016        2015
                                                                           ----------- -----------
                                                                                (In millions)
Interest included in other liabilities on the consolidated balance sheets.  $        1  $        2

   The Company had no penalties for each of the years ended December 31, 2016, 2015 and 2014.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2016, 2015 and 2014, the Company recognized an income tax benefit of $84 million, $138 million and $135 million, respectively, related to the separate account DRD. The 2016 benefit included an expense of $21 million related to a true-up of the 2015 tax return. The 2015 and 2014 benefit included a benefit of $12 million and $21 million related to a true-up of the 2014 and 2013 tax returns, respectively.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2016.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2016, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Unclaimed Property Litigation

      On November 14, 2012, the West Virginia Treasurer filed an action against MetLife Investors USA Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. MetLife Investors USA Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-363) alleging that MetLife Investors USA Insurance Company violated the West Virginia Uniform Unclaimed Property Act (the "Act"), seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On December 28, 2012, the Treasurer filed a substantially identical suit against MetLife Insurance Company of Connecticut (West Virginia ex rel. John
   D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County, Civil Action No. 12-C-430). On January 31, 2017, the parties entered into a settlement agreement resolving these actions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Other Litigation

    Thrivent Financial for Lutherans v. MetLife Insurance Company USA, (E.D. Wis., filed September 12, 2016)

       Plaintiff filed a complaint against MetLife USA contending that its use of the Brighthouse Financial trademark and logo will infringe on its trademarks. Alleging violations of federal and state law, plaintiff sought preliminary and permanent injunctions, compensatory damages, and other relief. On December 23, 2016, plaintiff filed an amended complaint adding Brighthouse Financial, Inc. as an additional defendant. The parties have resolved this matter, and the action was voluntarily dismissed on February 15, 2017.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made on its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for on the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

     Assets and liabilities held for insolvency assessments were as follows:

                                                                          December 31,
                                                                          ------------
                                                                          2016   2015
                                                                          ----   -----
                                                                          (In millions)
 Other Assets:
   Premium tax offset for future discounted and undiscounted assessments.  $12   $  13
   Premium tax offsets currently available for paid assessments..........    7      10
                                                                          ----   -----
 Total...................................................................  $19   $  23
                                                                          ====   =====
 Other Liabilities:
   Insolvency assessments................................................  $16   $  17
                                                                          ====   =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


Commitments

 Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $335 million and $124 million at December 31, 2016 and 2015, respectively.

 Commitments to Fund Partnership Investments and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.3 billion and $1.0 billion at December 31, 2016 and 2015, respectively.

 Other Commitments

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At both December 31, 2016 and 2015, the Company had agreed to fund up to $20 million of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $222 million, with a cumulative maximum of $228 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2016 and 2015, for indemnities, guarantees and commitments.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


17. Related Party Transactions

   The Company has various existing relationships with MetLife for services necessary to conduct its activities.

Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with MetLife (excluding broker-dealer transactions) for the years indicated:

                        Years Ended December 31, Years Ended December 31,
                        ---------------------    ------------------------
                         2016     2015    2014     2016      2015   2014
                        -----    -----  -------  ---------   ----   ----
                                Income                 Expense
                        ---------------------    ------------------------
                                      (In millions)
               MetLife. $(602)   $(199) $(1,042) $   (265)   $511   $539

   The following table summarizes assets and liabilities from transactions with MetLife (excluding broker-dealer transactions) at:

                               At December 31, At December 31,
                               --------------  ---------------
                                2016    2015    2016    2015
                               ------  ------- ------  ------
                                   Assets       Liabilities
                               --------------  ---------------
                                      (In millions)
                      MetLife. $8,972  $12,277 $9,518  $9,479

   The material arrangements between the Company and MetLife are as follows:

 Reinsurance Agreements

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, GALIC, MetLife Europe d.a.c., MRV, DELAM and ALICO, all of which are related parties. See Note 7 for further discussion of the affiliated reinsurance agreements.

 Financing Arrangements

     The Company has financing arrangements with MetLife that are used to support reinsurance obligations arising under affiliated reinsurance agreements. The Company recognized interest expense for affiliated debt of $65 million, $64 million and $70 million, for the years ended December 31, 2016, 2015 and 2014, respectively. See Note 12 for further discussion of the related party financing arrangements.

  Investment Transactions

     The Company has extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from MetLife affiliates. See Note 8 for further discussion of the related party investment transactions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Related Party Transactions (continued)


 Shared Services and Overhead Allocations

     MetLife provides the Company certain services, which include, but are not limited to, executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology, distribution services and investor relations. The Company is charged for these services based on direct and indirect costs. When specific identification is not practicable, an allocation methodology is used, primarily based on sales, in-force liabilities, or headcount. For certain agreements, charges are based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with MetLife related to these arrangements, recorded in other operating expenses, were $820 million, $1.0 billion and $985 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

Broker-Dealer Transactions

   The Company accrues related party revenues and expenses arising from transactions with MetLife's broker-dealers whereby the MetLife broker-dealers sell the Company's variable annuity and life products. The affiliated revenue for the Company is fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. The affiliated expense for the Company is commissions collected on the sale of variable products by the Company and passed through to the broker-dealer.

   The following table summarizes income and expense from transactions with related broker-dealers for the years indicated:

                                     Years Ended December 31, Years Ended December 31,
                                     ------------------------ ------------------------
                                     2016     2015    2014    2016     2015    2014
                                     ----     ----    ----    ----     ----    ----
                                       Fee Income             Commission Expense
                                     ------------------------ ------------------------
                                             (In millions)
             MetLife broker-dealers. $192     $208    $202    $606     $612    $572

   The following table summarizes assets and liabilities from transactions with affiliated broker-dealers as follows:

                                          At December 31,        At December 31,
                                          ---------------        ---------------
                                          2016           2015    2016         2015
                                          ----           ----    ----         ----
                                          Fee Income Receivables Secured Demand Notes
                                          ---------------        ---------------
                                             (In millions)
                  MetLife broker-dealers.  $18            $18     $20          $20

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


18. Subsequent Events

   Effective January 1, 2017, the Company executed a novation and assignment agreement whereby it will replace MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by Brighthouse NY and NELICO. This novation and assignment resulted in an increase in cash and cash equivalents of approximately $34 million, an increase in future policy benefits of approximately $79 million, an increase in policyholder account balances of approximately $387 million and a decrease in other liabilities of approximately $427 million. The Company will recognize no gain or loss as a result of this transaction.

   Effective January 1, 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. This recapture resulted in a decrease in investments and cash and cash equivalents of approximately $568 million, a decrease in future policy benefits of approximately $106 million, and a decrease in policyholder account balances of approximately $460 million. The Company will recognize a loss of approximately $2 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2016

                                 (In millions)

                                                                                    Amount at
                                                     Cost or       Estimated Fair Which Shown on
                                                Amortized Cost (1)     Value      Balance Sheet
Types of Investments                           ------------------- -------------- ---------------
Fixed maturity securities:
 Bonds:
   U.S. government and agency securities......    $       10,517    $      11,550  $       11,550
   State and political subdivision securities.             2,633            2,914           2,914
   Public utilities...........................             1,637            1,815           1,815
   Foreign government securities..............               946            1,046           1,046
   All other corporate bonds..................            21,214           21,912          21,912
                                               ------------------- -------------- ---------------
     Total bonds..............................            36,947           39,237          39,237
 Mortgage-backed and asset-backed securities..            12,121           12,214          12,214
 Redeemable preferred stock...................               244              334             334
                                               ------------------- -------------- ---------------
       Total fixed maturity securities........            49,312           51,785          51,785
                                               ------------------- -------------- ---------------
Equity securities:
 Common stock:
   Industrial, miscellaneous and all other....                98              116             116
   Public utilities...........................                --                2               2
   Banks, trust and insurance companies.......                 2                5               5
 Non-redeemable preferred stock...............               180              177             177
                                               ------------------- -------------- ---------------
     Total equity securities..................               280              300             300
                                               ------------------- -------------- ---------------
Mortgage loans................................             8,884                            8,884
Policy loans..................................             1,093                            1,093
Real estate and real estate joint ventures....               215                              215
Other limited partnership interests...........             1,639                            1,639
Short-term investments........................               926                              926
Other invested assets.........................             3,887                            3,887
                                               -------------------                ---------------
        Total investments.....................    $       66,236                   $       68,729
                                               ===================                ===============

---------
(1) Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                Future Policy
                      DAC     Benefits and Other Policyholder
                      and       Policy-Related     Account        Unearned       Unearned
 Segment               VOBA        Balances        Balances   Premiums (1), (2) Revenue (1)
------------------ ---------- ------------------ ------------ ----------------- -----------
2016
Annuities......... $    4,521       $      7,251  $    24,265       $        -- $        83
Life..............        504              3,871        2,816                12          53
Run-off...........        112             16,522        8,505                --          44
Corporate & Other.        137              7,424            1                 6          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    5,274       $     35,068  $    35,587       $        18 $       180
                   ========== ================== ============ ================= ===========
2015
Annuities......... $    3,510       $      6,395  $    20,975       $        -- $        93
Life..............        680              4,438        2,667                12          52
Run-off...........        510             15,446       12,017                --          43
Corporate & Other.        109              7,164            2                 6          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    4,809       $     33,443  $    35,661       $        18 $       188
                   ========== ================== ============ ================= ===========
2014
Annuities......... $    3,548       $      5,205  $    20,161       $        -- $        98
Life..............        680              3,968        2,658                 9          48
Run-off...........        601             15,860       12,666                --          58
Corporate & Other.         61              6,766            1                 5          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    4,890       $     31,799  $    35,486       $        14 $       204
                   ========== ================== ============ ================= ===========

---------
(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                                        Policyholder
                      Premiums and                   Benefits and Claims
                     Universal Life        Net      and Interest Credited                   Other
                   and Investment-Type  Investment     to Policyholder    Amortization of Operating
 Segment           Product Policy Fees  Income (1)    Account Balances     DAC and VOBA   Expenses
------------------ ------------------- ------------ --------------------- --------------- ----------
2016
Annuities.........      $        2,593 $      1,290      $          2,288    $      (825) $      866
Life..............                 333          275                   330             239        300
Run-off...........                 579        1,135                 1,256             392        347
Corporate & Other.                 112           12                    67              22        225
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        3,617 $      2,712      $          3,941          $(172) $    1,738
                   =================== ============ ===================== =============== ==========
2015
Annuities.........      $        3,142 $      1,120      $          2,218    $        358 $      892
Life..............                 431          277                   355             128        288
Run-off...........                 552        1,270                   954              86        368
Corporate & Other.                 248         (52)                   206              23        174
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        4,373 $      2,615      $          3,733    $        595 $    1,722
                   =================== ============ ===================== =============== ==========
2014
Annuities.........      $        3,374 $      1,114      $          2,536    $        705 $      939
Life..............                 282          281                   291             172        278
Run-off...........                 447        1,358                   944              91        345
Corporate & Other.                 242         (84)                    55              22        202
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        4,345 $      2,669      $          3,826    $        990 $    1,764
                   =================== ============ ===================== =============== ==========

---------

(1)See Note 2 of the Notes to the Consolidated Financial Statements for information on certain segment reporting changes which were retrospectively applied.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2016, 2015 and 2014

                             (Dollars in millions)

                                                                                     % Amount
                             Gross Amount      Ceded       Assumed    Net Amount  Assumed to Net
                             ------------- ------------- ----------- ------------ --------------
2016
Life insurance in-force.....  $    559,458  $    483,391  $    7,006  $    83,073            8.4%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      1,894  $      1,057  $       76  $       913            8.3%
Accident & health insurance.           223           218           3            8           37.5%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,117  $      1,275  $       79  $       921            8.6%
                             ============= ============= =========== ============
2015
Life insurance in-force.....  $    538,086  $    497,017  $   94,863  $   135,932           69.8%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      2,046  $        916  $      288  $     1,418           20.3%
Accident & health insurance.           235           229           9           15           60.0%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,281  $      1,145  $      297  $     1,433           20.7%
                             ============= ============= =========== ============
2014
Life insurance in-force.....  $    489,194  $    450,342  $   52,728  $    91,580           57.6%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      1,995  $        943  $       94  $     1,146            8.2%
Accident & health insurance.           231           225          --            6            0.0%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,226  $      1,168  $       94  $     1,152            8.2%
                             ============= ============= =========== ============

--------

(1)Includes annuities with life contingencies.

   For the year ended December 31, 2016, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $311.0 billion and $7.0 billion, respectively, and life insurance premiums of $928 million and $34 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $321.0 billion and $86.4 billion, respectively, and life insurance premiums of $783 million and $227 million, respectively. For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C



                               OTHER INFORMATION
-----------------



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)        Financial Statements

   The financial statements and financial highlights of each of the Subaccounts of the Separate Account are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Statements of Assets and Liabilities as of December 31, 2016

   (3)   Statements of Operations for the year ended December 31, 2016

   (4) Statements of Changes in Net Assets for the years ended December 31, 2016 and 2015


   (5)   Notes to the Financial Statements

   The consolidated financial statements and financial statement schedules of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Consolidated Balance Sheets as of December 31, 2016 and 2015

   (3) Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014



   (4) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2016, 2015 and 2014

   (5) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2016, 2015 and 2014

   (6) Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015 and 2014


   (7)   Notes to the Consolidated Financial Statements

   (8)   Financial Statement Schedules


(b)        Exhibits

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


1(a). Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4 EL, File Nos. 033-65343/811-07465, filed December 22, 1995.)



1(b). Resolution of The MetLife Insurance Company of Connecticut Board of Directors, dated March 24, 2008, authorizing the combining of MetLife of CT Fund ABD for Variable Annuities into MetLife of CT Separate Account Eleven for Variable Annuities. (Incorporated herein by reference to Exhibit 1(b) to Pre-Effective Amendment No. 1 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152232/811-21262, filed November 20, 2008.)



1(c). Resolution of MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication). (Incorporated herein by reference to Exhibit 2(c)to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)



2.                    Not Applicable


3(a). Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 1 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152232/811-21262, filed April 7,
                      2009.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


3(a)(i). Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 14, 2014). (Incorporated herein by reference to Exhibit 3(i)(b) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed on November 17,
                      2014.)


3(a)(ii) Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). (Incorporated herein by reference to
                      Exhibit 3(a)(ii) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 6, 2016.)


3(b). Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4,
                      2007.)


3(c).                 Master Retail Sales Agreement (MLIDC) (9-2012).
                      (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 3, 2013.)


3(d). Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)



3(e). Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). (Incorporated herein by reference to Exhibit 3(f) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5,
                      2017.)


3(f).                 Brighthouse Securities, LLC Sales Agreement.
                      (Incorporated herein by reference to Exhibit 3(g) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 5, 2017.)


4(a). Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File No. 033-65343, filed June 17, 1996.)


4(b).                 Form of Guaranteed Minimum Withdrawal Rider.
                      (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed November 19, 2004.)



4(c). Company Name Change Endorsement The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


4(c)(i)               Company Name Change Endorsement (6-E120-14).
                      )Incorporated herein by reference to Exhibit 4(a)(i) to the Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)


4(d). Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4(d) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


4(e). Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)



4(f). 403(b) Nationwide Tax Sheltered Annuity Endorsement (L-22487 (12/08)). (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 6, 2010.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------



4(g).                 401(a)/403(a) Plan Endorsement (L-22492 (5/11)).
                      (Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File Nos. 333-152189/811-21262,
                      filed April 4, 2012.)



4(h).                 Company Name Change Endorsement (6-E120-14).
                      (Incorporated herein by reference to Exhibit 4(a)(i) to MetLife USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)



4(i) Company Name Change Endorsement (effective March 6, 2017) (5-E132-6). (Incorporated herein by reference to Exhibit 4(i) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)



5. Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)


6(a). Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 17, 2014). (Incorporated herein by reference to Exhibit 6(i) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365,
                      filed November 17, 2014.)


6(b). Copy of the By-Laws of the Company. (Incorporated herein by reference to Exhibit 6(ii) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)



6(c). Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective December 6,
                      2016). (Incorporated herein by reference to Exhibit 6(e) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2017.)


6(d).                 Copy of Amended and Restated By-Laws of the Company.
                      (Incorporated herein by reference to Exhibit 6(f) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 5, 2017.)



7(a). Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)


7(b). Automatic Reinsurance Agreement between MetLife Insurance Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(b) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


7(c). Automatic Reinsurance Agreement between MetLife Life and Annuity Company of Connecticut and Exeter Reassurance Company, Ltd. (effective April 1, 2006). (Incorporated herein by reference to Exhibit 7(c) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4,
                      2012.)


7(d). Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company (Treaty #20176). (Incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 4, 2014.)


7(e). Amendment to the Automatic Reinsurance Agreement effective as of April 1, 2006 between MetLife Insurance Company of Connecticut and Exeter Reassurance Company Ltd. (effective January 1, 2014). (Incorporated herein by reference to Exhibit 7(e) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


7(f). Amended and Restated Indemnity Retrocession Agreement Coverage effective as of April 1, 2006 between MetLife Insurance Company USA and Catalyst Re Ltd. (Incorporated herein by reference to Exhibit 7(f) to Post-Effective Amendment No. 25 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8,
                      2015.)


7(g). Partition and Novation Agreement by and between MetLife Insurance Company of Connecticut, Connecticut General Life Insurance Company and Metropolitan Life Insurance Company (effective January 1, 2014). (Incorporated herein by reference to Exhibit 7(g) to Post-Effective Amendment No. 7 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152232/811-21262, filed on April 8, 2015.)


7(h). Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of April 1, 2006 between MetLife Insurance Company USA and Catalyst Re., Ltd. (effective July 31, 2015) (Incorporated herein by reference to Exhibit 7(g) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4 File Nos. 333-101778/811-21262, filed on April 6, 2016.)


8(a). Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut effective August 31, 2007. (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Nine for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed October 31,
                      2007.)


8(a)(i). Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 by and among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(b)(iii) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)



8(a)(ii).             Participation Agreement among Brighthouse Funds Trust II,
                      Brighthouse Investment Advisers, LLC, Brighthouse
                      Securities, LLC and Brighthouse Life Insurance Company
                      (effective March 6, 2017). . (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment
                      No. 27 to Brighthouse Separate Account Eleven for
                      Variable Annuities' Registration Statement on Form N-4,
                      File Nos. 333-101778/811-21262, filed April 5, 2017.)




8(b). Participation Agreement among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)



8(b)(i). First Amendment dated May 1, 2009 to the Participation Agreement dated November 1, 2005 by and among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-Effective Amendment No. 4 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 4, 2012.)


8(b)(ii).             Amendment dated April 30, 2010 to the Participation
                      Agreement dated November 1, 2005 by and among Met
                      Investors Series Trust, MetLife Advisers, LLC, MetLife
                      Investors Distribution Company and MetLife Insurance
                      Company of Connecticut. (Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective Amendment No. 4 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 4, 2012.)



8(b)(iii).            Amendment to Participation Agreement among Met Investors
                      Series Trust, MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed
                      November 17, 2014.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------



8(b)(iv).             Participation Agreement among Brighthouse Funds Trust I,
                      Brighthouse Investment Advisers, LLC, Brighthouse
                      Securities, LLC and Brighthouse Life Insurance Company
                      (effective March 6, 2017). . (Incorporated herein by reference to Exhibit 8(b)(iv) to Post-Effective Amendment
                      No. 27 to Brighthouse Separate Account Eleven for
                      Variable Annuities' Registration Statement on Form N-4,
                      File Nos. 333-101778/811-21262, filed April 5, 2017.)


8(c). Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28,
                      2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed April 7, 2009.)




8(c)(i). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152194/811-21262,
                      filed April 5, 2011.)



8(c)(ii) Amendment No. 7 to the Participation Agreement Among MetLife Insurance Company of Connecticut, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (effective November 17, 2014). (Incorporated herein by reference to
                      Exhibit 8(iii)(c) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed November 17, 2014.)


8(c)(iii)             Eigth Amendment to the Participation Agreement between
                      MetLife Insurance Company USA, American Funds Insurance
                      Series, American Funds Distributors, Inc. and Capital
                      Research and Management Company dated May 15, 2015.
                      (Incorporated herein by reference to Exhibit 8(e)(iii) to Post-Effective Amendment No. 26 to MetLife of CT Separate
                      Account Eleven for Variable Annuities' Registration
                      Statement on Form N-4, File Nos. 333-101778/811-21262
                      filed on April 6, 2016.)



8(c)(iv) Ninth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated November 19, 2014. (Incorporated herein by reference to Exhibit 8(e)(iv) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed on April 6, 2016.)


8(d). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)


8(d)(i). Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2011.)



8(d)(ii).             Participation Agreement Addendum effective May 1, 2011
                      Among Franklin Templeton Variable Insurance Products
                      Trust, Franklin/Templeton Distributors, Inc., MetLife
                      Insurance Company of Connecticut and MetLife Investors
                      Distribution Company. (Incorporated herein by reference to Exhibit 8(d)(ii) to Post-Effective Amendment No. 4 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 4, 2012.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------



8(d)(iii).            Amendment dated January 15, 2013 to the Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective
                      Amendment No. 23 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form
                      N-4, File Nos. 333-101778/811-21262, filed April 3,
                      2013.)



8(d)(iv) Amendment No. 7 to the Amended and Restated Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(ii)(e) to MetLife Investors Variable Annuity Account One's Registration Statement on Form N-4, File Nos. 333-200247/811-05200, filed November 17, 2014.)



8(d)(v) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). (Incorporated herein by reference to Exhibit 8(i)(v) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 6,
                      2016.)



8(e). Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7,
                      2009.)



8(e)(i). Amendment dated April 30, 2010 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2011.)



8(e)(ii) Second Amendment to Participation Agreement Among Legg Mason Investors Services, LLC, Legg Mason Partners Fund advisor, LLC, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust and MetLife Insurance Company of Connecticut (effective November 17, 2014.) (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200237/811-03365, filed on November 17, 2014.)



8(f). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, The Universal Institutional Funds, Inc., Morgan Stanley Investment Management, Inc. and Morgan Stanley Distributors Inc. effective May 1, 2005 and an Amendment to the Amended and Restated Participation Agreement (effective November 10, 2008.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 1 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152232/811-21262, filed April 7,
                      2009.)



8(f)(i). Amendment to Participation Agreement with The Universal Institutional Funds, Inc. (effective November 14, 2014). (Incorporated herein by reference to Exhibit 8(viii)(b) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200323/811-03365, filed November 17, 2014.)



8(f)(ii) Amendment No. 3 dated June 11, 2015 to the Participation Agreement dated May 1, 2005 between MetLife Insurance Company USA, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management, Inc. (Incorporated herein by reference to Exhibit 8(f)(ii) to Post-Effective Amendment No. 8 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152232/811-21262, filed on April 6, 2016.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------



8(g). Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003, December 8, 2004, October 1, 2005, June 18,
                      2007 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 7, 2009.)




8(g)(i). Summary Prospectus Agreement among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2011.)



8(g)(ii).             Amendment No. 5 to the Participation Agreement, as
                      Previously Amended Among MetLife Insurance Company of
                      Connecticut, Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective November
                      17, 2014.) (Incorporated herein by reference to Exhibit
                      8(vii)(c) to MetLife Investors Variable Annuity Account
                      One's Registration Statement on Form N-4, File Nos. 333-
                      200247/811-05200, filed on November 17, 2014.)



8(g)(iii).            Amendments to the Participation Agreement Among MetLife
                      Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products
                      Funds and Fidelity Distributors Corporation (effective
                      June 1, 2015, April 28, 2008, May 16, 2007 and October 1,
                      2005). (Incorporated herein by reference to Exhibit
                      8(l)(iii) to Post-Effective Amendment No. 27 to
                      Brighthouse Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-101778/811-21262, filed on April 5, 2017.)



8(h). Participation Agreement Among Trust for Advised for Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and MetLife Insurance Company USA (effective November 17, 2014). (Incorporated herein by reference to
                      Exhibit 8(n) to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)


8(i). Participation Agreement Among AIM Variable Insurance Funds, AIM Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC, effective October 1, 2000 and Amendments to the Participation Agreement (respectively effective May 1, 2003, March 31, 2005 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(c) to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 7, 2008.)


8(i)(i). Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 2000 by and Among AIM Variable Insurance Funds, AIM Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(c)(i) to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 21 to the Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 5, 2011.)


8(i)(ii).             Amendment dated April 30, 2010 to the Participation
                      Agreement dated October 1, 2000 between AIM Variable
                      Insurance Funds (Invesco Variable Insurance Funds)
                      ("AVIF"), Invesco Distributors, Inc. and MetLife
                      Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(c)(ii) to MetLife of CT Separate
                      Account Eleven for Variable Annuities' Post-Effective
                      Amendment No. 21 to the Registration Statement on Form
                      N-4, File Nos. 333-101778/811-21262, filed April 5,
                      2011.)


8(i)(iii).            Amendment to Participation Agreement with AIM Variable
                      Insurance Funds (Invesco Variable Insurance Funds) and
                      Invesco Distributors, Inc. (effective November 17, 2014).
                      (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife Investors Variable Annuity Account One's
                      Registration Statement on Form N-4, File Nos. 333-
                      200247/811-05200, filed on November 17, 2014.)


8(j). Participation Agreement by and among The Alger Portfolios, MetLife Insurance Company USA and Fred Alger & Company, Inc. (effective November 17, 2014).

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      (Incorporated herein by reference to Exhibit 8(i) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200240/811-03365,
                      filed November 17, 2014.)



9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Pre-Effective Amendment No. 1 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152232/811-21262, filed November 20, 2008.)



10. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)


11.                   Not Applicable


12.                   Not Applicable



13. Powers of Attorney for Eric T. Steigerwalt, Anant Bhalla, Myles Lambert, Kieran Mullins, John L. Rosenthal and Lynn
                      A. Dumais. (Filed herewith.)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

     Brighthouse Life Insurance Company

     11225 North Community House Road
     Charlotte, North Carolina 28277



NAME AND PRINCIPAL     POSITIONS AND OFFICES
BUSINESS ADDRESS       WITH DEPOSITOR
--------------------   ----------------------



Eric T. Steigerwalt                 Director, Chairman of the Board, President and Chief Executive
Gragg Building                      Officer
11225 North Community House Road
Charlotte, NC 28277





Anant Bhalla                        Director and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Kieran Mullins                      Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960





Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277





Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277

Mark Davis                          Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Andrew DeMarco                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





David Dooley             Vice President and Chief Accounting Officer
334 Madison Avenue
Morristown, NJ 07960





Meghan Doscher                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Tara Figard                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jason Frain                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277





James Hamalainen                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Timothy J. McLinden                 Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960





Mark Reilly                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Douglas Rodgers                     Vice President
11225 North Community House Road
Charlotte, NC 28277





Kenneth Samuelson III               Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Andrew Vigar                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960





Natalie Wright                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017





Lynn Dumais                         Vice President and Chief Accounting Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





David Chamberlin          Vice President and Controller
18205 Crane Nest Drive
Tampa, FL 33647





Frans teGroen                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Alan Igielski                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Scott Peterson                      Vice President, Treasury
Gragg Building
11225 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2016

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2016. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company ("ALICO"), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited ("ITAS") and the rest by third parties.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    Enterprise General Insurance Agency, Inc. (DE)

F.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

G.    First MetLife Investors Insurance Company (NY)

H.    Newbury Insurance Company, Limited (DE)

I.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Investments Securities, LLC (DE)

J.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC (DE)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuels I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      14.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      15.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      16. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      17. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      18.   Corporate Real Estate Holdings, LLC (DE)

      19.   MetLife Tower Resources Group, Inc. (DE)

      20.   Headland-Pacific Palisades, LLC (CA)

      21. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      22.   WFP 1000 Holding Company GP, LLC (DE)

      23.   White Oak Royalty Company (OK)

      24.   500 Grant Street GP LLC (DE)

      25. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      26. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      27.   MetLife Retirement Services LLC (NJ)

      28.   Euro CL Investments, LLC (DE)

      29.   MEX DF Properties, LLC (DE)

            a) LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      30. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      31.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      32.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      33.   MLIC Asset Holdings LLC (DE)

      34.   85 Broad Street Mezzanine LLC (DE)

      35.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      36.   ML Bridgeside Apartments LLC (DE)

      37. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      38.   MLIC CB Holdings LLC (DE)

      39. MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by General American Life Insurance Company.

      40.   Oconee Hotel Company, LLC (DE)

      41.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      42.   1201 TAB Manager, LLC (DE)

      43. MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

      44. MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by General American Life Insurance Company.

      45.   1001 Properties, LLC (DE)

      46. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      47.   6104 Hollywood, LLC (DE)

      48.   Boulevard Residential, LLC (DE)

      49.   ML-AI MetLife Member 3, LLC (DE)

      50.   Ashton Judiciary Square, LLC (DE)

      51. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      52. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      53.   Marketplace Residences, LLC (DE)

      54.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      55.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      56.   Haskell East Village, LLC (DE)

      57. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      58.   ML Terraces, LLC (DE)

      59.   Chestnut Flats Wind, LLC (DE)

      60.   MetLife 425 MKT Member, LLC (DE)

      61.   MetLife OFC Member, LLC (DE)

      62.   MetLife THR Investor, LLC (DE)

      63. ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      64. ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

      65.   MetLife CB W/A, LLC (DE)

      66. MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      67.   10700 Wilshire, LLC (DE)

      68.   Viridian Miracle Mile, LLC (DE)

      69. MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by General American Life Insurance Company

      70.   MetLife OBS Member, LLC (DE)

      71.   MetLife 1007 Stewart, LLC (DE)

      72. ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 1.03% by General American Life Insurance Company.

      73.   MetLife Treat Towers Member, LLC (DE)

      74.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      75. ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by General American Life Insurance Company.

      76.   MetLife SP Holdings, LLC (DE)

            a)   MetLife Private Equity Holdings, LLC (DE)

      77.   Buford Logistics Center, LLC (DE)

      78.   ML North Brand Member, LLC (DE)

      79.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      80. MCPP Owners, LLC (DE) - 84.503% is owned by MLIC, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, and 13.278% by MTL Leasing, LLC.

      81.   MetLife HCMJV 1 GP, LLC (DE)

      82.   MetLife ConSquare Member, LLC (DE)

      83.   MetLife Ontario Street Member, LLC (DE)

      84.   1925 WJC Owner, LLC (DE)


K.    MetLife Capital Trust IV (DE)

L.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      6.    MetLife USA Assignment Company (CT)

      7.    TIC European Real Estate LP, LLC (DE)

      8.    Euro TL Investments LLC (DE)

      9.    TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      10.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      11.   TLA Holdings II LLC (DE)

      12.   TLA Holdings III LLC (DE)

      13. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      14.   ML 1065 Hotel, LLC

      15.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

      16.   Brighthouse Reinsurance Company of Delaware (DE)

M.    MetLife Reinsurance Company of South Carolina (SC)

N.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           e) MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K, 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 20.06%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 3.24%, MetLife Insurance Company of Korea Limited owns 2.91%, General American Life Insurance Company owns 0.07% and MetLife Insurance Company USA owns 0.14%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Alley 24 East, LLC, MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I& III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC, MCP Northyards Holdco, LLC, MCP Northyards Owner, LLC, MCP Northyards Master Lessee, LLC, 60 11th Street, LLC, Magnolia Park Greenville,Venture, LLC, Magnolia Park Greenville, LLC, MCP 22745 & 22755 Relocation Drive, LLC, MCP DMCBP Phase II Member, LLC, MetLife Core Property TRS, LLC.

                           aa)    MCP Property Management, LLC (DE)

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 28.83%, MetLife Insurance Company USA owns 9.61%, MetLife Insurance Company of Korea, Limited. owns 5.66%, MetLife Limited owns 3.81%, and Metropolitan Life Insurance Company of Hong Kong Limited owns 0.76%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

O.    MetLife Standby I, LLC (DE)

P.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

Q.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

R.    MetLife Capital Trust X (DE)

S.    Cova Life Management Company (DE)

T.    MetLife Reinsurance Company of Charleston (SC)

U.    MetLife Reinsurance Company of Vermont (VT)

V.    Delaware American Life Insurance Company (DE)

W.    Federal Flood Certification LLC (TX)

X.    MetLife Global Benefits, Ltd. (Cayman Islands)

Y. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

Z.    MetLife Consumer Services, Inc. (DE)

AA.   MetLife Reinsurance Company of Delaware (DE)

AB.   MetLife Global, Inc. (DE)

AC.   Brighthouse Services, LLC (DE)

AD.   Brighthouse Holdings, LLC (DE)

AE.   Brighthouse Securities, LLC (DE)

AF.   Brighthouse Financial, Inc. (DE)

AG.   MetLife Insurance Brokerage, Inc. (NY)

AH.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a) MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

               b)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.000491% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1. Fundacion MetLife Mexico, A.C. (Mexico)

                  vii) MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH, 10.000029508% is owned by MetLife Global Holding Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC.

                 viii) PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

                   ix) MetLife Innovation Centre Limited (Ireland)

                    x) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe d.a.c (Ireland) - MetLife EU Holding Company Limited holds 96.00315040176985% of this entity. ALICO holds 3.996758255760741% and ITAS holds 0.000091342469407%.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance d.a.c (Ireland)- 93% of MetLife Europe Insurance d.a.c is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Services, Sociedad Limitada (Spain)

                       7) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       8)  MetLife Solutions S.A.S. (France)

                       9) Metropolitan Life Societate de Administrare a unui
                           Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

                       10) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       11) MetLife Services Cyprus Limited (Cyprus)

                           aa) Hellenic Alico Life Insurance Company, Ltd.
                               (Cyprus) - 27.5% of Hellenic Alico Life
                               Insurance Company, Ltd. Is owned by MetLife
                               Services Cyprus Limited and the remaining is owned by a third party.

                       12) MetLife Services EOOD (Bulgaria)

                       13) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of
                               MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       14) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       15) MetLife SK, s.r.o. (Slovakia) - 99.8788% of MetLife
                           SK, s.r.o. is owned by MetLife EU Holding Company Limited, 0.1212% is owned by ITAS

                       16) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                    xi)  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.    MetLife Asia Limited (Hong Kong)

                       14. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       15. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       17. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                       18.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury d.a.c
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Insurance Company of
                                               Korea Limited (South Korea)-
                                               14.64% is owned by MetLife
                                               Mexico, S.A. and 85.36% is
                                               owned by Metropolitan Global
                                               Management, LLC.

                                               1)    MetLife Financial Services,
                                                     Co., Ltd.

                                         eee)  MetLife Mexico Holdings, S. de
                                               R.L. de C.V. (Mexico) - 99.99995%
                                               is owned by Metropolitan Global
                                               Management, LLC, and the
                                               remainder is owned by Excelencia
                                               Operativa y Tecnologica, S.A. de
                                               C.V.

                    xii)  MetLife Investment Management Holding (Ireland)
                          Limited

                          aaa)  MetLife Investment Asia Limited (Hong Kong)

                   xiii)  ALICO Operations LLC (DE)

                          aaa)  MetLife Asset Management Corp. (Japan)

                          bbb)  MetLife Seguros S.A. (Uruguay)

      3.    International Investment Holding Company Limited (Russia)

      4.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      5. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      6. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      7.    Alpha Properties, Inc. (USA-Delaware)

      8.    Beta Properties, Inc. (USA-Delaware)

      9.    Delta Properties Japan, Inc. (USA-Delaware)

      10.   Epsilon Properties Japan, Inc. (USA-Delaware)

      11.   Iris Properties, Inc. (USA-Delaware)

      12.   Kappa Properties Japan, Inc. (USA-Delaware)

      13. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

AI.   General American Life Insurance Company (MO)

      a.    GALIC Holdings LLC (DE)

AJ.   New England Life Insurance Company (MA)

AK.   MetLife European Holdings, LLC (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2017, there were 196,616 owners of qualified contracts and 43,167 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account Eleven for Variable Annuities).



ITEM 28. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or MetLife, Inc. its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities' distribution of the Contracts.


MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITER



(a)        Brighthouse Securities, LLC
           11225 North Community House Road
           Charlotte, NC 28277

Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment companies (including the Registrant):
           Brighthouse Fund UL for Variable Life Insurance
           Brighthouse Fund UL III for Variable Life Insurance
           Brighthouse Funds Trust I
           Brighthouse Funds Trust II
           Brighthouse Separate Account A
           Brighthouse Separate Account Eleven for Variable Annuities Brighthouse Separate Account QPN for Variable Annuities
           Brighthouse Variable Annuity Account B
           Brighthouse Variable Annuity Account C
           Brighthouse Variable Life Account A
           Brighthouse Variable Life Account One
           New England Variable Annuity Separate Account
           New England Variable Life Separate Account




(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.




NAME AND PRINCIPAL                  POSITIONS AND OFFICES
BUSINESS ADDRESS                    WITH UNDERWRITER
---------------------------------   ---------------------------------------------------------
Myles Lambert                       Manager, Chairman, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277





Philip Beaulieu                     Manager and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Kieran R. Mullins                   Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Phyllis Zanghi                      Senior Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Timothy McLinden                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017





D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President and Treasurer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



(c) MetLife Investors Distribution Company served as principal underwriter prior to March 6, 2017.


Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:

                                                      (2)
                     (1)                       NET UNDERWRITING         (3)             (4)
              NAME OF PRINCIPAL                  DISCOUNTS AND    COMPENSATION ON    BROKERAGE           (5)
                 UNDERWRITER                      COMMISSIONS        REDEMPTION     COMMISSIONS   OTHER COMPENSATION
--------------------------------------------- ------------------ ----------------- ------------- -------------------
MetLife Investors Distribution Company....... $568,161,672       $0                $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


   (a) Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277



   (b) Brighthouse Financial Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

   (c) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277

   (d)        Brighthouse Financial, 18205 Crane Nest Drive, Tampa, FL 33647

   (e)        Brighthouse Financial, One Financial Center, Boston, MA 02111



ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.



The Brighthouse Life Insurance Company hereby represents:


(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Brighthouse Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on this 5th day of April, 2017.

BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
(Registrant)

By: BRIGHTHOUSE LIFE INSURANCE COMPANY

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President


By: BRIGHTHOUSE LIFE INSURANCE COMPANY
     (Depositor)

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 5th day of April, 2017.

/s/ Eric T. Steigerwalt*   Chairman of the Board, President, Chief Executive
------------------------
                           Officer and a Director
Eric T. Steigerwalt
/s/ Myles J. Lambert*      Director and Vice President
------------------------
Myles J, Lambert
/s/ Kieran Mullins*        Director and Vice President
------------------------
Kieran Mullins
/s/ John L. Rosenthal*     Director, Vice President and Chief Investment
------------------------
                           Officer
John L.Rosenthal
/s/ Anant Bhalla*          Director, Vice President and Chief Financial
------------------------
                           Officer
Anant Bhalla
/s/ Lynn A. Dumais*        Vice President and Chief Accounting Officer
------------------------
Lynn A. Dumais

*By:   /s/ Michele H. Abate
       ------------------------------
       Michele H. Abate, Attorney-in-fact

       April 5, 2017



* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX



10     Consent of Independent Registered Public Accounting Firm
       (Deloitte & Touche LLP)


13     Powers of Attorney